UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

>	Large Cap Fund

>	Large Cap Value Fund

>	Large Cap Growth Fund

>	Large Cap Index Fund

>	Tax-Managed Large Cap Fund

>	S&P 500 Index Fund

>	Small Cap Fund

>	Small Cap Value Fund

>	Small Cap Growth Fund

>	Tax-Managed Small/Mid Cap Fund

>	Mid-Cap Fund

>	U.S. Managed Volatility Fund

>	Global Managed Volatility Fund

>	Tax-Managed Managed Volatility Fund

>	Tax-Managed International Managed Volatility Fund

>	Real Estate Fund

>	Core Fixed Income Fund

>	High Yield Bond Fund

>	Conservative Income Fund

>	Tax-Free Conservative Income Fund

>	Real Return Fund

>	Dynamic Asset Allocation Fund

>	Multi-Strategy Alternative Fund

>	Multi-Asset Accumulation Fund

>	Multi-Asset Income Fund

>	Multi-Asset Inflation Managed Fund

>	Multi-Asset Capital Stability Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 7.2%
Alphabet Inc, Cl A *	1.0%	14,578	$16,939
Alphabet Inc, Cl C *	0.1	1,975	2,297
AT&T Inc	0.7	414,642	12,087
Comcast Corp, Cl A	0.6	322,884	11,101
Facebook Inc, Cl A *	1.4	143,655	23,962
Verizon Communications Inc	1.5	492,684	26,472
Other Securities (A)	1.9		34,031
			126,889

Consumer Discretionary — 9.7%
Alibaba Group Holding ADR *	0.8	74,543	14,497
Amazon.com Inc, Cl A *	2.0	18,278	35,637
Dollar General Corp	0.9	100,826	15,226
Lowe’s Cos Inc	0.6	130,981	11,271
Ross Stores Inc	0.9	184,185	16,019
Other Securities (A)	4.5		77,648
			170,298

Consumer Staples — 8.5%
JM Smucker Co/The	0.8	124,415	13,810
Kroger Co/The	1.2	698,274	21,032
Philip Morris International Inc	0.9	206,587	15,073
Unilever NV	1.1	392,941	19,172
Other Securities	4.5		80,463
			149,550

Energy — 2.8%
Other Securities (A)	2.8		49,351

Financials — 15.1%
Bank of America Corp	1.4	1,126,115	23,907
Berkshire Hathaway Inc, Cl B *	1.2	119,081	21,772
Citigroup Inc	0.9	382,822	16,124
JPMorgan Chase & Co	1.1	204,632	18,423
Markel Corp *	0.7	14,103	13,086
S&P Global Inc	0.6	46,292	11,344

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	0.7%	215,467	$11,478
Other Securities ‡(A)	8.5		148,347
			264,481

Health Care — 17.5%
Abbott Laboratories	1.1	247,700	19,546
Amgen Inc, Cl A	1.3	111,483	22,601
Becton Dickinson and Co	0.6	49,124	11,287
Bristol-Myers Squibb Co	0.7	230,483	12,847
CVS Health Corp	1.1	318,885	18,919
Humana Inc *	0.8	42,283	13,278
Johnson & Johnson	1.8	234,762	30,784
Merck & Co Inc	1.2	276,553	21,278
Pfizer Inc	0.6	332,936	10,867
Teleflex Inc	0.6	37,086	10,861
UnitedHealth Group Inc	1.5	104,411	26,038
Vertex Pharmaceuticals Inc *	0.7	48,269	11,486
Zimmer Biomet Holdings Inc	0.8	138,797	14,030
Other Securities (A)	4.7		82,716
			306,538

Industrials — 8.7%
Honeywell International Inc	1.2	158,289	21,177
Roper Technologies Inc	0.6	36,218	11,293
Other Securities	6.9		120,198
			152,668

Information Technology — 20.7%
Adobe Inc *	1.3	73,084	23,258
Apple Inc	2.3	158,737	40,365
Fidelity National Information Services Inc, Cl B	0.7	94,245	11,464
Intel Corp	0.8	244,669	13,241
Intuit Inc	1.1	81,061	18,644
Microchip Technology Inc (A)	0.7	187,827	12,735
Microsoft Corp	2.7	296,505	46,762
Motorola Solutions Inc	0.8	107,644	14,308
PayPal Holdings Inc *	0.7	123,798	11,852
salesforce.com *	0.8	102,331	14,734
Visa Inc, Cl A	1.4	150,429	24,237
Xilinx Inc	0.7	154,939	12,076
Other Securities	6.7		120,233
			363,909

Materials — 3.5%
Other Securities	3.5		62,177

Real Estate — 2.8%
Crown Castle International Corp ‡	1.0	122,688	17,716
Other Securities ‡	1.8		30,716
			48,432

Utilities — 2.4%
NextEra Energy Inc	0.9	63,285	15,228

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.5%		$27,469
			42,697

Total Common Stock (Cost $1,615,756) ($ Thousands)			1,736,990

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.760% **†(B)	1.0	17,756,885	17,767

Total Affiliated Partnership (Cost $17,755) ($ Thousands)			17,767

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	1.0	17,537,450	17,537

Total Cash Equivalent (Cost $17,537) ($ Thousands)			17,537

Total Investments in Securities — 100.9% (Cost $1,651,048)($ Thousands)			$1,772,294

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)
S&P 500 Index E-MINI	90	Jun-2020	$10,574	$11,564	$990

S&P Mid Cap 400 Index E-MINI	7	Jun-2020	909	1,006	97

			$11,483	$12,570	$1,087

Percentages are based on a Net Assets of $1,756,390 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $17,177 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $17,767 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,736,990	–	–	1,736,990
Affiliated Partnership	–	17,767	–	17,767
Cash Equivalent	17,537	–	–	17,537

Total Investments in Securities	1,754,527	17,767	–	1,772,294

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,087	–	–	1,087

Total Other Financial Instruments	1,087	–	–	1,087

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$29,711	$160,893	$ (172,839)	$ —	$ 2	$17,767	17,756,885	$124	$ —
SEI Daily Income Trust, Government Fund, Cl F	22,022	235,134	(239,619)	—	—	17,537	17,537,450	134	—

Totals	$51,733	$396,027	$ (412,458)	$ —	$2	$35,304		$258	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Communication Services — 7.6%
AT&T Inc	3.0%	1,013,144	$29,533
BCE Inc	1.0	228,830	9,350
Comcast Corp, Cl A	0.9	245,858	8,453
Facebook Inc, Cl A *	0.7	41,326	6,893
Verizon Communications Inc	1.6	285,127	15,320
Other Securities	0.4		4,559
			74,108

Consumer Discretionary — 7.1%
General Motors Co	0.6	301,214	6,259
Genuine Parts Co	0.8	109,979	7,405
Target Corp, Cl A	1.6	166,650	15,493
Other Securities (A)	4.1		39,698
			68,855

Consumer Staples — 10.9%
Diageo PLC ADR (A)	0.8	61,169	7,776
Ingredion Inc	0.6	75,055	5,667
Kimberly-Clark Corp	1.1	86,655	11,080
Kroger Co/The	0.7	230,894	6,954
Philip Morris International Inc	1.4	188,276	13,737
Procter & Gamble Co/The	0.8	69,726	7,670
Tyson Foods Inc, Cl A	0.8	131,557	7,613
Unilever NV	0.8	151,216	7,378
Walgreens Boots Alliance Inc	1.0	207,219	9,480
Walmart Inc	0.8	70,778	8,042
Other Securities	2.1		20,339
			105,736

Energy — 5.5%
Chevron Corp	1.3	168,158	12,185
ConocoPhillips	1.1	332,878	10,253
Exxon Mobil Corp	0.7	190,016	7,215
Other Securities (A)	2.4		24,166
			53,819
Financials — 19.7%
Bank of America Corp	1.7	799,978	16,984
Berkshire Hathaway Inc, Cl B *	1.3	70,242	12,842

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chubb Ltd	0.9%	79,793	$8,912
Citigroup Inc	1.7	387,648	16,328
JPMorgan Chase & Co	2.8	297,988	26,828
Truist Financial Corp	1.1	333,151	10,274
Wells Fargo & Co	1.2	405,599	11,641
Other Securities ‡(A)	9.0		88,270
			192,079

Health Care — 15.5%
Biogen Inc *	0.6	19,408	6,140
Bristol-Myers Squibb Co	0.9	165,024	9,198
Eli Lilly & Co	0.9	66,168	9,179
Gilead Sciences Inc	0.7	90,180	6,742
Johnson & Johnson	2.3	173,856	22,798
Medtronic PLC	0.6	66,669	6,012
Merck & Co Inc	1.9	241,670	18,594
Novartis AG ADR	1.2	135,705	11,189
Pfizer Inc	2.7	817,479	26,682
Other Securities	3.7		34,641
			151,175

Industrials — 10.0%
3M Co	0.7	49,158	6,711
Cummins Inc	0.7	46,934	6,351
Johnson Controls International plc	1.0	364,345	9,823
Raytheon Co	1.0	76,078	9,978
Siemens AG ADR (B)	0.7	169,559	7,121
Other Securities (A)	5.9		57,644
			97,628

Information Technology — 8.5%
Cisco Systems Inc	1.4	347,108	13,645
Intel Corp	3.1	558,563	30,230
Microsoft Corp	0.6	37,517	5,917
Other Securities	3.4		33,117
			82,909

Materials — 4.3%
Other Securities	4.3		41,657

Real Estate — 2.9%
Healthpeak Properties Inc ‡	0.8	318,265	7,591
Welltower Inc ‡	0.9	189,507	8,676
Other Securities ‡	1.2		12,165
			28,432

Utilities — 6.6%
Consolidated Edison Inc	0.6	77,999	6,084
Exelon Corp	1.1	278,624	10,256
NextEra Energy Inc	2.3	91,505	22,018
Other Securities	2.6		25,327
			63,685
Total Common Stock (Cost $1,030,376) ($ Thousands)			960,083

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.760% **†(C)	1.6%	15,914,496	$15,913

Total Affiliated Partnership (Cost $15,914) ($ Thousands)			15,913

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	1.3%	12,362,646	$12,363

Total Cash Equivalent (Cost $12,363) ($ Thousands)			12,363

Total Investments in Securities — 101.5% (Cost $1,058,653)($ Thousands)			$988,359

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	28	Jun-2020	$3,417	$3,597	$180

S&P Mid Cap 400 Index E-MINI	24	Jun-2020	3,225	3,451	226

			$6,642	$7,048	$406

Percentages are based on a Net Assets of $973,571 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $15,443 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $7,121 ($ Thousands) and represented 0.7% of Net Assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $15,913 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	960,083	–	–	960,083
Affiliated Partnership	–	15,913	–	15,913
Cash Equivalent	12,363	–	–	12,363

Total Investments in Securities	972,446	15,913	–	988,359

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	406	–	–	406

Total Other Financial Instruments	406	–	–	406

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 899	$101,245	$ (86,229)	$ —	$ (2)	$15,913	15,914,496	$ 56	$ —
SEI Daily Income Trust, Government Fund, Cl F	17,909	98,189	(103,735)	—	—	12,363	12,362,646	108	—

Totals	$18,808	$199,434	$ (189,964)	$ —	$ (2)	$28,276		$164	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Communication Services — 10.0%
Alphabet Inc, Cl A *	3.6%	39,594	$46,006
Alphabet Inc, Cl C *	1.0	11,305	13,146
Facebook Inc, Cl A *	3.3	250,456	41,776
Netflix Inc *	0.6	19,647	7,377
Other Securities (A)	1.5		20,204
			128,509
Consumer Discretionary — 14.0%
Alibaba Group Holding ADR *	1.9	126,888	24,677
Amazon.com Inc, Cl A *	5.5	36,245	70,668
AutoZone Inc *	1.3	20,258	17,138
Lowe’s Cos Inc	0.7	109,904	9,457
Lululemon Athletica Inc *	0.9	61,348	11,629
NIKE Inc, Cl B	0.7	105,563	8,734
TJX Cos Inc/The	1.0	272,768	13,041
Other Securities	2.0		24,584
			179,928
Consumer Staples — 4.0%
Colgate-Palmolive Co	0.8	148,396	9,848
PepsiCo Inc	1.8	189,434	22,751
Procter & Gamble Co/The	0.8	88,911	9,780
Other Securities	0.6		8,159
			50,538
Energy — 0.0%
Other Securities	0.0		509

Financials — 7.5%
CME Group Inc	0.7	49,483	8,556
Intercontinental Exchange Inc	0.6	89,502	7,227
Moody’s Corp	1.5	89,604	18,951
MSCI Inc, Cl A	1.3	56,075	16,203
Progressive Corp/The	0.5	95,692	7,066
S&P Global Inc	1.0	54,066	13,249
Other Securities (A)	1.9		24,777
			96,029

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 15.4%
Abbott Laboratories	0.7%	110,080	$8,686
Becton Dickinson and Co	1.2	64,233	14,759
Boston Scientific Corp *	0.6	240,286	7,841
Danaher Corp, Cl A	1.2	107,411	14,867
Johnson & Johnson	1.1	106,912	14,019
Merck & Co Inc	1.3	222,690	17,134
Mettler-Toledo International Inc *	0.8	13,972	9,648
UnitedHealth Group Inc	3.1	156,722	39,083
Vertex Pharmaceuticals Inc *	1.3	68,292	16,250
Other Securities (A)	4.1		54,884
			197,171
Industrials — 5.9%
Graco Inc	0.8	206,651	10,070
Honeywell International Inc	0.8	72,496	9,699
Lockheed Martin Corp	0.7	24,565	8,326
Union Pacific Corp	1.0	87,344	12,319
United Technologies Corp	0.7	99,402	9,377
Other Securities	1.9		25,228
			75,019
Information Technology — 37.1%
Adobe Inc *	2.4	94,600	30,106
Analog Devices Inc	0.8	111,939	10,035
Apple Inc	6.0	300,362	76,379
Applied Materials Inc	1.0	282,113	12,926
Broadcom Inc	0.6	32,934	7,809
Fidelity National Information Services Inc, Cl B	1.7	173,140	21,061
Intuit Inc	0.7	39,477	9,080
Mastercard Inc, Cl A	2.3	124,153	29,990
Microsoft Corp	9.1	741,877	117,001
NVIDIA Corp	1.0	50,220	13,238
NXP Semiconductors NV	1.0	151,377	12,554
Oracle Corp, Cl B	1.3	346,451	16,744
PayPal Holdings Inc *	1.2	162,441	15,552
salesforce.com *	1.3	115,741	16,664
Visa Inc, Cl A	3.1	249,495	40,199
Other Securities (A)	3.6		46,375
			475,713
Materials — 3.3%
Sherwin-Williams Co/The, Cl A	1.5	40,300	18,519
Other Securities	1.8		23,216
			41,735
Real Estate — 1.4%
Crown Castle International Corp ‡	0.9	76,656	11,069
Other Securities ‡	0.5		6,970
			18,039
Total Common Stock (Cost $902,628) ($ Thousands)			1,263,190

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P. 0.760% **†(B)	1.8%	23,432,268	$23,433

Total Affiliated Partnership (Cost $23,431) ($ Thousands)			23,433

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	1.0%	12,897,000	$12,897

Total Cash Equivalent (Cost $12,897) ($ Thousands)			12,897

Total Investments in Securities — 101.4% (Cost $938,956)($ Thousands)			$1,299,520

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)

S&P 500 Index E-MINI	100	Jun-2020	$12,106	$12,849	$743

Percentages are based on Net Assets of $1,281,952 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $22,639 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $23,433 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instrument carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,263,190	–	–	1,263,190
Affiliated Partnership	–	23,433	–	23,433
Cash Equivalent	12,897	–	–	12,897

Total Investments in Securities	1,276,087	23,433	–	1,299,520

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	743	–	–	743

Total Other Financial Instruments	743	–	–	743

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$5,992	$74,793	$ ($57,352)	$ —	$ —	$23,433	23,432,268	$29	$ —
SEI Daily Income Trust, Government Fund, Cl F	16,366	161,547	(165,016)	—	—	12,897	12,897,000	103	—

Totals	$ 22,358	$ 236,340	$ (222,368)	$ —	$ —	$36,330		$ 132	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 10.0%
Alphabet Inc, Cl A *	1.4%	5,955	$6,919
Alphabet Inc, Cl C *	1.5	5,963	6,934
AT&T Inc	0.9	145,929	4,254
Comcast Corp, Cl A	0.7	90,243	3,103
Facebook Inc, Cl A *	1.7	47,704	7,957
Netflix Inc *	0.7	8,487	3,187
Verizon Communications Inc	0.9	82,729	4,445
Walt Disney Co/The	0.7	34,783	3,360
Other Securities (A)	1.5		8,051
			48,210
Consumer Discretionary — 9.8%
Amazon.com Inc, Cl A *	3.4	8,343	16,266
Home Depot Inc/The	0.9	21,802	4,071
McDonald’s Corp	0.5	15,026	2,485
NIKE Inc, Cl B	0.4	23,343	1,931
Other Securities (A)	4.6		22,391
			47,144
Consumer Staples — 7.1%
Coca-Cola Co/The	0.7	76,764	3,397
Costco Wholesale Corp	0.5	8,778	2,503
PepsiCo Inc	0.7	28,051	3,369
Philip Morris International Inc	0.5	30,987	2,261
Procter & Gamble Co/The	1.1	48,674	5,354
Walmart Inc	0.7	27,775	3,156
Other Securities (A)	2.9		14,139
			34,179
Energy — 2.4%
Chevron Corp	0.6	38,234	2,770
Exxon Mobil Corp	0.7	84,769	3,219
Other Securities (A)	1.1		5,670
			11,659
Financials — 10.8%
Bank of America Corp	0.7	160,092	3,399

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	1.5%	39,039	$7,138
JPMorgan Chase & Co	1.2	62,308	5,610
SEI Investments Co †	0.0	2,500	116
Wells Fargo & Co	0.5	74,591	2,141
Other Securities ‡(B)	6.9		33,667
			52,071
Health Care — 14.9%
Abbott Laboratories	0.6	34,366	2,712
AbbVie Inc	0.5	29,517	2,249
Amgen Inc, Cl A	0.5	11,792	2,391
Bristol-Myers Squibb Co	0.5	46,642	2,600
Eli Lilly & Co	0.5	16,962	2,353
Johnson & Johnson	1.5	53,032	6,954
Medtronic PLC	0.5	26,783	2,415
Merck & Co Inc	0.8	51,022	3,926
Pfizer Inc	0.8	111,462	3,638
Thermo Fisher Scientific Inc	0.5	8,016	2,273
UnitedHealth Group Inc	1.0	18,927	4,720
Other Securities	7.2		35,317
			71,548
Industrials — 8.4%
Honeywell International Inc	0.4	14,439	1,932
Union Pacific Corp	0.4	13,879	1,958
Other Securities (A)	7.6		36,636
			40,526
Information Technology — 24.5%
Accenture PLC, Cl A	0.4	12,750	2,082
Adobe Inc *	0.6	9,635	3,066
Apple Inc	4.4	82,351	20,941
Cisco Systems Inc	0.7	85,776	3,372
Intel Corp	1.0	85,591	4,632
International Business Machines Corp	0.4	17,747	1,969
Mastercard Inc, Cl A	0.9	17,673	4,269
Microsoft Corp	5.0	151,181	23,843
NVIDIA Corp	0.7	11,697	3,083
Oracle Corp, Cl B	0.4	40,005	1,933
PayPal Holdings Inc *	0.5	23,380	2,238
salesforce.com Inc *	0.5	16,771	2,415
Visa Inc, Cl A	1.2	34,242	5,517
Other Securities	7.8		38,257
			117,617

Materials — 2.5%
Other Securities (A)	2.5		11,912

Real Estate — 3.5%
Other Securities ‡	3.5		17,019

Utilities — 3.4%
NextEra Energy Inc	0.5	9,808	2,360

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	2.9%		$13,915
			16,275

Total Common Stock (Cost $521,805) ($ Thousands)			468,160

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.760% **†(C)	0.1	554,831	555

Total Affiliated Partnership (Cost $555) ($ Thousands)			555

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	2.5	11,905,814	11,906

Total Cash Equivalent (Cost $11,906) ($ Thousands)			11,906

Total Investments in Securities — 99.9% (Cost $534,266)($ Thousands)			$480,621

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	95	Jun-2020	$12,092	$12,206	$114
S&P Mid Cap 400 Index E-MINI	7	Jun-2020	983	1,006	23
			$13,075	$13,212	$137

Percentages are based on a Net Assets of $481,124 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $530 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $45 ($ Thousands), or 0.0% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $555 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Large Cap Index Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	468,160	–	–	468,160
Affiliated Partnership	–	555	–	555
Cash Equivalent	11,906	–	–	11,906

Total Investments in Securities	480,066	555	–	480,621

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	137	–	–	137

Total Other Financial Instruments	137	–	–	137

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Investment Co	$ 124	$ 26	$ —	$ —	$ (34)	$ 116	2,500	$ 1	$ —
SEI Liquidity Fund, L.P.	710	4,308	(4,463)	—	—	555	554,831	7	—
SEI Daily Income Trust, Government Fund, Cl F	15,765	93,821	(97,680)	—	—	11,906	11,905,814	152	—

Totals	$ 16,599	$ 98,155	$ (102,143)	$ -	$ (34)	$12,577		$160	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 5.4%
Alphabet Inc, Cl A *	1.0%	26,214	$30,459
Alphabet Inc, Cl C *	0.8	22,848	26,568
AT&T Inc	0.7	723,566	21,092
BCE Inc	0.7	538,174	21,990
Facebook Inc, Cl A *	0.9	173,490	28,938
Other Securities	1.3		41,227
			170,274
Consumer Discretionary — 10.3%
Amazon.com Inc, Cl A *	1.6	26,556	51,777
Dollar General Corp	1.5	309,007	46,663
Lowe’s Cos Inc	0.9	328,236	28,245
NIKE Inc, Cl B	0.9	357,743	29,600
Ross Stores Inc	0.7	243,090	21,142
Other Securities (A)	4.7		146,980
			324,407
Consumer Staples — 10.7%
Altria Group Inc	0.7	546,042	21,115
JM Smucker Co/The	0.7	188,990	20,978
Kimberly-Clark Corp	0.7	166,165	21,248
Kroger Co/The	0.9	958,456	28,869
PepsiCo Inc	0.9	234,340	28,144
Philip Morris International Inc	1.0	452,673	33,027
Procter & Gamble Co/The	0.8	233,806	25,719
Unilever NV	0.9	612,509	29,884
Other Securities (A)	4.1		129,718
			338,702
Energy — 2.4%
Other Securities	2.4		75,529

Financials — 16.4%
Bank of America Corp	1.0	1,550,747	32,922
Berkshire Hathaway Inc, Cl B *	0.6	107,263	19,611
Citigroup Inc	0.8	569,487	23,987
CME Group Inc	0.6	117,119	20,251

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.4%	478,943	$43,119
Moody’s Corp	1.9	288,575	61,034
MSCI Inc, Cl A	1.5	163,834	47,341
Other Securities ‡	8.6		269,651
			517,916
Health Care — 18.6%
Abbott Laboratories	0.7	274,129	21,632
Amgen Inc, Cl A	1.0	148,566	30,119
Becton Dickinson and Co	1.1	152,107	34,950
CVS Health Corp	0.7	379,134	22,494
Eli Lilly & Co	0.7	169,143	23,463
Johnson & Johnson	2.7	659,514	86,482
Merck & Co Inc	1.8	751,470	57,818
Pfizer Inc	1.0	995,962	32,508
UnitedHealth Group Inc	1.6	197,672	49,295
Other Securities	7.3		228,925
			587,686
Industrials — 7.6%
Graco Inc	0.9	568,764	27,716
Illinois Tool Works Inc	0.6	143,062	20,332
Roper Technologies Inc	0.7	67,713	21,114
Other Securities (A)	5.4		172,468
			241,630
Information Technology — 19.7%
Adobe Inc *	1.4	137,412	43,730
Apple Inc	2.2	266,564	67,785
Applied Materials Inc	0.7	507,844	23,269
Cisco Systems Inc	1.1	859,735	33,796
Intel Corp	1.1	631,741	34,190
Intuit Inc	1.1	156,005	35,881
Mastercard Inc, Cl A	1.7	224,790	54,300
Microsoft Corp	2.4	486,353	76,703
Oracle Corp, Cl B	0.8	512,747	24,781
Visa Inc, Cl A	1.5	288,204	46,435
Other Securities (A)	5.7		179,698
			620,568
Materials — 4.3%
Ecolab Inc	0.8	169,113	26,353
Linde PLC	0.8	136,959	23,694
Sherwin-Williams Co/The, Cl A	1.1	78,752	36,188
Other Securities	1.6		48,858
			135,093
Real Estate — 2.3%
American Tower Corp, Cl A ‡	0.8	107,953	23,507
Other Securities ‡	1.5		48,937
			72,444
Utilities — 1.4%
Other Securities	1.4		43,970

Total Common Stock (Cost $1,863,442) ($ Thousands)			3,128,219

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.760% **†(B)	0.9%	28,160,365	$28,165

Total Affiliated Partnership (Cost $28,158) ($ Thousands)			28,165

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	0.3%	7,958,957	$7,959

Total Cash Equivalent (Cost $7,959) ($ Thousands)			7,959

Total Investments in Securities — 100.3% (Cost $1,899,559)($ Thousands)			$3,164,343

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	48	Jun-2020	$6,085	$6,167	$82
S&P Mid Cap 400 Index E-MINI	2	Jun-2020	288	288	–
			$6,373	$6,455	$82

Percentages are based on a Net Assets of $3,154,994 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $27,284 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $28,165 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,128,219	–	–	3,128,219
Affiliated Partnership	–	28,165	–	28,165
Cash Equivalent	7,959	–	–	7,959

Total Investments in Securities	3,136,178	28,165	–	3,164,343

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	82	–	–	82

Total Other Financial Instruments	82	–	–	82

* Futures contracts are valued at the unrealized appreciation on the    instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 39,146	$ 223,211	$ (234,196)	$ —	$ 4	$ 28,165	28,160,365	$ 405	$ —
SEI Daily Income Trust, Government Fund, Cl F	34,813	260,048	(286,902)	—	—	7,959	7,958,957	152	—

Totals	$ 73,959	$ 483,259	$ (521,098)	$ —	$ 4	$ 36,124		$ 557	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

S&P 500 Index Fund

† Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Communication Services — 10.5%
Alphabet Inc, Cl A *	1.6%	9,543	$11,089
Alphabet Inc, Cl C *	1.6	9,520	11,070
AT&T Inc	1.0	233,993	6,821
Comcast Corp, Cl A	0.7	145,496	5,002
Facebook Inc, Cl A *	1.8	76,986	12,841
Netflix Inc *	0.8	14,000	5,257
Verizon Communications Inc	1.0	132,496	7,119
Walt Disney Co/The	0.8	57,793	5,583
Other Securities	1.2		8,731
			73,513
Consumer Discretionary — 9.6%
Amazon.com Inc, Cl A *	3.7	13,342	26,013
Home Depot Inc/The	0.9	34,945	6,525
McDonald’s Corp	0.6	24,111	3,987
NIKE Inc, Cl B	0.5	40,023	3,311
Other Securities (A)	3.9		27,314
			67,150
Consumer Staples — 7.6%
Coca-Cola Co/The	0.8	123,549	5,467
Costco Wholesale Corp	0.6	14,218	4,054
PepsiCo Inc	0.8	44,715	5,370
Philip Morris International Inc	0.5	49,887	3,640
Procter & Gamble Co/The	1.2	79,800	8,778
Walmart Inc	0.7	45,461	5,165
Other Securities	3.0		20,974
			53,448
Energy — 2.6%
Chevron Corp	0.6	60,623	4,393
Exxon Mobil Corp	0.7	135,646	5,150
Other Securities	1.3		8,598
			18,141
Financials — 10.7%
Bank of America Corp	0.8	259,445	5,508
Berkshire Hathaway Inc, Cl B *	1.6	62,563	11,438
JPMorgan Chase & Co	1.3	100,376	9,037
Wells Fargo & Co	0.5	123,515	3,545

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	6.5%		$45,262
			74,790
Health Care — 15.0%
Abbott Laboratories	0.6	56,719	4,476
AbbVie Inc	0.5	47,468	3,617
Amgen Inc, Cl A	0.5	19,029	3,858
Bristol-Myers Squibb Co	0.6	75,197	4,192
Eli Lilly & Co	0.5	27,106	3,760
Johnson & Johnson	1.6	84,254	11,048
Medtronic PLC	0.5	42,972	3,875
Merck & Co Inc	0.9	81,580	6,277
Pfizer Inc	0.8	177,356	5,789
Thermo Fisher Scientific Inc	0.5	12,918	3,664
UnitedHealth Group Inc	1.1	30,328	7,563
Other Securities	6.9		47,390
			105,509
Industrials — 8.0%
Union Pacific Corp	0.4	22,274	3,141
Other Securities	7.6		53,116
			56,257
Information Technology — 24.9%
Accenture PLC, Cl A	0.5	20,404	3,331
Adobe Inc *	0.7	15,541	4,946
Apple Inc	4.8	133,582	33,969
Cisco Systems Inc	0.8	135,961	5,345
Intel Corp	1.1	139,297	7,539
International Business Machines Corp	0.4	28,433	3,154
Mastercard Inc, Cl A	1.0	28,417	6,864
Microsoft Corp	5.5	243,971	38,477
NVIDIA Corp	0.7	19,665	5,184
Oracle Corp, Cl B	0.5	69,523	3,360
PayPal Holdings Inc *	0.5	37,649	3,605
salesforce.com Inc *	0.6	28,409	4,090
Visa Inc, Cl A	1.3	54,799	8,829
Other Securities	6.5		45,902
			174,595
Materials — 2.4%
Other Securities (A)	2.4		16,662

Real Estate — 2.9%
American Tower Corp, Cl A ‡	0.4	14,200	3,092
Other Securities ‡	2.5		17,353
			20,445
Utilities — 3.5%
NextEra Energy Inc	0.5	15,720	3,783
Other Securities	3.0		20,668
			24,451
Total Common Stock (Cost $303,802) ($ Thousands)			684,961

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund. L.P. 0.760% **† (B)	0.1%	422,739	$423

Total Affiliated Partnership (Cost $423) ($ Thousands)			423

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	4.5	31,875,847	31,876

Total Cash Equivalent (Cost $31,876) ($ Thousands)			31,876

Total Investments in Securities — 102.3% (Cost $336,101)($ Thousands)			$717,260

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	205	Jun-2020	$26,223	$26,339	$116

Percentages are based on a Net Assets of $701,230 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $389 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $423 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	684,961	–	–	684,961
Affiliated Partnership	–	423	–	423
Cash Equivalent	31,876	—	–	31,876

Total Investments in Securities	716,837	423	–	717,260

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	116	–	–	116

Total Other Financial Instruments	116	–	–	116

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 4,899	$ (4,476)	$ —	$ —	$ 423	422,739	$2	$ —
SEI Daily Income Trust, Government Fund, Cl F	8,999	151,644	(128,767)	—	—	31,876	31,875,847	95	—

Totals	$8,999	$156,543	$ (133,243)	$ —	$ —	$32,299		$97	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Fund

† Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.7%

Communication Services — 2.5%
Cable One Inc	0.5%	1,136	$1,867
Cogent Communications Holdings Inc	1.0	51,969	4,260
Nexstar Media Group Inc, Cl A	0.5	32,271	1,863
Other Securities	0.5		2,596
			10,586
Consumer Discretionary — 9.3%
Bloomin’ Brands Inc *	0.4	227,503	1,624
Cheesecake Factory Inc/The	0.4	109,210	1,865
Dave & Buster’s Entertainment Inc (A)	0.4	138,733	1,815
Domino’s Pizza Inc	0.4	5,486	1,778
Modine Manufacturing Co *	0.5	605,122	1,967
Murphy USA Inc *	0.6	27,562	2,325
Urban Outfitters Inc *	0.4	124,462	1,772
Other Securities (A)	6.2		26,397
			39,543
Consumer Staples — 5.3%
Darling Ingredients Inc *	0.5	122,234	2,343
Medifast Inc (A)	0.5	31,318	1,957
Pilgrim’s Pride Corp *	0.4	96,483	1,748
TreeHouse Foods Inc *	0.5	43,928	1,939
Other Securities (A)	3.4		14,381
			22,368
Energy — 1.9%
Cabot Oil & Gas Corp	0.5	118,005	2,029
Other Securities (A)(B)	1.4		6,043
			8,072
Financials — 16.7%
American Equity Investment Life Holding Co	1.0	210,842	3,964

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BankUnited Inc	0.9%	203,748	$3,810
CNO Financial Group Inc	0.9	292,223	3,621
Cohen & Steers Inc	0.4	37,678	1,712
First Commonwealth Financial Corp	0.7	328,488	3,002
FNB Corp/PA	1.0	594,433	4,381
Great Western Bancorp Inc	0.6	121,518	2,489
National General Holdings Corp	0.9	227,429	3,764
Umpqua Holdings Corp	0.9	354,211	3,861
Other Securities ‡(A)	9.4		40,507
			71,111
Health Care — 13.0%
Chemed Corp	0.4	3,657	1,584
Integra LifeSciences Holdings Corp *	0.4	41,167	1,839
Magellan Health Inc *	0.9	79,108	3,806
ResMed Inc	0.4	10,609	1,563
Other Securities (A)	10.9		46,562
			55,354
Industrials — 13.7%
AECOM *	0.4	52,516	1,568
Atlas Air Worldwide Holdings Inc *	0.4	64,530	1,656
BWX Technologies Inc, Cl W	0.6	51,652	2,516
Generac Holdings Inc *	0.5	21,625	2,015
Huron Consulting Group Inc *	0.5	41,846	1,898
JetBlue Airways Corp *	0.5	247,158	2,212
Tetra Tech Inc	0.6	35,382	2,499
WESCO International Inc *	0.5	91,187	2,084
Other Securities (A)	9.7		41,949
			58,397
Information Technology — 14.1%
Cabot Microelectronics Corp	0.4	15,802	1,804
CACI International Inc, Cl A *	0.6	10,955	2,313
ExlService Holdings Inc *	0.4	35,140	1,828
II-VI Inc *(A)	0.4	57,789	1,647
MACOM Technology Solutions Holdings Inc *	0.4	80,302	1,520
ManTech International Corp/ VA, Cl A	0.7	37,765	2,744
NCR Corp *	0.6	150,616	2,666
Power Integrations Inc	0.6	26,731	2,361
Super Micro Computer Inc *	1.1	219,982	4,681
Other Securities (A)	8.9		38,335
			59,899
Materials — 4.1%
Commercial Metals Co, Cl A	1.0	263,383	4,159
Other Securities (A)	3.1		13,152
			17,311
Real Estate — 3.7%
Other Securities ‡	3.7		15,919

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.4%
Algonquin Power & Utilities Corp	0.4%	123,160	$1,650
American States Water Co	0.4	21,684	1,772
American Water Works Co Inc	0.4	13,106	1,567
Portland General Electric Co	0.6	50,417	2,417
Other Securities	1.6		7,161
			14,567

Total Common Stock (Cost $422,803) ($ Thousands)			373,127

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P.
0.760% **†(C)	3.7%	15,579,988	$15,581

Total Affiliated Partnership (Cost $15,579) ($ Thousands)			15,581

CASH EQUIVALENT — 17.4%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	17.4	74,234,659	74,235

Total Cash Equivalent (Cost $74,235) ($ Thousands)			74,235

Total Investments in Securities — 108.8% (Cost $512,617)($ Thousands)			$462,943

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	661	Jun-2020	$38,105	$37,928	$ (177)

Percentages are based on a Net Assets of $425,482 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)

Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $15,186 ($ Thousands). (B) Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $774 ($ Thousands), or 0.2% of Net Assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $15,581 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	373,127	–	–	373,127
Affiliated Partnership	–	15,581	–	15,581
Cash Equivalent	74,235	–	–	74,235

Total Investments in Securities	447,362	15,581	–	462,943

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(177)	–	–	(177)

Total Other Financial Instruments	(177)	–	–	(177)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 16,900	$ 89,708	$ (91,029)	$ —	$ 2	$ 15,581	15,579,988	$ 115	$ —
SEI Daily Income Trust, Government Fund, Cl F	13,698	143,486	(82,949)	—	—	74,235	74,234,659	77	—

Totals	$ 30,598	$ 233,194	$ (173,978)	$ -	$ 2	$ 89,816		$ 192	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Communication Services — 2.2%
IAC/InterActiveCorp *	0.6%	6,593	$1,182
Nexstar Media Group Inc, Cl A	0.9	32,552	1,879
Other Securities	0.7		1,438
			4,499
Consumer Discretionary — 8.6%
Lithia Motors Inc, Cl A	1.0	24,298	1,987
Other Securities (A)	7.6		16,080
			18,067
Consumer Staples — 2.7%
Hostess Brands Inc, Cl A *	1.0	198,723	2,118
Other Securities (A)	1.7		3,528
			5,646
Energy — 1.7%
Other Securities (B)	1.7		3,552

Financials — 22.1%
American Equity Investment Life Holding Co	0.7	82,399	1,549
BankUnited Inc	1.0	115,472	2,159
BGC Partners Inc, Cl A	0.6	455,807	1,149
CNO Financial Group Inc	1.4	235,149	2,914
Columbia Banking System Inc	1.0	80,533	2,158
First Commonwealth Financial Corp	0.9	215,854	1,973
FNB Corp/PA	1.0	279,228	2,058
Great Western Bancorp Inc	0.5	52,279	1,071
Legg Mason Inc	0.6	26,210	1,280
National General Holdings Corp	0.5	66,840	1,106
OFG Bancorp	0.6	119,363	1,335
PacWest Bancorp	0.8	94,334	1,690
Starwood Property Trust Inc ‡	0.8	161,220	1,653
Umpqua Holdings Corp	0.8	147,328	1,606
Other Securities ‡	10.9		22,475
			46,176

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 6.4%
Change Healthcare Inc *	0.6%	120,594	$1,205
Ligand Pharmaceuticals Inc *(A)	1.3	35,998	2,618
Magellan Health Inc *	0.8	34,715	1,670
Syneos Health Inc, Cl A *	1.0	54,679	2,156
Other Securities (A)	2.7		5,745
			13,394
Industrials — 13.1%
BWX Technologies Inc, Cl W	0.5	23,215	1,131
Colfax Corp *	1.1	118,822	2,353
IAA Inc *	0.9	60,699	1,819
JetBlue Airways Corp *	0.6	149,718	1,340
KAR Auction Services Inc	0.7	125,415	1,505
Teledyne Technologies Inc *	0.9	6,045	1,797
Trinity Industries Inc	0.8	107,011	1,720
WESCO International Inc *	0.7	59,048	1,349
Other Securities (A)	6.9		14,358
			27,372
Information Technology — 14.4%
ACI Worldwide Inc *	2.1	177,026	4,275
Insight Enterprises Inc *	0.6	27,055	1,140
J2 Global Inc *	1.4	39,813	2,980
NCR Corp *	0.6	73,809	1,306
Sanmina Corp *	0.6	46,952	1,281
Silicon Motion Technology Corp ADR	1.4	76,927	2,820
Super Micro Computer Inc *	0.7	71,663	1,525
Verint Systems Inc *	0.8	39,860	1,714
Other Securities	6.2		13,134
			30,175
Materials — 9.2%
Ashland Global Holdings Inc	0.7	27,836	1,394
Commercial Metals Co, Cl A	1.0	131,419	2,075
FMC Corp	2.5	63,922	5,222
Silgan Holdings Inc	2.0	140,870	4,088
Other Securities (A)	3.0		6,429
			19,208
Real Estate — 10.6%
Gaming and Leisure Properties Inc ‡	1.5	113,432	3,143
Howard Hughes Corp/ The *	0.9	36,546	1,846
Invitation Homes Inc ‡	0.6	61,325	1,310
Medical Properties Trust Inc ‡	2.2	261,242	4,517
Other Securities ‡(A)	5.4		11,452
			22,268
Utilities — 4.4%
Consolidated Water Co Ltd	0.9	114,668	1,880
National Fuel Gas Co	1.1	61,935	2,310
Portland General Electric Co	1.2	52,807	2,532
Spark Energy Inc, Cl A (A)	0.8	250,049	1,568

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	0.4%		$860
			9,150

Total Common Stock (Cost $268,428) ($ Thousands)			199,507

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.760% **†(C)	2.7	5,640,952	5,644

Total Affiliated Partnership (Cost $5,640) ($ Thousands)			5,644

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290% **†	4.3%	8,973,582	$8,974

Total Cash Equivalent (Cost $8,974) ($ Thousands)			8,974

Total Investments in Securities — 102.4% (Cost $283,042)($ Thousands)			$214,125

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)
Russell 2000 Index E-MINI	39	Jun-2020	$2,206	$2,238	$ 32

Percentages are based on Net Assets of $209,144 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 10). The total market value of securities on loan at March 31, 2020 was $5,518 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $479 ($ Thousands), or 0.2% of the net assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2020 was $5,644 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	199,507	–	–	199,507
Affiliated Partnership	–	5,644	–	5,644
Cash Equivalent	8,974	–	–	8,974

Total Investments in Securities	208,481	5,644	–	214,125

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	32	–	–	32

Total Other Financial Instruments	32	–	–	32

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains

SEI Liquidity Fund, L.P.	$ 8,496	$ 31,216	$ (34,070)	$ —	$ 2	$ 5,644	5,640,952	$ 45	$ —
SEI Daily Income Trust, Government Fund, Cl F	16,059	19,874	(26,959)	—	—	8,974	8,973,582	90	—

Totals	$ 24,555	$ 51,090	$ (61,029)	$ —	$ 2	$ 14,618		$ 135	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Communication Services — 3.3%
Vonage Holdings Corp *	0.7%	231,560	$1,674
Other Securities (A)	2.6		6,087
			7,761
Consumer Discretionary — 7.7%
Deckers Outdoor Corp *	0.5	9,040	1,211
Sally Beauty Holdings Inc *	0.7	192,889	1,559
Skechers U.S.A. Inc, Cl A *	0.9	91,148	2,164
Other Securities (A)	5.6		13,318
			18,252
Consumer Staples — 1.8%
Other Securities (A)	1.8		4,245

Energy — 0.8%
Other Securities (A)	0.8		1,892

Financials — 7.4%
eHealth Inc *	0.5	8,089	1,139
Other Securities ‡ (A)(B)(C)(F)	6.9		16,395
			17,534
Health Care — 28.8%
Amedisys Inc *	0.6	7,864	1,443
AMN Healthcare Services Inc *	0.5	19,595	1,133
BioTelemetry Inc *	0.7	41,767	1,608
Cardiovascular Systems Inc *	0.8	56,496	1,989
Castle Biosciences Inc *	0.4	35,556	1,060
LHC Group Inc *	1.0	17,221	2,414
Merit Medical Systems Inc *	0.5	41,398	1,294
NeoGenomics Inc *	1.2	100,878	2,785
Omnicell Inc *	0.8	29,421	1,929
Quidel Corp *	0.6	13,266	1,298
R1 RCM Inc *	0.8	199,609	1,814
Repligen Corp *	0.6	14,122	1,363
Syneos Health Inc, Cl A *	0.5	28,843	1,137

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teladoc Health Inc *	0.5%	8,027	$1,244
Veracyte Inc *(A)	0.9	90,253	2,194
Other Securities (A)	18.4		43,198
			67,903
Industrials — 20.1%
ABM Industries Inc	0.5	46,269	1,127
Arcosa Inc	0.6	34,160	1,358
BMC Stock Holdings Inc *	0.6	74,186	1,315
Brink’s Co/The	0.4	20,013	1,042
Clean Harbors Inc *	0.6	28,470	1,462
FTI Consulting Inc *	0.7	13,754	1,647
Generac Holdings Inc *	0.4	11,036	1,028
Heritage-Crystal Clean Inc *	0.7	95,629	1,553
ICF International Inc, Cl A	0.7	24,756	1,701
John Bean Technologies Corp, Cl A	0.5	16,676	1,239
Kirby Corp *	0.5	25,278	1,099
MasTec Inc *	0.6	44,558	1,458
Ritchie Bros Auctioneers Inc	0.6	41,147	1,406
Tennant Co	0.7	29,391	1,703
TriNet Group Inc *	0.8	49,121	1,850
WillScot Corp, Cl A *	0.5	107,427	1,088
Other Securities (A)(D)	10.7		25,393
			47,469
Information Technology — 20.7%
2U Inc *	0.5	56,064	1,190
Box Inc, Cl A *	0.6	94,988	1,334
CACI International Inc, Cl A *	0.5	5,381	1,136
Cirrus Logic Inc *	0.5	17,451	1,145
Cornerstone OnDemand Inc *	0.4	33,114	1,051
Five9 Inc *	0.8	23,375	1,787
Limelight Networks Inc *	0.9	386,320	2,202
LogMeIn Inc *	0.8	23,133	1,927
Model N Inc *	0.4	47,321	1,051
Perficient Inc *	0.6	51,407	1,393
Switch Inc, Cl A	0.7	107,953	1,558
Viavi Solutions Inc *	0.5	105,087	1,178
Other Securities (A)(B)(C)	13.5		31,857
			48,809
Materials — 1.5%
Ranpak Holdings Corp, Cl A *	0.5	170,251	1,066
Other Securities	1.0		2,506
			3,572
Real Estate — 3.9%
Medical Properties Trust Inc ‡	0.5	72,396	1,252
Other Securities ‡(A)	3.4		7,836
			9,088

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Small Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.5%
Other Securities	1.5%		$3,456

Total Common Stock (Cost $270,289) ($ Thousands)			229,981

WARRANT — 0.0%
Other Securities	0.0		50

Total Warrant (Cost $68) ($ Thousands)			50

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.760% **†(E)	4.9	11,530,211	11,532

Total Affiliated Partnership (Cost $11,529) ($ Thousands)			11,532

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290% **†	2.3	5,536,012	5,536

Total Cash Equivalent (Cost $5,537) ($ Thousands)			5,536

Total Investments in Securities — 104.7% (Cost $287,423)($ Thousands)			$247,099

Percentages are based on a Net Assets of $235,961 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $11,200 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $59 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $892 ($ Thousands), or 0.4% of Net Assets (See Note 2).

(E)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $11,532 ($ Thousands).

(F)	Securities considered restricted. The total market value of such securities as of March 31, 2020 was $54 ($ Thousands) and represented 0.0% of Net Assets.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	229,922	–	59	229,981
Warrant	–	50	–	50
Affiliated Partnership	–	11,532	–	11,532
Cash Equivalent	5,536	–	–	5,536

Total Investments in Securities	235,458	11,582	59	247,099

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 23,698	$ 49,733	$ (61,902)	$ —	$ 3	$ 11,532	11,530,211	$ 127	$ —
SEI Daily Income Trust, Government Fund, Cl F	11,046	31,443	(36,953)	—	—	5,536	5,536,012	49	—

Totals	$ 34,744	$ 81,176	$ (98,855)	$ —	$ 3	$ 17,068		$ 176	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed Small/Mid Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 2.4%
IAC/InterActiveCorp*	0.6%	21,288	$3,815
Nexstar Media Group Inc, Cl A	0.4	45,662	2,636
Other Securities (A)	1.4		8,532
			14,983
Consumer Discretionary — 10.4%
Lithia Motors Inc, Cl A	0.8	56,842	4,649
Modine Manufacturing Co *	0.4	726,496	2,361
Pool Corp	0.8	23,829	4,689
Six Flags Entertainment Corp	0.4	186,411	2,338
Urban Outfitters Inc *	0.4	186,518	2,656
Wendy’s Co/The	0.4	180,995	2,693
Other Securities (A)	7.2		44,293
			63,679
Consumer Staples — 4.2%
Andersons Inc/The	0.5	148,249	2,780
Hostess Brands Inc, Cl A *	0.8	468,657	4,996
Other Securities (A)	2.9		18,354
			26,130
Energy — 1.2%
Other Securities	1.2		7,112

Financials — 16.1%
American Equity Investment Life Holding Co	0.9	306,743	5,767
BankUnited Inc	0.5	148,590	2,779
CNO Financial Group Inc	0.9	450,304	5,579
Columbia Banking System Inc	0.7	160,625	4,305
Great Western Bancorp Inc	0.6	179,747	3,681
Hanover Insurance Group Inc/ The, Cl A	0.4	25,705	2,328
National General Holdings Corp	0.8	287,239	4,754
PacWest Bancorp	0.7	248,634	4,456
Starwood Property Trust Inc ‡	0.4	240,140	2,461

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡	10.2%		$62,812
			98,922
Health Care — 15.1%
Chemed Corp	0.5	6,900	2,989
Emergent BioSolutions Inc *	0.5	49,468	2,862
Haemonetics Corp *	0.4	25,898	2,581
Ligand Pharmaceuticals Inc *(A)	1.1	91,020	6,619
Magellan Health Inc *	0.4	56,270	2,707
Masimo Corp *	0.4	15,397	2,727
Premier Inc, Cl A *	0.4	73,631	2,409
Syneos Health Inc, Cl A *	0.8	123,280	4,860
Teleflex Inc	0.4	8,291	2,428
Other Securities (A)	10.2		62,938
			93,120
Industrials — 14.4%
Colfax Corp *	0.8	246,216	4,875
CoStar Group Inc *	0.5	5,435	3,192
FTI Consulting Inc *	0.4	22,195	2,658
IAA Inc *	1.0	204,603	6,130
KAR Auction Services Inc	0.4	226,271	2,715
Teledyne Technologies Inc *	1.1	22,281	6,624
Trinity Industries Inc	0.5	191,972	3,085
XPO Logistics Inc *	0.4	50,356	2,455
Other Securities	9.3		56,646
			88,380
Information Technology — 17.9%
ACI Worldwide Inc *	1.8	454,753	10,982
Aspen Technology Inc *	0.4	25,803	2,453
J2 Global Inc *	1.3	104,762	7,841
MAXIMUS Inc	0.4	43,612	2,538
Semtech Corp *	0.4	69,982	2,624
Silicon Motion Technology Corp ADR	0.9	148,353	5,439
Super Micro Computer Inc *	1.1	320,000	6,810
Trade Desk Inc/The, Cl A *	0.6	17,606	3,398
Wix.com Ltd *	0.4	25,947	2,616
Other Securities (A)	10.6		65,373
			110,074
Materials — 6.2%
Commercial Metals Co, Cl A	0.9	349,469	5,518
FMC Corp	1.7	126,012	10,294
Silgan Holdings Inc	1.3	272,109	7,896
Other Securities	2.3		14,400
			38,108
Real Estate — 7.5%
Gaming and Leisure Properties Inc ‡	0.8	171,489	4,752
Medical Properties Trust Inc ‡	1.2	428,546	7,410
Other Securities ‡	5.5		34,063
			46,225

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities – 3.8%
Other Securities	3.8%		$23,461

Total Common Stock (Cost $567,640) ($ Thousands)			610,194

RIGHTS – 0.0%(B)
Other Securities(C)	0.0		22

Total Rights (Cost $–) ($ Thousands)			22

AFFILIATED PARTNERSHIP – 2.1%
SEI Liquidity Fund, L.P. 0.760% **†(D)	2.1	12,696,345	12,706

Total Affiliated Partnership (Cost $12,695) ($ Thousands)			12,706

CASH EQUIVALENT – 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	1.4	8,952,852	8,953

Total Cash Equivalent (Cost $8,953) ($ Thousands)			8,953

Total Investments in Securities – 102.7% (Cost $589,288)($ Thousands)			$631,875

Percentages are based on a Net Assets of $615,077 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $12,173 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $22 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $12,706 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	610,194	–	–	610,194
Rights	–	–	22	22
Affiliated Partnership	–	12,706	–	12,706
Cash Equivalent	8,953	–	–	8,953

Total Investments in Securities	619,147	12,706	22	631,875

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$78,149	$61,787	$(127,242)	$—	$12	$12,706	12,696,345	$138	$—
SEI Daily Income Trust, Government Fund, Cl F	18,992	61,185	(71,224)	—	—	8,953	8,952,852	118	—

Totals	$97,141	$122,972	$(198,466)	$—	$12	$21,659		$256	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Mid-Cap Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%

Communication Services — 3.3%
CenturyLink Inc	0.8%	56,200	$532
Take-Two Interactive Software Inc, Cl A *	0.7	4,200	498
Other Securities	1.8		1,255
			2,285

Consumer Discretionary — 8.0%
Dollar General Corp	1.2	5,400	815
O’Reilly Automotive Inc *	0.7	1,700	512
Other Securities	6.1		4,219
			5,546

Consumer Staples — 5.9%
Archer-Daniels-Midland Co	1.0	19,700	693
Conagra Brands Inc	0.8	19,400	569
Kroger Co/The	1.0	22,000	663
Tyson Foods Inc, Cl A	0.9	11,300	654
Other Securities	2.2		1,542
			4,121

Energy — 1.0%
Other Securities	1.0		689

Financials — 9.6%
Ameriprise Financial Inc	0.9	6,100	625
CNA Financial Corp	0.4	9,600	298
Loews Corp	0.3	6,700	233
State Street Corp	0.7	9,500	506
T Rowe Price Group Inc	0.7	5,100	498
Other Securities ‡	6.6		4,534
			6,694

Health Care — 12.7%
AmerisourceBergen Corp, Cl A	0.9	7,100	628
Cerner Corp	1.0	11,100	699
DaVita Inc *	0.8	7,400	563
Hologic Inc *	0.8	15,200	533
Incyte Corp *	0.9	8,900	652
IQVIA Holdings Inc *	1.0	6,400	690

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	1.0%	5,200	$703
STERIS PLC	0.8	3,800	532
Zimmer Biomet Holdings Inc	1.1	7,300	738
Other Securities	4.4		3,066
			8,804

Industrials — 12.1%
Cummins Inc	1.0	4,900	663
Huntington Ingalls Industries Inc, Cl A	0.8	3,100	565
Oshkosh Corp	0.7	8,100	521
PACCAR Inc	1.0	11,100	679
TransUnion	0.8	8,500	562
Other Securities	7.8		5,392
			8,382

Information Technology — 20.4%
ANSYS Inc *	0.9	2,600	604
Booz Allen Hamilton Holding Corp, Cl A	0.8	8,500	584
Cadence Design Systems Inc *	1.1	11,200	740
CDW Corp/DE	0.9	7,000	653
EPAM Systems Inc *	0.8	3,000	557
FleetCor Technologies Inc *	0.9	3,200	597
Fortinet Inc *	1.0	6,900	698
Lam Research Corp	1.4	4,000	960
Leidos Holdings Inc	1.0	7,400	678
Paycom Software Inc *	0.7	2,500	505
Qorvo Inc *	0.7	6,200	500
Skyworks Solutions Inc	0.9	6,800	608
SS&C Technologies Holdings Inc	0.9	13,600	596
Synopsys Inc *	1.0	5,600	721
VeriSign Inc *	0.9	3,300	594
Other Securities	6.5		4,563
			14,158

Materials — 5.8%
Corteva Inc	0.8	23,900	562
Martin Marietta Materials Inc, Cl A	0.8	2,800	530
Vulcan Materials Co	0.9	5,900	637
Other Securities	3.3		2,354
			4,083

Real Estate — 8.8%
CBRE Group Inc, Cl A *	0.8	14,400	543
Ventas Inc ‡	0.7	19,400	520
Other Securities ‡	7.3		5,052
			6,115

Utilities — 8.6%
Consolidated Edison Inc	1.0	8,700	679
FirstEnergy Corp	1.0	18,200	729
NRG Energy Inc	0.8	20,800	567
Public Service Enterprise Group Inc	1.1	16,400	736
Sempra Energy	1.2	7,200	814

30	SEI Institutional Managed Trust / Semi-Annual Report March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Other Securities	3.5%		$2,437
			5,962
Total Common Stock (Cost $86,006) ($ Thousands)			66,839

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	3.3	2,259,948	2,260

Total Cash Equivalent (Cost $2,260) ($ Thousands)			2,260

Total Investments in Securities — 99.5% (Cost $88,266)($ Thousands)			$69,099

Percentages are based on a Net Assets of $69,467 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

As of March 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,143	$15,560	$(16,443)	$ -	$ -	$2,260	2,259,948	$18	$ -

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report March 31, 2020	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

U.S. Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 9.1%
AT&T Inc	1.4%	704,200	$20,527
Cable One Inc	0.8	6,804	11,186
Comcast Corp, Cl A	1.1	469,600	16,145
Verizon Communications	2.7	736,649	39,580
Other Securities	3.1		45,413
			132,851

Consumer Discretionary — 10.4%
AutoZone Inc *	1.1	19,300	16,328
Target Corp, Cl A	2.0	320,200	29,769
Other Securities (A)	7.3		105,780
			151,877

Consumer Staples — 16.5%
Altria Group Inc	1.2	445,708	17,236
Coca-Cola Co/The	0.6	184,703	8,173
Flowers Foods Inc	0.5	388,391	7,970
General Mills Inc	0.8	221,239	11,675
Hershey Co/The	0.6	70,280	9,312
JM Smucker Co/The	1.8	229,387	25,462
Keurig Dr Pepper Inc	0.6	345,341	8,381
Kroger Co/The	1.1	524,000	15,783
McCormick & Co Inc/MD	0.6	58,846	8,310
PepsiCo Inc	0.6	75,276	9,041
Tyson Foods Inc, Cl A	1.0	257,700	14,913
Walgreens Boots Alliance Inc	0.6	205,400	9,397
Walmart Inc	1.5	187,800	21,338
Other Securities	5.0		72,552
			239,543

Energy — 1.0%
Other Securities	1.0		14,775

Financials — 13.7%
Aflac Inc	1.0	402,300	13,775
Allstate Corp/The	1.6	253,100	23,217
American Financial Group Inc/OH	0.8	157,999	11,073
Berkshire Hathaway Inc, Cl B *	1.4	112,100	20,495

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	0.6%	91,527	$8,169
Other Securities ‡	8.3		122,466
			199,195

Health Care — 11.6%
Amgen Inc, Cl A	0.6	42,500	8,616
Bristol-Myers Squibb Co	1.0	255,631	14,249
CVS Health Corp	0.6	153,830	9,127
HCA Healthcare Inc	0.6	94,000	8,446
Johnson & Johnson	2.3	252,310	33,085
Merck & Co Inc	2.1	394,800	30,376
Pfizer Inc	1.3	568,700	18,562
Other Securities	3.1		46,739
			169,200

Industrials — 8.3%
Lockheed Martin Corp	0.6	25,229	8,551
Raytheon Co	0.7	71,720	9,406
Republic Services Inc	1.1	217,731	16,343
Waste Management Inc	1.1	168,817	15,626
Other Securities	4.8		71,268
			121,194

Information Technology — 12.9%
Amdocs Ltd	1.9	491,964	27,043
Apple Inc	0.7	40,600	10,324
Cisco Systems Inc	1.5	537,800	21,141
Intel Corp	1.6	440,000	23,813
International Business Machines Corp	0.9	118,100	13,101
Motorola Solutions Inc	0.6	64,462	8,568
Oracle Corp, Cl B	1.8	536,100	25,910
Western Union Co/The	0.9	715,900	12,979
Other Securities	3.0		44,314
			187,193

Materials — 2.9%
Linde PLC	0.6	47,701	8,252
Other Securities	2.3		34,119
			42,371

Real Estate — 3.4%
Other Securities ‡	3.4		49,794

Utilities — 6.8%
American Electric Power Co Inc	0.7	116,308	9,302
DTE Energy Co	0.6	89,500	8,500
Entergy Corp	1.1	176,000	16,539
Exelon Corp	1.3	520,300	19,152
FirstEnergy Corp	0.6	203,000	8,134
NextEra Energy Inc	0.6	33,568	8,077
Other Securities	1.9		28,637
			98,341
Total Common Stock (Cost $1,484,266) ($ Thousands)			1,406,334

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.760% **†(B)	0.0%	258,146	$258

Total Affiliated Partnership (Cost $258) ($ Thousands)			258

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	2.8%	40,869,693	$40,870

Total Cash Equivalent (Cost $40,870) ($ Thousands)			40,870

Total Investments in Securities — 99.4% (Cost $1,525,394)($ Thousands)			$1,447,462

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	219	Jun-2020	$26,704	$28,138	$1,434

Percentages are based on a Net Assets of $1,455,616 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $252 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $258 ($ Thousands).

Cl — Class

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,406,334	–	–	1,406,334
Affiliated Partnership	–	258	–	258
Cash Equivalent	40,870	–	–	40,870

Total Investments in Securities	1,447,204	258	–	1,447,462

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,434	–	–	1,434

Total Other Financial Instruments	1,434	–	–	1,434

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the period March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ –	$ 276	$(18)	$ –	$ –	$ 258	258,146	$ –	$ –
SEI Daily Income Trust, Government Fund, Cl F	44,041	317,144	(320,315)	–	–	40,870	40,869,693	310	–

Totals	$44,041	$317,420	$(320,333)	$ –	$ –	$41,128		$310	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Global Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Australia — 2.6%
Newcrest Mining Ltd	0.6%	468,357	$6,583
Other Securities	2.0		20,076
			26,659

Austria — 0.4%
Other Securities	0.4		3,857

Belgium — 0.7%
Other Securities	0.7		7,541

Bermuda — 0.9%
Other Securities	0.9		8,604

Canada — 7.0%
Atco Ltd/Canada, Cl I	0.3	103,335	2,829
Bank of Montreal	0.6	109,817	5,482
BCE Inc	0.9	209,450	8,554
Canadian Utilities Ltd, Cl A	0.4	172,273	4,071
Other Securities ‡	4.8		49,702
			70,638

Denmark — 0.7%
Carlsberg A/S, Cl B	0.7	66,759	7,514

Finland — 0.5%
Other Securities	0.5		4,664

France — 1.1%
Veolia Environnement SA	0.7	352,556	7,491
Other Securities	0.4		3,834
			11,325

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Germany — 1.3%
Deutsche Telekom AG *	0.7%	560,206	$7,197
Other Securities	0.6		6,208
			13,405

Guernsey — 0.6%
Amdocs Ltd	0.6	108,249	5,950

Hong Kong — 3.0%
CLP Holdings Ltd, Cl B	1.1	1,232,656	11,311
HKT Trust & HKT Ltd	0.5	3,977,000	5,396
Other Securities	1.4		13,866
			30,573

Ireland — 0.1%
Other Securities	0.1		755

Israel — 2.1%
Bank Leumi Le-Israel BM	0.9	1,671,811	9,249
Other Securities	1.2		11,780
			21,029

Italy — 1.4%
Other Securities	1.4		14,158

Japan — 11.5%
Japan Post Holdings Co Ltd	0.7	924,500	7,210
KDDI Corp	1.0	330,800	9,765
Mizuho Financial Group Inc	0.7	6,311,400	7,194
Nippon Telegraph & Telephone Corp	0.9	397,200	9,479
NTT DOCOMO Inc	1.0	337,100	10,494
Okinawa Cellular Telephone Co	0.0	800	27
Softbank Corp	1.2	964,300	12,258
Other Securities ‡(A)	6.0		59,965
			116,392

Luxembourg — 0.0%
Other Securities	0.0		112

Netherlands — 0.4%
Other Securities	0.4		4,238

New Zealand — 1.7%
Fisher & Paykel Healthcare Corp Ltd	0.6	330,959	5,924
Other Securities ‡	1.1		11,201
			17,125

Norway — 1.3%
Orkla ASA	0.9	1,121,457	9,475
Other Securities	0.4		4,160
			13,635

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Portugal — 0.1%
Other Securities	0.1%		$1,087

Singapore — 1.5%
Other Securities ‡	1.5		15,103

Spain — 0.3%
Other Securities	0.3		2,606

Sweden — 1.8%
Axfood AB	0.6	295,834	6,029
ICA Gruppen AB	1.0	236,620	9,929
Other Securities	0.2		2,177
			18,135

Switzerland — 5.6%
Novartis AG	0.8	102,623	8,404
Roche Holding AG	1.0	32,400	10,439
Swisscom AG	1.2	22,636	12,113
Other Securities	2.6		26,144
			57,100

United Kingdom — 2.3%
Diageo PLC	0.6	187,565	6,002
National Grid PLC	0.6	502,038	5,863
Other Securities ‡	1.1		11,217
			23,082

United States — 47.9%
AT&T Inc	1.1	369,080	10,759
Chemed Corp	1.0	22,030	9,543
Cisco Systems Inc	0.8	205,947	8,096
Citrix Systems Inc	0.9	64,024	9,063
Coca-Cola Co/The	0.9	214,514	9,492
Colgate-Palmolive Co	0.6	91,657	6,082
Comcast Corp, Cl A	0.8	218,593	7,515
Costco Wholesale Corp	0.8	28,412	8,101
DTE Energy Co	0.5	56,193	5,337
Encompass Health Corp	0.7	111,789	7,158
Globe Life Inc	0.6	85,042	6,120
Hawaiian Electric Industries Inc	0.6	143,007	6,156
Home Depot Inc/The	0.8	42,718	7,976
Humana Inc *	0.6	18,995	5,965
Johnson & Johnson	0.8	60,852	7,980
Medtronic PLC	0.7	77,201	6,962
Microsoft Corp	1.0	64,855	10,228
Newmont Corp	0.7	155,494	7,041
PepsiCo Inc	0.7	61,748	7,416
Republic Services Inc	0.8	106,378	7,985
Universal Health Services Inc, Cl B	0.8	84,542	8,376
Verizon Communications Inc	1.0	184,207	9,897
Walmart Inc	1.2	102,269	11,620

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

United States (continued)
Waste Management Inc	0.7%	74,804	$6,924
Other Securities ‡	28.8		293,080
			484,872

Total Common Stock (Cost $1,074,842) ($ Thousands)			980,159

PREFERRED STOCK — 0.1%

Germany — 0.1%
Other Securities	0.1		448

Total Preferred Stock (Cost $852) ($ Thousands)			448

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.760% **†(B)	0.1	1,338,677	1,339

Total Affiliated Partnership (Cost $1,339) ($ Thousands)			1,339

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	2.3	23,220,524	23,221

Total Cash Equivalent (Cost $23,221) ($ Thousands)			23,221

Total Investments in Securities — 99.3% (Cost $1,100,254)($ Thousands)			$1,005,167

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Euro STOXX 50	80	Jun-2020	$2,440	$2,411	$(18)
FTSE 100 Index	17	Jun-2020	1,184	1,188	(20)
Hang Seng Index	2	May-2020	306	306	1
S&P 500 Index E-MINI	89	Jun-2020	11,627	11,435	(192)
SPI 200 Index	8	Jun-2020	616	625	2
TOPIX Index	12	Jun-2020	1,526	1,560	14

			$17,699	$17,525	$(213)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	04/27/20	USD	70	DKK	474	$—
Brown Brothers Harriman	04/27/20	USD	86	SEK	865	1
Brown Brothers Harriman	04/27/20	USD	72	NOK	761	1
Brown Brothers Harriman	04/27/20	USD	94	NOK	982	(1)
Brown Brothers Harriman	04/27/20	USD	203	SGD	289	—
Brown Brothers Harriman	04/27/20	USD	343	HKD	2,663	—
Brown Brothers Harriman	04/27/20	USD	82	GBP	68	2
Brown Brothers Harriman	04/27/20	USD	282	GBP	227	(1)
Brown Brothers Harriman	04/27/20	USD	437	AUD	709	(3)
Brown Brothers Harriman	04/27/20	USD	451	CAD	638	(2)
Brown Brothers Harriman	04/27/20	USD	574	CHF	550	(4)
Brown Brothers Harriman	04/27/20	USD	804	EUR	728	(4)
Brown Brothers Harriman	04/27/20	USD	1,231	JPY	132,872	1
Brown Brothers Harriman	04/27/20	GBP	175	USD	217	—
Brown Brothers Harriman	04/27/20	GBP	9,170	USD	10,811	(562)
Brown Brothers Harriman	04/27/20	SGD	11,665	USD	8,064	(134)
Brown Brothers Harriman	04/27/20	AUD	1,027	USD	629	1
Brown Brothers Harriman	04/27/20	AUD	23,722	USD	14,140	(379)
Brown Brothers Harriman	04/27/20	DKK	1,244	USD	184	1
Brown Brothers Harriman	04/27/20	DKK	25,343	USD	3,682	(49)
Brown Brothers Harriman	04/27/20	CHF	1,284	USD	1,343	13
Brown Brothers Harriman	04/27/20	CHF	26,635	USD	27,264	(314)
Brown Brothers Harriman	04/27/20	EUR	1,882	USD	2,083	16
Brown Brothers Harriman	04/27/20	EUR	37,698	USD	40,907	(491)
Brown Brothers Harriman	04/27/20	CAD	4,930	USD	3,488	23
Brown Brothers Harriman	04/27/20	CAD	43,670	USD	30,468	(224)
Brown Brothers Harriman	04/27/20	NOK	64,657	USD	5,947	(216)
Brown Brothers Harriman	04/27/20	SEK	73,620	USD	7,250	(190)
Brown Brothers Harriman	04/27/20	HKD	137,706	USD	17,752	(14)
Brown Brothers Harriman	04/27/20	JPY	6,328,945	USD	57,018	(1,697)
Brown Brothers Harriman	04/28/20	USD	234	NZD	390	(3)
Brown Brothers Harriman	04/28/20	NZD	676	USD	407	6
Brown Brothers Harriman	04/28/20	NZD	16,411	USD	9,546	(176)

						$(4,399)

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Percentages are based on a Net Assets of $1,012,554 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $1,338 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $1,339 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX - Tokyo Price Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	979,718	441	–	980,159
Preferred Stock	448	–	–	448
Affiliated Partnership	–	1,339	–	1,339
Cash Equivalent	23,221	–	–	23,221

Total Investments in Securities	1,003,387	1,780	–	1,005,167

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	17	–	–	17
Unrealized Depreciation	(230)	–	–	(230)
Forwards Contracts*
Unrealized Appreciation	–	65	–	65
Unrealized Depreciation	–	(4,464)	–	(4,464)

Total Other Financial Instruments	(213)	(4,399)	–	(4,612)

* Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1,339	$ —	$—	$—	$ 1,339	1,338,677	$ —	$—
SEI Daily Income Trust, Government Fund, Cl F	15,286	94,025	(86,090)	—	—	23,221	23,220,524	104	—

Totals	$15,286	$95,364	$(86,090)	$—	$—	$24,560		$104	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed Managed Volatility Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 5.9%
Verizon Communications Inc	2.2%	352,878	$18,960
Other Securities	3.7		31,216
			50,176
Consumer Discretionary — 5.4%
AutoZone Inc *	1.0	10,000	8,460
McDonald’s Corp	1.0	50,713	8,385
Target Corp, Cl A	0.7	68,000	6,322
Other Securities (A)	2.7		23,012
			46,179
Consumer Staples — 12.5%
Costco Wholesale Corp	0.8	23,228	6,623
McCormick & Co Inc/MD	0.8	44,527	6,288
PepsiCo Inc	0.9	64,980	7,804
Tyson Foods Inc, Cl A	1.3	183,000	10,590
Walmart Inc	3.0	225,208	25,588
Other Securities	5.7		48,842
			105,735
Energy — 0.7%
Other Securities	0.7		5,708
Financials — 15.0%
Allstate Corp/The	0.7	65,446	6,003
Arch Capital Group Ltd *	0.6	193,014	5,493
Berkshire Hathaway Inc, Cl B *	1.4	64,800	11,847
Cboe Global Markets Inc	0.6	55,379	4,943
CME Group Inc	0.7	34,434	5,954
Everest Re Group Ltd	0.9	40,465	7,786
Popular Inc	0.6	156,945	5,493
Progressive Corp/The	1.0	115,800	8,551
RenaissanceRe Holdings Ltd	1.2	70,799	10,572
Travelers Cos Inc/The	1.0	83,472	8,293
Other Securities ‡	6.3		52,432
			127,367
Health Care — 17.4%
Anthem Inc	1.2	44,047	10,000

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	0.6%	91,300	$5,089
Eli Lilly & Co	1.6	95,629	13,266
Humana Inc *	1.2	32,717	10,274
Johnson & Johnson	2.7	173,142	22,704
Merck & Co Inc	2.3	248,556	19,124
Pfizer Inc	2.3	603,961	19,713
UnitedHealth Group Inc	1.0	35,650	8,890
Other Securities	4.5		38,017
			147,077
Industrials — 8.5%
Lockheed Martin Corp	0.9	23,665	8,021
Northrop Grumman Corp	1.4	40,237	12,174
Raytheon Co	1.0	62,353	8,178
Republic Services Inc	1.3	146,100	10,966
Waste Management Inc	1.4	124,467	11,521
Other Securities	2.5		21,261
			72,121
Information Technology — 15.7%
Amdocs Ltd	1.5	227,100	12,484
Apple Inc	2.3	75,762	19,265
Cisco Systems Inc	1.4	306,400	12,045
Citrix Systems Inc	1.0	58,471	8,277
Intel Corp	2.0	307,300	16,631
Microsoft Corp	1.6	85,745	13,523
Motorola Solutions Inc	1.4	87,963	11,692
Oracle Corp, Cl B	1.0	176,000	8,506
Synopsys Inc *	1.1	74,285	9,567
Other Securities	2.4		20,789
			132,779
Materials — 2.6%
Other Securities	2.6		21,621
Real Estate — 2.3%
Other Securities ‡	2.3		19,912
Utilities — 12.9%
Ameren Corp	0.6	74,283	5,410
American Electric Power Co Inc	1.2	128,509	10,278
Consolidated Edison Inc	1.3	135,022	10,532
Entergy Corp	1.3	119,200	11,201
Eversource Energy	0.9	92,945	7,269
Exelon Corp	1.0	227,300	8,367
NextEra Energy Inc	1.1	39,553	9,517
Public Service Enterprise Group Inc	1.0	183,544	8,243
WEC Energy Group Inc	1.0	97,840	8,623
Other Securities	3.5		29,473
			108,913
Total Common Stock (Cost $596,219) ($ Thousands)			837,588

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.760% **†(B)	0.0%	193,569	$194

Total Affiliated Partnership (Cost $194) ($ Thousands)			194

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	0.6	5,188,474	5,188

Total Cash Equivalent (Cost $5,188) ($ Thousands)			5,188

Total Investments in Securities — 99.5% (Cost $601,601)($ Thousands)			$842,970

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	6	Jun-2020	$730	$771	$41

Percentages	are based on a Net Assets of $847,419 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $176 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $194 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	837,588	–	–	837,588
Affiliated Partnership	–	194	–	194
Cash Equivalent	5,188	–	–	5,188

Total Investments in Securities	842,776	194	–	842,970

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	41	–	–	41

Total Other Financial Instruments	41	–	–	41

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 194	$ —	$—	$—	$ 194	193,569	$ —	$—
SEI Daily Income Trust, Government Fund, Cl F	18,322	87,078	(100,212)	—	—	5,188	5,188,474	158	—

Totals	$18,322	$87,272	$(100,212)	$—	$—	$5,382		$158	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed International Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%

Australia — 5.9%
AGL Energy Ltd	0.9%	275,455	$2,860
Coca-Cola Amatil Ltd	0.5	297,185	1,608
CSL Ltd	0.5	9,329	1,666
Woolworths Group Ltd	0.6	87,584	1,880
Other Securities ‡	3.4		11,620
			19,634

Austria — 1.1%
Other Securities	1.1		3,590

Belgium — 1.9%
Colruyt SA	1.0	59,501	3,213
Other Securities	0.9		2,981
			6,194

Canada — 1.8%
TELUS Corp	0.7	147,002	2,298
Other Securities	1.1		3,599
			5,897

Denmark — 2.1%
Coloplast A/S, Cl B	0.5	10,603	1,532
Other Securities	1.6		5,481
			7,013

Finland — 1.6%
Other Securities	1.6		5,191
			5,191

France — 6.2%
Engie SA	0.7	222,681	2,286
Sanofi	1.8	67,684	5,876
Other Securities ‡	3.7		12,183
			20,345

Germany — 5.2%
Deutsche Telekom AG *	0.5	128,829	1,655

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany (continued)
Hannover Rueck SE	1.1%	25,075	$3,590
Merck KGaA	0.8	25,901	2,639
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1.0	17,177	3,434
Other Securities	1.8		5,789
			17,107

Hong Kong — 4.3%
CK Hutchison Holdings Ltd	0.7	352,000	2,360
HK Electric Investments & HK Electric Investments Ltd	0.5	1,743,000	1,674
Other Securities ‡	3.1		10,105
			14,139

Ireland — 0.1%
Other Securities ‡	0.1		382

Israel — 1.7%
Other Securities	1.7		5,747

Italy — 2.1%
Enel SpA	0.7	349,777	2,429
Other Securities	1.4		4,541
			6,970

Japan — 23.7%
Astellas Pharma Inc	0.9	191,600	2,957
DCM Holdings Co Ltd	0.5	173,900	1,601
FUJIFILM Holdings Corp	0.6	42,000	2,103
ITOCHU Corp	0.7	105,500	2,170
Itochu Enex Co Ltd	0.2	82,600	642
Japan Post Holdings Co Ltd	0.7	280,900	2,191
JXTG Holdings Inc	0.3	323,000	1,095
KDDI Corp	1.4	154,900	4,573
Mizuho Financial Group Inc	1.0	2,812,800	3,206
Nippo Corp	0.3	49,900	1,094
Nippon Telegraph & Telephone Corp	1.6	217,500	5,191
NTT DOCOMO Inc	0.9	95,000	2,957
Okinawa Cellular Telephone Co	0.0	3,100	103
Softbank Corp	0.5	131,400	1,670
Teijin Ltd	0.6	110,000	1,854
Toyota Motor Corp	0.5	27,400	1,643
Other Securities ‡	13.0		43,146
			78,196

Luxembourg — 0.0%
Other Securities	0.0		61

Netherlands — 2.3%
Koninklijke Ahold Delhaize NV	1.4	193,274	4,488

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Managed International Managed Volatility Fund  (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands (continued)
NN Group NV	0.5%	66,238	$1,760
Other Securities	0.4		1,271
			7,519

New Zealand — 1.9%
Fisher & Paykel Healthcare Corp Ltd	0.6	102,485	1,834
Other Securities ‡	1.3		4,292
			6,126

Norway — 1.2%
Other Securities	1.2		3,873

Portugal — 0.1%
Other Securities	0.1		220

Singapore — 3.3%
DBS Group Holdings Ltd	0.7	167,700	2,167
Oversea-Chinese Banking Corp Ltd	0.5	251,300	1,517
Other Securities ‡	2.1		7,268
			10,952

Spain — 2.8%
Cia de Distribucion Integral Logista Holdings SA	0.1	28,226	452
Endesa SA	1.1	164,032	3,487
Iberdrola SA	0.8	270,052	2,654
Other Securities	0.8		2,599
			9,192

Sweden — 2.4%
ICA Gruppen AB	0.8	64,209	2,694
Swedish Match AB	0.5	29,845	1,699
Other Securities	1.1		3,629
			8,022

Switzerland — 11.0%
Roche Holding AG	2.7	27,828	8,966
Swiss Life Holding AG	0.8	7,876	2,664
Swiss Prime Site AG	0.5	18,140	1,772
Swisscom AG	0.7	4,303	2,303
Zurich Insurance Group AG	1.1	10,402	3,652
Other Securities	5.2		17,064
			36,421

United Kingdom — 9.5%
BAE Systems PLC	0.6	313,727	2,020
BT Group PLC, Cl A	0.6	1,411,709	2,045
GlaxoSmithKline PLC	1.4	249,825	4,700
Imperial Brands PLC	0.4	78,021	1,440
QinetiQ Group PLC	0.5	414,692	1,654
Tate & Lyle PLC	0.7	298,171	2,409

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom (continued)
Wm Morrison Supermarkets PLC	0.5%	715,189	$1,568
Other Securities ‡	4.8		15,437
			31,273

United States — 0.6%
Other Securities	0.6		1,899

Total Common Stock (Cost $321,086) ($ Thousands)			305,963

CASH EQUIVALENT — 4.9%

SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	4.9	16,087,856	16,088

Total Cash Equivalent (Cost $16,088) ($ Thousands)			16,088

Total Investments in Securities — 97.7% (Cost $337,174)($ Thousands)			$322,051

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	160	Jun-2020	$4,503	$4,823	$333
FTSE 100 Index	33	Jun-2020	2,161	2,306	138
Hang Seng Index	2	May-2020	306	306	–
SPI 200 Index	17	Jun-2020	1,240	1,329	73
TOPIX Index	25	Jun-2020	3,167	3,249	84

			$11,377	$12,013	$628

Percentages are based on a Net Assets of $329,753 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

FTSE— Financial Times and Stock Exchange

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Stock Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	305,891	72	—	305,963
Cash Equivalent	16,088	—	—	16,088

Total Investments in Securities	321,979	72	—	322,051

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	628	–	–	628

Total Other Financial Instruments	628	–	–	628

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in to or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,481	$ 25,281	$ (18,674)	$ -	$ -	$ 16,088	16,087,856	$ 53	$ -

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Real Estate Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Real Estate — 99.0%
American Assets Trust Inc ‡	0.4%	14,840	$371
American Campus Communities Inc ‡	0.6	19,541	542
American Homes 4 Rent, Cl A ‡	0.6	25,197	585
American Tower Corp, Cl A ‡	3.4	14,140	3,079
Americold Realty Trust ‡	0.8	20,440	696
Apartment Investment & Management Co, Cl A ‡	1.4	36,324	1,277
AvalonBay Communities Inc ‡	1.8	10,930	1,609
Boston Properties Inc ‡	1.9	18,150	1,674
Brixmor Property Group Inc ‡	0.7	62,540	594
Camden Property Trust ‡	0.6	7,270	576
Columbia Property Trust Inc ‡	1.3	93,617	1,170
CoreSite Realty Corp ‡	0.7	5,650	655
Cousins Properties Inc ‡	1.7	51,367	1,503
CubeSmart ‡	0.7	24,711	662
CyrusOne Inc ‡	2.1	30,690	1,895
Digital Realty Trust Inc, Cl A ‡	2.5	16,450	2,285
Diversified Healthcare Trust ‡	0.5	123,330	448
Douglas Emmett Inc ‡	1.5	43,130	1,316
Empire State Realty Trust Inc, Cl A ‡	1.1	112,816	1,011
Equinix Inc ‡	9.7	14,040	8,769
Equity Residential ‡	5.0	72,736	4,489
Essex Property Trust Inc ‡	2.4	10,018	2,206
Extra Space Storage Inc ‡	3.0	28,420	2,721
First Industrial Realty Trust Inc ‡	1.2	33,869	1,125
Healthpeak Properties Inc ‡	4.3	161,770	3,858
Highwoods Properties Inc ‡	0.8	20,557	728
Host Hotels & Resorts Inc ‡	1.2	100,320	1,108
Hyatt Hotels Corp, Cl A	0.5	9,900	474
Invitation Homes Inc ‡	3.6	150,797	3,223
Iron Mountain Inc ‡	0.5	18,980	452
JBG SMITH Properties ‡	2.6	74,323	2,366
Kilroy Realty Corp ‡	2.0	28,770	1,833
Life Storage Inc ‡	1.4	13,176	1,246
Mid-America Apartment Communities Inc ‡	1.2	10,350	1,066
NexPoint Residential Trust Inc ‡	0.4	15,000	378
Prologis Inc ‡	8.3	93,430	7,509
Public Storage ‡	3.6	16,278	3,233
Retail Opportunity Investments Corp ‡	1.0	113,250	939
Retail Properties of America Inc, Cl A ‡	1.1	183,760	950

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rexford Industrial Realty Inc ‡	1.3%	29,490	$1,209
Sabra Health Care REIT Inc ‡	1.1	91,880	1,003
SBA Communications Corp, Cl A ‡	1.4	4,700	1,269
Simon Property Group Inc ‡	1.4	23,110	1,268
STAG Industrial Inc ‡	1.5	60,653	1,366
Sun Communities Inc ‡	3.0	21,547	2,690
Sunstone Hotel Investors Inc ‡	0.8	81,750	712
UDR Inc ‡	2.3	55,595	2,031
Urban Edge Properties ‡	0.8	83,690	737
Ventas Inc ‡	3.0	101,754	2,727
VEREIT Inc ‡	1.0	177,790	869
Other Securities ‡	3.3		2,953
Total Common Stock (Cost $93,133) ($ Thousands)			89,455

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290% **†	1.3	1,144,991	1,145

Total Cash Equivalent (Cost $1,145) ($ Thousands)			1,145

Total Investments in Securities — 100.3% (Cost $94,278)($ Thousands)			$90,600

Percentages are based on a Net Assets of $90,352 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,838	$26,249	$(26,942)	$ -	$ -	$1,145	1,144,991	$24	$ -

Amounts designated as “-” are either $0 or have been rounded to be $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 46.4%

Agency Mortgage-Backed Obligations — 41.3%
FHLMC
10.000%, 03/17/2026	$1	$1
7.500%, 05/01/2031 to 02/01/2038	357	408
7.000%, 05/01/2024 to 03/01/2039	180	205
6.500%, 10/01/2031 to 09/01/2039	234	266
6.000%, 07/01/2021 to 09/01/2038	416	463
5.500%, 06/01/2020 to 08/01/2037	252	280
5.000%, 04/01/2020 to 02/01/2049	10,982	11,943
4.500%, 06/01/2027 to 03/01/2050	27,532	29,861
4.000%, 02/01/2034 to 03/01/2050	82,485	89,295
3.500%, 12/01/2033 to 03/01/2050	136,346	145,311
3.000%, 03/01/2031 to 03/01/2050	109,622	115,363
2.500%, 11/01/2027 to 03/01/2050	12,525	13,021
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	168	180
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	51	62
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	319	367
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	885	1,052
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.725%, VAR ICE LIBOR USD 1 Month+6.430%, 02/15/2037	64	14
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	124	145
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.325%, VAR ICE LIBOR USD 1 Month+6.030%, 05/15/2038	$25	$4
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.525%, VAR ICE LIBOR USD 1 Month+6.230%, 01/15/2040	45	9
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.245%, VAR ICE LIBOR USD 1 Month+5.950%, 10/15/2041	620	99
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,564	2,753
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	554	599
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	415	30
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.345%, VAR ICE LIBOR USD 1 Month+6.050%, 08/15/2039	616	117
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	647	42
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.495%, VAR ICE LIBOR USD 1 Month+6.200%, 05/15/2039	158	11
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	153	16
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.545%, VAR ICE LIBOR USD 1 Month+6.250%, 09/15/2042	453	69
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	674	698
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	240	239
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	307	22
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.336%, 02/15/2038 (B)	24	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.295%, VAR ICE LIBOR USD 1 Month+6.000%, 05/15/2044	97	19
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.354%, 04/15/2041 (B)	303	15
FHLMC CMO, Ser 2015-343, Cl F4
2.005%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	960	957
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,099	1,130
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,102	1,173
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.295%, VAR ICE LIBOR USD 1 Month+6.000%, 12/15/2046	561	112
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,676	1,888

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	$2,693	$2,824
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,158	1,235
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,343	4,588
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	345	370
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,616	1,724
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	678	700
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	2,864	2,984
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	2,876	3,027
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	1,180	1,220
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	2,178	2,293
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	564	605
FHLMC CMO, Ser 2018-4846, Cl PF
1.055%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	326	323
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,412	1,501
FHLMC Multiclass Certificates, Ser RR06, Cl BX, IO
1.836%, 05/27/2033 (B)	1,455	245
FHLMC Multiclass Certificates, Ser RR06, Cl AX, IO
1.878%, 10/27/2028 (B)	1,855	246
FHLMC Multifamily Structured Pass Through Certificates, Ser 1513, Cl A3
2.797%, 08/25/2034	100	109
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (B)	280	306
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	435	492
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.478%, 10/25/2021 (B)	247	5
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.095%, 05/25/2023 (B)	32,618	110
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.607%, 03/25/2027 (B)	4,930	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	$1,040	$1,207
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.881%, 06/25/2029 (B)	1,999	133
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (B)	4,850	443
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
0.949%, 06/25/2029 (B)	1,098	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (B)	700	68
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (B)	1,090	74
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,488
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.951%, 08/25/2023 (B)	7,470	191
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
0.965%, 05/25/2026 (B)	1,599	81
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl A2
2.862%, 05/25/2026	1,980	2,129
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (B)	2,000	130
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC03, Cl A2
3.499%, 01/25/2026	795	884
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (B)	3,499	218
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL1P, Cl A2P
2.700%, 10/25/2025	205	224
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL4F, Cl A2AS
3.683%, 10/25/2025 (B)	3,040	3,422
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	890	953
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	676

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS07, Cl A2
2.735%, 09/25/2025	$620	$655
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.522%, 09/25/2026 (B)	4,105	4,263
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	360
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	475	527
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.147%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	191	189
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.597%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	53	52
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.547%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	3	3
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.147%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	218	216
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.246%, 10/25/2037 (B)	108	120
FNMA
7.500%, 10/01/2037 to 04/01/2039	144	181
7.000%, 09/01/2026 to 02/01/2039	540	622
6.500%, 05/01/2027 to 05/01/2040	207	237
6.000%, 02/01/2023 to 10/01/2040	1,862	2,125
5.500%, 02/01/2021 to 09/01/2056	6,767	7,681
5.000%, 07/01/2033 to 11/01/2049	53,256	58,740
4.500%, 04/01/2025 to 01/01/2059	69,689	76,008
4.200%, 01/01/2029	775	906
4.000%, 08/01/2020 to 01/01/2059	155,693	168,741
3.820%, 07/01/2027	115	131
3.790%, 12/01/2025	1,465	1,541
3.640%, 11/01/2028	300	345
3.590%, 12/01/2020	–	–
3.500%, 07/01/2029 to 03/01/2057	99,156	105,426
3.490%, 02/01/2033	1,315	1,537
3.450%, 05/01/2034	2,365	2,717
3.420%, 09/01/2025	525	580
3.410%, 10/01/2030	791	908
3.350%, 05/01/2029	110	126
3.310%, 05/01/2031	100	115
3.300%, 04/01/2029	100	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.290%, 09/01/2032	$640	$737
3.260%, 05/01/2029 to 10/01/2030	891	1,014
3.240%, 05/01/2029	420	477
3.190%, 05/01/2029 to 05/01/2030	99	111
3.160%, 05/01/2029	287	322
3.120%, 06/01/2035	850	961
3.080%, 04/01/2030	483	543
3.070%, 01/01/2029	190	213
3.050%, 05/01/2024	480	507
3.040%, 04/01/2030	484	542
3.020%, 06/01/2024 to 05/01/2026	1,870	1,953
3.000%, 12/01/2031 to 03/01/2050	97,629	102,698
2.930%, 08/01/2031	800	893
2.920%, 08/01/2031	100	111
2.915%, 08/01/2031	600	670
2.900%, 11/01/2029	500	555
2.870%, 07/01/2031 to 08/01/2031	300	334
2.860%, 08/01/2031	500	558
2.850%, 08/01/2031	1,110	1,236
2.840%, 08/01/2031	100	111
2.820%, 07/01/2027	584	639
2.810%, 08/01/2031	400	444
2.800%, 08/01/2031	200	222
2.790%, 08/01/2029	1,200	1,326
2.770%, 08/01/2031	600	663
2.765%, 08/01/2031	800	883
2.740%, 08/01/2029	300	329
2.670%, 09/01/2031 to 10/01/2034	300	327
2.520%, 10/01/2029	110	119
2.500%, 02/01/2023 to 12/01/2049	16,833	17,474
2.320%, 02/01/2032	200	213
2.300%, 02/01/2030	100	107
2.260%, 02/01/2030 to 03/01/2030	900	949
2.240%, 10/01/2031	200	211
2.140%, 03/26/2030	100	103
2.060%, 03/01/2030	400	418
1.950%, 04/01/2032	100	105
1.923%, 12/25/2030	2,050	310
1.850%, 04/01/2032	100	103
1.700%, 04/01/2030	200	206
1.554%, 11/25/2028	2,325	248
1.497%, 11/25/2028	2,450	248
1.438%, 11/25/2028	1,965	186
0.999%, 11/25/2028	2,185	186
0.988%, 12/25/2027	2,480	124
0.776%, 11/25/2028	2,810	124
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.432%, 09/25/2022 (B)	10,982	143
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,422	1,530
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	484

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2020-M6 A, Cl A
2.500%, 10/25/2037	$100	$110
FNMA ARM
4.006%, VAR 12 Month Treas Avg+1.950%, 11/01/2035	116	117
3.928%, VAR 12 Month Treas Avg+1.864%, 10/01/2035	445	447
3.911%, VAR 12 Month Treas Avg+1.873%, 11/01/2035	420	422
3.844%, VAR 12 Month Treas Avg+1.801%, 10/01/2035	80	80
3.090%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	899	926
2.961%, VAR ICE LIBOR USD 12 Month+1.598%, 08/01/2047	670	689
2.746%, VAR ICE LIBOR USD 12 Month+1.578%, 06/01/2045	855	860
2.661%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	3,094	3,146
2.619%, VAR ICE LIBOR USD 12 Month+1.581%, 05/01/2045	678	690
2.611%, VAR ICE LIBOR USD 12 Month+1.587%, 11/01/2045	269	275
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	333	42
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	332	40
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	379	20
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	171	181
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	362	383
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	200	237
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,025	157
FNMA CMO, Ser 2006-112, Cl ST, IO
5.753%, VAR ICE LIBOR USD 1 Month+6.700%, 11/25/2036	815	82
FNMA CMO, Ser 2008-22, Cl SI, IO
5.483%, VAR ICE LIBOR USD 1 Month+6.430%, 03/25/2037	655	10
FNMA CMO, Ser 2009-103, Cl MB
4.364%, 12/25/2039 (B)	42	43
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,006	950
FNMA CMO, Ser 2010-150, Cl SK, IO
5.583%, VAR ICE LIBOR USD 1 Month+6.530%, 01/25/2041	269	61
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,627	1,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-87, Cl SG, IO
5.603%, VAR ICE LIBOR USD 1 Month+6.550%, 04/25/2040	$212	$23
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	67	–
FNMA CMO, Ser 2011-96, Cl SA, IO
5.603%, VAR ICE LIBOR USD 1 Month+6.550%, 10/25/2041	910	186
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	64	4
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	298	14
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	306	11
FNMA CMO, Ser 2012-133, Cl CS, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%, 12/25/2042	292	56
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	857	879
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	26	28
FNMA CMO, Ser 2012-35, Cl SC, IO
5.553%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2042	162	30
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,686	1,767
FNMA CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,467	2,750
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	216	250
FNMA CMO, Ser 2012-70, Cl YS, IO
5.703%, VAR ICE LIBOR USD 1 Month+6.650%, 02/25/2041	49	4
FNMA CMO, Ser 2012-74, Cl SA, IO
5.703%, VAR ICE LIBOR USD 1 Month+6.650%, 03/25/2042	278	50
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	21	20
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	43	40
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,059	2,063
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	382
FNMA CMO, Ser 2013-124, Cl SB, IO
5.003%, VAR ICE LIBOR USD 1 Month+5.950%, 12/25/2043	464	79
FNMA CMO, Ser 2013-126, Cl CS, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%, 09/25/2041	366	50
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	337	342

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	$6,875	$7,360
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	957	992
FNMA CMO, Ser 2013-54, Cl BS, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%, 06/25/2043	183	35
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	448	33
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	91	7
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,927	2,217
FNMA CMO, Ser 2013-9, Cl SA, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%, 03/25/2042	342	58
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	251	303
FNMA CMO, Ser 2014-47, Cl AI, IO
2.212%, 08/25/2044 (B)	185	12
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	544	577
FNMA CMO, Ser 2015-55, Cl IO, IO
1.900%, 08/25/2055 (B)	490	25
FNMA CMO, Ser 2015-56, Cl AS, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	57	13
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,659	2,741
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	423	452
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,533	3,637
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,931	5,083
FNMA CMO, Ser 2016-60, Cl QS, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%, 09/25/2046	311	61
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,063	1,139
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	692	725
FNMA CMO, Ser 2017-76, Cl SB, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2057	1,679	265
FNMA CMO, Ser 2017-85, Cl SC, IO
5.253%, VAR ICE LIBOR USD 1 Month+6.200%, 11/25/2047	518	92
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,799	1,918
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	422	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	$3,552	$3,709
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	2,034	2,124
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	1,852	1,959
FNMA CMO, Ser 2018-79, Cl FA
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 11/25/2048	–	–
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	661	690
FNMA CMO, Ser 2019-14, Cl FB
2.055%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2059	–	–
FNMA CMO, Ser 2019-18, Cl FH
1.297%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2049	–	–
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,106	1,177
FNMA CMO, Ser 2019-25, Cl YF
1.397%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2046	–	–
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	916	962
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	1,213	1,296
FNMA CMO, Ser 2019-67, Cl FB
1.397%, VAR ICE LIBOR USD 1 Month+0.450%, 11/25/2049	–	–
FNMA CMO, Ser 2019-70, Cl FL
1.347%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2049	–	–
FNMA CMO, Ser 2019-79, Cl FA
1.447%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	3,491	3,456
FNMA TBA
5.000%, 04/30/2037 to 05/01/2038	5,870	6,330
4.500%, 04/14/2033 to 05/01/2038	30,465	32,766
4.000%, 04/01/2039 to 05/15/2045	3,571	3,808
3.500%, 04/01/2041 to 05/15/2045	31,399	33,154
3.000%, 05/25/2026 to 05/15/2045	105,861	110,904
2.500%, 05/01/2017 to 06/01/2043	185,044	191,632
2.000%, 05/15/2028 to 04/20/2169	13,200	13,547
FNMA, Ser 2014-M8, Cl X2, IO
0.334%, 06/25/2024 (B)	6,841	146
FNMA, Ser M10, Cl A2
3.384%, 07/25/2028 (B)	6,100	6,782
FNMA, Ser M10, Cl X2, IO
1.826%, 12/25/2030 (B)	5,825	842
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	2,379	2,624
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,044	1,170

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	$100	$115
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	300	340
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	490	557
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	930	1,032
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,030	1,149
FNMA, Ser M8, Cl A2
3.061%, 05/25/2027 (B)	200	217
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.298%, 09/25/2043 (B)(C)	480	479
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,430	40
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
3.665%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	1,747	1,468
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (B)	217	224
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028 (B)	93	98
GNMA
8.000%, 11/15/2029 to 09/15/2030	43	47
7.500%, 03/15/2029 to 10/15/2037	70	87
7.000%, 09/15/2031	26	31
6.500%, 07/15/2028 to 12/15/2035	1,320	1,531
6.000%, 12/15/2028 to 10/20/2040	2,379	2,673
5.000%, 12/20/2039 to 09/20/2049	19,072	20,598
4.952%, 07/20/2060 (B)	58	58
4.700%, 09/20/2061 (B)	854	873
4.500%, 04/20/2041 to 09/20/2049	35,661	38,206
4.318%, 01/20/2069 (B)	102	103
4.000%, 02/20/2034 to 02/20/2050	45,557	49,032
3.998%, 04/20/2063 (B)	344	347
3.500%, 06/20/2044 to 02/20/2050	33,302	35,329
3.000%, 09/15/2042 to 02/20/2050	24,727	26,220
2.500%, 10/20/2049	–	–
GNMA CMO, Ser 2007-17, Cl IB, IO
5.477%, VAR ICE LIBOR USD 1 Month+6.250%, 04/20/2037	458	85
GNMA CMO, Ser 2007-51, Cl SG, IO
5.807%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	62	10
GNMA CMO, Ser 2007-78, Cl SA, IO
5.825%, VAR ICE LIBOR USD 1 Month+6.530%, 12/16/2037	551	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl XS, IO
6.095%, VAR ICE LIBOR USD 1 Month+6.800%, 07/16/2039	$521	$89
GNMA CMO, Ser 2010-31, Cl GS, IO
5.727%, VAR ICE LIBOR USD 1 Month+6.500%, 03/20/2039	17	1
GNMA CMO, Ser 2010-4, Cl NS, IO
5.685%, VAR ICE LIBOR USD 1 Month+6.390%, 01/16/2040	4,309	890
GNMA CMO, Ser 2010-85, Cl HS, IO
5.877%, VAR ICE LIBOR USD 1 Month+6.650%, 01/20/2040	41	4
GNMA CMO, Ser 2010-H11, Cl FA
2.613%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	395	395
GNMA CMO, Ser 2010-H27, Cl FA
2.042%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,210	1,190
GNMA CMO, Ser 2010-H28, Cl FE
2.062%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	494	487
GNMA CMO, Ser 2011-H08, Cl FD
2.162%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	245	243
GNMA CMO, Ser 2011-H08, Cl FG
2.142%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	526	520
GNMA CMO, Ser 2011-H09, Cl AF
2.162%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	393	389
GNMA CMO, Ser 2012-141, Cl WA
4.526%, 11/16/2041 (B)	334	386
GNMA CMO, Ser 2012-34, Cl SA, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	457	99
GNMA CMO, Ser 2012-43, Cl SN, IO
5.895%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	83	18
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	297	11
GNMA CMO, Ser 2012-98, Cl SA, IO
5.395%, VAR ICE LIBOR USD 1 Month+6.100%, 08/16/2042	221	47
GNMA CMO, Ser 2012-H25, Cl FA
2.362%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.813%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	1,248	58
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	226	23
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	408	50

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.827%, VAR ICE LIBOR USD 1 Month+5.600%, 08/20/2044	$138	$23
GNMA CMO, Ser 2014-5, Cl SP, IO
5.445%, VAR ICE LIBOR USD 1 Month+6.150%, 06/16/2043	284	37
GNMA CMO, Ser 2014-H10, Cl TA
2.262%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	550	542
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	150	22
GNMA CMO, Ser 2015-H10, Cl FC
2.142%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	360	353
GNMA CMO, Ser 2015-H18, Cl FA
2.112%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	235	231
GNMA CMO, Ser 2015-H20, Cl FA
2.132%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	264	259
GNMA CMO, Ser 2016-135, Cl SB, IO
5.395%, VAR ICE LIBOR USD 1 Month+6.100%, 10/16/2046	299	138
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,398	1,453
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.358%, VAR ICE LIBOR USD 12 Month0.000%, 07/20/2067	834	98
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.756%, VAR ICE LIBOR USD 12 Month0.000%, 09/20/2067	5,432	438
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.222%, VAR ICE LIBOR USD 12 Month0.000%, 10/20/2067	381	39
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.687%, VAR ICE LIBOR USD 12 Month0.000%, 11/20/2067	168	16
GNMA CMO, Ser 2018-H06, Cl PF
1.962%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	549	540
GNMA CMO, Ser 2018-H07, Cl FD
1.962%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	970	953
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	498	532
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,760	1,881
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	1,037	1,093
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	932	977
GNMA TBA
4.500%, 05/01/2039	2,000	2,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 05/01/2043 to 06/01/2043	$13,325	$14,067
2.500%, 04/15/2048	3,100	3,240
GNMA, Ser 107, Cl AD
2.695%, 11/16/2047 (B)	567	585
GNMA, Ser 2012-112, Cl IO, IO
0.239%, 02/16/2053 (B)	879	11
GNMA, Ser 2012-152, Cl IO, IO
0.792%, 01/16/2054 (B)	7,164	338
GNMA, Ser 2012-27, Cl IO, IO
0.931%, 04/16/2053 (B)	1,310	33
GNMA, Ser 2013-145, Cl IO, IO
1.038%, 09/16/2044 (B)	815	31
GNMA, Ser 2013-96, Cl IO, IO
0.508%, 10/16/2054 (B)	1,818	38
GNMA, Ser 2014-47, Cl IA, IO
0.132%, 02/16/2048 (B)	178	3
GNMA, Ser 2014-50, Cl IO, IO
0.780%, 09/16/2055 (B)	636	29
GNMA, Ser 2014-92, Cl IX, IO
0.598%, 05/16/2054 (B)	5,039	101
GNMA, Ser 2015-5, Cl IK, IO
0.659%, 11/16/2054 (B)	5,812	193
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	3,647	3,835
GNMA, Ser 28, Cl AH
2.300%, 11/16/2061	100	100
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	668	688
GNMA, Ser 41, Cl IO, IO
0.786%, 07/16/2058 (B)	1,782	96

		1,724,104

Non-Agency Mortgage-Backed Obligations — 5.1%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	808
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.133%, 02/25/2035 (B)	506	467
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
1.087%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,258	1,017
Alternative Loan Trust, Ser 2006-18CB, Cl A6
24.814%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	214	356
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.533%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	175	168

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.675%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	$1,542	$1,464
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.283%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,072	685
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
1.347%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	3,652	2,935
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	452	455
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	924
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	1,790	1,860
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.825%, 08/10/2045 (B)(C)	1,625	653
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.408%, 12/20/2034 (B)	8	7
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
1.353%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	414	400
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	210	206
BBCMS Trust, Ser CBM, Cl A
1.705%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	326
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	596
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	150
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	26	26
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
2.027%, 03/28/2037 (B)(C)	776	757
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.738%, 05/25/2034 (B)	9	8
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.750%, 05/25/2034 (B)	74	57
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.587%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	17	17
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.234%, 10/25/2033 (B)	414	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
6.703%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	$3,037	$960
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	984	914
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.621%, 06/11/2041 (B)(C)	10	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
1.087%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	4,495	3,657
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	348	368
BFLD, Ser 2019-DPLO, Cl A
1.795%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	845	696
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (C)	335	328
Bunker Hill Loan Depositary Trust, Ser 2019- 2, Cl A1
2.879%, 07/25/2049 (C)	936	857
Bunker Hill Loan Depositary Trust, Ser 2019- 3, Cl A1
2.724%, 11/25/2059 (C)	1,100	1,063
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.625%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	865	822
BX Commercial Mortgage Trust, Ser 2019- XL, Cl F
2.705%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (C)	2,589	2,226
BX Commercial Mortgage Trust, Ser IND, Cl H
3.705%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,102	2,972
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	610	551
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,367
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl A
1.775%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	825	753
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	134	133

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	$310	$332
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	474	493
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.898%, 08/15/2050 (B)	8,605	387
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,210
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	522	564
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,160	1,137
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	143	142
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	515
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	96	95
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	386
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.356%, 02/25/2037 (B)	7	7
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.683%, 02/25/2037 (B)	14	13
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.780%, 06/25/2035 (B)	25	22
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.635%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	490	411
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	240	237
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,762
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (B)	13	11
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	148	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
1.300%, 12/11/2049 (B)(C)	$8	$–
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	887	860
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	367	364
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	711	696
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.680%, 07/10/2046 (B)(C)	13,060	38
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	75	76
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	835	862
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	119
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.071%, 10/10/2046 (B)	70	64
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	133
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	292
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.170%, 03/10/2047 (B)	1,841	66
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	246
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	290
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	350	364
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.127%, 02/10/2048 (B)	5,840	255
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	942
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	492
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	364
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	404
COMM Mortgage Trust, Ser 2019-GC44, Cl A5
2.950%, 08/15/2057	780	806
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037 (C)	1,230	1,087
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	465	462

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	$590	$589
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.625%, 02/10/2047 (B)	850	864
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
3.247%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	2,510	2,077
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.047%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	2,710	2,184
Core Industrial Trust, Ser 2019-CORE, Cl A
1.585%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	4,255	3,623
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.213%, 06/15/2038 (B)	35	17
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	244	109
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	30	30
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	37	38
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.266%, 10/25/2033 (B)	757	672
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.764%, 12/15/2021	3,790	3,418
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	508	526
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	555	573
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A2
3.033%, 08/15/2048	290	289
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	709	747
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	202	210
CSMC Trust, Ser 2017-CHOP, Cl G
6.055%, VAR ICE LIBOR USD 1 Month+5.350%, 07/15/2032 (C)	1,000	835

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-PFHP, Cl A
1.655%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	$1,190	$1,006
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (B)(C)	–	–
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	6,879	6,988
CSMC, Ser 2014-11R, Cl 9A2
1.767%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	1,839
CSMC, Ser 2014-7R, Cl 8A1
3.807%, 07/27/2037 (B)(C)	230	222
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,135	2,110
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	212
CSMC, Ser 2015-5R, Cl 1A1
2.973%, 09/27/2046 (B)(C)	345	347
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,182
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	315	314
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	290
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	101
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,240	1,167
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.550%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	584	482
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	707	713
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.597%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	313	298
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.197%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,065	937
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	1,766	1,786
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.947%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	3,493	3,196
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	1,198	1,188

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	$351	$344
GNMA
4.500%, 08/20/2049	2,583	2,741
4.000%, 01/20/2048 to 01/20/2050	5,879	6,262
3.000%, 04/20/2045 to 03/20/2050	11,644	12,362
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	749	751
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,165
GS Mortgage Securities II, Ser GC30, Cl B
4.043%, 05/10/2050 (B)	480	465
GS Mortgage Securities Trust, Ser 2006-GG8,
Cl X, IO
0.978%, 11/10/2039 (B)(C)	233	1
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	183	138
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	502	508
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	27	27
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	270	281
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	386	399
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (B)	680	660
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	571	603
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,714
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/2048	233	241
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	4,626	4,701
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	15	14
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.273%, 10/25/2033 (B)	178	163
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	17	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$6	$7
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.093%, 05/19/2034 (B)	756	706
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,225	1,294
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
2.943%, 12/10/2041 (B)(C)	1,240	1,285
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.297%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	9	9
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,114	1,202
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (B)	130	132
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (B)	120	105
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	568
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,612
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	156	156
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	272	290
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	196
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	250	262
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	625
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.040%, 06/12/2043 (B)	575	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.683%, 02/12/2049 (B)	205	75

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.467%, 02/15/2051 (B)	$2	$2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.419%, 08/15/2046 (B)(C)	296	300
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.603%, 07/15/2047 (B)	380	336
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	217	216
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	550
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	1,305	1,280
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
1.615%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	1,129	999
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	1,500	1,425
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.670%, 08/25/2034 (B)	53	51
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.115%, 11/25/2033 (B)	26	24
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.053%, 05/25/2045 (B)(C)	109	109
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	721	740
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	2,082	2,119
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.380%, 02/15/2041 (B)(C)	319	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
1.797%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	4,329	3,568
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
6.555%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	376	329
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(C)	4	3
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,328	735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.518%, 07/25/2033 (B)	$11	$10
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (B)	40	35
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.376%, 12/12/2049 (B)(C)	40	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	19	11
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	143	83
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
5.853%, 09/12/2049 (B)	185	69
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	758	764
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	386
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (B)	92	97
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	141
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	260
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	295	306
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	162
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	74	49
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.217%, 02/12/2044 (B)(C)	41	–
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.149%, 12/12/2049 (B)	107	63

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
5.945%, 06/11/2042 (B)	$1,426	$1,423
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.375%, 09/15/2047 (B)(C)	905	886
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.068%, 11/15/2049 (B)	3,387	163
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	273	271
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	468	474
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
1.555%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	38	33
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
2.105%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,562
Morgan Stanley Capital I, Ser 2018-H3, Cl A5
4.177%, 07/15/2051	158	174
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	250	240
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	246
Natixis Commercial Mortgage Securities Trust, Ser 2020 2PAC, Cl A
2.966%, 12/15/2038 (C)	1,260	1,213
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	33	33
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,139	1,179
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	463	459
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	746	735
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	90	84
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	74	69
OBX Trust, Ser 2018-1, Cl A2
1.597%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	343	320

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	$652	$651
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	917	911
OBX Trust, Ser 2020-EXP1, Cl 2A1A
1.697%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	1,592	1,510
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	1,570	1,565
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	17	17
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)	5	4
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	998	563
Radnor RE, Ser 2018-1, Cl M2
3.647%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,329
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	213	207
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	920	921
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.068%, 12/25/2034 (B)	341	295
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059	2,437	2,343
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	290
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	2,282
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	360
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)	175	153
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (B)(C)	848	819
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.209%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	198	195
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)	839	799
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (B)(C)	1,477	1,417

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
1.137%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	$4,861	$4,045
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
4.017%, 07/25/2033 (B)	61	56
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
4.085%, 12/25/2033 (B)	17	15
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	1,550	1,516
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.476%, 12/10/2045 (B)(C)	670	595
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)	370	359
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)	1,616	1,583
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	1,641	1,609
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	2,331	2,360
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	657	629
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	829	816
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	979	948
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	418	395
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (B)(C)	987	922
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	110	109
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.183%, 10/25/2033 (B)	40	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.434%, 08/25/2033 (B)	20	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.314%, 09/25/2033 (B)	39	34
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
14.859%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	7	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	$88	$89
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.374%, 06/25/2034 (B)	24	21
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	73	75
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.727%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	353	325
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.207%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	3,904	3,570
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
2.666%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,693	1,345
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.666%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	981	730
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	372	362
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	724
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.283%, 07/15/2046 (B)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	584
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.306%, 11/15/2059 (B)	5,482	329
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
5.021%, 05/25/2035 (B)	2,148	1,585
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.796%, 03/26/2035 (B)(C)	109	109
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.336%, 06/15/2045 (B)(C)	611	13
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.194%, 05/15/2045 (B)(C)	852	25

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	$110	$110
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	293
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (B)(C)	1,213	1,205

		210,699
Total Mortgage-Backed Securities (Cost $1,917,962) ($ Thousands)		1,934,803

CORPORATE OBLIGATIONS — 31.0%

Communication Services — 2.6%
AT&T
6.500%, 09/01/2037	1,335	1,612
6.000%, 08/15/2040	1,770	2,164
5.375%, 10/15/2041	563	638
5.350%, 12/15/2043	205	236
5.250%, 03/01/2037	2,771	3,233
5.150%, 03/15/2042	25	29
5.150%, 02/15/2050	754	900
4.900%, 08/15/2037	300	334
4.850%, 03/01/2039	1,076	1,207
4.800%, 06/15/2044	2,870	3,130
4.750%, 05/15/2046	1,100	1,216
4.500%, 05/15/2035	75	80
4.500%, 03/09/2048	480	520
4.350%, 03/01/2029	240	259
4.350%, 06/15/2045	850	898
4.300%, 02/15/2030	231	248
3.950%, 01/15/2025 (D)	300	317
3.900%, 03/11/2024	363	381
3.875%, 08/15/2021	552	556
3.800%, 02/15/2027	583	608
3.600%, 02/17/2023	624	641
3.550%, 06/01/2024	785	814
3.400%, 05/15/2025	4,466	4,646
3.000%, 02/15/2022	519	523
3.000%, 06/30/2022	1,021	1,030
CCO Holdings
4.500%, 05/01/2032 (C)	240	234
Charter Communications Operating
6.834%, 10/23/2055	70	83
6.484%, 10/23/2045	110	133
6.384%, 10/23/2035	700	831
5.750%, 04/01/2048	777	881
5.375%, 04/01/2038	843	909
5.375%, 05/01/2047	423	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.908%, 07/23/2025	$3,150	$3,344
4.800%, 03/01/2050	1,632	1,698
4.464%, 07/23/2022	319	331
4.200%, 03/15/2028	763	780
3.750%, 02/15/2028	85	85
3.579%, 07/23/2020	400	399
Comcast
7.050%, 03/15/2033	90	127
6.500%, 11/15/2035	480	700
4.950%, 10/15/2058	247	334
4.700%, 10/15/2048	30	39
4.600%, 10/15/2038	827	1,012
4.400%, 08/15/2035	1,770	2,123
4.250%, 10/15/2030	560	652
4.200%, 08/15/2034	220	251
4.150%, 10/15/2028	2,552	2,865
4.000%, 03/01/2048	70	83
3.999%, 11/01/2049	199	235
3.969%, 11/01/2047	78	89
3.950%, 10/15/2025	590	642
3.750%, 04/01/2040	216	244
3.700%, 04/15/2024 (D)	1,523	1,634
3.450%, 02/01/2050	380	416
3.400%, 04/01/2030	2,550	2,764
3.300%, 04/01/2027	498	535
3.250%, 11/01/2039	60	62
3.150%, 03/01/2026	160	168
3.100%, 04/01/2025	666	707
2.650%, 02/01/2030	992	1,021
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	212
Comcast Cable Holdings
10.125%, 04/15/2022	45	52
Corning
5.450%, 11/15/2079	775	795
Discovery Communications
5.000%, 09/20/2037	775	753
DISH DBS
7.750%, 07/01/2026	130	134
5.875%, 11/15/2024	580	564
Fox
5.476%, 01/25/2039 (C)	520	603
4.709%, 01/25/2029 (C)	80	88
3.500%, 04/08/2030	330	329
3.050%, 04/07/2025	205	205
NBCUniversal Media
5.950%, 04/01/2041	305	418
Sky
3.750%, 09/16/2024 (C)	1,090	1,130
Sprint
7.875%, 09/15/2023	110	121
7.250%, 02/01/2028 (C)	450	452

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$460	$608
Sprint Spectrum
5.152%, 03/20/2028 (C)	1,597	1,701
4.738%, 03/20/2025 (C)	4,110	4,192
3.360%, 09/20/2021 (C)	3,178	3,162
Telefonica Emisiones
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	150	168
5.134%, 04/27/2020	662	662
Verizon Communications
5.500%, 03/16/2047	105	144
5.250%, 03/16/2037	805	1,022
5.150%, 09/15/2023	315	350
4.862%, 08/21/2046	470	613
4.522%, 09/15/2048	1,006	1,288
4.500%, 08/10/2033	620	731
4.400%, 11/01/2034	3,249	3,792
4.329%, 09/21/2028	1,970	2,241
4.272%, 01/15/2036	224	260
4.125%, 03/16/2027	870	967
4.125%, 08/15/2046	325	376
4.016%, 12/03/2029	1,680	1,887
4.000%, 03/22/2050	170	201
3.875%, 02/08/2029 (D)	210	232
3.850%, 11/01/2042	550	615
3.500%, 11/01/2024 (D)	492	523
3.376%, 02/15/2025	218	233
3.150%, 03/22/2030	2,258	2,432
3.000%, 03/22/2027	980	1,032
2.625%, 08/15/2026 (D)	1,000	1,032
ViacomCBS
5.850%, 09/01/2043	237	243
4.950%, 01/15/2031	620	610
4.750%, 05/15/2025	1,581	1,588
4.600%, 01/15/2045	65	55
4.250%, 09/01/2023 (D)	130	133
3.875%, 04/01/2024	130	127
3.700%, 08/15/2024	810	791
Vodafone Group
5.250%, 05/30/2048	1,810	2,181
4.875%, 06/19/2049	1,544	1,703
4.375%, 05/30/2028	890	940
4.250%, 09/17/2050 (D)	1,536	1,579
Walt Disney
6.650%, 11/15/2037	235	339
6.200%, 12/15/2034 (D)	65	90
4.700%, 03/23/2050	2,545	3,326
4.625%, 03/23/2040	626	759
3.800%, 03/22/2030	503	565
3.700%, 03/23/2027	403	445
3.350%, 03/24/2025	1,138	1,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 09/01/2049	$152	$149
2.000%, 09/01/2029 (D)	661	641
1.750%, 08/30/2024	992	994
		107,930

Consumer Discretionary — 2.0%
Amazon.com
4.950%, 12/05/2044	500	705
4.050%, 08/22/2047	380	495
3.875%, 08/22/2037	300	358
3.150%, 08/22/2027 (D)	680	744
2.800%, 08/22/2024 (D)	245	260
BMW US Capital
3.100%, 04/12/2021 (C)	215	214
1.850%, 09/15/2021 (C)	100	98
Comcast
3.600%, 03/01/2024	310	331
3.400%, 07/15/2046	60	65
Cox Communications
4.800%, 02/01/2035 (C)	890	966
3.250%, 12/15/2022 (C)	540	547
Daimler Finance North America
3.350%, 05/04/2021 (C)	1,025	1,015
2.700%, 06/14/2024 (C)	595	574
2.200%, 10/30/2021 (C)	2,580	2,474
2.125%, 03/10/2025 (C)	976	898
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	199
Ford Motor
5.291%, 12/08/2046	99	59
4.750%, 01/15/2043	584	331
4.346%, 12/08/2026	17	13
Ford Motor Credit
5.875%, 08/02/2021	2,005	1,965
5.596%, 01/07/2022	4,350	4,209
5.085%, 01/07/2021	1,000	975
4.271%, 01/09/2027	1,342	1,144
4.250%, 09/20/2022	1,000	930
4.063%, 11/01/2024	1,072	973
3.815%, 11/02/2027	261	217
3.813%, 10/12/2021	945	907
3.810%, 01/09/2024	300	272
3.339%, 03/28/2022	1,530	1,423
3.219%, 01/09/2022	1,990	1,856
2.728%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	956
2.710%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	1,625	1,503
2.645%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	894
2.343%, 11/02/2020	2,770	2,659

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
6.600%, 04/01/2036	$670	$583
6.250%, 10/02/2043	260	205
5.950%, 04/01/2049	670	495
5.400%, 04/01/2048	482	351
5.150%, 04/01/2038	240	174
4.875%, 10/02/2023	1,995	1,778
2.542%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	983
General Motors Financial
4.375%, 09/25/2021	735	677
4.350%, 01/17/2027	110	88
4.250%, 05/15/2023	110	99
4.200%, 11/06/2021	1,435	1,370
4.150%, 06/19/2023	83	76
3.950%, 04/13/2024	83	75
3.450%, 04/10/2022	415	390
3.200%, 07/13/2020	118	118
3.200%, 07/06/2021	1,835	1,747
3.150%, 06/30/2022	870	784
2.900%, 02/26/2025	403	348
2.450%, 11/06/2020	210	204
Hanesbrands
4.875%, 05/15/2026 (C)(D)	210	206
4.625%, 05/15/2024 (C)	30	30
Home Depot
4.250%, 04/01/2046	48	57
3.900%, 06/15/2047	60	66
3.750%, 02/15/2024 (D)	66	70
3.350%, 04/15/2050	360	376
3.300%, 04/15/2040	240	246
3.125%, 12/15/2049	1,119	1,104
2.950%, 06/15/2029	58	60
2.700%, 04/01/2023	310	319
2.700%, 04/15/2030	2,693	2,738
2.500%, 04/15/2027	403	406
Kohl’s
5.550%, 07/17/2045	910	616
Las Vegas Sands
3.200%, 08/08/2024	960	866
Lennar
5.000%, 06/15/2027	30	27
4.750%, 11/29/2027	460	459
4.500%, 04/30/2024	170	167
Lowe’s
5.125%, 04/15/2050	1,096	1,323
5.000%, 04/15/2040	497	567
4.500%, 04/15/2030	2,340	2,579
4.000%, 04/15/2025	711	760
McDonald’s MTN
4.875%, 12/09/2045	260	304
4.450%, 03/01/2047	240	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/01/2048	$72	$80
4.200%, 04/01/2050	250	280
3.800%, 04/01/2028	665	704
3.700%, 01/30/2026 (D)	140	146
3.625%, 09/01/2049	700	706
3.600%, 07/01/2030	290	304
3.500%, 03/01/2027	400	416
2.625%, 09/01/2029	532	512
2.125%, 03/01/2030	92	85
1.450%, 09/01/2025	675	643
Newell Brands
4.450%, 04/01/2026	110	108
4.100%, 04/01/2023	278	282
NIKE
3.375%, 03/27/2050	1,063	1,160
3.250%, 03/27/2040	280	293
2.850%, 03/27/2030	758	801
2.750%, 03/27/2027	319	331
2.400%, 03/27/2025	479	498
NVR
3.950%, 09/15/2022	700	700
O’Reilly Automotive
4.200%, 04/01/2030	671	694
QVC
5.950%, 03/15/2043	30	20
4.850%, 04/01/2024	645	558
4.750%, 02/15/2027	550	487
Sands China
5.400%, 08/08/2028	320	300
5.125%, 08/08/2025 (D)	650	623
4.600%, 08/08/2023 (D)	610	624
Starbucks
4.450%, 08/15/2049	360	413
3.750%, 12/01/2047	151	145
3.350%, 03/12/2050	120	113
2.250%, 03/12/2030	1,632	1,535
2.000%, 03/12/2027	332	313
Target
2.650%, 09/15/2030	234	241
2.350%, 02/15/2030	1,001	1,000
2.250%, 04/15/2025	1,835	1,872
Time Warner Cable
7.300%, 07/01/2038	530	650
6.750%, 06/15/2039	10	11
6.550%, 05/01/2037	369	414
5.875%, 11/15/2040	130	137
5.500%, 09/01/2041	1,599	1,670
Time Warner Entertainment
8.375%, 07/15/2033	270	372
TJX
3.750%, 04/15/2027	2,255	2,309

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toll Brothers Finance
4.375%, 04/15/2023	$120	$114
Toyota Motor Credit MTN
2.900%, 03/30/2023	2,185	2,198
2.150%, 02/13/2030	670	621
University of Chicago
2.761%, 04/01/2045	1,320	1,245
ViacomCBS
6.875%, 04/30/2036	620	698
4.375%, 03/15/2043	99	88
VOC Escrow
5.000%, 02/15/2028 (C)	380	278
Volkswagen Group of America Finance
2.700%, 09/26/2022 (C)(D)	805	779
		83,951

Consumer Staples — 2.2%
Alimentation Couche-Tard
3.800%, 01/25/2050 (C)	585	513
3.550%, 07/26/2027 (C)	650	636
Altria Group
6.200%, 02/14/2059	190	209
5.950%, 02/14/2049 (D)	490	567
5.800%, 02/14/2039	630	690
4.800%, 02/14/2029	1,168	1,216
4.750%, 05/05/2021	200	204
4.400%, 02/14/2026	2,435	2,562
3.875%, 09/16/2046	240	216
3.800%, 02/14/2024	290	294
3.490%, 02/14/2022	260	266
2.850%, 08/09/2022	190	191
Anheuser-Busch
4.900%, 02/01/2046	2,634	2,869
4.700%, 02/01/2036	957	1,002
3.650%, 02/01/2026	1,135	1,190
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	740	762
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	545	667
5.550%, 01/23/2049	705	829
5.450%, 01/23/2039	1,375	1,582
4.750%, 01/23/2029	200	221
4.600%, 04/15/2048	1,391	1,472
4.150%, 01/23/2025	2,006	2,153
4.000%, 04/13/2028	180	190
3.750%, 07/15/2042	230	231
2.500%, 07/15/2022	158	158
Bacardi
4.700%, 05/15/2028 (C)	1,015	1,084
BAT Capital
5.282%, 04/02/2050	1,487	1,490
4.906%, 04/02/2030	523	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 04/02/2027	$697	$708
4.540%, 08/15/2047	3,276	2,982
4.390%, 08/15/2037	123	113
3.557%, 08/15/2027	2,700	2,543
3.222%, 08/15/2024	1,028	989
3.215%, 09/06/2026	1,654	1,573
2.764%, 08/15/2022	164	161
Coca-Cola
4.200%, 03/25/2050	1,085	1,417
4.125%, 03/25/2040	100	122
3.375%, 03/25/2027	494	545
2.950%, 03/25/2025	826	885
Constellation Brands
4.400%, 11/15/2025	465	469
3.700%, 12/06/2026	277	272
3.600%, 02/15/2028	518	507
3.500%, 05/09/2027	234	219
3.200%, 02/15/2023	167	166
3.150%, 08/01/2029	474	440
Costco Wholesale
3.000%, 05/18/2027 (D)	284	301
2.750%, 05/18/2024	183	192
Danone
2.947%, 11/02/2026 (C)	2,476	2,472
2.589%, 11/02/2023 (C)	1,370	1,358
2.077%, 11/02/2021 (C)	230	230
Diageo Capital
4.828%, 07/15/2020	1,450	1,461
Diageo Investment
2.875%, 05/11/2022 (D)	370	373
Estee Lauder
3.125%, 12/01/2049	124	120
2.375%, 12/01/2029	157	152
Hershey
2.050%, 11/15/2024	690	687
JM Smucker
2.375%, 03/15/2030	435	403
Keurig Dr Pepper
4.417%, 05/25/2025 (D)	280	298
Kimberly-Clark
3.100%, 03/26/2030	159	172
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	189	216
5.200%, 07/15/2045	1,535	1,476
5.000%, 06/04/2042	2,790	2,642
4.875%, 10/01/2049 (C)	2,635	2,396
4.375%, 06/01/2046	3,415	3,076
3.950%, 07/15/2025	130	129
3.000%, 06/01/2026	410	398
Kroger
5.400%, 01/15/2049	735	884
3.950%, 01/15/2050	120	124

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.625%, 11/01/2024 (C)	$70	$69
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,058
Mars
3.200%, 04/01/2030 (C)	210	219
2.700%, 04/01/2025 (C)	370	380
Molson Coors Brewing
3.500%, 05/01/2022	100	100
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,970	2,957
Nestle Holdings
3.500%, 09/24/2025 (C)(D)	450	484
3.350%, 09/24/2023 (C)	440	464
PepsiCo
4.250%, 10/22/2044	100	115
4.000%, 03/05/2042	160	176
3.875%, 03/19/2060	120	151
3.625%, 03/19/2050	572	679
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	32
2.875%, 10/15/2049	160	166
2.625%, 03/19/2027	318	334
2.250%, 03/19/2025	633	657
Pernod Ricard
4.450%, 01/15/2022 (C)	550	565
Philip Morris International
4.500%, 03/20/2042	130	145
2.900%, 11/15/2021	370	372
2.875%, 05/01/2024	1,780	1,813
2.500%, 08/22/2022	590	592
2.500%, 11/02/2022	680	683
Procter & Gamble
3.600%, 03/25/2050	530	651
3.550%, 03/25/2040	360	420
3.000%, 03/25/2030	3,105	3,449
2.800%, 03/25/2027	502	536
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,843
Reynolds American
8.125%, 05/01/2040	570	643
5.850%, 08/15/2045	3,509	3,769
3.250%, 06/12/2020	216	215
Sysco
6.600%, 04/01/2050	343	360
5.950%, 04/01/2030	343	360
3.550%, 03/15/2025	335	340
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,091
3.450%, 06/01/2026	1,590	1,571
3.300%, 11/18/2021	912	925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$8	$10
3.950%, 06/28/2038	783	930
3.700%, 06/26/2028	2,361	2,650
3.550%, 06/26/2025	701	765
3.400%, 06/26/2023 (D)	223	236
3.300%, 04/22/2024	60	64
3.250%, 07/08/2029	80	88
3.050%, 07/08/2026	632	680
		91,539
Energy — 2.8%
Apache
5.250%, 02/01/2042	50	23
5.100%, 09/01/2040 (D)	285	126
4.750%, 04/15/2043	420	186
4.375%, 10/15/2028 (D)	310	166
4.250%, 01/15/2030	80	41
4.250%, 01/15/2044	890	385
3.250%, 04/15/2022	86	65
Berkshire Hathaway Energy
4.250%, 10/15/2050 (C)	1,613	1,827
BG Energy Capital
4.000%, 10/15/2021 (C)	1,485	1,491
Blue Racer Midstream
6.125%, 11/15/2022 (C)	230	172
BP Capital Markets
3.561%, 11/01/2021	50	50
3.535%, 11/04/2024	100	103
3.506%, 03/17/2025 (D)	520	539
BP Capital Markets America
3.937%, 09/21/2028	208	222
3.796%, 09/21/2025 (D)	656	671
3.410%, 02/11/2026	1,110	1,109
3.245%, 05/06/2022	250	253
3.216%, 11/28/2023	2,075	2,124
3.119%, 05/04/2026	230	232
3.000%, 02/24/2050	1,357	1,261
Cameron LNG
3.302%, 01/15/2035 (C)	900	779
2.902%, 07/15/2031 (C)	180	158
Canadian Natural Resources
6.450%, 06/30/2033	50	42
3.900%, 02/01/2025	224	186
Cenovus Energy
4.250%, 04/15/2027 (D)	–	–
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	560	577
2.355%, 12/05/2022	15	15
Cimarex Energy
4.375%, 06/01/2024	210	165

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 03/15/2029 (D)	$982	$658
3.900%, 05/15/2027	970	650
CNOOC Finance 2015 USA
4.375%, 05/02/2028	360	398
CNOOC Nexen Finance
4.250%, 04/30/2024	200	213
3.500%, 05/05/2025 (D)	780	821
Concho Resources
4.375%, 01/15/2025	170	142
4.300%, 08/15/2028	850	734
3.750%, 10/01/2027 (D)	620	526
Conoco Funding
7.250%, 10/15/2031	180	228
ConocoPhillips
5.900%, 10/15/2032 (D)	10	12
5.900%, 05/15/2038	420	482
4.150%, 11/15/2034	280	302
Continental Resources
4.500%, 04/15/2023	490	272
4.375%, 01/15/2028	760	351
3.800%, 06/01/2024	400	206
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	53
Devon Energy
7.875%, 09/30/2031	660	481
5.850%, 12/15/2025	1,213	959
5.600%, 07/15/2041	1,029	633
5.000%, 06/15/2045	922	589
4.750%, 05/15/2042	37	22
Diamondback Energy
5.375%, 05/31/2025	240	177
3.500%, 12/01/2029	270	184
3.250%, 12/01/2026	50	35
Ecopetrol
5.875%, 05/28/2045	1,493	1,323
4.125%, 01/16/2025	203	189
Enbridge
3.125%, 11/15/2029	1,229	1,118
2.500%, 01/15/2025	1,716	1,554
Energy Transfer Operating
8.250%, 11/15/2029	1,490	1,520
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.134%(E)	360	220
6.500%, 02/01/2042	45	41
6.250%, 04/15/2049	130	111
6.125%, 12/15/2045	143	128
5.500%, 06/01/2027	118	103
5.300%, 04/15/2047	245	186
5.250%, 04/15/2029	1,165	966
5.150%, 03/15/2045	414	320
5.000%, 05/15/2050	2,550	1,985
4.950%, 06/15/2028	180	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 05/15/2030	$1,874	$1,444
2.900%, 05/15/2025	600	502
Energy Transfer Partners
6.050%, 06/01/2041	159	138
4.500%, 11/01/2023	690	620
Eni
4.000%, 09/12/2023 (C)	1,940	1,883
Enterprise Products Operating
7.550%, 04/15/2038	40	46
5.700%, 02/15/2042	40	42
4.850%, 03/15/2044	30	31
4.800%, 02/01/2049	60	60
4.200%, 01/31/2050	1,659	1,583
4.150%, 10/16/2028	1,605	1,600
3.950%, 01/31/2060	569	478
3.700%, 01/31/2051	586	517
3.125%, 07/31/2029	628	578
2.800%, 01/31/2030	1,081	971
EOG Resources
4.150%, 01/15/2026 (D)	320	328
3.900%, 04/01/2035 (D)	390	392
EQM Midstream Partners
5.500%, 07/15/2028	80	44
Equinor
3.250%, 11/18/2049	480	472
Equities
3.900%, 10/01/2027 (D)	355	245
Exxon Mobil
4.327%, 03/19/2050	2,190	2,681
4.227%, 03/19/2040	270	316
4.114%, 03/01/2046	533	630
3.482%, 03/19/2030	1,370	1,513
3.095%, 08/16/2049 (D)	1,055	1,068
3.043%, 03/01/2026	660	698
2.992%, 03/19/2025	4,060	4,300
2.726%, 03/01/2023	310	320
2.397%, 03/06/2022	100	101
Halliburton
5.000%, 11/15/2045 (D)	80	62
4.850%, 11/15/2035	60	47
3.800%, 11/15/2025	45	42
3.500%, 08/01/2023	3	3
Hess
7.125%, 03/15/2033	121	97
6.000%, 01/15/2040 (D)	2,816	2,128
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	337
Kinder Morgan
5.550%, 06/01/2045	300	306
5.300%, 12/01/2034	500	481
5.200%, 03/01/2048	690	684
5.050%, 02/15/2046	190	185

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 06/01/2025 (D)	$510	$520
4.300%, 03/01/2028	200	196
3.150%, 01/15/2023	193	188
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	412
3.500%, 03/01/2021	190	188
Marathon Petroleum
4.750%, 12/15/2023	270	256
4.500%, 04/01/2048	322	232
3.625%, 09/15/2024	889	788
MPLX
5.500%, 02/15/2049	522	440
5.200%, 12/01/2047 (C)	138	115
4.875%, 12/01/2024	320	261
4.800%, 02/15/2029	330	291
4.700%, 04/15/2048	430	333
4.500%, 04/15/2038	520	406
4.250%, 12/01/2027 (C)	322	260
National Oilwell Varco
2.600%, 12/01/2022	352	318
Noble Energy
5.250%, 11/15/2043	260	153
5.050%, 11/15/2044	502	310
4.950%, 08/15/2047	891	519
4.200%, 10/15/2049	475	261
3.850%, 01/15/2028	200	141
3.250%, 10/15/2029	50	29
Northwest Pipeline
4.000%, 04/01/2027	219	217
Oasis Petroleum
6.875%, 03/15/2022	40	8
6.875%, 01/15/2023 (D)	40	8
Occidental Petroleum
7.875%, 09/15/2031	610	324
7.500%, 05/01/2031 (D)	870	449
6.950%, 07/01/2024	298	168
6.600%, 03/15/2046	360	168
6.450%, 09/15/2036	595	285
5.550%, 03/15/2026	220	116
4.850%, 03/15/2021	226	190
4.625%, 06/15/2045	280	119
4.500%, 07/15/2044	525	226
4.400%, 04/15/2046	140	59
4.200%, 03/15/2048	170	73
4.100%, 02/15/2047 (D)	580	245
3.500%, 06/15/2025	45	23
3.500%, 08/15/2029 (D)	480	227
3.400%, 04/15/2026 (D)	270	130
3.125%, 02/15/2022	330	241
3.000%, 02/15/2027	350	162
2.900%, 08/15/2024	1,635	895
2.700%, 08/15/2022	460	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 02/15/2023	$129	$76
2.684%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	740	586
2.600%, 08/13/2021	660	519
Ovintiv
6.625%, 08/15/2037 (D)	179	78
6.500%, 02/01/2038 (D)	338	147
Pertamina Persero
6.000%, 05/03/2042 (C)	300	316
Petrobras Global Finance BV
7.375%, 01/17/2027	310	318
6.900%, 03/19/2049	1,550	1,505
6.850%, 06/05/2115	820	775
6.250%, 03/17/2024	1,394	1,379
6.125%, 01/17/2022	45	45
5.750%, 02/01/2029	300	283
5.299%, 01/27/2025	1,278	1,217
Petroleos Mexicanos
7.690%, 01/23/2050 (C)	1,330	918
6.950%, 01/28/2060 (C)	827	554
6.625%, 06/15/2035	1,797	1,232
6.500%, 03/13/2027	135	99
6.375%, 01/23/2045	990	626
6.350%, 02/12/2048	1,427	892
5.950%, 01/28/2031 (C)	1,935	1,342
5.625%, 01/23/2046	480	297
5.500%, 06/27/2044	120	74
4.875%, 01/18/2024	32	25
2.460%, 12/15/2025	1,107	1,139
2.378%, 04/15/2025	558	572
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	91
6.750%, 09/21/2047	2,970	1,935
Plains All American Pipeline
4.900%, 02/15/2045	143	96
4.650%, 10/15/2025	1,485	1,195
3.550%, 12/15/2029	748	511
2.850%, 01/31/2023	250	215
QEP Resources
6.875%, 03/01/2021	130	66
Range Resources
5.875%, 07/01/2022	4	3
5.000%, 03/15/2023 (D)	430	314
4.875%, 05/15/2025	120	71
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	499
4.950%, 07/15/2029 (C)	2,235	1,357
Ruby Pipeline
6.500%, 04/01/2022 (C)	1,286	1,135
Sabine Pass Liquefaction
5.750%, 05/15/2024	2,280	2,111
5.625%, 03/01/2025	1,200	1,101

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2027	$570	$484
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	970	942
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	670	632
Schlumberger Holdings
3.900%, 05/17/2028 (C)(D)	475	441
Schlumberger Investment
3.650%, 12/01/2023	61	61
3.300%, 09/14/2021 (C)	47	48
Shell International Finance BV
4.550%, 08/12/2043	280	325
4.375%, 05/11/2045	470	543
4.125%, 05/11/2035	1,761	2,043
2.875%, 05/10/2026 (D)	900	927
2.125%, 05/11/2020	56	56
2.000%, 11/07/2024 (D)	612	608
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,319
Southern Natural Gas
8.000%, 03/01/2032	170	204
Spectra Energy Partners
5.950%, 09/25/2043	30	33
3.500%, 03/15/2025	815	760
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	643	512
5.350%, 05/15/2045	510	400
5.300%, 04/01/2044	494	388
3.900%, 07/15/2026	750	627
Targa Resources Partners
5.500%, 03/01/2030 (C)	130	100
TC PipeLines
3.900%, 05/25/2027	2,400	2,266
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,375
2.900%, 03/01/2030 (C)	2,361	1,994
TransCanada PipeLines
4.625%, 03/01/2034	1,097	1,053
4.250%, 05/15/2028	524	529
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	68
Western Midstream Operating
5.500%, 08/15/2048	54	21
5.375%, 06/01/2021	25	20
5.300%, 03/01/2048	162	65
5.250%, 02/01/2050	483	200
4.650%, 07/01/2026	40	20
4.500%, 03/01/2028 (D)	60	29
4.050%, 02/01/2030	1,643	715
4.000%, 07/01/2022	35	23
3.100%, 02/01/2025	1,129	576

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.698%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	$130	$69
Williams
7.875%, 09/01/2021	735	736
7.750%, 06/15/2031 (D)	841	894
7.500%, 01/15/2031	100	116
5.750%, 06/24/2044	51	53
5.400%, 03/04/2044	84	74
4.500%, 11/15/2023	45	42
3.900%, 01/15/2025	987	909
3.750%, 06/15/2027	604	553
WPX Energy
8.250%, 08/01/2023	50	37
6.000%, 01/15/2022	10	8
5.250%, 10/15/2027	70	38
4.500%, 01/15/2030	60	33
		120,966
Financials — 9.3%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	361
Aflac
3.600%, 04/01/2030	506	513
Ambac Assurance
5.100%, 06/07/2020 (C)	8	12
Ambac LSNI
6.450%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	33	32
American Express
3.700%, 08/03/2023	381	395
3.400%, 02/27/2023	414	424
2.500%, 08/01/2022	1,825	1,837
American Express Credit MTN
2.375%, 05/26/2020	554	554
American Financial Group
5.250%, 04/02/2030	839	815
American International Group
6.250%, 05/01/2036	100	117
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	976
4.750%, 04/01/2048	830	876
4.500%, 07/16/2044	451	457
4.250%, 03/15/2029	331	339
4.200%, 04/01/2028	634	653
4.125%, 02/15/2024	107	112
3.900%, 04/01/2026	850	875
3.875%, 01/15/2035 (D)	30	28
Aon
6.250%, 09/30/2040	19	25
3.500%, 06/14/2024	65	68
Apollo Management Holdings
5.000%, 03/15/2048 (C)	845	856

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 05/27/2026 (C)	$530	$560
Athene Global Funding
3.000%, 07/01/2022 (C)	791	779
2.950%, 11/12/2026 (C)	1,980	1,899
Athene Holding
4.125%, 01/12/2028	820	741
Avolon Holdings Funding
5.125%, 10/01/2023 (C)	120	104
3.950%, 07/01/2024 (C)	715	576
2.875%, 02/15/2025 (C)(D)	975	756
AXA Equitable Holdings
3.900%, 04/20/2023	770	763
Banco Santander
4.379%, 04/12/2028 (D)	600	606
3.848%, 04/12/2023	600	603
2.968%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	384
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%(E)	30	30
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,315	3,420
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	7,449	7,599
Bank of America MTN
5.000%, 01/21/2044	830	1,055
4.450%, 03/03/2026	847	912
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	805	949
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,699	1,837
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	206
4.200%, 08/26/2024	1,530	1,627
4.183%, 11/25/2027	955	987
4.125%, 01/22/2024	404	427
4.100%, 07/24/2023	340	362
4.083%, 03/20/2051 (B)	5,780	6,616
4.000%, 04/01/2024	1,309	1,387
4.000%, 01/22/2025	2,033	2,140
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,048
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,751	1,832
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	543
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,364	1,395
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	118	123
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	895
3.500%, 04/19/2026	780	828

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 01/11/2023	$1,995	$2,067
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	245
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,352	1,374
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,755	3,765
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	1,787	1,786
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	470	454
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025 (D)	2,808	2,834
2.250%, 04/21/2020	100	100
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	1,945	2,033
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	104
Bank of Nova Scotia
2.000%, 11/15/2022	970	972
1.850%, 04/14/2020	160	160
Banque Federative du Credit Mutuel
2.375%, 11/21/2024 (C)	847	829
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	3,045	3,182
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	556
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	675
BBVA USA
3.875%, 04/10/2025	430	407
Berkshire Hathaway
3.750%, 08/15/2021	450	463
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,395	1,715
4.200%, 08/15/2048	500	587
BGC Partners
3.750%, 10/01/2024	1,015	908
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)(D)	900	993
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,770	1,844
4.625%, 03/13/2027 (C)	200	208
4.400%, 08/14/2028 (C)	1,447	1,543
3.375%, 01/09/2025 (C)	290	288
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	1,895	1,872

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)(D)	$400	$437
3.500%, 03/01/2023 (C)	464	465
3.052%, VAR United States Secured Overnight Financing Rate+1.507%, 01/13/2031 (C)	1,443	1,349
BPCE
5.150%, 07/21/2024 (C)	410	432
Brighthouse Financial
4.700%, 06/22/2047	378	295
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,411
2.250%, 01/28/2025	1,372	1,356
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	565	564
Charles Schwab
4.625%, 03/22/2030	1,080	1,189
4.200%, 03/24/2025	995	1,050
3.250%, 05/22/2029 (D)	939	928
Chubb INA Holdings
3.350%, 05/03/2026 (D)	200	212
3.150%, 03/15/2025 (D)	74	76
2.875%, 11/03/2022 (D)	39	40
2.300%, 11/03/2020	210	210
Citadel
4.875%, 01/15/2027 (C)	660	636
Citibank
2.295%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,324
2.100%, 06/12/2020	1,605	1,602
Citigroup
8.125%, 07/15/2039	1,569	2,461
6.675%, 09/13/2043	70	92
6.625%, 06/15/2032	100	120
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(E)	300	284
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(E)	1,090	1,056
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(E)	360	349
5.500%, 09/13/2025 (D)	950	1,040
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	815	1,014
5.300%, 05/06/2044	225	264
4.750%, 05/18/2046	100	112
4.650%, 07/30/2045	903	1,033
4.650%, 07/23/2048 (D)	1,080	1,298
4.500%, 01/14/2022	380	395
4.450%, 09/29/2027	1,625	1,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	$2,719	$2,987
4.400%, 06/10/2025	1,080	1,129
4.300%, 11/20/2026	240	251
4.125%, 07/25/2028	210	215
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	85
4.050%, 07/30/2022 (D)	70	71
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,860	1,982
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	58
3.700%, 01/12/2026	4,535	4,683
3.500%, 05/15/2023	630	640
3.400%, 05/01/2026 (D)	260	271
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	1,605	1,645
3.300%, 04/27/2025	120	121
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	1,958
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	962	940
CME Group
3.000%, 03/15/2025	51	53
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (C)	284	239
3.610%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.050%, 09/12/2034 (C)	712	644
Cooperatieve Rabobank UA
5.250%, 08/04/2045	310	376
4.625%, 12/01/2023	1,630	1,685
4.375%, 08/04/2025	2,150	2,202
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	31
Credit Agricole
2.375%, 01/22/2025 (C)	1,300	1,270
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	250	252
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)(D)	1,085	1,066
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	2,400	2,458
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	760	722
Danske Bank
5.375%, 01/12/2024 (C)(D)	650	670

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 01/12/2022 (C)	$1,599	$1,642
3.875%, 09/12/2023 (C)	200	198
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	1,768	1,643
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	2,409	2,398
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	205
Discover Bank
4.650%, 09/13/2028	380	378
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,592
7.050%, 07/15/2028 (C)	1,000	1,297
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	2,199
Fifth Third Bank
3.950%, 07/28/2025	339	357
2.875%, 10/01/2021	730	736
First Union Capital II
7.950%, 11/15/2029	495	644
Ford Motor Credit LLC
5.750%, 02/01/2021	140	136
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(E)	10	7
Goldman Sachs Group
6.750%, 10/01/2037	422	559
6.250%, 02/01/2041	1,050	1,413
5.750%, 01/24/2022	110	117
5.250%, 07/27/2021	740	764
5.150%, 05/22/2045	960	1,109
4.750%, 10/21/2045	920	1,091
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	270	282
4.250%, 10/21/2025 (D)	1,120	1,155
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,384
3.850%, 01/26/2027	601	620
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,330	1,374
3.800%, 03/15/2030	3,245	3,379
3.750%, 02/25/2026	560	579
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028 (D)	980	1,006
3.500%, 04/01/2025	4,790	4,896
3.500%, 11/16/2026	1,841	1,868
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,330	4,401
3.200%, 02/23/2023	470	479
2.750%, 09/15/2020	35	35
2.600%, 02/07/2030	770	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
6.000%, 06/15/2020	$1,050	$1,056
4.800%, 07/08/2044	120	134
4.000%, 03/03/2024	1,237	1,293
3.850%, 07/08/2024	330	344
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	877
HSBC Bank
7.650%, 05/01/2025	500	549
4.750%, 01/19/2021 (C)	1,760	1,759
4.125%, 08/12/2020 (C)	100	100
HSBC Bank USA
7.000%, 01/15/2039	275	358
HSBC Holdings
4.950%, 03/31/2030	1,149	1,255
4.875%, 01/14/2022	100	102
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,345	3,545
4.375%, 11/23/2026	345	363
4.300%, 03/08/2026 (D)	1,710	1,816
4.250%, 03/14/2024	510	523
4.250%, 08/18/2025	760	785
4.000%, 03/30/2022	536	548
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,150	1,178
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	625
3.400%, 03/08/2021	1,910	1,920
2.650%, 01/05/2022	200	200
ILFC E-Capital Trust II
3.570%, VAR N/A+1.800%, 12/21/2065 (C)	400	160
Inter-American Development Bank MTN
0.875%, 04/03/2025	1,278	1,286
Intercontinental Exchange
4.000%, 10/15/2023	65	70
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	419
3.125%, 07/14/2022 (C)(D)	600	573
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,272
JPMorgan Chase
8.750%, 09/01/2030	970	1,466
4.950%, 06/01/2045	180	225
4.500%, 01/24/2022	840	877
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	3,070	3,549
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	300	338
4.400%, 07/22/2020	210	210
4.350%, 08/15/2021	160	164

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	$84	$97
4.250%, 10/15/2020	330	334
4.250%, 10/01/2027	720	784
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	800	878
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	722
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	4,550	4,821
3.900%, 07/15/2025	740	788
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	115	132
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	363
3.875%, 02/01/2024	819	877
3.875%, 09/10/2024 (D)	1,540	1,624
3.625%, 05/13/2024	230	240
3.625%, 12/01/2027	230	242
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	331	346
3.250%, 09/23/2022	285	294
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	1,061	1,079
3.200%, 01/25/2023	100	103
3.200%, 06/15/2026	1,210	1,257
2.950%, 10/01/2026	474	489
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,600	1,621
2.700%, 05/18/2023	1,180	1,211
2.310%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,590	1,352
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	1,431	1,424
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	3,315	3,296
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	88
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	547
Liberty Mutual Group
3.951%, 10/15/2050 (C)	74	69
Lincoln National
3.050%, 01/15/2030 (D)	1,101	1,022
Lloyds Banking Group
4.375%, 03/22/2028	925	986
4.344%, 01/09/2048	200	200
4.050%, 08/16/2023	200	206
3.900%, 03/12/2024	800	810
3.100%, 07/06/2021	490	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	$2,915	$2,894
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	1,875	1,849
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	88	81
MassMutual Global Funding II
2.250%, 07/01/2022 (C)	1,268	1,271
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)	796	749
Mercury General
4.400%, 03/15/2027	935	1,013
MetLife
6.400%, 12/15/2036	420	438
5.700%, 06/15/2035	15	17
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)(D)	800	928
Metropolitan Life Global Funding
1.950%, 09/15/2021 (C)	349	351
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	2,056
2.400%, 01/08/2021 (C)	245	244
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	234
2.193%, 02/25/2025	1,517	1,509
Morgan Stanley
5.597%, 03/24/2051 (B)	3,010	4,175
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	340	377
4.100%, 05/22/2023	940	959
4.000%, 07/23/2025	159	168
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	128
3.875%, 04/29/2024	1,685	1,770
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,080	1,138
3.750%, 02/25/2023	725	752
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	4,198	4,391
3.125%, 01/23/2023	1,120	1,147
3.125%, 07/27/2026	190	195
2.750%, 05/19/2022	1,259	1,265
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	982
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	1,546	1,512
2.625%, 11/17/2021	1,066	1,070
2.500%, 04/21/2021	280	281

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.613%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	$2,455	$2,285
MUFG Bank
4.100%, 09/09/2023 (C)	200	208
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	1,428	1,434
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	825
Nationwide Financial Services
3.900%, 11/30/2049 (C)	811	709
Nationwide Mutual Insurance
3.031%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,730
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,073
New York Life Insurance
6.750%, 11/15/2039 (C)	390	529
Nomura Holdings
3.103%, 01/16/2030	2,777	2,616
2.648%, 01/16/2025	1,183	1,158
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	255
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,266	1,111
Ohio National Financial Services
5.550%, 01/24/2030 (C)	625	628
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	500	430
5.250%, 08/15/2022 (C)	2,335	2,110
4.500%, 03/15/2023 (C)	2,070	1,795
Pipeline Funding
7.500%, 01/15/2030 (C)	415	548
PNC Financial Services Group
2.550%, 01/22/2030	1,123	1,086
Prudential Financial MTN
5.625%, 05/12/2041	10	11
4.350%, 02/25/2050	569	569
1.500%, 03/10/2026	1,286	1,207
Raymond James Financial
4.950%, 07/15/2046	650	748
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	486
2.150%, 10/26/2020	420	420
Royal Bank of Scotland Group
6.125%, 12/15/2022	390	403
6.100%, 06/10/2023	550	569
6.000%, 12/19/2023	860	901
5.125%, 05/28/2024	490	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	$200	$212
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024 (D)	830	836
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	520	542
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	220	229
3.875%, 09/12/2023	720	739
Royal Bank of Scotland Group PLC
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	509	471
Santander Holdings USA
4.500%, 07/17/2025	80	82
4.450%, 12/03/2021	1,325	1,352
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	750	785
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	767
2.875%, 08/05/2021	3,255	3,215
Societe Generale
2.625%, 10/16/2024 (C)	383	369
Societe Generale MTN
2.625%, 01/22/2025 (C)	2,078	2,001
Standard Chartered
4.644%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.850%, 04/01/2031 (C)	1,157	1,186
2.819%, VAR ICE LIBOR USD 3 Month+1.209%, 01/30/2026 (C)	1,451	1,375
State Street
3.300%, 12/16/2024	70	72
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (C)	710	726
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (C)	505	517
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (C)	831	839
2.354%, VAR United States Secured Overnight Financing Rate+0.940%, 11/01/2025	1,105	1,081
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	337
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	506
Synchrony Financial
2.850%, 07/25/2022	435	413

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	$124	$172
4.900%, 09/15/2044 (C)	240	273
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	602
1.900%, 12/01/2022	780	779
Truist Bank
4.050%, 11/03/2025 (D)	535	554
2.250%, 03/11/2030	676	618
2.150%, 12/06/2024	962	953
Truist Financial MTN
3.875%, 03/19/2029	60	59
2.500%, 08/01/2024	1,735	1,711
2.200%, 03/16/2023	2,530	2,532
Trust Fibra Uno
6.390%, 01/15/2050 (C)	277	255
UBS MTN
4.500%, 06/26/2048 (C)	200	239
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(C)(E)	1,640	1,542
4.253%, 03/23/2028 (C)	930	975
4.125%, 09/24/2025 (C)	200	208
3.491%, 05/23/2023 (C)	1,650	1,668
2.650%, 02/01/2022 (C)	385	379
UniCredit MTN
6.572%, 01/14/2022 (C)	1,350	1,375
US Bancorp
2.400%, 07/30/2024	1,770	1,769
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
3.150%, 04/26/2021	550	555
2.050%, 01/21/2025	1,164	1,155
Validus Holdings
8.875%, 01/26/2040	905	1,322
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(E)	2,790	2,706
WEA Finance
4.750%, 09/17/2044 (C)	230	211
3.750%, 09/17/2024 (C)	990	943
Wells Fargo
5.375%, 11/02/2043	400	469
3.000%, 10/23/2026	1,030	1,053
Wells Fargo MTN
5.013%, 04/04/2051 (B)	13,091	16,715
4.900%, 11/17/2045	909	1,036
4.750%, 12/07/2046	1,075	1,188
4.650%, 11/04/2044	261	286
4.600%, 04/01/2021	160	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	$2,870	$3,249
4.400%, 06/14/2046	1,370	1,471
4.300%, 07/22/2027	2,310	2,461
4.150%, 01/24/2029 (D)	1,010	1,105
4.125%, 08/15/2023 (D)	900	926
3.750%, 01/24/2024 (D)	250	264
3.500%, 03/08/2022	430	438
3.450%, 02/13/2023	660	677
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,597
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	270	267
2.625%, 07/22/2022	2,160	2,167
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	1,005	990
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	3,796	3,719
Westpac Banking
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, 07/24/2034	302	293
2.600%, 11/23/2020	500	501
2.300%, 05/26/2020	50	50
		387,813
Health Care — 4.0%
Abbott Laboratories
4.900%, 11/30/2046	470	641
4.750%, 11/30/2036 (D)	260	331
3.750%, 11/30/2026 (D)	1,894	2,114
AbbVie
4.875%, 11/14/2048	300	348
4.500%, 05/14/2035	715	811
4.450%, 05/14/2046	562	596
4.400%, 11/06/2042	1,500	1,665
4.250%, 11/14/2028	335	356
4.250%, 11/21/2049 (C)	5,355	5,689
4.050%, 11/21/2039 (C)	967	995
3.750%, 11/14/2023	77	80
3.600%, 05/14/2025	770	808
3.200%, 11/06/2022	44	45
3.200%, 11/21/2029 (C)	2,463	2,473
2.950%, 11/21/2026 (C)	1,029	1,034
2.900%, 11/06/2022	924	934
2.600%, 11/21/2024 (C)	3,003	3,032
2.500%, 05/14/2020	1,256	1,256
2.300%, 11/21/2022 (C)	4,599	4,603
Aetna
3.875%, 08/15/2047	355	363
2.800%, 06/15/2023	2,650	2,654

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allergan Finance
4.625%, 10/01/2042	$38	$48
3.250%, 10/01/2022	513	514
Allergan Funding SCS
3.850%, 06/15/2024 (D)	500	524
3.800%, 03/15/2025	3,480	3,563
3.450%, 03/15/2022	370	384
Allergan Sales
5.000%, 12/15/2021 (C)	535	554
Amgen
5.150%, 11/15/2041	660	690
4.663%, 06/15/2051	1,146	1,441
4.400%, 05/01/2045	2,232	2,620
3.625%, 05/22/2024	130	136
2.125%, 05/01/2020	110	110
Anthem
4.625%, 05/15/2042	41	45
3.650%, 12/01/2027	220	227
3.500%, 08/15/2024	590	605
3.350%, 12/01/2024	1,425	1,451
3.125%, 05/15/2022	468	476
2.950%, 12/01/2022 (D)	661	676
AstraZeneca
3.500%, 08/17/2023	805	848
Baxalta
3.600%, 06/23/2022	546	553
Baxter International
3.950%, 04/01/2030 (C)	425	456
Bayer US Finance
3.375%, 10/08/2024 (C)	2,300	2,360
Bayer US Finance II
4.875%, 06/25/2048 (C)	2,155	2,481
4.700%, 07/15/2064 (C)	210	205
4.625%, 06/25/2038 (C)	420	434
4.375%, 12/15/2028 (C)	4,240	4,528
4.250%, 12/15/2025 (C)	845	878
3.875%, 12/15/2023 (C)	115	118
3.500%, 06/25/2021 (C)	630	631
Becton Dickinson
4.685%, 12/15/2044	301	316
3.734%, 12/15/2024	1,922	1,970
3.700%, 06/06/2027 (D)	289	292
3.363%, 06/06/2024	2,041	2,040
3.250%, 11/12/2020	600	600
2.404%, 06/05/2020	1,375	1,371
2.250%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	726	702
Biogen
5.200%, 09/15/2045	120	155
3.625%, 09/15/2022	430	442
Boston Scientific
3.750%, 03/01/2026	846	887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
5.250%, 08/15/2043 (C)	$40	$54
5.000%, 08/15/2045 (C)	230	308
4.550%, 02/20/2048 (C)	166	210
4.350%, 11/15/2047 (C)	213	268
4.250%, 10/26/2049 (C)	443	555
4.125%, 06/15/2039 (C)	85	102
3.900%, 02/20/2028 (C)	334	371
3.875%, 08/15/2025 (C)	790	905
3.550%, 08/15/2022 (C)	360	379
3.450%, 11/15/2027 (C)	487	518
3.400%, 07/26/2029 (C)	1,379	1,522
3.200%, 06/15/2026 (C)	1,452	1,541
2.900%, 07/26/2024 (C)	2,680	2,840
2.875%, 02/19/2021 (C)	406	414
2.750%, 02/15/2023 (C)	1,476	1,526
2.600%, 05/16/2022 (C)	1,980	2,023
2.250%, 08/15/2021 (C)	420	422
Centene
3.375%, 02/15/2030 (C)	460	428
Cigna
4.900%, 12/15/2048	2,150	2,580
4.375%, 10/15/2028	730	783
4.125%, 11/15/2025	290	310
3.875%, 10/15/2047 (C)	716	716
3.750%, 07/15/2023	1,300	1,337
3.400%, 09/17/2021	1,123	1,144
3.400%, 03/01/2027 (C)	1,502	1,520
3.400%, 03/15/2050	708	668
3.200%, 09/17/2020	320	320
3.050%, 10/15/2027 (C)	1,745	1,731
2.400%, 03/15/2030	2,418	2,290
CommonSpirit Health
4.350%, 11/01/2042	480	470
4.187%, 10/01/2049	635	596
CVS Health
5.125%, 07/20/2045	1,611	1,854
5.050%, 03/25/2048	4,945	5,650
4.780%, 03/25/2038	923	1,021
4.300%, 03/25/2028	3,690	3,947
4.250%, 04/01/2050	30	31
4.125%, 04/01/2040	160	162
4.100%, 03/25/2025	1,277	1,351
4.000%, 12/05/2023	492	519
3.875%, 07/20/2025 (D)	515	541
3.750%, 04/01/2030	1,483	1,527
3.700%, 03/09/2023	2,281	2,369
3.625%, 04/01/2027	1,343	1,366
3.500%, 07/20/2022	160	164
3.350%, 03/09/2021	112	113
3.250%, 08/15/2029	830	808
3.000%, 08/15/2026 (D)	364	368

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 12/01/2022	$510	$514
2.625%, 08/15/2024 (D)	1,433	1,453
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	74	85
Danaher
3.350%, 09/15/2025 (D)	680	710
DH Europe Finance II Sarl
3.400%, 11/15/2049	281	273
2.600%, 11/15/2029	1,161	1,128
2.200%, 11/15/2024	923	897
2.050%, 11/15/2022	539	529
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	176
Gilead Sciences
5.650%, 12/01/2041	35	48
4.750%, 03/01/2046	380	485
4.500%, 02/01/2045	10	12
3.700%, 04/01/2024	410	430
3.650%, 03/01/2026 (D)	460	497
3.250%, 09/01/2022	670	685
2.550%, 09/01/2020	130	130
GlaxoSmithKline Capital
3.000%, 06/01/2024	310	323
2.850%, 05/08/2022	30	31
HCA
5.625%, 09/01/2028	50	52
5.500%, 06/15/2047	60	65
5.250%, 04/15/2025	820	860
5.250%, 06/15/2026	30	31
5.250%, 06/15/2049	2,150	2,292
5.125%, 06/15/2039	760	784
5.000%, 03/15/2024	1,390	1,439
4.500%, 02/15/2027	20	21
Humana
4.950%, 10/01/2044	60	68
4.800%, 03/15/2047 (D)	30	33
4.625%, 12/01/2042	170	187
3.950%, 03/15/2027	70	71
3.850%, 10/01/2024	1,470	1,495
3.150%, 12/01/2022	560	559
2.900%, 12/15/2022	750	746
2.500%, 12/15/2020	1,015	1,010
Johnson & Johnson
3.700%, 03/01/2046	170	205
3.625%, 03/03/2037	260	293
3.500%, 01/15/2048 (D)	92	112
3.400%, 01/15/2038	173	197
2.625%, 01/15/2025	86	92
Medtronic
4.625%, 03/15/2045	9	12
3.500%, 03/15/2025	343	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
3.700%, 02/10/2045	$235	$278
2.400%, 09/15/2022	29	30
Mylan
3.950%, 06/15/2026	620	612
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	726
Novartis Capital
2.200%, 08/14/2030	2,149	2,200
2.000%, 02/14/2027	630	635
Partners Healthcare System
3.342%, 07/01/2060	1,170	1,168
3.192%, 07/01/2049	115	114
Pfizer
4.000%, 12/15/2036	815	931
3.000%, 12/15/2026	172	185
2.800%, 03/11/2022	324	331
2.625%, 04/01/2030	1,140	1,199
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,141
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026 (D)	880	890
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,442	2,460
Takeda Pharmaceutical
4.400%, 11/26/2023	2,103	2,214
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	680	649
2.950%, 12/18/2022	190	174
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	120	115
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (C)	600	594
3.150%, 10/01/2026	110	93
2.800%, 07/21/2023	630	575
2.200%, 07/21/2021	750	716
Thermo Fisher Scientific
4.497%, 03/25/2030	1,088	1,223
4.133%, 03/25/2025	747	799
UnitedHealth Group
5.800%, 03/15/2036	280	365
4.750%, 07/15/2045	1,150	1,464
4.625%, 07/15/2035	523	622
4.250%, 04/15/2047	450	530
3.875%, 10/15/2020	710	713
3.875%, 12/15/2028	170	191
3.875%, 08/15/2059	1,247	1,370
3.750%, 07/15/2025	70	76
3.750%, 10/15/2047	281	310
3.700%, 12/15/2025	364	392
3.700%, 08/15/2049 (D)	150	166

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2024	$340	$360
3.500%, 08/15/2039	118	127
3.375%, 11/15/2021	75	77
3.350%, 07/15/2022	28	29
2.875%, 12/15/2021 (D)	290	296
2.875%, 03/15/2023	50	52
2.875%, 08/15/2029	276	289
2.700%, 07/15/2020	440	440
2.375%, 08/15/2024	597	611
Wyeth
5.950%, 04/01/2037	470	666
Zimmer Biomet Holdings
1.802%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,482
		167,880
Industrials — 2.7%
3M
3.700%, 04/15/2050	270	305
3.250%, 08/26/2049	220	222
3.050%, 04/15/2030	90	94
2.375%, 08/26/2029 (D)	390	391
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,250	1,155
4.875%, 01/16/2024 (D)	1,500	1,290
4.625%, 07/01/2022	210	175
4.500%, 05/15/2021	2,140	1,963
3.950%, 02/01/2022	855	775
3.875%, 01/23/2028	345	263
3.650%, 07/21/2027	650	503
3.500%, 01/15/2025	232	188
Air Lease
3.625%, 04/01/2027	221	186
3.625%, 12/01/2027	216	180
3.500%, 01/15/2022	1,110	1,003
3.250%, 03/01/2025	1,645	1,289
Air Lease MTN
2.300%, 02/01/2025	355	271
American Airlines Pass-Through Trust
3.500%, 02/15/2032	610	506
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	120	102
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,177
Boeing
3.900%, 05/01/2049	279	252
3.750%, 02/01/2050	250	228
3.625%, 03/01/2048	23	20
3.550%, 03/01/2038	196	172
3.500%, 03/01/2039	351	321
3.250%, 02/01/2035	1,210	1,046
3.200%, 03/01/2029	490	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 05/01/2026 (D)	$160	$147
2.800%, 03/01/2027	190	169
2.700%, 02/01/2027	540	495
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	125
5.400%, 06/01/2041	50	63
4.150%, 12/15/2048	150	172
4.050%, 06/15/2048	124	144
3.450%, 09/15/2021	91	92
Canadian Pacific Railway
6.125%, 09/15/2115	44	58
Carrier Global
3.577%, 04/05/2050 (C)	380	326
3.377%, 04/05/2040 (C)	230	202
2.722%, 02/15/2030 (C)	1,341	1,236
2.493%, 02/15/2027 (C)	764	729
2.242%, 02/15/2025 (C)	2,144	2,083
1.923%, 02/15/2023 (C)	160	158
Caterpillar
3.400%, 05/15/2024	205	215
Caterpillar Financial Services MTN
2.850%, 05/17/2024	170	174
2.750%, 08/20/2021	1,025	1,032
Cintas No. 2
3.700%, 04/01/2027 (D)	400	411
2.900%, 04/01/2022	400	400
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	63	59
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,631	1,672
Crowley Conro
4.181%, 08/15/2043	475	597
CSX
4.750%, 11/15/2048	234	269
4.300%, 03/01/2048	45	49
2.400%, 02/15/2030	103	101
DAE Funding
5.750%, 11/15/2023 (C)	70	65
Deere
3.750%, 04/15/2050	609	695
3.100%, 04/15/2030	610	646
2.750%, 04/15/2025	680	702
Delta Air Lines
4.375%, 04/19/2028	153	123
3.800%, 04/19/2023	241	226
Delta Air Lines Pass Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	4,000	3,638

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	$381	$401
DP World MTN
5.625%, 09/25/2048 (C)	990	827
Eaton
7.625%, 04/01/2024	75	85
4.150%, 11/02/2042	140	155
2.750%, 11/02/2022	900	899
Equifax
3.950%, 06/15/2023	1,612	1,627
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	5,648	6,027
2.342%, 11/15/2020	5,680	5,584
General Dynamics
4.250%, 04/01/2040	141	168
4.250%, 04/01/2050	202	254
3.625%, 04/01/2030	1,889	2,100
3.250%, 04/01/2025	407	431
General Electric
2.700%, 10/09/2022	359	349
General Electric MTN
6.875%, 01/10/2039	1,216	1,504
6.750%, 03/15/2032	1,335	1,585
6.150%, 08/07/2037	394	449
5.875%, 01/14/2038	3,534	4,072
5.300%, 02/11/2021	293	297
4.650%, 10/17/2021	515	524
4.625%, 01/07/2021	2,515	2,522
4.375%, 09/16/2020 (D)	40	40
3.100%, 01/09/2023 (D)	119	120
2.172%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,968
IHS Markit
5.000%, 11/01/2022 (C)	750	788
4.750%, 02/15/2025 (C)	355	364
4.750%, 08/01/2028	1,215	1,272
International Lease Finance
8.625%, 01/15/2022	180	179
John Deere Capital MTN
1.750%, 03/09/2027	476	458
1.200%, 04/06/2023	794	777
L3Harris Technologies
5.054%, 04/27/2045	270	298
4.854%, 04/27/2035	80	87
Lockheed Martin
4.500%, 05/15/2036	90	95
4.070%, 12/15/2042	168	194
3.550%, 01/15/2026	1,190	1,275
3.100%, 01/15/2023	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northrop Grumman
5.250%, 05/01/2050	$1,640	$2,218
5.150%, 05/01/2040	510	647
4.400%, 05/01/2030	510	592
4.030%, 10/15/2047	1,060	1,217
3.250%, 08/01/2023 (D)	1,700	1,741
3.250%, 01/15/2028	1,683	1,749
2.930%, 01/15/2025	858	871
2.550%, 10/15/2022	1,367	1,367
Otis Worldwide
3.362%, 02/15/2050 (C)	107	104
3.112%, 02/15/2040 (C)	71	67
2.565%, 02/15/2030 (C)	2,347	2,281
2.293%, 04/05/2027 (C)	592	566
2.056%, 04/05/2025 (C)	2,308	2,256
Parker-Hannifin
2.700%, 06/14/2024 (D)	400	398
Prime Security Services Borrower
5.750%, 04/15/2026 (C)(D)	320	314
Raytheon
3.125%, 10/15/2020	430	432
Republic Services
3.950%, 05/15/2028	335	362
2.500%, 08/15/2024	635	640
Union Pacific
4.300%, 03/01/2049	90	102
3.950%, 09/10/2028	2,780	2,982
3.839%, 03/20/2060 (C)	1,030	1,075
3.750%, 07/15/2025	340	365
3.750%, 02/05/2070	385	397
3.250%, 02/05/2050	2,054	2,042
3.150%, 03/01/2024 (D)	285	296
2.950%, 03/01/2022	597	608
2.400%, 02/05/2030	660	641
2.150%, 02/05/2027	535	522
United Parcel Service
5.300%, 04/01/2050	480	629
5.200%, 04/01/2040	240	294
United Rentals North America
6.500%, 12/15/2026	80	81
5.500%, 07/15/2025	150	147
4.875%, 01/15/2028	150	146
3.875%, 11/15/2027	100	95
United Technologies
4.625%, 11/16/2048 (D)	51	60
4.500%, 06/01/2042	170	196
4.450%, 11/16/2038	504	574
4.150%, 05/15/2045	59	64
4.125%, 11/16/2028	280	307
3.950%, 08/16/2025 (D)	1,950	2,129
3.650%, 08/16/2023	215	226

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	$590	$584
Waste Management
4.600%, 03/01/2021	90	90
4.150%, 07/15/2049	210	241
4.000%, 07/15/2039	60	65
3.500%, 05/15/2024	370	384
3.450%, 06/15/2029	280	287
3.200%, 06/15/2026	645	671
		104,749
Information Technology — 1.9%
Adobe
2.300%, 02/01/2030	1,199	1,201
2.150%, 02/01/2027	685	694
1.900%, 02/01/2025 (D)	343	346
Apple
4.650%, 02/23/2046	270	358
4.375%, 05/13/2045	360	458
4.250%, 02/09/2047	457	585
3.850%, 05/04/2043	530	630
3.450%, 02/09/2045	31	35
3.200%, 05/13/2025	293	318
3.200%, 05/11/2027	1,469	1,589
2.950%, 09/11/2049	69	73
2.850%, 05/06/2021	113	114
2.850%, 02/23/2023	108	113
2.750%, 01/13/2025	315	332
2.450%, 08/04/2026 (D)	1,410	1,477
2.300%, 05/11/2022	310	318
2.150%, 02/09/2022	82	84
2.050%, 09/11/2026	1,083	1,110
2.000%, 11/13/2020	500	502
1.800%, 09/11/2024	902	918
1.550%, 08/04/2021	20	20
Avnet
3.750%, 12/01/2021	1,000	1,019
Broadcom
4.250%, 04/15/2026 (C)	579	569
3.875%, 01/15/2027	1,558	1,488
3.625%, 01/15/2024	1,940	1,906
3.125%, 04/15/2021 (C)	1,135	1,123
3.125%, 10/15/2022 (C)	500	495
3.000%, 01/15/2022	2,945	2,912
Dell International
8.350%, 07/15/2046 (C)	875	1,039
6.020%, 06/15/2026 (C)	39	40
4.420%, 06/15/2021 (C)	2,775	2,774
Fiserv
4.400%, 07/01/2049	306	324
4.200%, 10/01/2028	59	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 07/01/2029	$903	$939
3.200%, 07/01/2026	564	583
Intel
4.950%, 03/25/2060	556	768
4.750%, 03/25/2050	7,242	9,725
4.600%, 03/25/2040	552	676
3.700%, 07/29/2025 (D)	223	246
3.400%, 03/25/2025	829	904
3.300%, 10/01/2021	35	37
3.250%, 11/15/2049	930	1,001
3.100%, 07/29/2022	35	36
3.100%, 02/15/2060	225	237
2.700%, 12/15/2022	310	324
2.450%, 11/15/2029	1,068	1,094
International Business Machines
4.150%, 05/15/2039	259	290
3.300%, 05/15/2026	196	209
3.000%, 05/15/2024	1,510	1,591
KLA
3.300%, 03/01/2050	809	758
Marvell Technology Group
4.200%, 06/22/2023	810	828
Mastercard
3.850%, 03/26/2050	1,220	1,495
3.375%, 04/01/2024 (D)	250	264
3.350%, 03/26/2030	1,138	1,260
3.300%, 03/26/2027	332	362
Micron Technology
4.663%, 02/15/2030 (D)	447	467
Microsoft
4.750%, 11/03/2055	43	61
4.250%, 02/06/2047	310	399
4.100%, 02/06/2037	1,085	1,308
4.000%, 02/12/2055	574	730
3.950%, 08/08/2056	240	302
3.750%, 02/12/2045	130	156
3.700%, 08/08/2046	337	405
3.625%, 12/15/2023 (D)	89	97
3.500%, 02/12/2035	1,012	1,190
3.450%, 08/08/2036 (D)	30	33
3.300%, 02/06/2027	1,550	1,720
2.875%, 02/06/2024	1,208	1,285
2.700%, 02/12/2025	250	269
2.400%, 02/06/2022	600	617
2.400%, 08/08/2026	1,700	1,805
2.375%, 02/12/2022	20	21
2.375%, 05/01/2023 (D)	20	21
1.550%, 08/08/2021	400	403
NVIDIA
3.700%, 04/01/2060	170	190
3.500%, 04/01/2040	766	813
3.500%, 04/01/2050	1,649	1,793

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 04/01/2030	$2,585	$2,698
NXP BV
4.300%, 06/18/2029 (C)	113	116
3.875%, 06/18/2026 (C)	984	957
Oracle
4.000%, 11/15/2047	519	569
3.900%, 05/15/2035	1,720	1,859
3.850%, 04/01/2060	549	553
3.800%, 11/15/2037	244	251
3.600%, 04/01/2040	1,040	1,040
2.950%, 11/15/2024	554	581
2.950%, 04/01/2030	1,040	1,047
2.800%, 04/01/2027	995	1,010
2.625%, 02/15/2023	447	459
2.500%, 04/01/2025	835	843
Prosus
4.850%, 07/06/2027 (C)	550	525
QUALCOMM
2.600%, 01/30/2023	910	930
salesforce.com
3.700%, 04/11/2028	670	742
3.250%, 04/11/2023	480	499
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	603
Texas Instruments
4.150%, 05/15/2048	300	367
1.375%, 03/12/2025	793	787
Visa
4.300%, 12/14/2045	690	869
3.650%, 09/15/2047	235	267
3.150%, 12/14/2025	1,410	1,536
2.800%, 12/14/2022	40	42
2.200%, 12/14/2020	80	80
1.900%, 04/15/2027	755	753
		82,723
Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	584
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	262
6.125%, 05/15/2028 (C)	200	182
Amcor Finance USA
4.500%, 05/15/2028 (C)(D)	360	424
3.625%, 04/28/2026 (C)	2,425	2,520
Anglo American Capital
4.750%, 04/10/2027 (C)	720	703
4.000%, 09/11/2027 (C)	200	189
3.750%, 04/10/2022 (C)	280	273
3.625%, 09/11/2024 (C)	710	668
ArcelorMittal
7.000%, 10/15/2039	120	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 06/01/2025 (D)	$670	$663
4.550%, 03/11/2026	330	296
3.600%, 07/16/2024	600	547
Barrick
5.250%, 04/01/2042	80	94
Barrick North America Finance
5.750%, 05/01/2043	449	575
5.700%, 05/30/2041	922	1,135
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	830	880
5.000%, 09/30/2043	410	530
4.125%, 02/24/2042	40	48
2.875%, 02/24/2022	50	48
Dow Chemical
5.250%, 11/15/2041	25	25
4.800%, 05/15/2049	360	372
DuPont de Nemours
5.319%, 11/15/2038	47	53
4.493%, 11/15/2025 (D)	2,411	2,597
4.205%, 11/15/2023 (D)	893	940
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	480	456
Freeport-McMoRan
5.450%, 03/15/2043	495	443
4.550%, 11/14/2024	40	38
3.875%, 03/15/2023	20	19
3.550%, 03/01/2022	347	335
Glencore Funding
4.125%, 05/30/2023 (C)(D)	200	184
4.125%, 03/12/2024 (C)	1,390	1,278
4.000%, 03/27/2027 (C)	1,220	1,112
3.875%, 10/27/2027 (C)	300	268
3.000%, 10/27/2022 (C)	30	27
2.875%, 04/16/2020 (C)	140	140
Huntsman International
5.125%, 11/15/2022	273	280
4.500%, 05/01/2029	321	274
Industrias Penoles
4.150%, 09/12/2029 (C)	1,005	887
International Flavors & Fragrances
5.000%, 09/26/2048	1,720	1,755
LyondellBasell Industries
5.750%, 04/15/2024	200	225
Minera Mexico
4.500%, 01/26/2050 (C)	329	276
Mosaic
5.625%, 11/15/2043	77	68
5.450%, 11/15/2033	315	305
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	970	928

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newmont
2.250%, 10/01/2030	$540	$502
Nutrien
5.000%, 04/01/2049	297	358
OCP
4.500%, 10/22/2025 (C)	400	378
Packaging Corp of America
3.000%, 12/15/2029	294	289
Southern Copper
5.250%, 11/08/2042	2,030	2,054
Steel Dynamics
2.800%, 12/15/2024	348	324
Syngenta Finance
3.933%, 04/23/2021 (C)	650	612
Teck Resources
6.250%, 07/15/2041	508	439
6.000%, 08/15/2040	30	26
Vale Overseas
6.875%, 11/21/2036	874	971
6.250%, 08/10/2026	32	34
WestRock RKT
4.000%, 03/01/2023	70	67
WRKCo
4.900%, 03/15/2029 (D)	385	414
3.000%, 09/15/2024 (D)	750	729
		31,225
Real Estate — 0.7%
Alexandria Real Estate Equities
4.900%, 12/15/2030	332	360
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,361
3.625%, 11/15/2027	745	743
3.300%, 07/15/2026	1,495	1,474
American Tower
3.950%, 03/15/2029	180	187
3.800%, 08/15/2029	329	333
AvalonBay Communities MTN
4.350%, 04/15/2048	110	116
Boston Properties
3.800%, 02/01/2024	1,250	1,269
3.400%, 06/21/2029	720	692
Brandywine Operating Partnership
3.950%, 11/15/2027	17	16
CubeSmart
4.375%, 02/15/2029	365	379
CyrusOne
2.900%, 11/15/2024	1,250	1,193
Digital Realty Trust
3.625%, 10/01/2022	1,260	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinix
3.200%, 11/18/2029	$380	$353
2.900%, 11/18/2026	950	870
2.625%, 11/18/2024	950	906
ERP Operating
4.625%, 12/15/2021 (D)	64	65
GLP Capital
5.375%, 04/15/2026	2,615	2,318
5.300%, 01/15/2029	1,536	1,314
5.250%, 06/01/2025	565	523
4.000%, 01/15/2030	715	601
3.350%, 09/01/2024 (D)	125	111
Healthcare Realty Trust
3.875%, 05/01/2025	200	209
3.750%, 04/15/2023	1,400	1,398
Healthpeak Properties
4.250%, 11/15/2023	976	922
4.200%, 03/01/2024	765	767
3.150%, 08/01/2022	1,000	1,001
Life Storage
3.875%, 12/15/2027	915	822
Mid-America Apartments
4.300%, 10/15/2023	346	344
4.000%, 11/15/2025	414	431
3.950%, 03/15/2029	340	347
3.750%, 06/15/2024 (D)	791	779
3.600%, 06/01/2027	49	49
Prologis
3.000%, 04/15/2050	115	99
Regency Centers
2.950%, 09/15/2029	735	692
Sabra Health Care
3.900%, 10/15/2029	715	639
Simon Property Group
2.450%, 09/13/2029	1,020	925
2.000%, 09/13/2024	355	342
Spirit Realty
3.400%, 01/15/2030	407	350
STORE Capital
4.625%, 03/15/2029	250	237
4.500%, 03/15/2028	1,272	1,269
UDR
3.000%, 08/15/2031	520	497
Ventas Realty
4.750%, 11/15/2030	675	661
3.850%, 04/01/2027	500	486
Welltower
4.500%, 01/15/2024	102	105
3.750%, 03/15/2023	500	504
		30,345

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	$500	$656
Alabama Power
3.700%, 12/01/2047	1,810	1,885
3.450%, 10/01/2049	676	687
Berkshire Hathaway Energy
4.050%, 04/15/2025 (C)	336	364
3.750%, 11/15/2023	156	163
3.700%, 07/15/2030 (C)	759	814
Black Hills
3.875%, 10/15/2049	304	259
3.050%, 10/15/2029	1,093	1,037
Boston Gas
4.487%, 02/15/2042 (C)	35	36
Carolina Power & Light
2.800%, 05/15/2022	25	25
CenterPoint Energy
3.600%, 11/01/2021	595	594
2.950%, 03/01/2030	320	303
2.500%, 09/01/2022	69	67
2.500%, 09/01/2024	736	716
CenterPoint Energy Resources
4.100%, 09/01/2047	330	342
Cleco Power
6.000%, 12/01/2040	700	895
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	222
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,702
4.450%, 03/15/2044	1,500	1,659
3.950%, 04/01/2050	130	137
3.350%, 04/01/2030	180	185
Dominion Energy
3.300%, 03/15/2025	1,610	1,629
3.071%, 08/15/2024	980	977
2.000%, 08/15/2021	476	473
DTE Electric
2.950%, 03/01/2050	1,012	943
2.250%, 03/01/2030	710	686
DTE Energy
3.800%, 03/15/2027	159	162
2.600%, 06/15/2022	343	335
2.529%, 10/01/2024	1,397	1,357
Duke Energy
4.200%, 06/15/2049	224	225
3.550%, 09/15/2021	76	77
3.150%, 08/15/2027	280	276
2.650%, 09/01/2026	441	438
2.400%, 08/15/2022 (D)	340	339
1.800%, 09/01/2021	891	883

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
4.300%, 06/15/2020	$39	$39
4.250%, 12/15/2041	628	711
4.000%, 09/30/2042	1,000	1,125
Duke Energy Florida
3.850%, 11/15/2042	380	416
3.200%, 01/15/2027	1,080	1,121
Duke Energy Indiana
4.200%, 03/15/2042	30	33
3.750%, 07/15/2020	52	52
2.750%, 04/01/2050	280	263
Duke Energy Progress
4.100%, 05/15/2042	425	490
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,950	1,992
Edison International
5.750%, 06/15/2027 (D)	505	524
4.125%, 03/15/2028	2	2
Enel Finance International
4.875%, 06/14/2029 (C)	284	309
4.625%, 09/14/2025 (C)	1,771	1,880
Entergy
5.125%, 09/15/2020	400	400
Evergy
2.900%, 09/15/2029	679	642
2.450%, 09/15/2024	639	627
Evergy Metro
5.300%, 10/01/2041	100	120
Eversource Energy
2.900%, 10/01/2024	1,610	1,523
Exelon
5.625%, 06/15/2035	760	872
4.700%, 04/15/2050	404	416
4.050%, 04/15/2030	897	906
3.950%, 06/15/2025	375	377
2.850%, 06/15/2020	1,090	1,090
FirstEnergy
4.250%, 03/15/2023	1,198	1,224
3.900%, 07/15/2027	1,548	1,572
2.850%, 07/15/2022	150	146
2.650%, 03/01/2030	360	336
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	4,801
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	39
Indiana Michigan Power
4.550%, 03/15/2046	325	363
Interstate Power & Light
3.500%, 09/30/2049	252	228
ITC Holdings
4.050%, 07/01/2023	1,152	1,180
3.650%, 06/15/2024	633	643

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 11/15/2022	$680	$674
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	747
4.300%, 01/15/2026 (C)	297	321
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	2,903
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,037
Metropolitan Edison
4.300%, 01/15/2029 (C)	534	557
3.500%, 03/15/2023 (C)	2,775	2,889
MidAmerican Energy
4.800%, 09/15/2043	830	901
3.650%, 08/01/2048	359	385
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	826	868
Mississippi Power
4.250%, 03/15/2042	498	475
3.950%, 03/30/2028	830	853
NiSource
5.800%, 02/01/2042	149	166
4.375%, 05/15/2047	342	346
2.650%, 11/17/2022	600	605
Oncor Electric Delivery
4.550%, 12/01/2041	690	791
3.700%, 05/15/2050 (C)	348	407
2.750%, 05/15/2030 (C)	1,728	1,795
PECO Energy
4.150%, 10/01/2044	1,140	1,265
Pennsylvania Electric
5.200%, 04/01/2020	200	200
3.250%, 03/15/2028 (C)	283	269
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	540
PPL Capital Funding
5.000%, 03/15/2044 (D)	453	484
3.400%, 06/01/2023	99	102
3.100%, 05/15/2026 (D)	821	835
Progress Energy
3.150%, 04/01/2022	280	283
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,545	1,666
Public Service of New Hampshire
3.500%, 11/01/2023	515	550
Sempra Energy
3.800%, 02/01/2038	161	151
2.900%, 02/01/2023 (D)	480	477
Southern California Edison
4.650%, 10/01/2043	164	180
4.125%, 03/01/2048	977	1,042
4.050%, 03/15/2042	5	5
3.700%, 08/01/2025	99	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.650%, 02/01/2050	$425	$412
2.850%, 08/01/2029 (D)	344	331
Southern California Gas
2.600%, 06/15/2026	194	192
2.550%, 02/01/2030	1,664	1,659
Southern Gas Capital
4.400%, 05/30/2047	500	495
Southwestern Public Service
3.750%, 06/15/2049	955	1,000
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	237	248
Union Electric
2.950%, 03/15/2030	2,113	2,177
Virginia Electric & Power
4.650%, 08/15/2043 (D)	585	677
2.950%, 01/15/2022	330	333
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,410
3.550%, 07/15/2024 (C)	1,045	982
Xcel Energy
3.500%, 12/01/2049	165	145
		82,942

Total Corporate Obligations (Cost $1,283,585) ($ Thousands)		1,292,063

U.S. TREASURY OBLIGATIONS — 13.8%
U.S. Treasury Bills
1.553%, 04/21/2020 (A)	34,410	34,409
1.539%, 04/16/2020 (A)	10,875	10,875
1.536%, 07/16/2020 (A)	7,700	7,698
1.522%, 07/09/2020 (A)	6,275	6,274
0.225%, 09/10/2020 (A)	2,673	2,671
U.S. Treasury Bonds
3.750%, 11/15/2043	3,120	4,697
3.125%, 08/15/2044	5,393	7,444
3.125%, 05/15/2048	59	84
3.000%, 05/15/2045	5,609	7,640
3.000%, 02/15/2049	130	181
2.875%, 05/15/2043	1,961	2,588
2.875%, 05/15/2049	150	205
2.750%, 11/15/2042	6,706	8,674
2.750%, 08/15/2047	2,120	2,809
2.500%, 02/15/2045	28,869	36,096
2.500%, 02/15/2046	5,310	6,694
2.500%, 05/15/2046	5,092	6,424
2.375%, 11/15/2049	24,058	29,973
2.293%, 05/15/2049 (A)	5,380	3,545
2.250%, 08/15/2046	3,529	4,260
2.250%, 08/15/2049	24,725	30,121
2.000%, 02/15/2050	40,458	46,870

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	$3,398	$4,356
1.000%, 02/15/2046	2,428	2,951
1.000%, 02/15/2048	4,289	5,280
1.000%, 02/15/2049	14,069	17,050
0.750%, 02/15/2042	2,477	2,774
0.250%, 07/15/2029	14,918	15,489
0.250%, 02/15/2050	23,744	24,470
0.125%, 07/15/2024	1,928	1,933
0.125%, 10/15/2024	10,814	10,946
U.S. Treasury Notes
2.875%, 09/30/2023	70	76
2.875%, 10/31/2023	1,130	1,232
2.875%, 11/30/2025	1,682	1,908
2.500%, 01/15/2022	7,760	8,077
2.500%, 01/31/2024	3,134	3,393
2.000%, 02/15/2023	10,995	11,537
1.750%, 01/31/2023	13,745	14,315
1.625%, 11/15/2022	19,660	20,356
1.500%, 10/31/2021	290	296
1.500%, 01/15/2023	2,210	2,286
1.500%, 09/30/2024	3,882	4,079
1.500%, 11/30/2024	410	432
1.500%, 01/31/2027	3,285	3,495
1.500%, 02/15/2030	47,912	51,586
1.375%, 01/31/2022	240	245
1.375%, 02/15/2023	1,235	1,274
1.375%, 01/31/2025	1,623	1,700
1.125%, 02/28/2022	861	875
1.125%, 02/28/2025	1,150	1,192
0.625%, 03/31/2027	21,246	21,344
0.500%, 03/15/2023	3,505	3,527
0.500%, 03/31/2025	61,636	62,014
0.375%, 03/31/2022	15,930	15,976

Total U.S. Treasury Obligations (Cost $544,601) ($ Thousands)		576,696

ASSET-BACKED SECURITIES — 6.7%

Automotive — 0.9%

Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	670	661
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	313
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	777	680
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	1,120	986

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II, Ser 2017-3A, Cl B
2.570%, 08/15/2029 (C)	$205	$203
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,005	997
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	995	986
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	265	266
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	709	704
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	958	955
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	1,999	1,986
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	2,263	2,479
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,077	1,082
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	2,077	2,141
Ford Credit Auto Owner Trust, Ser 2019-C, Cl A2A
1.880%, 07/15/2022	120	119
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (C)	3,448	3,190
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,764
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	469	468
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	390	391
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	173	173
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	1,580	1,574
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	879	845
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	2,349	2,216
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	1,097	1,065

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	$1,414	$1,353
Hertz Vehicle Financing II, Ser 2019-3A, Cl A
2.670%, 12/26/2025 (C)	1,170	1,035
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	996	949
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	545	550
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/2024	800	794
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	170	167
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	1,154	1,150
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	2,103	2,013
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl A2
1.390%, 08/15/2024 (C)	580	561
Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.910%, 09/15/2023	695	696
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	215	215
		35,727
Credit Cards — 0.1%

Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
1.215%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	255	253
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	2,135	2,195
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/2028	715	715
CARDS II Trust, Ser 2019-1A, Cl A
1.095%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	750	737
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.544%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	760	727

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
1.103%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/2025	$235	$229
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	515	538
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	515	531
		5,925
Mortgage Related Securities — 0.4%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.997%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	438
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	509	500
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.802%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	2,599	2,184
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.922%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	379	335
Centex Home Equity, Ser 2006-A, Cl AV4
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	790	782
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	246	246
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	1	1
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
1.187%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	2,941	2,916
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl M1
1.237%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,960	4,685
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.227%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	3,729

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
1.622%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	$456	$404
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.667%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	111	98
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
1.387%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	379	374
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
1.167%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,205	1,160
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	17	16
		17,868
Non-Agency Mortgage-Backed Obligations — 0.2%

BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	678
CAMB Commercial Mortgage Trust, Ser LIFE, Cl C
2.155%, VAR ICE LIBOR USD 1 Month+1.450%, 12/15/2037 (C)	425	385
CFK Trust, Ser MF2, Cl E
3.572%, 03/15/2039 (C)	2,840	1,981
CFK Trust, Ser MF2, Cl F
3.572%, 03/15/2039 (C)	2,960	1,824
CSAIL Commercial Mortgage Trust, Ser C19, Cl AS
2.971%, 03/15/2053	580	564
CSAIL Commercial Mortgage Trust, Ser C19, Cl C
3.735%, 03/15/2053	500	394
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040 (C)	1,750	1,618
		7,444
Other Asset-Backed Securities — 5.1%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.047%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,567	1,509
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	505	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
1.357%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	$266	$265
Apidos CLO XXI, Ser 2018-21A, Cl A1R
2.749%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	620	604
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,870	1,701
Ascentium Equipment Receivables, Ser 2019- 2A, Cl A3
2.190%, 11/10/2026 (C)	1,010	998
Babson CLO, Ser 2017-IA, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,175	1,151
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.851%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	719	704
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
2.879%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	2,943
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.794%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,078
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.574%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	–	–
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.005%, 11/25/2034	46	45
CIT Education Loan Trust, Ser 2007-1, Cl A
1.306%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,195	1,071
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.259%, 03/25/2037	1,970	1,932
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.259%, 03/25/2037	1,430	1,309
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	1,694	1,714
College Avenue Student Loans, Ser 2017-A, Cl A1
2.597%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	710	691
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	408	431

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	$3,577	$3,689
Commonbond Student Loan Trust, Ser 2018- CGS, Cl A1
3.870%, 02/25/2046 (C)	1,625	1,674
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,487	1,568
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
1.447%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	468	417
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.487%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	311	287
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.747%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	1,834	1,564
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.845%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	406	368
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,330	1,333
CSMC Trust, Ser 2017-RPL1, Cl M2
3.074%, 07/25/2057 (B)(C)	1,760	1,144
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.005%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	65	64
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	1,941	1,824
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	132	134
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
2.731%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,111
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	257	259
Educational Funding of the South, Ser 2011- 1, Cl A2
2.444%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	800	762
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.947%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	425	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
1.682%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	$487	$482
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	200	211
Galaxy XXIX CLO, Ser 2018-29A, Cl A
2.482%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (C)	2,081	2,019
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	732	678
GoldenTree Loan Opportunities IX, Ser 2018- 9A, Cl AR2
2.885%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,904
GSAMP Trust, Ser 2003-SEA, Cl A1
1.347%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	678	633
GSAMP Trust, Ser 2006-HE3, Cl A2D
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	2,743
GSAMP Trust, Ser 2006-NC1, Cl A3
1.237%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,474	1,430
Higher Education Funding, Ser 2014-1, Cl A
2.729%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,809	1,765
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	215	213
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	662	650
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	1,797	1,688
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
1.127%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	157	154
HSI Asset Securitization Trust, Ser 2006- OPT4, Cl 1A1
1.117%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	657	648
JFIN CLO, Ser 2017-2A, Cl A1AR
2.989%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	217	213
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	912	932
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,240	1,235
JPM
2.455%, 04/25/2040	1,920	2,001

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XIII, Ser 2019-13A, Cl ARR
2.959%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	$1,400	$1,357
LCM XXI, Ser 2018-21A, Cl AR
2.699%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,290	1,253
LMREC, Ser CRE2, Cl A
3.329%, VAR ICE LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	85	84
Magnetite VII, Ser 2018-7A, Cl A1R2
2.631%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	964
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
1.055%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (C)	250	245
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,011	1,994
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	1,473	1,469
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.311%, 02/26/2029 (B)(C)	930	917
MVW, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	1,949	1,790
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.405%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	11	11
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.855%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	500	496
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	423	440
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	475	482
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	526	533
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,816	1,897
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	2,108	2,126
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,149	1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	$1,761	$1,577
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	4,709	4,758
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	1,945	1,959
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	965	976
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.605%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	836	801
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	875	872
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	748	750
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A2A
2.150%, 11/15/2068 (C)	738	723
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.457%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,968	3,846
Navient Student Loan Trust, Ser 2014-2, Cl A
1.587%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,410	2,266
Navient Student Loan Trust, Ser 2014-3, Cl A
1.567%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,549	2,394
Navient Student Loan Trust, Ser 2014-4, Cl A
1.567%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,745	1,637
Navient Student Loan Trust, Ser 2015-1, Cl A2
1.547%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	797	757
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.647%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	987	945
Navient Student Loan Trust, Ser 2016-2A, Cl A3
2.447%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,267
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.797%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	164	164

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.097%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	$1,000	$914
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.997%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,712
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,211
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,416	1,480
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.974%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	689	661
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.954%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,214	1,160
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.904%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	4,141	3,987
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.295%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,414	3,208
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.315%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	3,329	3,227
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.375%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	516	484
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.566%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	55	54
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
1.747%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	441	425
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
1.647%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	824	796
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
1.547%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	643	612
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
1.517%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	413	396
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.797%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	888

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.897%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	$2,155	$1,924
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.747%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,433	1,402
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	248	247
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	888
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,036	1,012
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.799%, 10/15/2037 (B)	1,214	1,086
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.627%, 08/25/2035 (B)(C)	1,261	1,189
RAMP Trust, Ser 2006-RZ3, Cl M1
1.297%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	5,835
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/2028 (B)(C)	619	618
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	1,336	1,420
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	758	773
Sierra Timeshare Receivables Funding, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (C)	1,611	1,475
SLC Student Loan Trust, Ser 2005-3, Cl A4
0.891%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,122
SLC Student Loan Trust, Ser 2007-1, Cl A5
1.782%, VAR ICE LIBOR USD 3 Month+0.090%, 02/15/2068	391	346
SLC Student Loan Trust, Ser 2008-1, Cl A4A
2.341%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	588	582
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
1.071%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	679	669
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
1.051%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,490

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.491%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	$741	$696
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.941%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,425	2,346
SLM Student Loan Trust, Ser 2005-4, Cl A4
1.964%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,675
SLM Student Loan Trust, Ser 2006-10, Cl A6
1.944%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	1,220	1,085
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.964%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	461	426
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.954%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,169
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.854%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,803	1,716
SLM Student Loan Trust, Ser 2007-7, Cl B
2.544%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	881
SLM Student Loan Trust, Ser 2008-2, Cl A3
2.544%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	893	844
SLM Student Loan Trust, Ser 2008-2, Cl B
2.994%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	558
SLM Student Loan Trust, Ser 2008-3, Cl B
2.994%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	572
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.444%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	711	657
SLM Student Loan Trust, Ser 2008-4, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	567
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.494%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	126	119
SLM Student Loan Trust, Ser 2008-5, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	598
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.894%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,523	3,416
SLM Student Loan Trust, Ser 2008-6, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	$685	$612
SLM Student Loan Trust, Ser 2008-8, Cl B
4.044%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	637
SLM Student Loan Trust, Ser 2008-9, Cl A
3.294%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,561	1,541
SLM Student Loan Trust, Ser 2008-9, Cl B
4.044%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	646
SLM Student Loan Trust, Ser 2009-3, Cl A
1.697%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	614	590
SLM Student Loan Trust, Ser 2010-1, Cl A
1.347%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	401	381
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.897%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,986	1,896
SLM Student Loan Trust, Ser 2012-2, Cl A
1.647%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,694	1,611
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.697%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	375	363
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	216	215
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
1.705%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	554	539
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
2.105%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	270	269
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	1,209	1,213
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
2.205%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	1,647	1,646
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	596	600
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
2.155%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,913	1,902

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
1.805%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	$621	$607
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
1.605%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	1,163	1,139
SMB Private Education Loan Trust, Ser 2017- B, Cl A2A
2.820%, 10/15/2035 (C)	568	562
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
1.455%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	1,390	1,317
SMB Private Education Loan Trust, Ser 2018- C, Cl A2A
3.630%, 11/15/2035 (C)	689	731
SMB Private Education Loan Trust, Ser 2019- A, Cl A2A
3.440%, 07/15/2036 (C)	2,809	2,663
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	1,093	1,041
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	330	327
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	810	784
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	1,399	1,343
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	870	849
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.897%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	79	78
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.797%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	154	152
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.647%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	161	154
SoFi Professional Loan Program, Ser 2017-E, Cl A1
1.447%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	104	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	$2,162	$2,118
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	526	513
SoFi Professional Loan Program, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	1,678	1,623
South Carolina Student Loan, Ser 2015-A, Cl A
2.447%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,177	1,156
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.497%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	493	407
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
1.417%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	420	417
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
3.056%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	1,500	1,445
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	253	251
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	1,703	1,649
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.547%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	1,187	1,145
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	776	780
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	418	435
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	394	404
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	2,145	2,045
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	1,749	1,706
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036	30	30

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
1.237%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		$6,442	$5,584
			212,196

Total Asset-Backed Securities (Cost $289,103) ($ Thousands)			279,160

SOVEREIGN DEBT — 2.3%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		1,010	1,013
2.125%, 09/30/2024 (C)		542	534
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	146
Argentine Republic Government International Bond
7.625%, 04/22/2046 (D)		$180	47
7.500%, 04/22/2026		470	133
7.125%, 07/06/2036		220	58
6.875%, 04/22/2021		190	56
6.875%, 01/11/2048		2,010	533
5.625%, 01/26/2022		820	240
3.750%, 5.250%, 03/31/2029, 12/31/2038 (F)		1,460	429
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	23,399	4,727
10.000%, 01/01/2023		3,994	856
10.000%, 01/01/2027		571	125
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,148
5.000%, 01/27/2045		3,400	3,230
4.625%, 01/13/2028		2,460	2,620
2.625%, 01/05/2023		200	201
China Government Bond
3.390%, 05/21/2025	CNY	2,000	293
3.310%, 11/30/2025		11,500	1,681
Colombia Government International Bond
5.625%, 02/26/2044		$460	505
5.000%, 06/15/2045		830	851
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	379
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	332
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		840	912
5.250%, 01/08/2047 (C)		400	442
5.125%, 01/15/2045 (C)		400	446
4.350%, 01/11/2048		460	471
3.850%, 07/18/2027 (C)		800	806
3.750%, 04/25/2022 (C)		740	744
3.700%, 10/30/2049 (D)		1,220	1,215

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.500%, 01/11/2028		$400	$393
Israel Government International Bond
3.875%, 07/03/2050		1,100	1,100
2.750%, 07/03/2030		2,150	2,150
Italy Buoni Poliennali Del Tesoro
2.300%, 10/15/2021	EUR	12,390	14,002
Japan Bank for International Cooperation
1.750%, 10/17/2024		$950	982
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,847
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	185
6.875%, 06/24/2024		200	190
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		930	965
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,434
4.750%, 03/08/2044		9,284	9,344
4.600%, 02/10/2048		337	338
4.500%, 04/22/2029		2,021	2,072
3.750%, 01/11/2028 (D)		390	388
3.600%, 01/30/2025		3,300	3,346
3.250%, 04/16/2030		1,808	1,699
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	165
6.500%, 11/28/2027 (C)		220	152
Panama Government International Bond
4.500%, 04/01/2056		1,287	1,393
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		916	916
Peruvian Government International Bond
5.625%, 11/18/2050		600	894
Province of Quebec Canada
2.625%, 02/13/2023		620	654
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)		230	60
7.875%, 06/15/2027 (C)		250	65
6.500%, 02/15/2023 (C)		300	78
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,440	1,696
4.000%, 03/14/2029 (C)		880	941
3.875%, 04/23/2023		430	442
3.250%, 06/02/2026		200	203
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	106
4.000%, 01/22/2024		1,227	1,335
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	4,407
7.700%, 03/16/2039		162,070	2,261
7.650%, 04/10/2030		63,630	872

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.250%, 05/10/2034	RUB 24,200	$323
7.000%, 01/25/2023	34,160	444
7.000%, 08/16/2023	231,430	3,014
6.900%, 05/23/2029	374,900	4,887
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$602	679
5.625%, 04/04/2042	1,800	2,188
4.875%, 09/16/2023	200	213
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	360	359
State of Israel
3.375%, 01/15/2050	360	349
Sweden Government International Bond MTN
0.750%, 03/30/2022 (C)	346	346

Total Sovereign Debt (Cost $102,721) ($ Thousands)		95,050

LOAN PARTICIPATIONS — 1.1%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 11/19/2026	1,473	1,355
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 07/10/2026	998	918
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 07/31/2024	574	517
American Airlines, Inc., Term Loan B, 1st Lien
2.705%, 12/15/2023 (B)	485	381
APi Group, Term B Loan, 1st Lien
4.103%, 10/01/2026	560	476
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
2.739%, VAR LIBOR+1.750%, 03/11/2025	274	254
Aramark Services B4 Cov-LiteLien1
2.739%, 01/15/2027	135	125
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 08/04/2022	730	689
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 11/03/2024	575	543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
athenahealth, Inc., Term B Loan, 1st Lien
5.311%, VAR LIBOR+4.500%, 02/11/2026	$4	$4
5.284%, VAR LIBOR+4.500%, 02/11/2026	1,728	1,607
Atlantic Aviation FBO, Term Loan B, 1st Lien
5.360%, 12/06/2025	158	151
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.612%, VAR LIBOR+3.000%, 06/02/2025	392	371
Berry Plastics, Term Loan, 1st Lien
2.863%, 10/01/2022	490	467
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.934%, VAR LIBOR+2.500%, 09/15/2023	3	2
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
4.125%, 08/15/2025	71	66
3.125%, 08/15/2025	86	81
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.989%, VAR LIBOR+3.000%, 08/01/2025	10	9
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 12/23/2024	664	533
CEOC, LLC, Term B Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 10/07/2024	551	446
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	1,502	1,411
Charter Communications Operating Llc Lien1
2.740%, 04/30/2025	1,202	1,151
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
3.739%, 02/27/2026	496	442
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 04/18/2024	216	188
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
3.112%, VAR LIBOR+2.500%, 04/15/2027	220	210

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 10/16/2026 (G)	$1,170	$1,038
Deerfield Dakota Holdings, Term Loan, 1st Lien
0.000%, 03/05/2027 (G)	859	722
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.990%, 09/19/2025	926	880
Diamond Sports Group, LLC, Term Loan, 1st Lien
4.180%, 08/24/2026	200	154
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
4.179%, VAR LIBOR+3.250%, 07/21/2025	416	350
Elanco Animal Health Inc., Term Loan, 1st Lien
0.000%, 02/04/2027 (G)	1,050	992
Entercom Media Corp., Term B-2 Loan, 1st Lien
3.489%, VAR LIBOR+2.500%, 11/18/2024	28	25
EyeCare Partners, LLC, Term Loan, 1st Lien
5.418%, 02/05/2027	195	156
EyeCare Partners, Term Loan, 1st Lien
0.000%, 02/05/2027 (G)	45	36
First Eagle Holdings, Term Loan
3.950%, 02/01/2027	307	257
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
3.603%, 07/03/2024	607	542
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
3.603%, 11/30/2023	415	374
Froneri International Limited, Facility B2, 1st Lien
3.239%, VAR LIBOR+2.250%, 01/29/2027	440	417
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.390%, VAR LIBOR+4.750%, 10/30/2026	268	252
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.450%, VAR LIBOR+2.000%, 12/30/2026 (G)	1,010	963
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
6.250%, 05/30/2025	18	17
3.989%, 05/30/2025 (B)	101	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.932%, VAR LIBOR+3.250%, 04/28/2022 (G)	$466	$430
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.103%, VAR LIBOR+2.750%, 10/04/2023 (G)	394	305
3.695%, VAR LIBOR+2.750%, 10/04/2023	464	360
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.684%, VAR LIBOR+2.000%, 11/15/2027	1,140	1,074
HCA Inc., Tranche B-12 Term Loan, 1st Lien
2.739%, 03/13/2025	243	230
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
2.697%, VAR LIBOR+1.750%, 06/22/2026	1,408	1,331
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 05/01/2026	494	414
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	741	705
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
4.613%, VAR LIBOR+3.000%, 01/31/2025	534	476
0.000%, 01/31/2025 (G)	1	1
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 03/01/2027	842	783
McAfee, LLC, Term B USD Loan
4.691%, 09/30/2024	1,324	1,235
Michaels Stores, Inc., 2018 New Replacement Term B Loan
3.568%, VAR LIBOR+2.500%, 01/30/2023	114	95
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
3.558%, VAR LIBOR+2.500%, 01/30/2023	295	245
3.500%, VAR LIBOR+2.500%, 01/30/2023	20	16
Micro Focus, MA FinanceCo
3.489%, 06/21/2024 (B)	12	10

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.200%, VAR LIBOR+2.750%, 06/07/2023	$1,111	$979
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.331%, VAR LIBOR+2.750%, 09/18/2026	1,345	1,247
Numericable U.S. LLC, Term Loan B, 1st Lien
4.392%, 01/31/2026 (B)	216	201
Option Care Health, Inc., Term B Loan, 1st Lien
5.489%, VAR LIBOR+4.500%, 08/06/2026	540	443
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
4.441%, VAR LIBOR+3.500%, 04/30/2026	678	617
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.100%, 08/19/2022 (B)	233	113
PCI Gaming Authority, Term B Facility Loan
3.489%, 05/29/2026	465	377
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
4.113%, VAR LIBOR+3.250%, 03/05/2026	1,321	1,193
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.606%, VAR LIBOR+3.250%, 09/23/2026	1,050	937
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
4.739%, 11/16/2025 (B)	1,304	1,204
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
3.501%, VAR LIBOR+1.750%, 02/04/2027	1,211	1,135
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/05/2023	747	704
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
2.739%, 02/05/2027	1,120	1,030
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.369%, VAR LIBOR+2.750%, 08/14/2024	1,232	990
4.353%, VAR LIBOR+2.750%, 08/14/2024	4	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
3.489%, VAR LIBOR+2.750%, 06/21/2024	$79	$70
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	1,410	1,221
Sprint Communications, Inc., Initial Term Loan Retired 04/01/2020, 1st Lien
3.500%, VAR LIBOR+2.500%, 02/02/2024	181	179
Stars Group Holdings B.V., USD Term Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 07/10/2025	43	41
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
5.700%, VAR LIBOR+4.250%, 12/17/2026	790	697
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	1,220	973
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
2.739%, 11/16/2026	417	398
UFC Holdings, LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	864	752
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 03/15/2024	1,051	885
VFH Parent LLC, Initial Term Loan, 1st Lien
4.005%, VAR LIBOR+3.000%, 03/01/2026 (G)	328	298
VICI Properties 1 LLC, Term Loan B, 1st Lien
2.674%, VAR LIBOR+2.000%, 12/20/2024	455	416
Virgin Media Bristol LLC, N Facility, 1st Lien
3.205%, VAR LIBOR+2.500%, 01/31/2028	1,207	1,110
Western Digital Corporation, Term Loan B-4
3.353%, VAR LIBOR+1.750%, 04/29/2023	114	110
Wynn Resorts, Term Loan, 1st Lien
3.416%, 09/20/2024	1,422	1,296

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
3.205%, 04/30/2028	$121	$114

Total Loan Participations (Cost $52,419) ($ Thousands)		47,113

MUNICIPAL BONDS — 0.4%
California — 0.2%
California State, GO
7.600%, 11/01/2040	145	241
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,704
University of California, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	3,250	3,043
		4,988

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,085	1,427

Massachusetts — 0.1%
Massachusetts, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2049	2,025	2,076

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB Callable 02/15/2057 @ 100
3.652%, 08/15/2057	555	648
Missouri State, Health & Educational Facilities Authority, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	430	444
		1,092

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	966

New York — 0.0%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	558
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	$275	$359
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	994
New York State, Dormitory Authority, Ser A, RB Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,215	1,310
		4,132

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	522

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,001

Total Municipal Bonds (Cost $15,027) ($ Thousands)		16,204

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FHLB DN
1.580%, 05/01/2020 (A)	1,030	1,030
1.571%, 04/24/2020 (A)	2,810	2,810
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,551

Total U.S. Government Agency Obligations (Cost $5,345) ($ Thousands)		5,391

	Shares

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.760% **†(H)	38,563,803	38,593

Total Affiliated Partnership (Cost $38,546) ($ Thousands)		38,593

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 7.2%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	299,891,654	$299,892
Total Cash Equivalent (Cost $299,892) ($ Thousands)		299,892

Total Investments in Securities — 109.9% (Cost $4,549,201) ($ Thousands)		$4,584,965

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (I) (Cost $1,286) ($ Thousands)	43,986,016	$1,098

PURCHASED SWAPTIONS* — 0.0%

Total Purchased Swaptions (J) (Cost $251) ($ Thousands)	10,640,000	$14

WRITTEN OPTIONS* — (0.1)%

Total Written Options(I) (Premiums Received $3,074) ($ Thousands)	(5,712)	$(3,906)

WRITTEN SWAPTIONS* — (0.1)%

Total Written Swaptions(J) (Premiums Received $495) ($ Thousands)	(98,640,000)	$(3,421)

A list of the exchange traded option contracts held by the Fund at March 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
May 2020, U.S. 10 Year Future Option*	202	$28,015	$109.00	4/18/2020	$3
May 2020, U.S. 10 Year Future Option*	118	16,365	110.00	4/18/2020	2
May 2020, U.S. 10 Year Future Option*	14	1,942	111.00	4/18/2020	–
May 2020, U.S. 10 Year Future Option*	507	70,315	115.00	4/18/2020	8
May 2020, U.S. 10 Year Future Option*	30	4,161	116.00	4/18/2020	–
May 2020, U.S. 10 Year Future Option*	276	38,278	117.00	4/18/2020	4
May 2020, U.S. 10 Year Future Option*	1,406	194,995	118.50	4/18/2020	44
May 2020, U.S. 10 Year Future Option*	101	14,007	120.00	4/18/2020	–
May 2020, U.S. 10 Year Future Option*	143	19,832	120.50	4/18/2020	–
May 2020, U.S. 10 Year Future Option*	266	36,891	135.00	4/18/2020	37
May 2020, U.S. 10 Year Future Option*	236	32,730	136.00	4/18/2020	52
May 2020, U.S. 10 Year Future Option*	2	441	85.00	4/18/2020	–
May 2020, U.S. 2 Year Future Option*	28	6,171	106.00	4/18/2020	–
May 2020, U.S. 5 Year Future Option*	159	19,932	100.00	4/18/2020	1
May 2020, U.S. 5 Year Future Option*	226	28,331	101.00	4/18/2020	2

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
May 2020, U.S. 5 Year Future Option*	23	$2,883	$105.00	4/18/2020	$–
May 2020, U.S. 5 Year Future Option*	4	501	107.00	4/18/2020	–
May 2020, U.S. 5 Year Future Option*	64	8,023	108.00	4/18/2020	1
May 2020, U.S. 5 Year Future Option*	163	20,434	109.00	4/18/2020	3
May 2020, U.S. 5 Year Future Option*	3	376	110.00	4/18/2020	–
May 2020, U.S. 5 Year Future Option*	16	2,006	111.00	4/18/2020	–
May 2020, U.S. 5 Year Future Option*	191	23,944	114.00	4/18/2020	4
May 2020, U.S. 5 Year Future Option*	278	34,850	115.00	4/18/2020	7
May 2020, U.S. 5 Year Future Option*	468	58,668	116.00	4/18/2020	11
May 2020, U.S. 5 Year Future Option*	123	15,419	123.00	4/18/2020	8
May 2020, U.S. 5 Year Future Option*	244	30,588	95.00	4/18/2020	2
May 2020, U.S. Bond Future Option*	137	24,532	168.00	4/18/2020	45
May 2020, U.S. Bond Future Option*	109	19,518	170.00	4/18/2020	43
		754,148			277

Call Options
May 2020*	479	10	187.50	4/24/2020	21
USD Call/EUR*	16,950,000	136	1.08	4/18/2020	391
USD Call/EUR*	18,620,000	147	1.09	4/18/2020	332
USD Call/EUR*	8,410,000	76	1.11	4/18/2020	77
		369			821
Total Purchased Options		$754,517			$1,098

WRITTEN OPTIONS — (0.1)%

Put Options
June 2020, U.S. 10 Year Future Option*	(1,476)	$(204,703)	128.00	05/16/20	$(138)
June 2020, U.S. 10 Year Future Option*	(472)	(65,461)	133.00	05/16/20	(103)
June 2020, U.S. 10 Year Future Option*	(150)	(20,803)	134.50	05/16/20	(49)
June 2020, U.S. 5 Year Future Option*	(353)	(44,252)	124.00	05/16/20	(77)
June 2020, U.S. 5 Year Future Option*	(172)	(21,562)	124.50	05/16/20	(51)
June 2020, U.S. 5 Year Future Option*	(8)	(1,003)	124.75	05/16/20	(3)
May 2020, U.S. 5 Year Future Option*	(246)	(30,838)	120.00	04/18/20	(10)
May 2020, U.S. 5 Year Future Option*	(86)	(10,781)	123.75	04/18/20	(8)
May 2020, U.S. 5 Year Future Option*	(270)	(33,847)	124.00	04/18/20	(28)
May 2020, U.S. 5 Year Future Option*	(187)	(23,442)	124.25	04/18/20	(23)
June 2020, U.S. Bond Future Option*	(446)	(79,862)	158.00	05/16/20	(153)
June 2020, U.S. Bond Future Option*	(109)	(19,518)	160.00	05/16/20	(60)
		(556,072)			(703)

Call Options
June 2020, U.S. 10 Year Future Option*	(403)	(55,891)	134.00	05/16/20	(2,002)
June 2020, U.S. 10 Year Future Option*	(279)	(38,694)	139.50	05/16/20	(262)
June 2020, U.S. 10 Year Future Option*	(373)	(51,730)	140.50	05/16/20	(233)
May 2020, U.S. 10 Year Future Option*	(279)	(38,694)	137.00	04/18/20	(571)
May 2020, U.S. 10 Year Future Option*	(266)	(36,891)	141.00	04/18/20	(67)
May 2020, U.S. Bond Future Option*	(137)	(24,532)	188.00	04/18/20	(68)
		(246,432)			(3,203)

Total Written Options		$(802,504)			$(3,906)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Continued)

A list of open OTC swaptions held by the Fund at March 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS – 0.0%

Put Swaptions – 0.0%
Swaption 30 Year*	MSCO	4,090,000	$1.91	08/22/2020	-
Swaption 5 Year*	MSCO	910,000	$1.88	07/18/2020	3
Swaption 5 Year*	MSCO	2,730,000	$1.88	07/18/2020	11
Swaption 5 Year*	MSCO	2,910,000	$1.92	07/18/2020	-
Total Purchased Swaptions					14

WRITTEN SWAPTIONS — (0.1)%

Put Swaptions — (0.1)%
Swaption 2 Year*	MSCO	(21,800,000)	$0.62	06/20/20	(207)
Swaption 30 Year*	MSCO	(20,460,000)	$1.60	08/22/20	(1,132)
Swaption 5 Year*	MSCO	(5,010,000)	$1.55	07/18/20	(266)
Swaption 5 Year*	MSCO	(15,030,000)	$1.55	07/18/20	(797)
Swaption 5 Year*	MSCO	(21,800,000)	$0.73	06/20/20	(302)
Swaption 5 Year*	MSCO	(14,540,000)	$1.60	08/22/20	(717)

Total Written Swaptions					(3,421)

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
30 Day Federal Funds Futures	273	May-2020	$112,284	$113,677	$1,393
90-Day Euro$	(356)	Mar-2021	(88,648)	(88,746)	(98)
90-Day Euro$	(722)	Dec-2021	(178,966)	(179,913)	(947)
90-Day Euro$	433	Dec-2020	106,633	107,882	1,249
90-Day Euro$	1,558	Jun-2020	385,556	387,455	1,899
Euro-BTP	283	Jun-2020	46,464	43,911	(1,905)
Euro-Bund	(479)	Jun-2020	(92,431)	(90,668)	970
Euro-Buxl	(5)	Jun-2020	(1,177)	(1,152)	21
Euro-OAT	67	Jun-2020	13,061	12,293	(388)
Long Gilt 10-Year Bond	(76)	Jun-2020	(13,207)	(12,834)	(202)
U.S. 2-Year Treasury Note	267	Jul-2020	57,948	58,842	894
U.S. 5-Year Treasury Note	871	Jul-2020	107,283	109,188	1,905
U.S. 10-Year Treasury Note	4,154	Jun-2020	556,007	576,108	20,101
U.S. Long Treasury Bond	(810)	Mar-2020	(138,301)	(145,041)	(6,740)
U.S. Ultra Long Treasury Bond	732	Jun-2020	150,770	162,412	11,642
Ultra 10-Year U.S. Treasury Note	(377)	Jun-2020	(55,891)	(58,824)	(2,933)
Ultra 10-Year U.S. Treasury Note	138	Jun-2020	21,312	21,532	220

			$988,697	$1,016,122	$27,081

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/17/20 - 07/17/20	CNH	13,759	USD	1,976	$35
BNP Paribas	04/17/20	EUR	38,697	USD	43,418	933
Citigroup	04/17/20	USD	2,157	GBP	1,643	(120)
Citigroup	04/17/20	USD	2,464	AUD	3,563	(283)

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/17/20	EUR	5,742	USD	6,390	$86
Citigroup	04/17/20	USD	9,081	BRL	37,182	(1,921)
Citigroup	04/17/20	USD	9,963	INR	714,230	(552)
Citigroup	04/17/20	USD	15,619	IDR	216,529,634	(2,344)
Citigroup	04/17/20	USD	32,274	CAD	41,896	(2,832)
Citigroup	04/17/20	USD	3,225	EUR	2,969	34
Citigroup	04/17/20 - 04/28/20	USD	30,216	EUR	27,109	(451)
Citigroup	04/17/20	CNY	68,783	USD	9,916	205
Citigroup	04/17/20	PHP	300,620	USD	5,924	35
Citigroup	04/17/20	INR	714,230	USD	9,449	38
Citigroup	04/17/20	COP	5,189,635	USD	1,578	301
Goldman Sachs	04/17/20	EUR	3,377	USD	3,773	66
Goldman Sachs	04/17/20	USD	6,961	EUR	6,300	(44)
Goldman Sachs	04/17/20	BRL	14,523	USD	2,809	12
Goldman Sachs	04/17/20	RUB	279,888	USD	4,519	945
						$(5,857)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
.60%	USD LIBOR BBA	Semi-Annual	03/23/2022	USD	45,730	$132	$8	$124
0.8101%	USD LIBOR BBA	Quarterly	03/19/2050	USD	2,029	48	–	48
LIBOR-BBA	.7918%	Quarterly	03/18/2050	USD	2,014	61	–	61
0.9%	USD LIBOR BBA	Quarterly	03/17/2050	USD	3,996	3	5	(2)
6-MONTH USD - LIBOR	1.656%	Quarterly	08/23/2049	USD	15,190	(3,055)	(56)	(2,999)
1.498	6-MONTH EUR - EURIBOR	Semi-Annual	08/23/2047	EUR	678	(265)	(1)	(264)
6-MONTH GBP - LIBOR	1.81%	Quarterly	11/15/2044	USD	3,450	(722)	5	(727)
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	33,943	(7,420)	71	(7,491)
.77%	LIBOR-BBA	Semi-Annual	03/24/2027	USD	35,810	400	264	136
USD FEDL01	0.3%	Monthly	02/15/2027	USD	36,835	123	113	10
.75%	3M LIBOR	Quarterly	02/15/2027	USD	30,092	(342)	6	(348)
1.6%	3-MONTH USD - LIBOR	Quarterly	11/15/2026	USD	15,694	(1,034)	4	(1,038)
1.65%	SD - LIBOR - BBA	Quarterly	11/15/2026	USD	6,001	(415)	(22)	(393)
1.52%	3-MONTH USD - LIBOR	Quarterly	07/31/2026	USD	35,553	(2,066)	144	(2,210)
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	79,966	(4,817)	263	(5,080)
3 MONTH USD - LIBOR	1.667	Quarterly	01/21/2026	USD	13,610	(763)	–	(763)
3 MONTH USD - LIBOR	.675	Quarterly	01/21/2026	USD	26,860	(1,517)	(9)	(1,508)
.658%	USD LIBOR BBA	Semi-Annual	09/18/2025	USD	7,205	54	–	54
.645%	USD LIBOR BBA	Semi-Annual	09/18/2025	USD	9,286	64	–	64
.70%	USD LIBOR BBA	Semi-Annual	03/25/2025	USD	26,640	249	(21)	270
3 MONTH USD - LIBOR	.57325	Semi-Annual	01/21/2023	USD	33,460	810	–	810
3 MONTH USD - LIBOR	.58	Semi-Annual	01/21/2023	USD	66,030	1,607	12	1,595
.855%	USD LIBOR BBA	Quarterly	09/18/2050	USD	1,307	18	(3)	21
.8375%	USD LIBOR BBA	Quarterly	09/18/2050	USD	1,690	32	–	32

						$(18,815)	$783	$(19,598)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Core Fixed Income Fund (Concluded)

Credit Default Swaps

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(81,810)	$(294)	$43	$(337)
CDX.NA.IG.34	Sell	1.00%	Quarterly	12/20/2024	(10,600)	(660)	(423)	(237)
CDX.NA.IG.34	Sell	1.00%	Quarterly	12/20/2024	(43,530)	(306)	(38)	(268)

						$(1,260)	$(418)	$(842)

Percentages are based on Net Assets of $4,174,988 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $514,312 ($ Thousands), representing 12.3% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 10). The total market value of securities on loan at March 31, 2020 was $37,854 ($ Thousands).

(E)	Perpetual security with no stated maturity date.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2020 was $38,593 ($ Thousands).

(I)	Refer to table below for details on Options Contracts.

(J)	Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

DAC— Designated Activity Company

DN— Discount Note

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PHP — Philippine Peso

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TLB — Term Loan B

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,934,803	–	1,934,803
Corporate Obligations	–	1,292,063	–	1,292,063
U.S. Treasury Obligations	–	576,696	–	576,696
Asset-Backed Securities	–	279,160	–	279,160
Sovereign Debt	–	95,050	–	95,050
Loan Participations	–	47,113	–	47,113
Municipal Bonds	–	16,204	–	16,204
U.S. Government Agency Obligations	–	5,391	–	5,391
Affiliated Partnership	–	38,593	–	38,593
Cash Equivalent	299,892	–	–	299,892

Total Investments in Securities	299,892	4,285,073	–	4,584,965

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,098	–	–	1,098
Purchased Swaptions	–	14	–	14
Written Options	(3,906)	–	–	(3,906)
Written Swaptions	–	(3,421)	–	(3,421)
Futures Contracts*
Unrealized Appreciation	40,294	–	–	40,294
Unrealized Depreciation	(13,213)	–	–	(13,213)
Forwards Contracts*
Unrealized Appreciation	–	2,690	–	2,690
Unrealized Depreciation	–	(8,547)	–	(8,547)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,225	–	3,225
Unrealized Depreciation	–	(22,823)	–	(22,823)
Credit Default Swaps*
Unrealized Depreciation	–	(842)	–	(842)

Total Other Financial Instruments	24,273	(29,704)	–	(5,431)

* Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$91,034	$796,947	$(849,437)	$9	$40	$38,593	38,563,803	$138	$—
SEI Daily Income Trust, Government Fund, Cl F	109,509	1,494,051	(1,303,668)	—	—	299,892	299,891,654	863	—

Totals	$200,543	$2,290,998	$(2,153,105)	$9	$40	$338,485		$1,001	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS — 76.8%

Communication Services — 13.3%
Altice France
8.125%, 02/01/2027 (A)	$1,096	$1,143
7.375%, 05/01/2026 (A)	4,436	4,403
AMC Entertainment Holdings
6.125%, 05/15/2027	420	174
5.750%, 06/15/2025	375	158
AMC Networks
4.750%, 08/01/2025	3,319	3,228
CB Escrow
8.000%, 10/15/2025 (A)	1,841	1,887
CCO Holdings
5.875%, 04/01/2024 (A)	2,365	2,424
5.750%, 02/15/2026 (A)	3,120	3,159
5.500%, 05/01/2026 (A)	3,867	3,925
5.375%, 05/01/2025 (A)	155	159
5.375%, 06/01/2029 (A)	1,130	1,161
5.125%, 05/01/2027 (A)	823	825
5.000%, 02/01/2028 (A)	2,170	2,175
4.750%, 03/01/2030 (A)	1,148	1,142
4.500%, 08/15/2030 (A)	459	450
CenturyLink
7.500%, 04/01/2024	2,360	2,584
6.875%, 01/15/2028	395	403
5.625%, 04/01/2025	1,287	1,293
5.125%, 12/15/2026 (A)	3,360	3,360
4.000%, 02/15/2027 (A)	1,104	1,071
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	307
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	5,432	4,658

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 08/15/2027 (A)	$1,471	$1,392
0.000%, 03/01/2021 (D)	3,124	–
Cogent Communications Group
5.625%, 04/15/2021 (A)	940	926
5.375%, 03/01/2022 (A)	610	613
Consolidated Communications
6.500%, 10/01/2022	1,651	1,445
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,765	2,518
5.375%, 08/15/2026 (A)	4,799	3,899
Digicel
6.000%, 04/15/2021 (A)	1,310	706
Digicel Group
6.750%, 03/01/2023 (A)	1,435	631
Digicel Group One
8.250%, 12/30/2022 (A)(B)	235	112
Digicel International Finance
8.750%, 05/25/2024 (A)	826	739
DISH DBS
7.750%, 07/01/2026	4,420	4,542
5.875%, 11/15/2024	4,071	3,959
5.000%, 03/15/2023	2,316	2,216
DISH Network
3.375%, 08/15/2026	425	345
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,130	1,181
Embarq
7.995%, 06/01/2036	174	172
Entercom Media
6.500%, 05/01/2027 (A)	237	206
EW Scripps
5.125%, 05/15/2025 (A)	1,813	1,595
Front Range BidCo
6.125%, 03/01/2028 (A)	1,960	1,862
4.000%, 03/01/2027 (A)	1,141	1,091
Frontier Communications
11.000%, 09/15/2025 (B)	2,463	647
10.500%, 09/15/2022 (B)	1,035	269
8.500%, 04/15/2020 (B)	143	38
8.500%, 04/01/2026 (A)	1,765	1,619
8.000%, 04/01/2027 (A)	1,508	1,487
7.125%, 01/15/2023	770	179
6.875%, 01/15/2025	2,895	724
Gray Television
7.000%, 05/15/2027 (A)	2,935	2,920
5.125%, 10/15/2024 (A)	2,129	2,081
iHeartCommunications
4.750%, 01/15/2028 (A)	842	758
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	480	178
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	5,282	3,486

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
8.500%, 10/15/2024 (A)	$1,695	$1,067
8.000%, 02/15/2024 (A)	1,017	983
5.500%, 08/01/2023	2,363	1,548
Intelsat Luxembourg
8.125%, 06/01/2023	635	130
Interpublic Group
4.750%, 03/30/2030	803	796
Level 3 Financing
5.375%, 01/15/2024	570	570
5.375%, 05/01/2025	760	756
4.625%, 09/15/2027 (A)	2,974	2,956
Live Nation Entertainment
5.625%, 03/15/2026 (A)	264	246
4.875%, 11/01/2024 (A)	2,337	2,128
4.750%, 10/15/2027 (A)	2,252	2,004
Match Group
4.125%, 08/01/2030 (A)	800	715
McClatchy
9.000%, 07/15/2026 (B)	3,470	3,314
Meredith
6.875%, 02/01/2026	490	430
Netflix
5.875%, 02/15/2025	1,135	1,199
5.875%, 11/15/2028	470	502
5.375%, 11/15/2029 (A)	1,704	1,768
4.875%, 04/15/2028	1,273	1,311
4.875%, 06/15/2030 (A)	956	970
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	4,584	4,481
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	50	47
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	428
Radiate Holdco
6.625%, 02/15/2025 (A)	2,657	2,258
Sable International Finance
5.750%, 09/07/2027 (A)	2,661	2,395
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	3,021
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	1,242	1,093
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	92
5.125%, 02/15/2027 (A)	2,871	2,426
Sirius XM Radio
5.500%, 07/01/2029 (A)	549	560
5.375%, 04/15/2025 (A)	1,060	1,071
5.375%, 07/15/2026 (A)	1,962	2,001
5.000%, 08/01/2027 (A)	746	757
4.625%, 07/15/2024 (A)	340	345

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226% (C)	$605	$454
5.125%, 09/19/2027	527	440
Sprint
7.875%, 09/15/2023	2,026	2,224
7.625%, 02/15/2025	6,981	7,714
7.625%, 03/01/2026	1,490	1,686
7.125%, 06/15/2024	913	1,002
Sprint Capital
8.750%, 03/15/2032	2,655	3,511
Sprint Communications
6.000%, 11/15/2022	3,277	3,400
TEGNA
4.625%, 03/15/2028 (A)	1,834	1,612
Telecom Italia
5.303%, 05/30/2024 (A)	710	713
Telecom Italia Capital
6.375%, 11/15/2033	300	304
6.000%, 09/30/2034	850	842
Telesat Canada
6.500%, 10/15/2027 (A)	2,879	2,764
4.875%, 06/01/2027 (A)	2,560	2,444
T-Mobile USA
6.500%, 01/15/2026	1,370	1,439
6.375%, 03/01/2025	2,445	2,497
4.750%, 02/01/2028	2,919	3,041
0.000%, 01/15/2024 (D)	535	–
0.000%, 03/01/2025 (D)	1,905	–
0.000%, 01/15/2026 (D)	3,126	–
Townsquare Media
6.500%, 04/01/2023 (A)	3,020	2,899
Trilogy International Partners
8.875%, 05/01/2022 (A)	150	126
United States Cellular
6.700%, 12/15/2033	1,289	1,251
ViacomCBS
4.750%, 05/15/2025	267	268
Videotron
5.375%, 06/15/2024 (A)	660	663
5.125%, 04/15/2027 (A)	240	240
Windstream Services
10.500%, 06/30/2024 (A)(B)	1,115	45
9.000%, 06/30/2025 (A)(B)	2,026	81
8.625%, 10/31/2025 (A)(B)	100	60
		170,713

Consumer Discretionary — 14.4%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,570	1,450
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(D)(E)	150	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
9.500%, 02/15/2004 (B)(D)	$25	$–
7.875%, 01/15/2009 (B)(D)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	830	568
Adient US
7.000%, 05/15/2026 (A)	355	328
Allied Universal Holdco
6.625%, 07/15/2026 (A)	856	841
Altice Financing
7.500%, 05/15/2026 (A)	4,217	4,086
5.000%, 01/15/2028 (A)	2,803	2,480
American Axle & Manufacturing
6.500%, 04/01/2027	964	728
6.250%, 04/01/2025	615	507
6.250%, 03/15/2026	560	431
American Greetings
8.750%, 04/15/2025 (A)	2,045	1,738
Aramark Services
5.000%, 02/01/2028 (A)	1,442	1,342
Arrow Bidco
9.500%, 03/15/2024 (A)	847	381
Asbury Automotive Group
4.750%, 03/01/2030 (A)	284	241
4.500%, 03/01/2028 (A)	432	367
Ashtead Capital
4.250%, 11/01/2029 (A)	708	600
4.125%, 08/15/2025 (A)	375	344
4.000%, 05/01/2028 (A)	385	332
Ashton Woods USA
6.625%, 01/15/2028 (A)	1,628	1,286
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)(F)	2,750	–
BidFair
7.375%, 10/15/2027 (A)	1,416	1,228
Boyd Gaming
6.000%, 08/15/2026	300	258
4.750%, 12/01/2027 (A)	995	821
Boyne USA
7.250%, 05/01/2025 (A)	125	119
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	541
Cablevision Systems
5.875%, 09/15/2022	92	93
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,640	1,184
Capitol Investment Merger Sub 2
10.000%, 08/01/2024 (A)	3,490	3,141
CBS Radio
7.250%, 11/01/2024 (A)	315	263
Cedar Fair
5.375%, 06/01/2024	2,338	2,104
5.250%, 07/15/2029 (A)	65	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cengage Learning
9.500%, 06/15/2024 (A)	$3,270	$2,420
Century Communities
6.750%, 06/01/2027	1,374	1,164
5.875%, 07/15/2025	1,061	894
Cinemark USA
5.125%, 12/15/2022	542	428
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,706	1,421
Claire’s Stores
9.000%, 03/15/2019 (B)	815	–
Constellation
8.500%, 09/15/2025 (A)	485	291
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	885	646
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,781
7.500%, 04/01/2028 (A)	1,300	1,385
6.750%, 11/15/2021	1,615	1,663
6.625%, 10/15/2025 (A)	420	442
6.500%, 02/01/2029 (A)	2,825	3,047
5.750%, 01/15/2030 (A)	2,655	2,677
5.500%, 05/15/2026 (A)	1,660	1,717
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	3,029	2,711
Dana
5.375%, 11/15/2027	1,730	1,401
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	642
Delphi Technologies
5.000%, 10/01/2025 (A)	1,826	1,456
Diamond Resorts International
10.750%, 09/01/2024 (A)	2,255	1,376
eG Global Finance
8.500%, 10/30/2025 (A)	1,344	1,196
6.750%, 02/07/2025 (A)	2,945	2,415
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,398	1,216
ESH Hospitality
5.250%, 05/01/2025 (A)	720	605
4.625%, 10/01/2027 (A)	2,900	2,262
Fontainebleau Las Vegas Holdings
0.000%, 06/15/2015 (A)(B)(D)(E)	3,108	12
Ford Motor Credit
4.687%, 06/09/2025	655	583
4.542%, 08/01/2026	230	201
4.271%, 01/09/2027	310	264
4.063%, 11/01/2024	51	46
3.810%, 01/09/2024	43	39
3.096%, 05/04/2023	53	49
3.087%, 01/09/2023	34	31

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gannett
4.875%, 09/15/2021 (A)	$54	$53
GCI
6.875%, 04/15/2025	1,195	1,183
6.625%, 06/15/2024 (A)	1,115	1,104
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,588	1,322
Getty Images
9.750%, 03/01/2027 (A)	2,145	1,609
Golden Nugget
8.750%, 10/01/2025 (A)	2,369	1,208
6.750%, 10/15/2024 (A)	1,017	641
Guitar Center
5.000% cash/8.000% PIK, 04/15/2022 (A)	6,543	4,253
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,230	914
Hilton Domestic Operating
5.125%, 05/01/2026	562	528
Hilton Worldwide Finance
4.625%, 04/01/2025	530	493
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,640	2,323
iHeartCommunications
8.375%, 05/01/2027	3,679	3,203
6.375%, 05/01/2026	169	160
5.250%, 08/15/2027 (A)	2,763	2,418
IHO Verwaltungs GmbH
6.375% cash/7.125% PIK, 05/15/2029 (A)	930	711
6.000% cash/6.750% PIK, 05/15/2027 (A)	930	651
Inn of the Mountain Gods Resort & Casino
9.250% cash, 11/30/2020 (D)	2,294	2,271
Installed Building Products
5.750%, 02/01/2028 (A)	1,193	1,136
International Game Technology
6.250%, 01/15/2027 (A)	3,550	3,089
IRB Holding
6.750%, 02/15/2026 (A)	4,485	3,534
JC Penney
6.375%, 10/15/2036	4,200	315
L Brands
7.500%, 06/15/2029	1,339	1,056
6.875%, 11/01/2035	37	27
6.750%, 07/01/2036	1,225	882
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	4,014	3,954
Liberty Interactive
8.250%, 02/01/2030	4,267	3,139
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	1,375	1,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lithia Motors
4.625%, 12/15/2027 (A)	$1,635	$1,472
Macy’s Retail Holdings
3.450%, 01/15/2021	267	216
Marriott Ownership Resorts
6.500%, 09/15/2026	555	483
Mattamy Group
4.625%, 03/01/2030 (A)	1,888	1,624
Mattel
6.750%, 12/31/2025 (A)	1,965	1,998
5.875%, 12/15/2027 (A)	190	195
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	1,155	861
Melco Resorts Finance
5.250%, 04/26/2026	826	744
Men’s Wearhouse
7.000%, 07/01/2022	819	229
MGM Resorts International
6.000%, 03/15/2023	1,535	1,481
5.750%, 06/15/2025	2,407	2,154
5.500%, 04/15/2027	506	460
Midcontinent Communications
5.375%, 08/15/2027 (A)	637	617
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(D)	175	–
Monitronics International
9.125%, 04/01/2020 (B)(D)	5,936	–
National CineMedia
5.875%, 04/15/2028 (A)	150	104
Neiman Marcus Group
14.000% cash, 04/25/2024 (A)	685	206
8.750% cash/9.500% PIK, 10/15/2021 (A)(B)	762	550
8.750%, 10/25/2024 (A)	1,035	83
8.000%, 10/15/2021 (A)(B)	820	591
8.000%, 10/25/2024 (A)	631	63
Newell Brands
5.625%, 04/01/2036	90	89
4.450%, 04/01/2026	2,165	2,126
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	1,526	1,331
6.250%, 05/15/2026 (A)	1,681	1,589
Party City Holdings
6.625%, 08/01/2026 (A)	746	75
PetSmart
8.875%, 06/01/2025 (A)	1,141	1,033
7.125%, 03/15/2023 (A)	1,415	1,318
5.875%, 06/01/2025 (A)	1,104	1,087
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	466
QVC
4.750%, 02/15/2027	570	504

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 02/15/2025	$889	$731
Radiate Holdco
6.875%, 02/15/2023 (A)	812	739
Royal Caribbean Cruises
5.250%, 11/15/2022	1,512	1,096
Scientific Games International
8.250%, 03/15/2026 (A)	1,740	1,114
7.250%, 11/15/2029 (A)	35	22
7.000%, 05/15/2028 (A)	846	520
5.000%, 10/15/2025 (A)	2,864	2,492
Service International
7.500%, 04/01/2027	640	675
4.625%, 12/15/2027	415	415
Shea Homes
4.750%, 02/15/2028 (A)	711	607
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,611	1,357
4.875%, 07/31/2024 (A)	1,968	1,668
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	761
SRS Distribution
8.250%, 07/01/2026 (A)	1,350	1,026
Staples
10.750%, 04/15/2027 (A)	1,355	1,040
7.500%, 04/15/2026 (A)	1,575	1,392
Station Casinos
4.500%, 02/15/2028 (A)	3,949	3,199
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,955	3,242
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,800	1,674
Tempur Sealy International
5.500%, 06/15/2026	455	398
Tenneco
5.375%, 12/15/2024	170	95
5.000%, 07/15/2026	1,305	819
Terrier Media Buyer
8.875%, 12/15/2027 (A)	4,323	3,653
Tesla
5.300%, 08/15/2025 (A)	738	692
Toll Brothers Finance
3.800%, 11/01/2029	710	621
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	1,240	930
Urban One
7.375%, 04/15/2022 (A)	5,652	5,117
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	1,120	1,137
5.500%, 05/15/2029 (A)	1,191	1,186
Vista Outdoor
5.875%, 10/01/2023	995	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
William Carter
5.625%, 03/15/2027 (A)	$225	$218
Wolverine World Wide
5.000%, 09/01/2026 (A)	2,362	2,253
WW International
8.625%, 12/01/2025 (A)	3,122	2,677
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,600	1,488
5.250%, 05/15/2027 (A)	665	602
4.250%, 05/30/2023 (A)	150	140
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	465	423
Yum! Brands
7.750%, 04/01/2025 (A)	110	116
6.875%, 11/15/2037	1,065	1,016
5.350%, 11/01/2043	130	111
Ziggo Bond BV
6.000%, 01/15/2027 (A)	1,678	1,628
Ziggo BV
5.500%, 01/15/2027 (A)	3,529	3,529
		184,917

Consumer Staples — 3.5%
Albertsons
7.500%, 03/15/2026 (A)	1,570	1,692
5.875%, 02/15/2028 (A)	408	415
5.750%, 03/15/2025	1,207	1,220
4.875%, 02/15/2030 (A)	185	185
4.625%, 01/15/2027 (A)	1,977	1,967
3.500%, 02/15/2023 (A)	130	128
B&G Foods
5.250%, 04/01/2025	643	627
Central Garden & Pet
6.125%, 11/15/2023	495	475
5.125%, 02/01/2028	265	245
Chobani
7.500%, 04/15/2025 (A)	2,465	2,243
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,385	1,181
Cott Holdings
5.500%, 04/01/2025 (A)	1,352	1,311
Coty
6.500%, 04/15/2026 (A)	245	217
Dole Food
7.250%, 06/15/2025 (A)	1,035	818
Energizer Holdings
7.750%, 01/15/2027 (A)	1,196	1,236
5.500%, 06/15/2025 (A)	745	723
Fresh Market
9.750%, 05/01/2023 (A)	555	258
High Ridge Brands
8.875%, 03/15/2025 (A)(B)	445	4

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	$1,870	$1,864
JBS USA
5.875%, 07/15/2024 (A)	344	348
5.750%, 06/15/2025 (A)	70	71
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,254
Kraft Heinz Foods
3.000%, 06/01/2026	3,434	3,336
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	250	254
4.625%, 11/01/2024 (A)	1,215	1,197
New Albertsons
8.700%, 05/01/2030	955	974
Performance Food Group
5.500%, 10/15/2027 (A)	2,010	1,864
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	1,108	1,104
Post Holdings
5.750%, 03/01/2027 (A)	995	1,020
5.625%, 01/15/2028 (A)	955	969
5.500%, 12/15/2029 (A)	621	644
5.000%, 08/15/2026 (A)	2,463	2,535
4.625%, 04/15/2030 (A)	153	147
Rite Aid
7.700%, 02/15/2027	670	509
6.125%, 04/01/2023 (A)	2,815	2,421
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,900	2,610
Simmons Foods
5.750%, 11/01/2024 (A)	2,677	2,430
Spectrum Brands
5.750%, 07/15/2025	890	832
5.000%, 10/01/2029 (A)	100	85
Sysco
5.950%, 04/01/2030	50	53
5.650%, 04/01/2025	75	78
Vector Group
10.500%, 11/01/2026 (A)	3,220	2,689
6.125%, 02/01/2025 (A)	605	551
		44,784

Energy — 6.7%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	767	491
5.750%, 01/15/2028 (A)	155	99
5.375%, 09/15/2024	280	195
Antero Resources
5.625%, 06/01/2023	420	168
5.125%, 12/01/2022	380	198
Archrock Partners
6.250%, 04/01/2028 (A)	1,884	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 10/01/2022	$635	$635
Ascent Resources Utica Holdings
7.000%, 11/01/2026 (A)	40	11
Baytex Energy
8.750%, 04/01/2027 (A)	1,565	597
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	119
6.125%, 11/15/2022 (A)	1,873	1,405
Buckeye Partners
4.500%, 03/01/2028 (A)	230	189
4.125%, 03/01/2025 (A)	230	194
4.125%, 12/01/2027	305	250
Calfrac Holdings
8.500%, 06/15/2026 (A)	1,504	113
Carrizo Oil & Gas
8.250%, 07/15/2025	185	30
6.250%, 04/15/2023	245	58
Centennial Resource Production
6.875%, 04/01/2027 (A)	1,912	468
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024 (A)	542	476
5.875%, 03/31/2025	360	302
5.125%, 06/30/2027	3,178	2,822
3.700%, 11/15/2029 (A)	565	422
Cheniere Energy Partners
5.625%, 10/01/2026	3,112	2,863
4.500%, 10/01/2029 (A)	3,151	2,741
Chesapeake Energy
11.500%, 01/01/2025 (A)	874	148
7.500%, 10/01/2026	2,515	176
7.000%, 10/01/2024	1,135	85
6.125%, 02/15/2021	1,567	219
Citgo Holding
9.250%, 08/01/2024 (A)	1,408	1,148
CITGO Petroleum
6.250%, 08/15/2022 (A)	2,130	1,917
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	1,656
CNX Resources
7.250%, 03/14/2027 (A)	575	406
Covey Park Energy
7.500%, 05/15/2025 (A)	554	360
Crestwood Midstream Partners
6.250%, 04/01/2023	565	316
5.750%, 04/01/2025	1,630	958
5.625%, 05/01/2027 (A)	265	146
CVR Energy
5.750%, 02/15/2028 (A)	1,425	1,065
5.250%, 02/15/2025 (A)	825	641
DCP Midstream Operating
8.125%, 08/16/2030	1,285	771
5.125%, 05/15/2029	538	339

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$811	$789
Denbury Resources
9.250%, 03/31/2022 (A)	439	105
9.000%, 05/15/2021 (A)	505	148
Dominion Energy Inc
3.375%, 04/01/2030	267	264
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	160	110
Energy Transfer
5.500%, 06/01/2027	1,564	1,662
EnLink Midstream
5.375%, 06/01/2029	4,001	2,081
EnLink Midstream Partners
4.850%, 07/15/2026	190	93
4.400%, 04/01/2024	365	184
Enviva Partners
6.500%, 01/15/2026 (A)	560	546
EP Energy
9.375%, 05/01/2020 (B)	972	–
9.375%, 05/01/2024 (A)(B)	1,017	2
8.000%, 11/29/2024 (A)(B)	260	5
8.000%, 02/15/2025 (A)(B)	653	1
7.750%, 05/15/2026 (A)(B)	1,385	166
6.375%, 06/15/2023 (B)	669	–
Equities
7.000%, 02/01/2030	193	144
6.125%, 02/01/2025	193	149
3.900%, 10/01/2027	1,852	1,277
Exterran Energy Solutions
8.125%, 05/01/2025	3,002	1,981
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	2,869	509
5.625%, 02/01/2026 (A)	2,610	431
FTS International
6.250%, 05/01/2022	1,524	530
Genesis Energy
7.750%, 02/01/2028	238	166
6.500%, 10/01/2025	825	596
Great Western Petroleum
9.000%, 09/30/2021 (A)	1,872	1,198
Gulfport Energy
6.375%, 05/15/2025	183	44
6.375%, 01/15/2026	1,353	264
6.000%, 10/15/2024	215	53
Hess Midstream Operations
5.625%, 02/15/2026 (A)	1,593	1,125
5.125%, 06/15/2028 (A)	300	211
Hilcorp Energy I
6.250%, 11/01/2028 (A)	580	255
5.750%, 10/01/2025 (A)	1,011	465
5.000%, 12/01/2024 (A)	1,870	860

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Holly Energy Partners
5.000%, 02/01/2028 (A)	$558	$467
Laredo Petroleum
10.125%, 01/15/2028	1,434	545
9.500%, 01/15/2025	1,058	423
MEG Energy
7.125%, 02/01/2027 (A)	3,556	1,757
7.000%, 03/31/2024 (A)	241	111
6.500%, 01/15/2025 (A)	384	243
Midstates Petroleum (Escrow Security)
10.000%, 06/01/2020 (B)(D)	720	–
Nabors Industries
7.250%, 01/15/2026 (A)	155	53
5.750%, 02/01/2025	430	95
NGL Energy Partners
6.125%, 03/01/2025	2,186	743
Nine Energy Service
8.750%, 11/01/2023 (A)	1,414	354
Noble Holding International
8.950%, 04/01/2045	1,755	88
7.750%, 01/15/2024	1,865	168
Northern Oil and Gas
8.500% cash/1.000% PIK, 05/15/2023	1,863	1,267
Oasis Petroleum
6.875%, 01/15/2023	575	118
6.250%, 05/01/2026 (A)	375	60
Occidental Petroleum
4.200%, 03/15/2048	267	114
4.100%, 02/01/2021	514	437
3.400%, 04/15/2026	360	173
2.700%, 02/15/2023	1,376	815
Parkland Fuel
5.875%, 07/15/2027 (A)	2,065	1,936
Parsley Energy
5.375%, 01/15/2025 (A)	1,838	1,420
5.250%, 08/15/2025 (A)	395	300
4.125%, 02/15/2028 (A)	300	204
PBF Holding
6.000%, 02/15/2028 (A)	205	135
PDC Energy
5.750%, 05/15/2026	2,020	1,131
Peabody Energy
6.375%, 03/31/2025 (A)	769	400
6.000%, 03/31/2022 (A)	340	231
Precision Drilling
7.750%, 12/15/2023	280	112
7.125%, 01/15/2026 (A)	285	94
6.500%, 12/15/2021	27	21
QEP Resources
5.625%, 03/01/2026	714	261
Range Resources
5.000%, 08/15/2022	1,441	1,080

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2023	$953	$696
4.875%, 05/15/2025	783	466
Sabine Pass Liquefaction
5.875%, 06/30/2026	20	18
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,181	658
Seventy Seven Energy (Escrow Security)
6.500%, 10/15/2020 (B)(D)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 10/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,689	807
SM Energy
6.625%, 01/15/2027	258	75
6.125%, 11/15/2022	105	44
5.625%, 06/01/2025	295	80
5.000%, 01/15/2024	1,288	425
Southwestern Energy
7.750%, 10/01/2027	1,486	977
7.500%, 04/01/2026	1,381	905
6.200%, 01/23/2025	644	439
Summit Midstream Holdings
5.750%, 04/15/2025	1,131	124
5.500%, 08/15/2022	1,548	279
Sunoco
6.000%, 04/15/2027	415	357
5.875%, 03/15/2028	1,585	1,316
5.500%, 02/15/2026	1,515	1,311
Tallgrass Energy Partners
6.000%, 03/01/2027 (A)	1,795	951
Targa Resources Partners
6.875%, 01/15/2029	288	232
6.750%, 03/15/2024	1,005	884
6.500%, 07/15/2027	3,388	2,888
5.875%, 04/15/2026	375	311
5.000%, 01/15/2028	2,056	1,657
4.250%, 11/15/2023	65	56
Transocean
8.000%, 02/01/2027 (A)	2,075	986
7.500%, 01/15/2026 (A)	355	167
7.500%, 04/15/2031	2,276	580
7.250%, 11/01/2025 (A)	160	80
Transocean Guardian
5.875%, 01/15/2024 (A)	1,559	1,247
Transocean Pontus
6.125%, 08/01/2025 (A)	2,035	1,648
Transocean Poseidon
6.875%, 02/01/2027 (A)	1,327	1,075
USA Compression Partners
6.875%, 04/01/2026	1,805	1,128
Valaris
7.375%, 06/15/2025	664	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.850%, 01/15/2044	$2,145	$429
5.400%, 12/01/2042	280	56
4.875%, 06/01/2022	2,040	443
Vine Oil & Gas
9.750%, 04/15/2023 (A)	2,497	590
Western Midstream Operating
5.375%, 06/01/2021	1,087	869
Whiting Petroleum
6.625%, 01/15/2026 (B)	515	35
6.250%, 04/01/2023 (B)	350	26
WPX Energy
8.250%, 08/01/2023	321	236
5.750%, 06/01/2026	624	356
5.250%, 10/15/2027	1,485	817
		85,124

Financials — 6.1%
Acrisure
10.125%, 08/01/2026 (A)	699	650
8.125%, 02/15/2024 (A)	1,556	1,516
AHP Health Partners
9.750%, 07/15/2026 (A)	1,559	1,349
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	2,167	2,029
Ally Financial
8.000%, 11/01/2031	108	125
5.750%, 11/20/2025	861	842
AmWINS Group
7.750%, 07/01/2026 (A)	559	548
Ardonagh Midco 3
8.625%, 07/15/2023 (A)	2,080	1,852
Ares Capital
4.250%, 03/01/2025	1,138	978
AssuredPartners
7.000%, 08/15/2025 (A)	2,979	2,681
Athene Holdings Ltd
6.150%, 04/03/2030	1,067	1,065
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	2,077	1,794
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (C)	855	866
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842% (C)	1,880	1,649
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	1,564
BGC Partners
3.750%, 10/01/2024	1,415	1,266
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905% (C)	50	48

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, VAR United States Secured Overnight Financing Rate+3.813% (C)	$1,647	$1,506
Donnelley Financial Solutions
8.250%, 10/15/2024	603	567
E*TRADE Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.435% (C)	855	802
5.300%, VAR ICE LIBOR USD 3 Month+3.160% (C)	535	482
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	1,380	1,363
Freedom Mortgage
8.250%, 04/15/2025 (A)	4,805	3,772
8.125%, 11/15/2024 (A)	1,780	1,434
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,945	1,733
HUB International
7.000%, 05/01/2026 (A)	2,768	2,740
Hunt
6.250%, 02/15/2026 (A)	937	700
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,440	1,403
Issuer
6.250%, 03/01/2028 (A)	3,457	2,904
Jefferies Finance
6.250%, 06/03/2026 (A)	834	771
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (C)	856	804
4.000%, VAR United States Secured Overnight Financing Rate+2.745% (C)	845	722
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	1,317	1,040
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760% (C)	1,965	1,687
LPL Holdings
5.750%, 09/15/2025 (A)	1,722	1,653
4.625%, 11/15/2027 (A)	3,436	3,143
Merger Sub II
10.750%, 08/01/2027 (A)	1,775	1,544
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	204	177
5.625%, 05/01/2024	1,130	1,085
4.500%, 09/01/2026	1,618	1,343
4.500%, 01/15/2028	153	130
MSCI
5.375%, 05/15/2027 (A)	300	305
4.000%, 11/15/2029 (A)	1,415	1,406

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	$2,571	$2,327
6.000%, 01/15/2027 (A)	759	645
Navient
5.000%, 03/15/2027	706	607
NFP
8.000%, 07/15/2025 (A)	2,076	1,900
Quicken Loans
5.250%, 01/15/2028 (A)	2,217	2,168
Saracen Development
11.000% cash, 10/15/2025 (A)(D)(G)	2,230	2,330
Service Properties Trust
4.950%, 02/15/2027	1,415	1,072
Springleaf Finance
7.125%, 03/15/2026	3,005	2,975
6.875%, 03/15/2025	1,000	1,007
6.625%, 01/15/2028	342	323
5.375%, 11/15/2029	749	685
Starwood Property Trust
4.750%, 03/15/2025	1,366	1,202
Tempo Acquisition
6.750%, 06/01/2025 (A)	1,215	1,112
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	778	638
WeWork
7.875%, 05/01/2025 (A)	3,005	1,112
YPSO Finance
6.000%, 02/15/2028 (A)	1,756	1,545
		77,686

Health Care — 7.0%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (D)	442	387
Acadia Healthcare
5.625%, 02/15/2023	2,560	2,412
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	3,080	2,710
AMN Healthcare
4.625%, 10/01/2027 (A)	1,413	1,339
ASP AMC
8.000%, 05/15/2025 (A)	3,826	2,249
Avantor
9.000%, 10/01/2025 (A)	286	301
6.000%, 10/01/2024 (A)	575	602
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,787
7.000%, 03/15/2024 (A)	805	820
7.000%, 01/15/2028 (A)	290	298
6.500%, 03/15/2022 (A)	900	909
6.125%, 04/15/2025 (A)	2,535	2,497

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 05/15/2023 (A)	$44	$44
5.250%, 01/30/2030 (A)	2,895	2,737
5.000%, 01/30/2028 (A)	890	843
Bausch Health Americas
9.250%, 04/01/2026 (A)	3,536	3,737
8.500%, 01/31/2027 (A)	1,754	1,833
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	355	300
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	453	439
Centene
5.375%, 06/01/2026 (A)	3,645	3,755
4.750%, 01/15/2025	1,829	1,834
4.625%, 12/15/2029 (A)	2,717	2,731
4.250%, 12/15/2027 (A)	652	639
3.375%, 02/15/2030 (A)	320	298
Charles River Laboratories International
4.250%, 05/01/2028 (A)	846	815
CHS
8.625%, 01/15/2024 (A)	1,450	1,431
DaVita
5.000%, 05/01/2025	1,250	1,248
Encompass Health
5.750%, 09/15/2025	915	888
4.500%, 02/01/2028	375	368
Endo
6.000%, 07/15/2023 (A)	2,645	1,916
Endo Dac
6.000%, 02/01/2025 (A)	698	475
Endo Finance
5.750%, 01/15/2022 (A)	981	726
Envision Healthcare
8.750%, 10/15/2026 (A)	3,292	807
HCA
5.875%, 02/15/2026	4,595	4,836
5.875%, 02/01/2029	1,470	1,555
5.625%, 09/01/2028	821	859
5.375%, 02/01/2025	4,756	4,863
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	625	631
4.375%, 09/15/2027 (A)	670	660
Hologic
4.375%, 10/15/2025 (A)	440	436
Horizon Pharma USA
5.500%, 08/01/2027 (A)	2,417	2,426
Immucor
11.125%, 02/15/2022 (A)	1,030	927
IQVIA
5.000%, 10/15/2026 (A)	805	821
LifePoint Health
4.375%, 02/15/2027 (A)	3,453	3,253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	$315	$78
5.500%, 04/15/2025 (A)	630	132
MEDNAX
6.250%, 01/15/2027 (A)	425	341
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,713	1,490
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	1,346	1,157
6.625%, 05/15/2022 (A)	2,106	1,990
Par Pharmaceutical
7.500%, 04/01/2027 (A)	1,904	1,895
Prestige Brands
5.125%, 01/15/2028 (A)	115	114
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	1,190	1,026
Radiology Partners
9.250%, 02/01/2028 (A)	1,375	1,190
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	316	299
8.250%, 05/01/2023 (A)	1,347	1,395
Select Medical
6.250%, 08/15/2026 (A)	841	841
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	596
Tenet Healthcare
8.125%, 04/01/2022	75	71
7.000%, 08/01/2025	840	731
6.750%, 06/15/2023	1,410	1,301
6.250%, 02/01/2027 (A)	1,683	1,641
5.125%, 05/01/2025	1,729	1,651
5.125%, 11/01/2027 (A)	480	457
4.875%, 01/01/2026 (A)	1,460	1,391
4.625%, 07/15/2024	2,427	2,318
WellCare Health Plans
5.250%, 04/01/2025	1,365	1,317
West Street Merger Sub
6.375%, 09/01/2025 (A)	1,141	995
		89,859

Industrials — 9.4%
ACCO Brands
5.250%, 12/15/2024 (A)	420	403
ADT Security
4.875%, 07/15/2032 (A)	938	797
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	383	341
Alcoa
5.125%, 10/01/2024	30	30
Allied Universal Holdco
9.750%, 07/15/2027 (A)	828	780

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allison Transmission
5.875%, 06/01/2029 (A)	$210	$197
5.000%, 10/01/2024 (A)	220	213
4.750%, 10/01/2027 (A)	1,434	1,319
American Airlines Group
5.000%, 06/01/2022 (A)	2,436	1,955
3.750%, 03/01/2025 (A)	545	381
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,147	1,044
American Woodmark
4.875%, 03/15/2026 (A)	585	546
Arconic
6.125%, 02/15/2028 (A)	656	671
5.900%, 02/01/2027	535	500
ASGN
4.625%, 05/15/2028 (A)	1,122	1,042
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,270	1,016
5.250%, 03/15/2025 (A)	195	153
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	682	581
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	850	767
4.500%, 11/15/2026 (A)	297	274
Boeing
3.100%, 05/01/2026	282	259
2.700%, 05/01/2022	730	691
2.700%, 02/01/2027	99	91
2.350%, 10/30/2021	79	75
1.875%, 06/15/2023	51	47
Bombardier
7.875%, 04/15/2027 (A)	820	547
7.500%, 12/01/2024 (A)	2,271	1,533
7.500%, 03/15/2025 (A)	675	482
6.000%, 10/15/2022 (A)	2,756	2,067
5.750%, 03/15/2022 (A)	920	697
Builders FirstSource
5.000%, 03/01/2030 (A)	853	768
BWX Technologies
5.375%, 07/15/2026 (A)	1,661	1,595
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	1,817	1,685
CDW
5.000%, 09/01/2025	550	567
4.250%, 04/01/2028	370	372
Clean Harbors
4.875%, 07/15/2027 (A)	1,525	1,493
Cloud Crane
10.125%, 08/01/2024 (A)	1,100	866
Core & Main
6.125%, 08/15/2025 (A)	2,006	1,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Core & Main Holdings
8.625% cash/9.375% PIK, 09/15/2024 (A)	$1,235	$1,130
DAE Funding
5.750%, 11/15/2023 (A)	2,681	2,494
4.500%, 08/01/2022 (A)	660	612
EnerSys
4.375%, 12/15/2027 (A)	559	525
EnPro Industries
5.750%, 10/15/2026	328	316
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,310	1,212
6.500%, 10/01/2025 (A)	720	527
GFL Environmental
8.500%, 05/01/2027 (A)	232	233
7.000%, 06/01/2026 (A)	2,808	2,718
5.125%, 12/15/2026 (A)	205	200
Global A&T Electronics
8.500%, 01/12/2023	6,194	5,019
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,685	1,446
Griffon
5.750%, 03/01/2028 (A)	2,055	1,932
H&E Equipment Services
5.625%, 09/01/2025	1,475	1,368
Harsco
5.750%, 07/31/2027 (A)	465	430
Herc Holdings
5.500%, 07/15/2027 (A)	2,160	2,009
Hertz
7.625%, 06/01/2022 (A)	172	139
7.125%, 08/01/2026 (A)	465	246
6.000%, 01/15/2028 (A)	1,663	873
5.500%, 10/15/2024 (A)	566	321
Hillman Group
6.375%, 07/15/2022 (A)	3,678	2,855
IAA
5.500%, 06/15/2027 (A)	625	605
Icahn Enterprises
4.750%, 09/15/2024	3,555	3,270
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,157
4.750%, 01/15/2025 (A)	200	188
JELD-WEN
4.875%, 12/15/2027 (A)	215	190
4.625%, 12/15/2025 (A)	355	312
Korn Ferry
4.625%, 12/15/2027 (A)	2,822	2,452
LTF Merger
8.500%, 06/15/2023 (A)	830	681

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masonite International
5.375%, 02/01/2028 (A)	$2,000	$1,966
Moog
4.250%, 12/15/2027 (A)	1,505	1,358
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	1,945	1,940
6.250%, 03/15/2026 (A)	2,935	2,700
Nielsen Finance
5.000%, 04/15/2022 (A)	1,671	1,540
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	826	766
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	287
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,044	1,023
RBS Global
4.875%, 12/15/2025 (A)	2,022	1,891
Remington Arms
0.000%, 12/31/2049 (D)	1,245	–
Sensata Technologies
5.000%, 10/01/2025 (A)	1,594	1,510
4.375%, 02/15/2030 (A)	2,687	2,418
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,345	1,318
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	4,116	3,716
SPX FLOW
5.875%, 08/15/2026 (A)	230	221
5.625%, 08/15/2024 (A)	170	165
Standard Industries
4.750%, 01/15/2028 (A)	725	668
Stericycle
5.375%, 07/15/2024 (A)	1,498	1,483
Stevens Holding
6.125%, 10/01/2026 (A)	245	242
Summit Materials
6.125%, 07/15/2023	391	387
5.125%, 06/01/2025 (A)	2,709	2,519
Team Health Holdings
6.375%, 02/01/2025 (A)	833	308
Teck Resources
6.125%, 10/01/2035	269	247
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	1,146	1,011
Terex
5.625%, 02/01/2025 (A)	710	667
Titan Acquisition
7.750%, 04/15/2026 (A)	636	531
TransDigm
6.375%, 06/15/2026	623	597
6.250%, 03/15/2026 (A)	3,760	3,746
5.500%, 11/15/2027 (A)	1,982	1,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransDigm UK Holdings
6.875%, 05/15/2026	$780	$725
TriMas
4.875%, 10/15/2025 (A)	205	193
Triumph Group
7.750%, 08/15/2025	1,405	1,019
6.250%, 09/15/2024 (A)	70	62
Tutor Perini
6.875%, 05/01/2025 (A)	4,435	3,681
Uber Technologies
7.500%, 11/01/2023 (A)	1,933	1,880
United Rentals North America
6.500%, 12/15/2026	580	589
5.875%, 09/15/2026	380	385
5.500%, 05/15/2027	991	1,000
4.875%, 01/15/2028	1,171	1,136
4.625%, 10/15/2025	1,660	1,594
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	256
Wabash National
5.500%, 10/01/2025 (A)	475	378
Weekley Homes
6.625%, 08/15/2025	2,795	2,516
Welbilt
9.500%, 02/15/2024	240	204
Wolverine Escrow
13.125%, 11/15/2027 (A)	240	192
9.000%, 11/15/2026 (A)	620	504
XPO Logistics
6.750%, 08/15/2024 (A)	1,781	1,741
6.500%, 06/15/2022 (A)	240	241
6.125%, 09/01/2023 (A)	230	225
		119,696

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	390
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	638
Anixter
6.000%, 12/01/2025	225	220
5.500%, 03/01/2023	230	229
Ascend Learning
6.875%, 08/01/2025 (A)	530	515
Avaya (Escrow Security)
7.000%, 04/01/2019 (B)	2,794	–
Broadcom
4.750%, 04/15/2029 (A)	1,401	1,421
CA
4.700%, 03/15/2027	1,771	1,692
CDK Global
5.250%, 05/15/2029 (A)	190	194

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
5.500%, 06/15/2024 (A)	$897	$828
CommScope Finance
8.250%, 03/01/2027 (A)	1,393	1,343
6.000%, 03/01/2026 (A)	1,300	1,298
5.500%, 03/01/2024 (A)	320	324
CommScope Technologies
6.000%, 06/15/2025 (A)	3,550	3,249
5.000%, 03/15/2027 (A)	275	239
Dell International
6.020%, 06/15/2026 (A)	1,921	1,983
5.300%, 10/01/2029 (A)	571	583
Diebold Nixdorf
8.500%, 04/15/2024	440	286
DXC Technology
4.750%, 04/15/2027	852	849
Entegris
4.625%, 02/10/2026 (A)	995	945
Gartner
5.125%, 04/01/2025 (A)	245	240
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	2,294	2,346
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,899	1,916
Infor US
6.500%, 05/15/2022	2,405	2,363
MagnaChip Semiconductor
6.625%, 07/15/2021	345	337
Micron Technology
5.327%, 02/06/2029	1,419	1,550
MTS Systems
5.750%, 08/15/2027 (A)	140	130
NCR
6.125%, 09/01/2029 (A)	450	420
5.750%, 09/01/2027 (A)	1,755	1,597
Nuance Communications
5.625%, 12/15/2026	1,757	1,710
Open Text Holdings
4.125%, 02/15/2030 (A)	1,001	941
Plantronics
5.500%, 05/31/2023 (A)	725	527
Presidio Holdings
4.875%, 02/01/2027 (A)	1,910	1,709
PTC
4.000%, 02/15/2028 (A)	1,005	965
3.625%, 02/15/2025 (A)	976	913
Qorvo
4.375%, 10/15/2029 (A)	840	781
Rackspace Hosting
8.625%, 11/15/2024 (A)	1,415	1,270
Sabre
5.375%, 04/15/2023 (A)	895	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 11/15/2023 (A)	$1,375	$1,251
Science Applications International
4.875%, 04/01/2028 (A)	1,175	1,128
Seagate HDD Cayman
5.750%, 12/01/2034	856	800
SS&C Technologies
5.500%, 09/30/2027 (A)	1,321	1,377
ViaSat
5.625%, 09/15/2025 (A)	838	783
VMware
3.900%, 08/21/2027	684	674
		43,773

Materials — 9.1%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	265
6.750%, 09/30/2024 (A)	495	480
6.125%, 05/15/2028 (A)	1,098	999
Aleris International
10.750%, 07/15/2023 (A)	693	672
Allegheny Technologies
5.875%, 12/01/2027	174	145
Alpha 2 BV
8.750% cash/8.750% PIK, 06/01/2023 (A)	1,695	1,526
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,658
ARD Finance
7.125% cash/7.875% PIK, 06/30/2027 (A)	1,309	1,124
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	1,290	1,294
5.250%, 08/15/2027 (A)	1,580	1,619
Ashland
6.875%, 05/15/2043	851	860
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	278
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,240	2,880
Berry Global
5.625%, 07/15/2027 (A)	1,515	1,565
4.500%, 02/15/2026 (A)	2,593	2,502
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	1,434	1,448
Boart Longyear Management Pty
10.000%, 12/31/2022	1,849	1,480
BWAY Holding
7.250%, 04/15/2025 (A)	2,762	2,196
Cascades
5.375%, 01/15/2028 (A)	282	269
5.125%, 01/15/2026 (A)	282	273

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (D)(E)(G)	$5,650	$5
CF Industries
5.150%, 03/15/2034	677	687
4.950%, 06/01/2043	1,135	1,078
Chemours
7.000%, 05/15/2025	320	266
6.625%, 05/15/2023	600	510
5.375%, 05/15/2027	511	391
Clearwater Paper
5.375%, 02/01/2025 (A)	910	828
Cleveland-Cliffs
6.750%, 03/15/2026 (A)	830	739
4.875%, 01/15/2024 (A)	998	913
Compass Minerals International
6.750%, 12/01/2027 (A)	1,120	1,011
Constellium
6.625%, 03/01/2025 (A)	350	315
5.875%, 02/15/2026 (A)	971	845
5.750%, 05/15/2024 (A)	532	475
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,115	4,233
Crown Americas
4.750%, 02/01/2026	835	856
4.250%, 09/30/2026	2,295	2,261
CVR Partners
9.250%, 06/15/2023 (A)	1,385	1,110
Eldorado
9.500%, 06/01/2024 (A)	1,430	1,408
Element Solutions
5.875%, 12/01/2025 (A)	2,050	2,009
First Quantum Minerals
7.500%, 04/01/2025 (A)	2,645	2,201
7.250%, 05/15/2022 (A)	1,377	1,213
7.250%, 04/01/2023 (A)	608	512
6.875%, 03/01/2026 (A)	2,106	1,690
6.500%, 03/01/2024 (A)	560	465
Flex Acquisition
7.875%, 07/15/2026 (A)	822	757
6.875%, 01/15/2025 (A)	2,339	2,187
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,139	1,014
Freeport-McMoRan
5.450%, 03/15/2043	3,230	2,891
5.400%, 11/14/2034	2,928	2,708
5.250%, 09/01/2029	1,085	1,022
5.000%, 09/01/2027	1,060	984
4.250%, 03/01/2030	855	744
4.125%, 03/01/2028	1,189	1,037
3.875%, 03/15/2023	2,250	2,126
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Greif
6.500%, 03/01/2027 (A)	$345	$331
Hecla Mining
7.250%, 02/15/2028	1,320	1,162
Hexion
7.875%, 07/15/2027 (A)	3,330	2,830
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,220
Innophos Holdings
9.375%, 02/15/2028 (A)	1,555	1,508
Kaiser Aluminum
13.000%, 01/31/2024 (D)(G)	369	369
4.625%, 03/01/2028 (A)	1,200	1,065
Kraton Polymers
7.000%, 04/15/2025 (A)	1,925	1,704
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	270
6.750%, 07/15/2026 (A)	390	359
LSB Industries
9.625%, 05/01/2023 (A)	3,570	2,963
Mineral Resources
8.125%, 05/01/2027 (A)	2,505	2,347
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,715	1,955
New Gold
6.375%, 05/15/2025 (A)	1,055	980
6.250%, 11/15/2022 (A)	952	925
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	2,115	1,036
NOVA Chemicals
5.250%, 06/01/2027 (A)	250	211
5.000%, 05/01/2025 (A)	1,800	1,512
4.875%, 06/01/2024 (A)	300	263
Novelis
5.875%, 09/30/2026 (A)	1,884	1,849
4.750%, 01/30/2030 (A)	850	757
OCI
5.250%, 11/01/2024 (A)	459	395
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	570
5.875%, 08/15/2023 (A)	679	665
PQ
6.750%, 11/15/2022 (A)	380	382
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,715	4,801
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(D)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	1,183	1,202
Reynolds Group Issuer
5.331%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	585

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scotts Miracle-Gro
5.250%, 12/15/2026	$1,010	$960
4.500%, 10/15/2029	927	883
Sealed Air
4.000%, 12/01/2027 (A)	1,128	1,049
Silgan Holdings
4.125%, 02/01/2028 (A)	1,135	1,047
Starfruit Finco BV
8.000%, 10/01/2026 (A)	1,955	1,856
Taseko Mines
8.750%, 06/15/2022 (A)	978	440
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,281
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,062	1,711
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	630	531
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	818	822
5.500%, 08/15/2026 (A)	1,356	1,349
Tronox
6.500%, 04/15/2026 (A)	668	601
Tronox Finance
5.750%, 10/01/2025 (A)	1,284	1,146
United States Steel
6.250%, 03/15/2026	785	495
Valvoline
4.250%, 02/15/2030 (A)	185	173
Venator Finance Sarl
5.750%, 07/15/2025 (A)	761	594
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,650	1,370
		116,083

Real Estate — 1.8%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	2,453	1,990
CoreCivic
5.000%, 10/15/2022	245	231
4.625%, 05/01/2023	475	432
Crown Castle International
3.300%, 07/01/2030	133	132
Equinix
5.875%, 01/15/2026	605	617
GEO Group
5.875%, 01/15/2022	280	252
5.125%, 04/01/2023	1,805	1,354
Iron Mountain
5.250%, 03/15/2028 (A)	1,357	1,340
4.875%, 09/15/2027 (A)	1,667	1,617
4.875%, 09/15/2029 (A)	1,940	1,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
iStar
4.750%, 10/01/2024	$566	$475
4.250%, 08/01/2025	1,119	920
Lamar Media
4.000%, 02/15/2030 (A)	565	526
3.750%, 02/15/2028 (A)	847	794
MPT Operating Partnership
5.000%, 10/15/2027	998	968
4.625%, 08/01/2029	1,355	1,260
Realogy Group
4.875%, 06/01/2023 (A)	986	828
RHP Hotel Properties
5.000%, 04/15/2023	415	324
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	1,895	1,421
SBA Communications
4.875%, 09/01/2024	235	238
3.875%, 02/15/2027 (A)	564	565
Uniti Group
8.250%, 10/15/2023	636	487
7.875%, 02/15/2025 (A)	813	748
7.125%, 12/15/2024 (A)	705	524
6.000%, 04/15/2023 (A)	2,140	1,947
VICI Properties
4.625%, 12/01/2029 (A)	448	409
4.250%, 12/01/2026 (A)	429	394
4.125%, 08/15/2030 (A)	816	764
3.750%, 02/15/2027 (A)	200	189
		23,568

Utilities — 2.1%
AES
6.000%, 05/15/2026	140	138
5.500%, 04/15/2025	415	407
AmeriGas Partners
5.875%, 08/20/2026	485	465
5.500%, 05/20/2025	1,658	1,525
Calpine
5.250%, 06/01/2026 (A)	1,154	1,096
5.125%, 03/15/2028 (A)	998	918
4.500%, 02/15/2028 (A)	3,116	3,020
Consolidated Edison of New York
3.950%, 04/01/2050	892	938
Edison International
4.950%, 04/15/2025	107	107
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	1,139	1,110
4.250%, 07/15/2024 (A)	2,176	2,122
NRG Energy
7.250%, 05/15/2026	1,890	1,980
6.625%, 01/15/2027	176	183
5.250%, 06/15/2029 (A)	123	127

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Talen Energy Supply
6.625%, 01/15/2028 (A)	$1,635	$1,373
TerraForm Power Operating
4.250%, 01/31/2023 (A)	1,474	1,463
Vistra Operations
5.625%, 02/15/2027 (A)	2,614	2,696
5.500%, 09/01/2026 (A)	920	948
5.000%, 07/31/2027 (A)	2,537	2,575
4.300%, 07/15/2029 (A)	1,636	1,450
3.700%, 01/30/2027 (A)	2,119	1,886
3.550%, 07/15/2024 (A)	565	531
		27,058

Total Corporate Obligations (Cost $1,152,098) ($ Thousands)		983,261

LOAN PARTICIPATIONS – 9.0%
Academy, Ltd., Initial Term Loan, 1st Lien
6.100%, VAR LIBOR+4.000%, 07/01/2022	–	–
5.581%, VAR LIBOR+4.000%, 07/01/2022	5,743	3,066
AI Agua Merger (Culligan), Term Loan B-1, 1st Lien
4.322%, 12/13/2023	1,047	890
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.863%, VAR LIBOR+4.250%, 03/14/2025	1,019	907
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
4.932%, VAR LIBOR+3.250%, 04/28/2022	1,680	1,550
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 07/10/2026	880	810
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
5.820%, 04/01/2022	1,266	1,084
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.080%, 04/22/2026	75	55
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.489%, VAR LIBOR+4.250%, 09/02/2024	2,147	1,417
Arconic Corporation, Initial Term Loan, 1st Lien
2.750%, 02/04/2027	465	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	$142	$126
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
7.489%, VAR LIBOR+6.000%, 08/04/2025	2,313	2,108
Avaya Inc., Tranche B Term Loan, 2nd Lien
4.955%, 12/15/2024	74	63
AVSC Holding Corp., 2019 Incremental Term Loan, 1st Lien
6.204%, VAR LIBOR+4.500%, 10/15/2026	1,030	618
Banijay, Term Loan, 1st Lien
0.000%, 03/04/2025 (H)	45	40
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.612%, VAR LIBOR+3.000%, 06/02/2025	518	490
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.450%, VAR LIBOR+5.000%, 08/23/2023	1,292	1,228
Boardriders, Inc., Initial Loan, 1st Lien
8.277%, 04/23/2024	2,099	1,498
0.000%, 04/23/2024 (H)	–	–
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
4.924%, 05/21/2025	1,310	661
Buckeye Partners, L.P., Initial Term Loan, 1st Lien
4.265%, VAR LIBOR+2.750%, 11/01/2026	230	210
BWay Holding Company , Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.250%, 04/03/2024	4,106	3,329
3.456%, VAR LIBOR+3.250%, 04/03/2024	6	5
Carestream Health, Inc., Extended Term Loan, 1st Lien
11.572%, 06/07/2021	1,637	1,371
7.322%, 02/28/2021	1,464	1,323
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	3,937	3,172
CenturyLink, Inc., Term B Loan, 1st Lien
2.250%, 03/15/2027	155	144
Cenveo Corporation, Exit Term Loan
12.750%, 06/07/2023 (D)	9	9

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (D)	$1,555	$1,508
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.500%, 12/18/2026	1,139	937
ConvergeOne Holdings, Corp., Initial Term Loan
5.989%, 01/04/2026	3,258	2,476
Coty Inc., Term B USD Loan, 1st Lien
3.255%, 04/07/2025	1,660	1,313
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
10.250%, 08/31/2022	1,733	1,531
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.072%, VAR LIBOR+8.000%, 09/30/2020 (D)	2,112	1,795
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.739%, 10/10/2025	5,766	2,912
Epic Crude Services, LP, Term Loan, 1st Lien
6.620%, 03/02/2026	1,720	1,124
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
7.620%, 06/13/2024	2,078	1,500
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
0.149%, 02/05/2027	1,282	1,115
Foresight Energy LLC, Term Loan, 1st Lien
7.363%, VAR LIBOR+5.750%, 03/28/2022 (B)	1,221	159
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.350%, VAR LIBOR+3.750%, 06/15/2024	930	880
Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1st Lien
1.750%, 03/01/2027	466	436
Gates Global LLC, Term Loan B, 1st Lien
3.750%, 04/01/2024	507	437
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
3.989%, 05/30/2025	336	324
Go Wireless, Inc., Senior Lien Term Loan, 1st Lien
7.500%, 12/22/2024	354	276
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.950%, VAR LIBOR+5.500%, 11/13/2021 (D)	402	287
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
6.463%, 11/03/2023	274	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hub International Limited, 2019 Incremental Term Loan, 1st Lien
5.692%, VAR LIBOR+4.000%, 04/25/2025	$800	$750
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.989%, 05/01/2026	747	626
II-VI
4.489%, 09/24/2026	1,107	912
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.280%, 12/19/2022 (D)	654	530
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.250%, 02/25/2027	98	84
Innophos Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, 02/05/2027	1,080	915
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	474	365
J.C. Penney Company, Inc., Term Loan B, 1st Lien
5.863%, 06/23/2023	1,924	757
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	825	785
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (D)	57	—
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
6.256%, 05/15/2023	214	190
5.000%, 05/15/2023	111	99
Kronos Incorporated, Initial Term Loan, 1st Lien
10.013%, 10/18/2024	667	611
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.527%, 08/29/2022	4,012	2,865
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	28	22
8.056%, 10/01/2024	5,275	4,127
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 1st Lien
13.500%, VAR LIBOR+12.500%, 12/07/2020 (D)	155	23
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.375%, VAR LIBOR+8.125%, 06/30/2020 (D)	6,939	6,210

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, 05/08/2025 (D)	$2,406	$2,045
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.450%, VAR LIBOR+4.000%, 05/04/2022	4,066	3,307
Medallion Midland Acquisition LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/30/2024	1,242	671
Merrill Communications, Term Loan, 1st Lien
6.908%, 10/05/2026 (D)	1,520	1,338
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(D)	300	–
MLN US HoldCo LLC, Term B Loan, 2nd Lien
6.015%, 11/30/2025	812	557
Monitronics International
7.500%, 03/29/2024	2,780	1,838
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
6.516%, 10/25/2023	1,218	427
Nestle Skin Health, Term Loan B
5.322%, 10/01/2026	715	639
New LightSquared LLC, Loan, 1st Lien
11.750%, 12/07/2020	32	16
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR FIXED+12.500%, 09/22/2022	128	116
Nine West Holdings Inc., Term Loan, 1st Lien
9.116%, 03/19/2024	709	607
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.863%, VAR LIBOR+3.250%, 10/01/2025	457	407
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
4.765%, 06/30/2025	1,761	1,490
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
4.441%, VAR LIBOR+3.500%, 04/30/2026	2,401	2,185
Patterson Companies, Term Loan B, 1st Lien
7.008%, 08/29/2022	2	1
Peak, Term Loan B, 1st Lien
4.950%, 08/01/2024	4,734	3,314
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.027%, VAR LIBOR+3.250%, 01/26/2023	864	595
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 03/11/2022	1,264	1,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Plantronics, Inc., Initial Term B Loan
3.459%, 07/02/2025	$607	$470
Playtika Holding Corp., Term B Loan, 1st Lien
7.072%, VAR LIBOR+6.000%, 12/10/2024	1,760	1,634
Polymer Additives, Inc., Closing Date Term Loan
7.777%, 07/31/2025 (D)	512	364
Quorum Health Corporation, Term Loan
8.527%, VAR LIBOR+6.750%, 04/29/2022	–	–
Radio One, Inc., Initial Term Loan
5.000%, VAR LIBOR+4.000%, 04/18/2023	605	433
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (D)	1,756	1,317
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
4.239%, 10/01/2025	228	218
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
4.739%, 11/16/2025	528	487
Revlon Consumer Products Corporation, Initial Term B Loan
5.113%, VAR LIBOR+3.500%, 09/07/2023	4,946	1,898
4.950%, VAR LIBOR+3.500%, 09/07/2023	13	5
Schenectady International Group, Inc., Initial Term Loan
6.624%, 10/15/2025	1,851	1,602
5.739%, 10/15/2025	37	32
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
6.712%, VAR LIBOR+5.000%, 11/28/2021	26	20
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.728%, VAR LIBOR+5.000%, 11/28/2021	5	4
Shutterfly, Insitutional Term Loan, 1st Lien
7.450%, 09/25/2026	226	181
0.723%, 09/25/2026	34	27
SP PF Buyer LLC, Closing Date Term Loan
5.489%, 12/22/2025	1,528	1,224
Sprint Communications, Inc., 2019 Incremental Term Loan, 1st Lien
4.625%, VAR LIBOR+3.000%, 02/02/2024	585	580
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
6.515%, 04/16/2026	1,681	1,320

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
3.863%, 10/01/2025	$89	$79
Steinway Musical Instruments, Inc., Closing Date Loan
4.455%, 02/14/2025	759	698
Sundyne, Initial Term B Loan
0.203%, 03/03/2027	830	707
Syniverse Holdings, Inc., Tranche C Term Loan
6.873%, VAR LIBOR+5.000%, 03/09/2023	4,912	3,144
Team Health Holdings, Inc., Initial Term Loan
3.750%, VAR LIBOR+2.750%, 02/06/2024	5,727	3,579
Terrier Media, Initial Term Loan, 1st Lien
5.700%, 12/17/2026	1,125	993
Titan Acquisition Limited, Initial Term Loan
4.450%, 03/28/2025	1,081	881
Traverse Midstream Partners LLC, Advance
5.000%, VAR LIBOR+4.000%, 09/27/2024	3,755	2,065
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/26/2026	489	422
Vertic Group Corporation, Term Loan, 1st Lien
4.581%, 02/11/2027	150	129
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
9.750%, VAR LIBOR+4.000%, 03/29/2021	934	574
Woodford Express, LLC, Initial Term Loan
6.000%, 01/27/2025	1,236	742
YUM! Brands, Inc., Term Loan
4.191%, 06/16/2023	1,296	1,221
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.000%, 02/19/2027	2,005	1,885

Total Loan Participations (Cost $146,159) ($ Thousands)		115,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.9%

Other Asset-Backed Securities — 8.9%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.209%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(D)	$587	$22
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 04/17/2033 (A)(D)(I)	7,966	2,788
Ares XXXIV CLO, Ser 2020-2A, Cl FR
1.516%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)	1,446	723
B&M CLO, Ser 2014-1A, Cl E
7.593%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(D)	2,480	1,959
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(D)(I)	5,640	28
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(D)(I)	3,274	64
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(I)	4,490	1,122
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(G)(I)	3,390	1,932
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(D)(G)(I)	4,450	3,516
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(D)(I)	5,857	2,050
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(I)	4,663	2,098
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(I)	3,427	1,542
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(I)	3,589	1,794
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(G)(I)	2,531	810
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(D)(I)	5	1,682
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(I)	2,293	802
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(D)(I)	6,387	32
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (D)(I)	10,259	5,724
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(I)	7,502	3,413
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(I)	6,715	1,910
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(D)(G)(I)	6,720	4,301

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(D)(I)	$6,228	$2,923
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(I)	3,809	1,524
Benefit Street Partners CLO XVIII, Ser 2019- 18A, Cl SUB
0.000%, 10/15/2032 (A)(D)(I)	3,486	2,594
Benefit Street Partners CLO, Warehouse Note
0.000%, (D)(K)	1,480	1,480
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(I)	1,869	785
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(I)	3,139	1,507
CVP Cascade CLO, Ser 2014-2A, Cl D
6.619%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(D)	2,277	1,822
CVP Cascade CLO, Ser 2014-2A, Cl E
7.619%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(D)	2,469	1,901
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(D)(I)	2,915	1,661
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.019%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(D)	3,890	2,723
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(D)(I)	2,907	569
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(D)(I)	4,860	3,125
Great Lakes CLO, Ser 2015-1A, Cl ER
9.203%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(D)	3,253	1,805
Great Lakes CLO, Ser 2015-1A, Cl FR
11.843%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(D)	1,198	613
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(I)	4,519	2,593
Great Lakes CLO, Ser 2017-1A, Cl ER
9.331%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(D)	3,321	1,893
Great Lakes CLO, Ser 2017-1A, Cl FR
11.831%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(D)	1,940	1,015
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(D)(I)	2,484	1,302
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.379%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(D)	3,223	2,170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(D)(I)	$651	$374
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
8.889%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(D)	1,559	1,013
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(I)	1,169	468
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(I)	3,797	1,481
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.644%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(D)	2,499	1,499
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(D)(I)	1,459	365
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(D)	112	17
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(D)(I)	3,640	1,383
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(I)	1,095	821
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.000%, 04/20/2033 (A)(D)(I)	14	13
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.844%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A) (D)(G)	3,439	3,157
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(I)	7,983	2,358
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(D)(I)	1,655	712
Onex Credit Partners CLO, Warehouse Note
0.000%, (D)(K)	987	987
Shackleton 2019-XIV Clo, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(D)(I)	1,999	979
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(D)(I)	7,935	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (D)(I)	6,388	1,022
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(I)	9,085	5,302

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCW Asset Management CLO, Warehouse Note
0.000%, (D)(K)	$5,786	$5,786
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(D)(I)	4,194	2,474
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(I)	2,978	1,013
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(I)	3,528	2,399
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(I)	11,892	5,114
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(I)	2,030	934
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(I)	1,609	563
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(I)	3,228	1,679

Total Asset-Backed Securities (Cost $127,516) ($ Thousands)		114,231

	Shares

COMMON STOCK — 1.1%
21st Century Oncology *(D)(G)	1,533	53
Amplify Energy	81,558	46
Aspect Software, Cl CR1 *(D)	27,500	–
Aspect Software, Cl CR2 *(D)	11,134	–
ATD New Holdings *(D)(E)	1,854	28
Avaya Holdings Corp *	23,820	193
Battalion Oil *	3,699	17
Berry Corp	6,745	16
Berry Petroleum Corp	323,765	780
Cenveo Corp *(E)	38,426	548
CHC Group LLC *	1,075	–
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	129
CUI Acquisition *(D)(E)(F)	3	–
Cumulus Media Inc, Cl A *	70,219	381
Global Aviation Holdings Inc, Cl A *(D)	97,655	–
Gymboree *(D)(E)	40,312	20
Hexion Holdings Corp *	105,856	1,006
iHeartMedia Inc *	89,378	653
Jupiter Resources *(D)(E)	317,569	318
Knight Energy Services *(D)(E)	1,764	–
Medical Card Systems *(D)	284,758	–
Mmodal *(D)(E)	148,769	1,026
Monitronics International (D)(G)	105,722	1,571
Monitronics International Inc *(D)(G)	107,468	1,597
Nine West FKA Premier Brands (E)	92,548	648
Parker Drilling	2,817	24
Parker Drilling Co *	76,272	647
Quad/Graphics Inc	166	–
Reichhold Industries *(D)(E)(G)	1,427	1,464
Remington Outdoor Company Inc *(D)(E)(G)	12,794	9

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rue 21 *(E)	1,835	$128
SandRidge Energy *	3,760,982	7
TE Holdcorp *(D)	50,160	–
Titan Energy LLC *(E)	22,243	1
UCI International Holdings *(D)(E)(G)	27,268	641
VICI Properties Inc ‡	81,122	1,350
Vistra Energy Corp	28,053	448

Total Common Stock (Cost $29,452) ($ Thousands)		13,749

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.6%
CHC Group CV to 125.0000
13.239%, 10/01/2020 (D)(J)	$55	11
Cheniere Energy
4.250%, 03/15/2045	615	301
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	100	5
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,052	2,634
Liberty Media CV to 22.94686
4.000%, 11/15/2029	493	345
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	403
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	1,912	2,478
NextEra Energy Partners
1.500%, 09/15/2020 (A)	237	234
Oasis Petroleum
2.625%, 09/15/2023	105	12
Tutor Perini
2.875%, 06/15/2021	1,058	974

Total Convertible Bonds (Cost $7,635) ($ Thousands)		7,397

MUNICIPAL BONDS — 0.3%

Connecticut — 0.1%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	1,790	1,687

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)	350	220
5.125%, 07/01/2037 (B)	340	211
5.000%, 07/01/2041 (B)	765	465
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (B)	135	92

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (B)	$190	$129
5.250%, 07/01/2027 (B)	245	167
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)	390	266
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (B)	320	218
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)	390	267
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)	250	170
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (B)	165	113
5.500%, 07/01/2021 (B)	170	116
5.500%, 07/01/2038 (B)	75	51
5.250%, 07/01/2033 (B)	105	71
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)	60	41

		2,597

Total Municipal Bonds (Cost $4,297) ($ Thousands)		4,284

	Shares

PREFERRED STOCK — 0.3%
21st Century Oncology, 0.000% *(D)(G)	1,943	469
Claire’s Stores, 0.000% *(D)(E)(G)	771	806
Crestwood Equity Partners, 9.250% (C)(L)	323,008	1,228
FHLMC, 0.000% *(C)	16,903	134
FNMA, 0.000% *(C)(E)	24,650	235
Ladenburg Thalmann Financial Services, 0.000%	57,403	878
MYT Holding, 0.000%	384,147	269
TE Holdcorp, 0.000% *(D)	87,794	—

Total Preferred Stock (Cost $6,756) ($ Thousands)		4,019

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Guitar Center, Expires 12/30/2027 Strike Price $– *(D)	14,007	$–
iHeartCommunications, Expires 05/01/2039 Strike Price $– *(D)(G)	14,644	205
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(D)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms Strike Price $– *(D)	12,902	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *(E)	7,382	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *(E)	3,108	–

Total Warrants (Cost $299) ($ Thousands)		205

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund. L.P.
0.760% **†(M)	1,144	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	16,073,634	16,074
Total Cash Equivalent (Cost $16,074) ($ Thousands)		16,074

Total Investments in Securities — 98.3% (Cost $1,490,287) ($ Thousands)		$1,258,555

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

High Yield Bond Fund (Concluded)

Percentages are based on Net Assets of $1,279,967 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $798,542 ($ Thousands), representing 62.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Perpetual security with no stated maturity date.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $5,890 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.

(F)	Securities considered restricted. The total market value of such securities as of March 31, 2020 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(G)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2020 was $23,235 ($ Thousands) and represented 1.8% of the Net Assets of the Fund.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	Interest rate unavailable.

(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(K)	Warehouse Note - Interest rate and maturity date are unavailable.

(L)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $1,228 ($ Thousands), or 0.1% of the Net Assets of the Fund (see Note 2).

(M)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

REIT — Real Estate investment Trust

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	977,887	5,374	983,261
Loan Participations	–	99,908	15,426	115,334
Asset-Backed Securities	–	723	113,508	114,231
Common Stock	5,698	1,324	6,727	13,749
Convertible Bonds	–	7,386	11	7,397
Municipal Bonds	–	4,284	–	4,284
Preferred Stock	1,463	1,281	1,275	4,019
Warrants	–	–	205	205
Affiliated Partnership	–	1	–	1
Cash Equivalent	16,074	–	–	16,074

Total Investments in Securities	23,235	1,092,794	142,526	1,258,555

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants	Investments in Asset-Backed Securities
Balance as of October 1, 2019	$2,877	$18,149	$14	$7,090	$1,270	$190	$145,954
Accrued discounts/premiums	52	146	3	–	–	–	87
Realized gain/(loss)	182	467	–	39	–	–	586
Change in unrealized appreciation/(depreciation)	53	(2,755)	(6)	(363)	5	15	(36,022)
Purchases	2,568	2,358	–	–	–	–	25,461
Sales	(358)	(1,975)	–	(39)	–	–	(22,558)
Net transfer into Level 3	–	–	–	–	–	–	–
Net transfer out of Level 3	–	(964)	–	–	–	–	–
Ending Balance as of March 31, 2020 (1)	$5,374	$15,426	$11	$6,727	$1,275	$205	$113,508

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$49	$(2,366)	$(128)	$(98)	$56	$205	$(36,052)

(1) Of the $142,526 ($ Thousands) in Level 3 securities as of March 31, 2020, $23,235 ($ Thousands) or 1.8% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 1	$ —	$ —	$ —	$ —	$ 1	1,144	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	90,038	317,998	(391,962)	—	—	16,074	16,073,634	477	—

Totals	$ 90,039	$ 317,998	$ (391,962)	$ —	$ —	$ 16,075		$ 477	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 66.7%

Banks — 16.7%
Barclays Bank
1.755%, 08/03/2020 (A)	$1,000	$995
Bayerische Landesbank
0.500%, 04/02/2020 (A)	7,000	7,000
BNG Bank
1.571%, 07/31/2020 (A)	3,000	2,986
BNP Paribas
1.825%, 10/02/2020 (A)	2,000	1,987
DNB Bank
0.120%, 04/02/2012 (A)	10,000	10,000
Federation Des Caisses Desjardins
0.410%, 04/06/2020 (A)	7,000	7,000
Landesbank Baden-Wuerttemberg
0.030%, 04/01/2020 (A)	7,000	7,000
MacQuarie Bank
1.862%, 05/07/2020	2,000	1,999
1.255%, 07/07/2020	1,500	1,499
National Australia Bank
1.473%, 05/01/2020 (A)	5,000	4,995
NRW Bank
1.907%, 04/03/2020 (A)	3,000	3,000
0.500%, 04/02/2020 (A)	7,000	7,000
Royal Bank of Canada
1.005%, 09/14/2020 (A)	2,000	1,987
UBS AG
1.813%, 01/25/2021 (A)	1,000	986
		58,434

Consumer Staples — 2.9%
Cargill
0.100%, 04/01/2020 (A)	10,000	10,000

Financials — 44.8%
ABN AMRO Funding
1.823%, 10/02/2020 (A)	3,000	2,977
Australia & New Zealand Banking Group
2.013%, 04/14/2020 (A)	1,750	1,750
Barton Capital
1.450%, 04/06/2020 (A)	7,000	6,999
BPCE
1.963%, 07/31/2020 (A)	1,500	1,495

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
CAFCO
2.262%, 06/15/2020 (A)	$3,000	$2,992
1.587%, 06/04/2020 (A)	5,000	4,988
Caisse d’Amortissement de la Dette Sociale
1.201%, 09/03/2020 (A)	3,000	2,982
Caisse des Depots et Consignations
2.208%, 05/26/2020 (A)	5,000	4,992
Cancara Asset
1.922%, 04/02/2020 (A)	3,000	3,000
CDP Financial
0.945%, 09/03/2020 (A)	5,000	4,968
Chariot Funding
2.251%, 04/01/2020 (A)	10,000	9,999
Collateralized Commercial Paper V Co
2.005%, 04/28/2020 (A)	3,000	2,997
CPPIB Capital
0.951%, 04/30/2020 (A)	4,000	3,996
Crown Point Capital Co.
1.983%, 08/28/2020	1,500	1,500
Fairway Finance Co
2.101%, 04/01/2020 (A)	10,000	10,000
Landesbank Hessen Thueringen Giroz
1.918%, 04/24/2020 (A)	2,000	1,999
Liberty Street Funding
2.263%, 06/25/2020 (A)	3,000	2,989
Manhattan Asset Funding Co
2.101%, 04/01/2020 (A)	3,000	3,000
Mont Blanc Capital
1.044%, 07/09/2020 (A)	3,000	2,987
National Securities Clearing
1.868%, 06/03/2020 (A)	2,000	1,995
1.858%, 06/08/2020 (A)	1,500	1,496
0.450%, 04/03/2020 (A)	5,000	5,000
Nieuw Amsterdam Receivables
1.805%, 06/10/2020 (A)	5,000	4,984
0.973%, 06/09/2020 (A)	4,000	3,988
Nordea Bank
2.675%, 04/27/2020 (A)	2,000	1,999
Norinchukin Bank
1.940%, 04/29/2020	4,000	4,003
Old Line Funding
2.717%, 06/15/2020 (A)	3,000	2,990
1.888%, 07/02/2020 (A)	3,000	2,988
0.904%, 09/03/2020 (A)	2,000	1,987
OMERS Finance Trust
0.650%, 04/03/2020 (A)	8,000	8,000
Ontario Teacher Finance Trust
1.820%, 08/04/2020 (A)	2,500	2,486
Ridgefield Funding Company
1.915%, 04/06/2020 (A)	2,000	2,000
Sheffield Receivables Co
1.153%, 05/21/2020 (A)	4,000	3,989

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Shell International
2.076%, 06/30/2020 (A)	$1,000	$997
Suncorp-Metway
1.921%, 06/09/2020 (A)	1,500	1,496
1.918%, 05/06/2020 (A)	3,000	2,996
1.914%, 06/02/2020 (A)	2,500	2,494
1.859%, 04/07/2020 (A)	2,000	2,000
Thunder Bay Funding
2.113%, 06/15/2020 (A)	3,600	3,588
1.595%, 06/25/2020 (A)	5,000	4,982
Victory Receivables
2.201%, 04/01/2020 (A)	7,000	6,999
1.257%, 04/03/2020 (A)	7,000	6,999
		157,066

Government — 1.7%
PSP Capital
1.002%, 06/02/2020 (A)	3,000	2,993
0.985%, 09/02/2020 (A)	3,000	2,982
		5,975

Industrials — 0.6%
Coca-Cola
2.162%, 05/12/2020 (A)	1,000	998
1.623%, 01/14/2021 (A)	1,000	987

		1,985

Total Commercial Paper (Cost $233,428) ($ Thousands)		233,460

CORPORATE OBLIGATIONS — 7.4%

Banks — 0.9%
Credit Industriel et Commercial
1.149%, VAR ICE LIBOR USD 1 Month+0.220%, 04/24/2020	1,000	1,000
Skandinaviska Enskilda Banken NY
1.000%, VAR ICE LIBOR USD 1 Month+0.250%, 08/19/2020	2,000	1,999
		2,999

Consumer Discretionary — 1.1%
Jets Stadium Development
2.000%, 04/01/2047 (B)(C)	4,000	4,000

Financials — 5.1%
Bank of Nova Scotia
1.979%, VAR ICE LIBOR USD 3 Month+0.100%, 02/08/2021	1,500	1,490
1.030%, VAR ICE LIBOR USD 1 Month+0.230%, 08/17/2020	2,000	1,999
0.540%, VAR US Federal Funds Effective Rate+0.450%, 10/23/2020	1,000	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
0.310%, VAR United States Secured Overnight Financing Rate+0.300%, 06/19/2020	$2,000	$1,997
Mizuho Bank NY
1.533%, VAR ICE LIBOR USD 3 Month+0.100%, 10/01/2020	2,000	1,994
Sumitomo Mitsui Banking
1.255%, VAR ICE LIBOR USD 1 Month+0.270%, 05/01/2020	2,000	2,001
Svenska Handelsbanken NY
1.606%, VAR ICE LIBOR USD 1 Month+0.250%, 01/04/2021	2,000	1,997
1.601%, VAR ICE LIBOR USD 3 Month+0.150%, 10/02/2020	2,000	1,995
Toronto-Dominion Bank
1.422%, VAR ICE LIBOR USD 3 Month+0.190%, 09/28/2020	1,500	1,497
Wells Fargo Bank
1.918%, VAR ICE LIBOR USD 3 Month+0.110%, 02/22/2021	1,000	993
Westpac Banking
1.149%, VAR ICE LIBOR USD 3 Month+0.150%, 12/09/2020	1,000	995
		17,952

Industrials — 0.3%
Caterpillar Financial Services MTN

1.152%, VAR ICE LIBOR USD 3 Month+0.100%, 06/19/2020	1,000	996

Total Corporate Obligations (Cost $26,000) ($ Thousands)		25,947

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Note
0.305%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,002

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)		1,002

CERTIFICATES OF DEPOSIT — 17.7%
Bank of Nova Scotia
1.003%, 08/20/2020	1,500	1,499
BNP Paribas
1.801%, 02/05/2021	2,000	1,986

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Collateralized Commercial Paper FLEX Co
1.954%, 01/08/2021	$2,500	$2,485
Commonwealth Bank of Australia
1.940%, 07/07/2020	2,000	1,997
Credit Industriel et Commercial
1.003%, 08/20/2020	1,500	1,501
Crown Point Capital
1.316%, 07/06/2020	2,000	2,000
1.296%, 07/06/2020	1,500	1,500
HSBC Bank
1.770%, 12/01/2020	1,000	996
ING U.S.
2.098%, 09/23/2020	1,000	998
2.074%, 10/07/2020	2,000	1,995
1.023%, 08/20/2020	2,000	1,999
Mizuho Bank NY
1.930%, 05/01/2020	2,200	2,200
National Australia Bank
1.119%, 12/09/2020	1,000	995
1.003%, 08/20/2020	2,000	1,999
Natixis
2.720%, 04/03/2020	2,000	2,000
0.360%, 06/05/2020	1,500	1,499
Nordea Bank
0.996%, 09/10/2020	3,000	2,993
Norinchukin Bank
1.640%, 08/25/2020	3,000	3,004
Rabobank
1.185%, 05/08/2020	2,000	2,001
Skandinaviska Enskilda Banken NY
1.930%, 10/16/2020	2,000	2,008
Societe Generale
1.804%, 03/19/2021	2,000	1,985
Svenska Handelsbanken NY
1.981%, 10/15/2020	1,500	1,495
Toronto-Dominion Bank
1.900%, 04/30/2020	2,000	2,001
0.510%, 07/16/2020	2,000	1,993
UBS AG
2.048%, 07/10/2020	3,000	2,997
1.850%, 01/28/2021	1,500	1,490
Wells Fargo Bank
1.960%, 02/16/2021	1,500	1,490
Westpac Securities NZ
1.840%, 01/22/2021	1,000	993
1.810%, 10/30/2020	3,000	2,985
Yankee CD Credit Suisse AG
2.700%, 05/01/2020	2,000	2,003
1.880%, 05/04/2020	5,000	5,004

Total Certificates of Deposit (Cost $62,199) ($ Thousands)		62,091

Description	Shares	Market Value ($Thousands)

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	744,718	$745

Total Cash Equivalent (Cost $745) ($ Thousands)		745

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 9.4%
Bank of America Securities 0.010%, dated 3/31/2020, to be repurchased on 4/01/2020, repurchase price $21,094,006 (collateralized by U.S. Treasury obligation, par value $17,489,600, 2.250%, 8/15/2049; with total market value $21,467,312) (D)	$21,094	21,094
Goldman Sachs & Co. 0.010%, dated 3/31/2020, to be repurchased on 4/01/2020, repurchase price $2,000,001 (collateralized by GNMA obligations, par value $422,000 - $3,485,260, 1.875% – 6.000%, 10/27/2026 – 1/20/2041; with total market value $2,027,669) (D)	2,000	2,000

TD Securities 0.020%, dated 3/31/2020, to be repurchased on 4/01/2020, repurchase price $10,000,006 (collateralized by FNMA obligation, par value $9,784,728, 3.000%, 3/1/2050; with total market value $10,275,613) (D)	10,000	10,000

Total Repurchase Agreements (Cost $33,094) ($ Thousands)		33,094

Total Investments in Securities — 101.7% (Cost $356,466) ($ Thousands)		$356,339

Percentages are based on Net Assets of $350,393 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $4,000 ($ Thousands), representing 1.1% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	—	233,460	—	233,460
Corporate Obligations	—	25,947	—	25,947
U.S. Treasury Obligation	—	1,002	—	1,002
Certificates of Deposit	—	62,091	—	62,091
Cash Equivalent	745	—	—	745
Repurchase Agreements	—	33,094	—	33,094

Total Investments in Securities	745	355,594	—	356,339

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 46	$ 6,221	$ (5,522)	$ —	$ —	$ 745	744,718	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Free Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.3%

Arizona — 1.0%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
5.250%, 09/01/2035 (A)(B)	$2,000	$2,000

Connecticut — 2.4%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
4.700%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Ser C, GO
5.200%, 05/15/2034 (A)	3,470	3,470

		4,620

District of Columbia — 4.9%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB Callable 04/01/2020 @ 100
4.580%, 07/01/2032 (A)(B)	2,300	2,300
District of Columbia, Medlantic/Helix Project, Ser A, RB Callable 04/01/2020 @ 100
4.500%, 08/15/2038 (A)(B)	2,375	2,375
RBC Municipal Products Trust, Ser 2018-G63, GO
3.300%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019- XG0267, RB Callable 10/01/2029 @ 100
5.050%, 10/01/2053 (A)(B)(C)	3,000	3,000

		9,675

Florida — 3.6%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
5.000%, 04/01/2032 (A)(B)	2,895	2,895
Palm Beach County, Raymond Kravis Center Project, RB Callable 04/01/2020 @ 100
3.750%, 07/01/2032 (A)(B)	4,200	4,200

		7,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
3.710%, 01/01/2048 (A)(B)	$2,000	$2,000

Illinois — 4.5%
Illinois State, Finance Authority, Northwestern University, Sub-Ser, RB
4.850%, 12/01/2046 (A)	1,980	1,980
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
5.010%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
5.000%, 03/01/2033 (A)(B)(C)	4,250	4,250
Tender Option Bond Trust Receipts, Ser 2017-XG0133, RB
4.760%, 05/15/2039 (A)(C)	760	760

		8,790

Iowa — 5.7%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
4.950%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 04/01/2020 @ 100
5.250%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
5.250%, 05/01/2023 (A)	2,700	2,700
Iowa State, Finance Authority, RB, GNMA/FNMA/FHLMC
4.500%, 07/01/2046 (A)	625	625

		11,125

Louisiana — 1.0%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 04/01/2020 @ 100
7.050%, 10/01/2039 (A)	2,000	2,000

Maryland — 1.0%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 04/01/2020 @ 100
4.940%, 02/01/2041 (A)	1,070	1,070

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
5.120%, 04/01/2033 (A)(B)	$1,000	$1,000

		2,070

Massachusetts — 1.6%
Boston, Water & Sewer Commission, TECP
1.040%, 05/06/2020	1,160	1,159
Massachusetts State, Health & Educational Facilities, TECP
1.050%, 06/04/2020	2,000	1,998

		3,157

Michigan — 5.1%
Michigan State University, Ser A, RB
4.980%, 02/15/2033 (A)	1,800	1,800
Michigan State University, TECP
1.070%, 05/07/2020	4,600	4,596
Michigan State, Finance Authority, Ser A-1, RB
4.000%, 08/20/2020	1,000	1,003
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB Callable 04/01/2020 @ 100
5.000%, 06/01/2030 (A)	2,500	2,500

		9,899

Minnesota — 3.2%
Minneapolis, University Gateway Project, TECP
4.750%, 12/01/2040	500	500
University of Minnesota, TECP
1.030%, 06/04/2020	3,000	2,996
0.960%, 04/01/2020	2,800	2,800

		6,296

Mississippi — 0.8%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB Callable 04/01/2020 @ 100
0.650%, 12/01/2030 (A)	1,500	1,500

Missouri — 1.8%
RBC Municipal Products Trust, Ser C-16, RB
4.760%, 09/01/2039 (A)(B)(C)	3,500	3,500

Nebraska — 3.6%
Lincoln, Electric System, TECP
1.180%, 04/02/2020	5,000	5,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Omaha, Power Distribution, TECP
1.080%, 07/01/2020	$2,000	$1,997

		6,997

Nevada — 0.3%
Tender Option Bond Trust Receipts, Ser 2020—XF2858, RB Callable 07/01/2029 @ 100
5.000%, 07/01/2050 (A)(C)	500	500

New Jersey — 0.5%
Tinton Falls, GO
2.000%, 10/29/2020	1,000	1,004

New York — 19.6%
Honeoye Falls-Lima Central School District, GO
2.250%, 06/18/2020	4,773	4,778
New York City, Sub-Ser B-, GO
0.850%, 10/01/2046 (A)	1,000	1,000
New York City, Sub-Ser D-SUB, GO
0.850%, 12/01/2047 (A)	5,400	5,400
New York City, Sub-Ser, GO
0.730%, 08/01/2044 (A)	1,200	1,200
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
0.650%, 11/01/2029 (A)	2,040	2,040
New York City, Water & Sewer System, RB
0.650%, 06/15/2043 (A)	4,250	4,250
New York City, Water & Sewer System, Sub- Ser BB-4-RE, RB
0.850%, 06/15/2050 (A)	1,200	1,200
New York City, Water & Sewer System, Water and Sewer System, RB
0.750%, 06/15/2048 (A)	1,000	1,000
New York State, Power Authority, TECP
1.030%, 04/07/2020	1,500	1,500
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
4.580%, 08/01/2036 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
4.580%, 06/01/2024 (A)(B)	565	565
RBC Municipal Products Trust, Ser 2018—G5, GO
3.820%, 10/01/2025 (A)(B)(C)	1,900	1,900
Sandy Creek Central School District, GO
2.250%, 06/26/2020	3,000	3,004
South Jefferson Central School District, GO
2.250%, 07/09/2020	1,000	1,001

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Tax-Free Conservative Income Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2016-XF0499, RB
Callable 11/15/2026 @ 100
3.440%, 11/15/2056 (A)(C)	$2,030	$2,030
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
Callable 02/15/2027 @ 100
5.010%, 02/15/2042 (A)(C)	2,000	2,000
Tonawanda, GO
2.500%, 06/04/2020	2,900	2,904
Watkins Glen, Central School District, GO
2.250%, 06/23/2020	1,300	1,301

		38,273

Ohio — 5.3%
Akron Bath Copley Joint Township Hospital District, Ser B-R, RB
4.150%, 11/15/2047 (A)(B)	1,000	1,000
Belmont County, GO
2.000%, 08/27/2020	1,000	1,000
Berea, GO
2.000%, 03/11/2021	3,285	3,309
Garfield Heights, GO
2.750%, 06/18/2020	750	752
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
4.800%, 03/01/2033 (A)(B)	800	800
Miamisburg, GO
3.000%, 06/24/2020	1,000	1,004
Parma Heights, GO
2.500%, 04/09/2020	735	735
Parma, GO
2.500%, 07/23/2020	1,800	1,807

		10,407

Pennsylvania — 0.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 04/01/2020 @ 100
0.950%, 11/15/2029 (A)	175	175
Philadelphia, Gas Works Authority, Ser D, RB
Callable 04/01/2020 @ 100
4.750%, 08/01/2031 (A)(B)	600	600

		775

Tennessee — 3.4%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 04/01/2020 @ 100
4.900%, 06/01/2029 (A)(B)	2,800	2,800
Memphis, Regulatory Authority, TECP
1.000%, 05/20/2020	2,000	1,998

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MUNICIPAL BONDS (continued)
Nashville & Davidson County, TECP
1.100%, 06/17/2020	$1,900	$1,897

		6,695
Texas — 24.6%
Dallas, Rapid Transit, TECP
1.220%, 05/14/2020	1,000	999
Garland, Electric Utility System, TECP
1.120%, 05/06/2020	1,000	999
Harris County, Cultural Education Facilities Finance, Sub-Ser C-1, RB
0.750%, 12/01/2024 (A)	1,400	1,400
Harris County, Cultural Education Facilities Finance, Sub-Ser C-2, RB
0.750%, 12/01/2027 (A)	2,380	2,380
Harris County, Health Facilities Development Authority, Methodist Hospital System Project, RB
0.750%, 12/01/2041 (A)	2,600	2,600
Harris County, Toll Authority, TECP
1.050%, 07/09/2020	9,400	9,400
Lower Colorado River Authority, TECP
1.060%, 04/09/2020	1,000	1,000
New Braunfels, TECP
1.100%, 05/13/2020	2,400	2,398
North East Independent School District, TECP
1.260%, 04/09/2020	2,300	2,299
1.160%, 08/10/2020	500	499
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
3.770%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, RB
Callable 06/01/2020 @ 100
7.050%, 03/01/2042 (A)	2,500	2,500
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, RB
Callable 06/01/2020 @ 100
7.050%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB
Callable 04/01/2020 @ 100
7.050%, 12/01/2040 (A)	1,000	1,000
San Antonio, Electric & Gas, TECP
1.150%, 07/01/2020	1,500	1,498
Tarrant County, Cultural Education Facilities Finance, Ser R, RB
0.650%, 10/01/2041 (A)(B)	1,000	1,000
Texas State, RB
4.000%, 08/27/2020	2,000	2,023

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, GO
Callable 04/01/2020 @ 100
4.950%, 12/01/2046 (A)	$1,200	$1,200
4.250%, 12/01/2047 (A)	2,430	2,430
Texas State, Veterans Bonds, Ser B, GO
5.050%, 12/01/2042 (A)	3,000	3,000
University of Texas, TECP
1.290%, 05/27/2020	2,000	1,999
1.100%, 05/08/2020	1,000	999

		48,423

Utah — 3.5%
Utah County, Hospital Authority, IHC Health Services Project, RB
5.000%, 05/15/2051 (A)	2,400	2,400
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser A, RB
0.750%, 02/15/2031 (A)	3,300	3,300
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser C, RB
0.750%, 02/15/2035 (A)	1,150	1,150

		6,850

Washington — 0.5%
King County, Ser A, GO
0.750%, 01/01/2046 (A)	1,000	1,000

Wisconsin — 1.3%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
4.200%, 12/01/2020 (A)(B)	280	280
Public Finance Authority, Ser C, RB
0.850%, 10/01/2049 (A)(B)	400	400
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
4.100%, 05/01/2046 (A)	2,000	2,000

		2,680

Wyoming — 0.7%
Uinta County, Chevron USA Project, RB
Callable 04/01/2020 @ 100
0.650%, 08/15/2020 (A)	1,300	1,300

Total Municipal Bonds (Cost $198,682) ($ Thousands)		198,631

Total Investments in Securities — 101.3% (Cost $198,682) ($ Thousands)		$198,631

 Percentages are based on Net Assets of $196,166 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $21,440 ($ Thousands), representing 10.9% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TECP — Tax-Exempt Commercial Paper

As of March 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Real Return Fund

†Percentages are based on total investments.

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$12,547	$13,915
0.625%, 07/15/2021	17,472	17,307
0.625%, 04/15/2023	19,854	19,999
0.625%, 01/15/2024	19,761	20,084
0.500%, 04/15/2024	14,263	14,469
0.375%, 07/15/2023	19,850	19,964
0.250%, 01/15/2025	19,732	19,909
0.125%, 04/15/2021	20,845	20,430
0.125%, 01/15/2022	19,283	19,016
0.125%, 04/15/2022	20,346	20,067
0.125%, 07/15/2022	19,378	19,197
0.125%, 01/15/2023	19,899	19,659
0.125%, 07/15/2024	19,434	19,476
0.125%, 10/15/2024	14,021	14,192
Total U.S. Treasury Obligations (Cost $258,377) ($ Thousands)		257,684

		Market Value
Description	Shares	($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	2,014,883	$2,015
Total Cash Equivalent (Cost $2,015) ($ Thousands)		2,015

Total Investments in Securities — 99.8% (Cost $260,392) ($ Thousands)		$259,699

Percentages are based on Net Assets of $260,139 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2020.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
U.S. Treasury Obligations	–	257,684	–	257,684
Cash Equivalent	2,015	–	–	2,015

Total Investments in Securities	2,015	257,684	–	259,699

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($Thousands):

					Change in
					Unrealized
	Value		Proceeds from	Realized Gain/	Appreciation/	Value
Security Description	9/30/2019	Purchases at Cost	Sales	(Loss)	(Depreciation)	3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$892	$14,298	$(13,175)	$—	$—	$2,015	2,014,883	$11	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Dynamic Asset Allocation Fund

†Percentages are based on total investments.

	Percentage of		Market Value
Description	Net Assets (%)	Shares	($ Thousands)

COMMON STOCK — 89.5%

Communication Services — 9.6%
Alphabet Inc, Cl A *	1.5%	7,969	$9,259
Alphabet Inc, Cl C *	1.5	7,956	9,251
AT&T Inc	0.9	193,503	5,641
Comcast Corp, Cl A	0.7	120,180	4,132
Facebook Inc, Cl A *	1.7	63,771	10,637
Netflix Inc *	0.7	11,620	4,363
Verizon Communications Inc	0.9	109,598	5,889
Walt Disney Co/The	0.7	47,750	4,613
Other Securities	1.0		7,274

			61,059

Consumer Discretionary — 8.8%
Amazon.com Inc, Cl A *	3.4	11,082	21,607
Home Depot Inc/The	0.9	28,882	5,393
McDonald’s Corp	0.5	19,907	3,292
NIKE Inc, Cl B	0.4	32,938	2,725
Other Securities	3.6		22,620

			55,637

Consumer Staples — 7.0%
Coca-Cola Co/The	0.7	102,082	4,517
Costco Wholesale Corp	0.5	11,676	3,329
PepsiCo Inc	0.7	37,040	4,448
Philip Morris International Inc	0.5	41,137	3,001
Procter & Gamble Co/The	1.1	66,109	7,272
Walmart Inc	0.7	37,676	4,281
Other Securities	2.8		17,423

			44,271

Energy — 2.4%
Chevron Corp	0.6	50,026	3,625
Exxon Mobil Corp	0.7	112,000	4,253
Other Securities	1.1		7,180

			15,058

Financials — 9.7%
Bank of America Corp	0.7	214,345	4,551
Berkshire Hathaway Inc, Cl B *	1.5	51,830	9,476
JPMorgan Chase & Co	1.2	83,117	7,483
Wells Fargo & Co	0.5	101,833	2,923

	Percentage of		Market Value
Description	Net Assets (%)	Shares	($ Thousands)

COMMON STOCK (continued)
Other Securities	5.8%		$37,089

			61,522

Health Care — 13.8%
Abbott Laboratories	0.6	46,824	3,695
AbbVie Inc	0.5	39,125	2,981
Amgen Inc, Cl A	0.5	15,763	3,196
Bristol-Myers Squibb Co	0.5	62,032	3,458
Eli Lilly & Co	0.5	22,366	3,103
Johnson & Johnson	1.4	69,744	9,146
Medtronic PLC	0.5	35,441	3,196
Merck & Co Inc	0.8	67,366	5,183
Pfizer Inc	0.8	146,457	4,780
Thermo Fisher Scientific Inc	0.5	10,611	3,009
UnitedHealth Group Inc	1.0	25,111	6,262
Other Securities	6.2		39,264

			87,273

Industrials — 7.3%
Other Securities	7.3		46,698

Information Technology — 22.8%
Accenture PLC, Cl A	0.4	16,848	2,751
Adobe Inc *	0.6	12,864	4,094
Apple Inc	4.4	110,630	28,132
Cisco Systems Inc	0.7	112,372	4,417
Intel Corp	1.0	115,197	6,234
International Business Machines Corp	0.4	23,568	2,614
Mastercard Inc, Cl A	0.9	23,482	5,672
Microsoft Corp	5.0	202,196	31,888
NVIDIA Corp	0.7	16,248	4,283
Oracle Corp, Cl B	0.4	57,333	2,771
PayPal Holdings Inc *	0.5	31,085	2,976
salesforce.com Inc *	0.5	23,472	3,380
Visa Inc, Cl A	1.2	45,332	7,304
Other Securities	6.1		38,024

			144,540

Materials — 2.2%
Other Securities	2.2		13,867

Real Estate — 2.7%
Other Securities ‡	2.7		17,050

Utilities — 3.2%
NextEra Energy Inc	0.5	12,998	3,128
Other Securities	2.7		17,152

			20,280
Total Common Stock (Cost $436,087) ($ Thousands)			567,255

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	135

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Dynamic Asset Allocation Fund (Concluded)

	Percentage of		Market Value
Description	Net Assets (%)	Shares	($ Thousands)

EXCHANGE TRADED FUNDS ^— 8.3%
SPDR S&P 500 ETF Trust	4.2%	101,634	$26,196
Vanguard S&P 500 ETF	4.1	110,260	26,112

Total Exchange Traded Funds (Cost $50,637) ($ Thousands)			52,308

Total Investments in Securities — 97.8% (Cost $486,724)($ Thousands)			$619,563

		Market Value
Description	Contracts	($ Thousands)

PURCHASED OPTIONS* — 0.5%
Total Purchased Options (A) (Cost $1,641) ($ Thousands)	209,410,302	$2,963

PURCHASED SWAPTION* — 0.5%
Total Purchased Swaption (B) (Cost $2,357) ($ Thousands)	864,868,000	$3,142

A list of the open options contracts held by the Fund at March 31, 2020 is as follows:

		Notional Amount			Value
Description	Number of Contracts	(Thousands)	Exercise Price	Expiration Date	(Thousands)
PURCHASED OPTIONS — 0.5%

Call Options
August 20 Put EUR Call USD*	120,690,928	$13,155	$1.09	8/22/2020	$1,793
August 20 Put EUR Call USD*	88,719,374	9,582	1.08	8/22/2020	1,170

Total Purchased Options		$22,737			$2,963

A list of the open OTC swaption contracts held by the Fund at March 31, 2020 is as follows:

		Number of Contracts/			Value
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	(Thousands)
PURCHASED SWAPTION — 0.5%

Call Swaptions
CMS One Look*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/2021	$3,142

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	Appreciation
Type of Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	52	Jun-2020	$6,271	$6,682	$411

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020 is as follows:

						Unrealized
						Appreciation
			Currency to Deliver		Currency to Receive	(Depreciation)
Counterparty	Settlement Date		(Thousands)		(Thousands)	(Thousands)
Bank of America	01/11/21	USD	5,112	SAR	19,232	$8
Bank of America	01/11/21	USD	3,884	SAR	14,572	(4)
Bank of America	01/11/21	SAR	154,174	USD	41,085	36
						$40

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open OTC swap agreements held by the Fund at March 31, 2020, is as follows:

Total Return Swaps
Upfront
							Notional		Payments/	Net Unrealized
	Reference Entity/			Payment	Termination		Amount	Value	Receipts	Appreciation
Counterparty	Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	03/17/2021	USD	(41,552)	$1,864	$–	$1,864

Percentages are based on a Net Assets of $633,495 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Swaption Contracts.
(B)	Refer to table below for details on Options Contracts.
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	567,255	–	–	567,255
Exchange Traded Funds	52,308	–	–	52,308

Total Investments in Securities	619,563	–	–	619,563

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Purchased Options	2,963	–	–	2,963
Purchased Swaptions	–	3,142	–	3,142
Futures Contracts*
Unrealized Appreciation	411	–	–	411
Forwards Contracts*
Unrealized Appreciation	–	44	–	44
Unrealized Depreciation	–	(4)	–	(4)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,864	–	1,864

Total Other Financial Instruments	3,374	5,046	–	8,420

* Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund

†Percentages are based on total investments.

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK — 29.5%

Communication Services — 2.7%
Activision Blizzard Inc	26,360	$1,568
Charter Communications Inc, Cl A *	1,470	641
Cincinnati Bell Inc *	7,993	117
Cineplex Inc	6,398	53
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	5
Cumulus Media Inc, Cl A *	5,075	28
DISH Network Corp, Cl A *	22,883	457
Facebook Inc, Cl A *	6,049	1,009
iHeartMedia Inc *	5,524	40
Live Nation Entertainment Inc *	14,423	656
Meet Group Inc/The *	54,880	322
NCSoft	249	133
Take-Two Interactive Software Inc, Cl A *	11,046	1,310
TEGNA Inc	33,507	364
Tencent Holdings Ltd	35,100	1,722
Verizon Communications Inc	24,021	1,291
Vonage Holdings Corp *	139,819	1,011
Zynga Inc, Cl A *	201,759	1,382

		12,109

Consumer Discretionary — 4.4%
Alibaba Group Holding ADR *	7,562	1,471
Amazon.com Inc, Cl A *	964	1,879
American Axle & Manufacturing Holdings Inc *	42,212	152
American Eagle Outfitters Inc	79,226	630
Aramark	22,706	454
BorgWarner Inc	27,140	661
Caesars Entertainment Corp *	133,439	902

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
Cenveo Corp *(A)	2,777	$40
Delphi Technologies *	67,252	541
DR Horton Inc	4,729	161
Expedia Group Inc	23,201	1,306
Extended Stay America Inc	84,816	620
Fiat Chrysler Automobiles NV	21,574	155
JD.com ADR *	17,568	712
La Francaise des Jeux SAEM *	33,450	833
Meituan Dianping, Cl B *	68,700	830
Mohawk Industries Inc *	7,520	573
Monitronics International Inc *	18,437	274
RH *	2,590	260
ServiceMaster Global Holdings Inc *	17,940	484
Stars Group Inc/The *	16,429	336
Tiffany & Co	21,184	2,743
Trainline *	125,343	528
Transat AT, Cl B *	2,405	15
Trip.com Group ADR *	20,353	477
Ulta Beauty Inc *	10,500	1,845
Urban Outfitters Inc *	35,464	505

		19,387

Energy — 0.3%
Apache Corp	54,725	229
Helmerich & Payne Inc	18,890	296
Jupiter Resources *(A)(B)	24,396	24
National Oilwell Varco Inc, Cl A	69,389	682
Occidental Petroleum Corp	8,604	100
Parker Drilling	158	1
Parker Drilling Co *	4,256	36
Range Resources Corp	28,484	65

		1,433

Financials — 2.9%
Ally Financial Inc	85,403	1,232
Aurora Capital (B)	7,183	—
Charles Schwab Corp/The	15,545	523
E*TRADE Financial Corp	1,692	58
Evercore Inc, Cl A	20,249	933
Genworth Financial Inc, Cl A *	26,146	87
IBERIABANK Corp	57,674	2,085
Legg Mason Inc	38,212	1,867
Morgan Stanley	99,634	3,387
Raymond James Financial Inc	20,088	1,269
Texas Capital Bancshares Inc *	44,863	995
Willis Towers Watson PLC	2,930	498

		12,934

Health Care — 2.2%
Albireo Pharma Inc *	2,800	46
Allakos Inc *	2,637	117
Allergan PLC	27,148	4,808
Mylan NV *	23,726	354
Pfizer Inc	2,746	90

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
QIAGEN NV *	20,289	$844
Wright Medical Group NV *	126,568	3,626

		9,885

Industrials — 2.5%
Advanced Disposal Services Inc *	10,832	355
AECOM *	17,843	533
Boeing Co/The (C)	11,122	1,659
Builders FirstSource Inc *(C)	78,712	963
BWX Technologies Inc, Cl W	40,492	1,972
Clarivate Analytics PLC *	42,144	874
Navistar International Corp *	20,025	330
Nielsen Holdings PLC	24,938	313
Spirit Airlines Inc *	45,747	590
United Airlines Holdings Inc *	11,823	373
United Rentals Inc *	1,034	106
United Technologies Corp	18,971	1,789
WABCO Holdings Inc *	2,947	398
WESCO International Inc *	17,748	406
XPO Logistics Inc *	4,799	234

		10,895

Information Technology — 10.0%
Acacia Communications Inc *	5,707	383
Adobe Inc *	2,233	711
Afterpay *	85,579	985
Anaplan Inc *	16,457	498
Anixter International Inc *	24,349	2,139
Applied Materials Inc	11,013	505
Box Inc, Cl A *	54,416	764
Cree Inc *	13,169	467
Crowdstrike Holdings, Cl A *	12,954	721
Cypress Semiconductor Corp	158,758	3,702
Dynatrace Inc *	63,589	1,516
Fidelity National Information Services Inc, Cl B	17,280	2,102
Fitbit Inc, Cl A *	90,881	605
ForeScout Technologies Inc *	8,313	263
Gilat Satellite Networks *	56,829	403
Global Payments Inc	8,878	1,280
HP Inc	13,009	226
KEMET Corp	131,066	3,167
Lightspeed POS *	76,419	1,022
Mellanox Technologies Ltd *	12,460	1,512
Mimecast Ltd *	18,328	647
Mmodal *(A)(B)	6,952	47
Network International Holdings PLC *	269,727	1,303
Nexi *	59,913	780
NVIDIA Corp	5,502	1,450
NXP Semiconductors NV	16,299	1,352
PayPal Holdings Inc *	15,674	1,501
Renesas Electronics Corp *	305,000	1,099
Repay Holdings Corp *	81,123	1,164

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
RingCentral Inc, Cl A *	3,900	$826
Shopify Inc, Cl A *	2,439	1,017
Skyworks Solutions Inc	7,436	664
Splunk Inc *	5,195	656
SS&C Technologies Holdings Inc	43,702	1,915
Talend SA ADR *	37,837	849
Tech Data Corp *	15,365	2,010
Tenable Holdings Inc *	20,178	441
Visa Inc, Cl A	5,062	816
Vishay Intertechnology Inc (C)	47,798	689
WEX Inc *	8,253	863
Xero *	20,366	846
Xerox Holdings Corp	4,496	85
Xperi Corp	13,673	190

		44,181

Materials — 1.1%
Allegheny Technologies Inc *(C)	98,282	835
Axalta Coating Systems Ltd *	5,743	99
Constellium SE, Cl A *(C)	263,991	1,375
DuPont de Nemours Inc	4,128	141
Freeport-McMoRan Inc, Cl B	99,092	669
Hexion Holdings Corp *	9,735	93
Ingevity Corp *	11,823	416
Norbord Inc	66,200	774
OMNOVA Solutions Inc *	4,380	45
Warrior Met Coal Inc	30,144	320

		4,767

Real Estate — 1.0%
Front Yard Residential Corp ‡	20,971	251
MGM Growth Properties, Cl A ‡	80,692	1,910
Taubman Centers Inc ‡	50,316	2,107

		4,268

Utilities — 2.4%
Clearway Energy Inc, Cl C (C)	99,671	1,874
Edison International	47,695	2,613
Exelon Corp	52,133	1,919
FirstEnergy Corp	48,160	1,930
PG&E Corp *(C)	200,366	1,801
Vistra Energy Corp	40,698	649

		10,786

Total Common Stock (Cost $142,173) ($ Thousands)		130,645

REGISTERED INVESTMENT COMPANY — 14.1%
Merger Fund/The , Cl L	3,745,836	62,556
Total Registered Investment Company (Cost $60,067) ($ Thousands)		62,556

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS — 6.3%

Communication Services — 0.5%
Altice France
7.375%, 05/01/2026 (D)	$65	$65
AMC Entertainment Holdings
6.125%, 05/15/2027	55	23
5.750%, 06/15/2025	30	13
CCO Holdings
5.375%, 06/01/2029 (D)	85	87
5.125%, 05/01/2027 (D)	55	55
Diamond Sports Group
6.625%, 08/15/2027 (D)	155	104
5.375%, 08/15/2026 (D)	310	252
Digicel
6.000%, 04/15/2021 (D)	115	62
Digicel Group
6.750%, 03/01/2023 (D)	230	101
Digicel Group One
8.250%, 12/30/2022 (D)(E)	30	14
DISH DBS
7.750%, 07/01/2026	125	128
Frontier Communications
10.500%, 09/15/2022 (E)	125	33
7.125%, 01/15/2023	135	31
6.875%, 01/15/2025	85	21
Intelsat Connect Finance
9.500%, 02/15/2023 (D)	40	15
Intelsat Jackson Holdings
9.750%, 07/15/2025 (D)	260	172
Intelsat Luxembourg
8.125%, 06/01/2023	45	9
McClatchy
9.000%, 07/15/2026 (E)	402	384
Netflix
5.875%, 02/15/2025	165	174
Salem Media Group
6.750%, 06/01/2024 (D)	395	328
Sprint
7.875%, 09/15/2023	50	55
7.125%, 06/15/2024	25	27
T-Mobile USA
4.750%, 02/01/2028	130	135
Trilogy International Partners
8.875%, 05/01/2022 (D)	175	147
Windstream Services
10.500%, 06/30/2024 (D)(E)	95	4

		2,439

Consumer Discretionary — 1.0%
Altice Financing
7.500%, 05/15/2026 (D)	85	82
American Greetings
8.750%, 04/15/2025 (D)	210	179

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (D)	$85	$71
Cengage Learning
9.500%, 06/15/2024 (D)	395	292
CSC Holdings
5.750%, 01/15/2030 (D)	270	272
Cumulus Media New Holdings
6.750%, 07/01/2026 (D)	140	125
Delphi Technologies
5.000%, 10/01/2025 (D)	210	168
Diamond Resorts International
10.750%, 09/01/2024 (D)	310	189
Getty Images
9.750%, 03/01/2027 (D)	255	191
Golden Entertainment
7.625%, 04/15/2026 (D)	130	86
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (D)	717	466
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (D)	110	82
Hilton Domestic Operating
4.250%, 09/01/2024	105	98
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (D)	320	282
iHeartCommunications
8.375%, 05/01/2027	49	43
6.375%, 05/01/2026	27	26
5.250%, 08/15/2027 (D)	25	22
Inn of the Mountain Gods Resort & Casino
9.250% cash/0% PIK, 11/30/2020 (B)	192	190
Jacobs Entertainment
7.875%, 02/01/2024 (D)	115	97
JC Penney
7.400%, 04/01/2037	80	6
6.375%, 10/15/2036	335	25
Liberty Interactive
8.250%, 02/01/2030	120	88
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (D)	110	82
Monitronics International
9.125%, 04/01/2020 (B)(E)	495	–
Scientific Games International
8.250%, 03/15/2026 (D)	45	29
7.250%, 11/15/2029 (D)	5	3
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (D)	455	373
Terrier Media Buyer
8.875%, 12/15/2027 (D)	230	194
Urban One
7.375%, 04/15/2022 (D)	525	475
Wynn Las Vegas
5.500%, 03/01/2025 (D)	95	88

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 05/15/2027 (D)	$60	$54
4.250%, 05/30/2023 (D)	15	14
Ziggo BV
5.500%, 01/15/2027 (D)	155	155

		4,547

Consumer Staples — 0.2%
New Albertsons
8.700%, 05/01/2030	100	102
Post Holdings
5.625%, 01/15/2028 (D)	85	86
Rite Aid
7.700%, 02/15/2027	75	57
6.125%, 04/01/2023 (D)	220	189
Vector Group
10.500%, 11/01/2026 (D)	225	188
6.125%, 02/01/2025 (D)	270	246

		868

Energy — 0.8%
Cheniere Energy Partners
5.625%, 10/01/2026	115	106
4.500%, 10/01/2029 (D)	115	100
Chesapeake Energy
7.500%, 10/01/2026	170	12
7.000%, 10/01/2024	55	4
CNX Midstream Partners
6.500%, 03/15/2026 (D)	390	269
CNX Resources
7.250%, 03/14/2027 (D)	80	57
Crestwood Midstream Partners
5.750%, 04/01/2025	230	135
EnLink Midstream
5.375%, 06/01/2029	335	174
Extraction Oil & Gas
5.625%, 02/01/2026 (D)	270	45
Laredo Petroleum
10.125%, 01/15/2028	90	34
9.500%, 01/15/2025	90	36
Noble Holding International
8.950%, 04/01/2045	180	9
7.750%, 01/15/2024	215	19
Petrobras Global Finance BV
8.750%, 05/23/2026	894	965
6.900%, 03/19/2049	971	943
Petroleos Mexicanos
6.950%, 01/28/2060 (D)	351	235
5.950%, 01/28/2031 (D)	305	212
Pride International
7.875%, 08/15/2040	50	7
Sabine Pass Liquefaction
5.750%, 05/15/2024	95	88

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2027		$25	$21
Shelf Drilling Holdings
8.250%, 02/15/2025 (D)		85	41
Southwestern Energy
7.500%, 04/01/2026		20	13
Transocean
6.800%, 03/15/2038		290	67
USA Compression Partners
6.875%, 09/01/2027		125	78
Valaris
5.850%, 01/15/2044		185	37

			3,707

Financials — 1.4%
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842% (G)		285	250
BCD Acquisition
9.625%, 09/15/2023 (D)		140	116
Citigroup Global Markets Holdings MTN
14.640%, 06/12/2020 (D)	UAH	19,578	734
14.300%, 04/14/2020 (D)		18,443	667
CSN Islands XI
6.750%, 01/28/2028 (D)		$350	224
Freedom Mortgage
8.250%, 04/15/2025 (D)		535	420
8.125%, 11/15/2024 (D)		195	157
FS Energy & Power Fund
7.500%, 08/15/2023 (D)		205	183
GTCR AP Finance
8.000%, 05/15/2027 (D)		225	207
ICBC Standard Bank MTN
15.360%, 10/01/2021 (D)	UAH	18,605	686
Issuer
6.250%, 03/01/2028 (D)		$480	403
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250% (G)		220	209
4.600%, VAR United States Secured Overnight Financing Rate+3.125% (G)		170	149
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (D)		105	95
Refinitiv US Holdings
6.250%, 05/15/2026 (D)		459	474
Saracen Development
11.000% cash/0% PIK, 10/15/2025 (B) (D)		260	272
Springleaf Finance
7.125%, 03/15/2026		150	148
6.875%, 03/15/2025		120	121

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
VTB Bank Via VTB Capital
6.950%, 10/17/2022	$453	$451
WeWork
7.875%, 05/01/2025 (D)	350	129

		6,095

Health Care — 0.3%
Air Medical Group Holdings
6.375%, 05/15/2023 (D)	355	312
Centene
4.625%, 12/15/2029 (D)	165	166
Endo
6.000%, 07/15/2023 (D)	138	100
Endo Finance
5.375%, 01/15/2023 (D)	75	53
HCA
5.875%, 02/01/2029	115	122
Par Pharmaceutical
7.500%, 04/01/2027 (D)	110	109
Prime Security Services Borrower
6.250%, 01/15/2028 (D)	145	125
Radiology Partners
9.250%, 02/01/2028 (D)	135	117
Tenet Healthcare
8.125%, 04/01/2022	15	14
6.250%, 02/01/2027 (D)	125	122

		1,240

Industrials — 0.5%
Bombardier
7.875%, 04/15/2027 (D)	115	77
7.500%, 12/01/2024 (D)	25	17
7.500%, 03/15/2025 (D)	70	50
Cornerstone Building Brands
8.000%, 04/15/2026 (D)	230	198
Fortress Transportation & Infrastructure Investors
6.500%, 10/01/2025 (D)	20	15
Global A&T Electronics
8.500%, 01/12/2023	774	627
Hertz
6.000%, 01/15/2028 (D)	100	52
Icahn Enterprises
6.250%, 02/01/2022	145	145
New Enterprise Stone & Lime
6.250%, 03/15/2026 (D)	175	161
TransDigm
6.250%, 03/15/2026 (D)	90	90
Triumph Group
7.750%, 08/15/2025	85	62
Tutor Perini
6.875%, 05/01/2025 (D)	340	282

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Weekley Homes
6.625%, 08/15/2025	$385	$346

		2,122

Information Technology — 0.1%
CommScope
5.500%, 06/15/2024 (D)	55	51
CommScope Finance
8.250%, 03/01/2027 (D)	100	96
6.000%, 03/01/2026 (D)	150	150
CommScope Technologies
6.000%, 06/15/2025 (D)	40	37
Rackspace Hosting
8.625%, 11/15/2024 (D)	155	139

		473

Materials — 1.0%
Allegheny Technologies
7.875%, 08/15/2023	145	140
Alpha 3 BV
6.250%, 02/01/2025 (D)	100	92
Baffinland Iron Mines
8.750%, 07/15/2026 (D)	405	360
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (A)(B)	505	1
Cornerstone Chemical
6.750%, 08/15/2024 (D)	435	360
Eldorado
9.500%, 06/01/2024 (D)	165	162
First Quantum Minerals
7.500%, 04/01/2025 (D)	605	504
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (D)	220	196
Freeport-McMoRan
5.450%, 03/15/2043	245	219
5.250%, 09/01/2029	175	165
5.000%, 09/01/2027	25	23
Hexion
7.875%, 07/15/2027 (D)	215	183
Kaiser Aluminum Corp
13.000%, 01/31/2024 (B)	28	28
LSB Industries
9.625%, 05/01/2023 (D)	460	382
Mineral Resources
8.125%, 05/01/2027 (D)	370	346
Mountain Province Diamonds
8.000%, 12/15/2022 (D)	265	191
New Gold
6.375%, 05/15/2025 (D)	125	116
6.250%, 11/15/2022 (D)	115	112
Northwest Acquisitions ULC
7.125%, 11/01/2022 (D)	460	225

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rain CII Carbon
7.250%, 04/01/2025 (D)	$595	$500

		4,305

Real Estate — 0.1%
Iron Mountain
4.875%, 09/15/2029 (D)	10	10
Uniti Group
8.250%, 10/15/2023	60	46
7.125%, 12/15/2024 (D)	50	37
6.000%, 04/15/2023 (D)	230	209

		302

Utilities — 0.4%
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (D)	200	177
Eskom Holdings SOC
5.750%, 01/26/2021	777	657
Eskom Holdings SOC MTN
8.450%, 08/10/2028	757	525
NRG Energy
7.250%, 05/15/2026	145	152
5.250%, 06/15/2029 (D)	20	20
Vistra Operations
5.500%, 09/01/2026 (D)	260	268

		1,799
Total Corporate Obligations (Cost $33,896) ($ Thousands)		27,897

	Shares

EXCHANGE TRADED FUND — 4.7%
BlackRock Global Long/Short Credit Fund	2,258,854	20,827

Total Exchange Traded Fund (Cost $22,993) ($ Thousands)		20,827

	Face Amount
	(Thousands)

LOAN PARTICIPATIONS — 2.9%
84 Lumber, Term Loan, 1st Lien
5.250%, 11/06/2026	175	158
Academy, LTD., Initial Term Loan, 1st Lien
5.581%, VAR LIBOR+4.000%, 07/01/2022	708	378
Affinity Game, Term Loan 2, 1st Lien
4.853%, 07/01/2023	235	174
Affinity Game, Term Loan 2, 2nd Lien
9.853%, 01/31/2025	300	210
AgroFresh, Term Loan, 1st Lien
7.008%, 07/31/2021	—	—

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

LOAN PARTICIPATIONS (continued)
6.353%, 07/31/2021	$150	$117
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.080%, VAR LIBOR+3.000%, 04/22/2026	10	7
American Greetings, Term Loan, 1st Lien
6.103%, 04/06/2024	269	212
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.489%, VAR LIBOR+4.250%, 09/02/2024	418	276
Aptos, 1st Lien
6.856%, 02/26/2027	245	213
Bellring Brands, Term Loan, 1st Lien
6.603%, 10/21/2024	33	31
BMC Software Finance, Inc., Term Loan, 1st Lien
5.853%, 10/02/2025	129	106
Boardriders, Inc., Initial Loan, 1st Lien
8.277%, 04/23/2024	250	178
Bright BIDCO BV, Term Loan B, 1st Lien
5.103%, 06/30/2024	22	8
Bright Bidco, Term Loan, 1st Lien
5.103%, 06/30/2024	28	10
4.572%, 06/30/2024	104	37
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 12/23/2024	200	161
California Resources Corporation, Initial Loan, 1st Lien
6.550%, VAR LIBOR+4.750%, 12/31/2022	152	34
Carestream Health, Inc., Extended Term Loan, 1st Lien
7.322%, 02/28/2021	519	469
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	418	337
Cenveo Corporation, Exit Term Loan
12.750%, 06/07/2023 (B)	2	2
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (B)	303	294
Checkers Drive-In, Term Loan, 1st Lien
5.870%, 04/25/2024	117	62
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 06/24/2024	152	59

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

LOAN PARTICIPATIONS (continued)
ConvergeOne Holdings, Corp., Initial Term Loan
5.989%, 01/04/2026	$501	$381
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
8.103%, 10/31/2026	95	86
Doncasters, Term Loan, 1st Lien
5.445%, 04/09/2020	—	—
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.072%, VAR LIBOR+8.000%, 09/30/2020 (B)	127	108
ELO Touch Solutions, Term Loan B, 1st Lien
7.424%, 12/14/2025	169	137
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 10/10/2025	573	289
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
7.620%, 06/13/2024	237	171
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/25/2023	—	—
Glass Mountain, Term Loan B, 1st Lien
6.280%, 12/23/2024	69	34
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.932%, VAR LIBOR+3.250%, 04/28/2022	258	239
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.103%, VAR LIBOR+2.750%, 10/04/2023 (H)	167	129
Hoffmaster Group, Term Loan B, 1st Lien
5.603%, 11/21/2023 (B)	151	107
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
5.603%, 07/08/2024	210	163
Innovacare, Term Loan, 1st Lien
7.695%, 12/24/2026	289	265
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	88	68
J.C. Penney Company, Inc., Term Loan B, 1st Lien
5.863%, 06/23/2023 (H)	260	102
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.527%, 08/29/2022	843	602
Leap Legal Software, Term Loan B, 1st Lien
6.750%, 09/12/2022 (B)	392	240

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

LOAN PARTICIPATIONS (continued)
Libbey Glass, 1st Lien
4.005%, 04/09/2021	$70	$28
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.056%, 10/01/2024	809	633
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.375%, VAR LIBOR+8.125%, 06/30/2020 (B)	572	512
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, 05/08/2025 (B)	157	134
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.450%, VAR LIBOR+4.000%, 05/04/2022	551	448
Misys Limited, Dollar Term Loan, 1st Lien
5.277%, VAR LIBOR+3.500%, 06/13/2024	190	161
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.375%, VAR LIBOR+4.375%, 10/13/2023	102	72
Monitronics International
7.500%, 03/29/2024	170	112
Nine West Holdings Inc., Term Loan, 1st Lien
9.116%, 03/19/2024	60	52
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
4.765%, 06/30/2025	132	112
Patterson Companies, Term Loan B, 1st Lien
7.008%, 08/29/2022	—	—
Peak, Term Loan B, 1st Lien
4.950%, 08/01/2024	903	632
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
4.561%, VAR LIBOR+3.750%, 04/12/2025	118	99
Polymer Additives, Inc., Closing Date Term Loan
7.777%, 07/31/2025 (B)	76	54
Polymer Process Soluions, Term Loan, 1st Lien
6.612%, 05/01/2026	219	196
Quikrete Holdings, Inc., Initial Loan
4.103%, VAR LIBOR+2.750%, 02/01/2027	155	143
Rackspace Hosting, Inc., Term B Loan
4.763%, 11/03/2023	290	251
Radio One, Inc., Initial Term Loan
5.000%, VAR LIBOR+4.000%, 04/18/2023	111	79

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

LOAN PARTICIPATIONS (continued)
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (B)	$324	$243
Revlon Consumer Products Corporation, Initial Term B Loan
5.113%, VAR LIBOR+3.500%, 09/07/2023	728	280
4.950%, VAR LIBOR+3.500%, 09/07/2023	—	—
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.924%, 06/19/2026	181	160
Syniverse Holdings, Inc., Tranche C Term Loan
6.873%, VAR LIBOR+5.000%, 03/09/2023 (H)	927	593
Team Health Holdings, Inc., Initial Term Loan
3.750%, VAR LIBOR+2.750%, 02/06/2024	849	531
Traverse Midstream Partners LLC, Advance
5.000%, VAR LIBOR+4.000%, 09/27/2024	374	206
Vida Capital, Term Loan
7.777%, 10/01/2026	200	180
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan
2.550%, 12/31/2025	71	67
Vue International Bidco plc (fka Vougeot Bidco p.l.c.), Facility B1, 1st Lien
4.750%, 07/03/2026 (H)	39	30
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
9.750%, VAR LIBOR+4.000%, 03/29/2021	435	268

Total Loan Participations (Cost $16,683) ($ Thousands)		12,930

SOVEREIGN DEBT — 2.2%

Bahrain Government International Bond
7.000%, 01/26/2026	400	378
Colombia Government International Bond
5.200%, 05/15/2049	202	212
Egypt Government International Bond MTN
8.150%, 11/20/2059 (D)	200	162
MDC-GMTN BV MTN
4.500%, 11/07/2028	200	210
Nigeria Government International Bond
7.625%, 11/21/2025	263	203

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)

SOVEREIGN DEBT (continued)
Paraguay Government International Bond
4.625%, 01/25/2023		$1,471	$1,471
Russian Federal Bond - OFZ
7.400%, 07/17/2024	RUB	131,066	1,733
7.250%, 05/10/2034		181,555	2,428
Saudi Government International Bond MTN
3.750%, 01/21/2055 (D)		$300	276
2.750%, 02/03/2032 (D)		772	710
Ukraine Government International Bond
7.375%, 09/25/2032		756	684
4.375%, 01/27/2030	EUR	384	337
0.000%, 05/31/2040 (F)		$1,183	861

Total Sovereign Debt (Cost $11,526) ($ Thousands)			9,665

MUNICIPAL BONDS — 0.9%

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (E)		5	3
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (E)		5,010	3,006
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (E)		30	19
5.125%, 07/01/2037 (E)		20	12
5.000%, 07/01/2041 (E)		705	428
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (B)(E)		5	3
5.500%, 07/01/2039 (E)		325	205
5.000%, 07/01/2032 (E)		5	3
Commonwealth of Puerto Rico, Ser B, GO
4.250%, 07/01/2019 (E)		5	3
Commonwealth of Puerto Rico, Ser B, GO
Callable 05/01/2020 @ 100
4.400%, 07/01/2020 (E)		10	6
Commonwealth of Puerto Rico, Ser C, GO
Callable 05/01/2020 @ 100
6.000%, 07/01/2032 (E)		5	3
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (E)		5	3
Commonwealth of Puerto Rico, Ser E, GO
Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (E)		5	3
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (E)		15	10

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (E)	$10	$7
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (E)	15	10
5.250%, 07/01/2027 (E)	20	14
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (E)	35	24
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (E)	30	21
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2028 (E)	5	3
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (E)	35	24
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (E)	25	17
Puerto Rico, Electric Power Authority, Ser TT, RB
Callable 05/01/2020 @ 100
5.000%, 07/01/2023 (E)	10	7
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (E)	15	10
5.500%, 07/01/2021 (E)	15	10
5.500%, 07/01/2038 (E)	5	3
5.250%, 07/01/2033 (E)	20	14
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (E)	5	4
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (E)	30	21

Total Municipal Bonds (Cost $3,327) ($ Thousands)		3,896

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
CIFC Funding, Ser 2018-4RA, Cl C
5.036%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (D)	$250	$189
Octagon Investment Partners 43, Ser 2019- 1A, Cl D
5.872%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (D)	250	193
OHA Credit Funding 4, Ser 2019-4A, Cl D
5.686%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (D)	250	191
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
4.431%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (D)	250	204
Tryon Park CLO, Ser 2018-1A, Cl CR
4.531%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (D)	250	197
Venture XVII CLO, Ser 2018-17A, Cl DRR
4.651%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (D)	200	146

Total Asset-Backed Securities (Cost $1,446) ($ Thousands)		1,120

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	553	359
Liberty Media CV to 22.94686
4.000%, 11/15/2029	368	258
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (D)	230	298

Total Convertible Bonds (Cost $938) ($ Thousands)		915

	Shares

PREFERRED STOCK — 0.2%

Energy — 0.0%
Crestwood Equity Partners, 9.250% (I)	16,902	64

Financials — 0.2%
FHLMC, 8.375% *	45,502	277
FNMA, 8.250% *	45,090	286

		563

Real Estate — 0.0%
Colony Capital, 7.150% ‡	9,135	85

Total Preferred Stock (Cost $1,076) ($ Thousands)		712

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Number of	Market Value
Description	Rights	($ Thousands)

RIGHTS — 0.1%
Celgene Corp *‡‡	83,725	$318

Total Rights (Cost $241) ($ Thousands)		318

	Face Amount
	(Thousands)

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
1.552%, 04/21/2020 (J)	$10	10
1.542%, 06/18/2020 (J)	128	128

Total U.S. Treasury Obligations (Cost $138) ($ Thousands)		138

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
4.446%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (B)(D)	175	131

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		131

	Number of
	Warrants

WARRANT — 0.0%
Guitar Center, Expires 12/30/2027 Strike Price $–*(B)	1,552	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENTS — 26.7%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
0.085%**	2,500	3
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
0.740%**	2,122	1
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
0.037%**	2,500	3
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
0.154%**	5,005,105	5,005
Morgan Stanley Institutional Liquidity Funds - ESG Money Market Portfolio
0.740%**	2,241	2

		Market Value
Description	Shares	($ Thousands)

CASH EQUIVALENTS (continued)
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	113,143,696	$113,144

Total Cash Equivalents (Cost $118,158) ($ Thousands)		118,158

Total Investments in Securities — 88.0% (Cost $412,837) ($ Thousands)		$389,908

COMMON STOCK SOLD SHORT— (10.1)%

Communication Services — (1.4)%
Alphabet Inc, Cl A *	(278)	(323)
America Movil SAB de CV ADR, Cl L	(45,019)	(530)
Auto Trader Group PLC	(79,512)	(433)
Autohome Inc ADR *	(5,091)	(362)
Cogent Communications Holdings Inc	(8,945)	(733)
Facebook Inc, Cl A *	(1,912)	(319)
Live Nation Entertainment Inc *	(7,210)	(328)
Match Group Inc *	(10,898)	(720)
Omnicom Group Inc	(9,454)	(519)
Pinterest, Cl A *	(34,336)	(530)
Verizon Communications Inc	(22,758)	(1,223)
World Wrestling Entertainment Inc, Cl A	(12,033)	(408)

		(6,428)

Consumer Discretionary — (1.2)%
Amazon.com Inc, Cl A *	(331)	(645)
BorgWarner Inc	(30,465)	(742)
Chipotle Mexican Grill Inc, Cl A *	(485)	(317)
Cracker Barrel Old Country Store Inc	(3,696)	(308)
Eldorado Resorts Inc *	(8,987)	(129)
Etsy Inc *	(9,173)	(353)
Garmin Ltd	(10,072)	(755)
Macy’s Inc	(62,724)	(308)
Norwegian Cruise Line Holdings Ltd *	(17,394)	(191)
Rakuten Inc	(96,700)	(734)
Royal Caribbean Cruises Ltd	(6,658)	(214)
Shake Shack Inc, Cl A *	(6,648)	(251)
Texas Roadhouse Inc, Cl A	(7,712)	(319)

		(5,266)

Consumer Staples — (0.2)%
Campbell Soup Co	(5,911)	(273)
Craft Brew Alliance *	(10,137)	(151)
Sysco Corp, Cl A	(13,672)	(624)

		(1,048)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Financials — (1.4)%
Aon PLC/UK	(3,164)	$(522)
Canadian Imperial Bank of Commerce	(2,993)	(172)
Capital One Financial Corp	(12,169)	(613)
FactSet Research Systems Inc	(3,767)	(982)
First Horizon National Corp	(238,437)	(1,922)
Independent Bank Group Inc	(43,599)	(1,032)
Laurentian Bank of Canada	(6,884)	(148)
MSCI Inc, Cl A	(1,207)	(349)
Royal Bank of Canada	(2,993)	(183)
TD Ameritrade Holding Corp	(5,093)	(177)

		(6,100)

Health Care — (0.7)%
AbbVie Inc	(20,318)	(1,548)
Align Technology Inc *	(1,867)	(325)
BioTelemetry Inc *	(1,856)	(71)
Demant A/S *	(20,168)	(447)
iRhythm Technologies Inc *	(1,953)	(159)
Vocera Communications Inc *	(20,688)	(439)

		(2,989)

Industrials — (0.9)%
51job Inc ADR *	(7,230)	(444)
American Airlines Group Inc	(16,589)	(202)
Axon Enterprise Inc *	(2,316)	(164)
Cimpress PLC *	(5,726)	(305)
Illinois Tool Works Inc	(4,496)	(639)
Lincoln Electric Holdings Inc	(4,367)	(301)
PACCAR Inc	(10,113)	(618)
Roper Technologies Inc	(1,592)	(496)
Trex Co Inc *	(3,921)	(314)
Verisk Analytics Inc, Cl A	(3,221)	(449)
Viad Corp	(1,683)	(36)

		(3,968)

Information Technology — (4.0)%
Accenture PLC, Cl A	(5,358)	(875)
Amadeus IT Group SA, Cl A	(7,461)	(354)
Appian Corp, Cl A *	(6,394)	(257)
Aspen Technology Inc *	(4,366)	(415)
Automatic Data Processing Inc	(6,210)	(849)
Belden Inc	(13,497)	(487)
Broadridge Financial Solutions Inc	(5,847)	(555)
CDW Corp/DE	(3,660)	(341)
Check Point Software Technologies Ltd *	(8,814)	(886)
Cisco Systems Inc	(9,542)	(375)
Cognizant Technology Solutions Corp, Cl A	(11,058)	(514)
Comtech Telecommunications Corp	(3,300)	(44)
Coupa Software Inc *	(3,673)	(513)
DXC Technology Co	(34,827)	(455)

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Fiserv Inc, Cl A *	(6,885)	$(654)
FleetCor Technologies Inc *	(3,028)	(565)
Infosys Ltd ADR	(71,273)	(585)
Intel Corp	(8,738)	(473)
Jack Henry & Associates Inc	(3,533)	(548)
LogMeIn Inc	(6,654)	(554)
Microchip Technology Inc	(6,500)	(441)
Oracle Corp, Cl B	(14,002)	(677)
Pegasystems Inc	(6,758)	(481)
PTC Inc *	(5,791)	(354)
Qorvo Inc *	(7,597)	(613)
QUALCOMM Inc	(9,180)	(621)
Seiko Epson Corp	(53,400)	(579)
Square Inc, Cl A *	(14,862)	(779)
Taiyo Yuden Co Ltd	(30,500)	(808)
TeamViewer *	(18,349)	(733)
TiVo	(29,835)	(211)
Western Union Co/The	(23,520)	(426)
Workday Inc, Cl A *	(5,330)	(694)

		(17,716)

Materials — (0.1)%
Fortescue Metals Group Ltd	(81,022)	(496)

Real Estate — (0.1)%
Iron Mountain Inc	(14,749)	(351)

Utilities — (0.1)%
UGI Corp	(16,002)	(427)

Total Common Stock Sold Short (Proceeds $48,897) ($ Thousands)		(44,789)

EXCHANGE TRADED FUNDS SOLD SHORT— (3.0)%

Exchange Traded Fund — (3.0)%
Invesco QQQ Trust Series 1, Ser 1	(17,702)	(3,370)
iShares Russell 2000 ETF	(37,050)	(4,241)
SPDR S&P 500 ETF Trust	(22,817)	(5,881)

Total Exchange Traded Funds Sold Short (Proceeds $13,873) ($ Thousands)		(13,492)

Total Investments Sold Short — (13.1)% (Proceeds $62,770) ($ Thousands)		$(58,281)

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

		Market Value
Description	Contracts	($ Thousands)

PURCHASED OPTIONS* — 0.3%

Total Purchased Options(K) (Cost $976) ($ Thousands)	102,015	$1,205

WRITTEN OPTIONS* — (0.1)%

Total Written Options(K) (Premiums Received $534) ($ Thousands)	(100,164)	$(614)

A list of the open exchange traded options contracts for the Fund at March 31, 2020, is as follows:

		Notional Amount			Value
Description	Number of Contracts	(Thousands)	Exercise Price	Expiration Date	(Thousands)

PURCHASED OPTIONS — 0.3%

Put Options
Acacia Communications*	43	$289	$65.00	6/20/2020	$5
AECOM*	14	42	35.00	4/18/2020	7
April 20 Puts on SPX*	25	6,461	2,400.00	4/18/2020	137
April 20 Puts on SPX*	13	3,360	2,500.00	4/18/2020	76
April 20 Puts on SPX*	25	6,461	2,160.00	4/18/2020	56
April 20 Puts on SPX*	13	3,360	2,200.00	4/18/2020	18
Charles Schwab*	80	269	26.00	6/20/2020	10
Charles Schwab*	78	262	27.00	4/18/2020	6
Craft Brew Alliance*	271	404	15.00	8/22/2020	41
Forty Seven*	3	29	75.00	4/18/2020	–
Mellanox Technologies*	69	837	115.00	6/20/2020	14
Mellanox Technologies*	1	12	100.00	4/18/2020	–
Tallgrass Energy*	6	10	16.00	7/18/2020	1
Taubman Centers*	13	54	30.00	6/20/2020	5
Wright Medical Group NV*	2	6	25.00	1/16/2021	–
		–			–

		21,856			376

Call Options
AECOM*	43	128	45.00	4/18/2020	1
AECOM*	58	173	42.50	4/18/2020	1
Axalta Coating Systems*	42	73	19.00	5/16/2020	5
BorgWarner*	136	331	30.00	5/16/2020	10
Eldorado Resorts*	30	43	25.00	4/18/2020	1
Eldorado Resorts*	115	166	35.00	4/18/2020	1
Eldorado Resorts*	105	151	40.00	4/18/2020	1
Occidental Petroleum*	84	97	35.00	6/20/2020	2
Pfizer*	184	601	38.00	1/16/2021	16
Pfizer*	92	300	35.00	1/16/2021	16
Pfizer*	92	300	33.00	9/19/2020	21
S&P 500*	804	2,078	3,100.00	12/19/2020	46
SPDR S&P 500 ETF Trust*	99,210	28,966	310.00	12/19/2020	505
Tegna*	85	92	10.00	10/17/2020	24
United Technologies*	155	2,323	90.00	5/16/2020	173
WESCO International*	80	183	35.00	4/18/2020	5
WESCO International*	44	102	40.00	5/16/2020	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

		Notional Amount			Value
Description	Number of Contracts	(Thousands)	Exercise Price	Expiration Date	(Thousands)

PURCHASED OPTIONS (continued)
		$36,107			$829

Total Purchased Options		$57,963			$1,205

WRITTEN OPTIONS — (0.1)%

Put Options
April 20 Puts on SPX*	(26)	$(6,720)	2,350.00	04/18/20	$(77)
April 20 Puts on SPX*	(50)	(12,923)	2,280.00	04/18/20	(175)
Mellanox Technologies*	(74)	(898)	100.00	06/20/20	(15)

		(20,541)			(267)

Call Options
S&P 500*	(804)	(2,078)	3,200.00	12/19/20	(31)
SPDR S&P 500 ETF Trust*	(99,210)	(28,966)	320.00	12/19/20	(316)

		(31,044)			(347)

Total Written Options		$(51,585)			$(614)

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	Depreciation
Type of Contract	Short	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	(10)	Jun-2020	$(1,202)	$(1,285)	$(83)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020 is as follows:

						Unrealized
						Appreciation
			Currency to Deliver		Currency to Receive	(Depreciation)
Counterparty	Settlement Date		(Thousands)		(Thousands)	(Thousands)
Barclays PLC	06/12/20	AUD	390	USD	259	$20
Barclays PLC	06/17/20	USD	390	MXN	7,627	(69)
Barclays PLC	06/17/20	USD	516	EUR	448	(23)
Barclays PLC	06/17/20	ZAR	34,362	USD	2,211	306
Citi	04/15/20	USD	277	AUD	463	6
Citi	04/15/20	AUD	1,157	USD	799	91
Deutsche Bank	06/17/20	USD	1,392	IDR	20,680,680	(137)
Deutsche Bank	06/17/20	MXN	7,627	USD	357	36
Deutsche Bank	06/17/20	RUB	83,344	USD	1,213	158
Deutsche Bank	06/17/20	RUB	13,462	USD	167	(3)
Goldman Sachs	04/15/20	NZD	1,420	USD	913	72
Goldman Sachs	05/20/20	USD	1,171	KRW	1,441,181	14
Goldman Sachs	05/20/20	USD	786	KRW	930,361	(20)
Goldman Sachs	05/20/20	CNH	10,936	USD	1,552	9
Goldman Sachs	05/20/20	JPY	33,133	USD	310	2
Goldman Sachs	05/20/20	KRW	5,057,226	USD	4,271	113
HSBC	04/15/20	CAD	757	USD	533	1
HSBC	05/20/20	USD	146	JPY	16,220	5
HSBC	05/20/20	USD	509	CNH	3,576	(4)
HSBC	05/20/20	CNH	10,147	USD	1,425	(7)
HSBC	05/20/20	CNH	12,872	USD	1,836	21

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/15/20	USD	1,450	CAD	1,882	$(128)
JPMorgan Chase Bank	04/15/20	CAD	742	USD	561	39
JPMorgan Chase Bank	04/15/20	CAD	1,393	USD	978	(1)
JPMorgan Chase Bank	05/20/20	USD	382	JPY	41,713	5
JPMorgan Chase Bank	06/17/20	USD	83	EUR	76	—
JPMorgan Chase Bank	06/17/20	EUR	526	HUF	177,631	(36)
JPMorgan Chase Bank	06/17/20	EUR	1,798	USD	2,007	28
JPMorgan Chase Bank	06/17/20	USD	2,407	ZAR	40,764	(147)
JPMorgan Chase Bank	06/17/20	USD	328	RUB	26,427	6
JPMorgan Chase Bank	06/17/20	USD	2,397	RUB	175,635	(173)
JPMorgan Chase Bank	06/17/20	THB	19,014	USD	606	26
JPMorgan Chase Bank	06/17/20	ZAR	30,110	USD	1,933	263
JPMorgan Chase Bank	06/17/20	RUB	84,856	USD	1,272	198
JPMorgan Chase Bank	06/17/20	IDR	73,316,475	USD	5,122	676
Merrill Lynch	06/17/20	USD	2,264	IDR	33,556,572	(229)
Merrill Lynch	06/17/20	RUB	15,275	USD	229	36
Merrill Lynch	06/17/20	THB	19,022	USD	606	26
Merrill Lynch	06/17/20	HUF	307,994	EUR	903	53
Merrill Lynch	06/17/20	IDR	1,844,199	USD	123	11
Montgomery/Bank of America	05/20/20	USD	493	JPY	53,542	4
Morgan Stanley	04/30/20	CAD	97	USD	68	1
Morgan Stanley	04/30/20	EUR	204	USD	226	2
Morgan Stanley	04/30/20	EUR	522	USD	566	(7)
Morgan Stanley	06/17/20	EUR	386	HUF	130,363	(27)
Morgan Stanley	06/17/20	USD	1,460	ZAR	23,709	(146)
Morgan Stanley	06/17/20	RUB	335,043	USD	5,026	784
Morgan Stanley	06/17/20	IDR	16,781,225	USD	1,173	155
State Street	04/15/20	USD	330	AUD	535	(2)
State Street	04/15/20	CAD	766	USD	577	39
State Street	04/15/20	AUD	1,130	USD	698	6
State Street	04/16/20	USD	755	ILS	2,604	(18)
State Street	06/17/20	USD	1	EUR	1	—
State Street	06/17/20	EUR	393	USD	424	(9)
State Street	06/17/20	USD	592	GBP	457	(25)
State Street	06/17/20	GBP	653	USD	845	33
State Street	06/17/20	GBP	270	USD	335	—
UBS	04/15/20	CAD	374	USD	285	22
UBS	04/15/20	CAD	561	USD	386	(8)
UBS	05/20/20	USD	621	JPY	67,619	7
UBS	05/20/20	JPY	37,137	USD	345	—
UBS	06/17/20	USD	1,124	EUR	1,006	(18)
Westpac Banking	04/15/20	AUD	345	USD	234	23
Westpac Banking	06/17/20	GBP	256	USD	331	13

						$2,073

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Continued)

A list of the open OTC swap agreements held by the Fund at March 31, 2020 is as follows:

Total Return Swaps
									Upfront	Net Unrealized
							Notional		Payments/	Appreciation
	Reference Entity/			Payment	Termination		Amount	Value	Receipts	(Depreciation)
Counterparty	Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
Bank of America Merrill Lynch	Ukraine Government Bond	3 MONTH USD - LIBOR + 35 BPS	UKRAINE GOVERNMENT 14.3% 7/08/2020	Semi- Annually	07/08/2020	USD	32,815	$1,258	$1,446	$(188)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR + 60 BPS	INDONESIA GOVERNMENT 8.25% 6/15/2032	Semi- Annually	06/15/2032	USD	10,656,147	(204)	–	(204)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT 8.25% 6/15/2032	Semi- Annually	06/15/2032	USD	20,078,517	(258)	–	(258)
Goldman Sachs	Kakao Corp	1MLIBOR + .50	KAKAO CORP	Annually	12/15/2025	USD	(1,396)	87	–	87
Goldman Sachs	Koolearn Technology	KOOLEARN TECH HLDG	1MLIBOR - 30	Monthly	12/15/2025	HKD	310	(25)	–	(25)
Goldman Sachs	NCSoft	1MLIBOR + .50	NCSOFT CORP	Annually	12/15/2025	USD	(621)	75	–	75
Goldman Sachs	Netmarble	NETMARBLE CORP	1MLIBOR - 50	Monthly	12/15/2025	KRW	881	(23)	–	(23)
Goldman Sachs	Semiconductor	SEMICONDUCTOR (S)	1MLIBOR - 30	Monthly	12/15/2025	HKD	165	(9)	–	(9)
Goldman Sachs	SK Hynix	1MLIBOR + .50	SK HYNIX INC	Annually	12/15/2025	USD	(1,048)	43	–	43
Goldman Sachs	Windbond Electronics	WINBOND ELECTRONICS	1MLIBOR - 50	Monthly	12/15/2025	TWD	(633)	42	–	42
Morgan Stanley	ams AG	AMS AG (L)	LIBOR-1M	Annually	03/30/2022	CHF	(163)	—	–	–
Morgan Stanley	Brookfield Renewable Partners	BROOKFIELD RENWBL ENERGY (S)	FEDEF-1D	Monthly	01/14/2022	USD	791	117	–	117
Morgan Stanley	Brookfield Renewable Partners	BROOKFIELD RENWBL ENERGY (L)	FEDEF-1D	Annually	03/26/2022	USD	(13)	—	–	–
Morgan Stanley	Cineworld	CINEWORLD GROUP PLC	1-MONTH USD - LIBOR	Annually	01/23/2022	GBP	(24)	(60)	–	(60)
Morgan Stanley	FGL Holdings	FGL HOLDINGS (L)	FEDEF-1D	Annually	03/27/2022	USD	(380)	10	–	10
Morgan Stanley	Fiat Chrysler	FIAT	EURIB-1M	Annually	11/01/2021	EUR	(153)	3	–	3
Morgan Stanley	Fidelity National Information Services	FIDELITY NATIONAL(S)	FEDEF-1D	Monthly	03/27/2022	USD	118	10	–	10
Morgan Stanley	Flutter Entertainment	FLUTTER ENTERTAINMENT(S)	FEDEF-1D	Monthly	11/22/2021	USD	412	80	–	80
Morgan Stanley	GrandVision	GRANDVISION NV(L)	EURIB-1M	Annually	11/01/2021	EUR	(1,669)	113	–	113
Morgan Stanley	NIBC Holding NV	NIBC HOLDING AIW(L)	EURIB-1M	Annually	03/12/2022	EUR	(150)	(14)	–	(14)
Morgan Stanley	Northview Apartment REIT	NORTHVIEW APARTMENT REAL ESTAT (L)	DISC -1D	Annually	03/04/2022	CAD	(2,385)	(14)	–	(14)
Morgan Stanley	OSRAM Licht AG	OSRAM LICHTZ.VERKAUF	1 MONTH EUR - EURIBOR	Annually	03/24/2022	EUR	(5)	—	–	–
Morgan Stanley	OSRAM LICHT AG	OSRAM LICHT AG (L)	1 MONTH EUR - EURIBOR	Annually	11/01/2021	EUR	(614)	1	–	1
Morgan Stanley	Peugeot SA	PEUGEOT S.A. (L)	EONIA-1D	Annually	03/11/2022	EUR	(149)	(30)	–	(30)
Morgan Stanley	Tallgrass Energy	TALLGRASS ENERGY(L)	FEDEF-1D	Annually	06/07/2021	USD	(305)	75	–	75
Morgan Stanley	Terraform Power	1MLIBOR +. 50	TERRAFORM POWER (L)	Annually	02/28/2022	USD	(931)	(166)	–	(166)
Morgan Stanley	Thyssenkrupp AG	THYSSENKRUPP AG(L)	EURIB-1M	Annually	02/03/2022	EUR	(220)	(117)	–	(117)
								$994	$1,446	$(452)

Credit Default Swap
								Upfront	Net Unrealized
						Notional		Payments/	Appreciation
		Buy/Sell	(Pays)/Receives	Payment	Termination	Amount	Value	Receipts	(Depreciation)
Counterparty	Reference Entity/ Obligation	Protection	Rate	Frequency	Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
JPMorgan Chase Bank	Dillard’s	Buy	1.00%	Quarterly	12/20/2020	$55	$—	$—	$—

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020 is as follows:

Credit Default Swaps
								Net Unrealized
							Upfront Payments/	Appreciation
	Buy/Sell	(Pays)/Receives			Notional Amount	Value	Receipts	(Depreciation)
Reference Entity/Obligation	Protection	Rate	Payment Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
Macy’s	Buy	1.00%	Quarterly	12/20/2020	$55	$4	$3	$1
Kazakhstan	Buy	1.00%	Quarterly	12/20/2024	1,522	2	(42)	44

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2024	$5,654	$720	$157	$563
Simon Property	Buy	1.00%	Quarterly	06/20/2025	275	21	19	2
Vornado Realty	Buy	1.00%	Quarterly	06/20/2025	10	—	—	—
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,596	38	(1)	39
Mexico	Buy	1.00%	Quarterly	12/20/2023	2,938	95	(23)	118
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	15	4	11
Republic of Korea	Buy	1.00%	Quarterly	06/20/2024	3,487	(103)	(109)	6
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(64)	(15)	(49)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	1,709	269	139	130

						$997	$132	$865

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
1.0 X MXIBTIIE + 0.0 BPS	6.843%	Monthly	03/06/2030	MXN	28,987	$(16)	$–	$(16)

Percentages are based on Net Assets of $443,298 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $112 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security, or a portion thereof, has been pledged as collateral securities sold short.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $21,578 ($ Thousands), representing 4.9% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Perpetual security with no stated maturity date.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $64 ($ Thousands), or 0.0% of the net assets (See Note 2).

(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(K)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan Onshore

CV — Convertible Security

EGP — Egyptian Pound

ETF — Exchange-Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GO — General Obligation

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NZD — New Zealand Dollar

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

RUB — Russian Ruble

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

SPX — Standard & Poor’s 500 Index

THB – Thai Baht

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Strategy Alternative Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	130,534	40	71	130,645
Registered Investment Company	62,556	–	–	62,556
Corporate Obligations	–	27,406	491	27,897
Exchange Traded Fund	20,827	–	–	20,827
Loan Participations	–	11,237	1,693	12,930
Sovereign Debt	–	9,665	–	9,665
Municipal Bonds	–	3,893	3	3,896
Asset-Backed Securities	–	1,120	–	1,120
Convertible Bonds	–	915	–	915
Preferred Stock	712	–	–	712
Rights	318	–	–	318
U.S. Treasury Obligations	–	138	–	138
Mortgage-Backed Security	–	–	131	131
Warrant	–	–	–	–
Cash Equivalents	118,158	–	–	118,158

Total Investments in Securities	333,105	54,414	2,389	389,908

Securities Sold Short
Common Stock	(44,789)	–	–	(44,789)
Exchange Traded Funds	(13,492)	–	–	(13,492)

Total Securities Sold Short	(58,281)	–	–	(58,281)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,205	–	–	1,205
Written Options	(614)	–	–	(614)
Futures Contracts*
Unrealized Depreciation	(83)	–	–	(83)
Forwards Contracts*
Unrealized Appreciation	–	3,310	–	3,310
Unrealized Depreciation	–	(1,237)	–	(1,237)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	656	–	656
Unrealized Depreciation	–	(1,108)	–	(1,108)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	914	–	914
Unrealized Depreciation	–	(49)	–	(49)
Interest Rate Swaps*
Unrealized Depreciation	–	(16)	–	(16)

Total Other Financial Instruments	508	2,470	–	2,978

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$153,543	$363,640	$(404,039)	$-	$-	$113,144	113,143,696	$1,086	$ -

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 40.5%
U.S. Treasury Bills
1.704%, 04/09/2020 (A)(B)	$18,407	$18,407
1.623%, 04/30/2020 (A)(B)	49,898	49,896
1.613%, 04/23/2020 (A)(B)	4,428	4,428
1.593%, 05/28/2020 (A)(B)	3,721	3,720
1.583%, 06/25/2020 (A)(B)	8,722	8,721
1.573%, 07/02/2020 (A)(B)	5,228	5,227
1.562%, 05/14/2020 (B)	14,788	14,787
1.552%, 05/21/2020 (B)	19,688	19,686
1.547%, 05/07/2020 (B)	24,778	24,776
1.547%, 07/30/2020 (A)(B)	178,246	178,194
1.542%, 07/16/2020 (B)	35,223	35,215
1.534%, 07/09/2020 (A)(B)	210,081	210,037
1.533%, 06/11/2020 (A)(B)	172	172
1.532%, 07/23/2020 (A)(B)	94,553	94,529
1.521%, 08/13/2020 (A)(B)	54,531	54,515
1.451%, 08/27/2020 (A)(B)	13,653	13,648
0.401%, 09/10/2020 (A)(B)	75,475	75,436
0.300%, 09/17/2020 (B)	24,163	24,156
0.080%, 09/24/2020 (A)(B)	15,104	15,097
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,569	2,114
3.625%, 04/15/2028	1,595	2,052
3.375%, 04/15/2032	1,453	2,051
2.500%, 01/15/2029	1,802	2,210
2.375%, 01/15/2025	1,095	1,214
2.375%, 01/15/2027	1,919	2,223
2.125%, 02/15/2040	1,790	2,501
2.125%, 02/15/2041	1,178	1,640
2.000%, 01/15/2026	1,950	2,169
1.750%, 01/15/2028	1,199	1,363
1.375%, 02/15/2044	1,107	1,419
1.250%, 07/15/2020	1,183	1,172
1.125%, 01/15/2021	1,179	1,168
1.000%, 02/15/2046	1,633	1,985
0.875%, 01/15/2029	20,990	22,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 07/15/2028	$ 15,837	$16,936
0.750%, 02/15/2042	1,655	1,854
0.750%, 02/15/2045	822	939
0.625%, 07/15/2021	1,145	1,134
0.625%, 01/15/2024	1,106	1,124
0.625%, 01/15/2026	1,086	1,122
0.625%, 02/15/2043	1,459	1,601
0.500%, 01/15/2028	20,885	21,751
0.375%, 07/15/2023	1,109	1,115
0.375%, 07/15/2025	7,288	7,434
0.375%, 01/15/2027	7,262	7,431
0.375%, 07/15/2027	7,466	7,678
0.250%, 01/15/2025	16,555	16,704
0.250%, 07/15/2029	11,195	11,624
0.125%, 04/15/2021	1,088	1,067
0.125%, 01/15/2022	1,140	1,124
0.125%, 04/15/2022	1,061	1,046
0.125%, 07/15/2022	1,122	1,111
0.125%, 01/15/2023	1,118	1,104
0.125%, 07/15/2024	1,086	1,089
0.125%, 10/15/2024	4,223	4,275
0.125%, 07/15/2026	6,608	6,666

Total U.S. Treasury Obligations (Cost $1,005,051) ($ Thousands)		1,014,657

SOVEREIGN DEBT — 7.8%

Andina de Fomento
4.375%, 06/15/2022 (A)	125	134
Asian Development Bank MTN
2.625%, 01/12/2027 (A)	1,750	1,949
2.375%, 08/10/2027 (A)	500	550
2.000%, 04/24/2026 (A)	500	534
1.750%, 08/14/2026 (A)	500	528
1.625%, 05/05/2020 (A)	500	500
1.625%, 08/26/2020 (A)	1,000	1,001
Canada Government International Bond
2.000%, 11/15/2022 (A)	375	388
Chile Government International Bond
3.875%, 08/05/2020 (A)	250	251
Council of Europe Development Bank
2.625%, 02/13/2023 (A)	500	528
2.500%, 02/27/2024 (A)	750	804
1.625%, 03/16/2021 (A)	500	505
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR 24,381	30,770
0.100%, 04/15/2023	16,641	18,751
0.100%, 04/15/2026	10,996	12,720
0.100%, 04/15/2046	3,046	4,301

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	155

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (A)		$750	$795
2.000%, 02/01/2021 (A)		1,000	1,010
1.875%, 02/23/2022 (A)		375	384
1.625%, 05/05/2020 (A)		500	500
1.125%, 08/24/2020 (A)		500	500
European Investment Bank
4.875%, 02/15/2036 (A)		250	372
3.250%, 01/29/2024 (A)		1,500	1,649
2.625%, 03/15/2024 (A)		1,000	1,080
2.500%, 10/15/2024 (A)		1,000	1,082
2.125%, 04/13/2026 (A)		500	542
1.875%, 02/10/2025 (A)		500	528
Export Development Canada
2.750%, 03/15/2023 (A)		750	797
2.625%, 02/21/2024 (A)		1,375	1,477
2.500%, 01/24/2023 (A)		750	788
1.750%, 07/21/2020 (A)		1,000	1,002
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,311	1,970
3.150%, 07/25/2032		1,301	2,084
2.250%, 07/25/2020		514	569
2.100%, 07/25/2023		1,400	1,662
1.850%, 07/25/2027		4,050	5,246
1.800%, 07/25/2040 (C)		1,205	1,910
1.100%, 07/25/2022		1,280	1,466
0.700%, 07/25/2030 (C)		2,101	2,611
0.250%, 07/25/2024		855	976
0.100%, 03/01/2021		1,053	1,163
0.100%, 07/25/2021		1,269	1,393
0.100%, 03/01/2025		1,048	1,176
0.100%, 03/01/2029		504	585
0.100%, 07/25/2036 (C)		715	847
Inter-American Development Bank
7.000%, 06/15/2025 (A)		$500	646
3.000%, 10/04/2023 (A)		250	271
3.000%, 02/21/2024 (A)		250	274
2.125%, 11/09/2020 (A)		250	252
2.000%, 06/02/2026 (A)		1,000	1,088
1.875%, 03/15/2021 (A)		500	507
1.750%, 09/14/2022 (A)		1,000	1,030
1.625%, 05/12/2020 (A)		500	501
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (A)		250	370
2.500%, 03/19/2024 (A)		750	806
2.500%, 11/25/2024 (A)		500	542
1.875%, 10/07/2022 (A)		875	903
1.750%, 04/19/2023 (A)		1,000	1,035
International Finance MTN
2.125%, 04/07/2026 (A)		1,000	1,072

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.625%, 07/16/2020 (A)		$1,000	$1,001
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	2,232	2,771
2.600%, 09/15/2023 (C)		2,366	2,773
2.550%, 09/15/2041 (C)		1,006	1,274
2.350%, 09/15/2024 (C)		4,258	4,984
2.350%, 09/15/2035 (C)		1,258	1,552
2.100%, 09/15/2021 (C)		1,539	1,736
1.250%, 09/15/2032 (C)		2,500	2,708
Korea Development Bank/The
4.625%, 11/16/2021 (A)		$250	265
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	1,051
Nordic Investment Bank
1.500%, 09/29/2020 (A)		1,000	1,004
1.250%, 08/02/2021 (A)		500	504
North American Development Bank
2.400%, 10/26/2022 (A)		200	203
Province of Alberta Canada
3.350%, 11/01/2023 (A)		250	271
3.300%, 03/15/2028 (A)		500	574
2.950%, 01/23/2024 (A)		250	268
2.200%, 07/26/2022 (A)		1,000	1,033
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	326
2.000%, 10/23/2022 (A)		750	775
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	272
2.600%, 04/16/2024 (A)		500	533
2.125%, 05/04/2022 (A)		250	258
Province of Ontario Canada
3.200%, 05/16/2024 (A)		250	272
2.500%, 04/27/2026 (A)		1,000	1,078
2.450%, 06/29/2022 (A)		250	259
2.400%, 02/08/2022 (A)		750	771
2.250%, 05/18/2022 (A)		500	515
2.200%, 10/03/2022 (A)		500	517
2.000%, 10/02/2029 (A)		500	524
Province of Quebec Canada
7.500%, 09/15/2029 (A)		450	680
2.875%, 10/16/2024 (A)		500	542
2.625%, 02/13/2023 (A)		500	527
2.500%, 04/09/2024 (A)		1,000	1,064
2.500%, 04/20/2026 (A)		750	811
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (A)		1,000	1,065
1.750%, 03/10/2021 (A)		1,000	1,008
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,724
2.500%, 04/16/2020		429	1,872
2.500%, 07/17/2024		340	1,516
2.000%, 01/26/2035		932	3,387

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.875%, 11/22/2022	GBP	707	$980
1.250%, 11/22/2027		1,593	3,276
1.250%, 11/22/2032		402	778
1.250%, 11/22/2055		454	1,436
1.125%, 11/22/2037		575	1,248
0.750%, 03/22/2034		375	710
0.750%, 11/22/2047		559	1,367
0.625%, 03/22/2040		671	1,400
0.625%, 11/22/2042		547	1,202
0.500%, 03/22/2050		681	1,644
0.375%, 03/22/2062		493	1,415
0.250%, 03/22/2052		600	1,424
0.125%, 03/22/2024		480	657
0.125%, 03/22/2026		1,125	1,638
0.125%, 08/10/2028		515	804
0.125%, 03/22/2029		1,438	2,276
0.125%, 03/22/2044		479	980
0.125%, 03/22/2058		454	1,139
0.125%, 11/22/2065		558	1,598
0.125%, 03/22/2068		466	1,399

Total Sovereign Debt (Cost $193,198) ($ Thousands)			194,314

CORPORATE OBLIGATIONS — 2.4%

Communication Services — 0.0%
Alphabet Inc
3.625%, 05/19/2021 (A)		$150	154

Consumer Discretionary — 0.1%
Council of Europe Development Bank
1.750%, 09/26/2022 (A)		250	257
Toyota Motor
3.419%, 07/20/2023 (A)		500	513
Toyota Motor Credit MTN
2.625%, 01/10/2023 (A)		375	375
Toyota Motor Credit Corp MTN
3.200%, 01/11/2027 (A)		750	766
University of Southern California
5.250%, 10/01/2111 (A)		100	167
			2,078

Consumer Staples — 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)		500	556
Colgate-Palmolive MTN
2.300%, 05/03/2022 (A)		250	254
2.250%, 11/15/2022 (A)		1,250	1,246
Procter & Gamble Co/The
2.150%, 08/11/2022 (A)		250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.850%, 02/02/2021 (A)	$250	$252
		2,563

Energy — 0.1%
Chevron Corp
2.954%, 05/16/2026 (A)	1,000	1,036
Equinor ASA
2.450%, 01/17/2023 (A)	1,250	1,268
Nexen Inc
5.875%, 03/10/2035 (A)	100	135
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	262
XTO Energy Inc
6.750%, 08/01/2037 (A)	300	445
		3,146

Financials — 1.6%
Asian Development Bank
2.625%, 01/30/2024 (A)	375	404
Asian Infrastructure Investment Bank
2.250%, 05/16/2024 (A)	375	398
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	253
1.900%, 08/27/2021 (A)	750	752
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	205
Bank of Nova Scotia/The
4.375%, 01/13/2021 (A)	250	253
2.700%, 03/07/2022 (A)	500	508
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	157
2.750%, 03/15/2023 (A)	1,000	1,035
BlackRock Inc
3.375%, 06/01/2022 (A)	500	516
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (A)	500	508
CME Group
3.000%, 03/15/2025 (A)	1,000	1,032
CME Group Inc
3.000%, 09/15/2022 (A)	100	101
Commonwealth Bank of Australia/New York
2.550%, 03/15/2021 (A)	1,750	1,752
European Investment Bank
2.500%, 03/15/2023 (A)	375	396
2.375%, 05/24/2027 (A)	250	275
European Investment Bank MTN
3.125%, 12/14/2023 (A)	250	272
FMS Wertmanagement
2.000%, 08/01/2022 (A)	875	906
HSBC Holdings PLC
5.100%, 04/05/2021 (A)	250	256

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inter-American Development Bank
3.125%, 09/18/2028 (A)	$375	$438
2.625%, 01/16/2024 (A)	375	403
2.500%, 01/18/2023 (A)	750	789
2.000%, 07/23/2026 (A)	375	403
International Bank for Reconstruction & Development
7.625%, 01/19/2023 (A)	750	896
3.000%, 09/27/2023 (A)	750	810
2.500%, 07/29/2025 (A)	375	409
2.125%, 07/01/2022 (A)	375	387
1.500%, 08/28/2024 (A)	375	388
International Bank for Reconstruction & Development MTN
2.500%, 11/22/2027 (A)	750	836
1.875%, 10/27/2026 (A)	375	400
International Finance MTN
2.875%, 07/31/2023 (A)	375	403
2.000%, 10/24/2022 (A)	750	778
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (A)	375	432
2.625%, 02/28/2024 (A)	1,000	1,077
2.500%, 11/20/2024 (A)	1,000	1,084
2.375%, 08/25/2021 (A)	1,000	1,024
2.125%, 03/07/2022 (A)	500	514
2.125%, 06/15/2022 (A)	500	517
2.125%, 01/17/2023 (A)	1,250	1,304
2.000%, 09/29/2022 (A)	750	776
1.875%, 11/30/2020 (A)	1,000	1,008
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (A)	125	140
2.375%, 06/10/2025 (A)	625	676
2.250%, 10/01/2021 (A)	1,000	1,025
2.000%, 01/13/2025 (A)	250	266
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	1,125	1,191
National Australia Bank Ltd/New York
3.000%, 01/20/2023 (A)	200	204
1.875%, 07/12/2021 (A)	750	753
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (A)	250	271
2.625%, 01/31/2022 (A)	250	259
1.625%, 09/17/2022 (A)	250	256
Oesterreichische Kontrollbank AG
1.875%, 01/20/2021 (A)	750	757
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (A)	500	531
Svensk Exportkredit MTN
3.125%, 11/08/2021 (A)	375	390
2.875%, 05/22/2021 (A)	250	256
2.375%, 03/09/2022 (A)	125	129
2.000%, 08/30/2022 (A)	250	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.625%, 09/12/2021 (A)	$250	$254
1.625%, 11/14/2022 (A)	125	127
Svenska Handelsbanken AB MTN
2.450%, 03/30/2021 (A)	1,000	1,004
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (A)	250	258
3.250%, 06/11/2021 (A)	125	128
3.250%, 03/11/2024 (A)	125	132
Toronto-Dominion Bank/The MTN
2.125%, 04/07/2021 (A)	875	875
Wells Fargo Bank
3.625%, 10/22/2021 (A)	250	257
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022 (A)	500	500
2.600%, 01/15/2021 (A)	500	502
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022 (A)	500	498
Wells Fargo Bank NA
3.550%, 08/14/2023 (A)	750	785
Westpac Banking
2.600%, 11/23/2020 (A)	1,000	1,001
Westpac Banking Corp
2.000%, 08/19/2021 (A)	750	748
		39,486

Government — 0.0%
FMS Wertmanagement
2.750%, 03/06/2023 (A)	375	398
2.750%, 01/30/2024 (A)	375	405
		803

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	448
3.375%, 12/05/2023 (A)	500	535
2.450%, 03/01/2026 (A)	1,000	1,068
Novartis Capital
4.400%, 05/06/2044 (A)	250	329
Sanofi
4.000%, 03/29/2021 (A)	150	153
		2,533

Industrials — 0.0%
3M Co MTN
5.700%, 03/15/2037 (A)	150	188
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	800
		988

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Information Technology — 0.3%
Apple Inc
3.000%, 02/09/2024 (A)	$375	$395
2.850%, 02/23/2023 (A)	1,000	1,043
2.850%, 05/11/2024 (A)	250	266
2.500%, 02/09/2022 (A)	500	512
2.450%, 08/04/2026 (A)	375	393
2.400%, 05/03/2023 (A)	250	261
Automatic Data Processing Inc
2.250%, 09/15/2020 (A)	500	501
Microsoft
3.700%, 08/08/2046 (A)	500	600
3.300%, 02/06/2027 (A)	1,000	1,110
Microsoft Corp
2.125%, 11/15/2022 (A)	500	519
Visa
4.150%, 12/14/2035 (A)	125	156
3.150%, 12/14/2025 (A)	500	544
2.800%, 12/14/2022 (A)	125	130
2.150%, 09/15/2022 (A)	125	127
		6,557

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	1,045
Florida Power & Light Co
3.125%, 12/01/2025 (A)	1,000	1,022
Southern California Gas
3.750%, 09/15/2042 (A)	250	250
Southern California Gas Co
5.125%, 11/15/2040 (A)	150	177
		2,494

Total Corporate Obligations (Cost $59,092) ($ Thousands)		60,802

	Shares

FOREIGN COMMON STOCK — 2.0%
Australia — 0.1%
AGL Energy Ltd	11,836	125
Amcor PLC	2,573	20
AMP Ltd *	11,590	10
APA Group	22,955	144
ASX Ltd	1,383	65
Aurizon Holdings Ltd	21,309	55
AusNet Services	161,594	169
BHP Group Ltd	1,857	33
Brambles Ltd	7,528	49
Caltex Australia Ltd	9,474	129
CIMIC Group Ltd	2,946	42
Coca-Cola Amatil Ltd	13,155	71
Cochlear Ltd	834	96

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Computershare Ltd	24,829	$147
Crown Resorts Ltd	10,576	49
CSL Ltd	678	123
Flight Centre Travel Group Ltd	4,864	29
Fortescue Metals Group Ltd	5,626	35
Goodman Group ‡	3,950	29
Harvey Norman Holdings Ltd	29,708	54
Incitec Pivot Ltd	29,314	36
Lendlease Group ‡	3,959	25
Oil Search Ltd	60,525	88
Orica Ltd	4,582	43
Origin Energy Ltd	26,344	71
Ramsay Health Care Ltd	2,702	95
REA Group Ltd	1,967	93
Santos Ltd	32,841	69
SEEK Ltd	3,243	29
Sonic Healthcare Ltd	9,228	137
Sydney Airport	20,066	69
Tabcorp Holdings Ltd	30,312	47
Telstra Corp Ltd, Cl B	53,641	101
TPG Telecom Ltd	25,100	106
Transurban Group	13,849	102
Treasury Wine Estates Ltd	13,519	83
Washington H Soul Pattinson & Co Ltd	12,903	134
Wesfarmers Ltd	4,242	89
Westpac Banking Corp	2,441	25
Woodside Petroleum Ltd	9,121	102
Woolworths Group Ltd	9,004	193

		3,211

Austria — 0.0%
ANDRITZ AG	592	19
Erste Group Bank AG	2,889	54
OMV AG	3,113	86
Verbund AG ‡	2,112	76

		235

Belgium — 0.0%
Ageas	2,714	113
Anheuser-Busch InBev SA/NV	2,858	127
Groupe Bruxelles Lambert SA	357	28
KBC Group NV	1,942	90
Proximus SADP	3,604	82
Solvay SA	290	21

		461

Canada — 0.3%
Agnico Eagle Mines Ltd	1,529	60
Air Canada, Cl B *	4,589	51
Alimentation Couche-Tard Inc, Cl B	6,304	147
AltaGas Ltd	8,358	75
Atco Ltd/Canada, Cl I	8,531	234

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	159

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Aurora Cannabis Inc *	87,083	$77
Bank of Montreal	1,058	53
Bank of Nova Scotia/The, Cl C	1,590	64
Barrick Gold Corp	5,174	94
Bausch Health Cos Inc *	5,733	88
BCE Inc	6,461	262
BlackBerry Ltd *	28,659	116
Bombardier Inc, Cl B *	23,691	7
Cameco Corp	16,374	123
Canadian Natural Resources Ltd	5,292	72
Canadian Pacific Railway Ltd	641	140
Canadian Tire Corp Ltd, Cl A	758	45
Canadian Utilities Ltd, Cl A	11,614	274
Canopy Growth Corp *	3,820	55
CCL Industries Inc, Cl B	2,224	67
Cenovus Energy Inc	15,893	32
CI Financial Corp	3,354	33
Constellation Software Inc/Canada	183	165
Dollarama Inc	1,227	34
Emera Inc	4,791	187
Empire Co Ltd, Cl A	11,429	221
Enbridge Inc	5,063	146
First Capital Real Estate Investment Trust ‡	4,150	40
First Quantum Minerals Ltd (Canada)	2,143	11
Fortis Inc/Canada	4,918	187
Franco-Nevada Corp	892	88
George Weston Ltd	737	52
Gildan Activewear Inc	12,001	151
H&R Real Estate Investment Trust ‡	4,787	30
Husky Energy Inc	13,174	33
Hydro One Ltd (C)	10,410	185
Imperial Oil Ltd	7,170	80
Loblaw Cos Ltd	7,305	372
Magna International Inc, Cl A	3,188	101
Methanex Corp	1,070	13
Metro Inc/CN, Cl A	13,559	542
National Bank of Canada	2,170	83
Nutrien Ltd	1,762	60
Onex Corp	820	30
Open Text Corp	5,957	206
PrairieSky Royalty Ltd	14,471	75
Restaurant Brands International Inc	1,026	41
Rogers Communications Inc, Cl B	5,801	239
Royal Bank of Canada	1,066	65
Saputo Inc	4,704	112
Shaw Communications Inc, Cl B	6,821	109
Shopify Inc, Cl A *	268	111
Stars Group Inc/The *	6,109	124
Suncor Energy Inc	2,744	43
TC Energy Corp	3,314	146
TELUS Corp	14,042	220
Toronto-Dominion Bank/The	1,857	78

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Turquoise Hill Resources Ltd *	33,850	$13
Vermilion Energy Inc	2,483	7
Wheaton Precious Metals Corp	4,550	124
WSP Global Inc	2,856	160

		6,853

China — 0.0%
BeiGene Ltd ADR *	812	100
Sands China Ltd	18,800	69

		169

Denmark — 0.0%
Carlsberg A/S, Cl B	1,158	131
Chr Hansen Holding A/S	1,416	106
Coloplast A/S, Cl B	587	85
Novozymes A/S, Cl B	4,917	223
Orsted A/S (C)	2,130	209
Pandora A/S	4,913	160
Tryg A/S	3,506	86

		1,000

Finland — 0.0%
Elisa Oyj	3,526	218
Fortum Oyj	5,767	85
Kone Oyj, Cl B	265	15
Neste Oyj	6,998	237
Nokia Oyj *	66,880	211
Nokian Renkaat Oyj	2,485	60
Orion Oyj, Cl B	2,179	89

		915

France — 0.2%
Aeroports de Paris, Cl A	373	36
Air Liquide SA	1,246	160
Arkema SA	2,066	143
Atos SE	672	45
AXA SA	1,932	33
BioMerieux	1,418	160
Bouygues SA	892	26
Capgemini SE	433	37
Carrefour SA	6,251	99
Casino Guichard Perrachon SA *	1,275	49
Covivio ‡	434	24
Dassault Systemes SE	328	49
Electricite de France SA	28,449	224
Engie SA	8,602	89
EssilorLuxottica SA	246	26
Eurofins Scientific SE	99	49
Eutelsat Communications SA	4,960	52
Faurecia SE	552	17
Getlink SE	4,624	55
Iliad SA	513	70

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Imerys SA	2,203	$55
Ingenico Group SA	617	66
Ipsen SA	2,272	117
JCDecaux SA *	1,173	21
Legrand SA	2,384	153
L’Oreal SA	607	159
LVMH Moet Hennessy Louis Vuitton SE	396	147
Natixis SA	5,679	18
Pernod Ricard SA	816	116
Remy Cointreau SA	1,229	134
Renault SA	1,250	24
Rexel SA	3,641	27
Sanofi	904	80
Sartorius Stedim Biotech	642	129
Schneider Electric SE	577	50
SCOR SE	1,457	32
Societe BIC SA	447	25
STMicroelectronics NV	1,562	34
Suez	15,016	153
Thales SA, Cl A	440	37
TOTAL SA	5,813	226
Ubisoft Entertainment SA *	803	59
Valeo SA	2,727	46
Veolia Environnement SA	6,091	130
Vinci SA	822	68
Vivendi SA	5,328	114
Wendel SA	681	55

		3,718

Germany — 0.1%
adidas AG	369	83
Allianz SE	347	60
Aroundtown SA ‡	14,000	70
Beiersdorf AG	1,116	113
Brenntag AG	527	19
Commerzbank AG *	2,147	8
Continental AG	286	21
Covestro AG (C)	1,507	46
Deutsche Bank AG *	3,101	21
Deutsche Boerse AG	198	27
Deutsche Telekom AG	21,205	275
Deutsche Wohnen SE ‡	1,750	67
E.ON SE	13,577	141
Fraport AG Frankfurt Airport Services Worldwide *	1,521	62
GEA Group AG	1,568	32
Hannover Rueck SE	619	89
HeidelbergCement AG	879	38
Henkel AG & Co KGaA	1,543	114
Infineon Technologies AG	7,960	117
Merck KGaA	1,220	125
METRO AG	10,100	87

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	$55
Puma SE	320	19
QIAGEN NV *	1,454	59
RTL Group SA (D)	1,417	48
RWE AG	4,506	118
SAP SE	1,978	223
Symrise AG, Cl A	1,058	98
Telefonica Deutschland Holding AG	58,793	146
thyssenkrupp AG *	3,604	19
Uniper SE	3,925	97
United Internet AG	3,201	94
Volkswagen AG	147	19
Wirecard AG	992	114
Zalando SE *(C)	1,425	55

		2,779

Hong Kong — 0.1%
AIA Group Ltd	1,200	11
ASM Pacific Technology Ltd	10,328	97
CK Asset Holdings Ltd ‡	5,708	31
CK Hutchison Holdings Ltd	1,208	8
CLP Holdings Ltd, Cl B	16,338	151
Galaxy Entertainment Group Ltd *	10,000	53
HKT Trust & HKT Ltd	455,010	620
Hong Kong & China Gas Co Ltd	131,157	216
Kerry Properties Ltd ‡	13,000	34
Melco Resorts & Entertainment Ltd ADR	3,036	38
NWS Holdings Ltd	56,569	58
PCCW Ltd	378,649	208
Power Assets Holdings Ltd	12,474	75
Shangri-La Asia Ltd	82,000	56
SJM Holdings Ltd	33,000	28
Swire Properties Ltd ‡	18,400	52
Techtronic Industries Co Ltd	14,001	91
WH Group Ltd (C)	111,000	104
Wynn Macau Ltd	27,600	42
Yue Yuen Industrial Holdings Ltd	19,694	30

		2,003

Ireland — 0.0%
CRH PLC	3,833	104
Flutter Entertainment PLC *	733	67
James Hardie Industries PLC	4,105	47
Kerry Group PLC, Cl A	418	48
Ryanair Holdings PLC ADR *	861	46

		312

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	70
Bank Leumi Le-Israel BM	11,928	66
Elbit Systems Ltd	784	103

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
International Flavors & Fragrances Inc	1	$—
Israel Chemicals Ltd	27,089	86
Nice Ltd *	417	62
Teva Pharmaceutical Industries Ltd *	12,297	110

		497

Italy — 0.1%
Assicurazioni Generali SpA	5,334	73
Atlantia SpA	3,095	39
Davide Campari-Milano SpA	3,158	23
Eni SpA	26,389	267
Ferrari NV	156	24
Fiat Chrysler Automobiles NV	4,810	35
Intesa Sanpaolo SpA *	31,593	51
Mediobanca Banca di Credito Finanziario SpA	8,384	46
Moncler SpA	390	14
Poste Italiane SpA (C)	10,226	87
Recordati SpA	7,089	300
Snam SpA	40,649	187
Telecom Italia SpA/Milano	262,580	107
Tenaris SA	20,864	128

		1,381

Japan — 0.6%
Aeon Co Ltd, Cl H	10,900	242
Aisin Seiki Co Ltd	1,500	37
Ajinomoto Co Inc	12,000	224
Alfresa Holdings Corp	3,200	60
Alps Alpine	5,400	52
ANA Holdings Inc	8,100	198
Aozora Bank Ltd	3,100	59
Asahi Group Holdings Ltd	6,800	221
Asahi Intecc Co Ltd	4,400	109
Asahi Kasei Corp	9,000	64
Astellas Pharma Inc	4,700	73
Bandai Namco Holdings Inc	800	39
Bank of Kyoto Ltd/The	300	10
Calbee Inc	1,700	46
Canon Inc	12,500	273
Central Japan Railway Co	400	64
Chiba Bank Ltd/The, Cl B	2,600	11
Chubu Electric Power Co Inc	16,000	226
Chugai Pharmaceutical Co Ltd	900	104
Chugoku Electric Power Co Inc/The	41,600	581
Coca-Cola Bottlers Japan Inc	8,200	169
Concordia Financial Group Ltd	34,400	101
Credit Saison Co Ltd	5,700	66
CyberAgent Inc	3,800	148
Daicel Corp	3,800	28
Daiichi Sankyo Co Ltd	1,100	76
Daito Trust Construction Co Ltd	500	47
Daiwa House Industry Co Ltd ‡	2,400	60

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Dentsu Group Inc	4,200	$81
Eisai Co Ltd	1,000	73
Electric Power Development Co Ltd	8,300	167
FamilyMart Co Ltd, Cl H	7,800	140
FUJIFILM Holdings Corp	3,100	156
Hakuhodo DY Holdings Inc	3,400	34
Hankyu Hanshin Holdings Inc	3,600	121
Hino Motors Ltd	8,200	44
Hirose Electric Co Ltd	882	92
Hisamitsu Pharmaceutical	1,600	75
Hitachi Chemical Co Ltd	1,039	44
Hitachi High-Technologies	500	37
Hitachi Metals Ltd	3,300	35
Hoya Corp	800	68
Idemitsu Kosan Co Ltd	5,198	119
Inpex Corp	14,400	81
Isetan Mitsukoshi Holdings	18,800	110
Itochu Techno-Solutions Corp	2,000	57
J Front Retailing Co Ltd	5,200	43
Japan Post Bank Co Ltd	7,900	73
Japan Prime Realty Investment Corp, Cl A ‡	31	93
Japan Real Estate Investment Corp ‡	37	217
Japan Retail Fund Investment Corp, Cl A ‡	32	36
JXTG Holdings Inc	33,200	114
Kakaku.com Inc	5,200	96
Kamigumi Co Ltd	4,000	68
Kaneka Corp	2,400	58
Kansai Electric Power Co Inc/The	28,000	312
Kansai Paint Co Ltd	3,000	57
Kao Corp	1,800	147
Kawasaki Heavy Industries Ltd	3,200	47
KDDI Corp	5,100	151
Keikyu Corp	4,000	67
Keio Corp	500	30
Kikkoman Corp	4,500	192
Konami Holdings Corp	4,500	138
Kyocera Corp	1,500	89
Kyowa Hakko Kirin Co Ltd	5,200	117
Kyushu Electric Power Co Inc	27,300	220
Lawson Inc	5,900	324
LINE Corp *	1,700	82
LIXIL Group Corp	3,000	37
M3 Inc	3,400	101
Marubeni Corp	14,900	74
Maruichi Steel Tube Ltd	3,200	77
McDonald’s Holdings Co Japan Ltd	1,723	78
Mebuki Financial Group Inc	32,230	66
Medipal Holdings Corp	6,800	127
MEIJI Holdings Co Ltd	1,000	71
Mitsubishi Motors Corp	8,800	25
Mitsui Chemicals Inc	1,800	34
Mitsui Fudosan Co Ltd ‡	2,500	43

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Murata Manufacturing Co Ltd	1,500	$76
Nabtesco Corp	1,500	35
NEC Corp	3,300	121
Nexon Co Ltd	8,200	134
NGK Spark Plug Co Ltd	800	11
NH Foods Ltd	5,700	199
Nintendo Co Ltd	200	77
Nippon Building Fund Inc ‡	27	181
Nippon Prologis Inc ‡	59	148
Nippon Telegraph & Telephone Corp	7,900	188
Nisshin Seifun Group Inc	4,515	75
Nomura Research Institute Ltd	6,534	139
NTT Data Corp	10,000	96
NTT DOCOMO Inc	5,300	166
Obic Co Ltd	300	39
Odakyu Electric Railway Co Ltd	3,300	73
Oji Holdings Corp	12,000	64
Olympus	6,000	87
Ono Pharmaceutical Co Ltd	3,800	87
Oracle Corp Japan *	1,200	105
Oriental Land	300	38
Osaka Gas Co Ltd	11,600	219
Otsuka Holdings Co Ltd	2,600	102
Pan Pacific International Holdings Corp	5,200	99
Pola Orbis Holdings Inc	3,200	59
Rakuten Inc	15,100	115
Rohm Co Ltd	400	22
Ryohin Keikaku Co Ltd	4,000	45
Sankyo Co Ltd	2,500	73
Santen Pharmaceutical Co Ltd	6,200	107
Sega Sammy Holdings Inc	2,900	35
Seven & i Holdings Co Ltd	2,300	76
Shimamura Co Ltd	700	42
Shimizu Corp	8,200	64
Shiseido Co Ltd	2,300	136
Shizuoka Bank Ltd/The	12,000	73
Showa Denko	5,200	108
SoftBank Group Corp	2,000	70
Subaru Corp	4,000	77
Sumitomo Corp	6,500	75
Sumitomo Dainippon Pharma Co Ltd	7,800	101
Sumitomo Metal Mining	1,000	21
Sumitomo Rubber Industries Ltd	6,900	65
Suntory Beverage & Food Ltd	2,300	87
Suzuken Co Ltd/Aichi Japan	2,800	102
Sysmex Corp	1,100	80
T&D Holdings	11,400	93
Taisei Corp	2,300	70
Taisho Pharmaceutical Holdings Co Ltd	1,500	92
Taiyo Nippon Sanso Corp	3,300	49
Takeda Pharmaceutical Co Ltd	4,318	132
Teijin Ltd	4,800	81

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Terumo Corp	5,300	$183
Toho Co Ltd/Tokyo	4,100	126
Toho Gas Co Ltd	6,912	314
Tohoku Electric Power Co Inc	25,100	242
Tokyo Electric Power Co Holdings Inc *	56,400	197
Tokyo Gas Co Ltd	14,200	336
Tokyu Corp	700	11
Toray Industries Inc	10,000	43
Tosoh Corp	5,500	63
TOTO Ltd	1,000	33
Toyo Seikan Group Holdings Ltd	3,500	40
Toyo Suisan Kaisha Ltd	3,000	145
Toyota Industries Corp	1,900	91
Toyota Motor Corp	1,700	102
Trend Micro Inc/Japan	1,300	64
Unicharm Corp	1,900	71
United Urban Investment Corp ‡	66	66
Yakult Honsha Co Ltd	600	36
Yamazaki Baking Co Ltd	4,200	88
Z Holdings Corp	17,700	57

		15,443

Luxembourg — 0.0%
SES SA, Cl A	5,154	30

Netherlands — 0.0%
ABN AMRO Bank NV (C)	1,275	10
Aegon NV	17,146	43
Akzo Nobel NV	447	29
ArcelorMittal SA	6,941	66
Heineken Holding NV	333	25
Heineken NV	343	29
Koninklijke DSM NV	490	56
Koninklijke KPN NV	36,243	87
Koninklijke Philips NV	4,286	174
Koninklijke Vopak NV	2,505	130
Prosus NV *	898	62
Unilever NV	3,228	159
Wolters Kluwer NV	2,040	144

		1,014

New Zealand — 0.0%
a2 Milk Co Ltd *	6,506	66
Auckland International Airport Ltd	21,194	63
Fisher & Paykel Healthcare Corp Ltd	3,702	67
Fletcher Building Ltd	33,974	70
Ryman Healthcare Ltd	7,695	47
Spark New Zealand Ltd	51,678	125

		438

Norway — 0.0%
Aker BP ASA	5,212	66

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
DNB ASA, Cl A	9,226	$103
Equinor ASA	8,101	101
Gjensidige Forsikring ASA	663	11
Mowi ASA	1,309	20
Norsk Hydro ASA	42,193	91
Schibsted ASA, Cl B	5,950	106
Telenet Group Holding NV	4,325	130
Telenor ASA	12,277	177
Yara International ASA	3,013	94

		899

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
EDP - Energias de Portugal SA	35,696	144
Galp Energia SGPS SA	17,981	205

		349

Singapore — 0.0%
CapitaLand Commercial Trust ‡	53,667	58
CapitaLand Ltd ‡	5,100	10
City Developments Ltd	7,600	39
Dairy Farm International Holdings Ltd	24,100	111
Genting Singapore Ltd	211,800	103
Jardine Cycle & Carriage Ltd	4,200	58
Jardine Matheson Holdings Ltd	1,364	68
Jardine Strategic Holdings Ltd	2,900	64
Oversea-Chinese Banking Corp Ltd	12,800	77
Singapore Airlines Ltd	4,200	17
Singapore Technologies Engineering Ltd	25,400	56
Singapore Telecommunications Ltd	26,400	47
Venture Corp Ltd	11,500	110
Wilmar International Ltd	44,800	101

		919

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA	2,833	55
Aena SME SA (C)	765	83
Amadeus IT Group SA, Cl A	3,640	173
Banco Bilbao Vizcaya Argentaria SA	10,923	35
Cellnex Telecom SA *(C)	1,977	90
Ferrovial SA	1,532	37
Grifols SA	5,142	175
Iberdrola SA	9,769	97
Industria de Diseno Textil SA	4,514	117
Naturgy Energy Group SA	3,616	64
Red Electrica Corp SA	10,145	182
Repsol SA, Cl A	4,954	45
Siemens Gamesa Renewable Energy SA	1,571	24

		1,177

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sweden — 0.1%
Atlas Copco AB, Cl A	345	$11
Boliden AB	3,000	55
Electrolux AB *	3,309	41
Epiroc AB, Cl A	3,608	36
Epiroc AB, Cl B	1,891	19
ICA Gruppen AB	1,513	64
Industrivarden AB, Cl C	4,865	95
Kinnevik AB *	1,565	26
Lundin Petroleum AB	5,244	101
Millicom International Cellular SA	3,144	89
Nordea Bank Abp	6,982	40
Skandinaviska Enskilda Banken AB, Cl A	7,936	54
Svenska Handelsbanken AB, Cl A *	7,194	60
Swedbank AB, Cl A	4,910	55
Swedish Match AB	1,119	64
Tele2 AB, Cl B	5,220	70
Telefonaktiebolaget LM Ericsson, Cl B	16,519	135
Telia Co AB	15,240	55

		1,070

Switzerland — 0.1%
Adecco Group AG	1,187	47
Baloise Holding AG	496	65
Barry Callebaut AG	74	148
Cie Financiere Richemont SA	2,218	122
Clariant AG	1,232	21
Dufry AG	1,595	49
Geberit AG	215	94
Givaudan SA	60	186
LafargeHolcim Ltd	1,540	56
Lonza Group AG	76	32
Nestle SA	1,850	190
Partners Group Holding AG	140	97
SGS SA, Cl B	41	95
Swatch Group AG/The, Cl B	575	115
Swiss Life Holding AG	254	86
Swisscom AG	382	205
Temenos AG	836	110
UBS Group AG	5,937	56
Zurich Insurance Group AG	87	31

		1,805

United Kingdom — 0.2%
Antofagasta PLC	2,759	26
Associated British Foods PLC	2,191	49
AstraZeneca PLC	1,588	142
Auto Trader Group PLC (C)	9,697	53
Barratt Developments PLC	2,222	12
BP PLC	59,666	255
British American Tobacco PLC	1,681	57
BT Group PLC, Cl A	31,533	46

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Bunzl PLC	3,000	$61
Burberry Group PLC	3,826	63
Centrica PLC	221,735	105
Coca-Cola HBC AG	3,429	74
DCC PLC	1,122	71
Diageo PLC	2,888	93
easyJet PLC	3,512	25
Experian PLC	2,610	73
G4S PLC	16,567	19
GlaxoSmithKline PLC	6,114	115
Halma PLC	3,225	77
Imperial Brands PLC	3,182	59
Informa PLC	13,266	73
InterContinental Hotels Group PLC	1,158	51
ITV PLC	95,402	78
J Sainsbury PLC	21,670	56
Johnson Matthey PLC	1,866	42
Marks & Spencer Group PLC	10,789	13
Micro Focus International PLC	12,366	61
National Grid PLC	10,079	118
NMC Health PLC	12,179	141
Pearson PLC	16,363	112
Persimmon PLC	1,979	47
Reckitt Benckiser Group PLC	154	12
RELX PLC	3,034	65
Rio Tinto PLC	815	38
Rolls-Royce Holdings PLC	7,169	30
Royal Dutch Shell PLC, Cl A	4,518	79
Royal Dutch Shell PLC, Cl B	10,245	173
RSA Insurance Group PLC	16,014	84
Sage Group PLC/The	14,064	103
Severn Trent PLC	2,894	82
Smith & Nephew PLC	12,015	214
Smiths Group PLC	4,570	69
SSE PLC	11,068	179
TUI AG	3,217	14
Unilever PLC	292	15
United Utilities Group PLC, Cl B	8,597	96
Vodafone Group PLC	80,329	112
Whitbread PLC	1,095	41
Wm Morrison Supermarkets PLC	34,659	77
WPP PLC	8,141	56

		3,806
Total Foreign Common Stock (Cost $56,514) ($ Thousands)		50,484

COMMON STOCK — 1.6%

Communication Services — 0.1%
Activision Blizzard Inc	2,324	138
Alphabet Inc, Cl A *	115	134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alphabet Inc, Cl C *	8	$9
AT&T Inc	5,831	170
CenturyLink Inc	19,623	186
Charter Communications Inc, Cl A *	355	155
Comcast Corp, Cl A	3,631	125
Discovery Inc, Cl A *	5,410	105
DISH Network Corp, Cl A *	6,323	126
Electronic Arts Inc *	1,382	138
Facebook Inc, Cl A *	839	140
Fox Corp	6,591	151
Interpublic Group of Cos Inc/The	10,256	166
Live Nation Entertainment Inc *	2,936	133
Netflix Inc *	350	131
News Corp, Cl B	14,692	132
Omnicom Group Inc	2,547	140
Quebecor Inc, Cl B	5,817	127
Softbank Corp	7,400	94
Take-Two Interactive Software Inc, Cl A *	1,169	139
T-Mobile US Inc *	1,908	160
Twitter Inc *	4,682	115
Verizon Communications Inc	3,339	179
ViacomCBS Inc, Cl B	7,544	106
Walt Disney Co/The	1,361	132

		3,331
Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	52
Amazon.com Inc, Cl A *	29	57
Aptiv PLC *	1,925	95
AutoZone Inc *	63	53
Berkeley Group Holdings PLC	229	10
Best Buy Co Inc	879	50
Booking Holdings Inc *	33	44
BorgWarner Inc	1,798	44
Capri Holdings Ltd *	3,411	37
CarMax Inc *	1,109	60
Carnival Corp *	1,461	19
Chipotle Mexican Grill Inc, Cl A *	118	77
Darden Restaurants Inc *	1,472	80
Dollar General Corp	398	60
Dollar Tree Inc *	704	52
DR Horton Inc	2,170	74
eBay Inc	1,485	45
Expedia Group Inc	1,393	78
Ford Motor Co *	12,902	62
Gap Inc/The	5,023	35
General Motors Co	2,986	62
H&R Block Inc	4,891	69
Hanesbrands Inc	5,402	43
Harley-Davidson Inc, Cl A	4,066	77
Hasbro Inc	1,503	108
Hilton Worldwide Holdings Inc *	1,532	105
Home Depot Inc/The	344	64

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iida Group Holdings	10,900	$151
Kohl’s Corp	2,286	33
Kontoor Brands Inc	313	6
L Brands Inc	4,940	57
Leggett & Platt Inc	1,806	48
Lennar Corp, Cl A	1,670	64
LKQ Corp *	2,394	49
Lowe’s Cos Inc	1,189	102
Macy’s Inc *	7,799	38
Marriott International Inc/MD, Cl A *	1,166	87
Marui Group	6,700	113
Mattel Inc *	774	7
McDonald’s Corp	63	10
MGM Resorts International	6,494	77
Mohawk Industries Inc *	1,015	77
Newell Brands Inc, Cl B	3,837	51
NIKE Inc, Cl B	338	28
Nikon	1,600	15
Nordstrom Inc *	2,197	34
Norwegian Cruise Line Holdings Ltd *	2,900	32
O’Reilly Automotive Inc *	186	56
PVH Corp	1,907	72
Ralph Lauren Corp, Cl A	665	44
Ross Stores Inc	854	74
Royal Caribbean Cruises Ltd	1,248	40
Shimano	300	43
Starbucks Corp	1,082	71
Tapestry Inc *	3,765	49
Target Corp, Cl A	521	49
Tiffany & Co	501	65
TJX Cos Inc/The	1,474	70
Tractor Supply Co	712	60
Ulta Beauty Inc *	553	97
Under Armour Inc, Cl A *	5,297	49
Under Armour Inc, Cl C *	2,107	17
VF Corp	958	52
Whirlpool Corp	398	34
Wynn Resorts Ltd	1,040	63
Yamada Denki Co Ltd *	12,900	51

		3,747
Consumer Staples — 0.2%
Altria Group Inc	2,582	100
Archer-Daniels-Midland Co	2,936	103
Brown-Forman Corp, Cl B	1,763	98
Campbell Soup Co	3,179	147
Church & Dwight Co Inc	2,077	133
Clorox Co/The	782	135
Coca-Cola Co/The	3,032	134
Coca-Cola European Partners PLC	1,470	55
Coles Group Ltd	5,570	52
Colgate-Palmolive Co	2,047	136
Conagra Brands Inc	4,939	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	1,639	$235
Coty Inc, Cl A	27,858	144
Estee Lauder Cos Inc/The, Cl A	852	136
General Mills Inc	2,714	143
Hershey Co/The	1,347	178
Hormel Foods Corp	3,039	142
JM Smucker Co/The	1,257	140
Kellogg Co	2,186	131
Kimberly-Clark Corp	1,017	130
Kobayashi Pharmaceutical	500	46
Kose	900	111
Kraft Heinz Co/The	4,956	122
Kroger Co/The	3,113	94
Lamb Weston Holdings Inc	2,378	136
Lion	2,700	58
McCormick & Co Inc/MD	1,081	153
Molson Coors Beverage Co, Cl B	3,119	122
Mondelez International Inc, Cl A	2,437	122
Monster Beverage Corp *	2,124	119
PepsiCo Inc	1,095	131
Philip Morris International Inc	1,409	103
Pigeon	1,400	54
Procter & Gamble Co/The	1,142	126
Spectrum Brands Holdings Inc	108	4
Sundrug Co Ltd	1,500	48
Sysco Corp, Cl A	4,913	224
Tsuruha Holdings Inc	300	40
Tyson Foods Inc, Cl A	2,695	156
Vitasoy International Holdings Ltd	24,000	73
Walgreens Boots Alliance Inc	2,079	95
Walmart Inc	780	89
Welcia Holdings	900	63

		4,906
Energy — 0.1%
Apache Corp	8,822	37
Baker Hughes Co, Cl A	9,310	98
Cabot Oil & Gas Corp	4,845	83
Chevron Corp	2,582	187
Cimarex Energy Co	1,660	28
Concho Resources Inc	2,732	117
ConocoPhillips	4,768	147
Devon Energy Corp	10,870	75
Diamondback Energy Inc, Cl A	3,852	101
EOG Resources Inc	2,545	91
Exxon Mobil Corp	3,012	115
Halliburton Co	12,400	85
Helmerich & Payne Inc	7,943	124
Hess Corp	3,884	129
HollyFrontier Corp	3,466	85
Keyera	8,586	79
Kinder Morgan Inc/DE	9,553	133
Marathon Oil Corp	24,645	81

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum Corp	4,321	$102
National Oilwell Varco Inc, Cl A	9,602	94
Noble Energy Inc	11,782	71
Occidental Petroleum Corp	9,813	114
ONEOK Inc	7,957	174
Ovintiv	6,164	17
Parkland Fuel Corp	6,673	116
Phillips 66	1,981	106
Pioneer Natural Resources Co	1,705	120
Schlumberger Ltd, Cl A	7,723	104
TechnipFMC PLC	11,797	79
Valero Energy Corp	3,068	139
Williams Cos Inc/The	15,655	222

		3,253
Financials — 0.1%
Allstate Corp/The	963	88
American International Group Inc	1,882	46
Ameriprise Financial Inc	614	63
Aon PLC/UK	234	38
Assurant Inc	976	101
Bank of America Corp	1,088	23
Bank of New York Mellon Corp/The	1,593	54
Bankinter SA	7,228	27
BlackRock Inc	75	33
Capital One Financial Corp	1,140	58
Cboe Global Markets Inc	436	39
Charles Schwab Corp/The	1,358	46
Chubb Ltd	198	22
Cincinnati Financial Corp	315	24
Citizens Financial Group Inc	2,888	54
Comerica Inc	1,435	42
Dai-ichi Life Holdings	8,300	100
Discover Financial Services	1,159	41
E*TRADE Financial Corp	1,012	35
Fifth Third Bancorp	3,964	59
Franklin Resources Inc	2,773	46
Globe Life Inc	870	62
Goldman Sachs Group Inc/The	156	24
Hartford Financial Services Group Inc/The	671	24
Huntington Bancshares Inc/OH	2,954	24
iA Financial Corp Inc	540	17
Intercontinental Exchange Inc	482	39
Invesco Ltd	6,593	60
Japan Post Holdings Co Ltd	13,200	103
JPMorgan Chase & Co	293	27
KeyCorp	2,956	31
Lincoln National Corp	1,000	26
Loews Corp	1,583	55
M&T Bank Corp	598	62
MetLife Inc	351	11
Morgan Stanley	1,873	64
MSCI Inc, Cl A	231	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nasdaq Inc, Cl A	368	$35
Nomura Holdings	3,700	16
Northern Trust Corp	370	28
PNC Financial Services Group Inc/The	607	58
Principal Financial Group Inc, Cl A	1,498	47
Progressive Corp/The	445	33
Prudential Financial Inc	736	38
Raymond James Financial Inc	1,182	75
Regions Financial Corp	3,285	29
Sompo Holdings	4,400	136
Sony Financial Holdings Inc	1,000	17
State Street Corp	770	41
SVB Financial Group, Cl B *	177	27
Synchrony Financial	3,561	57
T Rowe Price Group Inc	327	32
Tokio Marine Holdings Inc	3,400	156
Travelers Cos Inc/The	101	10
Unum Group	254	4
US Bancorp	2,336	80
Wells Fargo & Co	1,955	56
Willis Towers Watson PLC	490	83

		2,793
Health Care — 0.1%
Abbott Laboratories	643	51
AbbVie Inc	717	55
ABIOMED Inc *	280	41
Agilent Technologies Inc	1,033	74
Alcon Inc *	715	37
Alexion Pharmaceuticals Inc *	503	45
Align Technology Inc *	314	55
Allergan PLC	290	51
AmerisourceBergen Corp, Cl A	414	37
Amgen Inc, Cl A	267	54
Anthem Inc	269	61
Baxter International Inc	600	49
Becton Dickinson and Co	173	40
Biogen Inc *	142	45
Boston Scientific Corp *	1,661	54
Bristol-Myers Squibb Co	998	56
Cardinal Health Inc	838	40
Centene Corp *	959	57
Cerner Corp	850	53
Cooper Cos Inc/The, Cl A	227	63
Cronos Group Inc *	8,384	47
CVS Health Corp	1,091	65
Danaher Corp, Cl A	606	84
DaVita Inc *	645	49
DENTSPLY SIRONA Inc	1,707	66
Edwards Lifesciences Corp, Cl A *	312	59
Envista Holdings Corp *	697	10
Gilead Sciences Inc	626	47
HCA Healthcare Inc	692	62

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	167

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	950	$48
Hologic Inc *	3,960	139
Humana Inc	183	57
IDEXX Laboratories Inc *	259	63
Illumina Inc *	236	64
Incyte Corp *	698	51
Intuitive Surgical Inc *	130	64
Johnson & Johnson	209	27
Laboratory Corp of America Holdings *	1,268	160
McKesson Corp	1,112	150
Medtronic PLC	1,787	161
Mettler-Toledo International Inc *	80	55
Mylan NV *	3,267	49
Nektar Therapeutics, Cl A *	28	—
Nippon Shinyaku	1,100	87
PeptiDream Inc *	3,300	115
PerkinElmer Inc	728	55
Perrigo Co PLC	1,086	52
Pfizer Inc	1,313	43
Quest Diagnostics Inc	658	53
Stryker Corp	346	58
UnitedHealth Group Inc	200	50
Universal Health Services Inc, Cl B	1,151	114
Varian Medical Systems Inc *	434	45
Vertex Pharmaceuticals Inc *	242	58
Waters Corp *	259	47
Zimmer Biomet Holdings Inc	639	65
Zoetis Inc, Cl A	653	77

		3,514
Industrials — 0.2%
3M Co	198	27
AerCap Holdings NV *	2,475	56
Allegion plc	654	60
American Airlines Group Inc	2,578	31
AMETEK Inc	926	67
AO Smith Corp	798	30
Arconic Inc	3,393	54
BAE Systems PLC	4,102	27
Boeing Co/The *	456	68
CH Robinson Worldwide Inc	631	42
Cintas Corp	318	55
Copart Inc *	726	50
Cummins Inc	289	39
Delta Air Lines Inc, Cl A *	1,741	50
Dover Corp	565	47
Eaton Corp PLC	402	31
Electrolux Professional, Cl B *	10,068	29
Emerson Electric Co	986	47
Equifax Inc	349	42
Expeditors International of Washington Inc	870	58
Fastenal Co, Cl A	1,178	37
Flowserve Corp	3,192	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fluor Corp	3,126	$22
Fortive Corp	1,754	97
Fortune Brands Home & Security Inc	1,293	56
General Dynamics Corp	849	112
General Electric Co	5,173	41
Honeywell International Inc	255	34
Huntington Ingalls Industries Inc, Cl A	189	34
IHS Markit Ltd	978	59
Illinois Tool Works Inc	606	86
Ingersoll Rand Inc *	1,458	36
ITOCHU Corp	3,700	77
Jacobs Engineering Group Inc	539	43
JB Hunt Transport Services Inc	390	36
Johnson Controls International plc	3,007	81
Kansas City Southern	477	61
Komatsu Ltd	7,000	115
Kubota	900	12
L3Harris Technologies Inc	261	47
Lockheed Martin Corp	122	41
Masco Corp	1,288	45
Nagoya Railroad Co Ltd	500	14
Nielsen Holdings PLC	2,219	28
Norfolk Southern Corp	347	51
Northrop Grumman Corp	109	33
PACCAR Inc	370	23
Parker-Hannifin Corp, Cl A	549	71
Pentair PLC	1,382	41
Quanta Services Inc	1,182	38
Raytheon Co	282	37
Robert Half International Inc	845	32
Rockwell Automation Inc	289	44
Rollins Inc	1,797	65
Seibu Holdings Inc	10,200	112
Snap-on Inc	986	107
Sohgo Security Services	900	44
Southwest Airlines Co, Cl A	2,241	80
Stanley Black & Decker Inc	854	85
Textron Inc	2,415	64
Thomson Reuters	2,615	176
Trane Technologies PLC	641	53
TransDigm Group Inc *	128	41
United Airlines Holdings Inc *	267	8
United Parcel Service Inc, Cl B	756	71
United Rentals Inc *	374	38
United Technologies Corp	247	23
Verisk Analytics Inc, Cl A	383	53
Waste Management Inc	830	77
Xylem Inc/NY	691	45

		3,712
Information Technology — 0.1%
Accenture PLC, Cl A	813	133
Adobe Inc *	91	29

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Micro Devices Inc *	919	$42
Akamai Technologies Inc *	358	33
Alliance Data Systems Corp	1,260	42
Analog Devices Inc	376	34
Applied Materials Inc	1,274	58
Arista Networks Inc *	175	35
Autodesk Inc, Cl A *	232	36
Automatic Data Processing Inc	119	16
Broadcom Inc	192	46
Cadence Design Systems Inc *	2,281	151
CGI Inc, Cl A *	2,066	111
Check Point Software Technologies Ltd *	1,215	122
Cisco Systems Inc	480	19
Citrix Systems Inc	135	19
Cognizant Technology Solutions Corp, Cl A	2,178	101
Corning Inc, Cl B	4,549	93
Disco	600	119
DXC Technology Co	3,751	49
F5 Networks Inc, Cl A *	250	27
Fidelity National Information Services Inc,
Cl B	1,370	167
Fiserv Inc, Cl A *	198	19
FleetCor Technologies Inc *	390	73
FLIR Systems Inc	2,599	83
Fortinet Inc *	468	47
Gartner Inc *	1,047	104
Global Payments Inc	249	36
Hewlett Packard Enterprise Co	8,829	86
HP Inc	1,583	27
Intel Corp	601	32
International Business Machines Corp	199	22
Intuit Inc	640	147
Juniper Networks Inc	1,507	29
KLA Corp	528	76
Microchip Technology Inc	571	39
Microsoft Corp	183	29
Motorola Solutions Inc	235	31
NetApp Inc	725	30
NortonLifeLock Inc	2,142	40
NVIDIA Corp	176	46
Oracle Corp, Cl B	2,724	132
Paychex Inc	2,240	141
Qorvo Inc *	680	55
QUALCOMM Inc	792	54
Ricoh Co Ltd	5,000	37
salesforce.com Inc *	158	23
Seagate Technology PLC	779	38
Skyworks Solutions Inc	696	62
Square Enix Holdings Co Ltd	1,800	80
Synopsys Inc *	211	27
Texas Instruments Inc	282	28
Tokyo Electron	200	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriSign Inc *	681	$123
Western Digital Corp	1,138	47
Western Union Co/The	1,372	25
WiseTech Global	10,921	114
Yokogawa Electric	2,300	28

		3,529
Materials — 0.1%
Air Products & Chemicals Inc	580	116
Albemarle Corp	1,355	76
Amcor PLC	14,988	122
Avery Dennison Corp	1,153	117
Celanese Corp, Cl A	628	46
CF Industries Holdings Inc	4,697	128
Corteva Inc	6,222	146
Dow Inc	4,197	123
DuPont de Nemours Inc	2,966	101
Eastman Chemical Co	2,097	98
Ecolab Inc	767	119
FMC Corp	1,834	150
Freeport-McMoRan Inc, Cl B *	16,968	115
International Flavors & Fragrances Inc	945	96
JFE Holdings	14,700	96
Kirkland Lake Gold Ltd	1,483	43
Linde PLC	660	114
Livent Corp *	789	4
LyondellBasell Industries NV, Cl A	2,049	102
Martin Marietta Materials Inc, Cl A	696	132
Mitsubishi Materials Corp	1,100	22
Mosaic Co/The	13,758	149
Newmont Corp	3,316	150
Nippon Paint Holdings	800	42
Nissan Chemical	1,600	58
Nucor Corp	2,612	94
Packaging Corp of America	1,034	90
PPG Industries Inc	1,382	116
Sealed Air Corp	4,758	118
Sherwin-Williams Co/The, Cl A	276	127
Vulcan Materials Co	1,428	154
West Fraser Timber Co Ltd, Cl O	901	17
Westrock Co	3,440	97

		3,278
Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	1,025	141
Apartment Investment & Management Co, Cl A ‡	725	25
Boston Properties Inc ‡	114	11
Digital Realty Trust Inc, Cl A ‡	245	34
Duke Realty Corp ‡	897	29
Equinix Inc ‡	66	41
Equity Residential ‡	1,670	103
Essex Property Trust Inc ‡	150	33

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Realty Investment Trust ‡	1,020	$76
Healthpeak Properties Inc ‡	1,687	40
Host Hotels & Resorts Inc ‡	2,919	32
Iron Mountain Inc ‡	1,336	32
Kimco Realty Corp ‡	3,196	31
Macerich Co/The ‡	1,962	11
Mid-America Apartment Communities Inc ‡	1,107	114
Orix JREIT Inc ‡	51	67
Prologis Inc ‡	549	44
Realty Income Corp ‡	2,310	115
Regency Centers Corp ‡	515	20
SBA Communications Corp, Cl A ‡	152	41
Simon Property Group Inc ‡	848	47
SL Green Realty Corp ‡	1,090	47
UDR Inc ‡	499	18
Ventas Inc ‡	1,661	45
Vonovia SE ‡	1,105	54
Vornado Realty Trust ‡	747	27
Welltower Inc ‡	1,515	69
Weyerhaeuser Co ‡	1,020	17

		1,364
Utilities — 0.3%
AES Corp/VA	25,990	353
Alliant Energy Corp	4,740	229
Ameren Corp	2,925	213
American Electric Power Co Inc	2,314	185
American Water Works Co Inc	1,287	154
CenterPoint Energy Inc	15,694	242
CMS Energy Corp	3,677	216
Consolidated Edison Inc	2,637	206
Dominion Energy Inc	2,939	212
DTE Energy Co	5,956	566
Duke Energy Corp	2,840	230
Edison International	4,212	231
Entergy Corp	2,469	232
Evergy Inc	3,708	204
Eversource Energy	2,345	183
Exelon Corp	5,763	212
FirstEnergy Corp	5,862	235
NextEra Energy Inc	972	234
NiSource Inc	9,673	242
NRG Energy Inc	8,435	230
Pinnacle West Capital Corp	3,415	259
PPL Corp	9,644	238
Public Service Enterprise Group Inc	5,156	232
Sempra Energy	1,972	223
Southern Co/The	3,567	193
WEC Energy Group Inc	2,332	205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	3,518	$212

		6,371

Total Common Stock (Cost $41,808) ($ Thousands)		39,798

EXCHANGE TRADED FUND — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	16,097

Total Exchange Traded Fund (Cost $14,921) ($ Thousands)		16,097

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE, 0.000% (E)	342	14
Volkswagen AG, 0.000% (E)	220	26

		40
Materials — 0.0%
FUCHS PETROLUB SE, 0.000% (E)	1,520	54

Total Preferred Stock (Cost $139) ($ Thousands)		94

	Number of Rights
RIGHTS* — 0.0%
Celgene Corp ‡‡	604	2

Total Rights (Cost $1) ($ Thousands)		2

Total Investments in Securities — 54.9% (Cost $1,370,724) ($ Thousands)		$1,376,248

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date		Notional Amount (Thousands)		Value (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	34	Apr-2020	$	3,066	$	3,601	$	451
Australian 10-Year Bond	1,469	Jun-2020		142,227		135,415		(235)
Bloomberg Commodity Index	755	Jun-2020		4,849		4,681		(168)
Brent Crude^	76	Jun-2020		2,539		2,254		(285)
Brent Crude^	270	Jun-2020		7,996		8,008		12
Canadian 10-Year Bond	1,292	Jun-2020		136,614		133,562		4,915
Coffee C^	(57)	Jul-2020		(2,348)		(2,572)		(224)
Coffee C	92	May-2020		3,524		4,124		600
Coffee C^	21	Jul-2020		822		948		125
Copper	33	May-2020		2,139		1,838		(301)
Corn	343	May-2020		6,607		5,844		(763)
Corn^	72	Jul-2020		1,255		1,246		(9)
Corn^	(336)	Jul-2020		(6,045)		(5,813)		233
Cotton No. 2	21	May-2020		720		537		(183)
Cotton No. 2^	(21)	Jul-2020		(652)		(534)		118
Cotton No. 2^	48	Jul-2020		1,348		1,222		(127)
DAX Index	12	Jun-2020		2,764		3,261		420
Euro STOXX 50	250	Jun-2020		6,513		7,535		900
Euro-Bob	510	Jun-2020		76,193		75,663		(367)
Euro-BTP	289	Jun-2020		46,336		44,842		(1,488)
Euro-Bund	1,401	Jun-2020		266,866		265,190		(1,615)
Euro-Buxl	78	Jun-2020		18,571		17,964		(554)
Feeder Cattle^	8	Aug-2020		510		516		6
Feeder Cattle^	28	May-2020		1,615		1,721		105
FTSE 100 Index	80	Jun-2020		4,794		5,590		472
FTSE MIB Index	49	Jun-2020		3,932		4,550		558
Gasoline	82	May-2020		5,211		2,041		(3,170)
Gasoline^	96	May-2020		2,696		2,657		(39)
Gold^	113	Jun-2020		18,426		18,042		(384)
Gold^	33	Jun-2020		4,913		5,269		356
Hang Seng China Enterprises Index	15	May-2020		907		932		25
Hang Seng Index	45	May-2020		6,733		6,886		151
IBEX	123	Apr-2020		8,348		9,128		670
Japanese 10-Year Bond	173	Jun-2020		251,890		244,496		(2,322)
Japanese 10-Year Government Bond E-MINI	2,207	Jun-2020		328,047		312,073		(4,367)
KC HRW Wheat^	(37)	Jul-2020		(832)		(924)		(93)
KC HRW Wheat^	45	May-2020		1,082		1,109		27
KOSPI 200 Index	20	Jun-2020		939		969		27
Lean Hogs^	45	Jun-2020		1,331		1,086		(245)
Live Cattle	83	Jul-2020		3,950		3,057		(893)
LME Copper^	64	Jun-2020		9,374		7,921		(1,452)
LME Lead^	8	Jun-2020		384		349		(35)
LME Nickel	20	Jun-2020		1,522		1,378		(144)
LME Primary Aluminum	160	Jun-2020		6,766		6,090		(676)
LME Zinc	61	Jun-2020		3,420		2,905		(515)
Long Gilt 10-Year Bond	1,174	Jun-2020		203,563		198,253		2,476
Low Sulphur Gasoil^	134	Jun-2020		4,403		4,043		(360)
MSCI Emerging Markets	1,539	Jun-2020		61,887		64,861		2,974
Natural Gas^	149	May-2020		2,612		2,616		4
NY Harbor ULSD^	138	Jun-2020		6,106		5,898		(208)
NYMEX Cocoa^	79	Jul-2020		2,186		1,785		(401)
NYMEX Cocoa^	2	Jul-2020		45		45		–
OMX Stockholm 30	189	Apr-2020		2,491		2,823		211

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date		Notional Amount (Thousands)		Value (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	1,019	Jun-2020	$	52,898	$	58,470	$	5,572
S&P - Goldman Sachs Commodity Index^	183	Apr-2020		14,103		11,614		(2,490)
S&P 500 Index E-MINI	417	Jun-2020		50,095		53,578		3,483
S&P 500 Index E-MINI	568	Jun-2020		75,142		72,979		(2,163)
S&P Mid Cap 400 Index E-MINI	33	Jun-2020		4,546		4,745		199
S&P TSX 60 Index	56	Jun-2020		5,686		6,407		625
Silver^	15	Aug-2020		1,070		1,064		(6)
Silver	83	May-2020		7,096		5,875		(1,222)
Soybean^	23	Jun-2020		1,022		1,023		1
Soybean Meal	10	May-2020		302		322		19
Soybean Meal^	22	Jul-2020		701		702		–
Soybean Meal^	52	Jul-2020		1,668		1,658		(10)
Soybean Oil^	104	Jul-2020		1,650		1,707		58
Soybean Oil	1	May-2020		19		16		(3)
SPI 200 Index	95	Jun-2020		6,761		7,427		383
Sugar No. 11^	99	Jul-2020		1,162		1,164		2
Sugar No. 11^	963	May-2020		15,973		11,239		(4,735)
Sugar No. 11^	(920)	Jul-2020		(12,254)		(10,819)		1,435
TOPIX Index	137	Jun-2020		17,463		17,805		573
U.S. 2-Year Treasury Note	895	Jul-2020		197,288		197,243		(45)
U.S. 5-Year Interest Rate Swap	667	Jun-2020		69,307		69,279		(28)
U.S. 10-Year Interest Rate Swap	659	Jun-2020		70,036		69,349		(687)
U.S. 10-Year Treasury Note	3,797	Jun-2020		507,448		526,596		19,148
U.S. Long Treasury Bond	381	Jun-2020		64,917		68,223		3,306
Wheat^	49	Jul-2020		1,347		1,378		31
Wheat^	192	May-2020		5,245		5,460		215
Wheat^	(31)	Jul-2020		(804)		(872)		(68)
			$	2,831,042	$	2,810,613	$	17,806

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	05/28/20	GBP	48,399	USD	56,762	$	(3,302)
Barclays PLC	05/28/20	EUR	70,125	USD	75,141		(1,958)
BNP Paribas	05/28/20	USD	22,735	EUR	21,000		354
BNYMellon	04/29/20	CHF	1,800	USD	1,860		(4)
BNYMellon	04/29/20	EUR	11,300	USD	12,421		10
Brown Brothers Harriman	04/29/20	AUD	96	USD	58		—
Citigroup	06/17/20	USD	672	CLP	560,400		(13)
Citigroup	06/17/20	USD	3,499	HUF	1,076,150		(214)
Citigroup	06/17/20	USD	57	BRL	300		—
Citigroup	06/17/20	USD	11,755	BRL	53,300		(1,526)
Citigroup	06/17/20	USD	15,117	PLN	58,850		(941)
Citigroup	06/17/20	USD	1,270	RUB	102,250		24
Citigroup	06/17/20	USD	14,237	RUB	947,900		(2,237)
Citigroup	06/17/20	USD	17,891	CZK	415,450		(1,209)
Citigroup	06/17/20	USD	21,419	CNH	150,150		(243)
Citigroup	06/17/20	USD	22,274	ZAR	346,950		(3,037)
Citigroup	06/17/20	GBP	28,727	USD	37,187		1,528
Citigroup	06/17/20	USD	5,060	KRW	6,151,467		3
Citigroup	06/17/20	USD	24,024	KRW	28,782,233		(335)

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/17/20	USD	39,376	INR	2,883,050	$	(1,813)
Citigroup	06/17/20	USD	1,179	MXN	29,150		50
Citigroup	06/17/20	USD	39,031	MXN	764,700		(6,799)
Citigroup	06/17/20	BRL	47,050	USD	9,838		809
Citigroup	06/17/20	PLN	42,300	USD	10,663		474
Citigroup	06/17/20	PLN	7,600	USD	1,795		(36)
Citigroup	06/17/20	USD	43,242	GBP	36,996		2,683
Citigroup	06/17/20	USD	17,331	GBP	13,559		(499)
Citigroup	06/17/20	CNH	96,850	USD	13,842		184
Citigroup	06/17/20	CNH	15,000	USD	2,108		(7)
Citigroup	06/17/20	CLP	155,700	USD	183		—
Citigroup	06/17/20	EUR	87,439	USD	97,910		1,705
Citigroup	06/17/20	EUR	95,817	USD	104,394		(1,029)
Citigroup	06/17/20	USD	63,538	EUR	58,511		839
Citigroup	06/17/20	USD	137,205	EUR	122,536		(2,384)
Citigroup	06/17/20	ZAR	295,100	USD	18,218		1,856
Citigroup	06/17/20	CZK	401,150	USD	17,265		1,158
Citigroup	06/17/20	CZK	14,300	USD	561		(13)
Citigroup	06/17/20	MXN	484,400	USD	22,715		2,298
Citigroup	06/17/20	MXN	131,000	USD	5,341		(181)
Citigroup	06/17/20	RUB	900,150	USD	12,811		1,416
Citigroup	06/17/20	RUB	75,950	USD	953		(9)
Citigroup	06/17/20	HUF	1,076,150	USD	3,603		319
Citigroup	06/17/20	INR	1,776,450	USD	23,693		548
Citigroup	06/17/20	INR	595,650	USD	7,670		(90)
Citigroup	06/17/20	KRW	14,883,250	USD	12,358		109
Citigroup	06/17/20	KRW	10,743,450	USD	8,689		(152)
JPMorgan Chase Bank	04/30/20	JPY	1,944,800	USD	17,711		(337)
JPMorgan Chase Bank	06/17/20	USD	672	CLP	560,400		(14)
JPMorgan Chase Bank	06/17/20	USD	3,499	HUF	1,076,150		(215)
JPMorgan Chase Bank	06/17/20	USD	57	BRL	300		—
JPMorgan Chase Bank	06/17/20	USD	11,755	BRL	53,300		(1,527)
JPMorgan Chase Bank	06/17/20	USD	15,117	PLN	58,850		(942)
JPMorgan Chase Bank	06/17/20	USD	1,270	RUB	102,250		24
JPMorgan Chase Bank	06/17/20	USD	14,237	RUB	947,900		(2,238)
JPMorgan Chase Bank	06/17/20	USD	17,891	CZK	415,450		(1,209)
JPMorgan Chase Bank	06/17/20	USD	21,419	CNH	150,150		(244)
JPMorgan Chase Bank	06/17/20	USD	22,274	ZAR	346,950		(3,037)
JPMorgan Chase Bank	06/17/20	GBP	28,727	USD	37,187		1,527
JPMorgan Chase Bank	06/17/20	USD	5,060	KRW	6,151,467		3
JPMorgan Chase Bank	06/17/20	USD	24,024	KRW	28,782,233		(336)
JPMorgan Chase Bank	06/17/20	USD	39,376	INR	2,883,050		(1,813)
JPMorgan Chase Bank	06/17/20	USD	1,179	MXN	29,150		50
JPMorgan Chase Bank	06/17/20	USD	39,031	MXN	764,700		(6,800)
JPMorgan Chase Bank	06/17/20	BRL	47,050	USD	9,838		809
JPMorgan Chase Bank	06/17/20	PLN	42,300	USD	10,663		474
JPMorgan Chase Bank	06/17/20	PLN	7,600	USD	1,795		(36)
JPMorgan Chase Bank	06/17/20	USD	9,748	EUR	9,000		154
JPMorgan Chase Bank	06/17/20	USD	92,515	EUR	82,400		(1,853)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	173

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/17/20	CNH	96,850	USD	13,842	$	183
JPMorgan Chase Bank	06/17/20	CNH	15,000	USD	2,108		(8)
JPMorgan Chase Bank	06/17/20	CLP	155,700	USD	183		—
JPMorgan Chase Bank	06/17/20	EUR	87,439	USD	97,910		1,705
JPMorgan Chase Bank	06/17/20	EUR	95,817	USD	104,394		(1,029)
JPMorgan Chase Bank	06/17/20	ZAR	295,100	USD	18,218		1,856
JPMorgan Chase Bank	06/17/20	CZK	401,150	USD	17,265		1,157
JPMorgan Chase Bank	06/17/20	CZK	14,300	USD	561		(13)
JPMorgan Chase Bank	06/17/20	MXN	484,400	USD	22,715		2,298
JPMorgan Chase Bank	06/17/20	MXN	131,000	USD	5,341		(181)
JPMorgan Chase Bank	06/17/20	RUB	900,150	USD	12,811		1,415
JPMorgan Chase Bank	06/17/20	RUB	75,950	USD	953		(9)
JPMorgan Chase Bank	06/17/20	HUF	1,076,150	USD	3,603		319
JPMorgan Chase Bank	06/17/20	INR	1,776,450	USD	23,693		548
JPMorgan Chase Bank	06/17/20	INR	595,650	USD	7,670		(91)
JPMorgan Chase Bank	06/17/20	KRW	14,883,250	USD	12,358		109
JPMorgan Chase Bank	06/17/20	KRW	10,743,450	USD	8,689		(153)
State Street	04/29/20	GBP	3,100	USD	3,726		(119)
State Street	04/29/20	AUD	5,300	USD	3,198		(46)
State Street	04/29/20	CAD	10,400	USD	7,378		68
State Street	04/29/20	HKD	16,200	USD	2,088		(2)
State Street	05/28/20	USD	25,914	GBP	22,000		1,388
						$	(19,829)

A list of the open OTC swap agreements held by the Fund at March 31, 2020 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	4/15/2020	BRL	$1,350	$(363)	$–	$(363)
JPMorgan Chase	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	4/15/2020	BRL	1,324	(440)	–	(440)
Bank of America	Taiwan Index (TAIEX)	Negative Price Return	Positive Price Return	At Maturity	4/15/2020	TWD	3,952	52	–	52
JPMorgan Chase	Taiwan Index (TAIEX)	Negative Price Return	Positive Price Return	At Maturity	4/15/2020	TWD	1,795	47	–	47
Citigroup	Taiwan Index (TAIEX)	Negative Price Return	Positive Price Return	At Maturity	4/15/2020	TWD	2,968	20	–	20
JPMorgan Chase	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	4/28/2020	HKD	15,546	176	–	176
Citigroup	Sugar No. 11	Negative Price Return	Positive Price Return	At Maturity	4/30/2020	USD	17	(5)	–	(5)
Bank of America	Sugar No. 11	Negative Price Return	Positive Price Return	At Maturity	4/30/2020	USD	134	(40)	–	(40)
Bank of America	SGX Nifty 50	Negative Price Return	Positive Price Return	At Maturity	5/3/2020	USD	2,476	233	–	233
Citigroup	Cotton No. 2	Negative Price Return	Positive Price Return	At Maturity	5/7/2020	USD	476	(119)	–	(119)
Citigroup	Wheat	Negative Price Return	Positive Price Return	At Maturity	5/14/2020	USD	4,513	37	–	37
Bank of America	Lean Hogs	Negative Price Return	Positive Price Return	At Maturity	6/12/2020	USD	31	(7)	–	(7)
JPMorgan Chase	KOSPI Index	Negative Price Return	Positive Price Return	At Maturity	6/14/2020	KRW	8,046	(810)	–	(810)
Bank of America	Live Cattle	Negative Price Return	Positive Price Return	At Maturity	6/30/2020	USD	2,567	(247)	–	(247)
Citigroup	Wheat	Negative Price Return	Positive Price Return	At Maturity	7/16/2020	USD	(3,256)	(373)	–	(373)
Citigroup	NYMEX Cocoa	Negative Price Return	Positive Price Return	At Maturity	7/19/2020	USD	25	(2)	–	(2)
Citigroup	Cotton No. 2	Negative Price Return	Positive Price Return	At Maturity	7/23/2020	USD	(436)	80	–	80
								$(1,761)	$–	$(1,761)

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
3 MONTH USD - LIBOR	1.00%	Semi-Annually	06/17/2022	USD	124,025	$1,635	$(906)	$2,541
3 MONTH USD - LIBOR	1.50%	Semi-Annually	09/16/2022	USD	362,302	8,342	7,257	1,085
3 MONTH USD - LIBOR	1.25%	Semi-Annually	06/17/2025	USD	138,850	5,305	(2,860)	8,165
						$15,282	$3,491	$11,791

Percentages are based on Net Assets of $2,506,240 ($ Thousands).

*   Non-income producing security.

‡   Real Estate Investment Trust.

‡‡   Expiration date not available.

^  Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2020.

(A)  Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2020.

(B)  Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $24,088 ($ Thousands), representing 1.0% of the Net Assets of the Fund.

(D)  Securities considered illiquid. The total value of such securities as of March 31, 2020 was $48 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(E)  There is currently no rate available.

NYMEX — New York Mercantile Exchange

OMX — Offset Market Exchange

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SGX — Singapore Exchange

SPI — Share Price Index

TOPIX - Tokyo Price Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Index

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Stock Exchange Index

ICE— Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

KC HRW — Kansas City Hard Red Winter

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	175

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Accumulation Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
U.S. Treasury Obligations	–	1,014,657	–	1,014,657
Sovereign Debt	6,596	187,718	–	194,314
Corporate Obligations	–	60,802	–	60,802
Foreign Common Stock	50,398	86	–	50,484
Common Stock	39,798	–	–	39,798
Exchange Traded Fund	16,097	–	–	16,097
Preferred Stock	94	–	–	94
Rights	2	–	–	2
Total Investments in Securities	112,985	1,263,263	–	1,376,248

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	50,886	–	–	50,886
Unrealized Depreciation	(33,080)	–	–	(33,080)
Forwards Contracts*
Unrealized Appreciation	–	30,454	–	30,454
Unrealized Depreciation	–	(50,283)	–	(50,283)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	645	–	645
Unrealized Depreciation	–	(2,406)	–	(2,406)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	11,791	–	11,791
Total Other Financial Instruments	17,806	(9,799)	–	8,007

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) One security with a market value of $0.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.0%

Communication Services — 5.3%

Altice France
10.500%, 05/15/2027 (A)	$1,180	$1,245
7.375%, 05/01/2026 (A)	2,200	2,184
AMC Entertainment Holdings
5.750%, 06/15/2025	1,000	420
AMC Networks
5.000%, 04/01/2024	400	384
American Media
10.500%, 12/31/2026	1,420	1,498
AT&T
4.350%, 03/01/2029	700	755
4.250%, 03/01/2027	900	956
4.125%, 02/17/2026	325	344
3.600%, 07/15/2025	1,225	1,298
CCO Holdings
5.000%, 02/01/2028 (A)	1,640	1,644
4.500%, 05/01/2032 (A)	410	400
CenturyLink
5.800%, 03/15/2022	1,200	1,215
5.125%, 12/15/2026 (A)	1,250	1,250
Charter Communications Operating
5.375%, 04/01/2038	250	269
5.125%, 07/01/2049	300	314
4.908%, 07/23/2025	3,200	3,397
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	426	365
Cogent Communications Group
5.375%, 03/01/2022 (A)	530	533
Comcast
3.400%, 04/01/2030	300	325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024	$200	$194
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	334
5.375%, 08/15/2026 (A)	330	268
Digicel
6.000%, 04/15/2021	600	323
Digicel Group One
8.250%, 12/30/2022 (A)(B)	61	29
Digicel Group Two
8.250%, 09/30/2022 (A)	263	41
DISH DBS
7.750%, 07/01/2026	2,070	2,127
DISH Network
3.375%, 08/15/2026	490	398
Entercom Media
6.500%, 05/01/2027 (A)	1,050	911
Fox
5.476%, 01/25/2039 (A)	210	243
4.030%, 01/25/2024 (A)	300	312
Frontier Communications
10.500%, 09/15/2022 (B)	595	155
8.500%, 04/01/2026 (A)	800	734
iHeartCommunications
4.750%, 01/15/2028 (A)	420	378
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	650	429
Level 3 Financing
5.625%, 02/01/2023	1,150	1,144
Match Group
5.000%, 12/15/2027 (A)	630	602
4.125%, 08/01/2030 (A)	691	618
Mauritius Investments
6.500%, 10/13/2026 (A)	320	305
4.755%, 11/11/2024	400	352
Meredith
6.875%, 02/01/2026	1,225	1,075
Millicom International Cellular
6.625%, 10/15/2026 (A)	440	418
6.250%, 03/25/2029 (A)	530	474
5.125%, 01/15/2028 (A)	280	243
Netflix
6.375%, 05/15/2029	680	741
4.875%, 04/15/2028	800	824
4.875%, 06/15/2030 (A)	150	152
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	1,150	1,082
Outfront Media Capital
5.000%, 08/15/2027 (A)	145	133
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	396

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	177

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Sirius XM Radio
5.375%, 04/15/2025 (A)	$400	$404
4.625%, 07/15/2024 (A)	120	122
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(C)	200	150
Sprint
7.875%, 09/15/2023	950	1,043
7.250%, 02/01/2028 (A)	210	211
Sprint Capital
8.750%, 03/15/2032	1,160	1,534
6.875%, 11/15/2028	1,620	1,850
Sprint Communications
11.500%, 11/15/2021	650	717
TEGNA
4.625%, 03/15/2028 (A)	1,050	923
Telecom Argentina
6.500%, 06/15/2021 (A)	140	118
Telecom Italia
5.303%, 05/30/2024 (A)	1,950	1,960
Telecom Italia Capital
6.000%, 09/30/2034	500	495
T-Mobile USA
4.750%, 02/01/2028	570	594
0.000%, 03/01/2025 (D)	300	–
0.000%, 01/15/2026 (D)	600	–
Twitter
3.875%, 12/15/2027 (A)	870	837
Verizon Communications
4.329%, 09/21/2028	675	768
		45,957

Consumer Discretionary — 4.3%
Adient US
7.000%, 05/15/2026 (A)	700	647
Allen Media
10.500%, 02/15/2028 (A)	760	622
Allied Universal Holdco
6.625%, 07/15/2026 (A)	580	570
American Axle & Manufacturing
6.500%, 04/01/2027	420	317
Asbury Automotive Group
4.500%, 03/01/2028 (A)	92	78
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	595
Boyd Gaming
4.750%, 12/01/2027 (A)	1,200	990
CalAtlantic Group
5.250%, 06/01/2026	330	306
Carriage Services
6.625%, 06/01/2026 (A)	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

CSC Holdings
6.500%, 02/01/2029 (A)	$2,370	$2,556
5.750%, 01/15/2030 (A)	1,525	1,538
Dealer Tire
8.000%, 02/01/2028 (A)	657	526
Delphi Technologies
5.000%, 10/01/2025 (A)	560	447
eG Global Finance
6.750%, 02/07/2025 (A)	928	761
ESH Hospitality
4.625%, 10/01/2027 (A)	420	328
Ford Motor Credit
5.875%, 08/02/2021	550	539
3.200%, 01/15/2021	280	270
Ford Motor Credit LLC
3.219%, 01/09/2022	200	186
General Mills
2.875%, 04/15/2030	444	443
General Motors
4.000%, 04/01/2025	250	211
General Motors Financial
5.650%, 01/17/2029	175	152
3.250%, 01/05/2023	950	862
Getty Images
9.750%, 03/01/2027 (A)	100	75
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	265
Hanesbrands
4.875%, 05/15/2026 (A)	320	314
Home Depot
3.350%, 04/15/2050	512	535
iHeartCommunications
6.375%, 05/01/2026	400	378
Installed Building Products
5.750%, 02/01/2028 (A)	450	429
IRB Holding
6.750%, 02/15/2026 (A)	435	343
L Brands
6.694%, 01/15/2027	260	188
5.250%, 02/01/2028	1,440	1,100
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	1,080	923
Lowe’s
5.125%, 04/15/2050	341	412
Mattamy Group
4.625%, 03/01/2030 (A)	789	679
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	791
Michaels Stores
8.000%, 07/15/2027 (A)	480	355
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	1,340	992

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

National CineMedia
5.750%, 08/15/2026		$500	$335
NCL
3.625%, 12/15/2024 (A)		610	389
Newell Brands
4.450%, 04/01/2026		924	907
PetSmart
8.875%, 06/01/2025 (A)		340	308
7.125%, 03/15/2023 (A)		880	819
Sands China
5.125%, 08/08/2025		700	671
Scientific Games International
8.250%, 03/15/2026 (A)		700	448
Shea Homes
4.750%, 02/15/2028 (A)		500	427
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		600	510
Speedway Motorsports
4.875%, 11/01/2027 (A)		350	315
Starbucks
3.800%, 08/15/2025		875	928
Station Casinos
4.500%, 02/15/2028 (A)		837	678
Taylor Morrison Communities
5.875%, 01/31/2025 (A)		470	437
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	718
Univision Communications
5.125%, 05/15/2023 (A)		2,900	2,566
UPC Holding BV
5.500%, 01/15/2028 (A)		330	310
Viking Cruises
5.875%, 09/15/2027 (A)		800	468
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	943
VOC Escrow
5.000%, 02/15/2028 (A)		$1,484	1,085
Wendy’s International
7.000%, 12/15/2025		790	786
WW International
8.625%, 12/01/2025 (A)		620	532
Wynn Macau
5.125%, 12/15/2029 (A)		470	395
Yum! Brands
7.750%, 04/01/2025 (A)		197	207
4.750%, 01/15/2030 (A)		454	427
			36,578

Consumer Staples — 2.0%
Albertsons
4.625%, 01/15/2027 (A)		1,150	1,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Altria Group
5.950%, 02/14/2049	$300	$347
4.800%, 02/14/2029	180	187
3.800%, 02/14/2024	775	786
Anheuser-Busch
3.650%, 02/01/2026	2,975	3,119
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	640	752
4.750%, 01/23/2029	2,675	2,953
Constellation Brands
4.400%, 11/15/2025	325	328
3.150%, 08/01/2029	600	557
H-Food Holdings
8.500%, 06/01/2026 (A)	500	395
HLF Financing Sarl
7.250%, 08/15/2026 (A)	1,452	1,234
Keurig Dr Pepper
4.597%, 05/25/2028	1,000	1,094
Kraft Heinz Foods
5.000%, 07/15/2035	1,546	1,537
Lindley
4.625%, 04/12/2023	190	181
Performance Food Group
5.500%, 10/15/2027 (A)	450	417
Post Holdings
5.750%, 03/01/2027 (A)	600	615
4.625%, 04/15/2030 (A)	429	411
Prosperous Ray
4.625%, 11/12/2023	500	531
Spectrum Brands
5.000%, 10/01/2029 (A)	75	64
		16,652

Energy — 6.3%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	608
5.375%, 09/15/2024	1,060	736
Antero Resources
5.125%, 12/01/2022	1,050	546
Berry Petroleum
7.000%, 02/15/2026 (A)	1,000	400
Blue Racer Midstream
6.625%, 07/15/2026 (A)	290	168
6.125%, 11/15/2022 (A)	930	697
Buckeye Partners
4.350%, 10/15/2024	245	203
4.125%, 12/01/2027	865	709
3.950%, 12/01/2026	860	705
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	219
5.125%, 06/30/2027	850	755

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	179

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Cheniere Energy Partners
4.500%, 10/01/2029 (A)	$460	$400
Chesapeake Energy
7.000%, 10/01/2024	50	4
6.125%, 02/15/2021	370	52
Continental Resources
4.500%, 04/15/2023	650	361
4.375%, 01/15/2028	100	46
Covey Park Energy
7.500%, 05/15/2025 (A)	1,310	852
Crestwood Midstream Partners
5.625%, 05/01/2027 (A)	492	270
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	416
6.450%, 11/03/2036 (A)	115	55
5.375%, 07/15/2025	1,000	683
Devon Energy
5.850%, 12/15/2025	1,021	807
5.000%, 06/15/2045	200	128
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	320	218
5.500%, 01/30/2026 (A)	630	435
Energy Transfer Operating
4.200%, 09/15/2023	3,225	2,817
Ensign Drilling
9.250%, 04/15/2024 (A)	900	322
Enterprise Products Operating
4.358%, VAR ICE LIBOR USD 3 Month+2.778%, 06/01/2067	395	217
3.750%, 02/15/2025	500	497
3.700%, 02/15/2026	300	299
EQM Midstream Partners
4.750%, 07/15/2023	1,474	1,067
Eterna Capital Pte
8.000%, 12/11/2022	43	22
Exterran Energy Solutions
8.125%, 05/01/2025	700	462
Exxon Mobil
4.327%, 03/19/2050	270	330
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	519
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	383
Genesis Energy
7.750%, 02/01/2028	1,860	1,295
GNL Quintero
4.634%, 07/31/2029	400	380
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,051
KazTransGas JSC
4.375%, 09/26/2027 (A)	1,190	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Laredo Petroleum
9.500%, 01/15/2025	$769	$308
Lukoil International Finance BV
4.563%, 04/24/2023	220	222
Marathon Petroleum
3.800%, 04/01/2028	325	286
3.625%, 09/15/2024	350	310
MEG Energy
7.125%, 02/01/2027 (A)	1,190	588
7.000%, 03/31/2024 (A)	660	304
Montage Resources
8.875%, 07/15/2023	1,600	1,080
MPLX
4.800%, 02/15/2029	250	220
4.000%, 03/15/2028	950	824
Nabors Industries
5.750%, 02/01/2025	1,180	260
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	390	203
Newfield Exploration
5.625%, 07/01/2024	650	349
NGL Energy Partners
7.500%, 11/01/2023	1,150	400
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,300	1,294
Noble Energy
3.250%, 10/15/2029	450	263
Noble Holding International
6.050%, 03/01/2041	900	45
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023	262	178
NuStar Logistics
6.000%, 06/01/2026	915	677
Oasis Petroleum
6.875%, 03/15/2022	1,110	219
6.875%, 01/15/2023	390	80
Occidental Petroleum
6.600%, 03/15/2046	180	84
5.550%, 03/15/2026	775	410
4.400%, 08/15/2049	300	130
3.142%, VAR ICE LIBOR USD 3 Month+1.450%, 08/15/2022	725	486
2.900%, 08/15/2024	1,495	818
2.684%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	210	166
2.600%, 08/13/2021	820	645
Petrobras Global Finance BV
5.299%, 01/27/2025	2,390	2,277
Petroleos de Venezuela
6.000%, 10/28/2022 (B)(E)	8,860	399
6.000%, 05/16/2024 (B)(E)	3,790	227
6.000%, 11/15/2026 (B)(E)	1,110	67

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 04/12/2037 (B)(E)		$130	$8
5.375%, 04/12/2027 (B)(E)		2,570	154
Petroleos Mexicanos
7.690%, 01/23/2050 (A)		466	322
6.950%, 01/28/2060 (A)		207	139
6.625%, 06/15/2035		30	21
6.500%, 03/13/2027		640	472
6.490%, 01/23/2027 (A)		380	281
6.350%, 02/12/2048		242	151
5.950%, 01/28/2031 (A)		90	62
5.350%, 02/12/2028		300	209
4.500%, 01/23/2026		40	29
Petroleos Mexicanos MTN
6.875%, 08/04/2026		120	92
6.750%, 09/21/2047		20	13
5.125%, 03/15/2023	EUR	1,040	970
Phillips 66
3.900%, 03/15/2028		$525	519
Plains All American Pipeline
3.650%, 06/01/2022		1,700	1,554
3.600%, 11/01/2024		175	145
Range Resources
9.250%, 02/01/2026 (A)		410	246
5.875%, 07/01/2022		196	141
5.000%, 08/15/2022		220	165
5.000%, 03/15/2023		910	664
ReNew Power Synthetic
6.670%, 03/12/2024		200	150
Sabine Pass Liquefaction
6.250%, 03/15/2022		700	679
5.625%, 03/01/2025		800	734
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)		460	220
Summit Midstream Holdings
5.500%, 08/15/2022		830	149
Sunoco
5.500%, 02/15/2026		240	208
Targa Resources Partners
6.500%, 07/15/2027		400	341
5.375%, 02/01/2027		1,870	1,539
5.250%, 05/01/2023		1,000	860
Total Capital International
2.829%, 01/10/2030		1,350	1,365
Transocean
8.000%, 02/01/2027 (A)		732	348
7.500%, 01/15/2026 (A)		500	235
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		1,250	898
USA Compression Partners
6.875%, 04/01/2026		1,175	734
Viper Energy Partners
5.375%, 11/01/2027 (A)		220	185

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
5.450%, 04/01/2044		$1,420	$551
5.300%, 03/01/2048		470	188
4.000%, 07/01/2022		490	316
3.100%, 02/01/2025		575	293
Williams
8.750%, 03/15/2032		200	217
WPX Energy
8.250%, 08/01/2023		300	221
5.250%, 10/15/2027		940	517
YPF
8.500%, 03/23/2021		1,180	796
			53,121

Financials — 9.7%
AIA Group
3.900%, 04/06/2028 (A)		475	500
AIA Group MTN
3.200%, 03/11/2025 (A)		425	435
AIB Group MTN
4.750%, 10/12/2023 (A)		550	549
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028		200	156
American Express
4.026%, VAR ICE LIBOR USD 3 Month+3.285%(C)		370	313
American International Group
4.200%, 04/01/2028		275	283
3.900%, 04/01/2026		325	335
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,035
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	121
2.875%, 02/15/2025 (A)		1,250	969
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%(C)	EUR	800	742
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	927
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%(C)	EUR	800	637
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%(C)		$200	190
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%(C)		1,920	1,504

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	181

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%(A)(C)		$200	$152
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(A)(C)		250	190
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%(A)(C)		420	320
Banco Santander
4.250%, 04/11/2027		400	389
3.306%, 06/27/2029		400	393
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(C)		150	152
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		2,115	2,182
Bank of America MTN
4.200%, 08/26/2024		1,050	1,117
4.083%, 03/20/2051 (F)		700	801
4.000%, 01/22/2025		800	842
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,580
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(C)		1,370	1,270
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%(C)	GBP	700	737
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023		$1,225	1,239
Barclays MTN
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028	EUR	780	783
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		$410	340
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	991
BPCE
4.625%, 09/12/2028 (A)		500	536
4.000%, 09/12/2023 (A)		950	958
China Evergrande Group
8.250%, 03/23/2022		200	161
CIT Group
6.125%, 03/09/2028		195	183
5.250%, 03/07/2025		185	180
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(C)		1,250	1,182
5.950%, VAR ICE LIBOR USD 3 Month+4.095%(C)		700	616

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(C)		$675	$651
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031		800	879
4.125%, 07/25/2028		1,450	1,484
3.400%, 05/01/2026		1,675	1,745
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%(C)	EUR	1,400	1,340
Country Garden Holdings
7.250%, 04/04/2021		$500	501
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%(A)(C)		250	257
6.500%, VAR EUR Swap Annual 5 Yr+5.120%(C)	EUR	490	510
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	343
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(A)(C)		410	378
7.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.332%(A)(C)		200	182
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%(A)(C)		200	184
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(A)(C)		400	309
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)		1,196	1,225
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	607
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		802	840
Danske Bank
5.750%, VAR EUR Swap Annual 6 Yr+4.640%(C)	EUR	550	600
5.375%, 01/12/2024 (A)		$210	217
5.000%, 01/12/2022 (A)		200	205
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.524%(C)		400	268
4.500%, 04/01/2025		950	802
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		1,200	984
Global Aircraft Leasing
6.500% cash/0% PIK, 09/15/2024 (A)		2,866	1,846

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%(C)	EUR	700	$678
4.950%, 03/31/2030		$226	247
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		700	720
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%(C)		200	193
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%(C)		310	295
Huarong Finance 2019 MTN
3.750%, 05/29/2024		250	248
Huarong Finance II MTN
5.000%, 11/19/2025		210	217
4.625%, 06/03/2026		610	619
HUB International
7.000%, 05/01/2026 (A)		435	431
Huntington Bancshares
2.625%, 08/06/2024		1,350	1,397
ICICI Bank
5.750%, 11/16/2020		420	426
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,880	1,831
5.017%, 06/26/2024 (A)		300	294
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222%(A)(C)		1,120	924
3.250%, 01/24/2025 (A)		210	196
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,656
Kaisa Group Holdings
8.500%, 06/30/2022		200	164
Lloyds Banking Group
6.375%, VAR EUR Swap Annual 5 Yr+5.290%(C)	EUR	1,000	1,004
Morgan Stanley
3.625%, 01/20/2027		$900	963
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,159
3.700%, 10/23/2024		2,675	2,805
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025		475	476
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)		450	454
Navient
5.000%, 03/15/2027		1,100	946

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nippon Life Insurance
3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.612%, 01/23/2050 (A)		$365	$350
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		800	822
Owl Rock Capital
4.000%, 03/30/2025		900	694
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	147
Prudential Financial
5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043		1,850	1,738
Quicken Loans
5.750%, 05/01/2025 (A)		580	577
5.250%, 01/15/2028 (A)		10	10
Raymond James Financial
4.650%, 04/01/2030		530	551
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	791
Royal Bank of Scotland Group
3.770%, VAR ICE LIBOR USD 3 Month+2.320%(C)		1,000	826
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(C)		750	701
3.754%, VAR US Treas Yield Curve Rate
T Note Const Mat 5 Yr+2.100%, 11/01/2029		225	208
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023		700	691
Springleaf Finance
6.625%, 01/15/2028		900	851
Standard Chartered
4.644%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.850%, 04/01/2031 (A)		610	625
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(C)		910	855
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.866%(C)		1,050	1,012
5.750%, VAR EUR Swap Annual 5 Yr+5.287%(C)	EUR	750	798
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180%(C)		$1,050	899
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)		660	626
Visa
2.700%, 04/15/2040		410	407

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	183

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.050%, 04/15/2030	$400	$399
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(C)	525	533
Wells Fargo MTN
5.013%, 04/04/2051 (F)	400	511
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	150	170
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245%(C)	480	472
8.250%, 10/15/2024 (A)	500	474
6.100%, 03/16/2023	200	185
		79,613

Health Care — 3.8%
AbbVie
4.050%, 11/21/2039 (A)	730	751
3.600%, 05/14/2025	500	525
3.200%, 11/21/2029 (A)	4,575	4,594
Acadia Healthcare
5.625%, 02/15/2023	1,200	1,131
ASP AMC
8.000%, 05/15/2025 (A)	640	376
Bausch Health
5.875%, 05/15/2023 (A)	18	18
5.000%, 01/30/2028 (A)	325	308
Bausch Health Americas
9.250%, 04/01/2026 (A)	800	845
8.500%, 01/31/2027 (A)	1,020	1,066
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	321
4.250%, 12/15/2025 (A)	500	519
Becton Dickinson
3.700%, 06/06/2027	690	697
3.363%, 06/06/2024	1,050	1,049
2.894%, 06/06/2022	675	674
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	330	413
3.900%, 02/20/2028 (A)	100	111
3.875%, 08/15/2025 (A)	170	195
Centene
4.625%, 12/15/2029 (A)	330	332
4.250%, 12/15/2027 (A)	150	147
3.375%, 02/15/2030 (A)	1,150	1,070
Charles River Laboratories International
4.250%, 05/01/2028 (A)	300	289
Cigna
4.125%, 11/15/2025	2,000	2,139
CVS Health
4.780%, 03/25/2038	580	641
4.100%, 03/25/2025	1,700	1,798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2030	$2,065	$2,126
DaVita HealthCare Partners
5.125%, 07/15/2024	1,000	997
DH Europe Finance II Sarl
2.600%, 11/15/2029	175	170
Envision Healthcare
8.750%, 10/15/2026 (A)	500	123
HCA
5.625%, 09/01/2028	1,530	1,601
5.500%, 06/15/2047	890	967
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	220	222
Immucor
11.125%, 02/15/2022 (A)	650	585
LifePoint Health
4.375%, 02/15/2027 (A)	440	415
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	670	583
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	750	581
Prestige Brands
5.125%, 01/15/2028 (A)	250	248
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	330	285
5.250%, 04/15/2024 (A)	140	138
Radiology Partners
9.250%, 02/01/2028 (A)	660	571
Select Medical
6.250%, 08/15/2026 (A)	450	450
Tenet Healthcare
8.125%, 04/01/2022	1,200	1,143
6.250%, 02/01/2027 (A)	200	195
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (A)	260	257
Zimmer Biomet Holdings
3.550%, 03/20/2030	800	797
		32,463

Industrials — 5.2%
AECOM
5.125%, 03/15/2027	950	855
AerCap Ireland Capital DAC
4.875%, 01/16/2024	400	344
4.625%, 07/01/2022	2,300	1,919
3.950%, 02/01/2022	150	136
3.500%, 05/26/2022	150	133
3.300%, 01/23/2023	160	136
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	247
Air Lease
3.250%, 03/01/2025	850	666

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease MTN
3.750%, 06/01/2026	$600	$518
Allison Transmission
5.000%, 10/01/2024 (A)	100	97
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	700	560
Boeing
3.450%, 11/01/2028	375	326
3.250%, 03/01/2028	425	400
3.250%, 02/01/2035	110	95
1.650%, 10/30/2020	940	918
Bombardier
7.500%, 03/15/2025 (A)	350	250
6.125%, 01/15/2023 (A)	2,050	1,445
Builders FirstSource
5.000%, 03/01/2030 (A)	319	287
Canadian Pacific Railway
2.050%, 03/05/2030	200	186
Carrier Global
2.493%, 02/15/2027 (A)	1,100	1,049
2.242%, 02/15/2025 (A)	2,375	2,307
1.923%, 02/15/2023 (A)	250	246
Cleaver-Brooks
7.875%, 03/01/2023 (A)	380	315
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	650	595
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,423
Delta Air Lines
3.400%, 04/19/2021	340	309
2.900%, 10/28/2024	1,300	1,040
DP World MTN
5.625%, 09/25/2048 (A)	1,150	960
Dun & Bradstreet
6.875%, 08/15/2026 (A)	1,150	1,196
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	398
General Electric
2.700%, 10/09/2022	100	97
General Electric MTN
6.875%, 01/10/2039	1,270	1,571
3.100%, 01/09/2023	275	277
GFL Environmental
8.500%, 05/01/2027 (A)	849	853
5.125%, 12/15/2026 (A)	475	463
Griffon
5.750%, 03/01/2028 (A)	311	292
IAA
5.500%, 06/15/2027 (A)	250	242
IHS Markit
4.750%, 08/01/2028	700	733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 05/01/2024	$425	$422
JB Poindexter
7.125%, 04/15/2026 (A)	310	287
Mexico City Airport Trust
5.500%, 10/31/2046	400	324
5.500%, 07/31/2047	892	727
4.250%, 10/31/2026 (A)	210	188
3.875%, 04/30/2028 (A)	1,190	1,000
MHP Lux
6.950%, 04/03/2026	220	176
Mobile Mini
5.875%, 07/01/2024	50	48
MV24 Capital BV
6.748%, 06/01/2034 (A)	197	155
Northrop Grumman
3.250%, 01/15/2028	1,950	2,026
2.930%, 01/15/2025	600	609
Otis Worldwide
2.565%, 02/15/2030 (A)	1,425	1,385
2.293%, 04/05/2027 (A)	225	215
Park-Ohio Industries
6.625%, 04/15/2027	1,490	1,178
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	310	304
Republic Services
2.500%, 08/15/2024	750	756
RR Donnelley & Sons
6.500%, 11/15/2023	590	590
Sensata Technologies
4.375%, 02/15/2030 (A)	230	207
Stanley Black & Decker
4.250%, 11/15/2028	650	693
Swire Pacific Financing MTN
4.500%, 10/09/2023	950	1,038
TransDigm
6.500%, 05/15/2025	390	367
5.500%, 11/15/2027 (A)	1,550	1,391
Uber Technologies
7.500%, 09/15/2027 (A)	1,200	1,185
United Rentals North America
5.250%, 01/15/2030	330	330
4.875%, 01/15/2028	1,100	1,067
4.625%, 10/15/2025	410	394
3.875%, 11/15/2027	260	246
United Technologies
4.125%, 11/16/2028	1,050	1,153
Univar Solutions USA
5.125%, 12/01/2027 (A)	300	273
Waste Management
3.200%, 06/15/2026	475	494
XPO CNW
6.700%, 05/01/2034	1,300	1,105

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	185

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO Logistics
6.750%, 08/15/2024 (A)	$120	$117
		44,334

Information Technology — 2.8%
Amkor Technology
6.625%, 09/15/2027 (A)	400	376
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	176
Broadcom
4.250%, 04/15/2026 (A)	3,525	3,465
3.625%, 10/15/2024 (A)	800	787
3.500%, 01/15/2028	53	49
3.125%, 01/15/2025	50	48
Castle US Holding
9.500%, 02/15/2028 (A)	839	797
CDK Global
5.250%, 05/15/2029 (A)	480	490
CommScope Finance
8.250%, 03/01/2027 (A)	300	289
CommScope Technologies
5.000%, 03/15/2027 (A)	170	148
Dell International
6.020%, 06/15/2026 (A)	1,600	1,651
5.450%, 06/15/2023 (A)	525	540
EIG Investors
10.875%, 02/01/2024	100	85
EMC
3.375%, 06/01/2023	1,650	1,625
Fair Isaac
4.000%, 06/15/2028 (A)	110	104
Fiserv
3.800%, 10/01/2023	300	310
3.200%, 07/01/2026	775	800
2.750%, 07/01/2024	1,175	1,179
Global Payments
3.200%, 08/15/2029	225	215
2.650%, 02/15/2025	400	393
Go Daddy Operating
5.250%, 12/01/2027 (A)	260	262
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	1,964
j2 Cloud Services
6.000%, 07/15/2025 (A)	740	734
Mastercard
3.850%, 03/26/2050	240	294
3.350%, 03/26/2030	150	166
3.300%, 03/26/2027	225	245
NVIDIA
3.500%, 04/01/2050	490	533
NXP BV
4.625%, 06/15/2022 (A)	1,000	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Open Text
3.875%, 02/15/2028 (A)	$220	$207
Open Text Holdings
4.125%, 02/15/2030 (A)	1,633	1,535
Oracle
3.600%, 04/01/2050	609	609
PayPal Holdings
2.650%, 10/01/ 2026	1,250	1,224
Prosus
4.850%, 07/06/2027 (A)	1,140	1,088
3.680%, 01/21/2030 (A)	250	226
PTC
3.625%, 02/15/2025 (A)	437	409
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+4.762%(C)	200	197
		24,255

Materials — 2.9%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	194
6.125%, 05/15/2028 (A)	1,000	910
Aleris International
10.750%, 07/15/2023 (A)	1,100	1,067
Anglo American Capital
5.625%, 04/01/2030	500	497
4.000%, 09/11/2027 (A)	250	236
ArcelorMittal
6.125%, 06/01/2025	370	366
3.600%, 07/16/2024	20	18
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	210	181
Barrick North America Finance
5.750%, 05/01/2043	250	320
Berry Global
5.625%, 07/15/2027 (A)	550	568
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (A)	230	244
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,200	959
Cascades
5.375%, 01/15/2028 (A)	360	344
Cleveland-Cliffs
5.750%, 03/01/2025	550	425
DuPont de Nemours
4.493%, 11/15/2025	450	484
4.205%, 11/15/2023	250	263
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,400	1,165
7.250%, 04/01/2023 (A)	310	261

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043		$2,010	$1,799
3.550%, 03/01/2022		33	32
Glencore Funding
4.125%, 03/12/2024 (A)		400	367
4.000%, 04/16/2025 (A)		750	727
Hudbay Minerals
7.625%, 01/15/2025 (A)		760	661
Huntsman International
4.500%, 05/01/2029		375	320
Kraton Polymers
7.000%, 04/15/2025 (A)		1,000	885
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		950	874
Metinvest BV
7.750%, 04/23/2023 (A)		375	266
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)		960	470
Novelis
5.875%, 09/30/2026 (A)		716	703
4.750%, 01/30/2030 (A)		800	712
OCI
5.250%, 11/01/2024 (A)		325	279
Pactiv
8.375%, 04/15/2027		350	364
PQ
6.750%, 11/15/2022 (A)		900	904
Reynolds Group
7.000%, 07/15/2024 (A)		105	107
Samarco Mineracao
5.750%, 10/24/2023 (B)(E)		200	77
4.125%, 11/01/2022 (B)		200	77
SASOL Financing USA
5.875%, 03/27/2024		1,080	454
Sealed Air
6.875%, 07/15/2033 (A)		411	412
Sherwin-Williams
3.450%, 08/01/2025		875	904
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	212
Starfruit Finco BV
8.000%, 10/01/2026 (A)		650	617
Suzano Austria GmbH
6.000%, 01/15/2029		1,130	1,055
5.750%, 07/14/2026		400	388
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	201
Teck Resources
6.000%, 08/15/2040		$200	172
5.400%, 02/01/2043		480	380

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.250%, 08/10/2026		$1,050	$1,134
			24,055

Real Estate — 1.3%
Alexandria Real Estate Equities
3.800%, 04/15/2026		350	350
3.375%, 08/15/2031		375	365
American Tower
3.950%, 03/15/2029		900	935
3.375%, 05/15/2024		925	927
CoreCivic
4.625%, 05/01/2023		1,000	910
Crown Castle International Corp
4.150%, 07/01/2050		100	99
CyrusOne
1.450%, 01/22/2027	EUR	380	364
Essex Portfolio
3.000%, 01/15/2030		$400	379
Five Point Operating
7.875%, 11/15/2025 (A)		770	662
MPT Operating Partnership
5.000%, 10/15/2027		673	653
3.692%, 06/05/2028	GBP	544	636
Realogy Group
9.375%, 04/01/2027 (A)		$1,410	1,188
Spirit Realty
3.200%, 01/15/2027		600	545
VEREIT Operating Partnership
4.875%, 06/01/2026		1,000	963
VICI Properties
4.625%, 12/01/2029 (A)		1,360	1,241
WP Carey
4.250%, 10/01/2026		700	720
			10,937

Utilities — 1.4%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		230	189
Alliant Energy Finance
4.250%, 06/15/2028 (A)		125	126
3.750%, 06/15/2023 (A)		325	336
American Electric Power
2.300%, 03/01/2030		300	280
AmeriGas Partners
5.875%, 08/20/2026		75	72
Dominion Energy
3.071%, 08/15/2024		575	573
Eskom Holdings SOC MTN
6.750%, 08/06/2023		230	171
6.350%, 08/10/2028		500	425

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	187

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy
2.650%, 03/01/2030		$800	$746
Greenko Investment
4.875%, 08/16/2023 (A)		410	332
NiSource
3.490%, 05/15/2027		1,325	1,339
NRG Energy
7.250%, 05/15/2026		1,070	1,121
5.750%, 01/15/2028		40	41
Ohio Power
2.600%, 04/01/2030		200	194
Sempra Energy
3.400%, 02/01/2028		1,075	1,077
Southern
3.250%, 07/01/2026		700	697
Southern California Edison
4.200%, 03/01/2029		450	478
Suburban Propane Partners
5.500%, 06/01/2024		250	235
Talen Energy Supply
10.500%, 01/15/2026 (A)		540	389
7.250%, 05/15/2027 (A)		1,450	1,310
Vistra Operations
3.550%, 07/15/2024 (A)		1,200	1,128
			11,259

Total Corporate Obligations (Cost $426,436) ($ Thousands)			379,224

SOVEREIGN DEBT — 11.8%

Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		1,180	1,277
2.125%, 09/30/2024 (A)		1,020	1,006
Angolan Government International Bond
9.375%, 05/08/2048		400	156
9.125%, 11/26/2049 (A)		1,170	458
8.250%, 05/09/2028 (A)		1,150	463
8.000%, 11/26/2029 (A)		650	263
Argentine Republic Government International Bond
7.125%, 07/06/2036		1,340	350
6.875%, 04/22/2021		900	267
6.875%, 01/26/2027		370	104
6.875%, 01/11/2048		230	61
5.875%, 01/11/2028		528	144
5.250%, 01/15/2028	EUR	760	194
4.625%, 01/11/2023		$1,250	364
3.750%, 5.25%, 03/31/2029, 12/31/2038 (G)		1,310	385
3.375%, 01/15/2023	EUR	790	217

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Armenia Government International Bond
3.950%, 09/26/2029 (A)		$290	$255
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,146
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	436
Belize Government International Bond
4.938%, 02/20/2034		$165	84
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		160	160
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2029	BRL	1,400	307
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		11,500	2,516
Colombia Government International Bond
3.000%, 01/30/2030		$200	183
Costa Rica Government International Bond
7.158%, 03/12/2045 (A)		310	248
Dominican Republic International Bond
7.450%, 04/30/2044		600	582
6.850%, 01/27/2045		660	605
6.500%, 02/15/2048 (A)		1,270	1,118
6.400%, 06/05/2049 (A)		660	581
6.000%, 07/19/2028 (A)		1,300	1,222
4.500%, 01/30/2030		550	478
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	208
Ecuador Government International Bond
9.650%, 12/13/2026 (A)		590	153
9.625%, 06/02/2027 (A)		1,550	418
9.500%, 03/27/2030 (A)		1,220	360
8.875%, 10/23/2027 (A)		1,500	377
7.950%, 06/20/2024		210	59
Egypt Government International Bond
8.700%, 03/01/2049 (A)		520	430
8.500%, 01/31/2047		650	531
7.903%, 02/21/2048 (A)		360	290
7.600%, 03/01/2029 (A)		510	456
6.375%, 04/11/2031	EUR	1,070	925
5.625%, 04/16/2030		1,560	1,301
4.750%, 04/11/2025		100	95
4.750%, 04/16/2026		680	639
Egypt Treasury Bills
14.131%, 10/06/2020 (H)	EGP	13,275	789
El Salvador Government International Bond
7.125%, 01/20/2050 (A)		$270	208
5.875%, 01/30/2025		30	26
Ghana Government International Bond
10.750%, 10/14/2030		210	217
8.627%, 06/16/2049		1,070	745

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
8.125%, 01/18/2026		$500	$391
8.125%, 03/26/2032 (A)		2,160	1,522
7.875%, 03/26/2027 (A)		260	192
7.625%, 05/16/2029		1,570	1,122
Guatemala Government Bond
6.125%, 06/01/2050 (A)		530	526
5.750%, 06/06/2022		500	501
4.900%, 06/01/2030 (A)		280	268
4.875%, 02/13/2028		790	766
4.500%, 05/03/2026 (A)		770	747
4.375%, 06/05/2027 (A)		1,090	1,047
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		860	802
Honduras Government International Bond
7.500%, 03/15/2024		660	640
Indonesia Government International Bond
5.250%, 01/17/2042		2,300	2,620
3.500%, 01/11/2028		1,180	1,160
2.850%, 02/14/2030		900	873
0.900%, 02/14/2027	EUR	180	173
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	118,996,000	6,947
Iraq Government International Bond
5.800%, 01/15/2028		$280	213
Israel Government International Bond
4.500%, 04/03/2120		290	290
3.875%, 07/03/2050		690	690
2.750%, 07/03/2030		660	660
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	389
5.250%, 03/22/2030		390	366
Jamaica Government International Bond
7.875%, 07/28/2045		$740	792
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		1,300	1,398
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	238
8.000%, 05/22/2032 (A)		910	835
7.000%, 05/22/2027 (A)		450	414
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		1,160	1,204
Lebanon Government International Bond
7.050%, 11/02/2035 (B)		110	20
6.850%, 03/23/2027 (B)		80	15
6.850%, 05/25/2029 (B)		721	130
6.750%, 11/29/2027 (B)		400	72
6.650%, 04/22/2024 (B)		170	31
6.650%, 11/03/2028 (B)		130	23
6.650%, 02/26/2030 (B)		872	157
6.600%, 11/27/2026 (B)		30	5
6.200%, 02/26/2025 (B)		860	156

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	$438
6.500%, 06/09/2022		5,740	245
Mexico Government International Bond
4.750%, 03/08/2044		$440	443
4.500%, 01/31/2050		450	445
3.600%, 01/30/2025		1,200	1,217
Mongolia Government International Bond
5.625%, 05/01/2023		200	178
Morocco Government International Bond
1.500%, 11/27/2031 (A)	EUR	290	280
Mozambique International Bond
5.000%, 09/15/2031		$220	165
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,235
7.696%, 02/23/2038 (A)		690	464
Pakistan Government International Bond
8.250%, 09/30/2025		370	322
6.875%, 12/05/2027		200	165
Panama Government International Bond
4.500%, 04/01/2056		300	325
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290	258
Paraguay Government International Bond
6.100%, 08/11/2044		700	735
5.600%, 03/13/2048		560	566
5.400%, 03/30/2050 (A)		320	320
5.000%, 04/15/2026 (A)		440	444
4.700%, 03/27/2027 (A)		570	570
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	542
4.450%, 02/20/2029 (A)		330	335
Petroleos Mexicanos
6.490%, 01/23/2027		50	37
Provincia de Buenos Aires
10.875%, 01/26/2021		63	19
9.950%, 06/09/2021 (A)		3,100	930
9.125%, 03/16/2024 (A)		550	143
7.875%, 06/15/2027 (A)		400	104
6.500%, 02/15/2023 (A)		2,240	582
Provincia de Cordoba
7.450%, 09/01/2024 (A)		520	247
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,890	2,292
4.817%, 03/14/2049 (A)		1,130	1,331
Republic of Belarus International Bond
6.875%, 02/28/2023		260	253
6.200%, 02/28/2030		200	181
Romanian Government International Bond
5.125%, 06/15/2048 (A)		200	206
4.625%, 04/03/2049 (A)	EUR	150	175

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	189

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.375%, 01/28/2050 (A)	EUR	90	$88
2.875%, 05/26/2028		650	739
2.124%, 07/16/2031 (A)		250	251
2.000%, 12/08/2026 (A)		590	643
2.000%, 01/28/2032 (A)		110	108
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	511,430	6,714
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$200	242
5.100%, 03/28/2035 (A)		200	231
4.750%, 05/27/2026		3,600	3,820
4.375%, 03/21/2029 (A)		800	854
Saudi Government International Bond MTN
3.750%, 01/21/2055 (A)		220	203
Senegal Government International Bond
4.750%, 03/13/2028 (A)	EUR	740	732
Serbia International Bond
1.500%, 06/26/2029 (A)		500	501
South Africa Government International Bond
5.650%, 09/27/2047		$950	700
4.850%, 09/27/2027		890	780
4.665%, 01/17/2024		1,170	1,097
4.300%, 10/12/2028		200	164
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)		910	501
6.850%, 03/14/2024 (A)		920	580
6.850%, 11/03/2025		570	336
6.825%, 07/18/2026 (A)		250	147
6.750%, 04/18/2028 (A)		660	383
6.350%, 06/28/2024 (A)		380	228
6.200%, 05/11/2027 (A)		380	220
5.750%, 01/18/2022 (A)		200	132
5.750%, 04/18/2023 (A)		1,240	843
Third Pakistan International Sukuk
5.625%, 12/05/2022		630	589
Turkey Government International Bond
7.625%, 04/26/2029		560	533
7.375%, 02/05/2025		30	29
6.875%, 03/17/2036		60	53
6.000%, 01/14/2041		1,980	1,549
5.200%, 02/16/2026	EUR	260	263
4.250%, 03/13/2025		$410	350
4.250%, 04/14/2026		530	441
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		640	621
8.994%, 02/01/2024		670	619
7.750%, 09/01/2022		550	520
7.750%, 09/01/2023		1,010	944
7.750%, 09/01/2024		760	699
7.750%, 09/01/2027		250	228
7.375%, 09/25/2032 (A)		200	181
0.000%, 05/31/2040 (F)		1,212	882

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Uruguay Government International Bond
4.375%, 10/27/2027	$600	$647
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)	340	333
Zambia Government International Bond
5.375%, 09/20/2022	760	315

Total Sovereign Debt (Cost $124,989) ($ Thousands)		99,477

	Shares

COMMON STOCK — 11.0%

Communication Services — 1.2%
Activision Blizzard Inc	3,270	195
Alphabet Inc, Cl A *	1,293	1,502
Alphabet Inc, Cl C *	1,290	1,500
AT&T Inc	31,486	918
CenturyLink Inc	4,030	38
Charter Communications Inc, Cl A *	679	296
Comcast Corp, Cl A	19,549	672
Discovery Inc, Cl A *	684	13
Discovery Inc, Cl C *	1,539	27
DISH Network Corp, Cl A *	1,018	20
Electronic Arts Inc *	1,233	123
Facebook Inc, Cl A *	10,388	1,733
Fox Corp	2,366	55
Interpublic Group of Cos Inc/The	1,552	25
Live Nation Entertainment Inc *	626	29
Netflix Inc *	1,887	709
News Corp, Cl A	1,532	14
News Corp, Cl B	450	4
Omnicom Group Inc	997	55
Take-Two Interactive Software Inc, Cl A *	492	58
T-Mobile US Inc *	1,400	118
Twitter Inc *	3,280	81
Verizon Communications Inc	17,827	958
ViacomCBS Inc, Cl B	2,357	33
Walt Disney Co/The	7,765	750

		9,926

Consumer Discretionary — 1.1%
Advance Auto Parts Inc	313	29
Amazon.com Inc, Cl A *	1,799	3,507
Aptiv PLC	1,135	56
AutoZone Inc *	100	85
Best Buy Co Inc	937	53
Booking Holdings Inc *	181	244
BorgWarner Inc	797	19
Capri Holdings Ltd *	608	7
CarMax Inc *	740	40
Carnival Corp	1,747	23

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cengage Learning Holdings II Inc *	5,114	$36
Chipotle Mexican Grill Inc, Cl A *	110	72
Darden Restaurants Inc	545	30
Dollar General Corp	1,081	163
Dollar Tree Inc *	1,047	77
DR Horton Inc	1,500	51
eBay Inc	3,387	102
Expedia Group Inc	593	33
Ford Motor Co	17,302	84
Gap Inc/The	932	7
Garmin Ltd	664	50
General Motors Co	5,536	115
Genuine Parts Co	649	44
H&R Block Inc	821	12
Hanesbrands Inc	1,495	12
Harley-Davidson Inc, Cl A	659	12
Hasbro Inc	564	40
Hilton Worldwide Holdings Inc	1,189	81
Home Depot Inc/The	4,701	878
Kohl’s Corp	759	11
L Brands Inc	995	11
Las Vegas Sands Corp	1,399	59
Leggett & Platt Inc	534	14
Lennar Corp, Cl A	1,262	48
LKQ Corp *	1,349	28
Lowe’s Cos Inc	3,278	282
Macy’s Inc	1,471	7
Marriott International Inc/MD, Cl A	1,206	90
McDonald’s Corp	3,276	542
MGM Resorts International	2,321	27
Mohawk Industries Inc *	261	20
Newell Brands Inc, Cl B	1,757	23
NIKE Inc, Cl B	5,412	448
Nordstrom Inc	454	7
Norwegian Cruise Line Holdings Ltd *	900	10
NVR Inc *	15	39
O’Reilly Automotive Inc *	322	97
PulteGroup Inc	1,166	26
PVH Corp	313	12
Ralph Lauren Corp, Cl A	219	15
Ross Stores Inc	1,608	140
Royal Caribbean Cruises Ltd	735	24
Starbucks Corp	5,122	337
Tapestry Inc	1,201	16
Target Corp, Cl A	2,163	201
Tiffany & Co	459	59
TJX Cos Inc/The	5,300	253
Tractor Supply Co	511	43
Ulta Beauty Inc *	241	42
Under Armour Inc, Cl A *	727	7
Under Armour Inc, Cl C *	920	7
VF Corp	1,444	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whirlpool Corp	271	$23
Wynn Resorts Ltd	423	25
Yum! Brands Inc	1,345	92

		9,125
Consumer Staples — 0.8%
Altria Group Inc	8,180	316
Archer-Daniels-Midland Co	2,467	87
Brown-Forman Corp, Cl B	747	42
Campbell Soup Co	807	37
Church & Dwight Co Inc	1,095	70
Clorox Co/The	535	93
Coca-Cola Co/The	16,602	735
Colgate-Palmolive Co	3,660	243
Conagra Brands Inc	2,134	63
Constellation Brands Inc, Cl A	739	106
Costco Wholesale Corp	1,900	542
Coty Inc, Cl A	1,002	5
Estee Lauder Cos Inc/The, Cl A	976	156
General Mills Inc	2,678	141
Hershey Co/The	627	83
Hormel Foods Corp	1,192	56
JM Smucker Co/The	524	58
Kellogg Co	1,027	62
Kimberly-Clark Corp	1,496	191
Kraft Heinz Co/The	2,793	69
Kroger Co/The	3,564	107
Lamb Weston Holdings Inc	600	34
McCormick & Co Inc/MD	548	77
Molson Coors Beverage Co, Cl B	772	30
Mondelez International Inc, Cl A	6,166	309
Monster Beverage Corp *	1,621	91
PepsiCo Inc	6,005	721
Philip Morris International Inc	6,764	494
Procter & Gamble Co/The	10,756	1,183
Sysco Corp, Cl A	2,134	97
Tyson Foods Inc, Cl A	1,304	75
Walgreens Boots Alliance Inc	3,225	148
Walmart Inc	6,109	694

		7,215
Energy — 0.3%
Apache Corp	1,761	7
Baker Hughes Co, Cl A	2,960	31
Cabot Oil & Gas Corp	1,880	32
Chevron Corp	8,223	596
Concho Resources Inc	903	39
ConocoPhillips	4,653	143
Devon Energy Corp	1,630	11
Diamondback Energy Inc, Cl A	700	18
EOG Resources Inc	2,521	91
Exxon Mobil Corp	18,216	692
Halliburton Co	3,947	27

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	191

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helmerich & Payne Inc	451	$7
Hess Corp	1,133	38
HollyFrontier Corp	665	16
Kinder Morgan Inc/DE	8,429	117
Marathon Oil Corp	3,620	12
Marathon Petroleum Corp	2,907	69
National Oilwell Varco Inc, Cl A	1,759	17
Noble Energy Inc	2,020	12
Occidental Petroleum Corp	3,950	46
ONEOK Inc	1,826	40
Phillips 66	1,975	106
Pioneer Natural Resources Co	752	53
Schlumberger Ltd, Cl A	6,027	81
TechnipFMC PLC	1,998	14
Titan Energy LLC *(E)	12,743	1
Valero Energy Corp	1,800	81
Williams Cos Inc/The	5,368	76

		2,473

Financials — 1.2%
Aflac Inc	3,250	111
Allstate Corp/The	1,365	125
American Express Co	2,868	246
American International Group Inc	3,775	92
Ameriprise Financial Inc	527	54
Aon PLC/UK	995	164
Arthur J Gallagher & Co	815	66
Aspect *(D)	57	—
Assurant Inc	273	28
Bank of America Corp	34,871	740
Bank of New York Mellon Corp/The	3,538	119
Berkshire Hathaway Inc, Cl B *	8,442	1,543
BlackRock Inc	517	227
Capital One Financial Corp	1,959	99
Cboe Global Markets Inc	463	41
Charles Schwab Corp/The	4,852	163
Chubb Ltd	1,932	216
Cincinnati Financial Corp	667	50
Citigroup Inc	9,481	399
Citizens Financial Group Inc	2,010	38
CME Group Inc	1,569	271
Comerica Inc	700	21
Discover Financial Services	1,272	45
E*TRADE Financial Corp	1,080	37
Everest Re Group Ltd	166	32
Fifth Third Bancorp	3,239	48
First Republic Bank/CA	700	58
Franklin Resources Inc	1,278	21
Globe Life Inc	429	31
Goldman Sachs Group Inc/The	1,376	213
Hartford Financial Services Group Inc/The	1,603	56
Huntington Bancshares Inc/OH	4,636	38
Intercontinental Exchange Inc	2,370	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invesco Ltd	1,887	$17
JPMorgan Chase & Co	13,530	1,218
KeyCorp	4,537	47
Lincoln National Corp	899	24
Loews Corp	1,207	42
M&T Bank Corp	542	56
MarketAxess Holdings Inc	158	53
Marsh & McLennan Cos Inc	2,174	188
MetLife Inc	3,321	102
Moody’s Corp	718	152
Morgan Stanley	5,295	180
MSCI Inc, Cl A	375	108
Nasdaq Inc, Cl A	500	47
Northern Trust Corp	888	67
People’s United Financial Inc	1,719	19
PNC Financial Services Group Inc/The	1,863	178
Principal Financial Group Inc, Cl A	1,022	32
Progressive Corp/The	2,536	187
Prudential Financial Inc	1,774	93
Raymond James Financial Inc	535	34
Regions Financial Corp	4,531	41
S&P Global Inc	1,044	256
State Street Corp	1,514	81
SVB Financial Group, Cl B *	224	34
Synchrony Financial	2,590	42
T Rowe Price Group Inc	1,042	102
Travelers Cos Inc/The	1,140	113
Truist Financial Corp	5,850	180
Unum Group	910	14
US Bancorp	6,056	209
Wells Fargo & Co	16,738	481
Willis Towers Watson PLC	574	98
WR Berkley Corp	600	31
Zions Bancorp NA	626	17

		10,126
Health Care — 1.7%
Abbott Laboratories	7,602	600
AbbVie Inc	6,430	490
ABIOMED Inc *	200	29
Agilent Technologies Inc	1,296	93
Alexion Pharmaceuticals Inc *	993	89
Align Technology Inc *	311	54
Allergan PLC	1,403	248
AmerisourceBergen Corp, Cl A	686	61
Amgen Inc, Cl A	2,585	524
Anthem Inc	1,082	246
Baxter International Inc	2,199	178
Becton Dickinson and Co	1,184	272
Biogen Inc *	780	247
Boston Scientific Corp *	5,927	193
Bristol-Myers Squibb Co	10,197	568
Cardinal Health Inc	1,321	63

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	2,546	$151
Cerner Corp	1,329	84
Cigna Corp	1,596	283
Cooper Cos Inc/The, Cl A	204	56
Covetrus Inc *	1	—
CVS Health Corp	5,574	331
Danaher Corp, Cl A	2,742	379
DaVita Inc *	355	27
DENTSPLY SIRONA Inc	969	38
Edwards Lifesciences Corp, Cl A *	916	173
Eli Lilly & Co	3,675	510
Gilead Sciences Inc	5,432	406
HCA Healthcare Inc	1,174	105
Henry Schein Inc *	634	32
Hologic Inc *	1,116	39
Humana Inc	569	179
IDEXX Laboratories Inc *	382	92
Illumina Inc *	648	177
Incyte Corp *	814	60
Intuitive Surgical Inc *	506	251
IQVIA Holdings Inc *	773	83
Johnson & Johnson	11,356	1,489
Laboratory Corp of America Holdings *	438	55
McKesson Corp	717	97
Medtronic PLC	5,828	526
Merck & Co Inc	10,968	844
Mettler-Toledo International Inc *	101	70
Mylan NV *	2,195	33
PerkinElmer Inc	524	39
Perrigo Co PLC	599	29
Pfizer Inc	23,835	778
Quest Diagnostics Inc	623	50
Regeneron Pharmaceuticals Inc *	348	170
ResMed Inc	633	93
STERIS PLC	377	53
Stryker Corp	1,412	235
Teleflex Inc	200	59
Thermo Fisher Scientific Inc	1,744	495
UnitedHealth Group Inc	4,084	1,018
Universal Health Services Inc, Cl B	355	35
Varian Medical Systems Inc *	372	38
Vertex Pharmaceuticals Inc *	1,112	265
Waters Corp *	267	49
Zimmer Biomet Holdings Inc	908	92
Zoetis Inc, Cl A	2,032	239

		14,262
Industrials — 0.9%
3M Co	2,496	341
Alaska Air Group Inc	494	14
Allegion plc	415	38
American Airlines Group Inc	1,751	21
AMETEK Inc	1,012	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AO Smith Corp	649	$25
Arconic Inc	1,864	30
Boeing Co/The	2,290	342
Caterpillar Inc, Cl A	2,391	277
CH Robinson Worldwide Inc	578	38
Cintas Corp	381	66
Copart Inc *	900	62
CSX Corp	3,353	192
Cummins Inc	640	87
Deere & Co	1,385	191
Delta Air Lines Inc, Cl A	2,384	68
Dover Corp	613	52
Eaton Corp PLC	1,748	136
Emerson Electric Co	2,659	127
Equifax Inc	533	64
Expeditors International of Washington Inc	721	48
Fastenal Co, Cl A	2,390	75
FedEx Corp	1,040	126
Flowserve Corp	514	12
Fortive Corp	1,310	72
Fortune Brands Home & Security Inc	568	25
General Dynamics Corp	1,031	136
General Electric Co	38,230	304
Honeywell International Inc	3,103	415
Huntington Ingalls Industries Inc, Cl A	177	32
IDEX Corp	305	42
IHS Markit Ltd	1,787	107
Illinois Tool Works Inc	1,244	177
Ingersoll Rand Inc *	941	23
Jacobs Engineering Group Inc	623	49
JB Hunt Transport Services Inc	373	34
Johnson Controls International plc	3,225	87
Kansas City Southern	406	52
L3Harris Technologies Inc	950	171
Lockheed Martin Corp	1,077	365
Masco Corp	1,287	45
Nielsen Holdings PLC	1,634	21
Norfolk Southern Corp	1,107	162
Northrop Grumman Corp	668	202
Old Dominion Freight Line Inc, Cl A	450	59
PACCAR Inc	1,512	92
Parker-Hannifin Corp, Cl A	572	74
Pentair PLC	658	20
Quanta Services Inc	570	18
Raytheon Co	1,224	161
Republic Services Inc	871	65
Robert Half International Inc	536	20
Rockwell Automation Inc	486	73
Rollins Inc	630	23
Roper Technologies Inc	461	144
Snap-on Inc	234	25
Southwest Airlines Co, Cl A	1,973	70

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	193

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stanley Black & Decker Inc	674	$67
Textron Inc	1,087	29
Trane Technologies PLC	1,067	88
TransDigm Group Inc	216	69
Union Pacific Corp	3,014	425
United Airlines Holdings Inc *	980	31
United Parcel Service Inc, Cl B	3,057	286
United Rentals Inc *	344	35
United Technologies Corp	3,517	332
Verisk Analytics Inc, Cl A	725	101
Waste Management Inc	1,692	157
Westinghouse Air Brake Technologies Corp	773	37
WW Grainger Inc	201	50
Xylem Inc/NY	733	48

		7,625

Information Technology — 2.8%
Accenture PLC, Cl A	2,761	451
Adobe Inc *	2,084	663
Advanced Micro Devices Inc *	4,908	223
Akamai Technologies Inc *	668	61
Alliance Data Systems Corp	193	7
Amphenol Corp, Cl A	1,315	96
Analog Devices Inc	1,594	143
ANSYS Inc *	354	82
Apple Inc	18,048	4,589
Applied Materials Inc	4,068	186
Arista Networks Inc *	232	47
Autodesk Inc, Cl A *	969	151
Automatic Data Processing Inc	1,848	253
Broadcom Inc	1,721	408
Broadridge Financial Solutions Inc	466	44
Cadence Design Systems Inc *	1,180	78
CDW Corp/DE	614	57
Cisco Systems Inc	18,270	718
Citrix Systems Inc	482	68
Cognizant Technology Solutions Corp, Cl A	2,338	109
Corning Inc, Cl B	3,460	71
DXC Technology Co	1,199	16
F5 Networks Inc, Cl A *	278	30
Fidelity National Information Services Inc, Cl B	2,686	327
Fiserv Inc, Cl A *	2,507	238
FleetCor Technologies Inc *	383	71
FLIR Systems Inc	564	18
Fortinet Inc *	600	61
Gartner Inc *	416	41
Global Payments Inc	1,321	191
Hewlett Packard Enterprise Co	5,281	51
HP Inc	6,298	109
Intel Corp	18,755	1,015
International Business Machines Corp	3,847	427
Intuit Inc	1,140	262

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IPG Photonics Corp *	143	$16
Jack Henry & Associates Inc	335	52
Juniper Networks Inc	1,505	29
Keysight Technologies Inc *	800	67
KLA Corp	662	95
Lam Research Corp	615	148
Leidos Holdings Inc	600	55
Mastercard Inc, Cl A	3,827	924
Maxim Integrated Products Inc	1,200	58
Microchip Technology Inc	1,069	73
Micron Technology Inc *	4,860	204
Microsoft Corp	32,967	5,199
Motorola Solutions Inc	733	97
NetApp Inc	913	38
NortonLifeLock Inc	2,488	46
NVIDIA Corp	2,635	695
Oracle Corp, Cl B	9,416	455
Paychex Inc	1,415	89
Paycom Software Inc *	200	40
PayPal Holdings Inc *	5,107	489
Qlik *(D)	3,600	—
Qlik, Cl A *(D)(E)	56	57
Qlik, Cl B *(D)	13,812	—
Qorvo Inc *	515	42
QUALCOMM Inc	4,894	331
salesforce.com Inc *	3,817	550
Seagate Technology PLC	935	46
ServiceNow Inc *	815	234
Skyworks Solutions Inc	770	69
Synopsys Inc *	667	86
TE Connectivity Ltd	1,484	93
Texas Instruments Inc	4,062	406
VeriSign Inc *	430	77
Visa Inc, Cl A	7,384	1,190
Western Digital Corp	1,217	51
Western Union Co/The	1,834	33
Xerox Holdings Corp	827	16
Xilinx Inc	1,119	87
Zebra Technologies Corp, Cl A *	240	44

		23,643

Materials — 0.3%
Air Products & Chemicals Inc	950	190
Albemarle Corp	448	25
Amcor PLC	6,732	55
Avery Dennison Corp	356	36
Ball Corp	1,471	95
Celanese Corp, Cl A	481	35
CF Industries Holdings Inc	935	25
Corteva Inc	3,303	78
Dow Inc	3,249	95
DuPont de Nemours Inc	3,284	112
Eastman Chemical Co	653	30

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ecolab Inc	1,101	$172
FMC Corp	544	45
Freeport-McMoRan Inc, Cl B	6,259	42
International Flavors & Fragrances Inc	445	45
International Paper Co	1,792	56
Linde PLC	2,332	404
LyondellBasell Industries NV, Cl A	1,174	58
Martin Marietta Materials Inc, Cl A	274	52
Mosaic Co/The	1,663	18
Newmont Corp	3,486	158
Nucor Corp	1,223	44
Packaging Corp of America	383	33
PPG Industries Inc	1,044	87
Sealed Air Corp	652	16
Sherwin-Williams Co/The, Cl A	362	166
Vulcan Materials Co	596	64
Westrock Co	1,156	33

		2,269
Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	504	69
American Tower Corp, Cl A ‡	1,924	419
Apartment Investment & Management Co, Cl A ‡	659	23
AvalonBay Communities Inc ‡	606	89
Boston Properties Inc ‡	610	56
CBRE Group Inc, Cl A *‡	1,365	52
Crown Castle International Corp ‡	1,775	256
Digital Realty Trust Inc, Cl A ‡	1,123	156
Duke Realty Corp ‡	1,699	55
Equinix Inc ‡	374	234
Equity Residential ‡	1,530	95
Essex Property Trust Inc ‡	294	65
Extra Space Storage Inc ‡	559	54
Federal Realty Investment Trust ‡	325	24
Healthpeak Properties Inc ‡	2,116	51
Host Hotels & Resorts Inc ‡	2,848	32
Iron Mountain Inc ‡	1,253	30
Kimco Realty Corp ‡	1,773	17
Mid-America Apartment Communities Inc ‡	499	52
Prologis Inc ‡	3,240	260
Public Storage ‡	665	132
Realty Income Corp ‡	1,409	70
Regency Centers Corp ‡	713	27
SBA Communications Corp, Cl A ‡	475	128
Simon Property Group Inc ‡	1,344	74
SL Green Realty Corp ‡	353	15
UDR Inc ‡	1,209	44
Ventas Inc ‡	1,615	43
Vornado Realty Trust ‡	717	26
Welltower Inc ‡	1,793	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	3,303	$56

		2,786
Utilities — 0.4%
AES Corp/VA	2,901	39
Alliant Energy Corp	1,029	50
Ameren Corp	1,093	80
American Electric Power Co Inc	2,140	171
American Water Works Co Inc	755	90
Atmos Energy Corp	500	50
CenterPoint Energy Inc	2,203	34
CMS Energy Corp	1,278	75
Consolidated Edison Inc	1,421	111
Dominion Energy Inc	3,516	254
DTE Energy Co	814	77
Duke Energy Corp	3,195	258
Edison International	1,586	87
Entergy Corp	828	78
Evergy Inc	984	54
Eversource Energy	1,437	112
Exelon Corp	4,214	155
FirstEnergy Corp	2,292	92
NextEra Energy Inc	2,125	511
NiSource Inc	1,591	40
NRG Energy Inc	1,209	33
Pinnacle West Capital Corp	451	34
PPL Corp	3,145	78
Public Service Enterprise Group Inc	2,234	100
Sempra Energy	1,213	137
Southern Co/The	4,535	246
WEC Energy Group Inc	1,395	123
Xcel Energy Inc	2,326	140

		3,309
Total Common Stock (Cost $72,178) ($ Thousands)		92,759

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES — 11.0%

Agency Mortgage-Backed Obligations — 6.1%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
5.395%, VAR ICE LIBOR USD 1 Month+6.100%,07/15/2039	$488	93
FHLMC CMO, Ser 2019-4936, Cl PS, IO
5.295%, VAR ICE LIBOR USD 1 Month+6.000%,12/25/2049	394	51
FHLMC CMO, Ser 2019-4936, Cl ES, IO
5.295%, VAR ICE LIBOR USD 1 Month+6.000%,12/25/2049	406	47
FNMA
3.500%,02/01/2047	–	–
2.790%,01/01/2035 (F)	350	388

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	195

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.680%, 01/01/2035 to 02/01/2035	$720	$778
FNMA CMO, Ser 2012-115, Cl DS, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%,10/25/2042	636	113
FNMA CMO, Ser 2015-30, Cl SJ, IO
4.653%, VAR ICE LIBOR USD 1 Month+5.600%,05/25/2045	829	141
FNMA CMO, Ser 2015-34, Cl LS, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%,06/25/2045	1,243	215
FNMA CMO, Ser 2016-69, Cl BS, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%,10/25/2046	1,134	207
FNMA CMO, Ser 2017-104, Cl SB, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%,01/25/2048	1,987	280
FNMA CMO, Ser 2017-69, Cl SG, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%,09/25/2047	2,634	412
FNMA CMO, Ser 2017-86, Cl SB, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%,11/25/2047	2,217	335
FNMA CMO, Ser 2019-81, Cl SD, IO
5.053%, VAR ICE LIBOR USD 1 Month+6.000%,01/25/2050	577	78
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
3.147%, VAR ICE LIBOR USD 1 Month+2.200%,01/25/2030	1,205	1,064
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
3.097%, VAR ICE LIBOR USD 1 Month+2.150%,10/25/2030	2,470	1,606
FNMA TBA
5.000%,04/30/2037	16,000	17,259
3.000%,04/01/2043	8,000	8,387
2.500%,04/01/2043	11,000	11,395
GNMA CMO, Ser 2010-9, Cl XD, IO
5.895%, VAR ICE LIBOR USD 1 Month+6.600%,01/16/2040	2,446	507
GNMA CMO, Ser 2013-124, Cl CS, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%,08/20/2043	272	43
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.827%, VAR ICE LIBOR USD 1 Month+5.600%,08/20/2044	773	127
GNMA CMO, Ser 2014-158, Cl SA, IO
4.895%, VAR ICE LIBOR USD 1 Month+5.600%,10/16/2044	357	68
GNMA CMO, Ser 2015-110, Cl MS, IO
4.937%, VAR ICE LIBOR USD 1 Month+5.710%,08/20/2045	421	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%,08/20/2045	$3,614	$418
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%,11/20/2045	1,485	115
GNMA CMO, Ser 2015-57, Cl AS, IO
4.827%, VAR ICE LIBOR USD 1 Month+5.600%,04/20/2045	2,972	431
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%,10/20/2045	2,043	200
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%,06/20/2045	1,085	98
GNMA CMO, Ser 2017-112, Cl SJ, IO
4.887%, VAR ICE LIBOR USD 1 Month+5.660%,07/20/2047	1,966	255
GNMA CMO, Ser 2018-105, Cl SC, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2048	546	77
GNMA CMO, Ser 2018-122, Cl HS, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	801	142
GNMA CMO, Ser 2018-122, Cl SE, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	1,300	174
GNMA CMO, Ser 2018-124, Cl SN, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	3,323	533
GNMA CMO, Ser 2018-137, Cl SN, IO
5.377%, VAR ICE LIBOR USD 1 Month+6.150%,10/20/2048	1,298	181
GNMA CMO, Ser 2018-139, Cl SQ, IO
5.377%, VAR ICE LIBOR USD 1 Month+6.150%,10/20/2048	981	140
GNMA CMO, Ser 2018-67, Cl PS, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,05/20/2048	3,045	417
GNMA CMO, Ser 2018-7, Cl DS, IO
4.927%, VAR ICE LIBOR USD 1 Month+5.700%,01/20/2048	2,253	318
GNMA CMO, Ser 2018-72, Cl IB, IO
4.000%,04/20/2046	931	103
GNMA CMO, Ser 2019-1, Cl SN, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	760	104
GNMA CMO, Ser 2019-110, Cl SE, IO
5.327%, VAR ICE LIBOR USD 1 Month+6.100%,09/20/2049	1,973	248
GNMA CMO, Ser 2019-110, Cl SD, IO
5.327%, VAR ICE LIBOR USD 1 Month+6.100%,09/20/2049	1,843	268
GNMA CMO, Ser 2019-128, Cl IO, IO
4.000%,10/20/2049	1,447	165
GNMA CMO, Ser 2019-129, Cl AI, IO
3.500%,10/20/2049	3,752	526

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-151, Cl NI, IO
3.500%,10/20/2049	$5,573	$525
GNMA CMO, Ser 2019-151, Cl IA, IO
3.500%,12/20/2049	2,976	365
GNMA CMO, Ser 2019-4, Cl SJ, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	1,358	198
GNMA CMO, Ser 2019-6, Cl SA, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	566	77
GNMA CMO, Ser 2019-69, Cl S, IO
2.497%, VAR ICE LIBOR USD 1 Month+3.270%,06/20/2049	616	48
GNMA CMO, Ser 2019-78, Cl SE, IO
5.327%, VAR ICE LIBOR USD 1 Month+6.100%,06/20/2049	503	71
GNMA CMO, Ser 2019-98, Cl SC, IO
5.277%, VAR ICE LIBOR USD 1 Month+6.050%,08/20/2049	1,554	240
GNMA TBA
2.500%,04/15/2048	1,000	1,045

		51,140
Non-Agency Mortgage-Backed Obligations — 4.9%
Alternative Loan Trust, Ser 2005-81, Cl A1
1.227%, VAR ICE LIBOR USD 1 Month+0.280%,02/25/2037	745	584
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%,11/15/2052	870	892
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.049%,05/15/2052 (F)	10,934	773
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
2.656%, VAR ICE LIBOR USD 1 Month+1.951%,03/15/2037 (A)	2,000	1,600
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl E
2.855%, VAR ICE LIBOR USD 1 Month+2.150%,04/15/2034 (A)	1,970	1,678
BX Trust, Ser 2018-GWMZ, Cl MC
6.193%, VAR ICE LIBOR USD 1 Month+5.488%,05/15/2037 (A)	1,100	830
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%,10/10/2052 (A)	947	1,313
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.752%,07/10/2030 (A)(F)	1,620	1,559
Credit Suisse Mortgage Trust, Ser 2019, Cl B
8.740%,12/15/2021	1,440	1,331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2019-UVIL, Cl A
3.160%,12/15/2041 (A)	$950	$862
CSMC, Ser 2014-USA, Cl E
4.373%,09/15/2037 (A)	320	234
CSWF, Ser 2018-TOP, Cl D
2.505%, VAR ICE LIBOR USD 1 Month+1.800%,08/15/2035 (A)	1,174	944
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
3.247%, VAR ICE LIBOR USD 1 Month+2.300%,01/25/2050 (A)	370	140
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA1, Cl M2
4.197%, VAR ICE LIBOR USD 1 Month+3.250%,07/25/2029	1,570	1,382
GE Business Loan Trust, Ser 2007-1, Cl C
1.155%, VAR ICE LIBOR USD 1 Month+0.450%,04/16/2035 (A)	372	332
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%,12/25/2035	1,393	1,263
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
2.855%, VAR ICE LIBOR USD 1 Month+2.150%,07/15/2032 (A)	1,000	866
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl C
5.731%,09/15/2031	1,970	1,845
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl A
1.805%, VAR ICE LIBOR USD 1 Month+1.100%,12/15/2036 (A)	1,830	1,484
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
0.990%, VAR ICE LIBOR USD 1 Month+0.240%,11/19/2036	2,642	1,825
Impac CMB Trust, Ser 2005-4, Cl 1M1
1.592%, VAR ICE LIBOR USD 1 Month+0.645%,05/25/2035	1,427	1,254
JPMCC Commercial Mortgage Securities
Trust, Ser 2019-BOLT, Cl C
4.505%, VAR ICE LIBOR USD 1 Month+3.800%,07/15/2034 (A)	1,697	1,461
JPMCC Commercial Mortgage Securities
Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%,07/15/2034 (A)(F)	2,368	61
JPMorgan Chase Commercial Mortgage
Securities, Ser 2019-BKWD, Cl E
3.305%, VAR ICE LIBOR USD 1 Month+2.600%,09/15/2029 (A)	1,730	1,642
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
6.555%, VAR ICE LIBOR USD 1 Month+5.850%,09/15/2028 (A)	817	716

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	197

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
7.855%, VAR ICE LIBOR USD 1 Month+7.150%,09/15/2028 (A)	$853	$737
Mangolia Finance XI, Ser 2019-3, Cl A
4.670%,08/09/2024	1,000	999
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
3.899%,06/26/2036 (A)	394	311
Mortgage Insurance-Linked Notes, Ser 2020- 1, Cl M1C
2.697%, VAR ICE LIBOR USD 1 Month+1.750%,02/25/2030 (A)	1,830	1,329
Motel 6 Trust, Ser 2017-MTL6, Cl F
4.955%, VAR ICE LIBOR USD 1 Month+4.250%,08/15/2034 (A)	1,204	610
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
2.622%, VAR ICE LIBOR USD 1 Month+2.011%,04/18/2024 (A)	870	834
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.502%,05/25/2033 (F)	807	651
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.113%, VAR ICE LIBOR USD 1 Month+0.430%,03/26/2036 (A)	564	535
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
3.659%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (A)	1,098	1,052
RALI Series Trust, Ser 2006-QO2, Cl A2
1.217%, VAR ICE LIBOR USD 1 Month+0.270%,02/25/2046	1,506	369
RALI Series Trust, Ser 2007-QO2, Cl A1
1.097%, VAR ICE LIBOR USD 1 Month+0.150%,02/25/2047	1,070	473
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%,05/25/2057 (F)	1,720	1,331
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%,08/25/2057 (A)(F)	1,125	806
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%,02/25/2059 (A)(F)	1,720	1,330
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%,08/25/2059 (A)(F)	2,230	2,350
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%,07/05/2036 (A)(F)	885	701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
2.666%, VAR 12 Month Treas Avg+0.700%,03/25/2047	$19	$17

		41,306
Total Mortgage-Backed Securities (Cost $99,525) ($ Thousands)		92,446

LOAN PARTICIPATIONS — 9.9%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 11/19/2026	864	795
Academy, Ltd., Initial Term Loan, 1st Lien
5.581%, VAR LIBOR+4.000%, 07/01/2022	662	353
Acrisure, LLC, 2020 Term Loan, 1st Lien
5.207%, VAR LIBOR+3.500%, 02/15/2027	370	325
AI Agua Merger (Culligan), Term Loan B-1, 1st Lien
4.322%, 12/13/2023	950	807
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1st Lien
4.322%, VAR LIBOR+3.250%, 12/13/2023	595	506
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
4.853%, 08/30/2024 (F)	737	635
Allen Media, Term Loan, 1st Lien
7.231%, 02/10/2027	530	440
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 07/10/2026	1,297	1,193
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 07/31/2024	561	505
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 01/29/2027	550	505
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.200%, VAR LIBOR+2.250%, 04/06/2024	437	361

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Renal Holdings Inc., Term B Loan, 1st Lien
5.989%, VAR LIBOR+5.000%, 06/21/2024	$926	$785
AmeriLife Holdings LLC, Delayed Draw A Term Loan, 1st Lien
0.000%, 03/18/2027 (I)	18	15
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.612%, VAR LIBOR+4.000%, 03/18/2027	142	115
Apex Tool Group, LLC, Third Amendment Term Loan, 1st Lien
6.500%, VAR LIBOR+5.250%, 08/01/2024	1,240	948
APi Group, Term B Loan, 1st Lien
4.103%, 10/01/2026	840	714
Applovin Corporation, Initial Term Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 08/15/2025	506	450
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 08/04/2022	586	553
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 11/03/2024	734	694
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
7.489%, VAR LIBOR+6.500%, 08/04/2025	380	346
athenahealth, Inc., Term B Loan, 1st Lien
5.284%, VAR LIBOR+4.500%, 02/11/2026	933	868
Bass Pro Group, Term Loan B
6.072%, VAR LIBOR+5.000%, 09/25/2024	559	466
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.612%, VAR LIBOR+3.000%, 06/02/2025	174	165
Berry Plastics, Term Loan, 1st Lien
2.863%, 10/01/2022	806	768
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
4.616%, 09/30/2024	995	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.934%, VAR LIBOR+2.500%, 09/15/2023	$318	$274
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.989%, VAR LIBOR+3.000%, 08/01/2025	1,137	1,069
BWay Holding Company , Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.250%, 04/03/2024	938	760
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 12/23/2024	1,114	895
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
5.200%, VAR LIBOR+3.750%, 01/29/2027	370	293
CEOC, LLC, Term B Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 10/07/2024	867	701
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	1,569	1,476
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.740%, VAR LIBOR+1.750%, 02/01/2027	638	610
Charter NEX US, Inc., Initial Term Loan, 1st Lien
4.603%, VAR LIBOR+3.250%, 05/16/2024	929	785
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 06/24/2024	1,260	485
Commscope, Inc., Initial Term Loan, 1st Lien
4.239%, VAR LIBOR+3.250%, 04/06/2026	1,481	1,392
Consolidated Communications, Term Loan B
4.000%, VAR LIBOR+3.000%, 10/05/2023	940	821
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/18/2024	380	331

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	199

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 06/26/2026	$1,020	$802
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
3.322%, VAR LIBOR+2.250%, 02/28/2025	1,266	855
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.862%, VAR LIBOR+2.250%, 07/17/2025	495	471
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
3.112%, VAR LIBOR+2.500%, 04/15/2027	448	427
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 10/16/2026 (I)	1,840	1,631
Deerfield Dakota Holdings, Term Loan, 1st Lien
0.000%, 03/05/2027 (I)	250	210
Deerfield, Term Loan, 1st Lien
0.000%, 03/06/2028 (I)	840	828
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
4.179%, VAR LIBOR+3.250%, 07/21/2025	238	201
Elanco Animal Health Inc., Term Loan, 1st Lien
0.000%, 02/04/2027 (I)	410	387
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 04/29/2024	280	250
Entercom Media Corp., Term B-2 Loan, 1st Lien
3.489%, VAR LIBOR+2.500%, 11/18/2024	394	355
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 10/10/2025	850	429
Equinox Holdings, Term Loan, 1st Lien
4.603%, 03/08/2024 (I)	389	282
EyeCare Partners, LLC, Term Loan, 1st Lien
5.418%, 02/05/2027	624	499
EyeCare Partners, Term Loan, 1st Lien
0.000%, 02/05/2027 (I)	51	41
EyeCare Partners, Term Loan, 1st Lien Cov-Lite
0.000%, 02/04/2028 (I)	550	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Eagle Holdings, Term Loan
3.950%, 02/01/2027	$60	$50
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
3.603%, 07/03/2024	826	738
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/2027	330	342
Froneri International Limited, Facility B2, 1st Lien
3.239%, VAR LIBOR+2.250%, 01/29/2027	480	455
Gannett Holdings LLC, Term Loan, 1st Lien
11.500%, VAR FIXED+11.500%, 11/19/2024	837	795
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.390%, VAR LIBOR+4.750%, 10/30/2026	1,189	1,117
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.450%, VAR LIBOR+2.000%, 12/30/2026 (I)	660	629
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/19/2026	565	447
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
6.250%, 05/30/2025	94	91
3.989%, 05/30/2025 (F)	525	507
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
5.863%, VAR LIBOR+4.250%, 03/14/2025	940	837
4.932%, VAR LIBOR+3.250%, 04/28/2022 (I)	786	725
Global TeleLink, Term Loan, 1st Lien
5.853%, 11/29/2025	586	493
GlobalTranz Enterprises, Inc., Initial Term Loan, 1st Lien
5.929%, 05/15/2026	530	375
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.103%, VAR LIBOR+2.750%, 10/04/2023 (I)	464	359
3.695%, VAR LIBOR+2.750%, 10/04/2023	394	305
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.684%, VAR LIBOR+2.000%, 11/15/2027	470	443

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
2.697%, VAR LIBOR+1.750%, 06/22/2026	$430	$406
Hornblower Inc, Term Loan, 1st Lien
5.950%, 04/28/2025 (F)	400	220
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.572%, VAR LIBOR+3.500%, 06/30/2024	939	667
Hub International Limited, Initial Term Loan, 1st Lien
4.551%, VAR LIBOR+2.750%, 04/25/2025	499	464
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 05/01/2026	557	466
Immucor, Inc., Term B-3 Loan, 1st Lien
6.450%, VAR LIBOR+5.000%, 06/15/2021	708	605
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
5.113%, VAR LIBOR+3.500%, 08/28/2026	697	611
Innophos Holdings, Inc., Initial Term Loan, 1st Lien
4.755%, VAR LIBOR+3.750%, 02/05/2027	520	441
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	933	888
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
4.613%, VAR LIBOR+3.000%, 01/31/2025	754	671
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 03/01/2027	358	332
Lineage Logistics, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/27/2025	393	365
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 03/24/2025	155	139
McAfee, LLC, Term B USD Loan
4.691%, 09/30/2024	857	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (D)	$300	$251
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.450%, VAR LIBOR+4.000%, 05/04/2022	481	391
Michaels Stores, Inc., 2018 New Replacement Term B Loan
3.568%, VAR LIBOR+2.500%, 01/30/2023	250	208
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
3.558%, VAR LIBOR+2.500%, 01/30/2023	648	538
3.500%, VAR LIBOR+2.500%, 01/30/2023	460	382
Misys Limited, Dollar Term Loan, 1st Lien
5.277%, VAR LIBOR+3.500%, 06/13/2024	800	680
Mitchell International, Inc., Initial Term Loan, 1st Lien
4.239%, 11/29/2024 (F)	990	818
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.375%, VAR LIBOR+4.375%, 10/13/2023	1,208	852
Momentive Performance Materials Inc., Initial Dollar Term Loan, 1st Lien
4.240%, 05/15/2024	657	528
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.200%, VAR LIBOR+2.750%, 06/07/2023	822	724
Navistar, Inc., Tranche B Term Loan, 1st Lien
4.280%, VAR LIBOR+3.500%, 11/06/2024	539	464
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.331%, VAR LIBOR+2.750%, 09/18/2026	836	775
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.863%, VAR LIBOR+3.000%, 10/01/2025	1,547	1,377
Option Care Health, Inc., Term B Loan, 1st Lien
5.489%, VAR LIBOR+4.500%, 08/06/2026	940	771
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
4.441%, VAR LIBOR+3.500%, 04/30/2026	1,117	1,017

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	201

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.100%, 08/19/2022 (F)	$527	$256
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.027%, VAR LIBOR+3.250%, 01/26/2023	737	507
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 03/11/2022	673	643
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
4.113%, VAR LIBOR+3.250%, 03/05/2026	716	647
Playtika Holding Corp., Term B Loan, 1st Lien
7.072%, VAR LIBOR+6.000%, 12/10/2024	1,200	1,114
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
4.561%, VAR LIBOR+3.750%, 04/12/2025	1,729	1,461
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.606%, VAR LIBOR+3.250%, 09/23/2026	1,414	1,263
Project Alpha, Term Loan, 1st Lien
6.130%, 04/26/2024	239	214
Radnet Management, Inc., Term B-1 Loan, 1st Lien
5.350%, VAR LIBOR+3.500%, 06/30/2023	889	767
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
4.739%, 11/16/2025 (F)	1,190	1,099
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
3.501%, VAR LIBOR+1.750%, 02/04/2027	233	219
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/05/2023	798	751
Rockwood Service Corporation, Initial Term Loan, 1st Lien
5.700%, VAR LIBOR+4.250%, 01/23/2027	70	59
Science Applications International Corporation, Term Loan, 1st Lien
0.000%, 03/05/2027 (I)	360	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.369%, VAR LIBOR+2.750%, 08/14/2024	$813	$653
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
4.239%, VAR LIBOR+3.250%, 12/31/2025	868	763
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	870	753
Sprint Communications, Inc., 2019 Incremental Term Loan Retired 04/01/2020, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/02/2024	943	936
Sprint Communications, Inc., Initial Term Loan Retired 04/01/2020, 1st Lien
3.500%, VAR LIBOR+2.500%, 02/02/2024	90	89
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 04/16/2025	374	349
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 04/16/2025	267	249
Stars Group Holdings B.V., USD Term Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 07/10/2025	527	502
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
4.814%, VAR LIBOR+3.500%, 03/05/2027	470	416
Swissport International AG, Initial Term Loan, 1st Lien
4.500%, VAR Euribor+4.500%, 08/14/2024	1,500	933
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
5.700%, VAR LIBOR+4.250%, 12/17/2026	950	838
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	692	552
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
6.072%, VAR LIBOR+5.000%, 05/29/2026	923	591

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/26/2026	$1,571	$1,358
UFC Holdings, LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	796	693
UGI Energy Services, LLC, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 08/13/2026	348	294
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 05/04/2026	678	630
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 03/15/2024	1,094	922
USI, Inc., 2019 New Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 05/16/2024	940	856
Verscend Holding Corp., Term B Loan, 1st Lien
5.489%, VAR LIBOR+4.500%, 08/27/2025	219	206
Vertafore, Inc., Initial Term Loan, 1st Lien
4.239%, VAR LIBOR+3.250%, 07/02/2025	941	824
VFH Parent LLC, Initial Term Loan, 1st Lien
4.005%, VAR LIBOR+3.000%, 03/01/2026 (I)	299	271
Virgin Media Bristol LLC, N Facility, 1st Lien
3.205%, VAR LIBOR+2.500%, 01/31/2028	935	860
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
3.114%, 11/01/2023	950	921
WP City, Term Loan, 1st Lien
6.445%, 08/13/2026	850	754

Total Loan Participations (Cost $96,450) ($ Thousands)		83,222

ASSET-BACKED SECURITIES — 5.5%

Automotive — 0.5%

Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)	820	751

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	$3,000	$2,994
		3,745

Mortgage Related Securities — 0.4%

ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.877%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	680	625
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
1.377%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	827
Asset Backed Securities Home Equity Loan Trust Series RFC, Ser 2007-HE1, Cl A4
1.087%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	1,916	1,554
		3,006

Other Asset-Backed Securities — 4.6%

522 Funding CLO, Ser 2019-1A, Cl E
0.232%, 01/15/2033	250	169
ACIS CLO, Ser 2014-4A, Cl A
3.183%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	240	237
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	1,660	1,631
Apidos CLO XXII, Ser 2020-22A, Cl DR
7.885%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2031 (A)	680	441
Apidos CLO XXII, Ser 2020-22A, Cl ER
0.647%, VAR ICE LIBOR USD 3 Month+8.650%, 04/20/2031 (A)	370	207
Ares XXV CLO, Ser 2013-3A, Cl SUB
%, 01/17/2024 (A)(D)(F)	750	1
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
2.522%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	990	956
Avery Point VI CLO, Ser 2018-6A, Cl DR
4.691%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	610	487
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl CRR
5.619%, VAR ICE LIBOR USD 3 Month+3.800%, 01/20/2029 (A)	370	288
BlueMountain CLO, Ser 2018-1A, Cl CR
3.669%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	611
BlueMountain CLO, Ser 2018-2A, Cl AR2
2.745%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	340	327

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	203

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2018-2A, Cl ER
7.019%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	$1,000	$588
Bristol Park CLO, Ser 2020-1A, Cl ER
8.627%, VAR ICE LIBOR USD 3 Month+7.000%, 04/15/2029 (A)	500	388
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
2.742%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,060	989
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.049%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	611
Catskill Park CLO, Ser 2017-1A, Cl D
7.819%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	900	520
Cent CLO 24, Ser 2018-24A, Cl CR
4.981%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	413
Copper River, Ser 2017-1
0.000%, 01/20/2021 (A)	3,000	4
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
1.077%, VAR ICE LIBOR USD 1 Month+0.130%, 12/25/2036	1,449	1,092
CSMC Trust, Ser 2017-RPL1, Cl M2
3.074%, 07/25/2057 (A)(F)	1,190	774
Cumberland Park CLO, Ser 2018-2A, Cl DR
4.519%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	407
Cumberland Park CLO, Ser 2018-2A, Cl ER
7.469%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	600	403
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	613	576
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
1.107%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,687	1,547
Flagship VII, Ser 2017-7A, Cl CR
4.169%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,450
Flatiron CLO 17, Ser 2017-1A, Cl A
2.942%, VAR ICE LIBOR USD 3 Month+1.250%, 05/15/2030 (A)	500	488
GoldenTree Loan Opportunities IX, Ser 2018- 9A, Cl ER2
7.435%, VAR ICE LIBOR USD 3 Month+5.660%, 10/29/2029 (A)	250	176
Halsey Point CLO I, Ser 2019-1A, Cl F
10.107%, VAR ICE LIBOR USD 3 Month+8.200%, 01/20/2033 (A)	290	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Jackson Mill CLO, Ser 2018-1A, Cl DR
4.631%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	$1,250	$983
Jamestown CLO X, Ser 2017-10A, Cl A1
3.086%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	719
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
1.207%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,314
KKR CLO 11, Ser 2017-11, Cl AR
3.011%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	350	328
KKR CLO, Ser 2018-21, Cl A
2.831%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	470
LCM XXII, Ser 2018-22A, Cl DR
7.319%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	350	237
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	651	588
Madison Park Funding XXVI, Ser 2017-26A, Cl AR
2.975%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/2030 (A)	710	681
Marathon CLO 14, Ser 2019-2A, Cl BA
5.203%, VAR ICE LIBOR USD 3 Month+3.300%, 01/20/2033 (A)	330	282
Marathon CLO V, Ser 2017-5A, Cl A1R
2.566%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,185	1,144
Marathon, Ser 2005-2A
0.000%, 12/20/2019 (A)(D)	750	–
Oaktree CLO, Ser 2019-1A, Cl D
5.602%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	175
OCP CLO, Ser 2017-13A, Cl A1A
3.091%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,611
Octagon Investment Partners XIX, Ser 2017- 1A, Cl AR
2.931%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	179	178
Octagon Investment Partners XXIII, Ser 2018- 1A, Cl ER
7.581%, VAR ICE LIBOR USD 3 Month+5.750%, 07/15/2027 (A)	450	304
OHA Loan Funding, Ser 2019-1A, Cl DR2
5.692%, VAR ICE LIBOR USD 3 Month+4.000%, 11/15/2032 (A)	250	190

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OZLM VII, Ser 2018-7RA, Cl CR
4.836%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	$900	$673
OZLM XI, Ser 2017-11A, Cl BR
4.070%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	521
OZLM XII, Ser 2015-12A, Cl D
7.170%, VAR ICE LIBOR USD 3 Month+5.400%, 04/30/2027 (A)	700	375
Parallel 2017-1, Ser 2020-1A, Cl CR
3.713%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/2029 (A)	750	678
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.646%, 01/25/2036	663	652
PPM CLO 3, Ser 2019-3A, Cl A
3.236%, VAR ICE LIBOR USD 3 Month+1.400%, 07/17/2030 (A)	350	331
Recette CLO, Ser 2017-1A, Cl BR
3.119%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	926
Sound Point CLO III, Ser 2018-2RA, Cl A1
2.781%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,001
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
3.231%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2032 (A)	710	668
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
1.517%, VAR ICE LIBOR USD 1 Month+0.570%, 10/25/2036 (A)	2,490	2,267
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055 (A)	427	375
Symphony CLO XIX, Ser 2018-19A, Cl E
7.043%, VAR ICE LIBOR USD 3 Month+5.200%, 04/16/2031 (A)	250	164
Tralee CLO III, Ser 2017-3A, Cl BRR
3.269%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027 (A)	2,300	2,149
Venture 31 CLO, Ser 2018-31A, Cl A1
2.849%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	680	634
Voya CLO, Ser 2018-2A, Cl ER
7.206%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	486
Voya CLO, Ser 2018-3A, Cl A1A
2.981%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	710
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
1.087%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	390	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Whitehorse XII, Ser 2018-12A, Cl D
5.481%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	$250	$174
		39,254

Total Asset-Backed Securities (Cost $56,940) ($ Thousands)		46,005

CONVERTIBLE BONDS — 0.4%
BofA Finance
0.125%, 09/01/2022	150	148
Cheniere Energy
4.250%, 03/15/2045	670	328
Innovate Capital Pte
6.000%, 12/11/2024	62	21
Jazz Investments I
1.500%, 08/15/2024	240	210
Live Nation Entertainment
2.000%, 02/15/2025 (A)	400	318
Teva Pharmaceutical Finance
0.250%, 02/01/2026	1,530	1,416
Vishay Intertechnology
2.250%, 06/15/2025	630	560
Vonage Holdings
1.750%, 06/01/2024 (A)	190	153

Total Convertible Bonds (Cost $3,552) ($ Thousands)		3,154

MUNICIPAL BONDS — 0.2%

Illinois — 0.2%
Illinois State, GO
7.350%, 07/01/2035	225	252
5.100%, 06/01/2033	1,895	1,881

Total Municipal Bonds (Cost $2,076) ($ Thousands)		2,133

	Shares
PREFERRED STOCK — 0.1%

Financials — 0.1%
B. Riley Financial, 6.500%	18,100	345

Industrials — 0.0%
GFL Environmental, 6.000%	6,850	314

Utilities — 0.0%
NextEra Energy, 5.279%	5,950	262

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	205

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Total Preferred Stock (Cost $1,078) ($ Thousands)		$921

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%

U.S. Treasury Notes
1.375%, 01/31/2025	139	146

Total U.S. Treasury Obligation (Cost $139) ($ Thousands)		146

Total Investments in Securities — 94.9% (Cost $883,363) ($ Thousands)		$799,487

	Contracts
PURCHASED OPTIONS*(J) — 0.2%

Total Purchased Options (Cost $2,369) ($ Thousands)	52,735,267	$1,350

PURCHASED SWAPTION* (K) — 0.0%

Total Purchased Swaption (Cost $122) ($ Thousands)	3,626,000	$–

WRITTEN OPTIONS* (J) — (1.8)%

Total Written Options (Premiums Received $6,482) ($ Thousands)	(79,075,668)	$(15,113)

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open exchange traded options contracts held by the Fund at March 31, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.2%

Put Options
April 2020, S&P 500 E-mini 3rd Week Option *	114	$68	$2,000.00	4/18/2020	$68
April 2020, S&P 500 E-mini 3rd Week Option*	5	61	2,800.00	4/18/2020	61
June 2020, S&P 500 E-mini 3rd Week Option *	40	334	2,500.00	6/20/2020	334
May 2020, S&P 500 E-mini 3rd Week Option *	108	329	2,200.00	5/16/2020	329
USD PUT/BRL CALL*	5,380,000	27,937	4.28	4/18/2020	–
USD PUT/JPY CALL*	10,890,000	70,116,790	104.80	6/20/2020	131
USD PUT/MXN CALL*	3,820,000	91,042	18.95	5/16/2020	2
USD PUT/RUB CALL*	3,820,000	304,031	63.96	5/16/2020	2
USD PUT/RUB CALL*	3,720,000	296,072	62.86	4/18/2020	–

		70,836,664			927

Call Options
USD CALL/CAD PUT*	5,355,000	7,593	1.38	6/20/2020	144
USD CALL/EUR PUT*	10,320,000	9,356	1.12	4/18/2020	152
USD CALL/EUR PUT*	3,860,000	3,499	1.13	6/20/2020	102
USD CALL/EUR PUT*	5,570,000	5,050	1.08	4/18/2020	25

		25,498			423

Total Purchased Options		$70,862,162			$1,350

WRITTEN OPTIONS — (1.8)%

Put Options
April 2020, S&P 500 E-mini 3rd Week Option *	(5)	$(30)	2,600.00	04/18/20	$(30)
June 2020, S&P 500 E-mini 3rd Week Option*	(40)	(176)	2,200.00	06/20/20	(176)
May 2020, U.S. 5 Year Future Option *	(93)	(11,031)	124.00	04/18/20	(10)
USD PUT/CAD CALL*	(3,900,000)	(5,530)	1.28	04/18/20	–
USD PUT/CAD CALL*	(5,355,000)	(7,593)	1.33	06/20/20	(12)
USD PUT/EUR CALL*	(5,750,000)	(5,213)	1.13	05/16/20	(15)
USD PUT/GBP CALL*	(4,600,000)	(3,718)	1.35	05/16/20	(5)
USD PUT/IDR CALL*	(3,810,000)	(62,282,070)	13,816.00	06/20/20	(4)
USD PUT/JPY CALL*	(3,720,000)	(23,951,741)	104.95	04/18/20	(6)
USD PUT/JPY CALL*	(10,890,000)	(70,116,790)	100.50	06/20/20	(67)
USD PUT/MXN CALL*	(2,880,000)	(68,639)	18.63	04/18/20	(2)
USD PUT/RUB CALL*	(3,980,000)	(316,765)	60.20	04/18/20	–

		(156,769,296)			(327)

Call Options
April 2020, Calls on SPX*	(530)	(171,231)	2,375.00	04/18/20	(13,112)
USD CALL/AUD PUT*	(4,010,000)	(6,500)	0.64	05/16/20	(211)
USD CALL/AUD PUT*	(3,820,000)	(6,192)	0.65	05/16/20	(213)
USD CALL/AUD PUT*	(4,000,000)	(6,484)	0.66	05/16/20	(287)
USD CALL/AUD PUT*	(3,720,000)	(6,030)	0.67	04/18/20	(322)
USD CALL/CAD PUT*	(2,880,000)	(4,084)	1.33	04/18/20	(157)
USD CALL/CAD PUT*	(4,010,000)	(5,686)	1.35	05/16/20	(174)
USD CALL/CAD PUT*	(4,030,000)	(5,714)	1.35	04/18/20	(182)
USD CALL/EUR PUT*	(7,720,000)	(6,999)	1.11	06/20/20	(128)

		(218,920)			(14,786)

Total Written Options		$(156,988,216)			$(15,113)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	207

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

A list of the open OTC options contracts for the Fund at March 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.0%

Put Swaptions — 0.0%
May 2020, Put Option on Goldman Sachs*	Goldman Sachs	3,626,000	$90.00	05/16/2020	$–

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	206	Jun-2020	$50,837	$51,230	$393
90-Day Euro$	(96)	Mar-2021	(23,902)	(23,932)	(31)
Australian 10-Year Bond	21	Jun-2020	1,944	1,936	2
Euro-Bund	(37)	Jun-2020	(7,140)	(7,004)	75
Long Gilt 10-Year Bond	(7)	Jun-2020	(1,217)	(1,182)	(19)
S&P 500 Index E-MINI	357	Jun-2020	46,674	45,869	(804)
U.S. 2-Year Treasury Note	701	Jul-2020	152,254	154,488	2,235
U.S. 5-Year Treasury Note	(265)	Jul-2020	(32,209)	(33,220)	(1,011)
U.S. 5-Year Treasury Note	71	Jul-2020	8,875	8,901	26
U.S. 10-Year Treasury Note	297	Jun-2020	40,186	41,190	1,004
U.S. 10-Year Treasury Note	(108)	Jun-2020	(14,320)	(14,978)	(658)
U.S. Long Treasury Bond	48	Jun-2020	8,599	8,595	(4)
U.S. Long Treasury Bond	(63)	Mar-2020	(10,544)	(11,281)	(737)
U.S. Ultra Long Treasury Bond	149	Jun-2020	29,982	33,059	3,078
Ultra 10-Year U.S. Treasury Note	(15)	Jun-2020	(2,353)	(2,340)	12
Ultra 10-Year U.S. Treasury Note	(12)	Jun-2020	(1,744)	(1,872)	(128)

			$245,922	$249,459	$3,433

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/06/20	CAD	1,232	USD	950	$84
Barclays PLC	04/14/20	USD	789	AUD	1,148	(86)
Barclays PLC	04/17/20	USD	1,063	JPY	115,760	10
Barclays PLC	04/17/20	USD	1,226	INR	89,201	(50)
Barclays PLC	04/17/20	IDR	43,110,360	USD	3,064	421
BNP Paribas	04/17/20	USD	3,683	EUR	3,385	34
BNP Paribas	04/14/20	USD	2,464	EUR	2,170	(82)
BNP Paribas	04/17/20	GBP	1,000	USD	1,311	70
BNP Paribas	04/17/20	USD	1,520	CAD	2,020	(100)
BNP Paribas	04/17/20	EUR	8,598	USD	9,592	152
BNP Paribas	04/23/20	CAD	870	USD	662	51
Citigroup	04/06/20 - 06/10/20	CAD	4,845	USD	3,573	166
Citigroup	04/17/20	USD	504	AUD	750	(45)
Citigroup	04/17/20	BRL	528	USD	129	27
Citigroup	04/17/20	AUD	820	USD	570	68
Citigroup	04/17/20	USD	1,802	RUB	115,452	(328)
Citigroup	04/17/20	GBP	2,100	USD	2,774	170
Citigroup	04/17/20	USD	2,490	GBP	1,901	(132)
Citigroup	04/17/20	USD	3,765	BRL	15,890	(705)

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/17/20 - 04/23/20	USD	3,811	CAD	4,957	$(328)
Citigroup	04/17/20	USD	3,849	MXN	80,572	(423)
Citigroup	04/17/20	EUR	2,626	USD	2,925	42
Citigroup	04/17/20	EUR	3,070	USD	3,343	(28)
Citigroup	04/17/20	USD	2,998	JPY	327,860	43
Citigroup	04/17/20	USD	4,604	JPY	477,120	(180)
Citigroup	04/17/20 - 05/14/20	USD	4,983	EUR	4,590	58
Citigroup	04/17/20 - 05/14/20	USD	11,202	EUR	10,121	(89)
Citigroup	04/17/20	MXN	24,500	USD	1,061	20
Citigroup	04/17/20	MXN	47,390	USD	2,003	(13)
Citigroup	04/17/20	JPY	305,396	USD	2,755	(77)
Citigroup	05/27/20	RUB	97,072	USD	1,490	257
Citigroup	09/24/20	SAR	9,650	USD	2,569	(1)
Goldman Sachs	04/06/20 - 06/10/20	USD	4,520	CAD	6,078	(247)
Goldman Sachs	04/17/20	USD	573	BRL	2,416	(107)
Goldman Sachs	04/17/20	USD	2,120	MXN	40,475	(399)
Goldman Sachs	04/17/20	USD	2,780	RUB	176,710	(524)
Goldman Sachs	04/17/20	EUR	2,846	USD	3,211	86
Goldman Sachs	04/17/20	USD	2,828	JPY	309,439	41
Goldman Sachs	04/17/20	USD	771	JPY	83,147	—
Goldman Sachs	04/17/20	MXN	10,000	USD	456	31
Goldman Sachs	04/17/20 - 04/27/20	RUB	370,433	USD	5,922	1,194
Goldman Sachs	04/29/20	GBP	2,503	USD	3,245	140
Goldman Sachs	06/05/20	JPY	27,409	USD	261	7
JPMorgan Chase Bank	04/14/20 - 04/17/20	AUD	8,940	USD	6,134	662
JPMorgan Chase Bank	04/17/20	AUD	1,850	USD	1,077	(55)
JPMorgan Chase Bank	04/17/20	USD	25	TWD	752	—
JPMorgan Chase Bank	04/17/20	USD	504	JPY	55,170	8
JPMorgan Chase Bank	04/17/20	USD	2,064	KRW	2,450,780	(51)
JPMorgan Chase Bank	04/17/20	USD	2,266	RUB	178,300	10
JPMorgan Chase Bank	04/17/20	CAD	855	USD	646	45
JPMorgan Chase Bank	04/17/20	CAD	1,560	USD	1,072	(24)
JPMorgan Chase Bank	04/17/20	EUR	400	USD	442	3
JPMorgan Chase Bank	04/17/20 - 05/14/20	EUR	17,207	USD	18,669	(238)
JPMorgan Chase Bank	04/17/20	RUB	111,715	USD	1,746	320
JPMorgan Chase Bank	04/17/20	JPY	569,042	USD	5,244	(33)
JPMorgan Chase Bank	04/17/20	KRW	2,450,780	USD	2,072	59
JPMorgan Chase Bank	04/17/20 - 06/05/20	IDR	47,527,946	USD	3,199	290
JPMorgan Chase Bank	05/04/20	USD	1,179	EUR	1,058	(17)
JPMorgan Chase Bank	05/14/20	EUR	590	USD	661	13
JPMorgan Chase Bank	09/24/20	SAR	4,740	USD	1,260	(3)
Morgan Stanley	04/03/20	USD	2,429	BRL	12,328	(52)
Morgan Stanley	04/03/20 - 04/17/20	BRL	24,655	USD	5,310	560
Morgan Stanley	04/17/20	USD	1,086	AUD	1,680	(59)
Morgan Stanley	05/04/20	USD	1,058	GBP	800	(65)
Morgan Stanley	05/14/20	USD	1,321	EUR	1,174	(31)
Morgan Stanley	05/26/20	MXN	28,495	USD	1,482	277
Morgan Stanley	06/05/20	USD	1,061	IDR	15,145,566	(141)
Morgan Stanley	06/05/20	IDR	7,805,060	USD	544	70

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	209

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	04/29/20	SGD	1,140	GBP	969	$63

						$839

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	$40	$(26)	$66
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	(62)	14	(76)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(17,300)	(742)	853	(1,595)
CDX.NA.HY.34	Buy	5.00%	Quarterly	12/20/2024	3,466	216	199	17
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,550)	(408)	(264)	(144)
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	(67)	11	(78)
ICE CD Brazil	Sell	1.00%	Quarterly	06/20/2020	(1,030)	1	1	–
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(35,250)	(127)	858	(985)
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	(1)	11	(12)
ICE CD Columbia	Sell	1.00%	Quarterly	12/20/2023	(4,600)	(133)	(38)	(95)
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(2,410)	(90)	11	(101)
ICE CD General Electric	Sell	1.00%	Quarterly	06/20/2024	(1,225)	(52)	(11)	(41)
ICE CD Indonesia	Sell	1.00%	Quarterly	06/20/2024	(10,780)	(314)	54	(368)
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(6,820)	(150)	55	(205)
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	(47)	(13)	(34)
ICE CD Peru	Sell	1.00%	Quarterly	06/20/2024	(2,040)	3	31	(28)
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(1,620)	3	34	(31)
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	8	2	6
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(1,080)	(6)	20	(26)
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	(8)	19	(27)

						$(1,936)	$1,821	$(3,757)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.36%	28-DAY MXN - TIIE	Monthly	03/27/2021	MXN	202,525	$–	$(1)	$1
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	4,724	(1,053)	9	(1,062)
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	4,200	(1,891)	20	(1,911)
0.75%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2040	EUR	500	(48)	(28)	(20)
1.00%	6-MONTH GBP - LIBOR	Semi-Annually	03/18/2030	GBP	660	(3)	(2)	(1)
0.50%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2030	EUR	730	(32)	(23)	(9)
USD-LIBOR-BBA	0.77%	Semi-Annually	03/24/2027	USD	10,390	126	87	39
0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2027	EUR	1,910	(39)	(45)	6
658%	USD LIBOR BBA	Semi-Annually	09/18/2025	USD	2,268	18	–	18
0.645%	USD LIBOR BBA	Semi-Annually	09/18/2025	USD	2,923	21	–	21
1.40%	6-MONTH PZL-WIBO6M	Semi-Annually	06/17/2025	PLN	7,940	(50)	(10)	(40)
.8375%	USD LIBOR BBA	Quarterly	09/18/2050	USD	532	8	–	8
3-MONTH CNY - CNREPOFIX	2.50%	Quarterly	06/17/2025	CNY	37,630	67	6	61
6.26%	BZDIOVRA	Monthly	01/02/2025	BRL	900	3	–	3
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	624	–	624
BZDIOVRA	5.33%	Monthly	01/02/2024	BRL	6,750	(37)	(1)	(36)
-0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2023	EUR	5,260	(3)	(6)	3
6.2448%	BZDIOVRA	Monthly	01/02/2023	BRL	4,950	(24)	–	(24)
BZDIOVRA	7.2233%	Monthly	01/02/2023	BRL	4,500	(45)	–	(45)

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	5.75%	Monthly	01/02/2023	BRL	4,965	$12	$2	$10
BZDIOVRA	5.44%	Monthly	10/03/2022	BRL	34,705	165	12	153
3-MONTH ZAR - JIBA	6.50%	Quarterly	06/17/2022	ZAR	91,400	116	10	106
28-DAY MXN - TIIE	6.00%	Monthly	06/15/2022	MXN	19,950	5	–	5
0.00%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2025	EUR	2,020	(23)	29	(52)
SD LIBOR BBA	.855%	Quarterly	09/18/2050	USD	411	4	–	4

						$(2,079)	$59	$(2,138)

A list of open OTC swap agreements held by the Fund at March 31, 2020 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	3,600	$(17)	$–	$(17)
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,300	(21)	2	(23)
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,628	(24)	3	(27)
Citibank	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	(109)	–	(109)
JPMorgan Chase	1-DAY BRL - CETIP	0.07044%	Annually	01/04/2027	BRL	3,000	(15)	–	(15)

							$(186)	$5	$(191)

    Percentages are based on Net Assets of $842,409 ($ Thousands).

*   Non-income producing security.

‡   Real Estate Investment Trust.

(A)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $255,426 ($ Thousands), representing 30.3% of the Net Assets of the Fund.

(B)  Security is in default on interest payment.

(C)  Perpetual security with no stated maturity date.

(D)  Level 3 security in accordance with fair value hierarchy.

(E)  Securities considered illiquid. The total value of such securities as of March 31, 2020 was $990 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW – Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

(F)  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G) Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)  Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(I) Unsettled bank loan. Interest rate may not be available.

(J)   Refer to table below for details on Options Contracts.

(K)  Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CETIP — Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

OTC – Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P— Standard & Poor’s

SAR —Saudi Riya

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

TBA — To be announced

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

DAC — Designated Activity Company EGP — Egyptian Pound EUR — Euro EURIBOR — Euro Interbank Offered Rate FHLMC — Federal Home Loan Mortgage Corporation	USD — United States Dollar VAR — Variable Rate ZAR — South African Rand

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	211

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Income Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	379,224	–	379,224
Sovereign Debt	–	99,477	–	99,477
Common Stock	92,666	36	57	92,759
Mortgage-Backed Securities	–	92,446	–	92,446
Loan Participations	–	82,971	251	83,222
Asset-Backed Securities	–	46,004	1	46,005
Convertible Bonds	–	3,154	–	3,154
Municipal Bonds	–	2,133	–	2,133
Preferred Stock	–	921	–	921
U.S. Treasury Obligation	–	146	–	146

Total Investments in Securities	92,666	706,512	309	799,487

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,350	–	–	1,350
Written Options	(15,113)	–	–	(15,113)
Purchased Swaptions	–	–	–	–
Futures Contracts*
Unrealized Appreciation	6,825	–	–	6,825
Unrealized Depreciation	(3,392)	–	–	(3,392)
Forwards Contracts*
Unrealized Appreciation	–	5,552	–	5,552
Unrealized Depreciation	–	(4,713)	–	(4,713)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	89	–	89
Unrealized Depreciation	–	(3,846)	–	(3,846)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,062	–	1,062
Unrealized Depreciation	–	(3,200)	–	(3,200)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(191)	–	(191)

Total Other Financial Instruments	(10,330)	(5,247)	–	(15,577)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock
Balance as of October 1, 2019	$1	$1,189	$57
Accrued discounts/premiums	–	1	–
Realized gain/(loss)	–	(1,296)	–
Change in unrealized appreciation/(depreciation)	–	999	–
Purchases	–	94	–
Sales	–	(736)	–
Net transfer into Level 3	–	–	–
Net transfer out of Level 3	–	–	–
Ending Balance as of March 31, 2020	$1	$251	$57

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$–	$(28)	$–

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 71.6%
U.S. Treasury Bills ^
1.481%, 12/03/2020 (A)	$5,500	$5,497
0.640%, 11/05/2020 (A)	49,000	48,977
0.120%, 12/31/2020 (A)	4,500	4,496
U.S. Treasury Bonds
3.000%, 02/15/2049	5,300	7,384
U.S. Treasury Inflation Protected Securities (B)
2.375%, 01/15/2025	20,576	22,820
2.000%, 01/15/2026	17,937	19,951
1.250%, 07/15/2020	2,306	2,286
0.625%, 07/15/2021	90,478	89,623
0.625%, 04/15/2023	42,166	42,473
0.625%, 01/15/2024	28,657	29,125
0.375%, 07/15/2023	31,315	31,495
0.375%, 07/15/2025	104,625	106,715
0.250%, 01/15/2025	9,193	9,275
0.125%, 01/15/2022	14,310	14,112
0.125%, 04/15/2022	21,999	21,697
0.125%, 07/15/2022	18,471	18,299
0.125%, 01/15/2023	14,149	13,979
0.125%, 07/15/2024	19,773	19,815
0.125%, 10/15/2024	12,594	12,747
0.125%, 07/15/2026	19,973	20,150
U.S. Treasury Notes
0.580%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	5,300	5,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.305%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	$1,500	$1,503

Total U.S. Treasury Obligations (Cost $547,102) ($ Thousands)		547,734

	Shares
COMMON STOCK — 25.0%

Communication Services — 2.1%
Activision Blizzard Inc	6,373	379
Alphabet Inc, Cl A *	1,469	1,707
Alphabet Inc, Cl C *	1,455	1,692
AT&T Inc	88,331	2,575
CenturyLink Inc	13,415	127
Cinemark Holdings Inc	2,200	22
Cogent Communications Holdings Inc	600	49
Electronic Arts Inc *	2,383	239
Facebook Inc, Cl A *	11,868	1,979
GCI Liberty Inc *	2,000	114
IAC/InterActiveCorp *	200	36
Iridium Communications Inc *	2,600	58
Liberty Media Corp-Liberty Braves *	3,900	74
Liberty Media Corp-Liberty Formula One, Cl C *	3,000	82
Live Nation Entertainment Inc *	1,500	68
Madison Square Garden Co/The *	200	42
Netflix Inc *	3,605	1,354
Roku Inc, Cl A *	651	57
Shenandoah Telecommunications Co	1,300	64
Spotify Technology SA *	1,100	133
Sprint Corp *	9,008	78
Take-Two Interactive Software Inc, Cl A *	1,000	119
Telephone & Data Systems Inc	1,422	24
T-Mobile US Inc *	3,527	296
Twitter Inc *	2,892	71
Verizon Communications Inc	49,044	2,635
ViacomCBS Inc, Cl B	2,385	33
Vonage Holdings Corp *	4,800	35
Walt Disney Co/The	16,024	1,548
Zynga Inc, Cl A *	7,600	52

		15,742
Consumer Staples — 7.0%
Altria Group Inc	55,214	2,135
Andersons Inc/The	1,500	28
Archer-Daniels-Midland Co	17,579	618
B&G Foods Inc, Cl A	2,329	42
BellRing Brands, Cl A *	3,000	51
Beyond Meat Inc *	1,500	100
BJ’s Wholesale Club Holdings Inc *	4,800	122
Boston Beer Co Inc/The, Cl A *	150	55
Brown-Forman Corp, Cl A	1,728	89

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	213

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brown-Forman Corp, Cl B	4,969	$276
Bunge Ltd	4,136	170
Calavo Growers Inc	954	55
Cal-Maine Foods Inc	2,050	90
Campbell Soup Co	5,196	240
Casey’s General Stores Inc	1,297	172
Central Garden & Pet Co, Cl A *	2,800	72
Chefs’ Warehouse Inc/The *	1,600	16
Church & Dwight Co Inc	7,368	473
Clorox Co/The	3,881	672
Coca-Cola Co/The	114,864	5,083
Coca-Cola Consolidated Inc	100	21
Colgate-Palmolive Co	25,948	1,722
Conagra Brands Inc	14,086	413
Constellation Brands Inc, Cl A	4,673	670
Costco Wholesale Corp	13,639	3,889
Coty Inc, Cl A	12,665	65
Darling Ingredients Inc *	5,936	114
Edgewell Personal Care Co *	1,834	44
Energizer Holdings Inc	2,713	82
Estee Lauder Cos Inc/The, Cl A	6,417	1,022
Flowers Foods Inc	7,407	152
Fresh Del Monte Produce Inc	1,189	33
Freshpet Inc *	1,200	77
General Mills Inc	18,214	961
Grocery Outlet Holding Corp *	3,100	106
Hain Celestial Group Inc/The *	2,634	68
Herbalife Nutrition Ltd *	3,708	108
Hershey Co/The	4,294	569
Hormel Foods Corp	8,018	374
Hostess Brands Inc, Cl A *	3,370	36
Ingles Markets Inc, Cl A	1,453	53
Ingredion Inc	2,082	157
Inter Parfums Inc	800	37
J&J Snack Foods Corp	727	88
JM Smucker Co/The	3,214	357
Kellogg Co	7,203	432
Keurig Dr Pepper Inc	6,485	157
Kimberly-Clark Corp	10,578	1,353
Kraft Heinz Co/The	18,218	451
Kroger Co/The	23,331	703
Lamb Weston Holdings Inc	4,405	252
Lancaster Colony Corp	650	94
Limoneira	2,400	31
McCormick & Co Inc/MD	3,573	505
Medifast Inc	400	25
Molson Coors Beverage Co, Cl B	5,215	203
Mondelez International Inc, Cl A	42,925	2,150
Monster Beverage Corp *	11,131	626
National Beverage Corp, Cl A *	1,700	72
Nu Skin Enterprises Inc, Cl A	1,702	37
PepsiCo Inc	41,896	5,032

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Performance Food Group Co *	3,195	$79
Philip Morris International Inc	46,263	3,375
Pilgrim’s Pride Corp *	1,078	20
Post Holdings Inc *	2,172	180
PriceSmart Inc	950	50
Procter & Gamble Co/The	72,529	7,978
Rite Aid *	3,190	48
Sanderson Farms Inc	601	74
Seaboard Corp	24	68
Simply Good Foods Co/The *	1,700	33
Spectrum Brands Holdings Inc	1,666	61
Sprouts Farmers Market Inc *	5,028	93
Sysco Corp, Cl A	14,829	677
Tootsie Roll Industries Inc	721	26
TreeHouse Foods Inc *	1,857	82
Tyson Foods Inc, Cl A	8,421	487
Universal Corp/VA	822	36
US Foods Holding Corp *	6,356	113
USANA Health Sciences Inc *	500	29
Vector Group Ltd	5,329	50
Walgreens Boots Alliance Inc	22,763	1,041
Walmart Inc	42,753	4,858
WD-40 Co	627	126
Weis Markets Inc	1,300	54

		53,538
Energy — 4.8%
Antero Midstream Corp	17,200	36
Antero Resources Corp *	9,447	7
Apache Corp	24,067	101
Apergy Corp *	7,500	43
Arch Coal Inc	600	17
Archrock Inc	6,500	24
Baker Hughes Co, Cl A	43,040	452
Berry Corp	1,500	4
Brigham Minerals, Cl A	2,400	20
Cabot Oil & Gas Corp	26,125	449
Cactus Inc, Cl A	2,200	25
Callon Petroleum Co *	15,953	9
Centennial Resource Development Inc/DE, Cl A *	7,800	2
Cheniere Energy Inc *	13,480	452
Chevron Corp	114,694	8,311
Cimarex Energy Co	7,288	123
CNX Resources Corp *	9,162	49
Concho Resources Inc	11,898	510
ConocoPhillips	64,676	1,992
Continental Resources Inc/OK, Cl A	4,104	31
CVR Energy Inc	1,600	26
Delek US Holdings Inc	3,658	58
Denbury Resources Inc *	10,200	2
Devon Energy Corp	21,333	147
DHT Holdings Inc	8,500	65

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diamond Offshore Drilling Inc *	4,000	$7
Diamondback Energy Inc, Cl A	9,878	259
Dril-Quip Inc *	3,088	94
EOG Resources Inc	33,687	1,210
EQT Corp	13,098	93
Equitrans Midstream Corp	11,398	57
Exxon Mobil Corp	246,848	9,373
Falcon Minerals	2,700	6
Frank’s International *	11,300	29
GasLog Ltd	2,800	10
Golar LNG Ltd	4,877	38
Green Plains Inc	3,800	18
Halliburton Co	55,527	380
Helix Energy Solutions Group Inc *	7,900	13
Helmerich & Payne Inc	7,738	121
Hess Corp	16,253	541
HollyFrontier Corp	9,431	231
International Seaways Inc	3,500	84
Kinder Morgan Inc/DE	119,046	1,657
Kosmos Energy Ltd	25,500	23
Magnolia Oil & Gas Corp *	6,200	25
Marathon Oil Corp	45,874	151
Marathon Petroleum Corp	39,371	930
Matador Resources Co *	5,464	14
Murphy Oil Corp	8,258	51
Nabors Industries Ltd	20,551	8
National Oilwell Varco Inc, Cl A	25,723	253
Newpark Resources Inc, Cl A *	5,566	5
NexTier Oilfield Solutions Inc *	11,281	13
Noble Energy Inc	29,940	181
Nordic American Tankers Ltd	11,600	53
Northern Oil and Gas Inc *	9,100	6
Oasis Petroleum Inc *	16,500	6
Occidental Petroleum Corp	53,986	625
Oceaneering International Inc, Cl A *	4,468	13
ONEOK Inc	24,120	526
Par Pacific Holdings Inc *	2,300	16
Parsley Energy Inc, Cl A	15,449	89
Patterson-UTI Energy Inc	10,159	24
PBF Energy Inc, Cl A	8,529	60
PDC Energy Inc, Cl A *	6,814	42
Peabody Energy Corp	3,825	11
Phillips 66	26,867	1,441
Pioneer Natural Resources Co	10,071	706
ProPetro Holding Corp *	4,200	10
QEP Resources Inc	11,994	4
Range Resources Corp	9,059	21
Renewable Energy Group Inc *	2,200	45
REX American Resources Corp *	700	33
Schlumberger Ltd, Cl A	83,816	1,131
Scorpio Tankers Inc	1,889	36
SEACOR Holdings Inc, Cl A *	1,100	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SFL Corp Ltd	5,300	$50
SM Energy Co	4,763	6
Southwestern Energy Co *	27,022	46
Talos Energy Inc *	2,200	13
Targa Resources Corp	14,543	100
Tidewater Inc *	2,100	15
Transocean Ltd *	29,625	34
Valero Energy Corp	24,815	1,125
Whiting Petroleum Corp *	6,452	4
Williams Cos Inc/The	73,492	1,040
World Fuel Services Corp	5,074	128
WPX Energy Inc *	28,110	86

		36,405
Health Care — 5.6%
Abbott Laboratories	20,329	1,604
AbbVie Inc	15,895	1,211
ABIOMED Inc *	424	62
Acadia Healthcare Co Inc, Cl A *	1,066	20
ACADIA Pharmaceuticals Inc *	900	38
Acceleron Pharma Inc *	400	36
Agilent Technologies Inc	3,736	268
Agios Pharmaceuticals Inc *	700	25
Alexion Pharmaceuticals Inc *	2,503	225
Align Technology Inc *	801	139
Alkermes PLC *	2,411	35
Allergan PLC	3,569	632
Allscripts Healthcare Solutions Inc *	5,900	42
Alnylam Pharmaceuticals Inc *	1,101	120
Amedisys Inc *	400	73
AmerisourceBergen Corp, Cl A	1,833	162
Amgen Inc, Cl A	6,540	1,326
Amicus Therapeutics Inc *	2,893	27
AMN Healthcare Services Inc *	300	17
Anthem Inc	2,778	631
Arena Pharmaceuticals Inc *	1,100	46
Arrowhead Pharmaceuticals Inc *	1,000	29
Atrion Corp	100	65
Avantor Inc *	2,200	27
Baxter International Inc	5,757	467
Becton Dickinson and Co	2,881	662
Biogen Inc *	2,024	640
BioMarin Pharmaceutical Inc *	2,043	173
Bio-Rad Laboratories Inc, Cl A *	282	99
Bio-Techne Corp	450	85
Bluebird Bio Inc *	597	27
Blueprint Medicines Corp *	540	32
Boston Scientific Corp *	15,550	507
Bristol-Myers Squibb Co	25,108	1,400
Bruker Corp	900	32
Cantel Medical Corp	300	11
Cardinal Health Inc	3,775	181
Catalent Inc *	1,656	86

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	215

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	6,050	$359
Cerner Corp	3,814	240
Charles River Laboratories International Inc *	753	95
Chemed Corp	280	121
Cigna Corp	3,957	701
CONMED Corp	400	23
Cooper Cos Inc/The, Cl A	572	158
CVS Health Corp	14,137	839
Danaher Corp, Cl A	6,683	925
DaVita Inc *	1,258	96
DENTSPLY SIRONA Inc	2,704	105
DexCom Inc *	1,000	269
Edwards Lifesciences Corp, Cl A *	2,257	426
Elanco Animal Health Inc *	4,500	101
Eli Lilly & Co	9,303	1,290
Emergent BioSolutions Inc *	1,000	58
Encompass Health Corp	1,178	75
Ensign Group Inc/The	1,219	46
Envista Holdings Corp *	4,200	63
Exact Sciences Corp *	1,439	83
Exelixis Inc *	3,701	64
FibroGen*	1,286	45
Five Star Senior Living *	429	1
Gilead Sciences Inc	14,201	1,062
Glaukos Corp *	1,700	52
Global Blood Therapeutics Inc *	700	36
Globus Medical Inc, Cl A *	800	34
Guardant Health Inc *	600	42
Haemonetics Corp *	628	63
Halozyme Therapeutics Inc *	1,168	21
HCA Healthcare Inc	2,951	265
HealthEquity Inc *	500	25
HealthStream Inc *	3,900	93
Henry Schein Inc *	2,103	106
Hill-Rom Holdings Inc	851	86
HMS Holdings Corp *	1,600	40
Hologic Inc *	3,515	123
Horizon Therapeutics Plc *	1,628	48
Humana Inc *	1,482	465
ICU Medical Inc *	324	65
IDEXX Laboratories Inc *	948	230
Illumina Inc *	1,622	443
Immunomedics Inc *	2,254	30
Incyte Corp *	1,943	142
Insmed Inc *	1,600	26
Insulet Corp *	578	96
Integer Holdings Corp *	1,000	63
Integra LifeSciences Holdings Corp *	628	28
Intercept Pharmaceuticals Inc *	500	31
Intuitive Surgical Inc *	1,237	613
Ionis Pharmaceuticals Inc *	1,876	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iovance Biotherapeutics Inc *	1,400	$42
IQVIA Holdings Inc *	2,182	235
Ironwood Pharmaceuticals Inc, Cl A *	6,200	63
Jazz Pharmaceuticals PLC *	829	83
Johnson & Johnson	30,146	3,953
Laboratory Corp of America Holdings *	1,112	141
LHC Group Inc *	300	42
Ligand Pharmaceuticals Inc *	278	20
LivaNova PLC *	457	21
Luminex Corp	3,500	96
Magellan Health Inc *	600	29
Masimo Corp *	592	105
McKesson Corp	2,153	291
Medpace Holdings Inc *	1,300	95
Medtronic PLC	14,305	1,290
Merck & Co Inc	29,451	2,266
Merit Medical Systems Inc *	1,800	56
Mettler-Toledo International Inc *	293	202
Moderna Inc *	2,000	60
Molina Healthcare Inc *	738	103
Momenta Pharmaceuticals Inc *	3,200	87
Mylan NV *	6,687	100
MyoKardia Inc *	200	9
National HealthCare Corp	300	22
Nektar Therapeutics, Cl A *	2,284	41
Neogen Corp, Cl B *	469	31
Neurocrine Biosciences Inc *	1,128	98
Nevro Corp *	500	50
Novocure Ltd *	1,000	67
NuVasive Inc *	1,100	56
Omnicell Inc *	550	36
Pacira BioSciences Inc *	1,900	64
Patterson Cos Inc	2,077	32
Penumbra Inc *	250	40
PerkinElmer Inc	1,752	132
Perrigo Co PLC	1,230	59
Pfizer Inc	65,104	2,125
PRA Health Sciences Inc *	798	66
Premier Inc, Cl A *	2,900	95
Prestige Consumer Healthcare Inc, Cl A *	2,700	99
PTC Therapeutics *	400	18
QIAGEN NV *	3,104	129
Quest Diagnostics Inc	1,433	115
Quidel Corp *	1,200	117
Reata Pharmaceuticals Inc, Cl A *	200	29
Regeneron Pharmaceuticals Inc *	850	415
Repligen Corp *	388	37
ResMed Inc	1,633	241
Sage Therapeutics Inc *	797	23
Sarepta Therapeutics Inc *	909	89
Seattle Genetics Inc *	1,252	144
STERIS PLC	1,200	168

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stryker Corp	3,802	$633
Syneos Health Inc, Cl A *	1,073	42
Tandem Diabetes Care Inc *	400	26
Teladoc Health Inc *	600	93
Teleflex Inc	600	176
Tenet Healthcare Corp *	2,000	29
Thermo Fisher Scientific Inc	4,386	1,244
Ultragenyx Pharmaceutical Inc *	376	17
United Therapeutics Corp *	722	68
UnitedHealth Group Inc	10,412	2,597
Universal Health Services Inc, Cl B	898	89
US Physical Therapy Inc	200	14
Varian Medical Systems Inc *	1,102	113
Veeva Systems Inc, Cl A *	1,421	222
Vertex Pharmaceuticals Inc *	2,824	672
Waters Corp *	801	146
West Pharmaceutical Services Inc	951	145
Wright Medical Group NV *	1,277	37
Zimmer Biomet Holdings Inc	2,403	243
Zoetis Inc, Cl A	5,194	611

		43,106
Information Technology — 1.8%
Accenture PLC, Cl A	2,460	402
Adobe Inc *	1,844	587
Akamai Technologies Inc *	637	58
Alliance Data Systems Corp	320	11
Amdocs Ltd	853	47
ANSYS Inc *	401	93
Aspen Technology Inc *	476	45
Atlassian Corp PLC, Cl A *	400	55
Autodesk Inc, Cl A *	902	141
Automatic Data Processing Inc	1,660	227
Black Knight Inc *	900	52
Blackbaud Inc, Cl A	1,500	83
Booz Allen Hamilton Holding Corp, Cl A	600	41
Broadridge Financial Solutions Inc	700	66
Cadence Design Systems Inc *	1,282	85
Cass Information Systems Inc	1,080	38
CDK Global Inc	965	32
Cerence Inc *	387	6
Citrix Systems Inc	800	113
Cognizant Technology Solutions Corp, Cl A	2,445	114
Conduent Inc *	2,908	7
DocuSign Inc, Cl A *	900	83
DXC Technology Co	1,202	16
EPAM Systems Inc *	250	46
Euronet Worldwide Inc *	327	28
Fair Isaac Corp *	200	61
Fidelity National Information Services Inc, Cl B	2,506	305
Fiserv Inc, Cl A *	1,964	186
FleetCor Technologies Inc *	352	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortinet Inc *	750	$76
Gartner Inc *	400	40
Global Payments Inc	1,197	173
GoDaddy Inc, Cl A *	495	28
Guidewire Software Inc, Cl Z *	400	32
International Business Machines Corp	3,687	409
Intuit Inc	1,003	231
Jack Henry & Associates Inc	451	70
Leidos Holdings Inc	700	64
Mastercard Inc, Cl A	3,453	834
MAXIMUS Inc	1,800	105
Microsoft Corp	29,687	4,682
NortonLifeLock Inc	3,306	62
Nuance Communications Inc *	1,000	17
Okta Inc, Cl A *	400	49
Oracle Corp, Cl B	8,151	394
Palo Alto Networks Inc *	396	65
Paychex Inc	1,275	80
Paycom Software Inc *	200	40
PayPal Holdings Inc *	4,686	449
Proofpoint Inc *	800	82
PTC Inc *	500	31
RingCentral Inc, Cl A *	300	64
Sabre Corp	2,300	14
salesforce.com Inc *	3,229	465
ServiceNow Inc *	713	204
Splunk Inc *	805	102
Square Inc, Cl A *	1,177	62
SS&C Technologies Holdings Inc	1,260	55
Synopsys Inc *	643	83
Teradata Corp *	1,000	20
Trade Desk Inc/The, Cl A *	90	17
Twilio Inc, Cl A *	300	27
Tyler Technologies Inc *	229	68
Verint Systems Inc *	1,500	64
VeriSign Inc *	291	52
Visa Inc, Cl A	6,808	1,097
VMware Inc, Cl A *	420	51
Western Union Co/The	2,400	43
WEX Inc *	200	21
Workday Inc, Cl A *	851	111
Zendesk Inc *	700	45

		13,772
Real Estate — 2.4%
Acadia Realty Trust ‡	2,627	33
Agree Realty Corp ‡	800	50
Alexander & Baldwin Inc ‡	2,438	27
Alexander’s Inc ‡	100	28
Alexandria Real Estate Equities Inc ‡	1,914	262
American Assets Trust Inc ‡	1,635	41
American Campus Communities Inc ‡	2,970	82
American Homes 4 Rent, Cl A ‡	5,994	139

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Tower Corp, Cl A ‡	7,735	$1,684
Americold Realty Trust ‡	4,000	136
Apartment Investment & Management Co, Cl A ‡	2,755	97
Apple Hospitality Inc ‡	4,014	37
AvalonBay Communities Inc ‡	2,453	361
Boston Properties Inc ‡	2,511	232
Brandywine Realty Trust ‡	5,421	57
Brixmor Property Group Inc ‡	6,467	61
Brookfield Property Inc, Cl A ‡	2,800	24
Camden Property Trust ‡	1,903	151
CareTrust Inc ‡	2,300	34
CBRE Group Inc, Cl A *‡	6,478	244
Chatham Lodging Trust ‡	3,100	18
Colony Capital Inc ‡	14,866	26
Columbia Property Trust Inc ‡	6,150	77
CoreCivic Inc ‡	3,867	43
CoreSite Realty Corp ‡	886	103
Corporate Office Properties Trust ‡	2,828	63
Cousins Properties Inc ‡	3,528	103
Crown Castle International Corp ‡	7,196	1,039
CubeSmart ‡	4,581	123
Cushman & Wakefield PLC *‡	4,400	52
CyrusOne Inc ‡	2,136	132
DiamondRock Hospitality Co ‡	6,442	33
Digital Realty Trust Inc, Cl A ‡	3,702	514
Diversified Healthcare Trust ‡	6,344	23
Douglas Emmett Inc ‡	3,269	100
Duke Realty Corp ‡	7,159	232
Easterly Government Properties Inc ‡	3,375	83
EastGroup Properties Inc ‡	976	102
Empire State Realty Trust Inc, Cl A ‡	4,528	41
EPR Properties, Cl A ‡	1,353	33
Equinix Inc ‡	1,468	917
Equity Commonwealth ‡	3,050	97
Equity LifeStyle Properties Inc ‡	2,700	155
Equity Residential ‡	6,368	393
Essex Property Trust Inc ‡	1,151	254
Extra Space Storage Inc ‡	2,281	218
Federal Realty Investment Trust ‡	1,619	121
First Industrial Realty Trust Inc ‡	3,230	107
Four Corners Property Trust Inc ‡	2,200	41
Gaming and Leisure Properties Inc ‡	3,856	107
GEO Group Inc/The ‡	3,947	48
Getty Realty Corp ‡	1,000	24
Gladstone Commercial Corp ‡	3,038	44
Global Net Lease Inc ‡	3,900	52
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	1,700	35
Healthcare Realty Trust Inc ‡	3,304	92
Healthcare Trust of America Inc, Cl A ‡	4,841	118
Healthpeak Properties Inc ‡	9,208	220

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Highwoods Properties Inc ‡	2,551	$90
Host Hotels & Resorts Inc ‡	12,488	138
Howard Hughes Corp/The *‡	809	41
Hudson Pacific Properties Inc ‡	3,282	83
Industrial Logistics Properties Trust ‡	3,500	61
Investors Real Estate Trust ‡	544	30
Invitation Homes Inc ‡	8,983	192
Iron Mountain Inc ‡	6,157	147
JBG SMITH Properties ‡	4,000	127
Jones Lang LaSalle Inc	1,024	103
Kennedy-Wilson Holdings Inc ‡	2,345	31
Kilroy Realty Corp ‡	1,728	110
Kimco Realty Corp ‡	8,727	84
Kite Realty Group Trust ‡	3,000	28
Lamar Advertising Co, Cl A ‡	1,784	92
Lexington Realty Trust, Cl B ‡	4,000	40
Life Storage Inc ‡	800	76
LTC Properties Inc ‡	1,379	43
Macerich Co/The ‡	3,212	18
Mack-Cali Realty Corp ‡	2,924	45
Medical Properties Trust Inc ‡	7,858	136
Mid-America Apartment Communities Inc ‡	1,919	198
Monmouth Real Estate Investment Corp, Cl A ‡	2,173	26
National Health Investors Inc ‡	1,041	52
National Retail Properties Inc ‡	3,400	109
National Storage Affiliates Trust ‡	1,700	50
Newmark Group Inc, Cl A ‡	4,400	19
Office Properties Income Trust ‡	2,033	55
Omega Healthcare Investors Inc ‡	4,074	108
One Liberty Properties Inc ‡	1,900	26
Outfront Media Inc ‡	3,922	53
Paramount Group Inc ‡	6,007	53
Park Hotels & Resorts Inc ‡	5,354	42
Pebblebrook Hotel Trust ‡	2,577	28
Physicians Realty Trust ‡	5,878	82
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	67
PotlatchDeltic Corp ‡	1,763	55
Prologis Inc ‡	14,026	1,127
PS Business Parks Inc ‡	502	68
Public Storage ‡	2,625	521
QTS Realty Trust Inc, Cl A ‡	1,602	93
Rayonier Inc ‡	3,508	83
Realty Income Corp ‡	5,399	269
Redfin Corp *‡	2,531	39
Regency Centers Corp ‡	3,362	129
Retail Opportunity Investments Corp ‡	5,100	42
Retail Properties of America Inc, Cl A ‡	7,590	39
Rexford Industrial Realty Inc ‡	1,128	46
RLJ Lodging Trust ‡	4,599	36
Ryman Hospitality Properties Inc ‡	972	35
Sabra Health Care Inc ‡	4,681	51

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saul Centers Inc ‡	834	$27
SBA Communications Corp, Cl A ‡	1,903	514
Seritage Growth Properties ‡	2,100	19
Service Properties Trust ‡	3,452	19
Simon Property Group Inc ‡	5,933	326
SITE Centers Corp ‡	4,485	23
SL Green Realty Corp ‡	2,070	89
Spirit Realty Capital Inc ‡	2,641	69
STAG Industrial Inc ‡	4,178	94
STORE Capital Corp ‡	4,155	75
Summit Hotel Properties Inc ‡	5,100	22
Sun Communities Inc ‡	1,452	181
Sunstone Hotel Investors Inc ‡	5,306	46
Tanger Factory Outlet Centers Inc ‡	2,478	12
Taubman Centers Inc ‡	1,535	64
Terreno Realty Corp ‡	978	51
UDR Inc ‡	4,957	181
Uniti Group Inc ‡	4,262	26
Urban Edge Properties ‡	2,748	24
Ventas Inc ‡	6,883	184
VEREIT Inc ‡	20,920	102
VICI Properties Inc ‡	7,900	131
Vornado Realty Trust ‡	4,078	148
Washington Real Estate Investment Trust ‡	2,478	59
Weingarten Realty Investors ‡	2,977	43
Welltower Inc ‡	7,221	331
Weyerhaeuser Co ‡	13,737	233
WP Carey Inc ‡	3,279	190
Xenia Hotels & Resorts Inc ‡	1,800	19

		18,381
Utilities — 1.3%
AES Corp/VA	8,342	113
ALLETE Inc	1,250	76
Alliant Energy Corp	2,828	137
Ameren Corp	2,754	201
American Electric Power Co Inc	4,879	390
American States Water Co	500	41
American Water Works Co Inc	1,991	238
Atmos Energy Corp	1,337	133
Avangrid Inc	900	39
Avista Corp	1,600	68
Black Hills Corp, Cl A	1,200	77
California Water Service Group, Cl A	1,200	60
CenterPoint Energy Inc	5,508	85
Chesapeake Utilities Corp	500	43
Clearway Energy Inc, Cl C	3,419	64
CMS Energy Corp	3,204	188
Consolidated Edison Inc	3,656	285
Dominion Energy Inc	8,474	612
DTE Energy Co	1,933	184
Duke Energy Corp	7,943	642
Edison International	3,880	213

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
El Paso Electric Co, Cl A	500	$34
Entergy Corp	2,093	197
Essential Utilities Inc	2,803	114
Evergy Inc	2,701	149
Eversource Energy	3,205	251
Exelon Corp	10,262	378
FirstEnergy Corp	6,522	261
Hawaiian Electric Industries Inc	2,428	105
IDACORP Inc, Cl A	1,100	97
MDU Resources Group Inc	3,645	78
MGE Energy Inc	700	46
National Fuel Gas Co	1,437	54
New Jersey Resources Corp	1,772	60
NextEra Energy Inc	4,908	1,181
NiSource Inc	4,946	123
Northwest Natural Holding Co	600	37
NorthWestern Corp	1,201	72
NRG Energy Inc	3,905	106
OGE Energy Corp	3,290	101
ONE Gas Inc	1,094	91
Ormat Technologies Inc	800	54
Otter Tail Corp	1,600	71
PG&E Corp *	7,761	70
Pinnacle West Capital Corp	1,650	125
PNM Resources Inc	2,052	78
Portland General Electric Co	1,876	90
PPL Corp	6,980	172
Public Service Enterprise Group Inc	5,537	249
Sempra Energy	3,184	360
SJW Group	800	46
South Jersey Industries Inc, Cl A	2,400	60
Southern Co/The	11,024	597
Southwest Gas Holdings Inc	976	68
Spire Inc	1,094	81
UGI Corp	2,447	65
Unitil Corp	500	26
Vistra Energy Corp	5,578	89
WEC Energy Group Inc	3,015	266
Xcel Energy Inc	5,298	319

		10,310
Total Common Stock (Cost $213,282) ($ Thousands)		191,254

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 11.0%

Communication Services — 1.1%
AT&T
4.125%, 02/17/2026	$574	608
3.400%, 05/15/2025	2,045	2,127
CCO Holdings
5.000%, 02/01/2028 (D)	282	283

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	219

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2023 (D)		$603	$601
Diamond Sports Group
5.375%, 08/15/2026 (D)		293	238
Fox
3.050%, 04/07/2025		49	49
Verizon Communications
5.012%, 04/15/2049		106	142
4.862%, 08/21/2046		279	364
3.000%, 03/22/2027		222	234
ViacomCBS
4.750%, 05/15/2025		625	628
3.500%, 01/15/2025		835	778
Vodafone Group
3.750%, 01/16/2024		1,584	1,649
Walt Disney
3.350%, 03/24/2025		523	570
			8,271

Consumer Discretionary — 0.6%
Cox Communications
2.950%, 06/30/2023 (D)		240	242
CSC Holdings
6.750%, 11/15/2021		160	165
Expedia Group Inc
3.800%, 02/15/2028		805	696
General Motors Financial
5.100%, 01/17/2024		858	788
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	353
International Game Technology
6.250%, 02/15/2022 (D)		560	515
McDonald’s MTN
3.300%, 07/01/2025		293	305
Panther BF Aggregator 2
4.375%, 05/15/2026 (D)	EUR	155	141
Starbucks
4.500%, 11/15/2048		$307	346
Time Warner Cable
4.500%, 09/15/2042		330	310
TJX
3.500%, 04/15/2025		155	158
Virgin Media Finance
5.250%, 02/15/2022		200	206
			4,225

Consumer Staples — 0.6%
Albertsons
3.500%, 02/15/2023 (D)		814	802
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		755	887
BAT Capital
3.215%, 09/06/2026		891	847

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BRF
3.950%, 05/22/2023	$254	$232
BRF GmbH
4.350%, 09/29/2026	300	256
Coca-Cola
2.950%, 03/25/2025	620	664
Coca-Cola Femsa
2.750%, 01/22/2030	326	318
Tyson Foods
3.950%, 08/15/2024	715	724
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)(F)	660	20
		4,750

Energy — 1.2%
Baker Hughes a GE
4.080%, 12/15/2047	177	145
3.337%, 12/15/2027	501	478
Cenovus Energy
4.250%, 04/15/2027	52	25
Energy Transfer Operating
5.200%, 02/01/2022	465	438
4.500%, 04/15/2024	260	232
3.750%, 05/15/2030	905	697
Energy Transfer Partners
4.500%, 11/01/2023	114	102
Eni
4.250%, 05/09/2029 (D)	900	871
Enterprise Products Operating
5.200%, 09/01/2020	340	337
3.700%, 01/31/2051	686	605
Exxon Mobil
2.992%, 03/19/2025	601	636
Hess
4.300%, 04/01/2027	966	700
Husky Energy
4.400%, 04/15/2029	1,047	742
Marathon Petroleum
5.125%, 03/01/2021	196	190
Occidental Petroleum
3.500%, 08/15/2029	755	357
Pertamina Persero MTN
6.450%, 05/30/2044	450	490
Petroleos Mexicanos
6.840%, 01/23/2030 (D)	181	131
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	247
Sabine Pass Liquefaction
5.000%, 03/15/2027	720	612
Sunoco
5.875%, 03/15/2028	257	213
4.875%, 01/15/2023	563	538

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean Poseidon
6.875%, 02/01/2027 (D)	$294	$238
Williams
3.900%, 01/15/2025	217	200
		9,224

Financials — 4.3%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	269	269
AIB Group MTN
4.750%, 10/12/2023 (D)	300	300
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (D)	605	615
American Express
4.026%, VAR ICE LIBOR USD 3 Month+3.285% (G)	359	303
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (D)	400	401
Banco Santander
5.179%, 11/19/2025	800	847
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (G)	362	382
6.300%, VAR ICE LIBOR USD 3 Month+4.553% (G)	233	245
Bank of America MTN
3.950%, 04/21/2025	1,205	1,267
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,219
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (D)	470	468
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%(D)(G)	131	156
3.684%, 01/10/2023	695	697
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
4.375%, 05/12/2026 (D)	650	665
Charles Schwab
4.200%, 03/24/2025	570	601
CIT Group
5.250%, 03/07/2025	476	464
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068% (G)	311	301
5.950%, VAR ICE LIBOR USD 3 Month+4.095% (G)	320	282
3.875%, 03/26/2025	905	917
Commonwealth Bank of Australia
4.500%, 12/09/2025 (D)	400	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
4.375%, 08/04/2025	$657	$673
Credit Agricole MTN
2.750%, 06/10/2020 (D)	400	401
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (G)	645	595
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(D) (G)	365	320
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	581
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (D)	900	836
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	484
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874% (G)	236	201
3.500%, 04/01/2025	435	445
2.350%, 11/15/2021	847	846
Goldman Sachs Group MTN
3.213%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	873
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	726
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	145	165
HSBC Bank USA
4.875%, 08/24/2020	450	453
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	261	260
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	552	561
ING Groep
3.550%, 04/09/2024	500	503
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	335	328
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(G)	623	585
JPMorgan Chase MTN
2.295%, 08/15/2021	551	550
Lincoln National
4.200%, 03/15/2022	355	361
Lloyds Banking Group
4.582%, 12/10/2025	741	749
MetLife
5.700%, 06/15/2035	80	91

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	221

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	$275	$289
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810% (G)	160	139
Morgan Stanley MTN
5.000%, 11/24/2025	275	301
4.350%, 09/08/2026	854	905
Nationwide Building Society
4.000%, 09/14/2026 (D)	747	721
Nationwide Financial Services
5.375%, 03/25/2021 (D)	470	475
Navient
6.625%, 07/26/2021	770	789
Navient MTN
7.250%, 01/25/2022	52	50
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598% (G)	425	414
3.770%, VAR ICE LIBOR USD 3 Month+2.320% (G)	600	496
Santander Holdings USA
4.400%, 07/13/2027	771	746
3.244%, 10/05/2026	525	465
Santander UK
5.000%, 11/07/2023 (D)	232	234
SBA Tower Trust
3.156%, 10/08/2020 (D)	950	949
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%(D)(G)	200	197
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301% (G)	412	402
3.280%, VAR ICE LIBOR USD 3 Month+1.510%(D)(G)	400	279
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (D)	63	65
Synchrony Financial
4.500%, 07/23/2025	945	924
Truist Financial MTN
2.625%, 06/29/2020	400	399
UBS Group
4.125%, 09/24/2025 (D)	689	716
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914% (G)	474	455
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	234
		33,238

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 0.8%
AbbVie
4.875%, 11/14/2048		$237	$275
Centene
4.625%, 12/15/2029 (D)		167	168
4.250%, 12/15/2027 (D)		146	143
Cigna
4.375%, 10/15/2028		382	410
4.125%, 11/15/2025		286	306
3.750%, 07/15/2023		242	249
CVS Health
3.625%, 04/01/2027		144	147
Gilead Sciences
2.550%, 09/01/2020		1,137	1,140
Humana
4.500%, 04/01/2025		822	857
Mylan
3.950%, 06/15/2026		437	431
Takeda Pharmaceutical
4.400%, 11/26/2023		820	863
Thermo Fisher Scientific
4.133%, 03/25/2025		353	378
Zimmer Biomet Holdings
3.050%, 01/15/2026		143	140
2.700%, 04/01/2020		480	480
			5,987

Industrials — 0.5%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)		670	639
Alfa
5.250%, 03/25/2024 (D)		660	619
Embraer Netherlands Finance BV
5.400%, 02/01/2027		669	589
General Electric
0.875%, 05/17/2025	EUR	825	821
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$245	261
4.350%, 04/05/2036 (D)		225	212
Odebrecht Finance
7.125%, 06/26/2042 (D)(F)		444	18
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)		409	378
TransDigm
6.250%, 03/15/2026 (D)		405	403
			3,940

Information Technology — 0.7%
Broadcom
4.250%, 04/15/2026 (D)		378	372
3.875%, 01/15/2027		486	464
3.625%, 01/15/2024		182	179

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 10/15/2024 (D)	$360	$354
CommScope Finance
6.000%, 03/01/2026 (D)	294	294
5.500%, 03/01/2024 (D)	228	231
Global Payments
4.000%, 06/01/2023	392	406
Intel
3.400%, 03/25/2025	827	902
Lam Research
2.800%, 06/15/2021	640	646
Mastercard
3.300%, 03/26/2027	330	359
Oracle
2.500%, 04/01/2025	834	842
Seagate HDD Cayman
4.750%, 01/01/2025	209	208
		5,257

Materials — 0.7%
Alpek
4.250%, 09/18/2029 (D)	203	166
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (D)	1,130	880
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (D)	380	326
DuPont de Nemours
4.493%, 11/15/2025	690	743
4.205%, 11/15/2023	690	726
Eastman Chemical Co
3.800%, 03/15/2025	318	322
GUSAP III
4.250%, 01/21/2030 (D)	675	595
Inversiones CMPC
4.375%, 05/15/2023	389	373
4.375%, 04/04/2027	1,080	1,007
Nacional del Cobre de Chile
3.150%, 01/14/2030 (D)	455	421
		5,559

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	14
Welltower
4.000%, 06/01/2025	550	534
		548
Utilities — 0.4%
AES
4.000%, 03/15/2021	463	454

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
4.250%, 10/15/2050 (D)	191	216
Colbun
3.150%, 03/06/2030 (D)	$200	$174
Consolidated Edison of New York
3.950%, 04/01/2050	173	182
Enel Chile
4.875%, 06/12/2028	650	631
Florida Power & Light
2.850%, 04/01/2025	154	161
Israel Electric
5.000%, 11/12/2024 (D)	792	825
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	230	249
Terraform Global Operating
6.125%, 03/01/2026 (D)	188	183
		3,075
Total Corporate Obligations (Cost $87,795) ($ Thousands)		84,074

MORTGAGE-BACKED SECURITIES — 7.9%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.445%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	2,174	440
FHLMC CMO, Ser 2017-4727, Cl SA, IO
5.495%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	1,841	253
FNMA CMO, Ser 2011-131, Cl ST, IO
5.593%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	1,114	226
FNMA CMO, Ser 2014-17, Cl SA, IO
5.103%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,643	555
FNMA CMO, Ser 2014-78, Cl SE, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,961	369
FNMA CMO, Ser 2014-92, Cl SX, IO
5.153%, VAR ICE LIBOR USD 1 Month+6.100%,01/25/2045	2,267	470
FNMA CMO, Ser 2016-77, Cl DS, IO
5.053%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,991	364
FNMA CMO, Ser 2017-62, Cl AS, IO
5.203%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	2,209	365
FNMA CMO, Ser 2017-81, Cl SA, IO
5.253%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	2,230	448

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	223

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-97, Cl LS, IO
5.253%, VAR ICE LIBOR USD 1 Month+6.200%,12/25/2047	$2,345	$534
GNMA CMO, Ser 2017-122, Cl SA, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	1,530	297
GNMA CMO, Ser 2017-134, Cl SE, IO
5.427%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2047	1,707	243

		4,564
Non-Agency Mortgage-Backed Obligations — 7.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	76	64
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%,12/25/2035	4	3
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	342	231
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	252	181
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	173	140
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.705%, VAR ICE LIBOR USD 1 Month+1.000%,05/15/2035 (D)	1,000	770
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%,03/10/2037 (C)(D)	365	311
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.705%, VAR ICE LIBOR USD 1 Month+1.000%,11/15/2033 (D)	1,610	1,545
Bellemeade Re, Ser 2018-2A, Cl M1B
2.297%, VAR ICE LIBOR USD 1 Month+1.350%,08/25/2028 (D)	243	241
Bellemeade Re, Ser 2018-3A, Cl M1B
2.797%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2028 (D)	529	526
Bellemeade Re, Ser 2019-1A, Cl M1B
2.697%, VAR ICE LIBOR USD 1 Month+1.750%,03/25/2029 (D)	675	595
Bellemeade Re, Ser 2019-2A, Cl M1C
2.947%, VAR ICE LIBOR USD 1 Month+2.000%,04/25/2029 (D)	481	428
Bellemeade Re, Ser 2019-3A, Cl M1B
2.547%, VAR ICE LIBOR USD 1 Month+1.600%,07/25/2029 (D)	466	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-3A, Cl M1C
2.897%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (D)	$340	$252
Bellemeade Re, Ser 2019-4A, Cl M1B
2.947%, VAR ICE LIBOR USD 1 Month+2.000%,10/25/2029 (D)	675	644
BFLD, Ser 2019-DPLO, Cl D
2.545%, VAR ICE LIBOR USD 1 Month+1.840%,10/15/2034 (D)	332	249
BHMS, Ser 2018-ATLS, Cl A
1.955%, VAR ICE LIBOR USD 1 Month+1.250%,07/15/2035 (D)	774	648
BX Trust, Ser 2018-EXCL, Cl A
1.792%, VAR ICE LIBOR USD 1 Month+1.088%,09/15/2037 (D)	867	757
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050 (C)	1,115	1,165
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	670	685
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (D)	915	906
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	123	86
Chase Mortgage Reference Notes, Ser 2019- CL1, Cl M3
3.047%, VAR ICE LIBOR USD 1 Month+2.100%,04/25/2047 (D)	208	180
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%,05/25/2036	184	130
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%,09/25/2036	86	57
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.419%,04/10/2046 (C)(D)	343	299
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	980	994
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	435	466
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	540	574
CLNY Trust, Ser 2019-IKPR, Cl D
2.730%, VAR ICE LIBOR USD 1 Month+2.025%,11/15/2038 (D)	680	493

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.895%,07/10/2046 (C)(D)	$740	$726
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	870	919
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	545	582
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	250	256
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (D)	163	160
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
3.347%, VAR ICE LIBOR USD 1 Month+2.400%,04/25/2031 (D)	439	376
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
3.247%, VAR ICE LIBOR USD 1 Month+2.300%,08/25/2031 (D)	292	242
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
3.097%, VAR ICE LIBOR USD 1 Month+2.150%,09/25/2031 (D)	159	130
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
3.047%, VAR ICE LIBOR USD 1 Month+2.100%,06/25/2039 (D)	508	413
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.947%, VAR ICE LIBOR USD 1 Month+2.000%,07/25/2039 (D)	343	290
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
3.047%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2039 (D)	529	409
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.047%, VAR ICE LIBOR USD 1 Month+2.100%,10/25/2039 (D)	900	725
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%,06/15/2057	436	451
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%,11/15/2048	1,090	1,148
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.780%, VAR ICE LIBOR USD 1 Month+1.030%,12/19/2030 (D)	761	622
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.137%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2036	438	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Eagle RE, Ser 2018-1, Cl M1
2.647%, VAR ICE LIBOR USD 1 Month+1.700%,11/25/2028 (D)	$127	$126
Eagle RE, Ser 2020-1, Cl M1A
1.847%, VAR ICE LIBOR USD 1 Month+0.900%,01/25/2030 (D)	790	753
FHLMC STACR Remic Trust, Ser 2019-HQA4, Cl M1
1.717%, VAR ICE LIBOR USD 1 Month+0.770%,11/25/2049 (D)	435	421
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
2.647%, VAR ICE LIBOR USD 1 Month+1.700%,01/25/2050 (D)	670	432
FHLMC STACR Remic Trust, Ser 2020-HQA2, Cl M1
1.911%, VAR ICE LIBOR USD 1 Month+1.100%,03/25/2050 (D)	675	652
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.997%, VAR ICE LIBOR USD 1 Month+2.050%,07/25/2049 (D)	77	63
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.897%, VAR ICE LIBOR USD 1 Month+1.950%,10/25/2049 (D)	670	503
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
3.097%, VAR ICE LIBOR USD 1 Month+2.150%,11/25/2048 (D)	363	270
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.797%, VAR ICE LIBOR USD 1 Month+1.850%,09/25/2049 (D)	450	365
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1
8.097%,07/25/2023	481	457
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.197%, VAR ICE LIBOR USD 1 Month+3.250%,07/25/2029	635	559
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
3.447%, VAR ICE LIBOR USD 1 Month+2.500%,03/25/2030	450	387
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
3.597%, VAR ICE LIBOR USD 1 Month+2.650%,12/25/2029	250	216
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	173	118
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.247%, VAR ICE LIBOR USD 1 Month+4.300%,02/25/2025	422	398

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	225

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.947%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	$248	$234
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.947%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	478	444
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.947%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	519	500
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.947%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	567	546
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.497%, VAR ICE LIBOR USD 1 Month+5.550%,04/25/2028	496	459
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.647%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	189	187
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
5.397%, VAR ICE LIBOR USD 1 Month+4.450%,01/25/2029	735	702
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
5.197%, VAR ICE LIBOR USD 1 Month+4.250%,04/25/2029	244	234
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
3.797%, VAR ICE LIBOR USD 1 Month+2.850%,11/25/2029	695	607
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.389%,08/10/2044 (C)(D)	80	76
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.989%,01/10/2047 (C)(D)	679	587
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%,03/10/2051 (C)	1,350	1,448
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.905%, VAR ICE LIBOR USD 1 Month+1.200%,06/15/2038 (D)	331	267
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.855%, VAR ICE LIBOR USD 1 Month+1.150%,08/15/2032 (D)	450	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Home RE, Ser 2018-1, Cl M1
2.547%, VAR ICE LIBOR USD 1 Month+1.600%,10/25/2028 (D)	$212	$211
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.197%, VAR ICE LIBOR USD 1 Month+0.250%,03/25/2035	119	95
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	925	977
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.835%,09/15/2047 (C)	18,165	546
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	540	576
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	1,092	1,165
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.068%,09/15/2050 (C)	6,700	364
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	950
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
2.555%, VAR ICE LIBOR USD 1 Month+1.850%,01/16/2037 (D)	108	99
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (C)	219	128
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%,03/10/2049 (D)	971	975
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	920	958
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl D
5.375%,09/15/2047 (C)(D)	100	86
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.655%, VAR ICE LIBOR USD 1 Month+1.950%,11/15/2026 (D)	204	194
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%,12/15/2049	835	870
Mortgage Insurance-Linked Notes, Ser 2020- 1, Cl M1A
1.897%, VAR ICE LIBOR USD 1 Month+0.950%,02/25/2030 (D)	289	277

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage Insurance-Linked Notes, Ser 2019- 1, Cl M1
2.847%, VAR ICE LIBOR USD 1 Month+1.900%,11/26/2029 (D)	$553	$525
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
1.488%, VAR ICE LIBOR USD 1 Month+0.784%,07/15/2033 (D)	910	869
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
2.205%, VAR ICE LIBOR USD 1 Month+1.500%,07/15/2036 (D)	313	293
Oaktown Re III, Ser 2019-1A, Cl M1B
2.897%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (D)	338	303
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
3.613%, VAR ICE LIBOR USD 1 Month+2.000%,03/27/2024 (D)	272	261
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
4.363%, VAR ICE LIBOR USD 1 Month+2.750%,05/27/2023 (D)	483	451
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
3.659%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (D)	195	187
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
3.995%, VAR ICE LIBOR USD 1 Month+2.350%,02/27/2023 (D)	651	614
Radnor RE, Ser 2019-1, Cl M1B
2.897%, VAR ICE LIBOR USD 1 Month+1.950%,02/25/2029 (D)	621	619
Radnor RE, Ser 2019-2, Cl M1B
2.697%, VAR ICE LIBOR USD 1 Month+1.750%,06/25/2029 (D)	486	454
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
2.175%, VAR ICE LIBOR USD 1 Month+1.470%,11/15/2027 (D)	1,607	1,500
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%,05/15/2051	1,155	1,273
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%,02/15/2051	900	939
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%,03/15/2051 (C)	1,410	1,569
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	596	594

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.467%,09/15/2048 (C)	$794	$675
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%,09/15/2048	485	507
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.948%,07/15/2048 (C)	3,822	338
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.314%,11/15/2049 (C)	925	759
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.877%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (D)	451	456
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.127%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (D)	134	132

		55,841

Total Mortgage-Backed Securities (Cost $64,042) ($ Thousands)		60,405

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
FFCB
2.050%, 11/25/2025 ^	2,800	2,818
1.112%, VAR ICE LIBOR USD 1 Month+0.130%, 11/05/2021 ^	3,000	2,999
1.000%, 06/30/2022 ^	500	500
0.700%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022 ^	1,200	1,198
0.550%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022 ^	1,500	1,496
0.450%, VAR Fed Res Daily Prime-2.800%, 11/23/2021 ^	3,000	3,005
0.450%, VAR Fed Res Daily Prime-2.800%, 03/14/2022 ^	2,800	2,806
0.440%, VAR Fed Res Daily Prime-2.810%, 05/20/2022 ^	2,800	2,806
0.320%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022 ^	2,500	2,503
0.210%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022 ^	4,700	4,686
FHLB
2.400%, 01/21/2028 ^	1,700	1,705
2.000%, 08/21/2024 ^	1,500	1,506

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB DN
0.450%, 06/05/2020 ^(A)		$1,500	$1,500
0.442%, 03/19/2021 ^(A)		3,000	2,995
FHLMC
1.150%, 03/30/2022 ^		2,000	2,000
FHLMC MTN
1.800%, 01/13/2023 ^		1,000	1,001
0.330%, VAR United States Secured Overnight Financing Rate+0.320%, 09/23/2021 ^		2,500	2,499
0.160%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022 ^		2,000	1,990
0.150%, VAR United States Secured Overnight Financing Rate+0.140%, 12/10/2021 ^		2,000	1,992
0.140%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022 ^		8,100	8,048
FNMA
1.950%, 10/28/2022 ^		1,300	1,301
0.120%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022 ^		1,000	995
0.110%, VAR United States Secured Overnight Financing Rate+0.100%, 12/03/2021 ^		2,000	1,991

Total U.S. Government Agency Obligations (Cost $54,387) ($ Thousands)			54,340

SOVEREIGN DEBT — 2.2%

Brazil Letras do Tesouro Nacional
4.176%, 04/01/2020 (A)	BRL	38,500	7,423
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		$291	279
Israel Government International Bond
3.875%, 07/03/2050		503	503
Japan Treasury Discount Bill
0.000%, 05/11/2020 (A)	JPY	332,650	3,082
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		480,943	4,451
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	4,695	1,110

Total Sovereign Debt (Cost $18,714) ($ Thousands)			16,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 2.2%

Automotive — 1.2%

Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)	$646	$631
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (D)	930	895
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (D)	1,080	1,066
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (D)	431	437
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (D)	920	907
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (D)	635	636
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	545	565
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	450	449
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (D)	25	25
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (D)	925	920
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	1,160	1,141
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (D)	470	443
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (D)	535	519
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (D)	900	861

		9,495

Credit Cards — 0.4%

World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,401
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	718
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	766

		2,885

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 0.6%

Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (D)	$47	$46
Dryden 78 CLO, Ser 2020-78A, Cl C
3.217%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (D)	620	554
Dryden 78 CLO, Ser 2020-78A, Cl D
4.267%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (D)	320	224
Elevation CLO, Ser 2020-11A, Cl C
3.523%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (D)	550	486
Kayne CLO 7, Ser 2020-7A, Cl C
3.407%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (D)	280	248
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (D)	131	131
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (D)	160	156
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (D)	214	207
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (D)	259	249
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (D)	35	34
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (D)	50	49
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (D)	86	86
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (D)	466	441
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (D)	584	570
SoFi Consumer Loan Program, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (D)	695	674
Voya CLO, Ser 2019-1A, Cl DR
4.069%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (D)	250	202
		4,357
Total Asset-Backed Securities (Cost $17,275) ($ Thousands)		16,737

Description	Number of Rights	Market Value ($ Thousands)

RIGHT — 0.0%
Celgene Corp* ‡‡	8,207	$31

Total Right (Cost $18) ($ Thousands)		31

Total Investments in Securities — 127.0% (Cost $1,002,615) ($ Thousands)		$971,423

	Shares

COMMON STOCK SOLD SHORT— (10.8)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,700)	(60)
Cardlytics Inc *	(600)	(21)
Charter Communications Inc, Cl A *	(2,060)	(899)
Comcast Corp, Cl A	(54,500)	(1,874)
Discovery Inc, Cl A *	(2,200)	(43)
Discovery Inc, Cl C *	(2,900)	(51)
DISH Network Corp, Cl A *	(3,100)	(62)
Fox Corp	(6,667)	(156)
Interpublic Group of Cos Inc/The	(4,700)	(76)
John Wiley & Sons Inc, Cl A	(1,000)	(38)
Liberty Broadband Corp, Cl A *	(1,000)	(107)
Liberty Broadband Corp, Cl C *	(1,300)	(144)
Liberty Latin America Ltd, Cl C *	(2,600)	(27)
Liberty Media Corp-Liberty SiriusXM *	(3,200)	(101)
New York Times Co/The, Cl A	(2,000)	(61)
News Corp, Cl A	(4,700)	(42)
News Corp, Cl B	(4,000)	(36)
Nexstar Media Group Inc, Cl A	(600)	(35)
Omnicom Group Inc	(3,100)	(170)
Sinclair Broadcast Group Inc, Cl A	(900)	(14)
Sirius XM Holdings Inc	(17,300)	(85)
TechTarget Inc *	(2,600)	(54)
TEGNA Inc	(2,600)	(28)
ViacomCBS Inc, Cl B	(8,000)	(112)

		(4,296)

Consumer Discretionary — (6.8)%
Aaron’s Inc	(1,000)	(23)
Acushnet Holdings Corp	(2,200)	(57)
Adient PLC *	(7,718)	(70)
Adtalem Global Education Inc *	(1,347)	(36)
Advance Auto Parts Inc	(729)	(68)
Amazon.com Inc, Cl A *	(3,000)	(5,849)
American Axle & Manufacturing Holdings Inc *	(11,257)	(41)
American Outdoor Brands Corp *	(3,600)	(30)
Aptiv PLC	(20,170)	(993)
Aramark	(6,948)	(139)
AutoZone Inc *	(194)	(164)
Best Buy Co Inc	(2,753)	(157)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
BJ’s Restaurants Inc	(800)	$(11)
Bloomin’ Brands Inc	(1,080)	(8)
Booking Holdings Inc *	(459)	(618)
BorgWarner Inc	(16,064)	(391)
Boyd Gaming Corp	(2,081)	(30)
Bright Horizons Family Solutions Inc *	(1,779)	(181)
Brinker International Inc	(777)	(9)
Brunswick Corp/DE	(3,939)	(139)
Burlington Stores Inc *	(684)	(108)
Caesars Entertainment Corp *	(16,040)	(108)
Callaway Golf Co	(2,933)	(30)
Capri Holdings Ltd *	(5,308)	(57)
CarMax Inc *	(1,666)	(90)
Carnival Corp	(9,771)	(129)
Carter’s Inc	(1,763)	(116)
Carvana Co, Cl A *	(800)	(44)
Cavco Industries Inc *	(400)	(58)
Century Communities Inc *	(1,900)	(28)
Cheesecake Factory Inc/The	(1,734)	(30)
Chegg Inc *	(3,500)	(125)
Chipotle Mexican Grill Inc, Cl A *	(698)	(457)
Choice Hotels International Inc	(1,298)	(80)
Churchill Downs Inc	(1,300)	(134)
Columbia Sportswear Co	(1,152)	(80)
Cooper Tire & Rubber Co	(4,508)	(73)
Cooper-Standard Holdings Inc *	(1,651)	(17)
Cracker Barrel Old Country Store Inc	(706)	(59)
Crocs Inc *	(3,600)	(61)
Dana Inc	(10,723)	(84)
Darden Restaurants Inc	(3,474)	(189)
Dave & Buster’s Entertainment Inc	(1,437)	(19)
Deckers Outdoor Corp *	(1,402)	(188)
Dine Brands Global Inc	(800)	(23)
Dollar General Corp	(2,834)	(428)
Dollar Tree Inc *	(2,364)	(174)
Domino’s Pizza Inc	(1,073)	(348)
Dorman Products Inc *	(2,652)	(147)
DR Horton Inc	(17,404)	(592)
Dunkin’ Brands Group Inc	(2,218)	(118)
eBay Inc	(8,791)	(264)
Eldorado Resorts Inc *	(1,993)	(29)
Etsy Inc *	(1,200)	(46)
Everi Holdings Inc *	(4,400)	(15)
Expedia Group Inc	(1,884)	(106)
Five Below Inc *	(500)	(35)
Floor & Decor Holdings Inc, Cl A *	(900)	(29)
Foot Locker Inc, Cl A	(1,280)	(28)
Ford Motor Co	(289,971)	(1,401)
Fox Factory Holding Corp *	(2,722)	(114)
frontdoor Inc *	(1,800)	(63)
Gap Inc/The	(3,504)	(25)
Garmin Ltd	(7,622)	(571)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
General Motors Co	(92,508)	$(1,922)
Gentex Corp	(22,061)	(489)
Gentherm Inc *	(2,900)	(91)
Genuine Parts Co	(1,535)	(103)
G-III Apparel Group *	(2,073)	(16)
Goodyear Tire & Rubber Co/The	(17,571)	(102)
GoPro Inc, Cl A *	(8,139)	(21)
Graham Holdings Co, Cl B	(88)	(30)
Grand Canyon Education Inc *	(1,155)	(88)
Grubhub Inc *	(932)	(38)
H&R Block Inc	(5,300)	(75)
Hanesbrands Inc	(14,234)	(112)
Harley-Davidson Inc, Cl A	(12,318)	(233)
Hasbro Inc	(5,796)	(415)
Helen of Troy Ltd *	(1,200)	(173)
Hilton Grand Vacations Inc *	(3,600)	(57)
Hilton Worldwide Holdings Inc	(8,165)	(557)
Home Depot Inc/The	(11,959)	(2,233)
Installed Building Products Inc *	(1,378)	(55)
International Game Technology PLC	(4,300)	(26)
iRobot *	(1,447)	(59)
Jack in the Box Inc	(613)	(21)
K12 Inc *	(1,600)	(30)
KB Home	(4,577)	(83)
Kohl’s Corp	(1,739)	(25)
Kontoor Brands Inc	(1,996)	(38)
L Brands Inc	(2,881)	(33)
Las Vegas Sands Corp	(9,682)	(411)
Laureate Education Inc, Cl A *	(3,600)	(38)
La-Z-Boy Inc, Cl Z	(1,827)	(38)
LCI Industries	(2,212)	(148)
Lear Corp	(4,758)	(387)
Leggett & Platt Inc	(6,008)	(160)
Lennar Corp, Cl A	(13,520)	(516)
Lennar Corp, Cl B	(600)	(17)
LGI Homes Inc *	(772)	(35)
Lithia Motors Inc, Cl A	(400)	(33)
LKQ Corp *	(4,705)	(96)
Lowe’s Cos Inc	(7,935)	(683)
Lululemon Athletica Inc *	(5,625)	(1,066)
M/I Homes Inc *	(800)	(13)
Macy’s Inc	(3,778)	(18)
Malibu Boats Inc, Cl A *	(1,000)	(29)
Marriott International Inc/MD, Cl A	(7,241)	(542)
Marriott Vacations Worldwide	(1,170)	(65)
Mattel Inc *	(12,569)	(111)
McDonald’s Corp	(22,165)	(3,665)
MDC Holdings Inc	(1,894)	(44)
Meritage Homes Corp *	(1,403)	(51)
MGM Resorts International	(14,728)	(174)
Modine Manufacturing Co *	(6,100)	(20)
Mohawk Industries Inc *	(2,466)	(188)

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Monro Inc	(600)	$(26)
Motorcar Parts of America Inc *	(2,700)	(34)
Movado Group Inc	(1,300)	(15)
National Vision Holdings *	(1,300)	(25)
Newell Brands Inc, Cl B	(15,908)	(211)
NIKE Inc, Cl B	(55,426)	(4,586)
Nordstrom Inc	(1,200)	(18)
Norwegian Cruise Line Holdings Ltd *	(6,038)	(66)
NVR Inc *	(151)	(388)
Ollie’s Bargain Outlet Holdings Inc *	(700)	(32)
O’Reilly Automotive Inc *	(799)	(241)
Oxford Industries Inc, Cl A	(976)	(35)
Papa John’s International Inc, Cl A	(1,000)	(53)
Penn National Gaming Inc *	(2,994)	(38)
Perdoceo Education Corp *	(3,000)	(32)
Planet Fitness Inc, Cl A *	(2,437)	(119)
Polaris Inc	(2,513)	(121)
Pool Corp	(250)	(49)
PulteGroup Inc	(11,530)	(257)
PVH Corp	(3,001)	(113)
Qurate Retail Inc *	(6,700)	(41)
Ralph Lauren Corp, Cl A	(1,863)	(125)
Red Rock Resorts Inc, Cl A	(1,813)	(16)
RH *	(200)	(20)
Ross Stores Inc	(3,897)	(339)
Royal Caribbean Cruises Ltd	(4,472)	(144)
Rubicon Project Inc/The *	(4,000)	(22)
Scientific Games Corp, Cl A *	(1,378)	(13)
SeaWorld Entertainment Inc *	(1,700)	(19)
Service Corp International/US	(5,517)	(216)
ServiceMaster Global Holdings Inc *	(3,955)	(107)
Shake Shack Inc, Cl A *	(800)	(30)
Six Flags Entertainment Corp	(2,252)	(28)
Skechers U.S.A. Inc, Cl A *	(5,508)	(131)
Skyline Champion Corp *	(2,000)	(31)
Sonos Inc *	(3,900)	(33)
Stamps.com Inc *	(300)	(39)
Standard Motor Products Inc	(2,495)	(104)
Starbucks Corp	(32,688)	(2,149)
Steven Madden Ltd	(3,865)	(90)
Stitch Fix Inc, Cl A *	(1,900)	(24)
Stoneridge Inc *	(1,578)	(26)
Strategic Education Inc	(560)	(78)
Sturm Ruger & Co Inc	(800)	(41)
Tapestry Inc	(11,394)	(148)
Target Corp, Cl A	(5,273)	(490)
Taylor Morrison Home Corp, Cl A *	(6,633)	(73)
Tempur Sealy International Inc *	(2,311)	(101)
Tenneco Inc, Cl A	(4,455)	(16)
Tesla Inc *	(8,496)	(4,452)
Texas Roadhouse Inc, Cl A	(1,628)	(67)
Thor Industries Inc	(4,525)	(191)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tiffany & Co	(1,191)	$(154)
TJX Cos Inc/The	(13,042)	(624)
Toll Brothers Inc	(6,149)	(118)
TopBuild Corp *	(1,470)	(105)
Tractor Supply Co	(1,429)	(121)
TRI Pointe Group Inc *	(7,259)	(64)
Ulta Beauty Inc *	(629)	(111)
Under Armour Inc, Cl A *	(8,946)	(82)
Under Armour Inc, Cl C *	(9,106)	(73)
Vail Resorts Inc	(1,147)	(169)
VF Corp	(14,274)	(772)
Vista Outdoor Inc *	(3,600)	(32)
Visteon Corp *	(2,522)	(121)
Wayfair Inc, Cl A *	(576)	(31)
Wendy’s Co/The	(4,328)	(64)
Whirlpool Corp	(2,702)	(232)
Williams-Sonoma Inc	(829)	(35)
Wingstop Inc, Cl A	(1,100)	(88)
Winnebago Industries	(3,203)	(89)
Wolverine World Wide Inc	(3,374)	(51)
WW International Inc *	(1,300)	(22)
Wyndham Destinations Inc	(3,276)	(71)
Wyndham Hotels & Resorts Inc	(3,296)	(104)
Wynn Resorts Ltd	(2,887)	(174)
YETI Holdings Inc *	(2,200)	(43)
Yum China Holdings Inc	(9,682)	(413)
Yum! Brands Inc	(8,987)	(616)

		(52,049)
Information Technology — (2.1)%
Advanced Micro Devices Inc *	(6,122)	(278)
Amphenol Corp, Cl A	(2,395)	(174)
Analog Devices Inc	(2,410)	(216)
Anixter International Inc *	(600)	(53)
Apple Inc	(20,727)	(5,271)
Applied Materials Inc	(5,764)	(264)
Arista Networks Inc *	(544)	(110)
Arrow Electronics Inc, Cl A *	(1,402)	(73)
Avid Technology Inc *	(6,100)	(41)
Avnet Inc	(1,127)	(28)
Broadcom Inc	(2,435)	(577)
Cabot Microelectronics Corp	(300)	(34)
CDW Corp/DE	(1,705)	(159)
Ciena Corp *	(900)	(36)
Cirrus Logic Inc *	(700)	(46)
Cisco Systems Inc	(29,248)	(1,150)
Cognex Corp	(1,768)	(75)
Coherent Inc *	(100)	(11)
CommScope Holding Co Inc *	(2,081)	(19)
Corning Inc, Cl B	(5,902)	(121)
Cypress Semiconductor Corp	(2,300)	(54)
Dell Technologies Inc, Cl C *	(1,846)	(73)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Enphase Energy Inc *	(1,000)	$(32)
Entegris Inc	(500)	(22)
ePlus Inc *	(700)	(44)
F5 Networks Inc, Cl A *	(597)	(64)
First Solar Inc *	(889)	(32)
FLIR Systems Inc	(881)	(28)
Hewlett Packard Enterprise Co	(12,135)	(118)
HP Inc	(13,487)	(234)
II-VI Inc *	—	—
Infinera Corp *	(6,700)	(35)
Inphi Corp *	(600)	(47)
Intel Corp	(28,658)	(1,551)
Jabil Inc	(1,422)	(35)
Juniper Networks Inc	(4,191)	(80)
Keysight Technologies Inc *	(1,553)	(130)
KLA Corp	(1,202)	(173)
Lam Research Corp	(966)	(232)
Littelfuse Inc	(200)	(27)
Lumentum Holdings Inc *	(600)	(44)
Marvell Technology Group Ltd	(3,799)	(86)
Maxim Integrated Products Inc	(2,156)	(105)
Microchip Technology Inc	(1,843)	(125)
Micron Technology Inc *	(7,263)	(305)
MKS Instruments Inc	(476)	(39)
Monolithic Power Systems Inc	(422)	(71)
Motorola Solutions Inc	(1,331)	(177)
National Instruments Corp	(900)	(30)
NCR Corp *	(877)	(15)
NetApp Inc	(2,561)	(107)
NETGEAR Inc *	(1,014)	(23)
Novanta Inc *	(600)	(48)
NVIDIA Corp	(3,545)	(934)
ON Semiconductor Corp *	(2,223)	(28)
PAR Technology *	(2,000)	(26)
Pure Storage Inc, Cl A *	(1,800)	(22)
Qorvo Inc *	(806)	(65)
QUALCOMM Inc	(7,150)	(484)
ScanSource Inc *	(1,700)	(36)
Silicon Laboratories Inc *	(400)	(34)
Skyworks Solutions Inc	(1,152)	(103)
Stratasys *	(2,900)	(46)
SYNNEX Corp	(1,000)	(73)
Tech Data Corp *	(589)	(77)
Teradyne Inc	(1,634)	(88)
Texas Instruments Inc	(6,370)	(637)
Trimble Inc *	(1,874)	(60)
Universal Display Corp	(422)	(56)
ViaSat Inc *	(797)	(29)
Western Digital Corp	(2,886)	(120)
Xerox Holdings Corp	(2,849)	(54)
Xilinx Inc	(1,496)	(117)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Zebra Technologies Corp, Cl A *	(550)	$(101)

		(16,112)

Materials — (1.3)%
Air Products & Chemicals Inc	(4,319)	(862)
Albemarle Corp	(1,562)	(88)
Alcoa Corp *	(3,300)	(20)
Allegheny Technologies Inc *	(1,150)	(10)
AptarGroup Inc	(1,090)	(108)
Ashland Global Holdings Inc	(1,051)	(53)
Avery Dennison Corp	(1,528)	(156)
Axalta Coating Systems Ltd *	(2,527)	(44)
Balchem Corp	(700)	(69)
Ball Corp	(6,206)	(401)
Berry Global Group Inc *	(1,702)	(57)
Celanese Corp, Cl A	(1,972)	(145)
CF Industries Holdings Inc	(3,003)	(82)
Chemours Co/The	(3,000)	(27)
Cleveland-Cliffs Inc	(7,800)	(31)
Commercial Metals Co, Cl A	(3,100)	(49)
Corteva Inc	(11,650)	(274)
Crown Holdings Inc *	(1,763)	(102)
Domtar Corp	(1,200)	(26)
Dow Inc	(11,050)	(323)
DuPont de Nemours Inc	(11,150)	(380)
Eagle Materials Inc	(842)	(49)
Eastman Chemical Co	(1,791)	(83)
Ecolab Inc	(4,051)	(631)
Element Solutions Inc *	(4,300)	(36)
FMC Corp	(1,833)	(150)
Freeport-McMoRan Inc, Cl B	(19,249)	(130)
Graphic Packaging Holding Co	(4,952)	(60)
Huntsman Corp	(3,519)	(51)
Ingevity Corp *	(376)	(13)
International Flavors & Fragrances Inc	(1,451)	(148)
International Paper Co	(5,676)	(177)
Linde PLC	(9,517)	(1,646)
Louisiana-Pacific Corp	(1,126)	(19)
LyondellBasell Industries NV, Cl A	(3,775)	(187)
Martin Marietta Materials Inc, Cl A	(854)	(162)
Mosaic Co/The	(4,639)	(50)
NewMarket Corp	(100)	(38)
Newmont Corp	(12,320)	(558)
Nucor Corp	(4,765)	(172)
O-I Glass Inc, Cl I	(4,200)	(30)
Olin Corp	(2,032)	(24)
Packaging Corp of America	(1,302)	(113)
PolyOne Corp	(1,400)	(27)
PPG Industries Inc	(3,684)	(308)
Quaker Chemical Corp	(200)	(25)
Reliance Steel & Aluminum Co	(1,198)	(105)
Royal Gold Inc, Cl A	(960)	(84)

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
RPM International Inc	(2,228)	$(133)
Scotts Miracle-Gro Co/The, Cl A	(1,000)	(102)
Sealed Air Corp	(2,152)	(53)
Sensient Technologies Corp	(900)	(39)
Sherwin-Williams Co/The, Cl A	(1,486)	(683)
Sonoco Products Co	(2,000)	(93)
Southern Copper Corp	(1,921)	(54)
Steel Dynamics Inc	(3,854)	(87)
Summit Materials Inc, Cl A *	(2,300)	(34)
Valvoline Inc	(4,394)	(57)
Vulcan Materials Co	(2,228)	(241)
Westrock Co	(3,454)	(98)
WR Grace & Co	(579)	(21)

		(10,078)
Real Estate — 0.0%
Hyatt Hotels Corp, Cl A	(1,294)	(62)

Total Common Stock Sold Short (Proceeds $93,864) ($ Thousands)		(82,597)

Total Investments Sold Short — (10.8)% (Proceeds $93,864) ($ Thousands)		$(82,597)

	Contracts

PURCHASED OPTIONS*^ — 0.0%

Total Purchased Options(H) (Cost $275) ($ Thousands)	165	$242

PURCHASED SWAPTIONS* — 0.1%

Total Purchased Swaptions(I) (Cost $693) ($ Thousands)	17,400,000	$445

WRITTEN OPTIONS*^ — 0.0%

Total Written Options(H) (Premiums Received $129) ($ Thousands)	(180)	$(208)

WRITTEN SWAPTIONS* — (0.1)%

Total Written Swaptions(I) (Premiums Received $543) ($ Thousands)	(15,692,000)	$(350)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

A list of open exchange traded options contracts for the Fund at March 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 2020, Crude Oil*	27	$907	$25.00	10/17/2020	$47

Call Options
May 2020, Copper*	25	14	270.00	4/18/2020	2
June 2020, Gold *	10	1,597	1,475.00	5/16/2020	138
April 2020, Lean Hogs*	25	650	68.00	4/18/2020	1
April 2020, Lean *	28	728	70.00	4/18/2020	–
July 2020, Soy Bean *	50	2,223	900.00	6/20/2020	54

		5,212			195
Total Purchased Options		$6,119			$242

WRITTEN OPTIONS — 0.0%
Put Options
April 2020, Live Cattle*	(40)	$(1,710)	110.00	04/18/20	$(133)
July 2020, Soy Bean *	(50)	(2,223)	840.00	06/20/20	(20)

		(3,933)			(153)

Call Options
December 2020, Crude Oil*	(27)	(907)	50.00	10/17/20	(45)
May 2020, Silver*	(13)	(920)	20.00	04/18/20	(1)
July 2020, Soy Bean *	(50)	(2,223)	1,000.00	06/20/20	(9)

		(4,050)			(55)

Total Written Options		$(7,983)			$(208)

A list of open OTC swaptions contracts for the Fund at March 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 0.1%

Call Swaptions — 0.0%
Swaption 1 Year*	Bank of America	10,000,000	$0.48	06/20/2020	$210
Total Purchased Swaptions					$210

Put Swaptions — 0.1%
Swaption 1 Year*	JPMorgan Chase	7,400,000	$0.01	09/19/2020	$235
Total Purchased Swaptions					$445

WRITTEN SWAPTIONS — (0.1)%
Call Swaptions — (0.1)%
Swaption 1 Year*	Citibank	(8,292,000)	$0.16	06/20/20	$(227)
Swaption 1 Year*	JPMorgan Chase	(7,400,000)	$0.00	09/19/20	(123)

Total Written Swaptions					$(350)

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude^	170	Jun-2020	$6,273	$5,042	$(1,231)
Brent Crude^	22	Aug-2020	933	751	(182)
Coffee C^	39	Jul-2020	1,808	1,760	(48)
Coffee C^	68	May-2020	2,664	3,049	385
Copper^	173	May-2020	10,982	9,636	(1,346)
Corn^	247	May-2020	4,570	4,208	(362)
Corn^	(54)	May-2020	(936)	(920)	16
Corn^	(11)	Jul-2020	(193)	(190)	3
Cotton No. 2^	43	May-2020	1,419	1,099	(320)
Cotton No. 2^	26	Jul-2020	718	662	(56)
Feeder Cattle^	(37)	May-2020	(2,375)	(2,273)	102
Gasoline^	43	May-2020	1,111	1,070	(41)
Gasoline^	5	May-2020	124	124	–
Gasoline^	(6)	Sep-2020	(210)	(201)	9
Gold^	69	Jun-2020	11,392	11,017	(375)
Gold^	8	Jan-2021	1,314	1,278	(36)
Gold^	14	Aug-2020	2,286	2,235	(51)
Gold^	20	Jun-2020	3,110	3,193	83
Heating Oil^	21	May-2020	945	883	(62)
Japanese 10-Year Government Bond E-MINI	(30)	Jun-2020	(4,473)	(4,242)	58
KC HRW Wheat^	53	May-2020	1,256	1,306	50
KC HRW Wheat^	45	May-2020	1,120	1,109	(11)
Lean Hogs^	(41)	Jun-2020	(1,168)	(989)	179
Lean Hogs^	68	Jun-2020	2,019	1,641	(378)
Live Cattle^	91	Jul-2020	3,467	3,351	(116)
Live Cattle^	18	Sep-2020	704	674	(30)
Live Cattle^	(7)	May-2020	(276)	(285)	(9)
LME Lead^	26	May-2020	1,199	1,133	(66)
LME Nickel^	(1)	Jun-2020	(75)	(69)	6
LME Nickel^	65	May-2020	2,699	2,461	(238)
LME Nickel^	27	May-2020	2,132	1,857	(275)
LME Primary Aluminum^	46	Jun-2020	1,988	1,751	(237)
LME Zinc^	43	May-2020	2,089	2,045	(44)
LME Zinc^	16	Jun-2020	749	762	13
Low Sulphur Gasoil^	16	May-2020	492	471	(21)
Low Sulphur Gasoil^	(28)	May-2020	(982)	(825)	157
MSCI EAFE Index	(129)	Jun-2020	(9,179)	(10,057)	(878)
Natural Gas^	(49)	Oct-2020	(1,123)	(1,124)	(1)
Natural Gas^	42	Aug-2020	902	843	(59)
Natural Gas^	49	Feb-2021	1,277	1,276	(1)
Natural Gas^	49	Jan-2021	1,341	1,342	1
Natural Gas^	308	May-2020	5,864	5,051	(813)
Natural Gas^	(49)	Mar-2021	(1,157)	(1,156)	1
NY Harbor ULSD^	12	Sep-2020	569	558	(11)
NY Harbor ULSD^	33	May-2020	2,238	1,388	(850)
NYMEX Cocoa^	48	May-2020	1,098	1,080	(18)
Palladium^	1	Jun-2020	231	230	(1)
Palladium^	(2)	Oct-2020	(511)	(458)	53
Platinum^	(15)	Aug-2020	(551)	(547)	4
S&P 500 Index E-MINI	(159)	Jun-2020	(19,109)	(20,429)	(1,320)
Silver^	66	May-2020	5,875	4,671	(1,204)
Silver^	26	Aug-2020	1,907	1,845	(62)
Soybean^	18	Nov-2020	787	790	3
Soybean^	(21)	Jun-2020	(930)	(934)	(4)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Soybean^	78	May-2020	$3,510	$3,455	$(55)
Soybean Meal^	214	May-2020	6,473	6,880	407
Soybean Oil^	211	May-2020	3,750	3,419	(331)
Sugar No. 11^	400	May-2020	5,976	4,668	(1,308)
U.S. 2-Year Treasury Note	108	Jul-2020	23,534	23,801	267
U.S. 5-Year Treasury Note	(693)	Jul-2020	(84,738)	(86,874)	(2,136)
U.S. 10-Year Treasury Note	(338)	Jun-2020	(44,782)	(46,876)	(2,094)
U.S. Ultra Long Treasury Bond	(83)	Jun-2020	(17,151)	(18,416)	(1,265)
Ultra 10-Year U.S. Treasury Note	19	Jun-2020	2,839	2,965	126
Wheat^	72	Jul-2020	1,875	2,025	150
Wheat^	125	May-2020	3,407	3,554	147
WTI Crude Oil^	39	Apr-2020	856	799	(57)
WTI Crude Oil^	(47)	Nov-2020	(1,546)	(1,578)	(32)
WTI Crude Oil^	47	Nov-2021	1,735	1,780	45
WTI Crude Oil^	42	Oct-2020	1,554	1,382	(172)
WTI Crude Oil^	(42)	Aug-2020	(1,267)	(1,307)	(40)

			$(45,571)	$(61,380)	$(15,982)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	05/22/20	CAD	1,920	USD	1,337	$(13)
Barclays PLC	04/08/20	USD	5,360	EUR	4,862	(24)
Brown Brothers Harriman	04/08/20	USD	237	ZAR	3,477	(43)
Brown Brothers Harriman	04/08/20	ZAR	10,999	USD	752	137
Brown Brothers Harriman	04/09/20	JPY	30,243	USD	288	8
Brown Brothers Harriman	04/17/21	USD	–	ZAR	–	–
Citigroup	04/09/20	USD	422	JPY	46,577	10
Goldman Sachs	04/08/20	BRL	38,500	USD	9,160	1,741
Goldman Sachs	08/13/20	MYR	4,867	USD	1,185	52
HSBC	04/08/20	USD	699	ZAR	10,129	(132)
JPMorgan Chase Bank	04/09/20	JPY	1,340,784	USD	12,333	(94)
Standard Bank	04/09/20	USD	4,789	JPY	505,941	(100)
UBS	04/08/20	EUR	5,610	USD	6,275	118
UBS	04/12/21	USD	–	HKD	–	–
UBS	05/03/21	BRL	–	USD	–	–

						$1,660

A list of the open OTC swap agreements held by the Fund at March 31, 2020 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	$(634)	$(140)	$(50)	$(90)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(58)	(17)	(41)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(184)	(61)	(123)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	62	17	45
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	65	17	48
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	66	17	49
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(1)	(3)

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(250)	$(55)	$(33)	$(22)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(7)	(4)	(3)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(7)	(3)	(4)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(7)	(3)	(4)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(14)	(7)	(7)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(23)	(13)	(10)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(20)	(11)	(9)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(4)	(3)	(1)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(52)	(11)	(7)	(4)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(56)	(32)	(24)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(49)	(28)	(21)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(79)	(45)	(34)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(44)	(25)	(19)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(43)	(17)	(26)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(23)	(9)	(4)	(5)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(15)	(6)	(2)	(4)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(126)	(49)	(19)	(30)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(1,170)	(456)	(187)	(269)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(825)	(321)	(117)	(204)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(254)	(99)	(39)	(60)
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(132)	(51)	(21)	(30)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(10)	(4)	(6)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(44)	(19)	(25)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(11)	(5)	(6)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(179)	(50)	(129)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(50)	(15)	(35)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(241)	(73)	(168)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(9)	(2)	(7)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(292)	2	(294)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(783)	(173)	(84)	(89)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(53)	(32)	(21)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(8)	(6)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(141)	(31)	(17)	(14)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(523)	(115)	(59)	(56)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(164)	(36)	(17)	(19)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(471)	(104)	(56)	(48)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(161)	(80)	(81)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(231)	(116)	(115)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(161)	(81)	(80)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(290)	(64)	(31)	(33)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(25)	(13)	(12)
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(56)	(33)	(23)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(25)	(13)	(12)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(73)	(35)	(38)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(49)	(24)	(25)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(73)	(44)	(29)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(160)	(83)	(77)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(503)	(111)	(61)	(50)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(175)	(39)	(22)	(17)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,106)	(244)	(118)	(126)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(365)	(81)	(42)	(39)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	133	41	92
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	327	90	237
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	266	78	188
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	266	75	191

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	237

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	$(1,305)	$(137)	$(29)	$(108)
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(41)	(29)	(12)
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(198)	(44)	(32)	(12)
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(276)	(61)	(45)	(16)
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(172)	(38)	(26)	(12)

							$(3,842)	$(1,808)	$(2,034)

Total Return Swaps ^
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(822)	$(14)	$–	$(14)
Macquarie Bank Limited	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(10,309)	(311)	–	(311)
Macquarie Bank Limited	Macquarie Commodity Product 251E	0.33%	INDEX RETURN	Monthly	04/04/2020	USD	(2,126)	(4)	–	(4)
Merrill Lynch	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(9,818)	(296)	–	(296)
Merrill Lynch	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(1,342)	(23)	–	(23)
Merrill Lynch	BOFA Merrill Lynch Commodity MLBXCS3E	3-Month U.S. Treasury rate plus 46 BPS	INDEX RETURN	Monthly	04/04/2020	USD	(3,097)	(52)	–	(52)
Societe Generale	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(6,010)	(182)	–	(182)
Societe Generale	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + BPS	INDEX RETURN	Monthly	04/24/2020	USD	(1,462)	(25)	–	(25)
Societe Generale	Societe Generale Commodities Custom Alpha 061	0.35%	INDEX RETURN	Monthly	04/04/2020	USD	(2,744)	18	–	18
								$(889)	$–	$(889)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020 is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.34	Buy	1.00%	Quarterly	06/20/2025	$78,190	$549	$318	$231

						$549	$318	$231

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	$ (196)	$ –	$ (196)
1.093%	3-MONTH USD - LIBOR	Quarterly	03/20/2050	USD	5,760	(298)	–	(298)
2.21	3-MONTH CAD - LIBOR	Semi-Annually	01/14/2050	CAD	10,620	(1,437)	–	(1,437)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	(329)	–	(329)
6 M JPY - LIBOR	.08%	Semi-Annually	12/13/2029	JPY	1,460,320	94	–	94
1.7635%	3M USD-LIBOR	Quarterly	12/13/2029	USD	2,530	(267)	–	(267)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,230	(183)	–	(183)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	4,220	(577)	–	(577)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,075	(134)	–	(134)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(1,389)	–	(1,389)

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	$(105)	$–	$(105)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	(104)	–	(104)
EUR 6M EURIBOR	0.1115%	Annually	04/01/2050	EUR	8,290	(348)	–	(348)
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	(419)	–	(419)
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	(186)	–	(186)
3 MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	(274)	–	(274)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	(217)	–	(217)
CAD 3M CDOR	0.9575%	Semi-Annually	03/25/2025	CAD	25,112	–	–	–
CAD 3M CDOR	0.9375%	Semi-Annually	03/24/2025	CAD	25,288	(18)	–	(18)
3M CAD LIBOR BA	1.95%	Semi-Annually	01/14/2025	CAD	50,090	1,657	–	1,657
3-MONTH SEK - STIBOR	-0.0165%	Annually	08/30/2024	SEK	153,850	(232)	–	(232)
3-MONTH CAD - CDOR	1.6225%	Semi-Annually	08/27/2021	CAD	35,050	286	–	286
2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	6,795	(130)	–	(130)
2.51%	3-MONTH USD - LIBOR	Quarterly	04/18/2021	USD	1,560	(42)	–	(42)
2.403%	3-MONTH USD - LIBOR	Semi-Annually	04/02/2021	USD	–	–	–	–
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	(254)	–	(254)
0.753%	3-MONTH USD - LIBOR	Quarterly	04/01/2050	USD	10,000	388	–	388

						(4,714)	–	(4,714)

A list of the open reverse repurchase agreements held by the Fund at March 31, 2020 is as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(11,847)	Chase Securities	1.99%	Open Ended	$(11,847)
(17,740)	Chase Securities	1.99%	Open Ended	(17,740)
(76,496)	Chase Securities	1.99%	Open Ended	(76,496)
(62,347)	Chase Securities	1.99%	Open Ended	(62,347)
(35,107)	Chase Securities	1.99%	Open Ended	(35,107)
(40,263)	Chase Securities	1.99%	Open Ended	(40,263)
(53,245)	Chase Securities	1.99%	Open Ended	(53,245)
(2,256)	Chase Securities	1.99%	Open Ended	(2,256)

				$(299,301)

Percentages are based on Net Assets of $765,184 ($ Thousands).

^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2020.

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and open centrally cleared interest rate swap agreements.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $62,179 ($ Thousands), representing 8.1% of the Net Assets of the Fund.

(E)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $20 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.

(G)	Perpetual security with no stated maturity date.

(H)	Refer to table below for details on Options Contracts.

(I)	Refer to table below for details on Swaptions Contracts.

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

DN — Discount Note

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HKD— Hong Kong Dollar

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KC HRW — Kansas City Hard Red Winter

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	239

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Inflation Managed Fund (Concluded)

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	547,734	–	547,734
Common Stock	191,254	–	–	191,254
Corporate Obligations	–	84,074	–	84,074
Mortgage-Backed Securities	–	60,405	–	60,405
U.S. Government Agency Obligations	–	54,340	–	54,340
Sovereign Debt	–	16,848	–	16,848
Asset-Backed Securities	–	16,737	–	16,737
Rights	31	–	–	31

Total Investments in Securities	191,285	780,138	–	971,423

Securities Sold Short
Common Stock	(82,597)	–	–	(82,597)

Total Securities Sold Short	(82,597)	–	–	(82,597)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	242	–	–	242
Purchased Swaptions	–	445	–	445
Written Options	(208)	–	–	(208)
Written Swaptions	–	(350)	–	(350)
Futures Contracts*
Unrealized Appreciation	2,265	–	–	2,265
Unrealized Depreciation	(18,247)	–	–	(18,247)
Forwards Contracts*
Unrealized Appreciation	–	2,066	–	2,066
Unrealized Depreciation	–	(406)	–	(406)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	850	–	850
Unrealized Depreciation	–	(2,884)	–	(2,884)
Total Return Swaps*
Unrealized Appreciation	–	18	–	18
Unrealized Depreciation	–	(907)	–	(907)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	231	–	231
Interest Rate Swaps*
Unrealized Appreciation	–	2,425	–	2,425
Unrealized Depreciation	–	(7,139)	–	(7,139)
Reverse Repurchase Agreements	–	(299,301)	–	(299,301)

Total Other Financial Instruments	(15,948)	(304,952)	–	(320,900)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Capital Stability Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 30.7%
U.S. Treasury Bills
1.547%, 05/14/2020 (A)	$147,497	$147,483
1.534%, 05/07/2020 (A)	36,914	36,912
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	479	645
3.625%, 04/15/2028	512	658
3.375%, 04/15/2032	273	385
2.500%, 01/15/2029	469	575
2.375%, 01/15/2025	1,097	1,217
2.375%, 01/15/2027	489	566
2.125%, 02/15/2040	363	507
2.125%, 02/15/2041	362	504
2.000%, 01/15/2026	657	731
1.750%, 01/15/2028	460	523
1.375%, 02/15/2044	682	874
1.000%, 02/15/2046	527	640
1.000%, 02/15/2048	471	579
1.000%, 02/15/2049	461	559
0.875%, 01/15/2029	6,902	8,462
0.875%, 02/15/2047	496	591
0.750%, 07/15/2028	457	489
0.750%, 07/15/2028	694	742
0.750%, 02/15/2042	581	651
0.750%, 02/15/2045	640	732
0.625%, 07/15/2021	1,923	1,905
0.625%, 04/15/2023	1,831	1,845
0.625%, 01/15/2024	1,321	1,343
0.625%, 01/15/2026	1,201	1,240
0.625%, 02/15/2043	383	420
0.500%, 04/15/2024	951	965
0.500%, 01/15/2028	954	993
0.375%, 07/15/2023	601	604
0.375%, 07/15/2025	1,364	1,391
0.375%, 01/15/2027	1,273	1,303
0.375%, 07/15/2027	1,233	1,268
0.250%, 01/15/2025	1,404	1,417
0.250%, 07/15/2029	1,175	1,220
0.250%, 02/15/2050	301	310
0.125%, 04/15/2021	1,290	1,264
0.125%, 01/15/2022	600	592
0.125%, 04/15/2022	2,693	2,656
0.125%, 07/15/2022	1,699	1,683
0.125%, 01/15/2023	291	288

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2024		$1,355	$1,358
0.125%, 10/15/2024		870	880
0.125%, 07/15/2026		993	1,001
0.125%, 01/15/2030		782	805
Total U.S. Treasury Obligations (Cost $229,091) ($ Thousands)			231,776

COMMERCIAL PAPER — 16.8%
Anthem Inc
1.405%, 06/01/2020		12,000	11,968
BARCCP
1.839%, 04/09/2020		8,000	7,998
Boeing Co/The
1.959%, 05/27/2020		12,000	11,926
Electricite De France
1.758%, 04/27/2020		6,500	6,484
ENI Fin USA Inc
2.020%, 04/08/2020		7,250	7,248
Glencore FDG LLC
1.869%, 05/26/2020		12,000	11,966
Hyundai Capital America
1.808%, 04/13/2020		9,750	9,739
Marriott International
1.765%, 04/30/2020		9,750	9,723
1.403%, 04/28/2020		2,250	2,244
Montana-Dakota Utilities Co
1.422%, 04/06/2020		6,500	6,497
NatWest Markets
1.919%, 04/23/2020		2,250	2,246
Nissan Motor Acceptance Corp
1.808%, 05/05/2020		1,500	1,495
1.798%, 05/01/2020		10,600	10,570
Smithfield Foods Inc
1.808%, 04/22/2020		5,000	4,993
VW Credit Inc
1.798%, 05/07/2020		5,271	5,253
Walgreens Boot Alliance
1.909%, 05/12/2020		17,000	16,931

Total Commercial Paper (Cost $127,412) ($ Thousands)			127,281

SOVEREIGN DEBT — 3.7%

Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,934,091	17,907

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	241

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Capital Stability Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.100%, 03/10/2027	JPY	1,107,508	$10,248

Total Sovereign Debt (Cost $29,701) ($ Thousands)			28,155

	Shares

EXCHANGE TRADED FUNDS — 3.6%
United States — 3.6%
iShares Core S&P 500 ETF		53,136	13,730

Vanguard S&P 500 ETF		58,148	13,771

Total Exchange Traded Funds (Cost $28,285) ($ Thousands)			27,501

	Face Amount (Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB
1.875%, 07/07/2021		$6,855	6,983
1.625%, 11/19/2021		12,360	12,601

Total U.S. Government Agency Obligations (Cost $19,225) ($ Thousands)			19,584

	Shares

COMMON STOCK — 0.4%
United States — 0.4%

Communication Services — 0.2%
Alphabet Inc, Cl A *		393	457
Facebook Inc, Cl A *		2,726	455
Netflix Inc *		1,202	451

			1,363
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *		229	447

Information Technology — 0.1%
Apple Inc		1,766	449
Microsoft Corp		2,786	439

			888

Total Common Stock (Cost $2,689) ($ Thousands)			2,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITY — 0.0%

Agency Mortgage-Backed Obligations — 0.0%
FNMA TBA
5.000%,04/30/2037	$200	$216

Total Mortgage-Backed Security (Cost $216) ($ Thousands)		216

Total Investments in Securities — 57.8% (Cost $436,619) ($ Thousands)		$437,211

	Contracts

PURCHASED SWAPTION* — 0.0%

Total Purchased Swaption(B) (Cost $160) ($ Thousands)	37,631,000	$–

WRITTEN SWAPTIONS* — 0.0%

Total Written Swaptions(B) (Premiums Received $48) ($ Thousands)	(37,602,350)	$233

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

A list of open exchange traded swaptions held by the Fund at March 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.0%

Put Swaptions — 0.0%

OPT-IRSLV4172945*	JPMorgan Chase	37,631,000	$2.00	04/18/2020	$-

Total Purchased Swaption					$-

		Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTIONS — 0.0%

Calls — 0.0%
FX/JPY/USDVARSWAP STRIKE 16.90 EXP: 05/07/2020 VARIANCESWAP-VOLATILITY*	JPMorgan Chase	(9,550)	$16.90	05/16/20	$18
FX/JPY/USDVARSWAP STRIKE 5.88 EXP: 05/27/2020 VARIANCESWAP-VOLATILITY*	JPMorgan Chase	38,200	$5.88	05/16/20	215

Puts — 0.0%
OPT-IRSLV4172946*	JPMorgan Chase	(37,631,000)	$2.25	04/18/20	-

Total Written Swaptions					$233

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	3	Apr-2020	$279	$317	$38
Australian 10-Year Bond	2	Jun-2020	181	184	3
Canadian 10-Year Bond	80	Jun-2020	8,460	8,270	287
CBOE Volatility Index	(10)	Apr-2020	(165)	(468)	(303)
DAX Index	1	Jun-2020	244	272	27
FTSE 100 Index	4	Jun-2020	250	280	20
FTSE MIB Index	4	Jun-2020	335	371	36
IBEX	8	Apr-2020	564	594	29
Japanese 10-Year Bond	(13)	Jun-2020	(19,174)	(18,372)	255
Long Gilt 10-Year Bond	28	Jun-2020	4,837	4,728	53
MSCI EAFE Index	125	Jun-2020	9,044	9,746	702
MSCI Emerging Markets	57	Jun-2020	2,335	2,402	67
NASDAQ 100 Index E-MINI	11	Jun-2020	1,635	1,713	78
Nikkei 225 Index	166	Jun-2020	2,685	2,909	236
Russell 2000 Index E-MINI	23	Jun-2020	1,180	1,320	140
S&P 500 Index E-MINI	119	Jun-2020	14,293	15,290	997
S&P 500 Index E-MINI	(92)	Jun-2020	(11,696)	(11,821)	(124)
S&P TSX 60 Index	8	Jun-2020	829	915	89
S&P TSX 60 Index	8	Jun-2020	975	915	(38)
U.S. 5-Year Treasury Note	218	Jul-2020	26,718	27,328	610
U.S. 10-Year Treasury Note	239	Jun-2020	31,814	33,146	1,332
U.S. Long Treasury Bond	5	Jun-2020	920	895	(24)
U.S. Ultra Long Treasury Bond	8	Jun-2020	1,873	1,777	(98)

			$78,416	$82,711	$4,412

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	243

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Capital Stability Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/08/20	USD	506	EUR	452	$(10)
ANZ	04/16/20	USD	502	CNH	3,507	(7)
ANZ	05/26/20	USD	1,277	HKD	10,004	13
Bank of America	04/08/20	USD	763	EUR	693	(2)
Bank of America	04/08/20	EUR	572	USD	631	4
Bank of America	04/08/20	EUR	579	USD	633	(3)
Bank of America	04/09/20	JPY	54,612	USD	504	(3)
Bank of America	04/16/20	USD	251	CNH	1,765	(2)
Bank of America	04/23/20	USD	1,002	INR	72,182	(52)
Bank of America	05/22/20	USD	1,130	CAD	1,622	10
Bank of America	05/22/20	CAD	1,333	USD	928	(8)
Bank of America	05/29/20	USD	903	CHF	849	(23)
Bank of America	07/09/20	RUB	109,963	USD	1,696	309
Barclays PLC	04/09/20	USD	761	JPY	83,602	14
Barclays PLC	04/16/20	USD	681	CNY	4,814	(2)
Barclays PLC	04/23/20	USD	499	INR	35,793	(28)
Barclays PLC	04/23/20	MXN	10,893	USD	535	72
Barclays PLC	05/13/20	CLP	409,293	USD	490	9
Barclays PLC	05/14/20	USD	1,529	KRW	1,803,062	(46)
Barclays PLC	05/14/20	KRW	910,200	USD	754	6
Barclays PLC	05/14/20	KRW	918,001	USD	752	(3)
Barclays PLC	05/21/20	USD	1,223	SGD	1,770	22
Barclays PLC	05/21/20	USD	2,055	TWD	62,128	19
Barclays PLC	07/09/20	USD	749	RUB	48,091	(142)
Barclays PLC	08/13/20	USD	1,332	MYR	5,511	(49)
Barclays PLC	08/13/20	MYR	4,236	USD	993	7
BNP Paribas	04/08/20	USD	768	ZAR	11,788	(109)
BNP Paribas	04/16/20	USD	506	CNH	3,566	(3)
Brown Brothers Harriman	04/06/20	USD	254	ILS	873	(7)
Brown Brothers Harriman	04/06/20	ILS	4,326	USD	1,253	30
Brown Brothers Harriman	04/08/20	USD	374	ZAR	5,562	(62)
Brown Brothers Harriman	04/08/20	USD	360	EUR	332	5
Brown Brothers Harriman	04/08/20	USD	444	EUR	392	(13)
Brown Brothers Harriman	04/08/20	EUR	670	USD	744	9
Brown Brothers Harriman	04/08/20	EUR	382	USD	415	(4)
Brown Brothers Harriman	04/08/20	ZAR	16,717	USD	1,119	184
Brown Brothers Harriman	04/09/20	USD	493	JPY	54,478	12
Brown Brothers Harriman	06/04/20	NZD	442	USD	257	(5)
Citigroup	04/06/20	ILS	4,335	USD	1,264	38
Citigroup	04/08/20	USD	153	ZAR	2,682	(3)
Citigroup	04/08/20	USD	2,653	EUR	2,384	(37)
Citigroup	04/09/20	JPY	109,648	USD	1,006	(10)
Citigroup	04/23/20	INR	36,227	USD	501	24
Citigroup	05/15/20	GBP	490	USD	630	23
Citigroup	05/20/20	RUB	112,324	USD	1,545	118
Citigroup	06/11/20	USD	1,638	AUD	2,757	50
Credit Suisse First Boston	04/08/20	USD	1,392	EUR	1,250	(21)

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse First Boston	04/16/20	USD	491	CNH	3,475	$(1)
Credit Suisse First Boston	05/26/20	USD	1,292	HKD	10,128	15
Credit Suisse First Boston	05/26/20	HKD	20,131	USD	2,565	(32)
Deutsche Bank	04/06/20	USD	508	ILS	1,733	(18)
Deutsche Bank	04/08/20	EUR	4,481	USD	5,014	97
Deutsche Bank	04/23/20	USD	1,155	MXN	22,681	(191)
Deutsche Bank	05/13/20	PEN	389	USD	113	–
Deutsche Bank	05/13/20	USD	728	PEN	2,571	19
Deutsche Bank	05/29/20	CHF	776	EUR	735	3
Deutsche Bank	07/09/20	USD	2,510	RUB	168,564	(384)
Goldman Sachs	04/06/20	USD	759	ILS	2,612	(20)
Goldman Sachs	04/09/20	JPY	55,558	USD	508	(7)
Goldman Sachs	04/23/20	MXN	11,788	USD	592	91
Goldman Sachs	06/04/20	NZD	4,858	USD	2,890	14
Goldman Sachs	07/09/20	USD	698	RUB	44,665	(134)
Goldman Sachs	07/09/20	RUB	36,868	USD	566	101
HSBC	04/08/20	USD	763	EUR	672	(25)
HSBC	04/16/20	CNH	10,222	USD	1,463	21
HSBC	05/15/20	GBP	538	USD	668	–
HSBC	05/22/20	CAD	931	USD	658	3
HSBC	07/27/20	HKD	29,405	USD	3,777	(16)
JPMorgan Chase Bank	04/08/20	USD	741	EUR	684	9
JPMorgan Chase Bank	04/09/20	USD	1,025	JPY	111,462	8
JPMorgan Chase Bank	04/09/20	JPY	11,475,213	USD	105,549	(805)
JPMorgan Chase Bank	05/05/20	IDR	11,068,949	USD	770	93
JPMorgan Chase Bank	05/21/20	SGD	1,948	USD	1,363	(7)
Morgan Stanley	04/06/20	USD	1,005	ILS	3,442	(32)
Morgan Stanley	04/08/20	ZAR	7,598	USD	502	77
Morgan Stanley	04/09/20	USD	5,454	JPY	597,503	84
Morgan Stanley	04/09/20	JPY	110,360	USD	1,009	(14)
Morgan Stanley	05/05/20	USD	793	IDR	11,068,949	(115)
Morgan Stanley	05/14/20	USD	1,067	KRW	1,264,849	(28)
RBS	04/23/20	INR	35,963	USD	503	30
RBS	08/13/20	MYR	2,614	USD	628	19
RBS	11/10/20	USD	791	TWD	23,256	(3)
Standard Bank	04/09/20	USD	509	JPY	55,212	3
Standard Bank	04/23/20	INR	35,785	USD	496	25
Standard Bank	05/14/20	USD	491	KRW	608,018	9
Standard Bank	05/21/20	TWD	41,997	USD	1,407	5
UBS	04/08/20	EUR	672	USD	759	21
UBS	04/09/20	USD	508	JPY	55,571	7
UBS	11/10/20	TWD	23,256	USD	792	4
						$(750)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	245

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

Multi-Asset Capital Stability Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2020 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.CD.SI.34	Sell	1.00%	Quarterly	06/20/2025	(11,104)	$(75)	$(188)	$113
CDX.HA.HY.33	Sell	5.00%	Quarterly	12/20/2024	(1,935)	(116)	169	(285)
CDX.NA.HY.S33V1-5Y	Sell	5.00%	Quarterly	12/20/2024	(1,250)	(75)	86	(161)
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(1,410)	(4)	35	(39)
CDX.NA.IG.S33V1.5Y	Sell	1.00%	Quarterly	12/20/2024	(1,060)	(4)	22	(26)
ITRAXX.XOVER	Sell	5.00%	Quarterly	12/20/2024	(670)	(15)	91	(106)
						$(289)	$215	$(504)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
6-MONTH AUD - BBSW	1.26%	Semi-Annual	11/22/2029	AUD	150	$3	$–	$3
6-MONTH AUD - BBSW	1.3825%	Semi-Annual	01/10/2030	AUD	2,860	79	–	79
3-MONTH NZD - BKBM	1.65%	Semi-Annual	01/13/2030	NZD	2,240	92	–	92
6-MONTH AUD - BBSW	1.264%	Semi-Annual	01/24/2030	AUD	4,330	89	–	89
3-MONTH NZD - BKBM	1.6175%	Semi-Annual	01/28/2030	NZD	3,990	155	–	155
6-MONTH AUD - BBSW	1.077%	Semi-Annual	02/04/2030	AUD	970	9	–	9
3-MONTH NZD - BKBM	1.375%	Semi-Annual	02/05/2030	NZD	710	18	–	18
6-MONTH AUD - BBSW	1.0965%	Semi-Annual	03/27/2030	AUD	1,520	17	–	17
3-MONTH NZD - BKBM	1.0155%	Semi-Annual	03/30/2030	NZD	1,490	7	–	7
						$469	$–	$469

Percentages are based on Net Assets of $756,192 ($ Thousands).

*	Non-income producing security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Refer to table below for details on Swaption Contracts.

AUD — Australian Dollar

BBSW — Bank Bill Swap Rate

BKBM — Bank Bill Benchmark Rate

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan

CPI — Consumer Price Index

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IBEX — Spanish Continuous Exchange

IDR — Indonesia Dollar

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NASDAQ — National Association of Securities Dealers and Automated Quotations

NZD — New Zealand Dollar

PLC — Public Limited Company

PEN — Peruvian Sol

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

TBA — To Be Announced

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

U.S. Treasury Obligations	–	231,776	–	231,776

Commercial Paper	–	127,281	–	127,281

Sovereign Debt	–	28,155	–	28,155

Exchange Traded Funds	27,501	–	–	27,501

U.S. Government Agency

Obligations	–	19,584	–	19,584

Common Stock	2,698	–	–	2,698

Mortgage-Backed Security	–	216	–	216

Total Investments in Securities	30,199	407,012	–	437,211

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchased Swaptions	–	–	–	–

Written Swaptions	–	233	–	233

Futures Contracts*

Unrealized Appreciation	4,999	–	–	4,999

Unrealized Depreciation	(587)	–	–	(587)

Forwards Contracts*

Unrealized Appreciation	–	1,736	–	1,736

Unrealized Depreciation	–	(2,486)	–	(2,486)

Centrally Cleared Swaps

Credit Default Swaps*

Unrealized Appreciation	–	113	–	113

Unrealized Depreciation	–	(617)	–	(617)

Interest Rate Swaps*

Unrealized Appreciation	–	469	–	469

Unrealized Depreciation	–		–

Total Other Financial Instruments	4,412	(552)	–	3,860

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	247

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$1,736,990*	$960,083*
Affiliated investments, at value ††	35,304	28,276
Cash and cash equivalents	–	121
Cash pledged as collateral on futures contracts	1,413	746
Foreign currency, at value †††	–	–
Receivable for fund shares sold	1,030	832
Receivable for investment securities sold	7,766	5,364
Dividends and interest receivable	2,815	2,317
Foreign tax reclaim receivable	59	297
Prepaid expenses	43	28
Total Assets	1,785,420	998,064
Liabilities:
Payable upon return on securities loaned	17,756	15,916
Payable for investment securities purchased	6,831	6,878
Payable for fund shares redeemed	2,274	777
Due to custodian	473	–
Administration fees payable	385	248
Shareholder servicing fees payable Class F	366	193
Shareholder servicing fees payable Class I	–	–
Payable for variation margin	208	97
Investment advisory fees payable	568	287
Chief Compliance Officer fees payable	1	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	168	96
Total Liabilities	29,030	24,493
Net Assets	$1,756,390	$973,571
† Cost of investments and repurchase agreements	$1,615,756	$1,030,376
†† Cost of affiliated investments	35,292	28,277
††† Cost of foreign currency	–	–
* Includes market value of securities on loan	17,177	15,443

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund

$ 1,263,190*	$468,044*	$3,128,219*	$684,961*	$373,127*	$199,507*	$230,031*	$610,216*

36,330	12,577	36,124	32,299	89,816	14,618	17,068	21,659

185	1,268	19,938	–	–	215	–	–

1,278	1,259	1,339	2,640	7,498	284	–	–

–	–	119	–	–	–	–	–

772	942	2,937	391	511	182	442	847

5,777	–	2,299	394	8,296	1,634	2,173	3,429

388	526	4,744	725	507	567	172	975

17	–	423	24	1	–	–	–

28	13	75	16	11	6	6	35

1,307,965	484,629	3,196,217	721,450	479,767	217,013	249,892	637,161

23,432	555	28,163	423	15,581	5,642	11,530	12,698

628	1,995	2,278	9,352	29,015	1,779	1,857	4,827

699	558	7,982	2,741	445	201	201	2,093

–	–	–	7,016	8,457	–	90	1,802

318	36	596	85	110	56	62	161

246	42	629	30	91	42	48	111

–	–	–	1	–	–	–	–

214	208	146	457	320	14	–	–

365	8	1,142	12	223	113	118	327

1	–	–	–	–	–	–	–

–	–	–	1	–	–	–	–

110	103	287	102	43	22	25	65

26,013	3,505	41,223	20,220	54,285	7,869	13,931	22,084

$ 1,281,952	$481,124	$3,154,994	$701,230	$425,482	$209,144	$235,961	$615,077

$ 902,628	$521,646	$1,863,442	$303,802	$422,803	$268,428	$270,357	$567,640

36,328	12,620	36,117	32,299	89,814	14,614	17,066	21,648

–	–	129	–	–	–	–	–

22,639	530	27,284	389	15,186	5,518	11,200	12,173

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	249

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,658,259		$1,081,636
Total distributable earnings/(loss)	98,131		(108,065)
Net Assets	$1,756,390		$973,571
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.86		$17.07
	($1,655,868,320 152,439,606 shares	÷ )	($858,043,670 50,266,071 shares	÷ )
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$17.09
			($2,048,625 ÷ 119,903 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.87		$17.07
	($100,522,348 9,248,647 shares	÷ )	($113,478,888 6,646,551 shares	÷ )

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund

$890,802		$541,889		$1,924,843		$301,522		$559,417		$307,486		$303,337		$588,751
391,150		(60,765)		1,230,151		399,708		(133,935)		(98,342)		(67,376)		26,326
$1,281,952		$481,124		$3,154,994		$701,230		$425,482		$209,144		$235,961		$615,077
$31.90		$9.08		$21.67		$58.24		$8.20		$13.51		$23.24		$15.21
($1,136,463,483	÷	($ 481,124,036	÷	($2,814,981,502	÷	($697,565,276	÷	($400,982,020	÷	($177,903,368	÷	($210,364,106	÷	($542,877,453	÷
35,620,637 shares	)	53,016,029 shares	)	129,891,564 shares	)	11,977,933 shares	)	48,897,538 shares	)	13,168,230 shares	)	9,053,290 shares	)	35,682,601 shares	)
$31.01		N/A		N/A		$58.58		N/A		$13.37		$22.02		N/A
($2,194,616	÷					($3,664,674	÷			($1,114,950	÷	($968,404	÷
70,768 shares	)					62,555 shares	)			83,379 shares	)	43,985 shares	)
$31.95		N/A		$21.68		N/A		$8.28		$13.52		$23.54		$15.23
($143,293,939	÷			($340,012,234 ÷				($24,499,832	÷	($30,125,297	÷	($24,628,058	÷	($72,199,598 ÷
4,485,377 shares	)			15,680,142 shares	)			2,959,042 shares	)	2,228,097 shares	)	1,046,395 shares	)	4,739,139 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	251

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$66,839	$1,406,334	*
Affiliated investments, at value ††	2,260	41,128
Repurchase agreements†	–	–
Cash and cash equivalents	10	1,849
Due from Broker	–	–
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	–	2,609
Foreign currency, at value †††	–	2,354
Receivable for fund shares sold	274	1,821
Dividends and interest receivable	164	3,738
Foreign tax reclaim receivable	1	19
Receivable for investment securities sold	–	–
Unrealized gain on forward foreign currency contracts	–	–
Options purchased, at value †††††	–	–
Swaptions purchased, at value ††††† †	–	–
Receivable for variation margin	–	–
Prepaid expenses	2	35
Total Assets	69,550	1,459,887
Liabilities:
Administration fees payable	19	298
Shareholder servicing fees payable Class F	16	154
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	14	2,466
Payable upon return on securities loaned	–	258
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Options written, at value †††††	–	–
Swaptions written, at value ††††† †	–	–
Due to custodian	–	–
Payable for variation margin	–	451
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	26	507
Chief Compliance Officer fees payable	–	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	8	136
Due to Broker	–	–
Total Liabilities	83	4,271
Net Assets	$69,467	$1,455,616
† Cost of investments and repurchase agreements	$86,006	$1,484,266
†† Cost of affiliated investments	2,260	41,128
††† Cost of foreign currency	–	2,508
††††† Cost (premiums received)	–	–
†††††† Cost (premiums received)	–	–
* Includes market value of securities on loan	–	252

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$980,607	*	$837,588	*	$305,963	$89,455	$4,246,480 *	$1,242,480	$322,500

24,560		5,382		16,088	1,145	338,485	16,075	745

–		–		–	–	–	–	33,094

3,996		371		2,335	62	–	–	–

–		–		–	–	–	184	–

–		–		–	–	20	–	–

1,912		307		1,556	–	7,368	–	–

898		3,057		973	–	4,069	2	–

1,386		991		536	16	1,789	610	1,694

3,731		1,716		1,597	394	18,473	21,795	363

3,259		9		1,634	–	457	115	–

27		–		315	2,142	544,019	27,251	–

65		–		–	–	2,690	–	–

–		–		–	–	1,098	–	–

–		–		–	–	14	–	–

61		–		102	–	4,270	–	–

25		20		7	3	77	30	5

1,020,527		849,441		331,106	93,217	5,169,309	1,308,542	358,401

249		221		115	26	566	215	30

182		177		61	16	798	255	25

–		–		–	–	1	–	–

929		997		428	497	7,793	1,244	834

1,339		194		–	–	38,539	1	–

27		–		552	2,271	919,710	20,580	–

–		–		–	–	763	757	66

–		–		–	–	3,906	–	–

–		–		–	–	3,421	–	–

–		–		–	–	5,174	4,887	7,015

208		14		50	–	3,893	–	–

–		–		5	–	4	–	–

4,464		–		–	–	8,547	–	–

490		340		105	49	765	480	16

1		1		–	–	3	1	–

–		–		–	–	1	–	–

84		78		37	6	405	155	22

–		–		–	–	32	–	–

7,973		2,022		1,353	2,865	994,321	28,575	8,008

$1,012,554		$847,419		$329,753	$90,352	$4,174,988	$1,279,967	$350,393

$1,075,694		$596,219		$321,086	$93,133	$4,210,763	$1,474,212	$355,721

24,560		5,382		16,088	1,145	338,438	16,075	745

900		3,130		961	–	3,930	–	–

–		–		–	–	(1,788)	–	–

–		–		–	–	(244)	–	–

1,338		176		–	–	37,854	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	253

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$88,797		$1,517,615
Total distributable earnings/(loss)	(19,330)		(61,999)
Net Assets	$69,467		$1,455,616
Net Asset Value, Offering and Redemption Price Per Share — Class F	$18.23		$13.85
	($67,107,618	÷	($689,636,344	÷
	3,680,433 shares	)	49,801,096 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$18.20		$13.84
	($507,867	÷	($1,084,054	÷
	27,900 shares	)	78,313 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$18.25		$13.86
	($1,851,254	÷	($764,895,298	÷
	101,449 shares	)	55,202,364 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund
$1,064,161		$600,232		$379,910		$94,389		$4,094,169		$1,721,830		$350,517
(51,607)		247,187		(50,157)		(4,037)		80,819		(441,863)		(124)
$1,012,554		$847,419		$329,753		$90,352		$4,174,988		$1,279,967		$350,393
$9.08		$14.32		$8.87		$12.14		$11.58		$5.78		$10.00
($827,971,314 ÷		($774,519,493	÷	($281,755,349	÷	($68,759,312	÷	($3,740,522,526	÷	($1,128,518,981 ÷		($330,527,031	÷
91,141,874 shares)		54,081,070 shares	)	31,752,518 shares	)	5,661,637 shares	)	323,053,364 shares	)	195,250,733 shares	)	33,064,863 shares	)
$8.87		N/A		N/A		$12.12		$11.56		$5.57		N/A
($853,019	÷					($322,386	÷	($4,468,374	÷	($331,656 ÷
96,139 shares)						26,599 shares	)	386,446 shares	)	59,570 shares	)
$9.10		$14.33		$8.88		$12.15		$11.59		$5.78		$10.00
($183,729,595	÷	($72,899,602	÷	($47,997,912	÷	($21,270,083	÷	($429,997,417	÷	($151,116,776 ÷		($19,865,853	÷
20,188,589 shares)		5,088,397 shares	)	5,406,362 shares	)	1,750,245 shares	)	37,113,717 shares	)	26,147,869 shares	)	1,987,390 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	255

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$198,631
Affiliated investments, at value ††	–
Repurchase agreements†	–
Cash and cash equivalents	24
Due from Broker	–
Cash pledged as collateral on swap contracts	–
Cash pledged as collateral on futures contracts	–
Cash pledged as collateral on forward foreign currency contracts	–
Cash pledged as collateral on options contracts	–
Cash pledged as collateral on securities sold short	–
Foreign currency, at value †††	–
Receivable for fund shares sold	937
Dividends and interest receivable	835
Receivable for investment securities sold	–
Unrealized gain on forward foreign currency contracts	–
OTC Swap contracts, at value ††††	–
Options purchased, at value †††††	–
Swaptions purchased, at value ††††† †	–
Foreign tax reclaim receivable	–
Receivable for variation margin	–
Prepaid expenses	3
Total Assets	200,430
Liabilities:
Payable for investment securities purchased	3,980
Payable for fund shares redeemed	179
Income distribution payable	46
Administration fees payable	18
Shareholder servicing fees payable Class F	16
Payable for securities sold short@	–
OTC Swap contracts, at value ††††	–
Options written, at value †††††	–
Swaptions written, at value ††††† †	–
Due to broker	–
Reverse repurchase agreements	–
Foreign currency payable to custodian, at value †††	–
Payable for variation margin	–
Unrealized loss on foreign currency spot contracts	–
Unrealized loss on forward foreign currency contracts	–
Investment advisory fees payable	10
Chief Compliance Officer fees payable	–
Unfunded commitments on loan participations	–
Accrued expense payable	15
Total Liabilities	4,264
Net Assets	$196,166
† Cost of investments and repurchase agreements	$198,682
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
††††† Cost (premiums received)	–
†††††† Cost (premiums received)	–
@Proceeds from securities sold short	–

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$257,684	$619,563	$276,764	$1,376,248	$799,487	$971,423	$437,211
2,015	–	113,144	–	–	–	–
–	–	–	–	–	–	239,525
173	6,629	62,813	1,079,355	27,554	165,323	–
–	–	413	–	–	–	–
–	–	542	9,498	14,828	4,415	–
–	624	155	65,826	8,786	11,481	9,982
–	–	6,519	–	–	–	–
–	–	–	–	41,206	–	–
–	–	20,060	–	–	–	–
–	–	2,955	2,508	5,380	–	73,078
393	329	204	1,901	695	459	1,273
284	769	1,083	1,718	8,110	2,077	199
–	–	55,744	20,561	28,620	21	245
–	44	3,310	30,454	5,552	2,066	1,736
–	1,864	1,914	645	–	1,203	–
–	2,963	1,205	–	1,350	242	–
–	3,142	–	–	–	445	233
–	–	69	263	89	97	–
–	–	42	187	838	4,802	524
5	15	9	54	19	18	14
260,554	635,942	546,945	2,589,218	942,514	1,164,072	764,020
–	–	41,488	58	75,269	2,924	3,200
306	977	515	3,527	2,088	853	1,226
–	–	–	–	311	–	–
42	162	104	552	180	193	89
20	133	93	517	64	158	59
–	–	58,281	–	–	82,597	–
–	–	920	2,406	186	5,934	–
–	–	614	–	15,113	208	–
–	–	–	–	–	350	–
–	–	–	16,770	–	1,058	–
–	–	–	–	–	299,301	–
–	–	–	–	–	297	–
–	1,017	79	7,240	1,722	4,030	493
–	–	–	–	6	–	–
–	4	1,237	50,283	4,713	406	2,486
28	105	269	1,426	321	223	228
–	–	–	2	1	–	–
–	–	–	–	19	–	–
19	49	47	197	112	356	47
415	2,447	103,647	82,978	100,105	398,888	7,828
$260,139	$633,495	$443,298	$2,506,240	$842,409	$765,184	$756,192
$258,377	$486,724	$299,693	$1,370,724	$883,363	$1,002,615	$436,619
2,015	–	113,144	–	–	–	–
–	–	3,029	2,508	5,650	(296)	72,273
–	–	1,446	–	5	(1,808)	–
–	1,641	442	–	(4,113)	149	–
–	2,357	–	–	122	150	112
–	–	(62,770)	–	–	(93,864)	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	257

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2020 (Unaudited)

	Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$196,147
Total distributable earnings/(loss)	19
Net Assets	$196,166
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
	($189,392,904 18,938,385 shares	÷ )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.00
	($6,773,583 677,201 shares	÷ )

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
$266,104		$523,047		$490,092		$2,912,116		$945,894		$993,457		$762,115
(5,965)		110,448		(46,794)		(405,876)		(103,485)		(228,273)		(5,923)
$260,139		$633,495		$443,298		$2,506,240		$842,409		$765,184		$756,192
$9.96		$11.35		$8.98		$8.68		$9.51		$7.47		$9.99
($236,082,797	÷	($595,627,330	÷	($435,209,550	÷	($2,328,337,034	÷	($699,884,335	÷	($720,952,982	÷	($713,029,088	÷
23,706,152 shares	)	52,495,116 shares	)	48,467,625 shares	)	268,139,994 shares	)	73,604,629 shares	)	96,544,755 shares	)	71,402,710 shares	)
$10.00		$11.36		$8.97		$8.74		$9.51		$7.47		$10.00
($24,055,714	÷	($37,867,310	÷	($8,088,139	÷	($177,903,048	÷	($142,524,534	÷	($44,231,453	÷	($43,163,307	÷
2,406,155 shares	)	3,333,917 shares	)	901,367 shares	)	20,350,671 shares	)	14,989,364 shares	)	5,921,890 shares	)	4,315,642 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	259

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2020 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$24,933	$20,305	$8,831
Income from affiliated investments(1)	134	108	103
Interest income	4	3	3
Security lending income - net(1) (2)	124	56	29
Less: foreign taxes withheld	(158)	(251)	(20)
Total Investment Income	25,037	20,221	8,946
Expenses:
Investment advisory fees	4,459	2,314	3,024
Administration fees	3,183	1,983	2,257
Shareholder servicing fees Class F	2,699	1,461	1,680
Shareholder servicing fees Class I	–	4	3
Trustees’ fees	21	12	14
Chief compliance officer fees	6	4	4
Administration servicing fees Class I	–	4	3
Printing fees	133	77	87
Professional fees	58	33	38
Custodian/Wire agent fees	56	33	36
Registration fees	40	23	25
Pricing fees	18	11	11
Other expenses	16	9	10
Total Expenses	10,689	5,968	7,192
Less:
Waiver of investment advisory fees	(314)	(158)	(556)
Waiver of shareholder servicing fees Class F	(22)	(12)	(13)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(314)	(85)	(85)
Net Expenses	10,039	5,713	6,538
Net Investment Income (Loss)	14,998	14,508	2,408
Net Realized Gain (Loss) on:
Investments	(11,715)	(30,023)	35,082
Futures contracts	(944)	(2,440)	(1,886)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(352,244)	(300,927)	(108,530)
Affiliated investments	2	(2)	–
Futures contracts	1,126	474	808
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Decrease in Net Assets Resulting from Operations	$(348,777)	$(318,410)	$(72,118)

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$5,009	$43,685	$8,745	$3,966	$3,777	$19	$6,660
153	152	95	77	90	49	118
4	2	3	77	–	1,337	118
7	405	2	115	45	127	138
–	(391)	–	(8)	(4)	(3)	(13)
5,173	43,853	8,845	4,227	3,908	1,529	7,021

131	8,078	128	1,906	1,028	1,076	2,807
786	4,450	939	880	474	497	1,296
655	4,484	1,061	693	338	370	957
–	–	6	–	2	2	–
4	36	8	5	3	3	8
1	14	2	2	1	1	2
–	–	6	–	2	2	–
30	234	50	34	18	19	50
12	101	21	15	8	8	22
11	97	21	14	8	8	21
8	61	14	11	5	6	17
6	29	8	7	4	4	9
23	27	25	4	2	2	6
1,667	17,611	2,289	3,571	1,893	1,998	5,195

(79)	–	(43)	(221)	(123)	(180)	(332)
(393)	(36)	(849)	(6)	(3)	(3)	(115)
–	–	(1)	–	–	–	–
(537)	(132)	(309)	(36)	(15)	(15)	(55)
658	17,443	1,087	3,308	1,752	1,800	4,693
4,515	26,410	7,758	919	2,156	(271)	2,328

(1,935)	(21,884)	24,002	(56,134)	(18,474)	(17,083)	(16,462)
(6,121)	(1,547)	(3,398)	(288)	(191)	(20)	–

(79,523)	(572,063)	(130,881)	(91,567)	(91,107)	(61,092)	(208,931)
(34)	4	–	2	2	3	12
290	82	216	(177)	144	64	–
–	(9)	–	–	–	–	–
$(82,808)	$(569,007)	$(102,303)	$(147,245)	$(107,470)	$(78,399)	$(223,053)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	261

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2020 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$1,184	$24,964	$15,130
Income from affiliated investments(1)	18	310	104
Interest income	–	5	33
Security lending income - net(1) (2)	–	–	–
Less: foreign taxes withheld	(1)	(225)	(1,119)
Total Investment Income	1,201	25,054	14,148
Expenses:
Investment advisory fees	205	5,968	4,114
Administration fees	154	2,677	1,899
Shareholder servicing fees Class F	124	1,118	1,295
Shareholder servicing fees Class I	1	2	1
Trustees’ fees	1	16	11
Administration servicing fees Class I	1	2	1
Chief compliance officer fees	–	5	3
Printing fees	6	106	73
Professional fees	3	46	32
Registration fees	2	29	23
Custodian/Wire agent fees	2	44	80
Pricing fees	2	15	18
Other expenses	–	13	11
Total Expenses	501	10,041	7,561
Less:
Waiver of investment advisory fees	–	(2,393)	(684)
Waiver of shareholder servicing fees Class F	(1)	(9)	(10)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	–	(533)	(113)
Fees paid indirectly	–	–	–
Net Expenses	500	7,106	6,754
Net Investment Income	701	17,948	7,394
Net Realized Gain (Loss) on:
Investments	(449)	23,059	50,185
Affiliated investments	–	–	–
Futures contracts	–	(1,222)	(2,729)
Foreign currency translation	–	(11)	(123)
Forward foreign currency contracts	–	–	12,700
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,410)	(384,780)	(268,266)
Affiliated investments	–	–	–
Futures contracts	–	1,677	(163)
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1	(171)	26
Forward foreign currency contracts	–	–	(6,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,157)	$(343,500)	$(207,514)

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$15,112	$5,100	$1,957	$–	$583	$–	$–
158	53	24	863	477	–	–
3	9	–	60,902	50,754	2,478	1,328
–	–	–	138	–	–	–
(113)	(532)	–	(203)	–	–	–
15,160	4,630	1,981	61,700	51,814	2,478	1,328

3,524	1,240	422	5,841	3,897	134	92
1,626	858	195	3,350	1,585	267	184
1,245	420	118	4,752	1,756	306	215
–	–	1	6	13	–	–
10	3	1	38	14	2	2
–	–	1	6	13	–	–
3	1	–	12	4	1	–
63	22	7	244	93	15	11
27	9	3	105	40	7	4
18	6	2	68	27	5	3
26	47	3	101	37	6	4
9	12	1	239	101	5	6
7	2	2	29	14	2	1
6,558	2,620	756	14,791	7,594	750	522

(1,159)	(524)	(49)	(1,133)	(610)	(53)	(37)
(10)	(3)	(1)	(38)	(14)	(184)	(129)
–	–	–	(1)	(2)	–	–
(68)	(30)	–	(108)	(55)	(120)	(85)
–	–	(8)	–	–	–	–
5,321	2,063	698	13,511	6,913	393	271
9,839	2,567	1,283	48,189	44,901	2,085	1,057

7,859	(6,691)	2,865	82,830	(8,674)	–	(12)
–	–	–	9	–	–	–
(1,739)	(1,997)	–	29,335	–	–	–
23	(37)	–	367	–	–	–
–	–	–	525	–	–	–
–	–	–	(1,974)	–	–	–
–	–	–	(16,772)	(783)	–	–

(190,892)	(52,869)	(35,090)	(83,413)	(235,527)	(188)	(55)
–	–	–	40	–	–	–
105	543	–	24,587	–	–	–
–	–	–	(1,220)	–	–	–
–	–	–	(3,163)	–	–	–
–	–	–	(8,694)	44	–	–
3	26	–	656	(7)	–	–
(72)	–	–	(5,423)	–	–	–
$(174,874)	$(58,458)	$(30,942)	$65,879	$(200,046)	$1,897	$990

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	263

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2020 (Unaudited)

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$7,904
Income from affiliated investments(1)	11	–
Interest income	1,704	–
Less: foreign taxes withheld	–	(96)
Total Investment Income	1,715	7,808
Expenses:
Shareholder servicing fees Class F	287	919
Investment advisory fees	280	2,370
Administration fees	254	1,185
Trustees’ fees	2	7
Chief compliance officer fees	1	2
Printing fees	15	46
Professional fees	6	20
Custodian/Wire agent fees	6	10
Registration fees	4	15
Pricing fees	2	8
Dividend expense on securities sold short	–	–
Interest expense	–	–
Other expenses	2	8
Total Expenses	859	4,590
Less:
Waiver of investment advisory fees	(114)	(1,634)
Waiver of shareholder servicing fees Class F	(172)	–
Waiver of administration fees	(10)	(52)
Net Expenses	563	2,904
Net Investment Income	1,152	4,904
Net Realized Gain (Loss) on:
Investments	174	16,066
Securities sold short	–	–
Futures contracts	–	(9,360)
Foreign currency translation	–	59
Forward foreign currency contracts	–	2,610
Purchased and written options	–	(36)
Swap contracts	–	–
Capital gains on Investments	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(595)	(109,669)
Securities sold short	–	–
Futures contracts	–	483
Purchased and written options	–	1,322
Purchased and written swaptions	–	1,049
Swap contracts	–	1,864
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–
Forward foreign currency contracts	–	(4,706)
Net Increase (Decrease) in Net Assets Resulting from Operations	$731	$(95,414)

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$3,132	$2,839	$1,176	$2,416	$481
1,086	–	–	–	–
3,252	14,070	22,706	9,126	4,991
–	(128)	(78)	–	–
7,470	16,781	23,804	11,542	5,472

585	3,300	1,030	996	868
3,582	10,706	2,962	2,336	1,484
716	3,707	1,481	1,274	1,113
4	25	9	8	7
1	8	3	2	2
27	165	57	49	43
12	72	25	22	18
12	52	22	24	19
8	49	16	15	12
29	53	107	40	10
927	–	–	182	–
–	–	–	1,880	–
3	20	11	6	12
5,906	18,157	5,723	6,834	3,588

(1,908)	(1,569)	(891)	(926)	(148)
(5)	–	(618)	–	(521)
(116)	(128)	(333)	(74)	(628)
3,877	16,460	3,881	5,834	2,291
3,593	321	19,923	5,708	3,181

(18,622)	(3,367)	(8,832)	4,969	1,526
5,102	–	2	(3,996)	–
355	(178,205)	1,197	(5,968)	(6,805)
(495)	(11,827)	(654)	297	(1,694)
(94)	14,962	651	(146)	2,277
(35)	–	4,842	(186)	(1,764)
1,554	(6,769)	(6,039)	(5,367)	26
600	–	–	–	–

(27,246)	(47,931)	(119,174)	(68,874)	(3,500)
5,650	–	–	22,598	–
(82)	43,695	4,573	(18,722)	5,778
262	–	(11,044)	16	(138)
17	–	(121)	(55)	212
488	5,818	(3,551)	(4,149)	(1,090)
69	96	(232)	(9)	824
2,014	(27,943)	182	1,733	(1,340)
$(26,870)	$(211,150)	$(118,277)	$(72,151)	$(2,507)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	265

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2020 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
Operations:
Net investment income	$14,998	$32,380	$14,508	$29,250	$2,408	$5,610
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(12,659)	148,452	(32,463)	24,486	33,196	85,495
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(351,116)	(163,223)	(300,455)	(69,325)	(107,722)	(59,618)
Net change in unrealized depreciation on foreign currency transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(348,777)	17,609	(318,410)	(15,589)	(72,118)	31,487
Distributions:
Class F:	(145,646)	(295,855)	(32,587)	(125,494)	(76,129)	(159,034)
Class I:	N/A	N/A	(78)	(416)	(159)	(409)
Class Y:	(8,724)	(16,757)	(4,376)	(14,445)	(9,519)	(16,121)
Total Distributions	(154,370)	(312,612)	(37,041)	(140,355)	(85,807)	(175,564)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	152,649	309,655	80,386	179,691	90,291	201,096
Reinvestment of dividends & distributions	135,392	275,753	30,526	117,869	71,234	149,836
Cost of shares redeemed	(316,043)	(585,006)	(130,160)	(251,243)	(199,014)	(320,107)
Net increase (decrease) from Class F transactions	(28,002)	402	(19,248)	46,317	(37,489)	30,825
Class I:
Proceeds from shares issued	N/A	N/A	230	474	188	251
Reinvestment of dividends & distributions	N/A	N/A	64	352	124	328
Cost of shares redeemed	N/A	N/A	(520)	(1,713)	(484)	(1,440)
Net decrease from Class I transactions	N/A	N/A	(226)	(887)	(172)	(861)
Class Y:
Proceeds from shares issued	23,759	34,843	10,898	32,803	10,533	32,757
Reinvestment of dividends & distributions	8,482	16,435	4,073	13,345	8,872	14,845
Cost of shares redeemed	(35,321)	(42,514)	(10,989)	(22,818)	(15,932)	(18,760)
Net increase (decrease) from Class Y transactions	(3,080)	8,764	3,982	23,330	3,473	28,842
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(31,082)	9,166	(15,492)	68,760	(34,188)	58,806
Net Increase (Decrease) in Net Assets	(534,229)	(285,837)	(370,943)	(87,184)	(192,113)	(85,271)
Net Assets
Beginning of period	2,290,619	2,576,456	1,344,514	1,431,698	1,474,065	1,559,336
End of period	$1,756,390	$2,290,619	$973,571	$1,344,514	$1,281,952	$1,474,065

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
$4,515	$5,721	$26,410	$47,598	$7,758	$15,638	$919	$775

(8,056)	(608)	(23,431)	295,617	20,604	24,706	(56,422)	(22,810)

(79,267)	13,938	(571,977)	(295,788)	(130,665)	(14,610)	(91,742)	(56,476)
—	—	(9)	(3)	—	—	—	—
(82,808)	19,051	(569,007)	47,424	(102,303)	25,734	(147,245)	(78,511)

(4,576)	(5,451)	(283,964)	(64,986)	(31,642)	(31,490)	(522)	(74,808)
N/A	N/A	N/A	N/A	(173)	(192)	N/A	N/A
N/A	N/A	(36,293)	(8,049)	N/A	N/A	(70)	(4,030)
(4,576)	(5,451)	(320,257)	(73,035)	(31,815)	(31,682)	(592)	(78,838)

205,164	268,892	192,806	342,200	144,555	135,414	46,813	98,992
4,374	5,298	250,504	58,238	28,696	28,773	488	70,168
(96,687)	(66,004)	(382,434)	(599,967)	(169,260)	(236,134)	(60,872)	(155,413)
112,851	208,186	60,876	(199,529)	3,991	(71,947)	(13,571)	13,747

N/A	N/A	N/A	N/A	616	1,344	N/A	N/A
N/A	N/A	N/A	N/A	126	141	N/A	N/A
N/A	N/A	N/A	N/A	(1,653)	(2,513)	N/A	N/A
N/A	N/A	N/A	N/A	(911)	(1,028)	N/A	N/A

N/A	N/A	21,355	117,948	N/A	N/A	6,702	10,596
N/A	N/A	33,416	7,424	N/A	N/A	68	3,920
N/A	N/A	(62,529)	(54,771)	N/A	N/A	(7,268)	(10,349)
N/A	N/A	(7,758)	70,601	N/A	N/A	(498)	4,167
112,851	208,186	53,118	(128,928)	3,080	(72,975)	(14,069)	17,914
25,467	221,786	(836,146)	(154,539)	(131,038)	(78,923)	(161,906)	(139,435)

455,657	233,871	3,991,140	4,145,679	832,268	911,191	587,388	726,823
$481,124	$455,657	$3,154,994	$3,991,140	$701,230	$832,268	$425,482	$587,388

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	267

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2020 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
Operations:
Net investment income (loss)	$2,156	$4,290	$(271)	$(1,055)	$2,328	$4,909
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(18,665)	(8,053)	(17,103)	9,239	(16,462)	23,279
Net realized gain (loss) on foreign currency transactions	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(90,961)	(33,235)	(61,025)	(67,363)	(208,919)	(113,986)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(107,470)	(36,998)	(78,399)	(59,179)	(223,053)	(85,798)
Distributions:
Class F:	(2,006)	(29,995)	(10,166)	(41,646)	(18,091)	(63,835)
Class I:	(11)	(212)	(51)	(251)	N/A	N/A
Class Y:	(383)	(4,029)	(1,146)	(3,853)	(2,430)	(6,755)
Total Distributions	(2,400)	(34,236)	(11,363)	(45,750)	(20,521)	(70,590)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	21,895	54,837	21,605	55,306	51,721	102,250
Reinvestment of dividends & distributions	1,854	27,807	9,353	38,613	15,798	56,476
Cost of shares redeemed	(26,986)	(81,438)	(34,249)	(90,200)	(80,184)	(151,575)
Net increase (decrease) from Class F transactions	(3,237)	1,206	(3,291)	3,719	(12,665)	7,151
Class I:
Proceeds from shares issued	269	259	74	233	N/A	N/A
Reinvestment of dividends & distributions	10	193	45	222	N/A	N/A
Cost of shares redeemed	(304)	(671)	(190)	(638)	N/A	N/A
Net increase (decrease) from Class I transactions	(25)	(219)	(71)	(183)	N/A	N/A
Class Y:
Proceeds from shares issued	7,134	11,726	1,933	7,975	11,096	28,800
Reinvestment of dividends & distributions	348	3,600	1,059	3,500	2,239	6,186
Cost of shares redeemed	(5,824)	(4,597)	(2,469)	(3,780)	(11,828)	(12,313)
Net increase (decrease) from Class Y transactions	1,658	10,729	523	7,695	1,507	22,673
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(1,604)	11,716	(2,839)	11,231	(11,158)	29,824
Net Increase (Decrease) in Net Assets	(111,474)	(59,518)	(92,601)	(93,698)	(254,732)	(126,564)
Net Assets
Beginning of period	320,618	380,136	328,562	422,260	869,809	996,373
End of period	$209,144	$320,618	$235,961	$328,562	$615,077	$869,809

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019

$701	$984	$17,948	$34,242	$7,394	$21,326	$9,839	$17,609	$2,567	$9,372

(449)	1,422	21,837	52,998	60,156	60,097	6,120	21,499	(8,688)	(14,157)
—	—	(11)	14	(123)	(223)	23	12	(37)	(168)

(26,410)	(8,125)	(383,103)	55,270	(274,967)	(26,809)	(190,859)	32,891	(52,326)	(5,531)

1	—	(171)	12	26	(134)	3	(1)	26	(53)
(26,157)	(5,719)	(343,500)	142,536	(207,514)	54,257	(174,874)	72,010	(58,458)	(10,537)

(1,869)	(12,623)	(34,495)	(105,056)	(55,847)	(101,358)	(30,232)	(44,612)	(9,743)	(8,199)
(12)	(87)	(52)	(135)	(55)	(108)	N/A	N/A	N/A	N/A
(53)	(311)	(37,360)	(81,972)	(13,197)	(20,528)	(2,787)	(3,717)	(1,383)	(723)
(1,934)	(13,021)	(71,907)	(187,163)	(69,099)	(121,994)	(33,019)	(48,329)	(11,126)	(8,922)

8,536	24,664	110,422	183,689	111,553	211,241	83,919	158,385	46,840	88,055
1,497	10,607	30,171	92,447	48,789	89,285	26,101	38,922	8,442	7,132
(18,020)	(46,408)	(166,345)	(258,088)	(168,374)	(368,666)	(149,372)	(244,162)	(44,643)	(99,655)
(7,987)	(11,137)	(25,752)	18,048	(8,032)	(68,140)	(39,352)	(46,855)	10,639	(4,468)

32	68	49	99	17	52	N/A	N/A	N/A	N/A
12	87	52	136	55	107	N/A	N/A	N/A	N/A
(64)	(145)	(53)	(37)	(58)	(262)	N/A	N/A	N/A	N/A
(20)	10	48	198	14	(103)	N/A	N/A	N/A	N/A

968	820	261,896	345,664	47,194	58,645	11,065	26,597	15,497	25,853
51	303	35,861	79,025	12,675	19,814	2,383	3,186	1,164	656
(1,054)	(1,079)	(239,162)	(177,991)	(44,625)	(79,807)	(11,303)	(23,512)	(2,741)	(8,693)
(35)	44	58,595	246,698	15,244	(1,348)	2,145	6,271	13,920	17,816
(8,042)	(11,083)	32,891	264,944	7,226	(69,591)	(37,207)	(40,584)	24,559	13,348
(36,133)	(29,823)	(382,516)	220,317	(269,387)	(137,328)	(245,100)	(16,903)	(45,025)	(6,111)

105,600	135,423	1,838,132	1,617,815	1,281,941	1,419,269	1,092,519	1,109,422	374,778	380,889
$69,467	$105,600	$1,455,616	$1,838,132	$1,012,554	$1,281,941	$847,419	$1,092,519	$329,753	$374,778

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	269

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2020 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund

	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
Operations:
Net investment income	$ 1,283	$2,027	$ 48,189	$112,715	$ 44,901	$90,754
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	2,865	6,143	93,953	113,650	(9,457)	(26,555)
Net realized gain (loss) on foreign currency transactions	—	—	367	89	—	(19)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options,swaptions and swap contracts	(35,090)	13,728	(77,286)	174,981	(235,483)	668
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	656	(133)	(7)	4

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,942)	21,898	65,879	401,302	(200,046)	64,852
Distributions:
Class F:	(7,227)	(7,988)	(84,074)	(105,441)	(47,016)	(101,351)
Class I:	(30)	(38)	(108)	(140)	(330)	(947)
Class Y:	(2,743)	(3,036)	(10,187)	(13,099)	(6,385)	(12,864)
Total Distributions	(10,000)	(11,062)	(94,369)	(118,680)	(53,731)	(115,162)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	10,324	18,959	373,643	645,579	117,433	382,850
Reinvestment of dividends & distributions	6,483	7,205	76,582	96,013	41,796	91,087
Cost of shares redeemed	(23,302)	(24,304)	(439,140)	(839,862)	(251,861)	(469,186)
Net increase (decrease) from Class F transactions	(6,495)	1,860	11,085	(98,270)	(92,632)	4,751
Class I:
Proceeds from shares issued	5	15	140	2,911	64	39,520
Reinvestment of dividends & distributions	31	38	76	90	13	34
Cost of shares redeemed	(2)	(119)	(796)	(4,494)	(11,412)	(27,621)
Net increase (decrease) from Class I transactions	34	(66)	(580)	(1,493)	(11,335)	11,933
Class Y:
Proceeds from shares issued	3,747	3,410	48,261	93,300	20,992	38,845
Reinvestment of dividends & distributions	2,639	2,928	9,703	12,493	6,140	12,435
Cost of shares redeemed	(10,523)	(8,443)	(64,891)	(88,723)	(31,295)	(38,405)
Net increase (decrease) from Class Y transactions	(4,137)	(2,105)	(6,927)	17,070	(4,163)	12,875
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(10,598)	(311)	3,578	(82,693)	(108,130)	29,559
Net Increase (Decrease) in Net Assets	(51,540)	10,525	(24,912)	199,929	(361,907)	(20,751)
Net Assets
Beginning of period	141,892	131,367	4,199,900	3,999,971	1,641,874	1,662,625
End of period	$ 90,352	$141,892	$ 4,174,988	$4,199,900	$ 1,279,967	$1,641,874

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
$2,085	$6,007	$1,057	$2,440	$1,152	$4,006	$4,904	$10,693

–	3	(12)	(15)	174	(963)	9,280	(1,732)
–	–	–	–	–	–	59	133

(188)	52	(55)	9	(595)	4,672	(109,657)	4,712

–	–	–	–	–	–	–	–
1,897	6,062	990	2,434	731	7,715	(95,414)	13,806

(1,879)	(5,429)	(894)	(2,180)	(732)	(5,929)	(12,413)	(13,354)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(186)	(600)	(68)	(265)	(85)	(498)	(929)	(1,480)
(2,065)	(6,029)	(962)	(2,445)	(817)	(6,427)	(13,342)	(14,834)

162,029	206,921	61,215	60,601	41,085	49,003	57,692	111,407
1,393	3,877	703	1,729	597	4,848	11,597	12,489
(61,906)	(191,485)	(34,920)	(62,291)	(32,930)	(66,483)	(96,280)	(196,738)
101,516	19,313	26,998	39	8,752	(12,632)	(26,991)	(72,842)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

5,919	12,925	732	24,766	5,166	12,434	7,428	14,041
177	572	67	263	81	483	911	1,468
(9,342)	(17,872)	(10,754)	(19,426)	(5,509)	(5,418)	(35,432)	(23,620)
(3,246)	(4,375)	(9,955)	5,603	(262)	7,499	(27,093)	(8,111)
98,270	14,938	17,043	5,642	8,490	(5,133)	(54,084)	(80,953)
98,102	14,971	17,071	5,631	8,404	(3,845)	(162,840)	(81,981)

252,291	237,320	179,095	173,464	251,735	255,580	796,335	878,316
$350,393	$252,291	$196,166	$179,095	$260,139	$251,735	$633,495	$796,335

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	271

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2020 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund
	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019
Operations:
Net investment income	$3,593	$5,974	$321	$21,969	$19,923	$39,713
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(11,740)	(13,928)	(173,379)	301,569	(8,179)	15,982
Net realized gain (loss) on foreign currency transactions	(495)	(733)	(11,827)	(3,420)	(654)	(589)
Capital gain distribution from investment	600	1,408	—	—	—	—
Capital gain distribution from affiliated investment	—	860	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(18,897)	4,876	(26,361)	(5,582)	(129,135)	19,743
Net change in unrealized appreciation (depreciation) on foreign currency transactions	69	(49)	96	52	(232)	(48)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,870)	(1,592)	(211,150)	314,588	(118,277)	74,801
Distributions:
Class F:	(4,719)	(22,445)	(310,159)	(77,746)	(20,234)	(29,533)
Class Y:	(113)	(259)	(25,800)	(6,828)	(4,098)	(6,182)
Total Distributions	(4,832)	(22,704)	(335,959)	(84,574)	(24,332)	(35,715)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	42,072	79,490	202,218	361,262	96,713	148,293
Reinvestment of dividends & distributions	4,272	20,412	285,126	71,475	17,348	25,251
Cost of shares redeemed	(52,149)	(113,170)	(311,753)	(639,447)	(111,366)	(205,060)
Net increase (decrease) from Class F transactions	(5,805)	(13,268)	175,591	(206,710)	2,695	(31,516)
Class Y:
Proceeds from shares issued	733	6,056	23,453	37,011	18,706	26,223
Reinvestment of dividends & distributions	105	248	25,402	6,790	3,953	6,071
Cost of shares redeemed	(1,983)	(2,300)	(51,535)	(70,103)	(18,168)	(52,483)
Net increase (decrease) from Class Y transactions	(1,145)	4,004	(2,680)	(26,302)	4,491	(20,189)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,950)	(9,264)	172,911	(233,012)	7,186	(51,705)
Net Increase (Decrease) in Net Assets	(38,652)	(33,560)	(374,198)	(2,998)	(135,423)	(12,619)
Net Assets
Beginning of period	481,950	515,510	2,880,438	2,883,436	977,832	990,451
End of period	$443,298	$481,950	$2,506,240	$2,880,438	$842,409	$977,832

(1)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

272	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
10/01/19 to 03/31/20	2019	10/01/19 to 03/31/20	2019

$5,708	$14,581	$3,181	$10,484

(10,694)	(40,740)	(4,740)	12,578
297	255	(1,694)	1,013
—	—	—	—
—	—	—	—

(67,453)	20,224	(78)	3,473

(9)	(10)	824	(7)
(72,151)	(5,690)	(2,507)	27,541

(12,032)	(14,874)	(24,500)	(3,555)
(920)	(1,199)	(1,745)	(268)
(12,952)	(16,073)	(26,245)	(3,823)

77,484	132,517	134,249	155,874
11,038	13,675	19,404	2,824
(86,042)	(187,767)	(98,512)	(178,960)
2,480	(41,575)	55,141	(20,262)

4,465	12,906	4,147	10,967
899	1,168	1,705	267
(11,865)	(20,431)	(8,759)	(9,643)
(6,501)	(6,357)	(2,907)	1,591
(4,021)	(47,932)	52,234	(18,671)
(89,124)	(69,695)	23,482	5,047

854,308	924,003	732,710	727,663
$765,184	$854,308	$756,192	$732,710

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	273

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six months ended March 31, 2020

Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:

Net Decrease in Net Assets from Operations	$(72,151)

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:

Purchase of Investment Securities	(526,510)

Proceeds from Disposition of Investment Securities	556,764

Proceeds from Securities Sold Short	8,456

Purchases to Cover Securities Sold Short	(16,874)

Purchased Options/Purchases to Cover Written Options	(247)

Proceeds from Sale of Options/Expired Options	(30)

Amortization (Accretion of Market Discount)	(2,788)

Net Realized (Gain) Loss on:

Investments and Securities Sold Short	(1,014)

Options	186

Net Change in Unrealized (Appreciation) Depreciation on:

Investments and Securities Sold Short	46,276

Options	(16)

Changes in Assets:

Cash Collateral on Swaps	(3,816)

Cash Collateral on Futures	(3,040)

Foreign Currency, at Value	27

Receivable for Investment Securities Sold	6,003

Dividends and Interest Receivable	163

OTC Swaptions, at value	(445)

OTC Swap Contracts., at Value	(1,046)

Unrealized Loss on forward foreign currency contracts	(1,753)

Receivable for Variation Margin	(3,737)

Foreign Tax Reclaim receivable	(39)

Prepaid Expenses	(5)

Changes in Liabilities:

Administration Fees Payable	(2)

Shareholder Servicing Fees Payable	(7)

Payable for Investment Securities Purchased	(3,459)

OTC Swap Contracts, at Value	3,419

OTC Swaptions, at Value	350

Payable for Variation Margin	1,750

Investment Advisory Fees Payable	(11)

Due to Broker	590

Unrealized Gain on Forward Foreign Currency Contracts	20

Unrealized Loss on Foreign Currency Spot Contracts	(4)

Overdraft of Foreign Currency, at Value	297

Interest payable	(4)

Accrued Expenses Payable	(364)

Net Cash Provided by Operating Activities	(13,061)
Cash Flows from Financing Activities

Reverse Repurchase Agreements	77,339

Dividends and Distributions	(12,952)

Proceeds from Shares Issued	82,095

Reinvestment of Dividends and Distributions	11,937

Cost of Shares Redeemed	(97,602)

Net Cash Provided by Financing Activities	60,817

Net Change in Cash	47,756

Cash at Beginning of Period	$117,567

Cash at End of Period	$165,323

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2020@	$13.94	$0.09	$(2.21)	$(2.12)	$(0.10)	$(0.86)	$(0.96)	$10.86	(16.78)%	$1,655,868	0.89%		0.89%		0.95%		1.30%	34%
2019	15.92	0.19	(0.22)	(0.03)	(0.18)	(1.77)	(1.95)	13.94	1.17	2,158,883	0.89		0.89		0.95		1.37	72
2018	14.65	0.13	2.22	2.35	(0.12)	(0.96)	(1.08)	15.92	16.80	2,439,320	0.89		0.89		0.94		0.87	80
2017	12.54	0.12	2.11	2.23	(0.12)	—	(0.12)	14.65	17.88	2,362,180	0.89		0.89		0.95		0.91	100
2016	13.71	0.12	1.16	1.28	(0.12)	(2.33)	(2.45)	12.54	10.15	2,237,663	0.91	(2)	0.91	(2)	0.99	(2)	1.01	68
2015	15.19	0.11	(0.30)	(0.19)	(0.09)	(1.20)	(1.29)	13.71	(1.73)	2,483,582	0.89		0.89		0.97		0.74	110
Class Y
2020@	$13.95	$0.11	$(2.22)	$(2.11)	$(0.11)	$(0.86)	$(0.97)	$10.87	(16.67)%	$100,522	0.64%		0.64%		0.70%		1.55%	34%
2019	15.93	0.22	(0.22)	—	(0.21)	(1.77)	(1.98)	13.95	1.44	131,736	0.64		0.64		0.70		1.62	72
2018	14.66	0.17	2.22	2.39	(0.16)	(0.96)	(1.12)	15.93	17.08	137,136	0.64		0.64		0.69		1.11	80
2017	12.55	0.16	2.10	2.26	(0.15)	—	(0.15)	14.66	18.16	156,329	0.64		0.64		0.70		1.16	100
2016	13.71	0.16	1.16	1.32	(0.15)	(2.33)	(2.48)	12.55	10.50	164,611	0.66	(2)	0.66	(2)	0.74	(2)	1.26	68
2015(3)	14.62	0.11	(0.94)	(0.83)	(0.08)	—	(0.08)	13.71	(5.74)	156,158	0.64		0.64		0.72		1.03	110
Large Cap Value Fund
Class F
2020@	$23.25	$0.25	$(5.78)	$(5.53)	$(0.22)	$(0.43)	$(0.65)	$17.07	(24.59)%	$858,044	0.89%		0.89%		0.93%		2.17%	29%
2019	26.21	0.50	(0.92)	(0.42)	(0.48)	(2.06)	(2.54)	23.25	(0.91)	1,190,700	0.89		0.89		0.93		2.17	52
2018	24.70	0.39	2.39	2.78	(0.37)	(0.90)	(1.27)	26.21	11.54	1,285,571	0.89		0.89		0.93		1.51	83
2017	21.20	0.32	3.49	3.81	(0.31)	—	(0.31)	24.70	18.13	1,261,075	0.89		0.89		0.93		1.38	76
2016	22.35	0.32	1.78	2.10	(0.30)	(2.95)	(3.25)	21.20	10.16	1,300,029	0.91	(2)	0.91	(2)	0.95	(2)	1.56	70
2015	25.71	0.32	(1.72)	(1.40)	(0.25)	(1.71)	(1.96)	22.35	(6.15)	1,300,033	0.89		0.90		0.93		1.29	96
Class I
2020@	$23.27	$0.22	$(5.78)	$(5.56)	$(0.19)	$(0.43)	$(0.62)	$17.09	(24.65)%	$2,048	1.11%		1.11%		1.18%		1.94%	29%
2019	26.23	0.45	(0.93)	(0.48)	(0.42)	(2.06)	(2.48)	23.27	(1.14)	3,042	1.11		1.11		1.18		1.95	52
2018	24.71	0.33	2.40	2.73	(0.31)	(0.90)	(1.21)	26.23	11.30	4,427	1.11		1.11		1.18		1.29	83
2017	21.21	0.27	3.49	3.76	(0.26)	—	(0.26)	24.71	17.84	4,666	1.11		1.11		1.18		1.16	76
2016	22.35	0.28	1.78	2.06	(0.25)	(2.95)	(3.20)	21.21	9.93	6,165	1.13	(2)	1.13	(2)	1.20	(2)	1.33	70
2015	25.71	0.27	(1.72)	(1.45)	(0.20)	(1.71)	(1.91)	22.35	(6.34)	7,477	1.11		1.12		1.18		1.06	96
Class Y
2020@	$23.26	$0.28	$(5.79)	$(5.51)	$(0.25)	$(0.43)	$(0.68)	$17.07	(24.53)%	$113,479	0.64%		0.64%		0.68%		2.42%	29%
2019	26.21	0.55	(0.91)	(0.36)	(0.53)	(2.06)	(2.59)	23.26	(0.62)	150,772	0.64		0.64		0.69		2.41	52
2018	24.70	0.45	2.40	2.85	(0.44)	(0.90)	(1.34)	26.21	11.82	141,700	0.64		0.64		0.68		1.77	83
2017	21.21	0.38	3.48	3.86	(0.37)	—	(0.37)	24.70	18.37	120,357	0.64		0.64		0.69		1.63	76
2016(4)	23.90	0.35	0.16	0.51	(0.25)	(2.95)	(3.20)	21.21	2.88	22,004	0.66	(2)	0.66	(2)	0.70	(2)	1.89	70

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	275

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2020@	$35.79	$0.05	$(1.79)	$(1.74)	$(0.06)	$(2.09)	$(2.15)	$31.90	(5.61)%	$1,136,463	0.89%		0.89%		0.98%		0.29%	26%
2019	39.89	0.13	0.22	0.35	(0.12)	(4.33)	(4.45)	35.79	2.43	1,314,152	0.89		0.89		0.98		0.36	88
2018	34.72	0.06	8.03	8.09	(0.05)	(2.87)	(2.92)	39.89	24.74	1,416,472	0.89		0.89		0.98		0.16	75
2017	29.74	0.06	4.96	5.02	(0.04)	—	(0.04)	34.72	16.89	1,364,210	0.89		0.89		0.98		0.20	95
2016	32.22	0.02	3.02	3.04	(0.01)	(5.51)	(5.52)	29.74	9.77	1,421,656	0.91	(2)	0.91	(2)	1.00	(2)	0.06	93
2015	33.82	0.08	0.97	1.05	(0.05)	(2.60)	(2.65)	32.22	2.87	1,442,646	0.89		0.89		0.98		0.24	110
Class I
2020@	$34.86	$0.01	$(1.73)	$(1.72)	$(0.04)	$(2.09)	$(2.13)	$31.01	(5.72)%	$2,195	1.11%		1.11%		1.23%		0.07%	26%
2019	38.96	0.05	0.21	0.26	(0.03)	(4.33)	(4.36)	34.86	2.22	2,643	1.11		1.11		1.16		0.14	88
2018	34.02	(0.02)	7.84	7.82	(0.01)	(2.87)	(2.88)	38.96	24.42	3,863	1.11		1.11		1.23		(0.06)	75
2017	29.17	(0.01)	4.86	4.85	—	—	—	34.02	16.63	3,607	1.11		1.11		1.23		(0.03)	95
2016	31.75	(0.04)	2.97	2.93	—	(5.51)	(5.51)	29.17	9.54	4,783	1.13	(2)	1.13	(2)	1.25	(2)	(0.15)	93
2015	33.40	0.01	0.96	0.97	(0.02)	(2.60)	(2.62)	31.75	2.65	5,558	1.11		1.11		1.23		0.02	110
Class Y
2020@	$35.84	$0.10	$(1.79)	$(1.69)	$(0.11)	$(2.09)	$(2.20)	$31.95	(5.49)%	$143,294	0.64%		0.64%		0.73%		0.54%	26%
2019	39.96	0.21	0.24	0.45	(0.24)	(4.33)	(4.57)	35.84	2.70	157,270	0.64		0.64		0.73		0.60	88
2018	34.76	0.15	8.04	8.19	(0.12)	(2.87)	(2.99)	39.96	25.04	139,001	0.64		0.64		0.73		0.41	75
2017	29.80	0.14	4.96	5.10	(0.14)	—	(0.14)	34.76	17.17	123,109	0.64		0.64		0.74		0.45	95
2016(3)	34.91	0.07	0.36	0.43	(0.03)	(5.51)	(5.54)	29.80	1.58	20,481	0.66	(2)	0.66	(2)	0.75	(2)	0.25	93
Large Cap Index Fund
Class F
2020@	$10.54	$0.09	$(1.45)	$(1.36)	$(0.08)	$(0.02)	$(0.10)	$9.08	(13.06)%	$481,124	0.25%		0.25%		0.64%		1.72%	3%
2019	10.37	0.18	0.18	0.36	(0.17)	(0.02)	(0.19)	10.54	3.61	455,657	0.25		0.25		0.65		1.81	6
2018(4)	10.00	0.13	0.31	0.44	(0.07)	—	(0.07)	10.37	4.47 ‡	233,871	0.25		0.25		0.64		1.93	6
Tax-Managed Large Cap Fund
Class F
2020@	$27.53	$0.17	$(3.82)	$(3.65)	$(0.17)	$(2.04)	$(2.21	$21.67	(14.88)%	$2,814,982	0.89%		0.89%		0.90%		1.28%	20%
2019	27.66	0.31	0.04	0.35	(0.30)	(0.18)	(0.48)	27.53	1.42	3,543,245	0.89		0.89		0.91		1.20	54
2018	24.11	0.22	3.83	4.05	(0.20)	(0.30)	(0.50)	27.66	16.99	3,773,973	0.89		0.89		0.90		0.84	44
2017	20.74	0.18	3.37	3.55	(0.18)	—	(0.18)	24.11	17.19	3,385,550	0.90	(5)	0.90	(5)	0.94	(5)	0.82	88
2016	19.13	0.19	1.60	1.79	(0.18)	—	(0.18)	20.74	9.42	3,427,251	0.91	(2)	0.91	(2)	1.00	(2)	0.95	89
2015	19.64	0.14	(0.52)	(0.38)	(0.13)	—	(0.13)	19.13	(1.99)	3,072,983	0.89		0.89		0.98		0.70	85
Class Y
2020@	$27.54	$0.21	$(3.82)	$(3.61)	$(0.21)	$(2.04)	$(2.25)	$21.68	(14.77)%	$340,012	0.64%		0.64%		0.65%		1.53%	20%
2019	27.67	0.38	0.04	0.42	(0.37)	(0.18)	(0.55)	27.54	1.67	447,895	0.64		0.64		0.66		1.46	54
2018	24.13	0.28	3.82	4.10	(0.26)	(0.30)	(0.56)	27.67	17.22	371,706	0.64		0.64		0.65		1.08	44
2017	20.75	0.24	3.37	3.61	(0.23)	—	(0.23)	24.13	17.52	317,822	0.65	(5)	0.65	(5)	0.69	(5)	1.07	88
2016	19.13	0.24	1.61	1.85	(0.23)	—	(0.23)	20.75	9.75	198,095	0.66	(2)	0.66	(2)	0.75	(2)	1.20	89
2015(6)	20.46	0.15	(1.38)	(1.23)	(0.10)	—	(0.10)	19.13	(6.04)	129,791	0.64		0.64		0.73		1.00	85

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes contribution from SIMC. Without the cash contribution, the Fund’s return would have been 4.26% (See Note 6 in the Notes to Financial Statements).

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

(4)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.

(5)	The expense ratio includes litigation expenses outside the cap.

(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2020@	$69.00	$0.64	$(8.77)	$(8.13)	$(0.58)	$(2.05)	$(2.63)	$58.24	(12.44)%	$697,565	0.25%		0.25%		0.53%		1.82%	8%
2019	68.94	1.24	1.29	2.53	(1.23)	(1.24)	(2.47)	69.00	4.07	826,946	0.25		0.25		0.54		1.90	11
2018(2)	60.22	1.20	9.19	10.39	(1.13)	(0.54)	(1.67)	68.94	17.53	904,819	0.29		0.29		0.55		1.85	17
2017	53.32	0.89	8.47	9.36	(0.87)	(1.59)	(2.46)	60.22	18.12	417,308	0.43		0.43		0.54		1.58	21
2016	47.23	0.86	6.13	6.99	(0.83)	(0.07)	(0.90)	53.32	14.93	386,477	0.45	(3)	0.45	(3)	0.57	(3)	1.69	10
2015	53.00	0.77	(0.99)	(0.22)	(0.86)	(4.69)	(5.55)	47.23	(0.97)	385,743	0.43		0.43		0.54		1.51	12
Class I
2020@	$69.39	$0.50	$(8.82)	$(8.32)	$(0.44)	$(2.05)	$(2.49)	$58.58	(12.63)%	$3,665	0.65%		0.65%		0.78%		1.42%	8%
2019	69.31	0.98	1.30	2.28	(0.96)	(1.24)	(2.20)	69.39	3.66	5,322	0.65		0.65		0.79		1.49	11
2018(2)	60.56	0.92	9.30	10.22	(0.93)	(0.54)	(1.47)	69.31	17.13	6,372	0.65		0.65		0.80		1.43	17
2017	53.58	0.77	8.52	9.29	(0.72)	(1.59)	(2.31)	60.56	17.87	6,328	0.65		0.65		0.79		1.36	21
2016	47.46	0.76	6.15	6.91	(0.72)	(0.07)	(0.79)	53.58	14.67	6,473	0.67	(3)	0.67	(3)	0.82	(3)	1.49	10
2015	53.22	0.66	(0.99)	(0.33)	(0.74)	(4.69)	(5.43)	47.46	(1.19)	7,774	0.65		0.65		0.79		1.28	12
Small Cap Fund
Class F
2020@	$11.05	$0.02	$(2.86)	$(2.84)	$(0.01)	$—	$(0.01)	$8.20	(25.73)%	$400,982	1.14%		1.14%		1.23%		0.30%	73%
2019	14.28	0.01	(1.67)	(1.66)	(0.01)	(1.56)	(1.57)	11.05	(10.85)	554,260	1.14		1.14		1.24		0.11	116
2018	13.25	(0.02)	1.97	1.95	—	(0.92)	(0.92)	14.28	15.56	690,400	1.14		1.14		1.24		(0.17)	162
2017	11.61	(0.02)	1.68	1.66	(0.02)	—	(0.02)	13.25	14.29	588,341	1.14		1.14		1.24		(0.12)	135
2016	11.99	—	0.88	0.88	—	(1.26)	(1.26)	11.61	7.76	550,556	1.16	(3)	1.16	(3)	1.26	(3)	0.03	104
2015	13.01	(0.01)	0.04	0.03	—	(1.05)	(1.05)	11.99	(0.24)	495,245	1.14		1.14		1.22		(0.11)	137
Class Y
2020@	$11.15	$0.03	$(2.88)	$(2.85)	$(0.02)	$—	$(0.02)	$8.28	(25.58)%	$24,500	0.89%		0.89%		0.98%		0.55%	73%
2019	14.38	0.04	(1.69)	(1.65)	(0.02)	(1.56)	(1.58)	11.15	(10.66)	33,128	0.89		0.89		0.99		0.36	116
2018	13.31	0.01	1.98	1.99	—*	(0.92)	(0.92)	14.38	15.83	36,423	0.89		0.89		0.99		0.07	162
2017	11.66	0.02	1.67	1.69	(0.04)	—	(0.04)	13.31	14.51	39,149	0.89		0.89		0.99		0.13	135
2016	12.01	0.03	0.89	0.92	(0.01)	(1.26)	(1.27)	11.66	8.08	37,859	0.91	(3)	0.91	(3)	1.01	(3)	0.28	104
2015(4)	12.89	0.01	(0.89)	(0.88)	—	—	—	12.01	(6.83)	32,810	0.89		0.89		0.98		0.11	137

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Amount represents less than $0.01 per share.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund’s Class F shares.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	277

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2020@	$20.60	$0.14	$(7.08)	$(6.94)	$(0.15)	$—	$(0.15)	$13.51	(33.95)%	$177,904	1.14%		1.14%		1.23%		1.33%	34%
2019	25.54	0.27	(2.86)	(2.59)	(0.25)	(2.10)	(2.35)	20.60	(9.62)	274,660	1.14		1.14		1.24		1.30	74
2018	26.16	0.17	1.53	1.70	(0.17)	(2.15)	(2.32)	25.54	6.81	336,361	1.14		1.14		1.24		0.68	132
2017	22.75	0.11	3.43	3.54	(0.13)	—	(0.13)	26.16	15.61	349,296	1.14		1.14		1.23		0.45	123
2016	21.80	0.14	2.27	2.41	(0.15)	(1.31)	(1.46)	22.75	11.60	362,348	1.17	(2)	1.17	(2)	1.26	(2)	0.63	87
2015	23.97	0.13	(0.19)	(0.06)	(0.15)	(1.96)	(2.11)	21.80	(0.76)	345,594	1.14		1.14		1.23		0.56	87
Class I
2020@	$20.39	$0.11	$(7.00)	$(6.89)	$(0.13)	$—	$(0.13)	$13.37	(34.03)%	$1,115	1.36%		1.36%		1.48%		1.12%	34%
2019	25.31	0.22	(2.84)	(2.62)	(0.20)	(2.10)	(2.30)	20.39	(9.83)	1,703	1.36		1.36		1.49		1.07	74
2018	25.94	0.12	1.51	1.63	(0.11)	(2.15)	(2.26)	25.31	6.59	2,354	1.36		1.36		1.49		0.46	132
2017	22.57	0.05	3.41	3.46	(0.09)	—	(0.09)	25.94	15.37	2,466	1.36		1.36		1.48		0.22	123
2016	21.64	0.09	2.25	2.34	(0.10)	(1.31)	(1.41)	22.57	11.34	2,910	1.39	(2)	1.39	(2)	1.51	(2)	0.40	87
2015	23.81	0.08	(0.19)	(0.11)	(0.10)	(1.96)	(2.06)	21.64	(0.99)	3,736	1.36		1.36		1.48		0.34	87
Class Y
2020@	$20.61	$0.16	$(7.07)	$(6.91)	$(0.18)	$—	$(0.18)	$13.52	(33.85)%	$30,125	0.89%		0.89%		0.98%		1.59%	34%
2019	25.56	0.33	(2.87)	(2.54)	(0.31)	(2.10)	(2.41)	20.61	(9.42)	44,255	0.89		0.89		0.99		1.55	74
2018	26.18	0.24	1.52	1.76	(0.23)	(2.15)	(2.38)	25.56	7.07	41,421	0.89		0.88		0.99		0.94	132
2017	22.76	0.18	3.43	3.61	(0.19)	—	(0.19)	26.18	15.94	37,243	0.89		0.89		0.99		0.74	123
2016(3)	22.95	0.18	1.09	1.27	(0.15)	(1.31)	(1.46)	22.76	6.04	7,207	0.92	(2)	0.92	(2)	1.02	(2)	0.91	87
Small Cap Growth Fund
Class F
2020@	$31.88	$(0.03)	$(7.49)	$(7.52)	$—	$(1.12)	$(1.12)	$23.24	(24.66)%	$210,364	1.11%		1.11%		1.23%		(0.19)%	77%
2019	42.96	(0.11)	(6.04)	(6.15)	—	(4.93)	(4.93)	31.88	(13.89)	293,814	1.11		1.11		1.24		(0.33)	172
2018	34.42	(0.20)	8.86	8.66	—	(0.12)	(0.12)	42.96	25.25	386,055	1.11		1.11		1.24		(0.53)	168
2017	28.86	(0.17)	5.73	5.56	—	—	—	34.42	19.27	312,759	1.11		1.11		1.23		(0.55)	116
2016	26.60	(0.08)	2.34	2.26	—	—	—	28.86	8.50	312,240	1.14	(2)	1.14	(2)	1.26	(2)	(0.31)	124
2015	25.95	(0.14)	0.79	0.65	—	—	—	26.60	2.50	325,353	1.11		1.11		1.23		(0.48)	131
Class I
2020@	$30.29	$(0.07)	$(7.08)	$(7.15)	$—	$(1.12)	$(1.12)	$22.02	(24.74)%	$969	1.36%		1.36%		1.48%		(0.44)%	77%
2019	41.21	(0.19)	(5.80)	(5.99)	—	(4.93)	(4.93)	30.29	(14.13)	1,408	1.36		1.36		1.49		(0.59)	172
2018	33.11	(0.28)	8.50	8.22	—	(0.12)	(0.12)	41.21	24.92	2,127	1.36		1.36		1.49		(0.79)	168
2017	27.83	(0.24)	5.52	5.28	—	—	—	33.11	18.97	2,079	1.36		1.36		1.48		(0.79)	116
2016	25.71	(0.14)	2.26	2.12	—	—	—	27.83	8.25	2,253	1.39	(2)	1.39	(2)	1.51	(2)	(0.56)	124
2015	25.15	(0.20)	0.76	0.56	—	—	—	25.71	2.23	2,774	1.36		1.36		1.48		(0.73)	131
Class Y
2020@	$32.23	$0.01	$(7.58)	$(7.57)	$—	$(1.12)	$(1.12)	$23.54	(24.55)%	$24,628	0.86%		0.86%		0.98%		0.06%	77%
2019	43.27	(0.03)	(6.08)	(6.11)	—	(4.93)	(4.93)	32.23	(13.68)	33,340	0.86		0.86		0.99		(0.08)	172
2018	34.59	(0.11)	8.91	8.80	—	(0.12)	(0.12)	43.27	25.56	34,078	0.86		0.86		0.99		(0.28)	168
2017	28.93	(0.11)	5.77	5.66	—	—	—	34.59	19.57	28,446	0.86		0.86		0.98		(0.36)	116
2016(3)	27.72	(0.02)	1.23	1.21	—	—	—	28.93	4.37	7,243	0.89	(2)	0.89	(2)	1.01	(2)	(0.08)	124

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

278	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2020@	$21.04	$0.05	$(5.38)	$(5.33)	$(0.06)	$(0.44)	$(0.50)	$15.21	(26.05)%	$542,877	1.11%		1.11%		1.23%		0.51%	46%
2019	25.02	0.11	(2.32)	(2.21)	(0.10)	(1.67)	(1.77)	21.04	(8.27)	771,375	1.11		1.11		1.23		0.54	115
2018	22.09	0.02	3.34	3.36	(0.02)	(0.41)	(0.43)	25.02	15.38	907,519	1.11		1.11		1.23		0.07	186
2017	18.97	0.03	3.17	3.20	(0.08)	—	(0.08)	22.09	16.91	782,449	1.11	(2)	1.11	(2)	1.24	(2)	0.12	151
2016	17.53	0.06	1.44	1.50	(0.06)	—	(0.06)	18.97	8.55	643,288	1.13	(3)	1.13	(3)	1.25	(3)	0.35	107
2015	17.62	0.02	0.09	0.11	(0.01)	(0.19)	(0.20)	17.53	0.58	589,712	1.11		1.11		1.23		0.12	98
Class Y
2020@	$21.06	$0.08	$(5.39)	$(5.31)	$(0.08)	$(0.44)	$(0.52)	$15.23	(25.95)%	$72,200	0.89%		0.89%		0.98%		0.74%	46%
2019	25.07	0.16	(2.34)	(2.18)	(0.16)	(1.67)	(1.83)	21.06	(8.12)	98,434	0.89		0.89		0.99		0.77	115
2018	22.11	0.07	3.35	3.42	(0.05)	(0.41)	(0.46)	25.07	15.69	88,854	0.89		0.89		0.98		0.29	186
2017	18.98	0.07	3.17	3.24	(0.11)	—	(0.11)	22.11	17.14	75,183	0.90	(2)	0.90	(2)	0.99	(2)	0.34	151
2016	17.55	0.10	1.44	1.54	(0.11)	—	(0.11)	18.98	8.79	47,185	0.91	(3)	0.91	(3)	1.00	(3)	0.58	107
2015(4)	18.52	0.05	(1.01)	(0.96)	(0.01)	—	(0.01)	17.55	(5.17)	28,090	0.89		0.89		0.98		0.32	98
Mid-Cap Fund
Class F
2020@	$24.94	$0.17	$(6.41)	$(6.24)	$(0.13)	$(0.34)	$(0.47)	$18.23	(25.59)%	$67,108	0.98%		0.98%		0.98%		1.36%	37%
2019	29.13	0.22	(1.43)	(1.21)	(0.20)	(2.78)	(2.98)	24.94	(3.10)	102,280	0.98		0.98		0.99		0.89	99
2018	27.81	0.19	3.37	3.56	(0.21)	(2.03)	(2.24)	29.13	13.41	131,640	0.98		0.98		0.99		0.66	99
2017	24.00	0.17	3.99	4.16	(0.16)	(0.19)	(0.35)	27.81	17.52	112,423	0.98		0.98		0.99		0.67	112
2016	25.08	0.27	2.86	3.13	(0.34)	(3.87)	(4.21)	24.00	14.10	87,780	1.01	(3)	1.01	(3)	1.01	(3)	1.16	115
2015	27.53	0.17	0.12	0.29	(0.07)	(2.67)	(2.74)	25.08	0.67	93,923	0.98		0.98		0.98		0.63	175
Class I
2020@	$24.91	$0.14	$(6.41)	$(6.27)	$(0.10)	$(0.34)	$(0.44)	$18.20	(25.70)%	$508	1.20%		1.20%		1.23%		1.16%	37%
2019	29.09	0.16	(1.41)	(1.25)	(0.15)	(2.78)	(2.93)	24.91	(3.27)	716	1.20		1.20		1.24		0.66	99
2018	27.78	0.12	3.36	3.48	(0.14)	(2.03)	(2.17)	29.09	13.11	821	1.20		1.21		1.24		0.42	99
2017	23.96	0.12	4.00	4.12	(0.11)	(0.19)	(0.30)	27.78	17.32	864	1.20		1.20		1.24		0.46	112
2016	25.04	0.22	2.85	3.07	(0.28)	(3.87)	(4.15)	23.96	13.84	871	1.24	(3)	1.24	(3)	1.27	(3)	0.97	115
2015	27.52	0.10	0.12	0.22	(0.03)	(2.67)	(2.70)	25.04	0.43	883	1.20		1.20		1.23		0.38	175
Class Y
2020@	$24.96	$0.20	$(6.41)	$(6.21)	$(0.16)	$(0.34)	$(0.50)	$18.25	(25.48)%	$1,851	0.73%		0.73%		0.73%		1.61%	37%
2019	29.15	0.28	(1.42)	(1.14)	(0.27)	(2.78)	(3.05)	24.96	(2.85)	2,604	0.73		0.73		0.74		1.14	99
2018	27.83	0.26	3.37	3.63	(0.28)	(2.03)	(2.31)	29.15	13.68	2,962	0.73		0.74		0.74		0.92	99
2017	24.01	0.24	4.00	4.24	(0.23)	(0.19)	(0.42)	27.83	17.84	2,267	0.73		0.73		0.74		0.93	112
2016(5)	26.61	0.30	1.29	1.59	(0.32)	(3.87)	(4.19)	24.01	7.56	479	0.78	(3)	0.78	(3)	0.78	(3)	1.43	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes litigation expenses outside the cap.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(5)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	279

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2020@	$17.78	$0.16	$(3.40)	$(3.24)	$(0.16)	$(0.53)	$(0.69)	$13.85	(19.11)%	$689,637	0.90%		0.90%		1.22%		1.82%	33%
2019	18.69	0.32	0.91	1.23	(0.31)	(1.83)	(2.14)	17.78	7.89	914,612	0.93		0.93		1.23		1.89	44
2018	18.26	0.26	1.80	2.06	(0.27)	(1.36)	(1.63)	18.69	11.83	934,551	0.97		0.97		1.23		1.44	72
2017	17.04	0.25	1.72	1.97	(0.26)	(0.49)	(0.75)	18.26	11.85	994,387	1.00		1.00		1.23		1.45	48
2016	16.23	0.25	1.62	1.87	(0.26)	(0.80)	(1.06)	17.04	12.01	1,126,685	1.02	(2)	1.02	(2)	1.25	(2)	1.53	43
2015	17.50	0.25	0.60	0.85	(0.25)	(1.87)	(2.12)	16.23	4.61	959,241	1.00		1.00		1.23		1.47	58
Class I
2020@	$17.78	$0.14	$(3.41)	$(3.27)	$(0.14)	$(0.53)	$(0.67)	$13.84	(19.26)%	$1,084	1.15%		1.15%		1.47%		1.58%	33%
2019	18.69	0.28	0.91	1.19	(0.27)	(1.83)	(2.10)	17.78	7.62	1,345	1.18		1.18		1.48		1.64	44
2018	18.26	0.21	1.80	2.01	(0.22)	(1.36)	(1.58)	18.69	11.55	1,183	1.22		1.22		1.48		1.18	72
2017	17.03	0.21	1.71	1.92	(0.20)	(0.49)	(0.69)	18.26	11.58	1,426	1.25		1.25		1.48		1.21	48
2016	16.21	0.21	1.62	1.83	(0.21)	(0.80)	(1.01)	17.03	11.76	1,928	1.27	(2)	1.27	(2)	1.50	(2)	1.28	43
2015	17.47	0.21	0.60	0.81	(0.20)	(1.87)	(2.07)	16.21	4.43	1,469	1.25		1.25		1.48		1.22	58
Class Y
2020@	$17.79	$0.18	$(3.40)	$(3.22)	$(0.18)	$(0.53)	$(0.71)	$13.86	(19.00)%	$764,895	0.65%		0.65%		0.97%		2.08%	33%
2019	18.70	0.37	0.91	1.28	(0.36)	(1.83)	(2.19)	17.79	8.16	922,175	0.68		0.68		0.98		2.15	44
2018	18.27	0.30	1.80	2.10	(0.31)	(1.36)	(1.67)	18.70	12.11	682,081	0.72		0.72		0.98		1.68	72
2017	17.05	0.30	1.71	2.01	(0.30)	(0.49)	(0.79)	18.27	12.13	585,729	0.75		0.75		0.98		1.73	48
2016	16.24	0.29	1.62	1.91	(0.30)	(0.80)	(1.10)	17.05	12.28	486,555	0.77	(2)	0.77	(2)	1.00	(2)	1.78	43
2015(3)	16.51	0.22	(0.35)	(0.13)	(0.14)	—	(0.14)	16.24	(1.97)	392,240	0.75		0.75		0.99		1.73	58
Global Managed Volatility Fund
Class F
2020@	$11.46	$0.06	$(1.83)	$(1.77)	$(0.28)	$(0.33)	$(0.61)	$9.08	(16.47)%	$827,971	1.11%		1.11%		1.24%		1.12%	30%
2019	12.08	0.18	0.26	0.44	(0.29)	(0.77)	(1.06)	11.46	4.75	1,060,614	1.11		1.11		1.24		1.61	66
2018	11.97	0.17	0.77	0.94	(0.18)	(0.65)	(0.83)	12.08	8.12	1,184,336	1.11		1.11		1.24		1.46	55
2017	11.51	0.17	1.03	1.20	(0.32)	(0.42)	(0.74)	11.97	11.16	1,242,592	1.11		1.11		1.24		1.45	61
2016	10.83	0.17	1.20	1.37	(0.55)	(0.14)	(0.69)	11.51	13.08	1,618,549	1.13	(2)	1.13	(2)	1.25	(2)	1.50	58
2015	11.41	0.20	0.47	0.67	(0.57)	(0.68)	(1.25)	10.83	5.87	2,234,776	1.11		1.11		1.23		1.75	52
Class I
2020@	$11.19	$0.05	$(1.79)	$(1.74)	$(0.25)	$(0.33)	$(0.58)	$8.87	(16.56)%	$853	1.36%		1.36%		1.49%		0.88%	30%
2019	11.82	0.15	0.25	0.40	(0.26)	(0.77)	(1.03)	11.19	4.45	1,067	1.36		1.36		1.49		1.36	66
2018	11.73	0.14	0.75	0.89	(0.15)	(0.65)	(0.80)	11.82	7.87	1,225	1.36		1.36		1.49		1.19	55
2017	11.29	0.14	1.00	1.14	(0.28)	(0.42)	(0.70)	11.73	10.80	1,573	1.36		1.36		1.48		1.24	61
2016	10.62	0.15	1.18	1.33	(0.52)	(0.14)	(0.66)	11.29	12.97	2,734	1.38	(2)	1.38	(2)	1.51	(2)	1.41	58
2015	11.23	0.17	0.44	0.61	(0.54)	(0.68)	(1.22)	10.62	5.43	1,301	1.36		1.36		1.48		1.50	52
Class Y
2020@	$11.49	$0.08	$(1.84)	$(1.76)	$(0.30)	$(0.33)	$(0.63)	$9.10	(16.31)%	$183,730	0.86%		0.86%		0.99%		1.39%	30%
2019	12.12	0.21	0.25	0.46	(0.32)	(0.77)	(1.09)	11.49	4.95	220,260	0.86		0.86		0.99		1.86	66
2018	12.00	0.20	0.78	0.98	(0.21)	(0.65)	(0.86)	12.12	8.46	233,708	0.86		0.86		0.99		1.74	55
2017	11.55	0.22	1.00	1.22	(0.35)	(0.42)	(0.77)	12.00	11.32	213,561	0.87		0.87		0.99		1.87	61
2016	10.85	0.21	1.20	1.41	(0.57)	(0.14)	(0.71)	11.55	13.49	102,388	0.88	(2)	0.88	(2)	1.01	(2)	1.86	58
2015(3)	10.73	0.19	(0.07)	0.12	—	—	—	10.85	1.12	94,522	0.86		0.86		0.99		2.23	52

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2020@	$17.61	$0.16	$(2.91)		$(2.75)	$(0.12)	$(0.42)	$(0.54)	$14.32	(16.21)%	$774,519	1.00%	1.00%	1.22%	1.80%	10%
2019	17.22	0.27	0.88		1.15	(0.27)	(0.49)	(0.76)	17.61	7.16	1,004,802	1.00	1.00	1.23	1.65	29
2018	15.96	0.21	1.70		1.91	(0.22)	(0.43)	(0.65)	17.22	12.26	1,030,813	1.00	1.00	1.23	1.31	24
2017	14.74	0.23	1.61		1.84	(0.23)	(0.39)	(0.62)	15.96	12.84	994,011	1.00	1.00	1.23	1.53	22
2016	13.88	0.22	1.41		1.63	(0.21)	(0.56)	(0.77)	14.74	12.24	1,162,478	1.02 (2)	1.02 (2)	1.25 (2)	1.52	32
2015	14.14	0.20	0.64		0.84	(0.20)	(0.90)	(1.10)	13.88	5.92	901,026	1.00	1.00	1.23	1.40	49
Class Y
2020@	$17.62	$0.18	$(2.91)		$(2.73)	$(0.14)	$(0.42)	$(0.56)	$14.33	(16.10)%	$72,900	0.75%	0.75%	0.97%	2.05%	10%
2019	17.23	0.31	0.88		1.19	(0.31)	(0.49)	(0.80)	17.62	7.42	87,717	0.75	0.75	0.99	1.88	29
2018	15.96	0.26	1.70		1.96	(0.26)	(0.43)	(0.69)	17.23	12.60	78,609	0.75	0.75	0.99	1.56	24
2017	14.74	0.27	1.61		1.88	(0.27)	(0.39)	(0.66)	15.96	13.12	61,804	0.75	0.75	0.98	1.80	22
2016	13.89	0.26	1.40		1.66	(0.25)	(0.56)	(0.81)	14.74	12.42	37,017	0.77 (2)	0.77 (2)	1.01 (2)	1.81	32
2015(3)	14.25	0.11	(0.42	)(4)	(0.31)	(0.05)	—	(0.05)	13.89	(2.17)	323	0.81	0.81	1.06	1.77	49
Tax-Managed International Managed Volatility Fund
Class F
2020@	$10.77	$0.07	$(1.65)		$(1.58)	$(0.32)	$—	$(0.32)	$8.87	(15.30)%	$281,755	1.11%	1.11%	1.39%	1.30%	34%
2019	11.38	0.27	(0.61)		(0.34)	(0.27)	—	(0.27)	10.77	(2.76)	331,996	1.11	1.11	1.40	2.54	55
2018	11.56	0.26	(0.15)		0.11	(0.29)	—	(0.29)	11.38	0.93	355,027	1.11	1.11	1.40	2.21	54
2017(5)	10.00	0.23	1.33		1.56	—	—	—	11.56	15.65	336,350	1.11	1.11	1.39	2.29	51
Class Y
2020@	$10.79	$0.09	$(1.66)		$(1.57)	$(0.34)	$—	$(0.34)	$8.88	(15.17)%	$47,998	0.86%	0.86%	1.14%	1.70%	34%
2019	11.40	0.32	(0.63)		(0.31)	(0.30)	—	(0.30)	10.79	(2.47)	42,782	0.86	0.86	1.15	3.05	55
2018	11.58	0.30	(0.16)		0.14	(0.32)	—	(0.32)	11.40	1.16	25,862	0.86	0.86	1.15	2.60	54
2017(5)	10.00	0.30	1.29		1.59	(0.01)	—	(0.01)	11.58	15.90	13,652	0.86	0.86	1.15	2.92	51
Real Estate Fund
Class F
2020@	$17.24	$0.15	$(3.99)		$(3.84)	$(0.14)	$(1.12)	$(1.26)	$12.14	(23.79)%	$68,759	1.14%	1.14%	1.22%	1.92%	64%
2019	16.06	0.23	2.31		2.54	(0.21)	(1.15)	(1.36)	17.24	17.28	104,562	1.14	1.14	1.24	1.47	71
2018	17.15	0.24	0.62		0.86	(0.23)	(1.72)	(1.95)	16.06	5.04	94,715	1.14	1.14	1.24	1.27	103
2017	19.37	0.03	(0.21)		(0.18)	(0.41)	(1.63)	(2.04)	17.15	(0.57)	137,877	1.14	1.14	1.24	0.16	67
2016	17.96	0.29	2.69		2.98	(0.16)	(1.41)	(1.57)	19.37	17.13	174,178	1.16 (2)	1.16 (2)	1.25 (2)	1.54	84
2015	17.05	0.08	1.87		1.95	(0.26)	(0.78)	(1.04)	17.96	11.44	193,006	1.14	1.14	1.23	0.42	51
Class I
2020@	$17.20	$0.14	$(3.98)		$(3.84)	$(0.12)	$(1.12)	$(1.24)	$12.12	(23.81)%	$323	1.36%	1.36%	1.47%	1.77%	64%
2019	16.03	0.21	2.29		2.50	(0.18)	(1.15)	(1.33)	17.20	17.06	420	1.36	1.36	1.48	1.33	71
2018	17.13	0.24	0.58		0.82	(0.20)	(1.72)	(1.92)	16.03	4.80	455	1.36	1.36	1.49	1.31	103
2017	19.35	(0.02)	(0.20)		(0.22)	(0.37)	(1.63)	(2.00)	17.13	(0.80)	529	1.36	1.36	1.49	(0.09)	67
2016	17.94	0.25	2.69		2.94	(0.12)	(1.41)	(1.53)	19.35	16.90	651	1.38 (2)	1.38 (2)	1.50 (2)	1.33	84
2015	17.03	0.03	1.87		1.90	(0.21)	(0.78)	(0.99)	17.94	11.16	720	1.36	1.36	1.48	0.17	51
Class Y
2020@	$17.25	$0.17	$(3.99)		$(3.82)	$(0.16)	$(1.12)	$(1.28)	$12.15	(23.69)%	$21,270	0.89%	0.89%	0.97%	2.15%	64%
2019	16.07	0.27	2.31		2.58	(0.25)	(1.15)	(1.40)	17.25	17.65	36,910	0.89	0.89	0.98	1.72	71
2018	17.15	0.32	0.58		0.90	(0.26)	(1.72)	(1.98)	16.07	5.30	36,197	0.89	0.89	0.99	1.76	103
2017	19.38	0.07	(0.21)		(0.14)	(0.46)	(1.63)	(2.09)	17.15	(0.37)	36,892	0.89	0.89	0.99	0.41	67
2016	17.96	0.32	2.72		3.04	(0.21)	(1.41)	(1.62)	19.38	17.49	36,591	0.92 (2)	0.92 (2)	1.01 (2)	1.64	84
2015(6)	19.00	0.08	(0.65	)(4)	(0.57)	(0.14)	(0.33)	(0.47)	17.96	(2.97)	18,561	0.89	0.89	0.98	0.54	51

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

(4)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

(5)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	281

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2020@	$11.65	$0.13	$0.06	$0.19	$(0.15)	$(0.11)	$(0.26)	$11.58	1.62%	$3,740,523	0.66%		0.66%		0.72%		2.25%	163%
2019	10.86	0.31	0.81	1.12	(0.33)	—	(0.33)	11.65	10.45	3,755,355	0.66		0.66		0.73		2.78	387
2018	11.32	0.29	(0.46)	(0.17)	(0.29)	—	(0.29)	10.86	(1.53)	3,600,785	0.67		0.67		0.77		2.55	384
2017	11.71	0.25	(0.15)	0.10	(0.26)	(0.23)	(0.49)	11.32	1.02	1,855,251	0.67		0.67		0.80		2.19	386
2016	11.47	0.26	0.37	0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69	(2)	0.69	(2)	0.88	(2)	2.29	336
2015	11.47	0.27	—	0.27	(0.27)	—	(0.27)	11.47	2.36	2,068,581	0.67		0.67		0.86		2.32	350
Class I
2020@	$11.64	$0.11	$0.06	$0.17	$(0.14)	$(0.11)	$(0.25)	$11.56	1.49%	$4,468	0.88%		0.88%		0.97%		1.98%	163%
2019	10.86	0.29	0.79	1.08	(0.30)	—	(0.30)	11.64	10.11	5,085	0.88		0.88		0.98		2.57	387
2018	11.31	0.26	(0.45)	(0.19)	(0.26)	—	(0.26)	10.86	(1.66)	6,255	0.89		0.89		1.02		2.29	384
2017	11.70	0.22	(0.14)	0.08	(0.24)	(0.23)	(0.47)	11.31	0.80	5,975	0.89		0.89		1.05		1.97	386
2016	11.46	0.24	0.36	0.60	(0.24)	(0.12)	(0.36)	11.70	5.41	9,313	0.91	(2)	0.91	(2)	1.13	(2)	2.07	336
2015	11.46	0.24	0.01	0.25	(0.25)	—	(0.25)	11.46	2.14	12,504	0.89		0.89		1.11		2.10	350
Class Y
2020@	$11.66	$0.14	$0.06	$0.20	$(0.16)	$(0.11)	$(0.27)	$11.59	1.72%	$429,997	0.41%		0.41%		0.47%		2.49%	163%
2019	10.87	0.34	0.80	1.14	(0.35)	—	(0.35)	11.66	10.71	439,460	0.41		0.41		0.48		3.03	387
2018	11.32	0.31	(0.44)	(0.13)	(0.32)	—	(0.32)	10.87	(1.20)	392,931	0.42		0.42		0.52		2.80	384
2017	11.71	0.28	(0.15)	0.13	(0.29)	(0.23)	(0.52)	11.32	1.27	225,440	0.42		0.42		0.55		2.46	386
2016	11.47	0.29	0.37	0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44	(2)	0.44	(2)	0.63	(2)	2.55	336
2015(3)	11.47	0.08	—	0.08	(0.08)	—	(0.08)	11.47	0.69	22,985	0.42		0.42		0.63		2.66	350
High Yield Bond Fund
Class F
2020@	$6.91	$0.19	$(1.09)	$(0.90)	$(0.19)	$(0.04)	$(0.23)	$5.78	(13.48)%	$1,128,519	0.89%		0.89%		0.98%		5.60%	41%
2019	7.13	0.39	(0.11)	0.28	(0.39)	(0.11)	(0.50)	6.91	4.24	1,444,565	0.89		0.89		0.98		5.68	69
2018	7.33	0.38	(0.11)	0.27	(0.38)	(0.09)	(0.47)	7.13	3.88	1,484,436	0.89		0.89		0.98		5.38	58
2017	7.18	0.42	0.26	0.68	(0.41)	(0.12)	(0.53)	7.33	9.75	1,469,480	0.90	(4)	0.90	(4)	1.01	(4)	5.83	62
2016	7.01	0.42	0.26	0.68	(0.42)	(0.09)	(0.51)	7.18	10.44	1,737,907	0.91	(2)	0.91	(2)	1.10	(2)	6.16	56
2015	7.70	0.42	(0.65)	(0.23)	(0.42)	(0.04)	(0.46)	7.01	(3.21)	1,548,778	0.89		0.89		1.08		5.61	56
Class I
2020@	$6.65	$0.17	$(1.03)	$(0.86)	$(0.18)	$(0.04)	$(0.22)	$5.57	(13.43)%	$331	1.11%		1.11%		1.23%		5.23%	41%
2019	6.88	0.36	(0.12)	0.24	(0.36)	(0.11)	(0.47)	6.65	3.79	11,926	1.12		1.12		1.23		5.51	69
2018	7.08	0.35	(0.11)	0.24	(0.35)	(0.09)	(0.44)	6.88	3.61	545	1.10		1.10		1.22		5.08	58
2017	6.93	0.39	0.26	0.65	(0.38)	(0.12)	(0.50)	7.08	9.65	1,147	1.12	(4)	1.12	(4)	1.25	(4)	5.58	62
2016	6.78	0.40	0.23	0.63	(0.39)	(0.09)	(0.48)	6.93	9.95	1,078	1.14	(2)	1.14	(2)	1.36	(2)	6.01	56
2015	7.48	0.39	(0.67)	(0.28)	(0.38)	(0.04)	(0.42)	6.78	(3.91)	1,026	1.11		1.11		1.32		5.31	56
Class Y
2020@	$6.91	$0.20	$(1.09)	$(0.89)	$(0.20)	$(0.04)	$(0.24)	$5.78	(13.25)%	$151,117	0.64%		0.64%		0.73%		5.85%	41%
2019	7.13	0.41	(0.11)	0.30	(0.41)	(0.11)	(0.52)	6.91	4.51	185,383	0.64		0.64		0.73		5.92	69
2018	7.32	0.40	(0.11)	0.29	(0.39)	(0.09)	(0.48)	7.13	4.27	177,644	0.64		0.64		0.73		5.62	58
2017	7.18	0.44	0.25	0.69	(0.43)	(0.12)	(0.55)	7.32	9.87	187,087	0.65	(4)	0.65	(4)	0.76	(4)	6.08	62
2016	7.01	0.44	0.26	0.70	(0.44)	(0.09)	(0.53)	7.18	10.72	199,015	0.66	(2)	0.66	(2)	0.85	(2)	6.42	56
2015(5)	7.44	0.33	(0.44)	(0.11)	(0.32)	—	(0.32)	7.01	(1.75)	143,315	0.64		0.64		0.83		5.94	56

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on June 30, 2015. All ratios for the period have been annualized.

(4)	The expense ratio includes litigation expenses outside the cap.

(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	283

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2020@	$10.00	$0.08	$—	$0.08	$(0.08)	$—	$(0.08)	$10.00	0.78%	$330,527	0.30%		0.30%		0.58%		1.55%	–%
2019	10.00	0.23	—	0.23	(0.23)	—	(0.23)	10.00	2.32	229,166	0.30		0.30		0.59		2.29	–
2018	10.00	0.16	—	0.16	(0.16)	—	(0.16)	10.00	1.60	209,822	0.30		0.30		0.59		1.60	–
2017	10.00	0.08	—	0.08	(0.08)	—	(0.08)	10.00	0.83	190,440	0.30		0.30		0.58		0.84	–
2016(2)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.16	75,011	0.30	(3)	0.30	(3)	0.61	(3)	0.37	–
Class Y
2020@	$10.00	$0.08	$—	$0.08	$(0.08)	$—	$(0.08)	$10.00	0.83%	$19,866	0.20%		0.20%		0.33%		1.67%	–%
2019	10.00	0.24	—	0.24	(0.24)	—	(0.24)	10.00	2.42	23,125	0.20		0.20		0.34		2.38	–
2018	10.00	0.17	—	0.17	(0.17)	—	(0.17)	10.00	1.70	27,498	0.20		0.20		0.34		1.71	–
2017	10.00	0.10	(0.01)	0.09	(0.09)	—	(0.09)	10.00	0.94	19,984	0.20		0.20		0.33		0.96	–
2016(2)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.20	16,796	0.20	(3)	0.20	(3)	0.36	(3)	0.47	–
Tax-Free Conservative Income Fund
Class F
2020@	$10.00	$0.06	$(0.01)	$0.05	$(0.05)	$—	$(0.05)	$10.00	0.52%	$189,393	0.30%		0.30%		0.58%		1.15%	–%
2019	10.00	0.14	—	0.14	(0.14)	—	(0.14)	10.00	1.37	162,368	0.30		0.30		0.59		1.36	–
2018	10.00	0.10	—	0.10	(0.10)	—	(0.10)	10.00	0.99	162,338	0.30		0.30		0.59		0.99	–
2017	10.00	0.05	—	0.05	(0.05)	—	(0.05)	10.00	0.51	163,219	0.30		0.30		0.59		0.51	–
2016(2)	10.00	0.01	—	0.01	(0.01)	—	(0.01)	10.00	0.12	30,946	0.30	(3)	0.30	(3)	0.60	(3)	0.27	–
Class Y
2020@	$10.00	$0.06	$—	$0.06	$(0.06)	$—	$(0.06)	$10.00	0.57%	$6,773	0.20%		0.20%		0.33%		1.18%	–%
2019	10.00	0.15	—	0.15	(0.15)	—	(0.15)	10.00	1.47	16,727	0.20		0.20		0.34		1.45	–
2018	10.00	0.11	—	0.11	(0.11)	—	(0.11)	10.00	1.09	11,126	0.20		0.20		0.34		1.13	–
2017	10.00	0.06	—	0.06	(0.06)	—	(0.06)	10.00	0.60	3,782	0.20		0.20		0.34		0.63	–
2016(2)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.16	13,922	0.20	(3)	0.20	(3)	0.35	(3)	0.37	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.

(3)	The expense ratio includes proxy expenses outside of the cap.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2020@	$9.96	$0.05	$(0.02)	$0.03	$(0.03)		$—	$(0.03)	$9.96	0.32%	$236,083	0.45%		0.45%		0.70%		0.90%	20%
2019	9.91	0.16	0.15	0.31	(0.26)		—	(0.26)	9.96	3.14	227,413	0.45		0.45		0.70		1.59	34
2018	10.03	0.25	(0.23)	0.02	(0.14)		—	(0.14)	9.91	0.24	238,889	0.45		0.45		0.71		2.51	35
2017	10.14	0.11	(0.11)	—	(0.11	)(2)	—	(0.11)	10.03	0.03	252,333	0.45		0.45		0.73		1.07	49
2016	9.91	—	0.23	0.23	—		—	—	10.14	2.32	291,380	0.47	(3)	0.47	(3)	0.82	(3)	(0.02)	38
2015	10.08	(0.10)	(0.06)	(0.16)	(0.01)		—	(0.01)	9.91	(1.57)	263,888	0.45		0.45		0.80		(1.01)	37
Class Y
2020@	$10.00	$0.05	$(0.02)	$0.03	$(0.03)		$—	$(0.03)	$10.00	0.35%	$24,056	0.35%		0.35%		0.45%		0.98%	20%
2019	9.94	0.18	0.14	0.32	(0.26)		—	(0.26)	10.00	3.31	24,322	0.35		0.35		0.46		1.80	34
2018	10.06	0.26	(0.23)	0.03	(0.15)		—	(0.15)	9.94	0.29	16,691	0.35		0.35		0.46		2.60	35
2017	10.17	0.12	(0.11)	0.01	(0.12	)(2)	—	(0.12)	10.06	0.11	18,205	0.35		0.35		0.48		1.15	49
2016	9.92	0.01	0.24	0.25	—		—	—	10.17	2.52	28,835	0.37	(3)	0.37	(3)	0.57	(3)	0.07	38
2015(4)	9.91	(0.02)	0.03	0.01	—		—	—	9.92	0.10	25,525	0.35		0.35		0.55		(0.27)	37
Dynamic Asset Allocation Fund
Class F
2020@	$13.23	$0.08	$(1.73)	$(1.65)	$(0.23)		$—	$(0.23)	$11.35	(12.81)%	$595,627	0.75%		0.75%		1.18%		1.23%	6%
2019	13.22	0.17	0.07	0.24	(0.23)		—	(0.23)	13.23	2.14	725,857	0.75		0.75		1.18		1.31	5
2018	12.10	0.17	1.15	1.32	(0.18)		(0.02)	(0.20)	13.22	10.95	800,036	0.75		0.75		1.19		1.30	11
2017	10.18	0.15	1.87	2.02	(0.10)		—	(0.10)	12.10	19.95	696,463	0.75		0.75		1.18		1.30	3
2016	9.09	0.14	0.99	1.13	(0.04)		—	(0.04)	10.18	12.39	488,778	0.77	(3)	0.77	(3)	1.21	(3)	1.42	7
2015(5)	10.00	0.03	(0.94)	(0.91)	—		—	—	9.09	(9.10)	21,514	0.75		0.75		1.25		1.62	2
Class Y
2020@	$13.26	$0.10	$(1.74)	$(1.64)	$(0.26)		$—	$(0.26)	$11.36	(12.73)%	$37,868	0.50%		0.50%		0.93%		1.40%	6%
2019	13.25	0.19	0.08	0.27	(0.26)		—	(0.26)	13.26	2.43	70,477	0.50		0.50		0.93		1.51	5
2018	12.12	0.19	1.17	1.36	(0.21)		(0.02)	(0.23)	13.25	11.26	78,280	0.50		0.50		0.93		1.51	11
2017	10.20	0.17	1.87	2.04	(0.12)		—	(0.12)	12.12	20.17	73,159	0.50		0.50		0.93		1.55	3
2016	9.09	0.16	0.99	1.15	(0.04)		—	(0.04)	10.20	12.67	48,523	0.52	(3)	0.52	(3)	0.96	(3)	1.66	7
2015(5)	10.00	0.03	(0.94)	(0.91)	—		—	—	9.09	(9.10)	48,229	0.50		0.50		0.96		1.97	2

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Includes return of capital of $0.01.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(5)	Commenced operations on July 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	285

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2020@	$9.61	$0.07	$(0.60)	$(0.53)	$(0.10)	$—	$(0.10)	$8.98	(5.61)%	$435,210	1.63	%(14)	1.63	%(14)	2.48	%(14)	1.50%	233%
2019	10.10	0.14	(0.18)	(0.04)	(0.16)	(0.29)	(0.45)	9.61	(0.18)	472,129	1.44	(2)	1.44	(2)	2.38	(2)	1.24	315
2018	10.11	0.07	0.14	0.21	(0.02)	(0.20)	(0.22)	10.10	2.11	509,559	1.41	(3)	1.41	(3)	2.41	(3)	0.72	266(4)
2017	9.67	(0.01)	0.46	0.45	(0.01)	—	(0.01)	10.11	4.62	508,046	1.41	(5)	1.41	(5)	2.44	(5)	(0.12)	215(4)
2016	9.60	0.09	0.23	0.32	(0.15)	(0.10)	(0.25)	9.67	3.40	573,752	1.12	(6)(7)	1.12	(6)(7)	2.39	(6)(7)	0.95	149
2015	10.05	0.19	(0.48)	(0.29)	(0.16)	—	(0.16)	9.60	(2.98)	527,792	0.49		0.49		2.08		1.88	35
Class Y
2020@	$9.61	$0.08	$(0.60)	$(0.52)	$(0.12)	$—	$(0.12)	$8.97	(5.48)%	$8,088	1.38	%(15)	1.38	%(15)	2.23	%(15)	1.77%	233%
2019	10.11	0.13	(0.15)	(0.02)	(0.19)	(0.29)	(0.48)	9.61	(0.01)	9,821	1.20	(8)	1.20	(8)	2.15	(8)	1.11	315
2018	10.12	0.10	0.14	0.24	(0.05)	(0.20)	(0.25)	10.11	2.36	5,951	1.16	(9)	1.16	(9)	2.16	(9)	0.95	266(4)
2017	9.68	0.03	0.44	0.47	(0.03)	—	(0.03)	10.12	4.79	4,841	1.14	(10)	1.14	(10)	2.16	(10)	0.34	215(4)
2016	9.60	—	0.36	0.36	(0.18)	(0.10)	(0.28)	9.68	3.77	1,352	0.96	(6)(11)	0.96	(6)(11)	2.18	(6)(11)	–	149
2015(12)	9.97	0.04	(0.41)	(0.37)	—	—	—	9.60	(3.71)	19	0.25		0.25		1.83		1.03	35
Multi-Asset Accumulation Fund
Class F
2020@	$10.63	$—	$(0.71)	$(0.71)	$(0.13)	$(1.11)	$(1.24)	$8.68	(7.63)%	$2,328,337	1.17%		1.17%		1.29%		0.03%	26%
2019	9.81	0.08	1.03	1.11	(0.27)	(0.02)	(0.29)	10.63	11.94	2,659,785	1.17		1.17		1.30		0.80	63
2018	10.01	0.06	0.24	0.30	—	(0.50)	(0.50)	9.81	2.93	2,655,399	1.17		1.17		1.29		0.64	11
2017	10.31	(0.01)	0.39	0.38	(0.07)	(0.61)	(0.68)	10.01	4.33	2,468,847	1.17		1.17		1.31		(0.12)	28
2016	9.53	(0.05)	1.10	1.05	—	(0.27)	(0.27)	10.31	11.36	2,076,240	1.19	(6)	1.19	(6)	1.35	(6)	(0.50)	55
2015	10.89	(0.09)	(0.28)	(0.37)	(0.11)	(0.88)	(0.99)	9.53	(3.98)	1,803,619	1.17		1.17		1.33		(0.85)	94
Class Y
2020@	$10.70	$—	$(0.70)	$(0.70)	$(0.15)	$(1.11)	$(1.26)	$8.74	(7.56)%	$177,903	0.92%		0.92%		1.04%		(0.02)%	26%
2019	9.88	0.07	1.06	1.13	(0.29)	(0.02)	(0.31)	10.70	12.16	220,654	0.92		0.92		1.05		0.66	63
2018	10.06	0.05	0.27	0.32	—	(0.50)	(0.50)	9.88	3.13	228,037	0.92		0.92		1.04		0.52	11
2017	10.36	—	0.41	0.41	(0.10)	(0.61)	(0.71)	10.06	4.55	237,569	0.92		0.92		1.06		(0.03)	28
2016	9.55	(0.03)	1.11	1.08	—	(0.27)	(0.27)	10.36	11.66	202,865	0.94	(6)	0.94	(6)	1.10	(6)	(0.33)	55
2015(13)	10.11	(0.08)	(0.48)	(0.56)	—	—	—	9.55	(5.54)	202,311	0.92		0.92		1.08		(1.04)	94

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.20%, 1.20%, and 2.14%.

(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%, 1.09%, and 2.09%.

(4)	The portfolio turnover rate in 2017 and 2018 have been changed from 37% to 215% and 373% to 266%, respectively.

(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.06%, 1.06%, and 2.09%.

(6)	The expense ratio includes proxy expenses outside of the cap.

(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.85%, 0.85%, and 2.12%.

(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.96%, 0.96%, and 1.91%.

(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%, 0.84% and 1.84%.

(10)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.79%, 0.79%, and 1.98%.

(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.69%, 0.69%, and 1.91%.

(12)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

(13)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(14)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.24%, 1.24%, and 2.09%.

(15)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.99%, 0.99%, and 1.84%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2020@	$11.07	$0.22	$(1.51)	$(1.29)	$(0.24)		$(0.03)	$(0.27)	$9.51	(11.95)%	$699,884	0.80%		0.80%		1.20%		4.02%	90%
2019	10.61	0.45	0.41	0.86	(0.40)		—	(0.40)	11.07	8.29	816,056	0.80		0.80		1.20		4.15	76
2018	10.88	0.40	(0.24)	0.16	(0.34)	(2)	(0.09)	(0.43)	10.61	1.56	815,020	0.80		0.80		1.21		3.78	119
2017	10.56	0.48	0.24	0.72	(0.40)		—	(0.40)	10.88	6.90	813,767	0.80		0.80		1.21		4.47	77
2016	10.46	0.50	0.23	0.73	(0.53)		(0.10)	(0.63)	10.56	7.38	643,477	0.82	(3)(4)	0.82	(3)(4)	1.23	(3)(4)	4.85	72
2015	10.60	0.54	(0.19)	0.35	(0.44)		(0.05)	(0.49)	10.46	3.33	615,259	0.85	(5)	0.85	(5)	1.25	(5)	5.06	109
Class Y
2020@	$11.07	$0.23	$(1.51)	$(1.28)	$(0.25)		$(0.03)	$(0.28)	$9.51	(11.90)%	$142,525	0.70%		0.70%		0.95%		4.13%	90%
2019	10.61	0.46	0.41	0.87	(0.41)		—	(0.41)	11.07	8.39	161,776	0.70		0.70		0.95		4.25	76
2018	10.88	0.41	(0.24)	0.17	(0.35)	(2)	(0.09)	(0.44)	10.61	1.66	175,431	0.70		0.70		0.96		3.88	119
2017	10.56	0.49	0.24	0.73	(0.41)		—	(0.41)	10.88	7.00	166,980	0.70		0.70		0.96		4.60	77
2016	10.46	0.52	0.22	0.74	(0.54)		(0.10)	(0.64)	10.56	7.49	97,943	0.72	(3)(6)	0.72	(3)(6)	0.98	(3)(6)	5.08	72
2015(7)	10.62	0.45	(0.26)	0.19	(0.35)		—	(0.35)	10.46	1.81	33,224	0.76	(8)	0.76	(8)	1.00	(8)	5.60	109
Multi-Asset Inflation Managed Fund
Class F
2020@	$8.28	$0.06	$(0.75)	$(0.69)	$(0.12)		$—	$(0.12)	$7.47	(8.44)%	$720,953	1.39	%(9)	1.39	%(9)	1.63	%(9)	1.35%	22%
2019	8.49	0.14	(0.20)	(0.06)	(0.15)		—	(0.15)	8.28	(0.62)	798,451	1.52	(9)	1.52	(9)	1.76	(9)	1.68	30
2018	8.52	0.17	(0.08)	0.09	(0.12)		—	(0.12)	8.49	1.04	860,457	1.52	(9)	1.52	(9)	1.76	(9)	1.97	32
2017	8.80	0.09	(0.27)	(0.18)	(0.10)		—	(0.10)	8.52	(2.07)	821,191	1.33	(9)	1.33	(9)	1.56	(9)	1.01	68
2016	8.75	0.05	0.04	0.09	(0.04)		—	(0.04)	8.80	1.06	990,931	1.23	(3)(9)	1.23	(3)(9)	1.46	(3)(9)	0.59	73
2015	9.39	—	(0.64)	(0.64)	—		—	—	8.75	(6.82)	924,048	1.11	(10)	1.11	(10)	1.34	(10)	(0.05)	115
Class Y
2020@	$8.29	$0.05	$(0.73)	$(0.68)	$(0.14)		$—	$(0.14)	$7.47	(8.32)%	$44,231	1.14	%(11)	1.14	%(11)	1.38	%(11)	1.33%	22%
2019	8.50	0.13	(0.17)	(0.04)	(0.17)		—	(0.17)	8.29	(0.35)	55,857	1.27	(11)	1.27	(11)	1.51	(11)	1.56	30
2018	8.53	0.16	(0.05)	0.11	(0.14)		—	(0.14)	8.50	1.29	63,546	1.27	(11)	1.27	(11)	1.50	(11)	1.90	32
2017	8.82	0.10	(0.26)	(0.16)	(0.13)		—	(0.13)	8.53	(1.90)	68,506	1.08	(11)	1.08	(11)	1.32	(11)	1.13	68
2016	8.77	0.07	0.04	0.11	(0.06)		—	(0.06)	8.82	1.30	89,261	0.98	(3)(11)	0.98	(3)(11)	1.21	(3)(11)	0.79	73
2015(7)	8.96	0.04	(0.23)	(0.19)	—		—	—	8.77	(2.12)	83,248	0.92	(12)	0.92	(12)	1.15	(12)	0.53	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes return of capital of $0.02.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.21%.
(5)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.20%.
(6)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.96%.
(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.95%.
(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.
(10)	The expense ratio includes interest and dividend expense. Had this expense been excluded the ratios would have been 0.95%, 0.95%, and 1.18%.
(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.89%.
(12)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.93%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	287

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2020 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2020@	$10.39	$0.04	$(0.07)	$(0.03)	$(0.18)	$(0.19)	$(0.37)	$9.99	(0.34)%	$713,029	0.62%		0.62%		0.98%		0.85%	49%
2019	10.05	0.15	0.24	0.39	(0.05)	—	(0.05)	10.39	3.94	684,753	0.62		0.62		0.98		1.45	128
2018	10.25	0.09	0.09	0.18	(0.20)	(0.18)	(0.38)	10.05	1.75	682,982	0.62		0.62		0.98		0.88	228
2017	10.14	—	0.18	0.18	(0.02)	(0.05)	(0.07)	10.25	1.78	694,247	0.62		0.62		0.98		0.02	159
2016	10.11	(0.01)	0.16	0.15	—	(0.12)	(0.12)	10.14	1.47	658,185	0.64	(2)	0.64	(2)	1.00	(2)	(0.07)	234
2015	10.25	(0.04)	0.09	0.05	—	(0.19)	(0.19)	10.11	0.57	565,709	0.62		0.62		0.98		(0.39)	227
Class Y
2020@	$10.41	$0.05	$(0.08)	$(0.03)	$(0.19)	$(0.19)	$(0.38)	$10.00	(0.35)%	$43,163	0.52%		0.52%		0.73%		0.95%	49%
2019	10.07	0.16	0.24	0.40	(0.06)	—	(0.06)	10.41	4.04	47,957	0.52		0.52		0.73		1.55	128
2018	10.27	0.10	0.09	0.19	(0.21)	(0.18)	(0.39)	10.07	1.84	44,681	0.52		0.52		0.73		0.97	228
2017	10.16	0.01	0.17	0.18	(0.02)	(0.05)	(0.07)	10.27	1.88	50,346	0.52		0.52		0.73		0.11	159
2016	10.12	—	0.16	0.16	—	(0.12)	(0.12)	10.16	1.57	51,496	0.54	(2)	0.54	(2)	0.75	(2)	0.02	234
2015(3)	10.06	(0.02)	0.08	0.06	—	—	—	10.12	0.60	50,662	0.52		0.52		0.74		(0.30)	227

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2020. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2020

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index (commenced operations on January 31, 2018), Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds except for the Large Cap Index and S&P 500 Index Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies

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March 31, 2020

and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk

290	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Global Managed Volatility Fund and the Tax-Managed International Managed Volatility Fund both use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

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March 31, 2020

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the six month period ended March 31, 2020, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating

292	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2020, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering

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March 31, 2020

into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2020, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/ swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of

294	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2020, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2020, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	295

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March 31, 2020

margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2020, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

296	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2020. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2020, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	297

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March 31, 2020

The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2020, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Small Cap Growth Fund
Value Creation	$ 145,600	8/10/06	8/10/06	$—	$54	—%

High Yield Bond Fund
Aventine (Escrow Security)	$ 2,750	11/30/10	11/30/10	$—	$–	—%
CUI Acquisition	3	8/27/14	8/27/14	270	—	—%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

298	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2020, the Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $13.6 million, $4.8 million and $82.9 million, respectively. As of March 31, 2020, the Core Fixed Income Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $135.9 million, $.6 million, $95.7 million, $21.5 million, and $17.4 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$(1,259,580)	$(1,259,580)
Maximum potential amount of future payments	-	-	-	135,940,000	135,940,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

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March 31, 2020

MULTI-STRATEGY ALTERNATIVE FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$(64,433)	$-	$-	$(64,433)
Maximum potential amount of future payments	-	654,000	-	-	654,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-
MULTI-ASSET INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(119,162)	$(733,821)	$-	$(1,339,122)	$(2,192,105)
Maximum potential amount of future payments	1,750,000	33,550,000	-	60,390,000	95,690,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-
MULTI-ASSET INFLATION MANAGED FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$(5,041,569)	$(5,041,569)
Maximum potential amount of future payments	-	-	-	21,522,000	21,522,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-
MULTI-ASSET CAPITAL STABILITY FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$(290,263)	$(290,263)
Maximum potential amount of future payments	-	-	-	17,429,000	17,429,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	125,340,000	-	-	125,340,000
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	10,600,000	-	-	10,600,000
Total	$-	$-	$135,940,000	$-	$-	$135,940,000

300	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	654,000	-	-	654,000
Total	$-	$-	$654,000	$-	$-	$654,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$1,030,000	$-	$4,400,000	$-	$-	$5,430,000
101-200	-	-	63,370,000	-	-	63,370,000
201-300	-	-	2,515,000	-	-	2,515,000
301-400	-	-	-	-	-	-
> than 400	-	-	24,375,000	-	-	24,375,000
Total	$1,030,000	$-	$94,660,000	$-	$-	$95,690,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	21,522,000	21,522,000
Total	$-	$-	$-	$-	$21,522,000	$21,522,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	13,574,000	-	-	13,574,000
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	3,855,000	-	-	3,855,000
Total	$-	$-	$17,429,000	$-	$-	$17,429,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	301

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March 31, 2020

The fair value of derivative instruments as of March 31, 2020 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$17*	Net Assets — Unrealized depreciation on futures contracts	$230*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	65	Unrealized loss on forward foreign currency contracts	4,464

Total Derivatives not accounted for as hedging instruments		$82		$4,694

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$40,294*	Net Assets — Unrealized depreciation on futures contracts	$13,213*
	Net Assets — Unrealized appreciation on swap contracts	3,225†	Net Assets — Unrealized depreciation on swap contracts	22,823†
	Options purchased, at value	298	Options written, at value	3,906
	Swaptions purchased, at value	14	Swaptions written, at value	3,421
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,690	Unrealized loss on forward foreign currency contracts	8,547
	Options purchased, at value	800	Options written, at value	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—†	Net Assets — Unrealized depreciation on swap contracts	842†

Total Derivatives not accounted for as hedging instruments		$47,321		$52,752

Dynamic Asset Allocation Fund
Interest rate contracts	Swaptions purchased, at value	$3,142	Swaptions written, at value	$—
	Net Assets — Unrealized appreciation on swap contracts	1,864†		—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	411*	Net Assets — Unrealized depreciation on futures contracts	—*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	44	Unrealized loss on forward foreign currency contracts	4
	Options purchased, at value	2,963		—

Total Derivatives not accounted for as hedging instruments		$8,424		$4

Multi-Strategy Alternative Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—*	Net Assets — Unrealized depreciation on futures contracts	$—*
	Net Assets — Unrealized appreciation on swap contracts	—†	Net Assets — Unrealized depreciation on swap contracts	16†
Equity contracts	Options purchased, at value	1,205	Options written, at value	614
	Swaptions purchased, at value	—	Swaptions written, at value	—
	Net Assets — Unrealized appreciation on futures contracts	—*	Net Assets — Unrealized depreciation on futures contracts	83*
	Net Assets — Unrealized appreciation on swap contracts	656†	Net Assets — Unrealized depreciation on swap contracts	1,108†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,310	Unrealized loss on forward foreign currency contracts	1,237
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	914†	Net Assets — Unrealized depreciation on swap contracts	49†

Total Derivatives not accounted for as hedging instruments		$6,085		$3,107

302	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$29,845*	Net Assets — Unrealized depreciation on futures contracts	$11,708*
	Net Assets — Unrealized appreciation on swap contracts	11,791†	Net Assets — Unrealized depreciation on swap contracts	—†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	17,694*	Net Assets — Unrealized depreciation on futures contracts	2,163*
	Net Assets — Unrealized appreciation on swap contracts	645†	Net Assets — Unrealized depreciation on swap contracts	2,406†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	30,454	Unrealized loss on forward foreign currency contracts	50,283
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	3,347 *	Net Assets — Unrealized depreciation on futures contracts	19,209 *

Total Derivatives not accounted for as hedging instruments		$93,776		$85,769

Multi-Asset Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	6,825*	Net Assets — Unrealized depreciation on futures contracts	2,587*
	Options purchased, at value	—	Options written, at value	10
	Net Assets — Unrealized appreciation on swap contracts	1,062†	Net Assets — Unrealized depreciation on swap contracts	3,391†
Equity contracts	Options purchased, at value	792	Options written, at value	13,328
	Swaptions purchased, at value	—	Swaptions written, at value	—
	Net Assets — Unrealized appreciation on futures contracts	—*	Net Assets — Unrealized depreciation on futures contracts	805*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,552	Unrealized loss on forward foreign currency contracts	4,713
	Options purchased, at value	558	Options written, at value	1,785
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	89†	Net Assets — Unrealized depreciation on swap contracts	3,846†

Total Derivatives not accounted for as hedging instruments		14,878		30,465

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$451*	Net Assets — Unrealized depreciation on futures contracts	$5,495*
	Net Assets — Unrealized appreciation on swap contracts	2,425†	Net Assets — Unrealized depreciation on swap contracts	7,139†
	Swaptions purchased, at value	445	Swaptions written, at value	350
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—*	Net Assets — Unrealized depreciation on futures contracts	2,198*
	Net Assets — Unrealized appreciation on swap contracts	18†	Net Assets — Unrealized depreciation on swap contracts	907†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,066	Unrealized loss on forward foreign currency contracts	406
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,814*	Net Assets — Unrealized depreciation on future contracts	10,554*
	Options purchased, at value	242	Options written, at value	208
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	1,081†	Net Assets — Unrealized depreciation on swaps contracts	2,884†

Total Derivatives not accounted for as hedging instruments		$8,542		$30,141

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	303

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$2,540*	Net Assets — Unrealized depreciation on futures contracts	$122*
	Net Assets — Unrealized appreciation on swap contracts	469†	Net Assets — Unrealized depreciation on swap contracts	—†
	Swaptions purchased, at value	233	Swaptions written, at value	—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	2,459*	Net Assets — Unrealized depreciation on futures contracts	465*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,736	Unrealized loss on forward foreign currency contracts	2,486
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	113†	Net Assets — Unrealized depreciation on swap contracts	617†

Total Derivatives not accounted for as hedging instruments		$7,550		$3,690

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the period ended March 31, 2020:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$(2,729)	$—	$—	$(2,729)
Foreign exchange contracts	—	—	—	12,700	—	12,700
Total	$—	$—	$(2,729)	$12,700	$—	$9,971
Core Fixed Income Fund
Interest rate contracts	$(2,139)	$—	$29,335	$—	$(16,296)	$10,900
Equity contracts	—	—	—	—	—	—
Foreign exchange contracts	165	—	—	525	—	690
Credit contracts	—	—	—	—	(476)	(476)
Total	$(1,974)	$—	$29,335	$525	$(16,772)	$11,114
High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$(783)	$(783)
Total	$—	$—	$—	$—	$(783)	$(783)
Dynamic Asset Allocation Fund
Equity contracts	$—	$—	$(9,360)	$—	$—	$(9,360)
Foreign exchange contracts	(36)	—	—	2,610	—	2,574
Total	$(36)	$—	$(9,360)	$2,610	$—	$(6,786)

304	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$1,720	$1,720
Equity contracts	(35)	—	357	—	96	418
Interest rate contracts	—	—	(2)	—	(262)	(264)
Foreign exchange contracts	—	—	—	(94)	—	(94)
Total	$(35)	$—	$355	$(94)	$1,554	$1,780
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$62,656	$—	$12,255	$74,911
Interest rate contracts	—	—	(148,879)	—	(14,895)	(163,774)
Foreign exchange contracts	—	—	—	14,962	—	14,962
Commodity contracts	—	—	(91,982)	—	(4,129)	(96,111)
Total	$—	$—	$(178,205)	$14,962	$(6,769)	$(170,012)
Multi-Asset Income Fund
Equity contracts	$3,014	$—	$(4,605)	$—	$—	$(1,591)
Credit contracts	—	—	—	—	(2,107)	(2,107)
Interest rate contracts	1,752	—	5,802	—	(3,932)	3,622
Foreign exchange contracts	76	—	—	651	—	727
Total	$4,842	$—	$1,197	$651	$(6,039)	$651
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$2,961	$2,961
Equity contracts	—	—	7,554	—	—	7,554
Interest rate contracts	—	—	(1,580)	—	243	(1,337)
Foreign exchange contracts	—	—	—	(146)	—	(146)
Commodity contracts	(186)	—	(11,942)	—	(8,571)	(20,699)
Total	$(186)	$—	$(5,968)	$(146)	$(5,367)	$(11,667)
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$(965)	$(965)
Equity contracts	65	—	(10,324)	—	—	(10,259)
Interest rate contracts	(1,861)	—	3,519	—	991	2,649
Foreign exchange contracts	32	—	—	2,277	—	2,309
Total	$(1,764)	$—	$(6,805)	$2,277	$26	$(6,266)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$(163)	$—	$—	$(163)
Foreign exchange contracts	—	—	—	(6,538)	—	(6,538)
Total	$—	$—	$(163)	$(6,538)	$—	$(6,701)
Core Fixed Income Fund
Credit contracts	$—	$—	$—	$—	$(970)	$(970)
Interest rate contracts	(1,660)	(3,163)	24,587	—	(7,724)	12,040
Foreign exchange contracts	440	—	—	(5,423)	—	(4,983)
Total	$(1,220)	$(3,163)	$24,587	$(5,423)	$(8,694)	$6,087
High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$44	$44
Total	$—	$—	$—	$—	$44	$44

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	305

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Dynamic Asset Allocation Fund
Equity contracts	$—	$—	$483	$—	$—	$483
Interest rate contracts	—	1,049	—	—	1,864	2,913
Foreign exchange contracts	1,322	—	—	(4,706)	—	(3,384)
Total	$1,322	$1,049	$483	$(4,706)	$1,864	$12
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$914	$914
Equity contracts	262	17	(92)	—	(520)	(333)
Interest rate contracts	—	—	10	—	94	104
Foreign exchange contracts	—	—	—	2,014	—	2,014
Total	$262	$17	$(82)	$2,014	$488	$2,699
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$24,473	$—	$(3,126)	$21,347
Interest rate contracts	—	—	35,988	—	8,944	44,932
Foreign exchange contracts	—	—	—	(27,943)	—	(27,943)
Commodity contracts	—	—	(16,766)	—	—	(16,766)
Total	$—	$—	$43,695	$(27,943)	$5,818	$21,570
Multi-Asset Income Fund
Credit contracts	$—	$—	$—	$—	$(4,088)	$(4,088)
Equity contracts	(9,220)	—	(447)	—	—	(9,667)
Interest rate contracts	(12)	(121)	5,020	—	537	5,424
Foreign exchange contracts	(1,812)	—	—	182	—	(1,630)
Total	$(11,044)	$(121)	$4,573	$182	$(3,551)	$(9,961)
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$(1,743)	$(1,743)
Equity contracts	—	—	(2,459)	—	—	(2,459)
Interest rate contracts	—	(55)	(5,477)	—	(2,511)	(8,043)
Foreign exchange contracts	—	—	—	1,733	—	1,733
Commodity contracts	16	—	(10,786)	—	105	(10,665)
Total	$16	$(55)	$(18,722)	$1,733	$(4,149)	$(21,177)
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$(386)	$(386)
Equity contracts	(99)	—	2,391	—	—	2,292
Interest rate contracts	(23)	(21)	3,387	—	(704)	2,639
Foreign exchange contracts	(16)	233	—	(1,340)	—	(1,123)
Total	$(138)	$212	$5,778	$(1,340)	$(1,090)	$3,422

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, swap contracts and swaption contracts activity during the year ended March 31, 2020 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:

Equity Contracts
Average Notional Balance Long	$11,371	$9,229	$12,170	$17,770	$3,186
Ending Notional Balance Long	11,483	6,642	12,106	13,075	6,373

			S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund
Futures Contracts:

Equity Contracts
Average Notional Balance Long			$20,661	$19,052	$1,103
Ending Notional Balance Long			26,223	38,105	2,206

306	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

		U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:

Equity Contracts
Average Notional Balance Long		$29,692	$13,965	$8,541	$7,275
Ending Notional Balance Long		26,704	17,698	730	11,377
Forward Foreign Currency Contracts:
Average Notional Balance Long		–	296,958	–	–
Average Notional Balance Short		–	301,152	–	–
Ending Notional Balance Long		–	246,152	–	–
Ending Notional Balance Short		–	250,550	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Futures Contracts:

Commodity Contracts
Average Notional Balance Short	$–	$–	$–	$–	$739,660
Ending Notional Balance Short	–	–	–	–	795,493
Equity Contracts
Average Notional Balance Long	96,566	–	3,135	–	–
Average Notional Balance Short	27,945	–	50,859	1,080	700,411
Ending Notional Balance Long	193,133	–	6,271	–	–
Ending Notional Balance Short	55,891	–	–	1,202	287,973
Interest Contracts
Average Notional Balance Long	1,488,533	–	–	318	–
Average Notional Balance Short	532,201	–	–	–	2,388,216
Ending Notional Balance Long	1,364,197	–	–	–	–
Ending Notional Balance Short	512,731	–	–	–	1,610,802
Forward Foreign Currency Contracts:
Average Notional Balance Long	96,600	–	213,784	30,758	906,991
Average Notional Balance Short	99,528	–	216,018	29,722	916,905
Ending Notional Balance Long	193,199	–	50,085	61,516	1,813,982
Ending Notional Balance Short	199,056	–	50,045	59,443	1,833,811
Swaps:

Total Return Contracts
Average Notional Balance Long	–	–	–	4,349	–
Ending Notional Balance Long	–	–	–	3,783	–
Credit Contracts
Average Notional Balance Long	–	–	–	14,235	–
Average Notional Balance Short	83,908	4,953	–	970	–
Ending Notional Balance Long	–	–	–	17,759	–
Ending Notional Balance Short	135,940	9,906	–	654	–
Interest Contracts
Average Notional Balance	514,055	–	–	4,570	698,526
Ending Notional Balance	533,135	–	–	1,236	625,177
Equity Contracts
Average Notional Balance Long	–	–	–	10,363	13,131
Average Notional Balance Short	–	–	–	4,965	–
Ending Notional Balance Long	–	–	–	10,300	26,262
Ending Notional Balance Short	–	–	–	3,587	–
Commodity Contracts
Average Notional Balance Long	–	–	–	–	105,774
Average Notional Balance Short	–	–	–	–	–
Ending Notional Balance Long	–	–	–	–	37,456
Ending Notional Balance Short	–	–	–	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	307

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Options:

Equity
Average Notional Balance Long†	$–	$–	$249	$822	$–
Average Notional Balance Short†	–	–	–	442	–
Ending Notional Balance Long†	–	–	–	976	–
Ending Notional Balance Short†	–	–	–	534	–
Interest
Average Notional Balance Long†	619	–	2,357	–	–
Average Notional Balance Short†	1,830	–	–	–	–
Ending Notional Balance Long†	1,167	–	2,357	–	–
Ending Notional Balance Short†	3,569	–	–	–	–
Currency
Average Notional Balance Long†	179	–	821	–	–
Ending Notional Balance Long†	359	–	1,641	–	–

			Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:

Commodity Contracts
Average Notional Balance Long			$–	$127,031	$–
Average Notional Balance Short			–	18,043	–
Ending Notional Balance Long			–	120,791	–
Ending Notional Balance Short			–	13,302	–
Equity Contracts
Average Notional Balance Long			44,469	1,419	77,669
Average Notional Balance Short			–	35,422	15,518
Ending Notional Balance Long			46,674	2,839	34,829
Ending Notional Balance Short			–	32,762	31,036
Interest Contracts
Average Notional Balance Long			310,883	13,528	83,981
Average Notional Balance Short			85,677	137,283	14,686
Ending Notional Balance Long			290,732	23,534	74,623
Ending Notional Balance Short			89,332	146,670	–
Forward Foreign Currency Contracts:
Average Notional Balance Long			–	21,274	97,510
Average Notional Balance Short			–	20,444	97,135
Ending Notional Balance Long			–	42,549	195,020
Ending Notional Balance Short			–	40,888	194,270
Swaps:

Total Return Contracts
Average Notional Balance Long			–	41,670	–
Ending Notional Balance Long			–	38,035	–
Credit Contracts
Average Notional Balance Long			$7,906	$47,290	$–
Average Notional Balance Short			143,103	21,110	23,668
Ending Notional Balance Long			4,756	82,850	–
Ending Notional Balance Short			95,690	21,522	17,494
Interest Contracts
Average Notional Balance			121,835	163,647	13,748
Ending Notional Balance			91,930	213,496	11,014

308	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Swaps: (continued)

Options:

Commodity
Average Notional Balance Long†	$–	$325	$–
Average Notional Balance Short†	–	118	–
Ending Notional Balance Long†	–	275	–
Ending Notional Balance Short†	–	129	–
Equity
Average Notional Balance Long†	964	–	154
Average Notional Balance Short†	3,976	–	60
Ending Notional Balance Long†	1,710	–	–
Ending Notional Balance Short†	5,944	–	–
Interest
Average Notional Balance Long†	95	347	80
Average Notional Balance Short†	35	272	24
Ending Notional Balance Long†	121	693	160
Ending Notional Balance Short†	70	543	48
Currency
Average Notional Balance Long†	431	–	–
Average Notional Balance Short†	293	–	8
Ending Notional Balance Long†	659	–	–
Ending Notional Balance Short†	468	–	–

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	309

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2020 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$ —	$—	$ —	$ —	$ —	$ 208	$ —	$ 208
Large Cap Value Fund	—	—	—	—	—	97	—	97
Large Cap Growth Fund	—	—	—	—	—	214	—	214
Large Cap Index Fund	—	—	—	—	—	208	—	208
Tax-Managed Large Cap Fund	—	—	—	—	—	146	—	146
Small Cap Fund	—	—	—	—	—	320	—	320
S&P 500 Index Fund	—	—	—	—	—	457	—	457
Small Cap Value Fund	—	—	—	—	—	—	—	—
U.S. Managed Volatility Fund	—	—	—	—	—	451	—	451
Global Managed Volatility Fund	—	61	—	61	—	208	—	208
Tax-Managed Managed Volatility Fund	—	—	—	—	—	14	—	14
Tax-Managed International Managed Volatility Fund	—	102	—	102	—	50	—	50
Core Fixed Income Fund	1,098	2,286	1,984	5,368	3,906	461	3,432	7,799
High Yield Bond Fund	—	—	—	—	—	—	—	—
Dynamic Asset Allocation Fund	—	—	—	—	—	1,017	—	1,017
Multi-Strategy Alternative Fund	1,205	21	21	1,247	614	—	79	693
Multi-Asset Accumulation Fund	—	187	—	187	—	7,240	—	7,240
Multi-Asset Income Fund	1,350	221	617	2,188	15,113	1,372	350	16,835
Multi-Asset Inflation Managed Fund	242	1,479	3,323	5,044	208	1,170	2,860	4,238
Multi-Asset Capital Stability Fund	—	503	21	524	—	439	54	493
Total Exchange-Traded or Centrally Cleared	$3,895	$4,860	$5,966	$14,721	$19,841	$14,072	$6,775	$40,688

Securities with an aggregate market value of $0 ($ Thousands) have been pledged and $204,688 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2020.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$1,413	$1,413
Large Cap Value Fund	–	746	746
Large Cap Growth Fund	–	1,278	1,278
Large Cap Index Fund	–	1,259	1,259
Tax-Managed Large Cap Fund	–	1,339	1,339
S&P 500 Index Fund	–	2,640	2,640
Small Cap Fund	–	7,498	7,498
Small Cap Value Fund	–	284	284
U.S. Managed Volatility Fund	–	2,609	2,609
Global Managed Volatility Fund	–	1,912	1,912
Tax-Managed Managed Volatility Fund	–	307	307
Tax-Managed International Managed Volatility Fund	–	1,556	1,556
Core Fixed Income Fund	–	7,388	7,388
High Yield Bond Fund	–	184	184
Dynamic Asset Allocation Fund	–	624	624
Multi-Strategy Alternative Fund	–	7,629	7,629

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Multi-Asset Accumulation Fund	$–	$75,324	$75,324
Multi-Asset Income Fund	–	64,820	64,820
Multi-Asset Inflation Managed Fund	–	15,896	15,896
Multi-Asset Capital Stability Fund	–	9,982	9,982
Total	$–	$204,688	$204,688

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

310	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2020 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Brown Brothers Harriman	$ 65	$ —	$ —	$ 65	$ (4,464)	$ —	$ —	$ —	$ (4,464)	$ (4,399)	$—	$ (4,399)
Total Over the Counter	$ 65	$ —	$ —	$ 65	$ (4,464)	$ —	$ —	$ —	$ (4,464)

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$ 968	$ —	$ —	$ 968	$ —	$ —	$ —	$ —	$ —	$ 968	$ —	$ 968
Citigroup	699	—	—	699	(8,503)	—	—	—	(8,503)	(7,804)	—	(7,804)
Goldman Sachs	1,023	—	—	1,023	(44)	—	—	—	(44)	979	—	979
MSCO	—	14	—	14	—	(3,421)	—	—	(3,421)	(3,407)	—	(3,407)
Total Over the Counter	$ 2,690	$ 14	$ —	$ 2,704	$ (8,547)	$ (3,421)	$ —	$ —	$ (11,968)

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ 44	$ 6,105	$ —	$ 6,149	$ (4)	$ —	$ —	$ —	$ (4)	$ 6,145	$ —	$ 6,145
BNP Paribas	—	—	1,864	1,864	—	—	—	—	—	1,864	—	1,864
Total Over the Counter	$ 44	$ 6,105	$ 1,864	$ 8,013	$ (4)	$ —	$ —	$ —	$ (4)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ 1,258	$ 1,258	$ —	$ —	$ —	$ —	$ —	$ 1,258	$ —	$ 1,258
Barclays PLC	326	—	—	326	(92)	—	—	—	(92)	234	—	234
Citi	97	—	—	97	—	—	—	—	—	97	—	97
Deutsche Bank	194	—	—	194	(140)	—	(462)	—	(602)	(408)	—	(408)
Goldman Sachs	210	—	247	457	(20)	—	(57)	—	(77)	380	—	380
HSBC	27	—	—	27	(11)	—	—	—	(11)	16	—	16
JPMorgan Chase Bank	1,241	—	—	1,241	(485)	—	—	—	(485)	756	—	756
Merrill Lynch	126	—	—	126	(229)	—	—	—	(229)	(103)	—	(103)
Montgomery/Bank of America	4	—	—	4	—	—	—	—	—	4	—	4
Morgan Stanley	942	—	409	1,351	(180)	—	(401)	—	(581)	770	—	770
State Street	78	—	—	78	(54)	—	—	—	(54)	24	—	24
UBS	29	—	—	29	(26)	—	—	—	(26)	3	—	3
Westpac Banking	36	—	—	36	—	—	—	—	—	36	—	36
Total Over the Counter	$ 3,310	$ —	$ 1,914	$ 5,224	$ (1,237)	$ —	$ (920)	$ —	$ (2,157)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ 285	$ 285	$ —	$ —	$ (294)	$ —	$ (294)	$(9)	$ —	$(9)
Bank of New York	10	—	—	10	(4)	—	—	—	(4)	6	—	6
Barclays PLC	—	—	—	—	(5,260)	—	—	—	(5,260)	(5,260)	13,713	8,453
BNP Paribas	354	—	—	354	—	—	—	—	—	354	—	354
Brown Brothers Harriman	—	—	—	—	—	—	—	—	—	—	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	311

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Citigroup	16,002	—	137	16,139	(22,773)	—	(862)	—	(23,635)	(7,496)	—	(7,496)
JPMorgan Chase Bank	12,632	—	223	12,855	(22,080)	—	(1,250)	—	(23,330)	(10,475)	29,519	19,044
Merrill Lynch	—	—	—	—	—	—	—	—	—	—	—	—
State Street	1,456	—	—	1,456	(166)	—	—	—	(166)	1,290	—	1,290
Total Over the Counter	$ 30,454	$ —	$ 645	$ 31,099	$ (50,283)	$ —	$ (2,406)	$ —	$(52,689)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 1,104	$ 1,104
Barclays PLC	515	—	—	515	(136)	—	—	—	(136)	379	—	379
BNP Paribas	307	—	—	307	(182)	—	—	—	(182)	125	—	125
Citibank	—	—	—	—	—	—	(171)	—	(171)	(171)	—	(171)
Citigroup	851	—	—	851	(2,349)	—	—	—	(2,349)	(1,498)	—	(1,498)
Goldman Sachs	1,499	—	—	1,499	(1,277)	—	—	—	(1,277)	222	—	222
JPMorgan Chase Bank	1,410	—	—	1,410	(421)	—	(15)	—	(436)	974	—	974
Morgan Stanley	907	—	—	907	(348)	—	—	—	(348)	559	13,724	14,283
State Street	63	—	—	63	—	—	—	—	—	63	—	63
Total Over the Counter	$ 5,552	$ —	$ —	$ 5,552	$ (4,713)	$ —	$ (186)	$ —	$ (4,899)	$ 648

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ 210	$ —	$ 210	$ (13)	$ —	$ —	$ —	$ (13)	$ 197	—	197
Barclays PLC	—	—	—	—	(24)	—	—	—	(24)	(24)	—	(24)
Brown Brothers Harriman	145	—	—	145	(43)	—	—	—	(43)	102	—	102
CGG	—	—	—	—	—	—	(56)	—	(56)	(56)	—	(56)
Chase Securities	—	—	—	—	—	—	(390)	(299,301)	(299,691)	(299,691)	—	(299,691)
Citibank	—	—	—	—	—	(227)	—	—	(227)	(227)	—	(227)
Citigroup	10	—	1,185	1,195	—	—	(2,765)	—	(2,765)	(1,570)	—	(1,570)
Deutsche Bank	—	—	—	—	—	—	(564)	—	(564)	(564)	—	(564)
Goldman Sachs	1,793	—	—	1,793	—	—	(1,037)	—	(1,037)	756	—	756
HSBC	—	—	—	—	(132)	—	—	—	(132)	(132)	—	(132)
JPMorgan Chase	—	235	—	235	(94)	(123)	(215)	—	(432)	(197)	—	(197)
Macquarie Bank Limited	—	—	—	—	—	—	(329)	—	(329)	(329)	—	(329)
Merrill Lynch	—	—	—	—	—	—	(371)	—	(371)	(371)	—	(371)
Societe Generale	—	—	18	18	—	—	(207)	—	(207)	(189)	—	(189)
Standard Bank	—	—	—	—	(100)	—	—	—	(100)	(100)	—	(100)
UBS	118	—	—	118	—	—	—	—	—	118	—	118
Total Over the Counter	$ 2,066	$ 445	$ 1,203	$ 3,714	$ (406)	$ (350)	$ (5,934)	$ (299,301)	$ (305,991))

312	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
ANZ	$ 13	$ —	$ —	$ 13	$ (17)	$ —	$ —	$ —	$ (17)	$(4)	$—	$(4)
Bank of America	323	—	—	323	(93)	—	—	—	(93)	230	—	230
Barclays PLC	149	—	—	149	(270)	—	—	—	(270)	(121)	—	(121)
BNP Paribas	—	—	—	—	(112)	—	—	—	(112)	(112)	—	(112)
Brown Brothers Harriman	240	—	—	240	(91)	—	—	—	(91)	149	—	149
Citigroup	253	—	—	253	(50)	—	—	—	(50)	203	—	203
Credit Suisse	15	—	—	15	(54)	—	—	—	(54)	(39)	—	(39)
Deutsche Bank	119	—	—	119	(593)	—	—	—	(593)	(474)	—	(474)
Goldman Sachs	206	—	—	206	(161)	—	—	—	(161)	45	—	45
HSBC	24	—	—	24	(41)	—	—	—	(41)	(17)	—	(17)
JPMorgan Chase Bank	110	—	—	110	(812)	(233)	—	—	(1,045)	(935)	—	(935)
Morgan Stanley	161	—	—	161	(189)	—	—	—	(189)	(28)	—	(28)
RBS	49	—	—	49	(3)	—	—	—	(3)	46	—	46
Standard Bank	42	—	—	42	—	—	—	—	—	42	—	42
UBS	32	—	—	32	—	—	—	—	—	32	—	32
Total Over the Counter	$ 1,736	$ —	$ —	$ 1,736	$ (2,486)	$ (233)	$ —	$ —	$ (2,719)

(1)

Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $233,673 ($ Thousands) have been pledged and $61,391 ($ Thousands) in cash as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the

Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2020 ($ Thousands)	% of Total Net Assets at March 31, 2020
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$54,760	8.6%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	388,608	15.5%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	126,664	16.6%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	313

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Investment Income:
Investment Income	$220	$3,938	$1,277
Net Realized Gain (Loss) on:
Investments	130	715	449
Futures Contracts	—	(91,982)	(11,941)
Swap Contracts	—	(4,128)	(8,571)
Options	—	—	(186)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,246)	2,670	162
Futures Contracts	—	(16,769)	(10,786)
Swap Contracts	1,864	(1,260)	105
Options	—	—	16
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—

Total gains and losses attributed to the Funds’ investment in Subsidiaries	$968	$(106,816)	$(29,475)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the S&P 500 Index Fund and the Core Fixed Income Fund until January 31, 2021, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating expenses if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The agreements may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’

314	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

distributor, and a portion of the commissions paid on

those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund

Class F	0.3900%	0.25%	—	0.89%

Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund

Class F	0.3500%	0.25%	—	0.89%

Class I	0.3500%	0.25%	0.25%	1.11%

Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund

Class F	0.4000%	0.25%	—	0.89%

Class I	0.4000%	0.25%	0.25%	1.11%

Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund

Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund

Class F	0.4000%	0.25%	—	0.89%

Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund

Class F	0.0300%	0.25%	—	0.25%(1)

Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund

Class F	0.6500%	0.25%	—	1.14%

Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund

Class F	0.6500%	0.25%	—	1.14%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund

Class F	0.6500%	0.25%	—	1.11%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund

Class F	0.6500%	0.25%	—	1.11%

Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund

Class F	0.4000%	0.25%	—	0.98%

Class I	0.4000%	0.25%	0.25%	1.20%

Class Y	0.4000%	—	—	0.73%

U.S. Managed Volatility Fund

Class F	0.6500%	0.25%	—	0.90%

Class I	0.6500%	0.25%	0.25%	1.15%

Class Y	0.6500%	—	—	0.65%
Global Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.11%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.00%

Class Y	0.6500%	—	—	0.75%
Tax-Managed International Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.11%

Class Y	0.6500%	—	—	0.86%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	315

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation

Real Estate Fund

Class F	0.6500%	0.25%	—	1.14%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund

Class F	0.2750%	0.25%	—	0.66%(2)

Class I	0.2750%	0.25%	0.25%	0.88%

Class Y	0.2750%	—	—	0.41%(2)
High Yield Bond Fund

Class F	0.4875%	0.25%	—	0.89%

Class I	0.4875%	0.25%	0.25%	1.11%

Class Y	0.4875%	—	—	0.64%
Conservative Income Fund

Class F	0.1000%	0.25%	—	0.30%

Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund

Class F	0.1000%	0.25%	—	0.30%

Class Y	0.1000%	—	—	0.20%
Real Return Fund

Class F	0.2200%	0.25%	—	0.45%

Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund

Class F	0.6000%	0.25%	—	0.75%

Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund (3)

Class F	1.5000%	0.25%	—	1.26%

Class Y	1.5000%	—	—	1.01%
Multi-Asset Accumulation Fund

Class F	0.7500%	0.25%	—	1.17%

Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund

Class F	0.6000%	0.25%	—	0.80%

Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund

Class F	0.5500%	0.25%	—	0.90%

Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund

Class F	0.4000%	0.25%	—	0.62%

Class Y	0.4000%	—	—	0.52%

(1) Effective January 31, 2018, the Fund’s adviser, the Fund’s administrator and/ or the Fund’s distributor have contractually agreed to waive fees and/or reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.29% for Class F. This fee waiver and reimbursement agreement shall remain in effect until January 31, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

(2) Effective August 10, 2018, the Fund’s adviser, the Fund’s administrator and/ or the Fund’s distributor have contractually agreed to waive fees and/or reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.66% for Class F and 0.41% for Class Y. This fee waiver and reimbursement agreement shall remain in effect until January 31, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

(3) Prior to January 31, 2020, the expense limitation was 1.20% and 0.95% for Class F and Class Y, respectively.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

316	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2020, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fred Alger Management, Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

AQR Capital Management, LLC

Brandywine Global Investment Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management Inc.

Large Cap Growth Fund

Fiera Capital Inc.

Fred Alger Management, Inc.

McKinley Capital Management, LLC

Parametric Portfolio Associates LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Fiera Capital Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Hillsdale Investment Management Inc

Los Angeles Capital Management and Equity Research Inc.

LMCG Investments, LLC

Parametric Portfolio Associates LLC

Snow Capital Management L.P.

Small Cap Value Fund

Cardinal Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Small Cap Growth Fund

361 Capital, LLC

ArrowMark Colorado Holdings LLC

EAM Investors LLC

FalconPoint Capital, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Snow Capital Management L.P.

Mid-Cap Fund

Quantitative Management Associates LLC

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management LLC

Wells Capital Management, Inc.

Tax-Managed Managed Volatility Fund

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	317

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Wells Capital Management Incorporated

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management LLC

Benefit Street Partners, LLC

Brigade Capital Management, LLC

J. P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LLC

EMSO Partners Limited Management, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Putnam Investment Management LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

SSGA Funds Management Inc.

Western Asset Management Company

Western Asset Management Company Limited

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments

Credit Suisse Asset Management, LLC

QS Investors, LLC

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Capital Management, LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2020 were as follows ($ Thousands):

Real Estate Fund	$8

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2020 were as follows ($ Thousands):

Large Cap Fund	$286
Large Cap Value Fund	222
Tax-Managed Large Cap Fund	377
Small Cap Value Fund	316
U.S. Managed Volatility Fund	1,180
Tax-Managed Managed Volatility Fund	936
Tax-Managed International Managed Volatility Fund	231

$3,548

On April 20, 2018, SIMC made a capital contribution to the Large Cap Index Fund in the amount of $330,025. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from an unusually large unanticipated cash flow that came into the Fund shortly after launch.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2020, can be found on the

318	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2020, the following Funds borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
High Yield Bond Fund	02/28/20	03/02/20	7,500	2	2.63%
High Yield Bond Fund	03/02/20	03/03/20	13,900	1	2.70%
High Yield Bond Fund	03/16/20	03/17/20	11,200	1	1.80%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2020 and the year ended September 30, 2019.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	11,704	22,876	3,806	7,825	2,531	5,799	19,181	26,747
Shares Issued in Lieu of Dividends and Distributions	9,611	21,742	1,276	5,345	1,947	4,746	399	538
Shares Redeemed	(23,767)	(42,937)	(6,025)	(11,012)	(5,573)	(9,338)	(9,791)	(6,611)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(2,452)	1,681	(943)	2,158	(1,095)	1,207	9,789	20,674
Class I:
Shares Issued	–	–	11	20	6	8	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	16	3	11	–	–
Shares Redeemed	–	–	(25)	(74)	(14)	(42)	–	–
Total Decrease in Net Assets Derived from Class I Transactions	–	–	(11)	(38)	(5)	(23)	–	–
Class Y:
Shares Issued	2,041	2,661	493	1,462	289	982	–	–
Shares Issued in Lieu of Dividends and Distributions	602	1,293	170	604	242	468	–	–
Shares Redeemed	(2,841)	(3,116)	(500)	(989)	(435)	(540)	–	–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(198)	838	163	1,077	96	910	–	–
Increase (Decrease) in Capital Shares	(2,650)	2,519	(791)	3,197	(1,004)	2,094	9,789	20,674

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	319

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	7,487	13,184	2,222	2,096	4,511	8,784	1,161	2,612
Shares Issued in Lieu of Dividends and Distributions	9,161	2,267	404	457	42	6,810	87	1,413
Shares Redeemed	(15,472)	(23,199)	(2,633)	(3,693)	(5,819)	(13,777)	(1,416)	(3,858)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	1,176	(7,748)	(7)	(1,140)	(1,266)	1,817	(168)	167
Class I:
Shares Issued	–	–	9	20	–	–	15	13
Shares Issued in Lieu of Dividends and Distributions	–	–	2	2	–	–	—	10
Shares Redeemed	–	–	(25)	(37)	–	–	(16)	(32)
Total Decrease in Net Assets Derived from Class I Transactions	–	–	(14)	(15)	–	–	(1)	(9)
Class Y:
Shares Issued	820	4,633	–	–	726	979	412	566
Shares Issued in Lieu of Dividends and Distributions	1,222	287	–	–	6	377	16	182
Shares Redeemed	(2,624)	(2,091)	–	–	(742)	(919)	(347)	(221)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(582)	2,829	–	–	(10)	437	81	527
Increase (Decrease) in Capital Shares	594	(4,919)	(21)	(1,155)	(1,276)	2,254	(88)	685
	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	709	1,650	2,686	4,881	374	1,002	6,622	10,963
Shares Issued in Lieu of Dividends and Distributions	280	1,257	729	2,892	58	464	1,690	5,700
Shares Redeemed	(1,154)	(2,676)	(4,402)	(7,370)	(852)	(1,886)	(9,945)	(15,224)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(165)	231	(987)	403	(420)	(420)	(1,633)	1,439
Class I:
Shares Issued	3	7	–	–	1	3	2	6
Shares Issued in Lieu of Dividends and Distributions	1	8	–	–	–	4	3	8
Shares Redeemed	(6)	(20)	–	–	(3)	(6)	(3)	(2)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(2)	(5)	–	–	(2)	1	2	12
Class Y:
Shares Issued	64	247	630	1,405	41	32	15,311	21,016
Shares Issued in Lieu of Dividends and Distributions	31	113	103	315	2	13	2,008	4,857
Shares Redeemed	(83)	(113)	(667)	(591)	(46)	(43)	(13,948)	(10,515)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	12	247	66	1,129	(3)	2	3,371	15,358
Increase (Decrease) in Capital Shares	(155)	473	(921)	1,532	(425)	(417)	1,740	16,809

320	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	10,674	19,429	5,010	9,626	4,630	8,345	677	1,250
Shares Issued in Lieu of Dividends and Distributions	4,305	8,609	1,471	2,427	754	728	420	488
Shares Redeemed	(16,396)	(33,529)	(9,450)	(14,856)	(4,455)	(9,446)	(1,502)	(1,569)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,417)	(5,491)	(2,969)	(2,803)	929	(373)	(405)	169
Class I:
Shares Issued	2	5	–	–	–	–	—	1
Shares Issued in Lieu of Dividends and Distributions	5	11	–	–	–	–	2	3
Shares Redeemed	(6)	(24)	–	–	–	–	—	(8)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	1	(8)	–	–	–	–	2	(4)
Class Y:
Shares Issued	4,330	5,399	667	1,642	1,601	2,456	260	224
Shares Issued in Lieu of Dividends and Distributions	1,116	1,906	134	198	104	67	171	198
Shares Redeemed	(4,424)	(7,427)	(691)	(1,424)	(264)	(826)	(820)	(535)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	1,022	(122)	110	416	1,441	1,697	(389)	(113)
Increase (Decrease) in Capital Shares	(394)	(5,621)	(2,859)	(2,387)	2,370	1,324	(792)	52
	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	32,207	57,929	17,296	55,885	16,204	20,692	6,123	6,060
Shares Issued in Lieu of Dividends and Distributions	6,614	8,578	6,233	13,337	139	388	70	173
Shares Redeemed	(38,066)	(75,678)	(37,442)	(68,200)	(6,191)	(19,148)	(3,493)	(6,229)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	755	(9,171)	(13,913)	1,022	10,152	1,932	2,700	4
Class I:
Shares Issued	12	267	10	5,899	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	7	8	2	5	–	–	–	–
Shares Redeemed	(69)	(414)	(1,744)	(4,191)	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(50)	(139)	(1,732)	1,713	–	–	–	–
Class Y:
Shares Issued	4,164	8,411	3,310	5,701	592	1,292	73	2,477
Shares Issued in Lieu of Dividends and Distributions	836	1,115	916	1,820	18	57	7	26
Shares Redeemed	(5,591)	(7,982)	(4,923)	(5,585)	(935)	(1,787)	(1,075)	(1,942)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(591)	1,544	(697)	1,936	(325)	(438)	(995)	561
Increase (Decrease) in Capital Shares	114	(7,766)	(16,342)	4,671	9,827	1,494	1,705	565

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	321

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	4,122	4,947	4,367	8,850	4,443	8,335	20,449	36,812
Shares Issued in Lieu of Dividends and Distributions	60	491	824	1,119	447	2,184	29,564	8,008
Shares Redeemed	(3,298)	(6,717)	(7,555)	(15,632)	(5,561)	(11,839)	(32,157)	(65,271)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	884	(1,279)	(2,364)	(5,663)	(671)	(1,320)	17,856	(20,451)
Class Y:
Shares Issued	515	1,250	621	1,150	77	646	2,500	3,908
Shares Issued in Lieu of Dividends and Distributions	8	49	65	132	11	27	2,615	757
Shares Redeemed	(549)	(545)	(2,667)	(1,875)	(208)	(240)	(5,391)	(7,121)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(26)	754	(1,981)	(593)	(120)	433	(276)	(2,456)
Increase (Decrease) in Capital Shares	858	(525)	(4,345)	(6,256)	(791)	(887)	17,580	(22,907)
	Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019	10/1/2019 to 3/31/2020 (Unaudited)	2019
Class F:
Shares Issued	8,910	13,813	9,536	16,008	13,228	15,397
Shares Issued in Lieu of Dividends and Distributions	1,585	2,342	1,325	1,707	1,895	287
Shares Redeemed	(10,613)	(19,246)	(10,730)	(22,661)	(9,650)	(17,719)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(118)	(3,091)	131	(4,946)	5,473	(2,035)
Class Y:
Shares Issued	1,743	2,450	567	1,575	406	1,096
Shares Issued in Lieu of Dividends and Distributions	361	563	108	146	166	27
Shares Redeemed	(1,730)	(4,934)	(1,488)	(2,460)	(865)	(952)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	374	(1,921)	(813)	(739)	(293)	171
Increase (Decrease) in Capital Shares	256	(5,012)	(682)	(5,685)	5,180	(1,864)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, during the six month period ended March 31, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$722,168	$722,168
Sales	—	950,834	950,834
Large Cap Value Fund
Purchases	—	368,626	368,626
Sales	—	387,105	387,105
Large Cap Growth Fund
Purchases	—	384,368	384,368
Sales	—	488,138	488,138
Large Cap Index Fund
Purchases	—	124,196	124,196
Sales	—	13,587	13,587
Tax-Managed Large Cap Fund
Purchases	—	788,433	788,433
Sales	—	1,032,707	1,032,707

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
S&P 500 Index Fund
Purchases	$—	$68,743	$68,743
Sales	—	101,103	101,103
Small Cap Fund
Purchases	—	423,396	423,396
Sales	—	478,102	478,102
Small Cap Value Fund
Purchases	—	105,854	105,854
Sales	—	103,684	103,684
Small Cap Growth Fund
Purchases	—	256,631	256,631
Sales	—	277,485	277,485
Tax-Managed Small/Mid Cap Fund
Purchases	—	408,578	408,578
Sales	—	490,082	490,082
Mid-Cap Fund
Purchases	—	36,430	36,430
Sales	—	45,152	45,152
U.S. Managed Volatility Fund
Purchases	—	569,749	569,749
Sales	—	589,501	589,501
Global Managed Volatility Fund
Purchases	—	370,291	370,291
Sales	—	423,963	423,963

322	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tax-Managed Managed Volatility Fund
Purchases	—	6,844	6,844
Sales	—	3,379	3,379
Tax-Managed International Managed Volatility Fund
Purchases	—	126,826	126,826
Sales	—	122,480	122,480
Real Estate Fund
Purchases	—	79,344	79,344
Sales	—	97,359	97,359
Core Fixed Income Fund
Purchases	5,691,638	1,436,577	7,128,215
Sales	5,931,524	1,381,974	7,313,498
High Yield Bond Fund
Purchases	—	549,638	549,638
Sales	—	610,689	610,689
Conservative Income Fund
Purchases	—	—	—
Sales	—	—	—
Tax-Free Conservative Income Fund
Purchases	—	—	—
Sales	—	—	—
Real Return Fund
Purchases	55,419	—	55,419
Sales	49,389	—	49,389
Dynamic Asset Allocation Fund
Purchases	—	47,657	47,657
Sales	—	114,715	114,715
Multi-Strategy Alternative Fund
Purchases	—	711,459	711,459
Sales	—	693,589	693,589
Multi-Asset Accumulation Fund
Purchases	317,017	335,467	652,484
Sales	639,516	241,071	880,587
Multi-Asset Income Fund
Purchases	551,358	244,562	795,920
Sales	553,343	271,168	824,511
Multi-Asset Inflation Managed Fund
Purchases	166,235	62,583	228,818
Sales	172,992	61,232	234,224
Multi-Asset Capital Stability Fund
Purchases	70,285	19,640	89,925
Sales	153,841	19,855	173,696

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2019, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2018. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2019.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, distributable earnings, as appropriate, in the period that the differences arise.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	323

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2019 or September 30, 2018 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2019	$63,187	$249,425	$—	$—	$312,612
	2018	24,161	163,013	—	—	187,174
Large Cap Value Fund
	2019	38,436	101,919	—	—	140,355
	2018	22,219	48,679	—	—	70,898
Large Cap Growth Fund
	2019	26,844	148,720	—	—	175,564
	2018	4,438	118,351	—	—	122,789
Large Cap Index Fund
	2019	5,225	226	—	—	5,451
	2018	1,229	—	—	—	1,229
Tax-Managed Large Cap Fund
	2019	45,630	27,405	—	—	73,035
	2018	31,067	46,098	—	—	77,165
S&P 500 Index Fund
	2019	17,279	14,403	—	—	31,682
	2018	17,056	5,078	—	—	22,134
Small Cap Fund
	2019	27,739	51,099	—	—	78,838
	2018	5,565	38,028	—	—	43,593
Small Cap Value Fund
	2019	9,854	24,382	—	—	34,236
	2018	3,700	29,488	—	—	33,188
Small Cap Growth Fund
	2019	9,428	36,322	—	—	45,750
	2018	—	1,186	—	—	1,186
Tax-Managed Small/Mid Cap Fund
	2019	4,292	66,298	—	—	70,590
	2018	724	16,005	—	—	16,729
Mid-Cap Fund
	2019	4,906	8,115	—	—	13,021
	2018	4,862	4,552	—	—	9,414
U.S. Managed Volatility Fund
	2019	46,210	140,953	—	—	187,163
	2018	47,998	111,818	—	—	159,816
Global Managed Volatility Fund
	2019	35,198	86,795	—	—	121,993
	2018	26,382	76,034	—	—	102,416
Tax-Managed Managed Volatility Fund
	2019	17,492	30,837	—	—	48,329
	2018	15,125	28,360	—	—	43,485
Tax-Managed International Managed Volatility Fund
	2019	8,922	—	—	—	8,922
	2018	9,141	—	—	—	9,141
Real Estate Fund
	2019	1,882	9,180	—	—	11,062
	2018	2,513	13,955	—	—	16,468
Core Fixed Income Fund
	2019	118,680	—	—	—	118,680
	2018	62,547	—	—	—	62,547

324	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
	2019	$115,162	$—	$—	$—	$115,162
	2018	108,348	—	—	—	108,348
Conservative Income Fund
	2019	6,029	—	—	—	6,029
	2018	3,625	—	—	—	3,625
Tax-Free Conservative Income Fund
	2019	—	5	—	2,440	2,445
	2018	—	—	—	1,660	1,660
Real Return Fund
	2019	6,427	—	—	—	6,427
	2018	3,769	—	—	—	3,769
Dynamic Asset Allocation Fund
	2019	14,835	—	—	—	14,835
	2018	12,839	—	—	—	12,839
Multi-Strategy Alternative Fund
	2019	8,425	14,279	—	—	22,704
	2018	11,213	—	—	—	11,213
Multi-Asset Accumulation Fund
	2019	77,546	7,028	—	—	84,574
	2018	55,747	79,460	—	—	135,207
Multi-Asset Income Fund
	2019	35,715	—	—	—	35,715
	2018	35,157	2,671	2,095	—	39,923
Multi-Asset Inflation Managed Fund
	2019	16,073	—	—	—	16,073
	2018	12,654	—	—	—	12,654
Multi-Asset Capital Stability Fund
	2019	3,823	—	—	—	3,823
	2018	21,764	5,775	—	—	27,539

As of September 30, 2019, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$8,055	$137,273	$—	$—	$—	$—	$455,957	$(7)	$601,278
Large Cap Value Fund	11,779	21,200	—	—	—	—	214,412	(5)	247,386
Large Cap Growth Fund	2,821	81,977	—	—	—	—	464,279	(2)	549,075
Large Cap Index Fund	1,992	165	—	—	—	—	24,462	—	26,619
Tax-Managed Large Cap Fund	13,034	294,023	—	—	—	—	1,812,354	4	2,119,415
S&P 500 Index Fund	3,357	22,015	—	—	—	—	508,458	(4)	533,826
Small Cap Fund	252	—	—	(1,718)	(16,167)	—	31,469	66	13,902
Small Cap Value Fund	1,552	—	—	—	(6,060)	—	16,038	(2)	11,528
Small Cap Growth Fund	—	10,441	—	—	—	(852)	12,796	1	22,386
Tax-Managed Small/Mid Cap Fund	990	18,055	—	—	—	—	250,855	—	269,900
Mid-Cap Fund	301	1,401	—	—	—	—	7,061	(2)	8,761
U.S. Managed Volatility Fund	8,156	44,181	—	—	—	—	301,068	3	353,408
Global Managed Volatility Fund	27,612	35,165	—	—	—	—	162,230	—	225,007
Tax-Managed Managed Volatility Fund	3,733	20,821	—	—	—	—	430,528	(2)	455,080
Tax-Managed International Managed Volatility Fund	10,062	—	—	(12,216)	(13,448)	—	35,027	2	19,427

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	325

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Real Estate Fund	$—	$7,221	$—	$—	$—	$—	$29,686	$(2)	$36,905
Core Fixed Income Fund	46,457	—	—	(1,763)	—	—	101,105	(36,491)	109,308
High Yield Bond Fund	6,970	—	—	(64,298)	—	—	(123,184)	(7,574)	(188,086)
Conservative Income Fund	84	—	—	—	—	—	62	(102)	44
Tax-Free Conservative Income Fund	—	—	31	—	(15)	—	4	(29)	(9)
Real Return Fund	448	—	—	(5,267)	—	—	(104)	(956)	(5,879)
Dynamic Asset Allocation Fund	13,342	—	—	(19,784)	—	—	225,645	1	219,204
Multi-Strategy Alternative Fund	2,117	—	—	—	(13,714)	—	(2,659)	(836)	(15,092)
Multi-Asset Accumulation Fund	199,188	128,747	—	—	—	—	(174,510)	(12,192)	141,233
Multi-Asset Income Fund	8,803	—	—	(17)	—	—	34,426	(4,088)	39,124
Multi-Asset Inflation Managed Fund	10,729	—	—	(32,455)	(12,071)	—	(105,835)	(3,538)	(143,170)
Multi-Asset Capital Stability Fund	19,443	417	—	—	—	—	4,591	(1,622)	22,829

Post October losses represent losses realized on investment transactions from November 1, 2018 through September 30, 2019 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through September 30, 2019 and specified losses realized on investment transactions from November 1, 2018 through September 30, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Small Cap Fund	$1,718	$–	$1,718
Tax-Managed International Managed Volatility Fund	12,216	–	12,216
Real Return Fund	1,350	3,917	5,267
Core Fixed Income Fund(1)	227	1,536	1,763
Dynamic Asset Allocation Fund	18,596	1,188	19,784
Multi-Asset Income Fund	17	–	17
Multi-Asset Inflation Managed Fund	32,455	–	32,455

*	This table should be used in conjunction with the capital loss carryforwards table.

(1)	The Utilization is subject to a limitation.

During the fiscal year ended September 30, 2019, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Core Fixed Income Fund	56,915
Multi-Asset Income Fund	2,591

For Federal income tax purposes, the cost of investments owned at March 31, 2020, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2020, were as follows:

326	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,651,048	$325,103	$(203,857)	$121,246
Large Cap Value Fund	1,058,653	110,084	(180,378)	(70,294)
Large Cap Growth Fund	938,956	415,033	(54,469)	360,564
Large Cap Index Fund	534,266	28,791	(82,436)	(53,645)
Tax-Managed Large Cap Fund	1,899,559	1,309,853	(45,069)	1,264,784
S&P 500 Index Fund	336,101	408,847	(27,688)	381,159
Small Cap Fund	512,617	27,797	(77,471)	(49,674)
Small Cap Value Fund	283,042	14,967	(83,884)	(68,917)
Small Cap Growth Fund	287,423	19,536	(59,860)	(40,324)
Tax-Managed Small/Mid Cap Fund	589,288	126,679	(84,092)	42,587
Mid-Cap Fund	88,266	4,002	(23,169)	(19,167)
U.S. Managed Volatility Fund	1,525,394	140,688	(218,620)	(77,932)
Global Managed Volatility Fund	1,100,254	79,845	(174,932)	(95,087)
Tax-Managed Managed Volatility Fund	601,601	275,700	(34,331)	241,369
Tax-Managed International Managed Volatility Fund	337,174	23,591	(38,714)	(15,123)
Real Estate Fund	94,278	11,721	(15,399)	(3,678)
Core Fixed Income Fund	4,549,201	143,193	(107,429)	35,764
High Yield Bond Fund	1,490,287	25,032	(256,764)	(231,732)
Conservative Income Fund	356,466	108	(235)	(127)
Tax-Free Conservative Income Fund	198,682	4	(55)	(51)
Real Return Fund	260,392	1,263	(1,956)	(693)
Dynamic Asset Allocation Fund	486,724	190,340	(57,501)	132,839
Multi-Strategy Alternative Fund	412,837	7,649	(30,578)	(22,929)
Multi-Asset Accumulation Fund	1,370,724	37,278	(31,754)	5,524
Multi-Asset Income Fund	883,363	39,879	(123,755)	(83,876)
Multi-Asset Inflation Managed Fund	1,002,615	60,812	(92,004)	(31,192)
Multi-Asset Capital Stability Fund	436,619	3,098	(2,506)	592

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund L.P. (“Liquidity Fund”), and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	327

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2020 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$17,177	$17,177	$–
Large Cap Value Fund	15,443	15,443	–
Large Cap Growth Fund	22,639	22,639	–
Large Cap Index Fund	530	530	–
Tax-Managed Large Cap Fund	27,284	27,284	–
S&P 500 Index Fund	389	389	–
Small Cap Fund	15,186	15,186	–
Small Cap Value Fund	5,518	5,518	–
Small Cap Growth Fund	11,200	11,200	–
Tax-Managed Small/Mid Cap Fund	12,173	12,173	–
U.S. Managed Volatility Fund	252	252	–
Global Managed Volatility Fund	1,338	1,338	–
Tax- Managed Volatility Fund	176	176	–
Core Fixed Income Fund	37,854	37,854	–

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own

328	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk —

Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of futures contracts is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and

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March 31, 2020

implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as the COVID-19 disease that is caused by the SARS-CoV-2 coronavirus, have the ability to affect—quickly, drastically and substantially—global, national and regional financial and commercial and residential real estate markets, industries, sectors, the economic forces of supply and demand for commodities, good and services, labor markets, and credit and banking markets, and can substantially strain health care systems, government infrastructure and stability, and social structures and behaviors. The coronavirus, in particular, has resulted in enhanced health screenings, healthcare service preparation and delivery, increased strain on hospital resources and staff, increased demand for and strain on government medical resources, disruptions to supply chains and customer activity, lower consumer spending in certain sectors, closing of non-essential businesses, rapid increases in unemployment, government economic stimulus measures, social distancing, bans on large social gatherings and travel, border closings, shelter-in-place orders, quarantines, cancellations, school closings and a significant portion of the workforce working from home, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, is having an unprecedented impact on the economies of many nations, individual companies and the market in general and could cause further disruptions that cannot necessarily be foreseen. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems, lack of stable government structures and insufficient government funding, and health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Equity market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically

330	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

will be adversely affected by economic downturns or changes in banking regulations.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	331

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s

332	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	333

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2020

and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce nonqualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

334	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2020, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	97.89%
Class Y	19.21
Large Cap Value Fund
Class F	92.42%
Class I	12.67
Class Y	99.27
Large Cap Growth Fund
Class F	92.02%
Class I	15.77
Class Y	98.78
Large Cap Index Fund
Class F	99.49%
Tax-Managed Large Cap Fund
Class F	86.76%
Class Y	55.91
S&P 500 Index Fund
Class F	51.26%
Class I	25.00
Small Cap Fund
Class F	98.36%
Class Y	26.57
Small Cap Value Fund
Class F	93.01%
Class I	9.60
Class Y	98.76
Small Cap Growth Fund
Class F	91.14%
Class I	9.38
Class Y	97.55
Tax-Managed Small/Mid Cap Fund
Class F	91.87%
Class Y	54.09
Mid-Cap Fund
Class F	84.63%
Class I	0.00
Class Y	48.34
U.S. Managed Volatility Fund
Class F	89.67%
Class I	0.00
Class Y	7.91
Global Managed Volatility Fund
Class F	94.55%
Class I	0.00
Class Y	35.49
Tax-Managed Managed Volatility Fund

Fund	% Held
Class F	87.24%
Class Y	66.35
Tax-Managed International Managed Volatility Fund
Class F	96.62%
Class Y	85.47
Real Estate Fund
Class F	79.49%
Class I	0.00
Class Y	60.73
Core Fixed Income Fund
Class F	96.26%
Class I	34.07
Class Y	51.10
High Yield Bond Fund
Class F	96.89%
Class I	0.00
Class Y	51.70
Conservative Income Fund
Class F	98.77%
Class Y	30.27
Tax-Free Conservative Income Fund
Class F	98.71%
Class Y	77.52
Real Return Fund
Class F	98.50%
Class Y	50.75
Dynamic Asset Allocation Fund
Class F	97.66%
Class Y	13.78
Multi-Strategy Alternative Fund
Class F	98.09%
Class Y	70.68
Multi-Asset Accumulation Fund
Class F	98.41%
Class Y	14.47
Multi-Asset Income Fund
Class F	94.70%
Class Y	52.37
Multi-Asset Inflation Managed Fund
Class F	98.55%
Class Y	18.23
Multi-Asset Capital Stability Fund
Class F	98.77%
Class Y	20.28

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	335

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2020

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

14. REGULATORY MATTERS

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or NAV.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2020.

336	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Disclosure of Fund Expenses (Unaudited)

March 31, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$832.20	0.89%	$4.08
Class Y Shares	1,000.00	833.30	0.64	2.93
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class Y Shares	1,000.00	1,021.80	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$754.10	0.89%	$3.90
Class I Shares	1,000.00	753.50	1.11	4.87
Class Y Shares	1,000.00	754.70	0.64	2.81
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.45	1.11	5.60
Class Y Shares	1,000.00	1,021.80	0.64	3.23

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$943.90	0.89%	$4.33
Class I Shares	1,000.00	942.80	1.11	5.39
Class Y Shares	1,000.00	945.10	0.64	3.11
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.45	1.11	5.60
Class Y Shares	1,000.00	1,021.80	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$869.40	0.25%	$1.17
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.75	0.25%	$1.26

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	337

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2020

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$851.20	0.89%	$4.12
Class Y Shares	1,000.00	852.30	0.64	2.96
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class Y Shares	1,000.00	1,021.80	0.64	3.23
S&P 500 Index Fund
Actual Fund Return
Class F Shares	1,000.00	875.60	0.25	1.17
Class I Shares	1,000.00	873.70	0.65	3.04
Hypothetical 5% Return
Class F Shares	1,000.00	1,023.75	0.25	1.26
Class I Shares	1,000.00	1,021.75	0.65	3.29
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$742.70	1.14%	$4.97
Class Y Shares	1,000.00	744.20	0.89	3.92
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.30	1.14%	$5.76
Class Y Shares	1,000.00	1,020.50	0.89	4.55
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$660.50	1.14%	$4.73
Class I Shares	1,000.00	659.70	1.36	5.68
Class Y Shares	1,000.00	661.50	0.89	3.74
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.30	1.14%	$5.76
Class I Shares	1,000.00	1,018.15	1.36	6.91
Class Y Shares	1,000.00	1,020.50	0.89	4.55
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$753.40	1.11%	$4.87
Class I Shares	1,000.00	752.60	1.36	6.00
Class Y Shares	1,000.00	754.50	0.86	3.77
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.45	1.11%	$5.60
Class I Shares	1,000.00	1,018.15	1.36	6.91
Class Y Shares	1,000.00	1,020.70	0.86	4.34
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$739.50	1.11%	$4.83
Class Y Shares	1,000.00	740.50	0.89	3.87
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.45	1.11%	$5.60
Class Y Shares	1,000.00	1,020.55	0.89	4.50

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$744.10	0.98%	$4.27
Class I Shares	1,000.00	743.00	1.20	5.23
Class Y Shares	1,000.00	745.20	0.73	3.18
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.10	0.98%	$4.95
Class I Shares	1,000.00	1,019.00	1.20	6.06
Class Y Shares	1,000.00	1,021.36	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$808.90	0.90%	$4.07
Class I Shares	1,000.00	807.40	1.15	5.20
Class Y Shares	1,000.00	810.00	0.65	2.94
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.90%	$4.55
Class I Shares	1,000.00	1,019.25	1.15	5.81
Class Y Shares	1,000.00	1,021.75	0.65	3.29
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$835.30	1.11%	$5.07
Class I Shares	1,000.00	834.40	1.36	6.22
Class Y Shares	1,000.00	836.90	0.86	3.95
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.47	1.11%	$5.58
Class I Shares	1,000.00	1,018.22	1.36	6.84
Class Y Shares	1,000.00	1,020.70	0.86	4.34
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$837.90	1.00%	$4.59
Class Y Shares	1,000.00	839.00	0.75	3.45
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.00	1.00%	$5.05
Class Y Shares	1,000.00	1,021.25	0.75	3.79
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$847.00	1.11%	$5.13
Class Y Shares	1,000.00	848.30	0.86	3.97
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.45	1.11%	$5.60
Class Y Shares	1,000.00	1,020.70	0.86	4.34
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$762.10	1.14%	$5.02
Class I Shares	1,000.00	761.90	1.36	6.03
Class Y Shares	1,000.00	763.10	0.89	3.92
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.30	1.14%	$5.76
Class I Shares	1,000.00	1,018.15	1.36	6.91
Class Y Shares	1,000.00	1,020.55	0.89	4.50

338	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,016.20	0.66%	$3.33
Class I Shares	1,000.00	1,014.90	0.88	4.33
Class Y Shares	1,000.00	1,017.20	0.41	1.97
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.70	0.66%	$3.34
Class I Shares	1,000.00	1,020.70	0.88	4.34
Class Y Shares	1,000.00	1,023.05	0.41	1.97
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$865.20	0.89%	$4.15
Class I Shares	1,000.00	865.70	1.11	5.18
Class Y Shares	1,000.00	867.50	0.64	3.03
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.55	0.89%	$4.50
Class I Shares	1,000.00	1,019.45	1.11	5.60
Class Y Shares	1,000.00	1,021.75	0.64	3.29
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,007.80	0.30%	$1.51
Class Y Shares	1,000.00	1,008.30	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.50	0.30%	$1.52
Class Y Shares	1,000.00	1,024.00	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,005.20	0.30%	$1.50
Class Y Shares	1,000.00	1,005.70	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.50	0.30%	$1.52
Class Y Shares	1,000.00	1,024.00	0.20	1.01
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,003.20	0.45%	$2.25
Class Y Shares	1,000.00	1,003.50	0.35	1.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.75	0.45%	$2.28
Class Y Shares	1,000.00	1,023.25	0.35	1.77

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,076.50	0.75%	$3.90
Class Y Shares	1,000.00	1,078.10	0.50	2.60
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.31	0.75%	$3.80
Class Y Shares	1,000.00	1,022.56	0.50	2.54
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$943.90	1.63%	$7.92
Class Y Shares	1,000.00	945.20	1.38	6.71
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,016.85	1.63%	$8.22
Class Y Shares	1,000.00	1,018.10	1.38	6.96
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$923.70	1.17%	$5.63
Class Y Shares	1,000.00	924.40	0.92	4.43
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.15	1.17%	$5.91
Class Y Shares	1,000.00	1,020.40	0.92	4.65
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$880.50	0.80%	$3.76
Class Y Shares	1,000.00	881.00	0.70	3.29
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.00	0.80%	$4.04
Class Y Shares	1,000.00	1,021.50	0.70	3.54
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$915.60	1.39%	$6.66
Class Y Shares	1,000.00	917.70	1.14	5.47
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,018.05	1.39%	$7.01
Class Y Shares	1,000.00	1,019.30	1.14	5.76
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$996.60	0.62%	$3.09
Class Y Shares	1,000.00	996.50	0.52	2.60
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.90	0.62%	$3.13
Class Y Shares	1,000.00	1,022.40	0.52	2.63

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	339

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

340	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

At the March 23-25, 2020 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreements were already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on December 3-4, 2019 and March 24-25, 2020. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding certain amounts, as well as SIMC’s and its affiliates’ contractual waiver of their management and other fees with respect to the S&P 500 Index and Core Fixed Income Funds to prevent total Fund operating expenses from exceeding specified caps, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020	341

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 24, 2020, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

342	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax-Managed International Managed Volatility Fund, Real Estate Fund and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Core Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.2%
Alphabet Inc, Cl A*	14,578	$16,939
Alphabet Inc, Cl C*	1,975	2,297
AT&T Inc	414,642	12,087
Comcast Corp, Cl A	322,884	11,101
Facebook Inc, Cl A*	143,655	23,962
Interpublic Group of Cos Inc/The	299,511	4,849
Live Nation Entertainment Inc*	68,358	3,108
Match Group Inc* (A)	6,715	443
Netflix Inc*	6,768	2,541
New York Times Co/The, Cl A	11,195	344
Omnicom Group Inc	194,690	10,688
Pinterest, Cl A*	131,768	2,034
Spotify Technology SA*	18,682	2,269
TEGNA Inc	177,946	1,932
Verizon Communications Inc	492,684	26,472
ViacomCBS Inc, Cl B	35,550	498
Walt Disney Co/The	43,602	4,212
Zynga Inc, Cl A*	162,516	1,113

		126,889

Consumer Discretionary — 9.7%
Alibaba Group Holding ADR*	74,543	14,497
Amazon.com Inc, Cl A*	18,278	35,637
Aptiv PLC*	47,151	2,322
Best Buy Co Inc	85,726	4,886
BorgWarner Inc	247,424	6,030
Brinker International Inc	43,929	527
Carnival Corp* (A)	48,674	641
Dick’s Sporting Goods Inc	78,636	1,672
Dillard’s Inc, Cl A (A)	17,881	661
Dollar General Corp	100,826	15,226
DR Horton Inc	56,483	1,920
eBay Inc	244,384	7,346
Five Below Inc*	4,825	340
Foot Locker Inc, Cl A	64,995	1,433
Ford Motor Co*	152,816	738
GameStop Corp, Cl A* (A)	77,761	272
Garmin Ltd	22,399	1,679
General Motors Co	277,570	5,768
Goodyear Tire & Rubber Co/The	63,073	367
Harley-Davidson Inc, Cl A	82,967	1,571
Kohl’s Corp	50,709	740
Lear Corp	27,328	2,220
Lowe’s Cos Inc	130,981	11,271
Lululemon Athletica Inc*	22,114	4,192
Macy’s Inc* (A)	51,046	251
Magna International Inc, Cl A	73,335	2,341
NIKE Inc, Cl B	46,119	3,816
O’Reilly Automotive Inc*	17,938	5,400
PulteGroup Inc	213,962	4,776
Ross Stores Inc	184,185	16,019
Royal Caribbean Cruises Ltd	38,985	1,254

Description	Shares	Market Value ($ Thousands)
Starbucks Corp	20,402	$1,341
Target Corp, Cl A	78,626	7,310
Tesla Inc*	1,073	562
Ulta Beauty Inc*	4,588	806
Whirlpool Corp	32,184	2,761
Wyndham Destinations Inc	43,982	954
Yum China Holdings Inc	17,625	751

		170,298

Consumer Staples — 8.5%
Altria Group Inc	224,553	8,683
Archer-Daniels-Midland Co	131,850	4,639
Coca-Cola Co/The	51,772	2,291
Conagra Brands Inc	324,841	9,531
Estee Lauder Cos Inc/The, Cl A	11,187	1,782
Ingredion Inc	89,406	6,750
JM Smucker Co/The	124,415	13,810
Kellogg Co	111,671	6,699
Kroger Co/The	698,274	21,032
Molson Coors Beverage Co, Cl B	168,794	6,585
Monster Beverage Corp*	34,628	1,948
PepsiCo Inc	78,669	9,448
Philip Morris International Inc	206,587	15,073
Pilgrim’s Pride Corp*	111,946	2,028
Procter & Gamble Co/The	20,959	2,305
Sysco Corp, Cl A	93,394	4,262
Tyson Foods Inc, Cl A	120,839	6,993
Unilever NV	392,941	19,172
Walgreens Boots Alliance Inc	142,487	6,519

		149,550

Energy — 2.8%
BP PLC ADR	257,005	6,268
Cabot Oil & Gas Corp	123,373	2,121
Canadian Natural Resources Ltd	383,246	5,193
Chevron Corp	131,781	9,549
ConocoPhillips	140,875	4,339
Devon Energy Corp	100,433	694
HollyFrontier Corp	83,406	2,044
Laredo Petroleum Inc*	322,581	124
Marathon Petroleum Corp	390,470	9,223
Phillips 66	40,277	2,161
Royal Dutch Shell PLC ADR, Cl A (A)	86,827	3,029
Royal Dutch Shell PLC ADR, Cl B	67,059	2,190
Valero Energy Corp	53,276	2,416

		49,351

Financials — 15.1%
Aflac Inc	272,103	9,317
Allstate Corp/The	18,705	1,716
American International Group Inc	177,691	4,309
Ameriprise Financial Inc	31,908	3,270
Annaly Capital Management Inc‡	608,344	3,084
Banco Santander SA ADR	372,251	875

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Bank of America Corp	1,126,115	$23,907
Bank of New York Mellon Corp/The	40,826	1,375
Berkshire Hathaway Inc, Cl B*	119,081	21,772
BlackRock Inc	4,004	1,762
Capital One Financial Corp	39,647	1,999
Charles Schwab Corp/The	230,432	7,747
CIT Group Inc	57,032	984
Citigroup Inc	382,822	16,124
CME Group Inc	11,283	1,951
Comerica Inc	9,935	291
Discover Financial Services	72,074	2,571
Essent Group Ltd	42,633	1,123
Everest Re Group Ltd	7,652	1,472
Fifth Third Bancorp	276,682	4,109
First Republic Bank/CA	100,005	8,228
Goldman Sachs Group Inc/The	9,444	1,460
Hartford Financial Services Group Inc/The	43,878	1,546
Intercontinental Exchange Inc	50,100	4,046
JPMorgan Chase & Co	204,632	18,423
KeyCorp	155,139	1,609
KKR & Co Inc	45,669	1,072
Lincoln National Corp	58,196	1,532
Markel Corp*	14,103	13,086
Marsh & McLennan Cos Inc	119,799	10,358
MetLife Inc	13,335	408
MFA Financial Inc* ‡	112,336	174
Moody’s Corp	47,715	10,092
Morgan Stanley	135,842	4,619
PNC Financial Services Group Inc/The	13,677	1,309
Popular Inc	10,226	358
Progressive Corp/The	89,206	6,587
Prudential Financial Inc	18,137	946
Radian Group Inc	122,321	1,584
Regions Financial Corp	261,680	2,347
Reinsurance Group of America Inc, Cl A	5,459	459
S&P Global Inc	46,292	11,344
SLM Corp	347,020	2,495
State Street Corp	215,467	11,478
T Rowe Price Group Inc	12,813	1,251
Truist Financial Corp	77,437	2,388
Two Harbors Investment Corp‡	328,692	1,252
Unum Group	26,895	404
US Bancorp	217,613	7,497
Voya Financial Inc	90,831	3,683
Wells Fargo & Co	372,155	10,681
Willis Towers Watson PLC	53,165	9,030
Zions Bancorp NA (A)	111,259	2,977

		264,481

Health Care — 17.5%
Abbott Laboratories	247,700	19,546
AbbVie Inc	83,937	6,395
Alexion Pharmaceuticals Inc*	20,541	1,844

Description	Shares	Market Value ($ Thousands)
Allergan PLC	18,678	$3,308
AmerisourceBergen Corp, Cl A	106,610	9,435
Amgen Inc, Cl A	111,483	22,601
AstraZeneca PLC ADR	34,383	1,536
Baxter International Inc	5,428	441
Becton Dickinson and Co	49,124	11,287
Biogen Inc*	23,918	7,567
Boston Scientific Corp*	117,118	3,822
Bristol-Myers Squibb Co	230,483	12,847
Cardinal Health Inc	43,195	2,071
CVS Health Corp	318,885	18,919
Danaher Corp, Cl A	58,415	8,085
DaVita Inc*	4,752	361
DexCom Inc*	9,188	2,474
Gilead Sciences Inc	63,229	4,727
Guardant Health Inc* (A)	12,263	854
GW Pharmaceuticals PLC ADR* (A)	10,727	939
HCA Healthcare Inc	23,267	2,091
Horizon Therapeutics Plc*	42,781	1,267
Humana Inc*	42,283	13,278
Incyte Corp*	9,074	664
Jazz Pharmaceuticals PLC*	28,089	2,802
Johnson & Johnson	234,762	30,784
McKesson Corp	30,243	4,091
Medtronic PLC	11,219	1,011
Merck & Co Inc	276,553	21,278
Mettler-Toledo International Inc*	10,575	7,302
Mylan NV*	92,586	1,381
Pfizer Inc	332,936	10,867
Regeneron Pharmaceuticals Inc*	6,553	3,200
Sarepta Therapeutics Inc*	8,234	805
Teleflex Inc	37,086	10,861
Thermo Fisher Scientific Inc	11,090	3,145
UnitedHealth Group Inc	104,411	26,038
Veeva Systems Inc, Cl A*	7,022	1,098
Vertex Pharmaceuticals Inc*	48,269	11,486
Zimmer Biomet Holdings Inc	138,797	14,030

		306,538

Industrials — 8.7%
3M Co	35,589	4,858
AGCO Corp	51,896	2,452
Allison Transmission Holdings Inc	87,955	2,868
American Airlines Group Inc	76,287	930
Arconic Inc	239,542	3,847
Carlisle Cos Inc	3,609	452
Caterpillar Inc, Cl A	25,359	2,943
Chart Industries Inc*	86,320	2,502
Cintas Corp	16,306	2,825
Copart Inc*	11,108	761
Cummins Inc	60,618	8,203
Delta Air Lines Inc, Cl A*	37,432	1,068
Eaton Corp PLC	45,501	3,535

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Fastenal Co, Cl A	108,954	$3,405
FedEx Corp	37,387	4,534
Fortive Corp	150,927	8,330
Honeywell International Inc	158,289	21,177
Huntington Ingalls Industries Inc, Cl A	18,827	3,430
IDEX Corp	32,358	4,469
Illinois Tool Works Inc	56,744	8,064
L3Harris Technologies Inc	50,112	9,026
ManpowerGroup Inc	29,203	1,547
Raytheon Co	11,237	1,474
Rockwell Automation Inc	18,644	2,814
Roper Technologies Inc	36,218	11,293
Spirit AeroSystems Holdings Inc, Cl A	36,435	872
Stanley Black & Decker Inc	85,949	8,595
Textron Inc	87,866	2,343
Timken Co/The	63,724	2,061
TransDigm Group Inc*	26,122	8,364
Uber Technologies Inc*	18,888	527
Union Pacific Corp	11,599	1,636
United Airlines Holdings Inc*	79,172	2,498
WW Grainger Inc	36,077	8,965

		152,668

Information Technology — 20.7%
Adobe Inc*	73,084	23,258
Apple Inc	158,737	40,365
Applied Materials Inc	146,722	6,723
Arista Networks Inc*	11,749	2,380
Avalara Inc*	28,324	2,113
Cadence Design Systems Inc*	25,810	1,704
Ciena Corp*	10,886	433
Cisco Systems Inc	151,519	5,956
Crowdstrike Holdings, Cl A*	37,434	2,084
Dropbox Inc, Cl A*	34,733	629
DXC Technology Co	54,174	707
Fidelity National Information Services Inc, Cl B	94,245	11,464
Fiserv Inc, Cl A*	53,932	5,123
Fortinet Inc*	8,676	878
Global Payments Inc	61,021	8,801
Hewlett Packard Enterprise Co	376,685	3,658
HP Inc	130,088	2,258
Intel Corp	244,669	13,241
International Business Machines Corp	30,665	3,402
Intuit Inc	81,061	18,644
IPG Photonics Corp*	22,061	2,433
Keysight Technologies Inc*	40,168	3,361
KLA Corp	2,647	380
Lam Research Corp	40,090	9,622
Marvell Technology Group Ltd	161,679	3,659
Microchip Technology Inc (A)	187,827	12,735
Micron Technology Inc*	27,500	1,157
Microsoft Corp	296,505	46,762

Description	Shares	Market Value ($ Thousands)
Motorola Solutions Inc	107,644	$14,308
NVIDIA Corp	23,879	6,294
NXP Semiconductors NV	51,083	4,236
ON Semiconductor Corp*	135,982	1,692
Oracle Corp, Cl B	141,893	6,858
PayPal Holdings Inc*	123,798	11,852
Qorvo Inc*	19,661	1,585
QUALCOMM Inc	151,137	10,224
salesforce.com*	102,331	14,734
SAP SE ADR	75,274	8,318
Seagate Technology PLC	77,003	3,758
Skyworks Solutions Inc	28,361	2,535
Teradyne Inc	25,320	1,372
VeriSign Inc*	10,412	1,875
Visa Inc, Cl A	150,429	24,237
Vishay Intertechnology Inc	103,407	1,490
Xerox Holdings Corp	133,836	2,535
Xilinx Inc	154,939	12,076

		363,909

Materials — 3.5%
Air Products & Chemicals Inc	43,433	8,670
Ball Corp	29,883	1,932
Celanese Corp, Cl A	19,274	1,415
Corteva Inc	113,996	2,679
Crown Holdings Inc*	59,995	3,482
Domtar Corp	38,043	823
DuPont de Nemours Inc	16,678	569
Eastman Chemical Co	64,966	3,026
Ecolab Inc	48,370	7,538
Freeport-McMoRan Inc, Cl B*	150,863	1,018
Huntsman Corp	163,884	2,365
International Paper Co	15,338	477
Linde PLC	30,587	5,292
LyondellBasell Industries NV, Cl A	18,574	922
Newmont Corp	75,117	3,401
Nucor Corp	162,624	5,858
O-I Glass Inc, Cl I	54,203	385
Packaging Corp of America	16,930	1,470
Sherwin-Williams Co/The, Cl A	6,733	3,094
Steel Dynamics Inc	87,868	1,981
Vulcan Materials Co	46,104	4,982
Westrock Co	28,239	798

		62,177

Real Estate — 2.8%
Alexandria Real Estate Equities Inc‡	12,202	1,672
American Homes 4 Rent, Cl A‡	26,117	606
American Tower Corp, Cl A‡	47,790	10,406
Crown Castle International Corp‡	122,688	17,716
Diversified Healthcare Trust‡	120,279	437
Equity Commonwealth* ‡	80,780	2,562
Gaming and Leisure Properties Inc‡	118,769	3,291

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Host Hotels & Resorts Inc‡	271,219	$2,994
Invitation Homes Inc‡	55,684	1,190
Medical Properties Trust Inc‡	36,239	627
Omega Healthcare Investors Inc‡	94,798	2,516
Service Properties Trust‡	145,397	785
VEREIT Inc‡	742,382	3,630

		48,432

Utilities — 2.4%
American Electric Power Co Inc	61,553	4,923
Exelon Corp	195,544	7,198
FirstEnergy Corp	196,778	7,885
NextEra Energy Inc	63,285	15,228
NRG Energy Inc	128,056	3,491
Vistra Energy Corp	248,881	3,972

		42,697

Total Common Stock (Cost $1,615,756) ($ Thousands)		1,736,990

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.760%* * † (B)	17,756,885	$17,767

Total Affiliated Partnership (Cost $17,755) ($ Thousands)		17,767

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	17,537,450	17,537

Total Cash Equivalent (Cost $17,537) ($ Thousands)		17,537

Total Investments in Securities —100.9% (Cost $1,651,048) ($ Thousands)		$1,772,294

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	90	Jun-2020	$10,574	$11,564	$990
S&P Mid Cap 400 Index E-MINI	7	Jun-2020	909	1,006	97

			$11,483	$12,570	$1,087

Percentages are based on Net Assets of $1,756,390 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $17,177 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $17,767 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,736,990	–	–	1,736,990
Affiliated Partnership	–	17,767	–	17,767
Cash Equivalent	17,537	–	–	17,537

Total Investments in Securities	1,754,527	17,767	–	1,772,294

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,087	–	–	1,087

Total Other Financial Instruments	1,087	–	–	1,087

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$29,711	$160,893	$(172,839)	$—	$2	$17,767	17,756,885	$124	$—
SEI Daily Income Trust, Government Fund, Cl F	22,022	235,134	(239,619)	—	—	17,537	17,537,450	134	—

Totals	$51,733	$396,027	$(412,458)	$—	$2	$35,304		$258	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 7.6%
AT&T Inc	1,013,144	$29,533
BCE Inc	228,830	9,350
Comcast Corp, Cl A	245,858	8,453
Electronic Arts Inc *	1,992	199
Facebook Inc, Cl A *	41,326	6,893
John Wiley & Sons Inc, Cl A	5,773	216
News Corp, Cl A	73,242	657
Omnicom Group Inc	15,573	855
TEGNA Inc	115,798	1,258
Verizon Communications Inc	285,127	15,320
ViacomCBS Inc, Cl B	35,735	501
Walt Disney Co/The	9,034	873

		74,108

Consumer Discretionary — 7.1%
Best Buy Co Inc	90,587	5,164
BorgWarner Inc	63,617	1,550
Brinker International Inc	16,942	204
Carnival Corp *(A)	49,505	652
Dick’s Sporting Goods Inc	59,079	1,256
Dillard’s Inc, Cl A (A)	15,965	590
Dollar General Corp	8,301	1,254
DR Horton Inc	20,672	703
eBay Inc	149,775	4,502
Foot Locker Inc, Cl A	56,934	1,255
Ford Motor Co *	192,027	928
frontdoor Inc *	11,680	406
General Motors Co	301,214	6,259
Genuine Parts Co	109,979	7,405
Goodyear Tire & Rubber Co/The	91,708	534
Harley-Davidson Inc, Cl A	31,374	594
Home Depot Inc/The	8,082	1,509
Kohl’s Corp	83,259	1,215
Lear Corp	20,641	1,677
Lowe’s Cos Inc	58,067	4,997
Macy’s Inc *(A)	71,346	350
Magna International Inc, Cl A	31,771	1,014
McDonald’s Corp	1,272	210
PulteGroup Inc	150,783	3,365
Royal Caribbean Cruises Ltd	22,352	719
Skechers U.S.A. Inc, Cl A *	45,338	1,076
Target Corp, Cl A	166,650	15,493
Tiffany & Co	3,375	437
Ulta Beauty Inc *	6,136	1,078
Whirlpool Corp	16,702	1,433
Wyndham Destinations Inc	47,260	1,026

		68,855

Consumer Staples — 10.9%
Altria Group Inc	136,208	5,267
Archer-Daniels-Midland Co	75,616	2,660
Bunge Ltd	4,635	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diageo PLC ADR (A)	61,169	$7,776
Flowers Foods Inc	9,143	188
Hershey Co/The	10,471	1,387
Ingredion Inc	75,055	5,667
JM Smucker Co/The	23,708	2,632
Kimberly-Clark Corp	86,655	11,080
Kroger Co/The	230,894	6,954
Molson Coors Beverage Co, Cl B	134,854	5,261
Nu Skin Enterprises Inc, Cl A	8,178	179
Philip Morris International Inc	188,276	13,737
Pilgrim’s Pride Corp *	142,140	2,575
Procter & Gamble Co/The	69,726	7,670
Tyson Foods Inc, Cl A	131,557	7,613
Unilever NV	151,216	7,378
Walgreens Boots Alliance Inc	207,219	9,480
Walmart Inc	70,778	8,042

		105,736

Energy — 5.5%
BP PLC ADR	138,521	3,378
Cabot Oil & Gas Corp	106,186	1,825
Canadian Natural Resources Ltd	262,400	3,556
Chevron Corp	168,158	12,185
ConocoPhillips	332,878	10,253
Devon Energy Corp	24,340	168
Exxon Mobil Corp	190,016	7,215
HollyFrontier Corp	86,306	2,115
Marathon Petroleum Corp	75,689	1,788
Phillips 66	95,862	5,143
Royal Dutch Shell PLC ADR, Cl A (A)	66,289	2,313
Royal Dutch Shell PLC ADR, Cl B	27,656	903
Valero Energy Corp	65,629	2,977

		53,819

Financials — 19.7%
Aflac Inc	103,064	3,529
AGNC Investment Corp ‡	14,913	158
Allstate Corp/The	54,286	4,980
Ally Financial Inc	10,240	148
Ameriprise Financial Inc	31,652	3,244
Annaly Capital Management Inc ‡	453,915	2,301
Arthur J Gallagher & Co	2,387	195
Assured Guaranty Ltd	21,683	559
Banco Santander SA ADR	401,042	942
Bank of America Corp	799,978	16,984
Bank of New York Mellon Corp/The	101,367	3,414
Berkshire Hathaway Inc, Cl B *	70,242	12,842
BlackRock Inc	2,161	951
Capital One Financial Corp	83,184	4,194
Charles Schwab Corp/The	39,903	1,342
Chubb Ltd	79,793	8,912
CIT Group Inc	42,328	731
Citigroup Inc	387,648	16,328

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens Financial Group Inc	42,304	$796
Comerica Inc	17,392	510
Discover Financial Services	64,266	2,292
Essent Group Ltd	30,238	796
Everest Re Group Ltd	14,152	2,723
Fifth Third Bancorp	278,016	4,129
First American Financial Corp	5,165	219
First Citizens BancShares Inc/NC, Cl A	527	175
Franklin Resources Inc	24,505	409
Goldman Sachs Group Inc/The	14,352	2,219
Hartford Financial Services Group Inc/The	32,534	1,146
JPMorgan Chase & Co	297,988	26,828
KeyCorp	125,944	1,306
KKR & Co Inc	32,785	769
Lincoln National Corp	56,432	1,485
MetLife Inc	77,948	2,383
MFA Financial Inc *‡	135,168	210
MGIC Investment Corp	155,780	989
Morgan Stanley	85,156	2,895
Navient Corp	96,244	730
PNC Financial Services Group Inc/The	29,391	2,813
Popular Inc	55,555	1,944
Principal Financial Group Inc, Cl A	15,705	492
Prudential Financial Inc	54,813	2,858
Radian Group Inc	47,480	615
Regions Financial Corp	211,042	1,893
Reinsurance Group of America Inc, Cl A	29,273	2,463
SLM Corp	288,409	2,074
Starwood Property Trust Inc ‡	11,167	114
State Street Corp	29,877	1,592
Synchrony Financial	170,667	2,746
T Rowe Price Group Inc	37,341	3,646
Travelers Cos Inc/The	54,932	5,457
Truist Financial Corp	333,151	10,274
Two Harbors Investment Corp ‡	221,782	845
Unum Group	57,490	863
Voya Financial Inc	91,291	3,702
Wells Fargo & Co	405,599	11,641
Zions Bancorp NA (A)	47,944	1,284

		192,079

Health Care — 15.5%
AbbVie Inc	59,672	4,546
Alexion Pharmaceuticals Inc *	9,456	849
Amgen Inc, Cl A	23,909	4,847
AstraZeneca PLC ADR	27,522	1,229
Baxter International Inc	5,972	485
Biogen Inc *	19,408	6,140
Bristol-Myers Squibb Co	165,024	9,198
Cardinal Health Inc	68,588	3,288
CVS Health Corp	77,162	4,578
Eli Lilly & Co	66,168	9,179
Exelixis Inc *	32,868	566

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences Inc	90,180	$6,742
HCA Healthcare Inc	21,119	1,898
Horizon Therapeutics PLC *	26,894	797
Humana Inc *	659	207
Jazz Pharmaceuticals PLC *	24,636	2,457
Johnson & Johnson	173,856	22,798
McKesson Corp	40,655	5,499
Medtronic PLC	66,669	6,012
Merck & Co Inc	241,670	18,594
Mylan NV *	85,443	1,274
Novartis AG ADR	135,705	11,189
Pfizer Inc	817,479	26,682
Regeneron Pharmaceuticals Inc *	4,343	2,121

		151,175

Industrials — 10.0%
3M Co	49,158	6,711
AGCO Corp	40,664	1,921
Allison Transmission Holdings Inc	68,559	2,236
American Airlines Group Inc	49,307	601
Arconic Inc	86,815	1,394
Carlisle Cos Inc	2,733	342
Caterpillar Inc, Cl A	43,478	5,045
Chart Industries Inc *	60,546	1,755
Cummins Inc	46,934	6,351
Delta Air Lines Inc, Cl A *	100,386	2,864
Eaton Corp PLC	40,745	3,166
Expeditors International of Washington Inc	28,455	1,899
FedEx Corp	28,164	3,415
General Dynamics Corp	35,285	4,669
GrafTech International Ltd (A)	122,593	995
Huntington Ingalls Industries Inc, Cl A	15,906	2,898
Ingersoll Rand Inc *	30,238	750
JetBlue Airways Corp *	56,121	502
Johnson Controls International PLC	364,345	9,823
Landstar System Inc	2,861	274
ManpowerGroup Inc	68,746	3,643
Oshkosh Corp	25,257	1,625
PACCAR Inc	29,619	1,811
Raytheon Co	76,078	9,978
Robert Half International Inc	37,834	1,428
Siemens AG ADR (B)	169,559	7,121
Southwest Airlines Co, Cl A (A)	44,199	1,574
Spirit AeroSystems Holdings Inc, Cl A	43,367	1,038
Textron Inc	66,991	1,787
Timken Co/The	35,080	1,135
Trane Technologies PLC	34,268	2,830
Uber Technologies Inc *	18,890	527
United Airlines Holdings Inc *	72,929	2,301
United Technologies Corp	6,728	635
Waste Management Inc	20,997	1,943
WESCO International Inc *	9,379	214

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Woodward Inc	7,190	$427

		97,628

Information Technology — 8.5%
Applied Materials Inc	74,002	3,391
Arista Networks Inc *	6,558	1,328
CACI International Inc, Cl A *	13,632	2,878
Cisco Systems Inc	347,108	13,645
Cognizant Technology Solutions Corp, Cl A	5,793	269
Corning Inc, Cl B	80,188	1,647
DXC Technology Co	66,314	866
Hewlett Packard Enterprise Co	89,627	870
HP Inc	307,156	5,332
Intel Corp	558,563	30,230
International Business Machines Corp	45,435	5,040
IPG Photonics Corp *	7,439	820
Lam Research Corp	17,210	4,130
Leidos Holdings Inc	12,532	1,149
Marvell Technology Group Ltd	100,276	2,269
Microsoft Corp	37,517	5,917
Oracle Corp, Cl B	12,547	606
Qorvo Inc *	2,711	219
Seagate Technology PLC	8,164	399
Skyworks Solutions Inc	11,646	1,041
Western Union Co/The	36,245	657
Xerox Holdings Corp	10,882	206

		82,909

Materials — 4.3%
Cabot Corp	33,520	875
Celanese Corp, Cl A	37,458	2,749
Corteva Inc	94,625	2,224
Crown Holdings Inc *	63,577	3,690
Domtar Corp	32,926	712
Dow Inc	140,687	4,114
DuPont de Nemours Inc	34,755	1,185
Eastman Chemical Co	81,083	3,777
Freeport-McMoRan Inc, Cl B *	153,328	1,035
Huntsman Corp	202,830	2,927
International Paper Co	64,721	2,015
LyondellBasell Industries NV, Cl A	46,266	2,296
NewMarket Corp	1,517	581
Newmont Corp	70,461	3,190
O-I Glass Inc, Cl I	91,594	651
Packaging Corp of America	21,180	1,839
PPG Industries Inc	6,165	515
Reliance Steel & Aluminum Co	35,298	3,092
Steel Dynamics Inc	119,905	2,703
Westrock Co	52,607	1,487

		41,657

Real Estate — 2.9%
Diversified Healthcare Trust ‡	54,353	197
Equity Commonwealth *‡	31,457	998

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gaming and Leisure Properties Inc ‡	57,454	$1,592
Healthpeak Properties Inc ‡	318,265	7,591
Host Hotels & Resorts Inc ‡	206,991	2,285
Howard Hughes Corp/The *‡	4,099	207
Jones Lang LaSalle Inc	8,729	882
Medical Properties Trust Inc ‡	68,671	1,187
Omega Healthcare Investors Inc ‡	58,669	1,557
Service Properties Trust ‡	31,877	172
VEREIT Inc ‡	631,724	3,089
Welltower Inc ‡	189,507	8,675

		28,432

Utilities — 6.6%
American Electric Power Co Inc	41,756	3,340
Consolidated Edison Inc	77,999	6,084
Duke Energy Corp	28,133	2,275
Edison International	8,815	483
Entergy Corp	16,547	1,555
Exelon Corp	278,624	10,256
FirstEnergy Corp	101,232	4,056
Hawaiian Electric Industries Inc	9,673	416
MDU Resources Group Inc	109,244	2,349
NextEra Energy Inc	91,505	22,018
NRG Energy Inc	111,538	3,041
Southern Co/The	54,218	2,935
Vistra Energy Corp	305,565	4,877

		63,685

Total Common Stock (Cost $1,030,376) ($ Thousands)		960,083

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.760% **†(C)	15,914,496	15,913

Total Affiliated Partnership (Cost $15,914) ($ Thousands)		15,913

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	12,362,646	12,363

Total Cash Equivalent (Cost $12,363) ($ Thousands)		12,363

Total Investments in Securities — 101.5% (Cost $1,058,653) ($ Thousands)		$988,359

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

March 31, 2020

A list of the open futures contracts held at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	28	Jun-2020	$3,417	$3,597	$180
S&P Mid Cap 400 Index E-MINI	24	Jun-2020	3,225	3,451	226

			$6,642	$7,048	$406

Percentages are based on Net Assets of $973,571 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $15,443 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $7,121 ($ Thousands) and represented 0.7% of the Net Assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $15,913 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	960,083	–	–	960,083
Affiliated Partnership	–	15,913	–	15,913
Cash Equivalent	12,363	–	–	12,363

Total Investments in Securities	972,446	15,913	–	988,359

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	406	—	—	406

Total Other Financial Instruments	406	—	—	406

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 899	$101,245	$(86,229)	$—	$ (2)	$ 15,913	15,914,496	$ 56	$—
SEI Daily Income Trust, Government Fund, Cl F	17,909	98,189	(103,735)	—	—	12,363	12,362,646	108	—

Totals	$18,808	$199,434	$(189,964)	$—	$ (2)	$ 28,276		$ 164	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 10.0%
Alphabet Inc, Cl A*	39,594	$46,006
Alphabet Inc, Cl C*	11,305	13,146
Facebook Inc, Cl A*	250,456	41,776
IAC/InterActiveCorp*	1,281	230
Live Nation Entertainment Inc*	113,634	5,166
Match Group Inc* (A)	3,403	225
Netflix Inc*	19,647	7,377
Pinterest, Cl A* (A)	215,317	3,324
Spotify Technology SA*	1,901	231
T-Mobile US Inc*	72,901	6,116
Walt Disney Co/The	47,405	4,579
Zynga Inc, Cl A*	48,577	333

		128,509

Consumer Discretionary — 14.0%
Alibaba Group Holding ADR*	126,888	24,677
Amazon.com Inc, Cl A*	36,245	70,668
Aptiv PLC*	102,907	5,067
AutoZone Inc*	20,258	17,138
Best Buy Co Inc	3,521	201
Booking Holdings Inc*	153	206
Dick’s Sporting Goods Inc	6,407	136
Dunkin’ Brands Group Inc	4,057	216
eBay Inc	67,153	2,019
Garmin Ltd	10,515	788
Hilton Worldwide Holdings Inc*	84,295	5,752
Lennar Corp, Cl A	81,990	3,132
Lowe’s Cos Inc	109,904	9,457
Lululemon Athletica Inc*	61,348	11,629
NIKE Inc, Cl B	105,563	8,734
PulteGroup Inc	6,995	156
Ross Stores Inc	3,843	334
Starbucks Corp	71,939	4,729
Target Corp, Cl A	2,366	220
Tesla Inc*	488	256
TJX Cos Inc/The	272,768	13,041
Williams-Sonoma Inc	4,366	186
Yum China Holdings Inc	27,826	1,186

		179,928

Consumer Staples — 4.0%
Colgate-Palmolive Co	148,396	9,848
Estee Lauder Cos Inc/The, Cl A	10,678	1,701
Monster Beverage Corp*	83,723	4,710
PepsiCo Inc	189,434	22,751
Philip Morris International Inc	3,649	266
Procter & Gamble Co/The	88,911	9,780
Sysco Corp, Cl A	27,792	1,268

Description	Shares	Market Value ($ Thousands)
Walmart Inc	1,880	$214

		50,538

Energy — 0.0%
Pioneer Natural Resources Co	7,250	509

Financials — 7.5%
Apollo Global Management, Cl A (A)	149,015	4,992
Berkshire Hathaway Inc, Cl B*	13,056	2,387
CME Group Inc	49,483	8,556
FactSet Research Systems Inc	23,999	6,256
Intercontinental Exchange Inc	89,502	7,227
Moody’s Corp	89,604	18,951
Morgan Stanley	76,219	2,592
MSCI Inc, Cl A	56,075	16,203
Progressive Corp/The	95,692	7,066
S&P Global Inc	54,066	13,249
T Rowe Price Group Inc	18,078	1,765
US Bancorp	196,937	6,785

		96,029

Health Care — 15.4%
1Life Healthcare* (A)	9,659	175
Abbott Laboratories	110,080	8,686
Align Technology Inc*	22,641	3,938
Amgen Inc, Cl A	1,375	279
Baxter International Inc	3,501	284
Becton Dickinson and Co	64,233	14,759
Boston Scientific Corp*	240,286	7,841
Bristol-Myers Squibb Co	27,343	1,524
Bruker Corp	6,046	217
Catalent Inc*	51,774	2,690
Centene Corp*	3,173	189
Danaher Corp, Cl A	107,411	14,867
DaVita Inc*	3,528	268
DexCom Inc*	17,975	4,840
Guardant Health Inc* (A)	37,814	2,632
GW Pharmaceuticals PLC ADR* (A)	43,422	3,803
HCA Healthcare Inc	60,597	5,445
IDEXX Laboratories Inc*	1,372	332
Incyte Corp*	3,215	235
Insulet Corp*	1,796	298
Johnson & Johnson	106,912	14,019
Merck & Co Inc	222,690	17,134
Mettler-Toledo International Inc*	13,972	9,648
Neurocrine Biosciences Inc*	53,662	4,644
Penumbra Inc*	1,780	287
Sarepta Therapeutics Inc* (A)	23,025	2,252
Stryker Corp	33,771	5,623
Thermo Fisher Scientific Inc	19,405	5,503
UnitedHealth Group Inc	156,722	39,083
Varian Medical Systems Inc*	62,437	6,410
Veeva Systems Inc, Cl A*	17,681	2,765

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Vertex Pharmaceuticals Inc*	68,292	$16,250
Zoetis Inc, Cl A	2,135	251

		197,171

Industrials — 5.9%
Arconic Inc	12,449	200
Boeing Co/The*	9,079	1,354
Carlisle Cos Inc	1,850	232
Cintas Corp	23,385	4,051
Copart Inc*	3,402	233
Graco Inc	206,651	10,070
HEICO Corp	2,442	182
Honeywell International Inc	72,496	9,699
Ingersoll Rand Inc*	–	—
L3Harris Technologies Inc	32,031	5,770
Lockheed Martin Corp	24,565	8,326
Middleby Corp/The*	68,949	3,922
Robert Half International Inc	5,093	192
Trane Technologies PLC	70,170	5,795
TransDigm Group Inc*	8,804	2,819
TransUnion	3,351	222
Uber Technologies Inc*	9,169	256
Union Pacific Corp	87,344	12,319
United Technologies Corp	99,402	9,377

		75,019

Information Technology — 37.1%
Adobe Inc*	94,600	30,106
Advanced Micro Devices Inc*	5,905	269
Akamai Technologies Inc*	3,380	309
Analog Devices Inc	111,939	10,035
Apple Inc	300,362	76,379
Applied Materials Inc	282,113	12,926
Avalara Inc*	40,010	2,985
Booz Allen Hamilton Holding Corp, Cl A	3,926	269
Broadcom Inc	32,934	7,809
Cadence Design Systems Inc*	18,658	1,232
CDW Corp/DE	2,394	223
Ciena Corp*	37,234	1,482
Crowdstrike Holdings, Cl A*	75,088	4,181
Dropbox Inc, Cl A*	14,601	264
EPAM Systems Inc*	32,972	6,122
Fidelity National Information Services Inc, Cl B	173,140	21,061
Fiserv Inc, Cl A*	37,720	3,583
Fortinet Inc*	13,021	1,317
Intuit Inc	39,477	9,080
Keysight Technologies Inc*	25,209	2,110
KLA Corp	9,305	1,338
Lam Research Corp	4,054	973
Mastercard Inc, Cl A	124,153	29,990
Micron Technology Inc*	63,166	2,657
Microsoft Corp	741,877	117,001

Description	Shares	Market Value ($ Thousands)
NVIDIA Corp	50,220	$13,238
NXP Semiconductors NV	151,377	12,554
Oracle Corp, Cl B	346,451	16,744
Paychex Inc	3,579	225
Paycom Software Inc*	29,127	5,884
PayPal Holdings Inc*	162,441	15,552
Qorvo Inc*	3,173	256
QUALCOMM Inc	26,988	1,826
salesforce.com*	115,741	16,664
Sea ADR* (A)	136,199	6,035
ServiceNow Inc*	1,054	302
Teradyne Inc	4,917	266
VeriSign Inc*	11,768	2,119
Visa Inc, Cl A	249,495	40,199
Xerox Holdings Corp	7,808	148

		475,713

Materials — 3.3%
Air Products & Chemicals Inc	21,201	4,232
Ball Corp	57,524	3,719
Ecolab Inc	32,227	5,022
Linde PLC	37,740	6,529
Reliance Steel & Aluminum Co	2,770	243
Sherwin-Williams Co/The, Cl A	40,300	18,519
Vulcan Materials Co	32,122	3,471

		41,735

Real Estate — 1.4%
CBRE Group Inc, Cl A* ‡	167,359	6,311
Crown Castle International Corp‡	76,656	11,069
Invitation Homes Inc‡	30,840	659

		18,039

Total Common Stock (Cost $902,628) ($ Thousands)		1,263,190

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P. 0.760%* * † (B)	23,432,268	23,433

Total Affiliated Partnership (Cost $23,431) ($ Thousands)		23,433

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	12,897,000	$12,897

Description	Shares	Market Value ($ Thousands)
Total Cash Equivalent (Cost $12,897) ($ Thousands)		$12,897

Total Investments in Securities — 101.4% (Cost $938,956) ($ Thousands)		$1,299,520

A list of the open futures held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)
S&P 500 Index E-MINI	100	Jun-2020	$12,106	$12,849	$743

Percentages are based on Net Assets of $1,281,952 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $22,639 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $23,433 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,263,190	—	—	1,263,190
Affiliated Partnership	—	23,433	—	23,433
Cash Equivalent	12,897	—	—	12,897

Total Investments in Securities	1,276,087	23,433	—	1,299,520

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	743	–	–	743

Total Other Financial Instruments	743	–	–	743

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$5,992	$74,793	$(57,352)	$—	$—	$23,433	23,432,268	$29	$—
SEI Daily Income Trust, Government Fund, Cl F	16,366	161,547	(165,016)	—	—	12,897	12,897,000	103	—

Totals	$22,358	$236,340	$(222,368)	$—	$—	$36,330		$132	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 10.0%
Activision Blizzard Inc	15,108	$899
Alphabet Inc, Cl A*	5,955	6,919
Alphabet Inc, Cl C*	5,963	6,934
Altice USA Inc, Cl A*	6,400	143
AMC Networks Inc, Cl A*	600	15
AT&T Inc	145,929	4,254
Cable One Inc	81	133
CenturyLink Inc	21,095	200
Charter Communications Inc, Cl A*	2,968	1,295
Cinemark Holdings Inc	2,000	20
Comcast Corp, Cl A	90,243	3,103
Discovery Inc, Cl A*	2,800	54
Discovery Inc, Cl C*	7,117	125
DISH Network Corp, Cl A*	5,111	102
Electronic Arts Inc*	5,669	568
Facebook Inc, Cl A*	47,704	7,957
Fox Corp	9,831	230
GCI Liberty Inc*	1,900	108
IAC/InterActiveCorp*	1,520	272
Interpublic Group of Cos Inc/The	7,700	125
John Wiley & Sons Inc, Cl A	900	34
Liberty Broadband Corp, Cl A*	500	54
Liberty Broadband Corp, Cl C*	2,087	231
Liberty Media Corp-Liberty Formula One, Cl A*	500	13
Liberty Media Corp-Liberty Formula One, Cl C*	3,800	103
Liberty Media Corp-Liberty SiriusXM*	5,300	167
Lions Gate Entertainment Corp, Cl A*	300	2
Lions Gate Entertainment Corp, Cl B*	3,000	17
Live Nation Entertainment Inc*	2,690	122
Madison Square Garden Co/The*	407	86
Match Group Inc* (A)	1,200	79
Netflix Inc*	8,487	3,187
New York Times Co/The, Cl A	3,500	107
News Corp, Cl A	7,100	64
News Corp, Cl B	2,300	21
Nexstar Media Group Inc, Cl A	900	52
Omnicom Group Inc	4,426	243
Roku Inc, Cl A*	1,700	149
Sinclair Broadcast Group Inc, Cl A	800	13
Sirius XM Holdings Inc (A)	28,718	142
Spotify Technology SA*	2,560	311
Sprint Corp*	10,500	91
Take-Two Interactive Software Inc, Cl A*	2,187	259
Telephone & Data Systems Inc	1,800	30
T-Mobile US Inc*	6,285	527
TripAdvisor Inc	2,000	35
Twitter Inc*	15,280	375
United States Cellular Corp*	45	1
Verizon Communications Inc	82,729	4,445

Description	Shares	Market Value ($ Thousands)
ViacomCBS Inc	19	$—
ViacomCBS Inc, Cl B	11,092	155
Walt Disney Co/The	34,783	3,360
World Wrestling Entertainment Inc, Cl A	900	31
Zillow Group Inc, Cl A*	1,300	44
Zillow Group Inc, Cl C*	2,300	83
Zynga Inc, Cl A*	17,700	121

		48,210

Consumer Discretionary — 9.8%
Advance Auto Parts Inc	1,375	128
Amazon.com Inc, Cl A*	8,343	16,267
Aptiv PLC	5,214	257
Aramark	5,100	102
AutoNation Inc*	800	22
AutoZone Inc*	455	385
Best Buy Co Inc	4,480	255
Booking Holdings Inc*	824	1,109
BorgWarner Inc	4,200	102
Bright Horizons Family Solutions Inc*	1,100	112
Brunswick Corp/DE	1,600	57
Burlington Stores Inc*	1,253	199
Caesars Entertainment Corp*	10,907	74
Capri Holdings Ltd*	2,300	25
CarMax Inc*	3,300	178
Carnival Corp	7,727	102
Carter’s Inc	800	53
Carvana Co, Cl A*	1,000	55
Chipotle Mexican Grill Inc, Cl A*	504	330
Choice Hotels International Inc	600	37
Columbia Sportswear Co	600	42
Darden Restaurants Inc	2,545	139
Dick’s Sporting Goods Inc	1,292	27
Dollar General Corp	5,096	770
Dollar Tree Inc*	4,618	339
Domino’s Pizza Inc	839	272
DR Horton Inc	6,700	228
Dunkin’ Brands Group Inc	1,614	86
eBay Inc	15,106	454
Etsy Inc*	2,400	92
Expedia Group Inc	2,643	149
Extended Stay America Inc	3,600	26
Five Below Inc*	1,083	76
Floor & Decor Holdings Inc, Cl A*	1,500	48
Foot Locker Inc, Cl A	1,800	40
Ford Motor Co	79,285	383
frontdoor Inc*	1,694	59
Gap Inc/The	4,000	28
Garmin Ltd	3,000	225
General Motors Co	24,791	515
Gentex Corp	4,835	107
Genuine Parts Co	2,876	194
Goodyear Tire & Rubber Co/The	4,400	26

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Graham Holdings Co, Cl B	78	$27
Grand Canyon Education Inc*	900	69
Grubhub Inc*	1,700	69
H&R Block Inc	4,500	63
Hanesbrands Inc	6,600	52
Harley-Davidson Inc, Cl A	2,700	51
Hasbro Inc	2,602	186
Hilton Grand Vacations Inc*	1,318	21
Hilton Worldwide Holdings Inc	5,337	364
Home Depot Inc/The	21,802	4,071
International Game Technology PLC	1,100	7
Kohl’s Corp	3,325	49
L Brands Inc	4,100	47
Las Vegas Sands Corp	6,546	278
Lear Corp	1,150	93
Leggett & Platt Inc	2,400	64
Lennar Corp, Cl A	5,428	207
Lennar Corp, Cl B	250	7
LKQ Corp*	6,489	133
Lowe’s Cos Inc	15,515	1,335
Lululemon Athletica Inc*	2,393	454
Macy’s Inc (A)	5,714	28
Marriott International Inc/MD, Cl A	5,482	410
Mattel Inc*	6,300	55
McDonald’s Corp	15,026	2,485
MGM Resorts International	9,353	110
Mohawk Industries Inc*	1,159	88
Newell Brands Inc, Cl B	7,870	104
NIKE Inc, Cl B	23,343	1,931
Nordstrom Inc	1,800	28
Norwegian Cruise Line Holdings Ltd*	4,000	44
NVR Inc*	67	172
Ollie’s Bargain Outlet Holdings Inc*	1,000	46
O’Reilly Automotive Inc*	1,470	442
Penske Automotive Group Inc, Cl A	400	11
Planet Fitness Inc, Cl A*	1,500	73
Polaris Inc	1,031	50
Pool Corp	767	151
PulteGroup Inc	5,000	112
PVH Corp	1,349	51
Qurate Retail Inc*	6,665	41
Ralph Lauren Corp, Cl A	936	63
Ross Stores Inc	7,044	613
Royal Caribbean Cruises Ltd	3,236	104
Service Corp International/US	3,400	133
ServiceMaster Global Holdings Inc*	2,700	73
Six Flags Entertainment Corp	1,300	16
Skechers U.S.A. Inc, Cl A*	2,532	60
Starbucks Corp	23,621	1,553
Tapestry Inc	5,608	73
Target Corp, Cl A	9,815	912
Tempur Sealy International Inc*	900	39

Description	Shares	Market Value ($ Thousands)
Tesla Inc*	2,869	$1,503
Thor Industries Inc	900	38
Tiffany & Co	2,449	317
TJX Cos Inc/The	24,344	1,164
Toll Brothers Inc	2,800	54
Tractor Supply Co	2,500	211
Ulta Beauty Inc*	1,124	197
Under Armour Inc, Cl A*	4,015	37
Under Armour Inc, Cl C*	3,900	31
Urban Outfitters Inc*	1,000	14
Vail Resorts Inc	770	114
VF Corp	6,257	338
Wayfair Inc, Cl A*	1,175	63
Wendy’s Co/The	4,300	64
Whirlpool Corp	1,238	106
Williams-Sonoma Inc	1,400	59
Wyndham Destinations Inc	1,563	34
Wyndham Hotels & Resorts Inc	1,863	59
Wynn Resorts Ltd	2,015	121
Yum China Holdings Inc	7,385	315
Yum! Brands Inc	6,035	413

		47,144

Consumer Staples — 7.1%
Altria Group Inc	37,508	1,450
Archer-Daniels-Midland Co	10,871	383
Beyond Meat Inc* (A)	1,000	67
Brown-Forman Corp, Cl A	1,040	53
Brown-Forman Corp, Cl B	3,322	184
Bunge Ltd	3,000	123
Campbell Soup Co	3,500	162
Casey’s General Stores Inc	696	92
Church & Dwight Co Inc	5,010	322
Clorox Co/The	2,471	428
Coca-Cola Co/The	76,764	3,397
Colgate-Palmolive Co	16,898	1,121
Conagra Brands Inc	9,349	274
Constellation Brands Inc, Cl A	3,172	455
Costco Wholesale Corp	8,778	2,503
Coty Inc, Cl A	4,539	23
Energizer Holdings Inc	1,200	36
Estee Lauder Cos Inc/The, Cl A	4,338	691
Flowers Foods Inc	3,500	72
General Mills Inc	11,988	633
Grocery Outlet Holding Corp*	1,200	41
Hain Celestial Group Inc/The*	1,800	47
Herbalife Nutrition Ltd*	1,874	55
Hershey Co/The	2,843	377
Hormel Foods Corp	5,737	268
Ingredion Inc	1,410	106
JM Smucker Co/The	2,254	250
Kellogg Co	4,785	287
Keurig Dr Pepper Inc	4,846	118

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Kimberly-Clark Corp	6,759	$864
Kraft Heinz Co/The	12,749	315
Kroger Co/The	15,988	482
Lamb Weston Holdings Inc	2,800	160
McCormick & Co Inc/MD	2,441	345
Molson Coors Beverage Co, Cl B	3,295	128
Mondelez International Inc, Cl A	28,512	1,428
Monster Beverage Corp*	7,677	432
Nu Skin Enterprises Inc, Cl A	1,200	26
PepsiCo Inc	28,051	3,369
Philip Morris International Inc	30,987	2,261
Pilgrim’s Pride Corp*	900	16
Post Holdings Inc*	1,307	108
Procter & Gamble Co/The	48,674	5,354
Reynolds Consumer Products Inc	900	26
Seaboard Corp	4	11
Spectrum Brands Holdings Inc	1,157	42
Sprouts Farmers Market Inc*	2,300	43
Sysco Corp, Cl A	9,563	436
TreeHouse Foods Inc*	1,100	49
Tyson Foods Inc, Cl A	5,871	340
US Foods Holding Corp*	4,297	76
Walgreens Boots Alliance Inc	15,169	694
Walmart Inc	27,775	3,156

		34,179

Energy — 2.4%
Antero Midstream Corp (A)	3,100	6
Antero Resources Corp*	3,200	2
Apache Corp	7,400	31
Apergy Corp* (A)	1,032	6
Baker Hughes Co, Cl A	12,402	130
Cabot Oil & Gas Corp	8,300	143
Centennial Resource Development Inc/DE, Cl A*	2,800	1
Cheniere Energy Inc*	4,373	146
Chesapeake Energy Corp* (A)	23,900	4
Chevron Corp	38,234	2,770
Cimarex Energy Co	1,644	28
Concho Resources Inc	3,930	168
ConocoPhillips	21,847	673
Continental Resources Inc/OK, Cl A (A)	1,800	14
Devon Energy Corp	7,200	50
Diamondback Energy Inc, Cl A	3,029	79
EOG Resources Inc	11,615	417
EQT Corp	5,000	35
Equitrans Midstream Corp	4,360	22
Exxon Mobil Corp	84,769	3,219
Halliburton Co	16,461	113
Helmerich & Payne Inc	2,123	33
Hess Corp	5,100	170
HollyFrontier Corp	2,800	69
Kinder Morgan Inc/DE	39,334	547

Description	Shares	Market Value ($ Thousands)
Kosmos Energy Ltd	6,200	$5
Marathon Oil Corp	17,192	57
Marathon Petroleum Corp	12,612	298
Murphy Oil Corp	3,000	18
National Oilwell Varco Inc, Cl A	7,700	76
Noble Energy Inc	8,743	53
Occidental Petroleum Corp	17,523	203
ONEOK Inc	7,961	174
Parsley Energy Inc, Cl A	5,800	33
Patterson-UTI Energy Inc	2,800	7
PBF Energy Inc, Cl A	2,200	16
Phillips 66	8,662	465
Pioneer Natural Resources Co	3,174	223
Range Resources Corp (A)	2,600	6
Schlumberger Ltd, Cl A	27,673	373
Targa Resources Corp	4,200	29
Transocean Ltd*	9,400	11
Valero Energy Corp	8,322	377
Williams Cos Inc/The	23,873	338
WPX Energy Inc*	6,800	21

		11,659

Financials — 10.8%
Affiliated Managers Group Inc	833	49
Aflac Inc	14,633	501
AGNC Investment Corp‡	10,728	114
Alleghany Corp	268	148
Allstate Corp/The	6,323	580
Ally Financial Inc	7,158	103
American Express Co	13,201	1,130
American Financial Group Inc/OH	1,643	115
American International Group Inc	17,403	422
American National Insurance Co	124	10
Ameriprise Financial Inc	2,632	270
Annaly Capital Management Inc‡	29,374	149
Aon PLC/UK	4,625	763
Arch Capital Group Ltd*	7,889	224
Arthur J Gallagher & Co	3,766	307
Associated Banc-Corp	2,500	32
Assurant Inc	1,300	135
Assured Guaranty Ltd	1,700	44
Athene Holding Ltd, Cl A*	2,600	65
Axis Capital Holdings Ltd	1,623	63
Bank of America Corp	160,092	3,399
Bank of Hawaii Corp	648	36
Bank of New York Mellon Corp/The	16,085	542
Bank OZK	2,000	33
BankUnited Inc	1,700	32
Berkshire Hathaway Inc, Cl B*	39,039	7,138
BGC Partners Inc, Cl A	5,100	13
BlackRock Inc	2,355	1,036
BOK Financial Corp	600	26
Brighthouse Financial Inc*	2,100	51

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Brown & Brown Inc	4,600	$167
Capital One Financial Corp	9,122	460
Cboe Global Markets Inc	2,300	205
Charles Schwab Corp/The	22,898	770
Chimera Investment Corp‡	3,100	28
Chubb Ltd	9,094	1,016
Cincinnati Financial Corp	3,100	234
CIT Group Inc	1,746	30
Citigroup Inc	42,260	1,780
Citizens Financial Group Inc	8,559	161
CME Group Inc	7,063	1,221
CNA Financial Corp	352	11
Comerica Inc	3,053	90
Commerce Bancshares Inc/MO	2,027	102
Credit Acceptance Corp, Cl A*	178	46
Cullen/Frost Bankers Inc	1,040	58
Discover Financial Services	6,320	225
E*TRADE Financial Corp	4,720	162
East West Bancorp Inc	2,600	67
Eaton Vance Corp	2,300	74
Equitable Holdings Inc	8,200	118
Erie Indemnity Co, Cl A	500	74
Evercore Inc, Cl A	983	45
Everest Re Group Ltd	779	150
FactSet Research Systems Inc	798	208
Fidelity National Financial Inc	5,510	137
Fifth Third Bancorp	14,700	218
First American Financial Corp	2,000	85
First Citizens BancShares Inc/NC, Cl A	130	43
First Hawaiian Inc	2,400	40
First Horizon National Corp	5,800	47
First Republic Bank/CA	3,453	284
FNB Corp/PA	6,200	46
Franklin Resources Inc	6,000	100
Globe Life Inc	2,301	166
Goldman Sachs Group Inc/The	6,400	989
Hanover Insurance Group Inc/The, Cl A	789	71
Hartford Financial Services Group Inc/The	7,000	247
Huntington Bancshares Inc/OH	20,277	166
Interactive Brokers Group Inc, Cl A	1,421	61
Intercontinental Exchange Inc	10,912	881
Invesco Ltd	7,357	67
Janus Henderson Group PLC	3,000	46
Jefferies Financial Group Inc	5,400	74
JPMorgan Chase & Co	62,308	5,610
Kemper Corp, Cl A	1,155	86
KeyCorp	19,988	207
Lazard Ltd, Cl A (B)	1,900	45
Legg Mason Inc	1,800	88
LendingTree Inc*	200	37
Lincoln National Corp	4,177	110
Loews Corp	4,889	170

Description	Shares	Market Value ($ Thousands)
LPL Financial Holdings Inc	1,500	$82
M&T Bank Corp	2,678	277
Markel Corp*	280	260
MarketAxess Holdings Inc	753	250
Marsh & McLennan Cos Inc	10,111	874
Mercury General Corp	400	16
MetLife Inc	15,636	478
MFA Financial Inc‡	9,569	15
MGIC Investment Corp	6,400	41
Moody’s Corp	3,286	695
Morgan Stanley	23,215	789
Morningstar Inc, Cl A	400	46
MSCI Inc, Cl A	1,674	484
Nasdaq Inc, Cl A	2,200	209
Navient Corp	3,300	25
New Residential Investment Corp‡	7,940	40
New York Community Bancorp Inc	9,600	90
Northern Trust Corp	3,950	298
Old Republic International Corp	5,200	79
OneMain Holdings Inc, Cl A	981	19
PacWest Bancorp	2,200	39
People’s United Financial Inc	8,724	96
Pinnacle Financial Partners Inc	1,300	49
PNC Financial Services Group Inc/The	8,680	831
Popular Inc	1,900	66
Primerica Inc	881	78
Principal Financial Group Inc, Cl A	5,334	167
Progressive Corp/The	11,807	872
Prosperity Bancshares Inc	2,000	97
Prudential Financial Inc	7,869	410
Raymond James Financial Inc	2,370	150
Regions Financial Corp	18,412	165
Reinsurance Group of America Inc, Cl A	1,324	111
RenaissanceRe Holdings Ltd	875	130
S&P Global Inc	4,939	1,210
Santander Consumer USA Holdings Inc	1,800	25
SEI Investments Co †	2,500	116
Signature Bank/New York NY, Cl B	978	79
SLM Corp	7,400	53
Starwood Property Trust Inc‡	5,800	59
State Street Corp	7,009	373
Sterling Bancorp/DE	4,000	42
SVB Financial Group, Cl B*	984	149
Synchrony Financial	11,756	189
Synovus Financial Corp	2,700	47
T Rowe Price Group Inc	4,571	446
TCF Financial Corp	2,917	66
TD Ameritrade Holding Corp	5,211	181
Texas Capital Bancshares Inc*	900	20
TFS Financial Corp	617	9
Travelers Cos Inc/The	5,008	498
Truist Financial Corp	26,584	820

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Two Harbors Investment Corp ‡	6,100	$23
Umpqua Holdings Corp	4,000	44
Unum Group	3,900	59
US Bancorp	27,926	962
Virtu Financial Inc, Cl A	1,400	29
Voya Financial Inc	2,700	109
Webster Financial Corp	1,500	34
Wells Fargo & Co	74,591	2,141
Western Alliance Bancorp	1,700	52
White Mountains Insurance Group Ltd	58	53
Willis Towers Watson PLC	2,586	439
Wintrust Financial Corp	900	30
WR Berkley Corp	2,800	146
Zions Bancorp NA	3,200	87

		52,071

Health Care — 14.9%
Abbott Laboratories	34,366	2,712
AbbVie Inc	29,517	2,249
ABIOMED Inc*	848	123
Acadia Healthcare Co Inc, Cl A*	1,700	31
Adaptive Biotechnologies Corp*	1,300	36
Agilent Technologies Inc	6,079	435
Agios Pharmaceuticals Inc*	1,100	39
Alexion Pharmaceuticals Inc*	4,248	381
Align Technology Inc*	1,549	269
Alkermes PLC*	3,700	53
Allergan PLC	6,586	1,166
Alnylam Pharmaceuticals Inc*	2,074	226
AmerisourceBergen Corp, Cl A	2,888	255
Amgen Inc, Cl A	11,792	2,391
Anthem Inc	5,060	1,149
Avantor Inc*	6,000	75
Baxter International Inc	9,619	781
Becton Dickinson and Co	5,387	1,238
Biogen Inc*	3,463	1,096
BioMarin Pharmaceutical Inc*	3,537	299
Bio-Rad Laboratories Inc, Cl A*	400	140
Bio-Techne Corp	718	136
Bluebird Bio Inc*	1,100	51
Boston Scientific Corp*	27,696	904
Bristol-Myers Squibb Co	46,642	2,600
Bruker Corp	2,000	72
Cantel Medical Corp	600	22
Cardinal Health Inc	6,000	288
Catalent Inc*	3,023	157
Centene Corp*	11,595	689
Cerner Corp	6,200	390
Change Healthcare Inc*	3,835	38
Charles River Laboratories International Inc*	1,000	126
Chemed Corp	336	146
Cigna Corp	7,272	1,288

Description	Shares	Market Value ($ Thousands)
Cooper Cos Inc/The, Cl A	958	$264
Covetrus Inc*	1,619	13
CVS Health Corp	25,912	1,537
Danaher Corp, Cl A	12,274	1,699
DaVita Inc*	1,700	129
DENTSPLY SIRONA Inc	4,400	171
DexCom Inc*	1,848	498
Edwards Lifesciences Corp, Cl A*	4,115	776
Elanco Animal Health Inc*	7,577	170
Eli Lilly & Co	16,962	2,353
Encompass Health Corp	2,000	128
Envista Holdings Corp*	2,500	37
Exact Sciences Corp*	2,700	157
Exelixis Inc*	5,600	96
Gilead Sciences Inc	25,496	1,906
Guardant Health Inc*	800	56
HCA Healthcare Inc	5,312	477
Henry Schein Inc*	2,847	144
Hill-Rom Holdings Inc	1,250	126
Hologic Inc*	5,400	190
Horizon Therapeutics Plc*	3,800	113
Humana Inc*	2,615	821
ICU Medical Inc*	359	72
IDEXX Laboratories Inc*	1,676	406
Illumina Inc*	2,922	798
Incyte Corp*	3,543	259
Insulet Corp*	1,167	193
Integra LifeSciences Holdings Corp*	1,600	71
Intuitive Surgical Inc*	2,285	1,132
Ionis Pharmaceuticals Inc*	2,500	118
IQVIA Holdings Inc*	3,540	382
Jazz Pharmaceuticals PLC*	1,121	112
Johnson & Johnson	53,032	6,954
Laboratory Corp of America Holdings*	2,000	253
Masimo Corp*	900	159
McKesson Corp	3,240	438
MEDNAX Inc*	1,800	21
Medtronic PLC	26,783	2,415
Merck & Co Inc	51,022	3,926
Mettler-Toledo International Inc*	473	327
Moderna Inc*	4,200	126
Molina Healthcare Inc*	1,195	167
Mylan NV*	10,100	151
Nektar Therapeutics, Cl A*	3,400	61
Neurocrine Biosciences Inc*	1,784	154
Penumbra Inc*	600	97
PerkinElmer Inc	2,300	173
Perrigo Co PLC	2,683	129
Pfizer Inc	111,462	3,638
PPD Inc*	1,300	23
PRA Health Sciences Inc*	1,200	100
Premier Inc, Cl A*	1,200	39

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
QIAGEN NV*	4,600	$191
Quest Diagnostics Inc	2,600	209
Regeneron Pharmaceuticals Inc*	1,630	796
ResMed Inc	2,853	420
Sage Therapeutics Inc*	800	23
Sarepta Therapeutics Inc*	1,400	137
Seattle Genetics Inc*	2,261	261
STERIS PLC	1,700	238
Stryker Corp	6,809	1,134
Teleflex Inc	952	279
Thermo Fisher Scientific Inc	8,016	2,273
United Therapeutics Corp*	832	79
UnitedHealth Group Inc	18,927	4,720
Universal Health Services Inc, Cl B	1,575	156
Varian Medical Systems Inc*	1,836	188
Veeva Systems Inc, Cl A*	2,630	411
Vertex Pharmaceuticals Inc*	5,222	1,243
Waters Corp*	1,254	228
West Pharmaceutical Services Inc	1,444	220
Zimmer Biomet Holdings Inc	4,122	417
Zoetis Inc, Cl A	9,506	1,119

		71,548

Industrials — 8.4%
3M Co	11,142	1,521
Acuity Brands Inc	778	67
ADT Inc (A)	3,100	13
AECOM*	3,100	93
AGCO Corp	1,300	61
Air Lease Corp, Cl A	2,200	49
Alaska Air Group Inc	2,200	63
Allegion plc	1,850	170
Allison Transmission Holdings Inc	2,500	82
AMERCO	210	61
American Airlines Group Inc	7,572	92
AMETEK Inc	4,583	330
AO Smith Corp	2,700	102
Arconic Inc	7,600	122
Armstrong World Industries Inc	1,000	79
Boeing Co/The	10,571	1,577
BWX Technologies Inc, Cl W	2,000	97
Carlisle Cos Inc	1,124	141
Caterpillar Inc, Cl A	10,812	1,255
CH Robinson Worldwide Inc	2,655	176
Cintas Corp	1,670	289
Clean Harbors Inc*	1,100	56
Colfax Corp*	1,600	32
Copa Holdings SA, Cl A	633	29
Copart Inc*	3,960	271
CoStar Group Inc*	698	410
Crane Co, Cl A	900	44
CSX Corp	14,774	847
Cummins Inc	2,974	402

Description	Shares	Market Value ($ Thousands)
Curtiss-Wright Corp	800	$74
Deere & Co	5,632	778
Delta Air Lines Inc, Cl A	11,321	323
Donaldson Co Inc, Cl A	2,300	89
Dover Corp	2,787	234
Eaton Corp PLC	8,395	652
Emerson Electric Co	12,343	588
Equifax Inc	2,435	291
Expeditors International of Washington Inc	3,500	234
Fastenal Co, Cl A	11,687	365
FedEx Corp	4,764	578
Flowserve Corp	2,400	57
Fluor Corp	3,000	21
Fortive Corp	5,959	329
Fortune Brands Home & Security Inc	2,961	128
Gates Industrial Corp PLC*	200	1
General Dynamics Corp	5,110	676
General Electric Co	171,709	1,363
Graco Inc	3,500	171
GrafTech International Ltd	1,261	10
HD Supply Holdings Inc*	3,400	97
HEICO Corp	950	71
HEICO Corp, Cl A	1,700	109
Hexcel Corp, Cl A	1,600	60
Honeywell International Inc	14,439	1,932
Hubbell Inc, Cl B	1,105	127
Huntington Ingalls Industries Inc, Cl A	827	151
IAA Inc*	2,600	78
IDEX Corp	1,452	201
IHS Markit Ltd	7,707	462
Illinois Tool Works Inc	6,426	913
Ingersoll Rand Inc*	6,549	162
ITT Inc	1,748	79
Jacobs Engineering Group Inc	2,600	206
JB Hunt Transport Services Inc	1,669	154
JetBlue Airways Corp*	5,797	52
Johnson Controls International plc	15,590	420
Kansas City Southern	1,880	239
KAR Auction Services Inc	2,500	30
Kirby Corp*	1,000	43
Knight-Swift Transportation Holdings Inc, Cl A	2,600	85
L3Harris Technologies Inc	4,436	799
Landstar System Inc	746	72
Lennox International Inc	696	127
Lincoln Electric Holdings Inc	1,100	76
Lockheed Martin Corp	4,917	1,667
Lyft Inc, Cl A*	3,800	102
Macquarie Infrastructure Corp	1,200	30
ManpowerGroup Inc	1,088	58
Masco Corp	5,400	187
Middleby Corp/The*	1,035	59

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
MSC Industrial Direct Co Inc, Cl A	879	$48
Nielsen Holdings PLC	6,800	85
Nordson Corp	1,143	154
Norfolk Southern Corp	5,093	744
Northrop Grumman Corp	3,189	965
nVent Electric PLC	3,300	56
Old Dominion Freight Line Inc, Cl A	1,973	259
Oshkosh Corp	1,400	90
Owens Corning	2,000	78
PACCAR Inc	6,855	419
Parker-Hannifin Corp, Cl A	2,568	333
Pentair PLC	3,100	92
Quanta Services Inc	2,600	83
Raytheon Co	5,567	730
Regal Beloit Corp	800	50
Republic Services Inc	4,300	323
Resideo Technologies Inc*	1,486	7
Robert Half International Inc	2,300	87
Rockwell Automation Inc	2,303	348
Rollins Inc	2,700	98
Roper Technologies Inc	2,031	633
Ryder System Inc	900	24
Schneider National Inc, Cl B	1,200	23
Sensata Technologies Holding PLC*	2,900	84
Snap-on Inc	1,019	111
Southwest Airlines Co, Cl A	9,444	336
Spirit AeroSystems Holdings Inc, Cl A	2,300	55
Stanley Black & Decker Inc	3,067	307
Stericycle Inc, Cl A*	1,900	92
Teledyne Technologies Inc*	756	225
Textron Inc	4,538	121
Timken Co/The	1,300	42
Toro Co/The	2,200	143
Trane Technologies PLC	4,689	387
TransDigm Group Inc	1,012	324
TransUnion	3,800	251
Trinity Industries Inc	1,800	29
Uber Technologies Inc*	19,000	530
Union Pacific Corp	13,879	1,958
United Airlines Holdings Inc*	4,373	138
United Parcel Service Inc, Cl B	13,924	1,301
United Rentals Inc*	1,503	155
United Technologies Corp	16,252	1,533
Univar Solutions Inc*	3,400	36
Valmont Industries Inc	400	42
Verisk Analytics Inc, Cl A	3,180	443
WABCO Holdings Inc*	1,000	135
Waste Management Inc	8,405	778
Watsco Inc	633	100
WESCO International Inc*	600	14
Westinghouse Air Brake Technologies Corp	3,766	181
Woodward Inc	1,097	65

Description	Shares	Market Value ($ Thousands)
WW Grainger Inc	911	$226
XPO Logistics Inc*	1,733	84
Xylem Inc/NY	3,538	230

		40,526

Information Technology — 24.5%
2U Inc*	1,300	28
Accenture PLC, Cl A	12,750	2,082
Adobe Inc*	9,635	3,066
Advanced Micro Devices Inc*	20,478	931
Akamai Technologies Inc*	3,100	284
Alliance Data Systems Corp	676	23
Alteryx Inc, Cl A*	900	86
Amdocs Ltd	2,700	148
Amphenol Corp, Cl A	5,816	424
Analog Devices Inc	7,395	663
Anaplan Inc*	1,800	54
ANSYS Inc*	1,644	382
Apple Inc	82,351	20,941
Applied Materials Inc	18,397	843
Arista Networks Inc*	1,183	240
Arrow Electronics Inc, Cl A*	1,731	90
Aspen Technology Inc*	1,300	124
Atlassian Corp PLC, Cl A*	2,400	329
Autodesk Inc, Cl A*	4,407	688
Automatic Data Processing Inc	8,679	1,186
Avalara Inc*	1,043	78
Avnet Inc	2,300	58
Bill.Com Holdings Inc*	200	7
Black Knight Inc*	2,800	163
Booz Allen Hamilton Holding Corp, Cl A	2,740	188
Broadcom Inc	7,729	1,833
Broadridge Financial Solutions Inc	2,228	211
CACI International Inc, Cl A*	500	106
Cadence Design Systems Inc*	5,600	370
CDK Global Inc	2,176	71
CDW Corp/DE	2,900	270
Cerence Inc*	612	9
Ceridian HCM Holding Inc*	1,955	98
Ciena Corp*	2,900	115
Cisco Systems Inc	85,776	3,372
Citrix Systems Inc	2,402	340
Cognex Corp	3,200	135
Cognizant Technology Solutions Corp, Cl A	11,061	514
Coherent Inc*	443	47
CommScope Holding Co Inc*	3,800	35
CoreLogic Inc/United States	1,700	52
Corning Inc, Cl B	15,414	317
Coupa Software Inc*	1,300	182
Cree Inc*	2,200	78
Cypress Semiconductor Corp	7,500	175
Dell Technologies Inc, Cl C*	3,127	124
DocuSign Inc, Cl A*	3,220	298

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Dolby Laboratories Inc, Cl A	1,200	$65
Dropbox Inc, Cl A*	3,900	71
DXC Technology Co	4,981	65
Dynatrace Inc*	2,600	62
EchoStar Corp, Cl A*	900	29
Elastic NV*	1,000	56
Entegris Inc	2,500	112
EPAM Systems Inc*	1,053	195
Euronet Worldwide Inc*	900	77
F5 Networks Inc, Cl A*	1,241	132
Fair Isaac Corp*	619	190
Fidelity National Information Services Inc, Cl B	12,288	1,495
FireEye Inc*	3,600	38
First Solar Inc*	1,600	58
Fiserv Inc, Cl A*	11,237	1,067
FleetCor Technologies Inc*	1,748	326
FLIR Systems Inc	2,500	80
Fortinet Inc*	2,800	283
Gartner Inc*	1,766	176
Genpact Ltd	3,500	102
Global Payments Inc	5,967	861
GoDaddy Inc, Cl A*	3,525	201
Guidewire Software Inc, Cl Z*	1,582	125
Hewlett Packard Enterprise Co	26,607	258
HP Inc	29,465	512
HubSpot Inc*	800	107
Intel Corp	85,591	4,632
International Business Machines Corp	17,747	1,969
Intuit Inc	4,968	1,143
IPG Photonics Corp*	633	70
Jabil Inc	2,800	69
Jack Henry & Associates Inc	1,554	241
Juniper Networks Inc	6,500	124
Keysight Technologies Inc*	3,800	318
KLA Corp	3,199	460
Lam Research Corp	2,935	704
Leidos Holdings Inc	2,700	247
Littelfuse Inc	500	67
LogMeIn Inc	1,000	83
Manhattan Associates Inc*	1,305	65
Marvell Technology Group Ltd	13,372	303
Mastercard Inc, Cl A	17,673	4,269
Maxim Integrated Products Inc	5,500	267
Medallia Inc*	1,300	26
Microchip Technology Inc	4,701	319
Micron Technology Inc*	22,068	928
Microsoft Corp	151,181	23,843
MKS Instruments Inc	1,000	81
MongoDB Inc, Cl A*	868	119
Monolithic Power Systems Inc	835	140
Motorola Solutions Inc	3,436	457

Description	Shares	Market Value ($ Thousands)
National Instruments Corp	2,500	$83
NCR Corp*	2,323	41
NetApp Inc	4,500	188
New Relic Inc*	1,200	55
NortonLifeLock Inc	10,801	202
Nuance Communications Inc*	5,900	99
Nutanix Inc, Cl A*	3,259	51
NVIDIA Corp	11,697	3,083
Okta Inc, Cl A*	2,100	257
ON Semiconductor Corp*	8,300	103
Oracle Corp, Cl B	40,005	1,933
PagerDuty Inc*	1,100	19
Palo Alto Networks Inc*	1,861	305
Paychex Inc	6,419	404
Paycom Software Inc*	1,036	209
Paylocity Holding Corp*	700	62
PayPal Holdings Inc*	23,380	2,238
Pegasystems Inc	900	64
Pluralsight Inc, Cl A*	800	9
Proofpoint Inc*	1,100	113
PTC Inc*	2,165	133
Pure Storage Inc, Cl A*	4,800	59
Qorvo Inc*	2,268	183
QUALCOMM Inc	22,890	1,548
RealPage Inc*	1,700	90
RingCentral Inc, Cl A*	1,494	317
Sabre Corp	5,000	30
salesforce.com Inc*	16,771	2,415
ServiceNow Inc*	3,778	1,083
Skyworks Solutions Inc	3,472	310
Smartsheet Inc, Cl A*	1,700	71
SolarWinds Corp*	1,100	17
Splunk Inc*	3,133	395
Square Inc, Cl A*	6,900	361
SS&C Technologies Holdings Inc	4,600	202
Switch Inc, Cl A	1,400	20
SYNNEX Corp	800	58
Synopsys Inc*	2,931	377
Teradata Corp*	2,697	55
Teradyne Inc	3,454	187
Texas Instruments Inc	18,676	1,866
Trade Desk Inc/The, Cl A*	800	154
Trimble Inc*	4,900	156
Twilio Inc, Cl A*	2,400	215
Tyler Technologies Inc*	760	225
Ubiquiti Inc	169	24
Universal Display Corp	842	111
VeriSign Inc*	2,108	380
ViaSat Inc*	1,100	39
Visa Inc, Cl A	34,242	5,517
VMware Inc, Cl A*	1,494	181
Western Digital Corp	6,092	254

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Western Union Co/The	8,200	$149
WEX Inc*	795	83
Workday Inc, Cl A*	3,263	425
Xerox Holdings Corp	3,300	62
Xilinx Inc	4,886	381
Zebra Technologies Corp, Cl A*	1,054	193
Zendesk Inc*	2,214	142
Zscaler Inc*	1,400	86

		117,617

Materials — 2.5%
Air Products & Chemicals Inc	4,364	871
Albemarle Corp	2,056	116
Alcoa Corp*	3,000	19
AptarGroup Inc	1,300	129
Ardagh Group SA, Cl A	100	1
Ashland Global Holdings Inc	1,300	65
Avery Dennison Corp	1,623	165
Axalta Coating Systems Ltd*	4,000	69
Ball Corp	6,535	423
Berry Global Group Inc*	2,377	80
Cabot Corp	1,100	29
Celanese Corp, Cl A	2,300	169
CF Industries Holdings Inc	4,237	115
Chemours Co/The	3,700	33
Corteva Inc	15,139	356
Crown Holdings Inc*	2,600	151
Domtar Corp	900	20
Dow Inc	15,075	441
DuPont de Nemours Inc	15,139	516
Eagle Materials Inc	959	56
Eastman Chemical Co	2,832	132
Ecolab Inc	5,059	788
Element Solutions Inc*	3,400	28
FMC Corp	2,500	204
Freeport-McMoRan Inc, Cl B	27,623	186
Graphic Packaging Holding Co	5,300	65
Huntsman Corp	4,905	71
International Flavors & Fragrances Inc (A)	2,160	221
International Paper Co	7,591	236
Linde PLC	10,730	1,856
LyondellBasell Industries NV, Cl A	5,411	269
Martin Marietta Materials Inc, Cl A	1,275	241
Mosaic Co/The	6,500	70
NewMarket Corp	113	43
Newmont Corp	16,370	741
Nucor Corp	5,900	213
O-I Glass Inc, Cl I	3,700	26
Olin Corp	3,700	43
Packaging Corp of America	1,827	159
PPG Industries Inc	4,779	400
Reliance Steel & Aluminum Co	1,250	110
Royal Gold Inc, Cl A	1,247	109

Description	Shares	Market Value ($ Thousands)
RPM International Inc	2,500	$149
Scotts Miracle-Gro Co/The, Cl A	777	80
Sealed Air Corp	2,900	72
Sherwin-Williams Co/The, Cl A	1,637	752
Silgan Holdings Inc	1,700	49
Sonoco Products Co	2,000	93
Southern Copper Corp	1,600	45
Steel Dynamics Inc	3,949	89
United States Steel Corp (A)	2,900	18
Valvoline Inc	3,500	46
Vulcan Materials Co	2,639	285
Westlake Chemical Corp	532	20
Westrock Co	5,100	144
WR Grace & Co	1,000	35

		11,912

Real Estate — 3.5%
Alexandria Real Estate Equities Inc‡	2,389	327
American Campus Communities Inc‡	2,800	78
American Homes 4 Rent, Cl A‡	4,800	111
American Tower Corp, Cl A‡	8,753	1,906
Americold Realty Trust‡	4,000	136
Apartment Investment & Management Co, Cl A‡	3,100	109
Apple Hospitality Inc‡	5,100	47
AvalonBay Communities Inc‡	2,728	402
Boston Properties Inc‡	3,062	282
Brandywine Realty Trust‡	3,100	33
Brixmor Property Group Inc‡	5,700	54
Brookfield Property Inc, Cl A‡	1,727	15
Camden Property Trust‡	1,800	143
CBRE Group Inc, Cl A* ‡	6,800	256
Colony Capital Inc‡	7,400	13
Columbia Property Trust Inc‡	1,700	21
CoreSite Realty Corp‡	700	81
Corporate Office Properties Trust‡	1,900	42
Cousins Properties Inc‡	2,900	85
Crown Castle International Corp‡	8,221	1,187
CubeSmart‡	3,500	94
CyrusOne Inc‡	2,354	145
Digital Realty Trust Inc, Cl A‡	5,164	717
Douglas Emmett Inc‡	3,600	110
Duke Realty Corp‡	7,600	246
Empire State Realty Trust Inc, Cl A‡	2,300	21
EPR Properties, Cl A‡	1,500	36
Equinix Inc‡	1,682	1,051
Equity Commonwealth‡	2,300	73
Equity LifeStyle Properties Inc‡	3,400	195
Equity Residential‡	7,383	456
Essex Property Trust Inc‡	1,317	290
Extra Space Storage Inc‡	2,600	249
Federal Realty Investment Trust‡	1,446	108
Gaming and Leisure Properties Inc‡	4,055	112

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Healthcare Trust of America Inc, Cl A‡	4,700	$114
Healthpeak Properties Inc‡	10,070	240
Highwoods Properties Inc‡	1,878	67
Host Hotels & Resorts Inc‡	14,402	159
Howard Hughes Corp/The* ‡	763	39
Hudson Pacific Properties Inc‡	3,000	76
Hyatt Hotels Corp, Cl A	694	33
Invitation Homes Inc‡	10,900	233
Iron Mountain Inc‡	5,600	133
JBG SMITH Properties‡	2,500	80
Jones Lang LaSalle Inc	943	95
Kilroy Realty Corp‡	2,000	127
Kimco Realty Corp‡	8,100	78
Lamar Advertising Co, Cl A‡	1,700	87
Life Storage Inc‡	1,000	95
Macerich Co/The‡	2,200	12
Medical Properties Trust Inc‡	9,835	170
Mid-America Apartment Communities Inc‡	2,300	237
National Retail Properties Inc‡	3,200	103
Omega Healthcare Investors Inc‡	4,254	113
Outfront Media Inc‡	2,811	38
Paramount Group Inc‡	3,200	28
Park Hotels & Resorts Inc‡	4,900	39
Prologis Inc‡	14,529	1,168
Public Storage‡	2,988	594
Rayonier Inc‡	2,500	59
Realty Income Corp‡	6,381	318
Regency Centers Corp‡	3,200	123
Retail Properties of America Inc, Cl A‡	4,180	22
SBA Communications Corp, Cl A‡	2,296	620
Service Properties Trust‡	3,000	16
Simon Property Group Inc‡	6,135	337
SITE Centers Corp‡	2,000	10
SL Green Realty Corp‡	1,535	66
Spirit Realty Capital Inc‡	1,978	52
STORE Capital Corp‡	4,200	76
Sun Communities Inc‡	1,800	225
Taubman Centers Inc‡	1,200	50
UDR Inc‡	6,000	219
Ventas Inc‡	7,590	203
VEREIT Inc‡	20,000	98
VICI Properties Inc‡	8,794	146
Vornado Realty Trust‡	3,700	134
Weingarten Realty Investors‡	2,000	29
Welltower Inc‡	8,100	371
Weyerhaeuser Co‡	15,297	259
WP Carey Inc‡	3,390	197

		17,019

Utilities — 3.4%
AES Corp/VA	13,200	179
Alliant Energy Corp	5,000	241
Ameren Corp	4,925	359

Description	Shares	Market Value ($ Thousands)
American Electric Power Co Inc	9,829	$786
American Water Works Co Inc	3,727	446
Atmos Energy Corp	2,366	235
Avangrid Inc	1,200	53
CenterPoint Energy Inc	10,055	155
CMS Energy Corp	5,710	335
Consolidated Edison Inc	6,539	510
Dominion Energy Inc	16,302	1,177
DTE Energy Co	3,613	343
Duke Energy Corp	14,452	1,169
Edison International	7,063	387
Entergy Corp	4,035	379
Essential Utilities Inc	4,400	179
Evergy Inc	4,617	254
Eversource Energy	6,498	508
Exelon Corp	19,339	712
FirstEnergy Corp	10,900	437
Hawaiian Electric Industries Inc	2,300	99
IDACORP Inc, Cl A	1,100	97
MDU Resources Group Inc	3,900	84
National Fuel Gas Co	1,500	56
NextEra Energy Inc	9,808	2,360
NiSource Inc	7,200	180
NRG Energy Inc	5,000	136
OGE Energy Corp	3,800	117
PG&E Corp*	11,106	100
Pinnacle West Capital Corp	2,200	167
PPL Corp	15,134	373
Public Service Enterprise Group Inc	10,180	457
Sempra Energy	5,614	634
Southern Co/The	20,802	1,126
UGI Corp	4,230	113
Vistra Energy Corp	8,169	130
WEC Energy Group Inc	6,385	563
Xcel Energy Inc	10,590	639

		16,275

Total Common Stock (Cost $521,805) ($ Thousands)		468,160

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.760%* * † (C)	554,831	555

Total Affiliated Partnership (Cost $555) ($ Thousands)		555

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	11,905,814	$11,906

Total Cash Equivalent (Cost $11,906) ($ Thousands)		11,906

Total Investments in Securities — 99.9% (Cost $534,266) ($ Thousands)		$480,621

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	95	Jun-2020	$12,092	$12,206	$114
S&P Mid Cap 400 Index E-MINI	7	Jun-2020	983	1,006	23

			$13,075	$13,212	$137

Percentages	are based on Net Assets of $481,124 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $530 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $45 ($ Thousands), or 0.0% of the net assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $555 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	468,160	—	—	468,160
Affiliated Partnership	—	555	—	555
Cash Equivalent	11,906	—	—	11,906

Total Investments in Securities	480,066	555	—	480,621

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	137	—	—	137

Total Other Financial Instruments	137	—	—	137

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Investment Co	$124	$26	$—	$—	$(34)	$116	2,500	$1	$—
SEI Liquidity Fund, L.P.	710	4,308	(4,463)	—	—	555	554,831	7	—
SEI Daily Income Trust, Government Fund, Cl F	15,765	93,821	(97,680)	—	—	11,906	11,905,814	152	—

Totals	$16,599	$98,155	$(102,143)	$-	$(34)	$12,577		$160	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 5.4%
Alphabet Inc, Cl A*	26,214	$30,459
Alphabet Inc, Cl C*	22,848	26,568
AT&T Inc	723,566	21,092
BCE Inc	538,174	21,990
CenturyLink Inc	313,398	2,965
Charter Communications Inc, Cl A*	14,857	6,482
Comcast Corp, Cl A	202,988	6,979
Electronic Arts Inc*	48,975	4,906
Facebook Inc, Cl A*	173,490	28,938
Omnicom Group Inc	111,965	6,147
TEGNA Inc	153,973	1,672
Verizon Communications Inc	185,200	9,951
Walt Disney Co/The	22,000	2,125

		170,274

Consumer Discretionary — 10.3%
Amazon.com Inc, Cl A*	26,556	51,777
AutoZone Inc*	16,513	13,970
Best Buy Co Inc	186,465	10,628
Booking Holdings Inc*	2,537	3,413
BorgWarner Inc	196,841	4,797
Brinker International Inc	266,571	3,202
Carnival Corp* (A)	357,842	4,713
Darden Restaurants Inc*	3,127	170
Dillard’s Inc, Cl A (A)	23,499	868
Dollar General Corp	309,007	46,663
Domino’s Pizza Inc	16,892	5,474
DR Horton Inc	16,198	551
eBay Inc	127,055	3,819
Foot Locker Inc, Cl A	203,876	4,495
GameStop Corp, Cl A* (A)	289,879	1,015
General Motors Co	281,445	5,848
Genuine Parts Co	93,037	6,264
Goodyear Tire & Rubber Co/The	941,697	5,481
Home Depot Inc/The	28,380	5,299
Lear Corp	115,549	9,388
Lowe’s Cos Inc	328,236	28,245
Magna International Inc, Cl A	19,822	633
NIKE Inc, Cl B	357,743	29,600
PulteGroup Inc	125,000	2,790
Ross Stores Inc	243,090	21,142
Royal Caribbean Cruises Ltd	71,822	2,311
Starbucks Corp	68,046	4,473
Target Corp, Cl A	198,025	18,410
TJX Cos Inc/The	374,562	17,908
TopBuild Corp*	51,618	3,698
Whirlpool Corp	59,551	5,109
Yum China Holdings Inc	52,847	2,253

		324,407

Consumer Staples — 10.7%
Altria Group Inc	546,042	21,115

Description	Shares	Market Value ($ Thousands)
Archer-Daniels-Midland Co	146,608	$5,158
Coca-Cola Co/The	83,088	3,677
Conagra Brands Inc	429,158	12,592
Constellation Brands Inc, Cl A	10,975	1,573
Costco Wholesale Corp	20,685	5,898
Diageo PLC ADR (A)	98,094	12,469
Estee Lauder Cos Inc/The, Cl A	35,000	5,577
Hershey Co/The	94,818	12,563
Ingredion Inc	52,032	3,928
JM Smucker Co/The	188,990	20,978
Kimberly-Clark Corp	166,165	21,247
Kraft Heinz Co/The	5,643	140
Kroger Co/The	958,456	28,869
Lamb Weston Holdings Inc	16,377	935
Molson Coors Beverage Co, Cl B	305,781	11,929
Mondelez International Inc, Cl A	24,475	1,226
PepsiCo Inc	234,340	28,144
Philip Morris International Inc	452,673	33,027
Procter & Gamble Co/The	233,806	25,719
Tyson Foods Inc, Cl A	281,181	16,272
Unilever NV	612,509	29,884
Walgreens Boots Alliance Inc	375,176	17,164
Walmart Inc	163,857	18,618

		338,702

Energy — 2.4%
BP PLC ADR	108,492	2,646
Cabot Oil & Gas Corp	578,536	9,945
Canadian Natural Resources Ltd	155,995	2,114
Chevron Corp	213,036	15,437
ConocoPhillips	81,356	2,506
Exxon Mobil Corp	471,108	17,888
Marathon Petroleum Corp	154,884	3,658
Phillips 66	218,591	11,727
Valero Energy Corp	211,817	9,608

		75,529

Financials — 16.4%
Aflac Inc	232,060	7,946
Allstate Corp/The	59,438	5,452
American Financial Group Inc/OH	39,790	2,788
Ameriprise Financial Inc	82,444	8,449
Assurant Inc	47,000	4,892
Banco Santander SA ADR	4,246,293	9,979
Bank of America Corp	1,550,747	32,922
Berkshire Hathaway Inc, Cl B*	107,263	19,611
Blackstone Group Inc/The, Cl A	44,695	2,037
Capital One Financial Corp	113,167	5,706
Chubb Ltd	16,728	1,868
Citigroup Inc	569,487	23,987
CME Group Inc	117,119	20,251
Comerica Inc	304,585	8,936
Discover Financial Services	238,155	8,495

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Essent Group Ltd	60,612	$1,596
Everest Re Group Ltd	57,218	11,010
FactSet Research Systems Inc	11,209	2,922
Fifth Third Bancorp	622,170	9,239
First Republic Bank/CA	78,000	6,418
Goldman Sachs Group Inc/The	21,644	3,346
Hartford Financial Services Group Inc/The	101,910	3,591
Huntington Bancshares Inc/OH	321,477	2,639
Intercontinental Exchange Inc	58,438	4,719
JPMorgan Chase & Co	478,943	43,119
KeyCorp	816,571	8,468
KKR & Co Inc	253,461	5,949
Lincoln National Corp	426,736	11,232
Markel Corp*	16,753	15,545
Marsh & McLennan Cos Inc	138,328	11,960
Moody’s Corp	288,575	61,034
Morgan Stanley	311,935	10,606
MSCI Inc, Cl A	163,834	47,341
Navient Corp	593,848	4,501
PNC Financial Services Group Inc/The	46,966	4,496
Popular Inc	103,116	3,609
Progressive Corp/The	44,272	3,269
Prudential Financial Inc	44,724	2,332
Regions Financial Corp	599,114	5,374
Reinsurance Group of America Inc, Cl A	61,098	5,141
S&P Global Inc	18,482	4,529
Starwood Property Trust Inc‡	101,554	1,041
State Street Corp	155,745	8,296
T Rowe Price Group Inc	24,474	2,390
Travelers Cos Inc/The	120,419	11,964
Truist Financial Corp	253,457	7,817
Two Harbors Investment Corp‡	883,129	3,365
Unum Group	42,982	645
US Bancorp	75,494	2,601
Voya Financial Inc	294,050	11,924
Wells Fargo & Co	368,253	10,569

		517,916

Health Care — 18.6%
Abbott Laboratories	274,129	21,632
AbbVie Inc	92,048	7,013
Alexion Pharmaceuticals Inc*	57,862	5,195
Allergan PLC	29,322	5,193
AmerisourceBergen Corp, Cl A	137,635	12,181
Amgen Inc, Cl A	148,566	30,119
Anthem Inc	16,702	3,792
AstraZeneca PLC ADR	25,344	1,132
Baxter International Inc	63,282	5,138
Becton Dickinson and Co	152,107	34,950
Biogen Inc*	59,530	18,834
Bristol-Myers Squibb Co	343,381	19,140
Cardinal Health Inc	72,515	3,476
Centene Corp*	42,973	2,553

Description	Shares	Market Value ($ Thousands)
Cigna Corp	27,340	$4,844
CVS Health Corp	379,134	22,494
Edwards Lifesciences Corp, Cl A*	20,638	3,893
Eli Lilly & Co	169,143	23,463
Gilead Sciences Inc	198,786	14,861
HCA Healthcare Inc	109,165	9,808
Horizon Therapeutics Plc*	139,419	4,130
Humana Inc*	25,179	7,907
IDEXX Laboratories Inc*	72,356	17,527
Intuitive Surgical Inc*	7,669	3,798
Johnson & Johnson	659,514	86,482
McKesson Corp	12,923	1,748
Merck & Co Inc	751,470	57,818
Mettler-Toledo International Inc*	28,371	19,590
Novartis AG ADR	159,076	13,116
Novo Nordisk A/S ADR	86,039	5,180
Pfizer Inc	995,962	32,508
Teleflex Inc	41,000	12,007
United Therapeutics Corp*	38,304	3,632
UnitedHealth Group Inc	197,672	49,295
Varian Medical Systems Inc*	44,957	4,615
Veeva Systems Inc, Cl A*	18,537	2,899
Vertex Pharmaceuticals Inc*	34,535	8,218
Zoetis Inc, Cl A	63,768	7,505

		587,686

Industrials — 7.6%
3M Co	68,094	9,296
AGCO Corp	52,600	2,485
Alaska Air Group Inc*	57,600	1,640
Armstrong World Industries Inc	33,000	2,621
Carlisle Cos Inc	15,600	1,954
Caterpillar Inc, Cl A	32,511	3,773
Chart Industries Inc*	112,781	3,268
Cummins Inc	8,214	1,111
Deere & Co	27,326	3,775
Delta Air Lines Inc, Cl A*	245,758	7,011
Eaton Corp PLC	150,532	11,695
FedEx Corp	25,129	3,047
Fortive Corp	125,423	6,922
General Dynamics Corp	61,000	8,071
Graco Inc	568,764	27,716
Honeywell International Inc	84,277	11,275
Huntington Ingalls Industries Inc, Cl A	41,706	7,599
Illinois Tool Works Inc	143,062	20,332
L3Harris Technologies Inc	25,220	4,543
Lockheed Martin Corp	15,688	5,317
ManpowerGroup Inc	18,167	963
Northrop Grumman Corp	16,563	5,011
Oshkosh Corp	61,954	3,985
PACCAR Inc	43,000	2,629
Raytheon Co	106,117	13,917
Robert Half International Inc	66,990	2,529

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Roper Technologies Inc	67,713	$21,114
Southwest Airlines Co, Cl A (A)	86,460	3,079
SPX Corp*	148,826	4,858
Textron Inc	190,528	5,081
Timken Co/The	36,449	1,179
TransDigm Group Inc*	26,436	8,465
United Technologies Corp	81,889	7,725
Waste Management Inc	18,232	1,688
WW Grainger Inc	64,211	15,956

		241,630

Information Technology — 19.7%
Adobe Inc*	137,412	43,730
Analog Devices Inc	82,993	7,440
Apple Inc	266,564	67,784
Applied Materials Inc	507,844	23,269
Arista Networks Inc*	20,998	4,253
ASML Holding NV, Cl G	27,764	7,264
Broadcom Inc	17,131	4,062
Cisco Systems Inc	859,735	33,796
Citrix Systems Inc	44,716	6,330
Cognizant Technology Solutions Corp, Cl A	8,912	414
Corning Inc, Cl B	234,159	4,810
Dropbox Inc, Cl A*	216,744	3,923
Hewlett Packard Enterprise Co	307,307	2,984
HP Inc	480,394	8,340
Intel Corp	631,741	34,190
International Business Machines Corp	6,932	769
Intuit Inc	156,005	35,881
IPG Photonics Corp*	36,842	4,063
Juniper Networks Inc	10,346	198
Keysight Technologies Inc*	148,082	12,392
Lam Research Corp	22,006	5,281
Marvell Technology Group Ltd	264,770	5,992
Mastercard Inc, Cl A	224,790	54,300
Microchip Technology Inc (A)	248,826	16,870
Micron Technology Inc*	161,000	6,772
Microsoft Corp	486,353	76,703
Motorola Solutions Inc	22,111	2,939
Oracle Corp, Cl B	512,747	24,781
QUALCOMM Inc	79,861	5,403
salesforce.com Inc*	37,202	5,356
SAP SE ADR (A)	99,584	11,004
Seagate Technology PLC	201,245	9,821
ServiceNow Inc*	18,268	5,235
Tech Data Corp*	39,569	5,178
Teradyne Inc	50,036	2,711
Texas Instruments Inc	44,297	4,427
VeriSign Inc*	91,384	16,457
Visa Inc, Cl A	288,204	46,435
Vishay Intertechnology Inc	136,443	1,966
Western Digital Corp	72,366	3,012

Description	Shares	Market Value ($ Thousands)
Zendesk Inc*	63,012	$4,033

		620,568

Materials — 4.3%
Cabot Corp	199,724	5,217
Celanese Corp, Cl A	28,298	2,077
Corteva Inc	64,004	1,504
Domtar Corp	103,704	2,244
Dow Inc	64,005	1,872
DuPont de Nemours Inc	40,094	1,367
Eastman Chemical Co	34,295	1,598
Ecolab Inc	169,113	26,353
Huntsman Corp	531,983	7,677
Ingevity Corp*	14,131	497
International Paper Co	61,543	1,916
Linde PLC	136,959	23,694
LyondellBasell Industries NV, Cl A	74,826	3,714
Newmont Corp	125,562	5,685
O-I Glass Inc, Cl I	451,358	3,209
Sherwin-Williams Co/The, Cl A	78,752	36,188
Steel Dynamics Inc	349,887	7,886
Westrock Co	84,787	2,395

		135,093

Real Estate — 2.3%
American Tower Corp, Cl A‡	107,953	23,507
Brandywine Realty Trust‡	24,300	256
CBRE Group Inc, Cl A* ‡	41,173	1,553
Crown Castle International Corp‡	40,644	5,869
Diversified Healthcare Trust‡	1,874,622	6,805
Equinix Inc‡	1,986	1,240
Equity Commonwealth* ‡	50,543	1,603
Healthpeak Properties Inc‡	666,332	15,892
Host Hotels & Resorts Inc‡	74,075	818
Public Storage‡	4,106	815
SBA Communications Corp, Cl A‡	25,216	6,807
Welltower Inc‡	159,008	7,279

		72,444

Utilities — 1.4%
Ameren Corp	65,226	4,751
American Electric Power Co Inc	57,553	4,603
Edison International	58,113	3,184
Exelon Corp	317,795	11,698
FirstEnergy Corp	180,837	7,246
NextEra Energy Inc	49,228	11,845
Vistra Energy Corp	40,284	643

		43,970

Total Common Stock (Cost $1,863,442) ($ Thousands)		3,128,219

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P. 0.760%* * † (B)	28,160,365	$28,165

Total Affiliated Partnership (Cost $28,158) ($ Thousands)		28,165

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	7,958,957	$7,959

Total Cash Equivalent (Cost $7,959) ($ Thousands)		7,959

Total Investments in Securities — 100.3% (Cost $1,899,559) ($ Thousands)		$3,164,343

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	48	Jun-2020	$6,085	$6,167	$82
S&P Mid Cap 400 Index E-MINI	2	Jun-2020	288	288	–

			$6,373	$6,455	$82

Percentages are based on a Net Assets of $3,154,994 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $27,284 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $28,165 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,128,219	—	—	3,128,219
Affiliated Partnership	—	28,165	—	28,165
Cash Equivalent	7,959	—	—	7,959

Total Investments in Securities	3,136,178	28,165	—	3,164,343

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	82	—	—	82

Total Other Financial Instruments	82	—	—	82

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$39,146	$223,211	$(234,196)	$—	$4	$28,165	28,160,365	$405	$—
SEI Daily Income Trust, Government Fund, Cl F	34,813	260,048	(286,902)	—	—	7,959	7,958,957	152	—

Totals	$73,959	$483,259	$(521,098)	$—	$4	$36,124		$557	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 10.5%
Activision Blizzard Inc	24,500	$1,457
Alphabet Inc, Cl A*	9,543	11,089
Alphabet Inc, Cl C*	9,520	11,070
AT&T Inc	233,993	6,821
CenturyLink Inc	30,170	285
Charter Communications Inc, Cl A*	5,000	2,182
Comcast Corp, Cl A	145,496	5,002
Discovery Inc, Cl A*	4,700	91
Discovery Inc, Cl C*	10,704	188
DISH Network Corp, Cl A*	7,638	153
Electronic Arts Inc*	9,478	950
Facebook Inc, Cl A*	76,986	12,841
Fox Corp	16,619	388
Interpublic Group of Cos Inc/The	12,201	198
Live Nation Entertainment Inc*	4,600	209
Netflix Inc*	14,000	5,257
News Corp, Cl A	11,975	108
News Corp, Cl B	4,000	36
Omnicom Group Inc	6,704	368
Take-Two Interactive Software Inc, Cl A*	3,500	415
T-Mobile US Inc*	10,300	864
Twitter Inc*	24,200	594
Verizon Communications Inc	132,496	7,119
ViacomCBS Inc, Cl B	17,521	245
Walt Disney Co/The	57,793	5,583

		73,513

Consumer Discretionary — 9.6%
Advance Auto Parts Inc	2,100	196
Amazon.com Inc, Cl A*	13,342	26,013
Aptiv PLC	7,800	384
AutoZone Inc*	768	650
Best Buy Co Inc	7,554	431
Booking Holdings Inc*	1,327	1,785
BorgWarner Inc	6,500	158
Capri Holdings Ltd*	4,900	53
CarMax Inc*	5,300	285
Carnival Corp	12,884	170
Chipotle Mexican Grill Inc, Cl A*	838	548
Darden Restaurants Inc	4,018	219
Dollar General Corp	8,281	1,250
Dollar Tree Inc*	7,354	540
DR Horton Inc	10,358	352
eBay Inc	24,849	747
Expedia Group Inc	4,455	251
Ford Motor Co	125,470	606
Gap Inc/The	6,931	49
Garmin Ltd	4,605	345
General Motors Co	40,813	848
Genuine Parts Co	4,436	299
H&R Block Inc	5,613	79
Hanesbrands Inc	11,700	92

Description	Shares	Market Value ($ Thousands)
Harley-Davidson Inc, Cl A	4,508	$85
Hasbro Inc	3,996	286
Hilton Worldwide Holdings Inc	8,800	600
Home Depot Inc/The	34,945	6,525
Kohl’s Corp	5,056	74
L Brands Inc	8,027	93
Las Vegas Sands Corp	10,400	442
Leggett & Platt Inc	4,259	114
Lennar Corp, Cl A	8,616	329
LKQ Corp*	9,800	201
Lowe’s Cos Inc	24,349	2,095
Macy’s Inc (A)	10,864	53
Marriott International Inc/MD, Cl A	8,824	660
McDonald’s Corp	24,111	3,987
MGM Resorts International	17,100	202
Mohawk Industries Inc*	1,900	145
Newell Brands Inc, Cl B	12,555	167
NIKE Inc, Cl B	40,023	3,311
Nordstrom Inc	3,207	49
Norwegian Cruise Line Holdings Ltd*	6,800	75
NVR Inc*	110	283
O’Reilly Automotive Inc*	2,362	711
PulteGroup Inc	8,099	181
PVH Corp	2,559	96
Ralph Lauren Corp, Cl A	1,605	107
Ross Stores Inc	11,736	1,021
Royal Caribbean Cruises Ltd	5,500	177
Starbucks Corp	37,934	2,494
Tapestry Inc	8,719	113
Target Corp, Cl A	16,128	1,499
Tiffany & Co	3,478	450
TJX Cos Inc/The	38,586	1,845
Tractor Supply Co	3,700	313
Ulta Beauty Inc*	1,900	334
Under Armour Inc, Cl A*	6,005	55
Under Armour Inc, Cl C*	6,449	52
VF Corp	10,165	550
Whirlpool Corp	1,905	163
Wynn Resorts Ltd	3,100	187
Yum! Brands Inc	9,870	676

		67,150

Consumer Staples — 7.6%
Altria Group Inc	59,373	2,296
Archer-Daniels-Midland Co	18,175	639
Brown-Forman Corp, Cl B	5,765	320
Campbell Soup Co	5,184	239
Church & Dwight Co Inc	8,100	520
Clorox Co/The	4,042	700
Coca-Cola Co/The	123,549	5,467
Colgate-Palmolive Co	27,295	1,811
Conagra Brands Inc	14,965	439
Constellation Brands Inc, Cl A	5,413	776

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Costco Wholesale Corp	14,218	$4,054
Coty Inc, Cl A	10,291	53
Estee Lauder Cos Inc/The, Cl A	7,100	1,131
General Mills Inc	19,586	1,034
Hershey Co/The	4,612	611
Hormel Foods Corp	8,508	397
JM Smucker Co/The	3,753	417
Kellogg Co	7,667	460
Kimberly-Clark Corp	10,903	1,394
Kraft Heinz Co/The	19,808	490
Kroger Co/The	26,136	787
Lamb Weston Holdings Inc	4,600	263
McCormick & Co Inc/MD	3,966	560
Molson Coors Beverage Co, Cl B	6,351	248
Mondelez International Inc, Cl A	45,720	2,290
Monster Beverage Corp*	12,454	701
PepsiCo Inc	44,715	5,370
Philip Morris International Inc	49,887	3,640
Procter & Gamble Co/The	79,800	8,778
Sysco Corp, Cl A	15,920	726
Tyson Foods Inc, Cl A	9,703	562
Walgreens Boots Alliance Inc	24,257	1,110
Walmart Inc	45,461	5,165

		53,448

Energy — 2.6%
Apache Corp	12,500	52
Baker Hughes Co, Cl A	21,049	221
Cabot Oil & Gas Corp	12,913	222
Chevron Corp	60,623	4,393
Concho Resources Inc	6,300	270
ConocoPhillips	35,560	1,095
Devon Energy Corp	12,913	89
Diamondback Energy Inc, Cl A	5,400	141
EOG Resources Inc	18,746	673
Exxon Mobil Corp	135,646	5,150
Halliburton Co	27,542	189
Helmerich & Payne Inc	3,305	52
Hess Corp	7,975	266
HollyFrontier Corp	4,900	120
Kinder Morgan Inc/DE	63,282	881
Marathon Oil Corp	25,856	85
Marathon Petroleum Corp	21,360	505
National Oilwell Varco Inc, Cl A	12,968	127
Noble Energy Inc	15,900	96
Occidental Petroleum Corp	27,262	316
ONEOK Inc	12,709	277
Phillips 66	13,875	744
Pioneer Natural Resources Co	5,404	379
Schlumberger Ltd, Cl A	42,900	579
TechnipFMC PLC	14,200	96
Valero Energy Corp	13,021	591

Description	Shares	Market Value ($ Thousands)
Williams Cos Inc/The	37,569	$532

		18,141

Financials — 10.7%
Aflac Inc	23,834	816
Allstate Corp/The	10,459	959
American Express Co	21,328	1,826
American International Group Inc	27,130	658
Ameriprise Financial Inc	3,884	398
Aon PLC/UK	7,529	1,243
Arthur J Gallagher & Co	6,100	497
Assurant Inc	2,005	209
Bank of America Corp	259,445	5,508
Bank of New York Mellon Corp/The	27,199	916
Berkshire Hathaway Inc, Cl B*	62,563	11,438
BlackRock Inc	3,761	1,655
Capital One Financial Corp	14,566	734
Cboe Global Markets Inc	3,500	312
Charles Schwab Corp/The	36,936	1,242
Chubb Ltd	14,434	1,612
Cincinnati Financial Corp	4,683	353
Citigroup Inc	70,151	2,955
Citizens Financial Group Inc	13,100	246
CME Group Inc	11,540	1,995
Comerica Inc	4,592	135
Discover Financial Services	10,430	372
E*TRADE Financial Corp	7,252	249
Everest Re Group Ltd	1,237	238
Fifth Third Bancorp	21,611	321
First Republic Bank/CA	5,200	428
Franklin Resources Inc	8,950	149
Globe Life Inc	3,139	226
Goldman Sachs Group Inc/The	10,165	1,571
Hartford Financial Services Group Inc/The	11,886	419
Huntington Bancshares Inc/OH	33,214	273
Intercontinental Exchange Inc	17,705	1,430
Invesco Ltd	11,000	100
JPMorgan Chase & Co	100,376	9,037
KeyCorp	30,083	312
Lincoln National Corp	6,698	176
Loews Corp	7,762	270
M&T Bank Corp	4,325	447
MarketAxess Holdings Inc	1,200	399
Marsh & McLennan Cos Inc	16,059	1,388
MetLife Inc	25,439	778
Moody’s Corp	5,208	1,102
Morgan Stanley	37,661	1,280
MSCI Inc, Cl A	2,700	780
Nasdaq Inc, Cl A	3,500	332
Northern Trust Corp	6,909	521
People’s United Financial Inc	12,900	143
PNC Financial Services Group Inc/The	13,984	1,339
Principal Financial Group Inc, Cl A	8,257	259

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Progressive Corp/The	18,585	$1,372
Prudential Financial Inc	13,066	681
Raymond James Financial Inc	3,900	247
Regions Financial Corp	30,863	277
S&P Global Inc	7,821	1,917
State Street Corp	11,291	601
SVB Financial Group, Cl B*	1,600	242
Synchrony Financial	17,263	278
T Rowe Price Group Inc	7,308	714
Travelers Cos Inc/The	8,356	830
Truist Financial Corp	42,696	1,317
Unum Group	7,261	109
US Bancorp	45,223	1,558
Wells Fargo & Co	123,515	3,545
Willis Towers Watson PLC	4,021	683
WR Berkley Corp	4,400	230
Zions Bancorp NA	5,360	143

		74,790

Health Care — 15.0%
Abbott Laboratories	56,719	4,476
AbbVie Inc	47,468	3,617
ABIOMED Inc*	1,400	203
Agilent Technologies Inc	9,915	710
Alexion Pharmaceuticals Inc*	7,200	647
Align Technology Inc*	2,359	410
Allergan PLC	10,453	1,851
AmerisourceBergen Corp, Cl A	4,996	442
Amgen Inc, Cl A	19,029	3,858
Anthem Inc	8,202	1,862
Baxter International Inc	16,235	1,318
Becton Dickinson and Co	8,571	1,969
Biogen Inc*	5,800	1,835
Boston Scientific Corp*	44,412	1,449
Bristol-Myers Squibb Co	75,197	4,192
Cardinal Health Inc	9,559	458
Centene Corp*	18,908	1,123
Cerner Corp	9,800	617
Cigna Corp	11,907	2,110
Cooper Cos Inc/The, Cl A	1,600	441
CVS Health Corp	41,776	2,479
Danaher Corp, Cl A	20,496	2,837
DaVita Inc*	2,805	213
DENTSPLY SIRONA Inc	7,109	276
Edwards Lifesciences Corp, Cl A*	6,700	1,264
Eli Lilly & Co	27,106	3,760
Gilead Sciences Inc	40,666	3,040
HCA Healthcare Inc	8,305	746
Henry Schein Inc*	4,400	222
Hologic Inc*	8,600	302
Humana Inc*	4,201	1,319
IDEXX Laboratories Inc*	2,700	654
Illumina Inc*	4,700	1,284

Description	Shares	Market Value ($ Thousands)
Incyte Corp*	5,700	$417
Intuitive Surgical Inc*	3,660	1,813
IQVIA Holdings Inc*	5,900	636
Johnson & Johnson	84,254	11,048
Laboratory Corp of America Holdings*	3,163	400
McKesson Corp	5,229	707
Medtronic PLC	42,972	3,875
Merck & Co Inc	81,580	6,277
Mettler-Toledo International Inc*	762	526
Mylan NV*	15,815	236
PerkinElmer Inc	3,340	251
Perrigo Co PLC	4,404	212
Pfizer Inc	177,356	5,789
Quest Diagnostics Inc	4,124	331
Regeneron Pharmaceuticals Inc*	2,600	1,270
ResMed Inc	4,600	678
STERIS PLC	2,600	364
Stryker Corp	10,246	1,706
Teleflex Inc	1,500	439
Thermo Fisher Scientific Inc	12,918	3,664
UnitedHealth Group Inc	30,328	7,563
Universal Health Services Inc, Cl B	2,600	258
Varian Medical Systems Inc*	2,905	298
Vertex Pharmaceuticals Inc*	8,200	1,951
Waters Corp*	1,997	364
Zimmer Biomet Holdings Inc	6,622	669
Zoetis Inc, Cl A	15,146	1,783

		105,509

Industrials — 8.0%
3M Co	18,501	2,526
Alaska Air Group Inc	4,000	114
Allegion plc	2,970	273
American Airlines Group Inc	11,809	144
AMETEK Inc	7,500	540
AO Smith Corp	4,000	151
Arconic Inc	12,478	200
Boeing Co/The	17,141	2,556
Caterpillar Inc, Cl A	17,606	2,043
CH Robinson Worldwide Inc	4,305	285
Cintas Corp	2,612	452
Copart Inc*	6,300	432
CSX Corp	24,772	1,419
Cummins Inc	5,044	682
Deere & Co	10,006	1,382
Delta Air Lines Inc, Cl A	17,913	511
Dover Corp	4,637	389
Eaton Corp PLC	13,208	1,026
Emerson Electric Co	19,815	944
Equifax Inc	3,730	446
Expeditors International of Washington Inc	5,209	348
Fastenal Co, Cl A	18,818	588
FedEx Corp	7,805	946

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Flowserve Corp	4,300	$103
Fortive Corp	9,687	535
Fortune Brands Home & Security Inc	4,600	199
General Dynamics Corp	7,630	1,010
General Electric Co	277,309	2,202
Honeywell International Inc	22,951	3,071
Huntington Ingalls Industries Inc, Cl A	1,300	237
IDEX Corp	2,400	331
IHS Markit Ltd	13,000	780
Illinois Tool Works Inc	9,329	1,326
Ingersoll Rand Inc*	11,033	274
Jacobs Engineering Group Inc	4,304	341
JB Hunt Transport Services Inc	2,751	254
Johnson Controls International PLC	25,209	680
Kansas City Southern	3,200	407
L3Harris Technologies Inc	7,109	1,280
Lockheed Martin Corp	7,936	2,690
Masco Corp	9,068	313
Nielsen Holdings PLC	11,200	140
Norfolk Southern Corp	8,430	1,231
Northrop Grumman Corp	4,993	1,511
Old Dominion Freight Line Inc, Cl A	3,000	394
PACCAR Inc	11,267	689
Parker-Hannifin Corp, Cl A	3,971	515
Pentair PLC	5,266	157
Quanta Services Inc	4,800	152
Raytheon Co	8,873	1,164
Republic Services Inc	6,583	494
Robert Half International Inc	3,532	133
Rockwell Automation Inc	3,630	548
Rollins Inc	4,100	148
Roper Technologies Inc	3,300	1,029
Snap-on Inc	1,653	180
Southwest Airlines Co, Cl A	14,762	526
Stanley Black & Decker Inc	4,740	474
Textron Inc	6,907	184
Trane Technologies PLC	7,504	620
TransDigm Group Inc	1,600	512
Union Pacific Corp	22,274	3,141
United Airlines Holdings Inc*	7,000	221
United Parcel Service Inc, Cl B	22,224	2,076
United Rentals Inc*	2,400	247
United Technologies Corp	26,044	2,457
Verisk Analytics Inc, Cl A	5,300	739
Waste Management Inc	12,628	1,169
Westinghouse Air Brake Technologies Corp	5,790	279
WW Grainger Inc	1,365	339
Xylem Inc/NY	5,500	358

		56,257

Information Technology — 24.9%
Accenture PLC, Cl A	20,404	3,331
Adobe Inc*	15,541	4,946

Description	Shares	Market Value ($ Thousands)
Advanced Micro Devices Inc*	37,200	$1,692
Akamai Technologies Inc*	5,004	458
Alliance Data Systems Corp	1,300	44
Amphenol Corp, Cl A	9,709	708
Analog Devices Inc	11,771	1,055
ANSYS Inc*	2,700	628
Apple Inc	133,582	33,969
Applied Materials Inc	29,450	1,349
Arista Networks Inc*	1,700	344
Autodesk Inc, Cl A*	7,017	1,095
Automatic Data Processing Inc	13,759	1,881
Broadcom Inc	12,746	3,022
Broadridge Financial Solutions Inc	3,644	346
Cadence Design Systems Inc*	9,100	601
CDW Corp/DE	4,700	438
Cisco Systems Inc	135,961	5,345
Citrix Systems Inc	3,642	516
Cognizant Technology Solutions Corp, Cl A	17,805	827
Corning Inc, Cl B	25,208	518
DXC Technology Co	8,130	106
F5 Networks Inc, Cl A*	1,800	192
Fidelity National Information Services Inc, Cl B	19,765	2,404
Fiserv Inc, Cl A*	18,120	1,721
FleetCor Technologies Inc*	2,700	504
FLIR Systems Inc	4,400	140
Fortinet Inc*	4,500	455
Gartner Inc*	2,700	269
Global Payments Inc	9,527	1,374
Hewlett Packard Enterprise Co	39,891	387
HP Inc	48,191	837
Intel Corp	139,297	7,539
International Business Machines Corp	28,433	3,154
Intuit Inc	8,286	1,906
IPG Photonics Corp*	1,100	121
Jack Henry & Associates Inc	2,400	373
Juniper Networks Inc	10,500	201
Keysight Technologies Inc*	5,800	485
KLA Corp	5,071	729
Lam Research Corp	4,722	1,133
Leidos Holdings Inc	4,100	376
Mastercard Inc, Cl A	28,417	6,864
Maxim Integrated Products Inc	8,300	403
Microchip Technology Inc	7,404	502
Micron Technology Inc*	35,269	1,483
Microsoft Corp	243,971	38,477
Motorola Solutions Inc	5,389	716
NetApp Inc	7,285	304
NortonLifeLock Inc	19,047	357
NVIDIA Corp	19,665	5,184
Oracle Corp, Cl B	69,523	3,360
Paychex Inc	10,369	652

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Paycom Software Inc*	1,500	$303
PayPal Holdings Inc*	37,649	3,605
Qorvo Inc*	3,700	298
QUALCOMM Inc	36,254	2,453
salesforce.com Inc*	28,409	4,090
Seagate Technology PLC	7,100	346
ServiceNow Inc*	6,061	1,737
Skyworks Solutions Inc	5,504	492
Synopsys Inc*	4,900	631
TE Connectivity Ltd	10,409	655
Texas Instruments Inc	30,066	3,005
VeriSign Inc*	3,400	612
Visa Inc, Cl A	54,799	8,829
Western Digital Corp	9,874	411
Western Union Co/The	13,434	244
Xerox Holdings Corp	5,876	111
Xilinx Inc	8,209	640
Zebra Technologies Corp, Cl A*	1,700	312

		174,595

Materials — 2.4%
Air Products & Chemicals Inc	7,026	1,403
Albemarle Corp	3,100	175
Amcor PLC	51,632	419
Avery Dennison Corp	2,515	256
Ball Corp	10,672	690
Celanese Corp, Cl A	3,900	286
CF Industries Holdings Inc	6,450	175
Corteva Inc	24,173	568
Dow Inc	24,206	708
DuPont de Nemours Inc	24,073	821
Eastman Chemical Co	4,420	206
Ecolab Inc	8,134	1,268
FMC Corp	4,300	351
Freeport-McMoRan Inc, Cl B	46,436	314
International Flavors & Fragrances Inc (A)	3,294	336
International Paper Co	12,074	376
Linde PLC	17,220	2,979
LyondellBasell Industries NV, Cl A	7,874	391
Martin Marietta Materials Inc, Cl A	1,919	363
Mosaic Co/The	11,909	129
Newmont Corp	26,525	1,201
Nucor Corp	9,195	331
Packaging Corp of America	3,100	269
PPG Industries Inc	7,390	618
Sealed Air Corp	4,528	112
Sherwin-Williams Co/The, Cl A	2,616	1,202
Vulcan Materials Co	4,349	470
Westrock Co	8,684	245

		16,662

Real Estate — 2.9%
Alexandria Real Estate Equities Inc‡	3,800	521

Description	Shares	Market Value ($ Thousands)
American Tower Corp, Cl A‡	14,200	$3,092
Apartment Investment & Management Co, Cl A‡	4,640	163
AvalonBay Communities Inc‡	4,508	663
Boston Properties Inc‡	4,700	433
CBRE Group Inc, Cl A*‡	10,309	389
Crown Castle International Corp‡	13,204	1,907
Digital Realty Trust Inc, Cl A‡	8,369	1,163
Duke Realty Corp‡	12,200	395
Equinix Inc‡	2,716	1,696
Equity Residential‡	11,344	700
Essex Property Trust Inc‡	2,100	463
Extra Space Storage Inc‡	4,000	383
Federal Realty Investment Trust‡	2,300	172
Healthpeak Properties Inc‡	15,100	360
Host Hotels & Resorts Inc‡	21,674	239
Iron Mountain Inc‡	8,538	203
Kimco Realty Corp‡	14,013	136
Mid-America Apartment Communities Inc‡	3,500	361
Prologis Inc‡	23,498	1,889
Public Storage‡	4,866	966
Realty Income Corp‡	11,000	548
Regency Centers Corp‡	4,999	192
SBA Communications Corp, Cl A‡	3,600	972
Simon Property Group Inc‡	9,506	521
SL Green Realty Corp‡	2,600	112
UDR Inc‡	9,000	329
Ventas Inc‡	12,432	333
Vornado Realty Trust‡	4,977	180
Welltower Inc‡	12,600	577
Weyerhaeuser Co‡	22,861	387

		20,445

Utilities — 3.5%
AES Corp/VA	20,990	286
Alliant Energy Corp	8,000	386
Ameren Corp	7,653	557
American Electric Power Co Inc	15,715	1,257
American Water Works Co Inc	5,900	705
Atmos Energy Corp	3,700	367
CenterPoint Energy Inc	16,085	249
CMS Energy Corp	9,301	546
Consolidated Edison Inc	10,833	845
Dominion Energy Inc	26,187	1,891
DTE Energy Co	6,245	593
Duke Energy Corp	23,216	1,878
Edison International	11,157	611
Entergy Corp	6,226	585
Evergy Inc	6,999	385
Eversource Energy	10,135	793
Exelon Corp	31,455	1,158
FirstEnergy Corp	17,623	706
NextEra Energy Inc	15,720	3,783

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
NiSource Inc	11,844	$296
NRG Energy Inc	7,913	216
Pinnacle West Capital Corp	3,449	261
PPL Corp	23,871	589
Public Service Enterprise Group Inc	16,530	742
Sempra Energy	9,145	1,033
Southern Co/The	33,335	1,805
WEC Energy Group Inc	10,219	901
Xcel Energy Inc	17,036	1,027

		24,451

Total Common Stock (Cost $303,802) ($ Thousands)		684,961

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund. L.P.
0.760% **†(B)	422,739	$423

Total Affiliated Partnership (Cost $423) ($ Thousands)		423

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	31,875,847	31,876

Total Cash Equivalent (Cost $31,876) ($ Thousands)		31,876

Total Investments in Securities — 102.3% (Cost $336,101) ($ Thousands)		$717,260

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Appreciation (Thousands)
S&P 500 Index E-MINI	205	Jun-2020	$26,223	$26,339	$116

			$26,223	$26,339	$116

Percentages are based on Net Assets of $701,230 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (See Note 10). The total market value of securities on loan at March 31, 2020 was $389 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2020 was $423 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC. — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	684,961	—	—	684,961
Affiliated Partnership	—	423	—	423
Cash Equivalent	31,876	—	—	31,876

Total Investments in Securities	716,837	423	—	717,260

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	116	—	—	116

Total Other Financial Instruments	116	—	—	116

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$4,899	$(4,476)	$—	$—	$423	422,739	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	8,999	151,644	(128,767)	—	—	31,876	31,875,847	95	—

Totals	$8,999	$156,543	$(133,243)	$—	$—	$32,299		$97	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 87.7%

Communication Services — 2.5%
Boingo Wireless Inc*	11,660	$124
Cable One Inc	1,136	1,867
Cars.com Inc*	16,900	73
Cogent Communications Holdings Inc	51,969	4,260
comScore Inc*	19,840	56
Consolidated Communications Holdings Inc*	14,520	66
Entercom Communications Corp	28,670	49
EverQuote Inc, Cl A*	18,592	488
Glu Mobile Inc*	75,513	475
Iridium Communications Inc*	15,914	355
Liberty TripAdvisor Holdings Inc, Cl A*	32,434	58
National CineMedia Inc	34,899	114
Nexstar Media Group Inc, Cl A	32,271	1,863
QuinStreet Inc*	14,490	117
TechTarget Inc*	1,420	29
TrueCar Inc*	25,950	63
Zynga Inc, Cl A*	77,247	529

		10,586

Consumer Discretionary — 9.3%
Aaron’s Inc	23,764	541
Acushnet Holdings Corp	22,513	579
Adient PLC*	30,705	279
American Axle & Manufacturing Holdings Inc*	14,110	51
American Eagle Outfitters Inc	136,489	1,085
American Outdoor Brands Corp*	19,290	160
American Public Education Inc*	6,403	153
America’s Car-Mart Inc/TX*	3,152	178
Aspen Group Inc/CO*	72,272	577
Beazer Homes USA Inc, Cl A*	9,510	61
BJ’s Restaurants Inc*	3,090	43
Bloomin’ Brands Inc*	227,503	1,624
Brinker International Inc	7,050	85
Buckle Inc/The *(A)	19,272	264
Caleres Inc	7,370	38
Callaway Golf Co	48,440	495
Carriage Services Inc	12,590	203
Carter’s Inc	10,791	709
Cato Corp/The, Cl A	17,483	187
Cavco Industries Inc*	3,487	505
Cheesecake Factory Inc/The	109,210	1,865
Chegg Inc*	15,747	563
Chico’s FAS Inc	21,130	27
Chuy’s Holdings Inc*	11,600	117
Core-Mark Holding Co Inc, Cl A	50,983	1,457
Crocs Inc*	18,232	310
Darden Restaurants Inc*	14,043	765
Dave & Buster’s Entertainment Inc (A)	138,733	1,815
Deckers Outdoor Corp*	7,525	1,008
Delta Apparel Inc*	1,788	19

Description	Shares	Market Value ($ Thousands)
Denny’s Corp, Cl A*	5,020	$39
Designer Brands Inc, Cl A	13,440	67
Dick’s Sporting Goods Inc	57,446	1,221
Domino’s Pizza Inc	5,486	1,778
El Pollo Loco Holdings Inc*	20,870	176
Ethan Allen Interiors Inc	18,610	190
Everi Holdings Inc*	11,810	39
Fiesta Restaurant Group Inc*	9,050	36
Genesco Inc*	8,907	119
Gentex Corp	18,022	399
Golden Entertainment Inc*	6,504	43
Green Brick Partners Inc*	9,638	78
Group 1 Automotive Inc	7,804	345
Haverty Furniture Cos Inc	4,950	59
Helen of Troy Ltd*	4,325	623
Hibbett Sports Inc*	11,490	126
Houghton Mifflin Harcourt Co*	21,924	41
Hudson Ltd, Cl A*	9,940	50
Installed Building Products Inc*	10,336	412
Johnson Outdoors Inc, Cl A	560	35
KB Home	20,395	369
Lands’ End Inc*	14,380	77
LGI Homes Inc*	6,635	300
Michaels Cos Inc/The*	26,810	43
Modine Manufacturing Co*	605,122	1,967
Monro Inc	20,034	878
Murphy USA Inc*	27,562	2,325
Noodles & Co, Cl A*	16,150	76
Oxford Industries Inc, Cl A	10,222	371
Papa John’s International Inc, Cl A	6,582	351
Pool Corp	7,669	1,509
Potbelly Corp*	21,303	66
PulteGroup Inc	55,062	1,229
Regis Corp*	6,760	40
Rubicon Project Inc/The*	53,736	298
Ruth’s Hospitality Group Inc*	5,880	39
Signet Jewelers Ltd*	8,290	54
Skechers U.S.A. Inc, Cl A*	16,272	386
Sportsman’s Warehouse Holdings Inc*	14,540	90
Steven Madden Ltd	18,391	427
Strategic Education Inc	3,858	539
Tenneco Inc, Cl A*	9,300	34
Texas Roadhouse Inc, Cl A	19,051	787
Tilly’s Inc, Cl A*	28,622	118
Tractor Supply Co	16,369	1,384
TRI Pointe Group Inc*	42,037	369
Universal Electronics Inc*	940	36
Universal Technical Institute Inc*	87,321	520
Urban Outfitters Inc*	124,462	1,772
Vera Bradley Inc*	16,620	69
Vista Outdoor Inc*	90,378	795
Weyco Group Inc	1,635	33

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Winmark Corp	516	$66
WW International Inc*	22,008	372
Zumiez Inc*	6,630	115

		39,543

Consumer Staples — 5.3%
Andersons Inc/The	39,897	748
BJ’s Wholesale Club Holdings Inc *(A)	47,597	1,212
Boston Beer Co Inc/The, Cl A*	1,680	618
Calavo Growers Inc	19,639	1,133
Cal-Maine Foods Inc*	24,269	1,067
Casey’s General Stores Inc	8,644	1,145
Central Garden & Pet Co, Cl A*	8,887	244
Chefs’ Warehouse Inc/The*	3,510	35
Church & Dwight Co Inc	19,446	1,248
Darling Ingredients Inc*	122,234	2,343
Freshpet Inc*	10,145	648
Hain Celestial Group Inc/The *(A)	45,399	1,179
Hostess Brands Inc, Cl A*	93,682	999
Ingles Markets Inc, Cl A	690	25
J&J Snack Foods Corp	9,095	1,101
John B Sanfilippo & Son Inc	620	56
Lifevantage Corp*	11,738	121
Medifast Inc (A)	31,318	1,957
Natural Grocers by Vitamin Cottage Inc	10,766	92
Nature’s Sunshine Products Inc*	500	4
Performance Food Group Co*	17,448	431
Pilgrim’s Pride Corp*	96,483	1,748
Sanderson Farms Inc	8,299	1,024
SpartanNash Co	4,130	59
Spectrum Brands Holdings Inc	13,145	478
TreeHouse Foods Inc*	43,928	1,939
United Natural Foods Inc*	8,260	76
Village Super Market Inc, Cl A	5,336	131
WD-40 Co	2,523	507

		22,368

Energy — 1.9%
Aspen Aerogels Inc*	77,851	478
Berry Corp	23,510	57
Bonanza Creek Energy Inc*	4,291	48
Cabot Oil & Gas Corp	118,005	2,029
Callon Petroleum Co*	275,459	151
Cimarex Energy Co	78,941	1,329
Clean Energy Fuels Corp*	40,050	71
Delek US Holdings Inc	33,598	529
DMC Global Inc (A)	17,838	410
Dorian LPG Ltd*	64,563	562
GasLog Ltd	16,270	59
Green Plains Inc*	9,870	48
Helix Energy Solutions Group Inc*	27,410	45
Liberty Oilfield Services Inc, Cl A	17,840	48
National Energy Services Reunited Corp*	9,318	47

Description	Shares	Market Value ($ Thousands)
NexTier Oilfield Solutions Inc*	52,790	$62
Nordic American Tankers Ltd	6,970	32
Oceaneering International Inc, Cl A*	25,070	74
Oil States International Inc*	23,540	48
PDC Energy Inc, Cl A*	14,129	88
Peabody Energy Corp	21,670	63
Phillips 66 Partners LP (A)(B)	21,258	774
ProPetro Holding Corp*	15,760	39
Select Energy Services Inc, Cl A*	71,472	231
Solaris Oilfield Infrastructure Inc, Cl A	9,460	50
Talos Energy Inc*	14,300	82
Tidewater Inc*	8,510	60
W&T Offshore Inc*	43,780	74
World Fuel Services Corp	19,217	484

		8,072

Financials — 16.7%
Affiliated Managers Group Inc	15,990	946
Amalgamated Bank, Cl A	10,792	117
American Equity Investment Life Holding Co	210,842	3,964
AMERISAFE Inc	790	51
Anworth Mortgage Asset Corp‡	83,380	94
Ares Commercial Real Estate Corp‡	21,480	150
Ares Management Corp, Cl A	33,060	1,023
Artisan Partners Asset Management Inc, Cl A	21,298	458
Atlantic Capital Bancshares Inc*	5,164	61
B. Riley Financial Inc	4,510	83
Banc of California Inc	47,106	377
Banco Latinoamericano de Comercio Exterior SA, Cl E	6,130	63
Bancorp Inc/The*	18,542	113
BancorpSouth Bank	24,923	472
Bank of Marin Bancorp	3,228	97
Bank of NT Butterfield & Son Ltd/The	46,086	785
Bank OZK	48,615	812
BankUnited Inc	203,748	3,810
Benefytt Technologies Inc, Cl A *(A)	19,875	445
Blackstone Mortgage Trust Inc, Cl A‡	52,148	971
Bridgewater Bancshares Inc*	4,619	45
Bryn Mawr Bank Corp	690	20
Business First Bancshares Inc	900	12
Cannae Holdings Inc*	32,519	1,089
Capital Bancorp Inc*	4,484	56
Capstead Mortgage Corp‡	9,870	41
Carter Bank & Trust*	6,949	64
Central Pacific Financial Corp	7,802	124
Cherry Hill Mortgage Investment Corp‡	7,770	48
CNO Financial Group Inc	292,223	3,621
Coastal Financial Corp/WA*	3,808	40
Cohen & Steers Inc	37,678	1,712
Community Trust Bancorp Inc	770	24
Crawford & Co, Cl A	12,060	87
Curo Group Holdings Corp	10,340	55

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Customers Bancorp Inc*	6,980	$76
Dime Community Bancshares Inc	3,140	43
Discover Financial Services	27,614	985
Donegal Group Inc, Cl A	5,475	83
Dynex Capital Inc‡	54,843	573
eHealth Inc*	5,141	724
Enova International Inc*	4,190	61
ESSA Bancorp Inc	2,345	32
Essent Group Ltd	16,730	441
Evercore Inc, Cl A	16,675	768
Exantas Capital Corp*‡	34,680	96
EZCORP Inc, Cl A*	33,697	141
FactSet Research Systems Inc	5,582	1,455
Farmers National Banc Corp	11,230	131
Federated Hermes Inc, Cl B	21,393	407
First Bancshares Inc/The	760	14
First Business Financial Services Inc	1,232	19
First Commonwealth Financial Corp	328,488	3,002
First Community Bankshares Inc	5,254	122
First Financial Corp/IN	2,665	90
First Horizon National Corp	78,842	635
First of Long Island Corp/The	4,844	84
Flushing Financial Corp	11,657	156
FNB Corp/PA	594,433	4,381
Globe Life Inc	10,600	763
Goosehead Insurance Inc, Cl A*	9,022	403
Great Western Bancorp Inc	121,518	2,489
Greenhill & Co Inc	7,740	76
Greenlight Capital Re Ltd, Cl A*	7,076	42
Hanmi Financial Corp	6,710	73
Hanover Insurance Group Inc/The, Cl A	4,532	410
HarborOne Bancorp Inc*	35,137	265
HBT Financial Inc	11,705	123
Hercules Capital Inc, Cl A (A)	117,834	900
Heritage Commerce Corp	8,631	66
Heritage Insurance Holdings Inc	11,500	123
Hilltop Holdings Inc	30,553	462
Home BancShares Inc/AR	72,837	873
HomeTrust Bancshares Inc	7,975	127
Horace Mann Educators Corp, Cl A	14,751	540
IBERIABANK Corp	25,289	914
Independent Bank Corp/MI	4,600	59
Investors Bancorp Inc	57,263	458
Kemper Corp, Cl A	13,989	1,040
Kinsale Capital Group Inc	5,571	582
Macatawa Bank Corp	15,944	114
MarketAxess Holdings Inc	4,165	1,385
Mercantile Bank Corp	3,619	77
Metropolitan Bank Holding Corp*	14,989	404
MGIC Investment Corp	98,097	623
MidWestOne Financial Group Inc	20,443	428
MVB Financial Corp	1,212	15

Description	Shares	Market Value ($ Thousands)
National General Holdings Corp	227,429	$3,764
Nicolet Bankshares Inc*	580	32
NMI Holdings Inc, Cl A*	27,514	319
Norwood Financial Corp	408	11
Oak Valley Bancorp	151	2
OFG Bancorp	119,485	1,336
On Deck Capital Inc*	61,898	95
Oppenheimer Holdings Inc, Cl A	4,673	92
Opus Bank	27,735	481
Palomar Holdings Inc, Cl A*	7,464	434
PCSB Financial Corp	7,385	103
Peapack Gladstone Financial Corp	6,308	113
PennyMac Financial Services Inc	32,296	714
Peoples Bancorp Inc/OH	8,656	192
Pinnacle Financial Partners Inc	9,984	375
PJT Partners Inc	600	26
ProAssurance Corp	38,552	964
Prosperity Bancshares Inc	19,398	936
Provident Bancorp Inc*	4,387	38
Pzena Investment Management Inc, Cl A	6,394	29
Radian Group Inc	35,473	459
RBB Bancorp	10,885	149
Ready Capital Corp‡	13,977	101
Regional Management Corp*	3,003	41
Richmond Mutual Bancorporation Inc*	2,573	26
RLI Corp	7,343	646
Safeguard Scientifics Inc*	12,652	70
Selective Insurance Group Inc	10,302	512
Southern National Bancorp of Virginia Inc	700	7
Sterling Bancorp/DE	116,029	1,212
Stifel Financial Corp	10,884	449
Stock Yards Bancorp Inc	640	19
Tiptree Inc	500	3
TriCo Bancshares	1,010	30
TriState Capital Holdings Inc*	6,730	65
Umpqua Holdings Corp	354,211	3,861
Univest Financial Corp	57,330	936
Victory Capital Holdings Inc, Cl A	23,236	380
Walker & Dunlop Inc	11,324	456
Washington Federal Inc	20,312	527
Waterstone Financial Inc	20,850	303
Western Alliance Bancorp	12,523	383
Westwood Holdings Group Inc	4,400	81
WisdomTree Investments Inc	24,080	56

		71,111

Health Care — 13.0%
ACADIA Pharmaceuticals Inc*	14,298	604
Acceleron Pharma Inc*	7,002	629
Accuray Inc*	26,466	50
Addus HomeCare Corp*	4,917	332
Aduro Biotech Inc*	19,370	53
Adverum Biotechnologies Inc*	1,260	12

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Affimed NV*	72,131	$114
Aimmune Therapeutics Inc* (A)	—	—
Albireo Pharma Inc*	3,440	56
AMAG Pharmaceuticals Inc*	2,430	15
Amedisys Inc*	7,206	1,323
AMN Healthcare Services Inc*	6,258	362
AnaptysBio Inc*	4,870	69
AngioDynamics*	12,875	134
Anika Therapeutics Inc*	8,807	255
Antares Pharma Inc*	33,820	80
Aprea Therapeutics Inc*	11,408	397
Assembly Biosciences Inc*	1,880	28
Atreca Inc, Cl A*	3,529	58
AtriCure Inc*	13,568	456
Atrion Corp	50	32
Avid Bioservices Inc*	15,180	78
Axsome Therapeutics Inc*	7,384	434
BioCryst Pharmaceuticals Inc*	9,860	20
BioDelivery Sciences International Inc*	86,610	328
BioSpecifics Technologies Corp*	4,230	239
Calithera Biosciences Inc*	22,390	99
Cantel Medical Corp	17,392	624
Cardiovascular Systems Inc*	3,200	113
Castle Biosciences Inc*	14,673	437
Catalyst Pharmaceuticals Inc*	75,359	290
Cerecor Inc*	7,723	19
Charles River Laboratories International Inc*	3,545	447
Chemed Corp	3,657	1,584
ChemoCentryx Inc*	10,808	434
Chiasma Inc*	15,848	58
Coherus Biosciences Inc*	28,533	463
Community Health Systems Inc*	17,490	58
Computer Programs & Systems Inc	21,590	480
CONMED Corp	6,321	362
Cross Country Healthcare Inc*	78,526	529
Cue Biopharma Inc*	5,380	76
Cutera Inc*	4,740	62
CytomX Therapeutics Inc*	9,760	75
Dicerna Pharmaceuticals Inc*	32,595	599
Durect Corp*	281,777	437
Eagle Pharmaceuticals Inc/DE*	870	40
Eidos Therapeutics Inc*	7,592	372
Eiger BioPharmaceuticals Inc*	11,802	80
Emergent BioSolutions Inc*	10,440	604
Encompass Health Corp	20,413	1,307
Ensign Group Inc/The	38,570	1,451
Envista Holdings Corp*	77,406	1,156
Epizyme Inc*	23,581	366
Evolent Health Inc, Cl A*	17,590	96
Fate Therapeutics Inc*	20,008	444
Flexion Therapeutics Inc*	5,820	46

Description	Shares	Market Value ($ Thousands)
Fulcrum Therapeutics Inc*	4,401	$53
Fulgent Genetics Inc*	49,773	536
G1 Therapeutics Inc*	10,920	120
Global Blood Therapeutics Inc*	6,834	349
Globus Medical Inc, Cl A*	12,569	535
Haemonetics Corp*	5,927	591
Hanger Inc*	2,400	37
HealthStream Inc*	1,160	28
Icad Inc*	42,161	309
Inovalon Holdings Inc, Cl A*	32,035	534
Inspire Medical Systems Inc*	7,882	475
Insulet Corp*	2,881	477
Integer Holdings Corp*	7,266	457
Integra LifeSciences Holdings Corp*	41,167	1,839
Invacare Corp	16,000	119
Iovance Biotherapeutics Inc*	21,255	636
iRhythm Technologies Inc*	7,514	611
Joint Corp/The*	6,755	73
Jounce Therapeutics Inc*	21,015	100
Karuna Therapeutics Inc*	5,745	414
Karyopharm Therapeutics Inc*	49,584	953
Kiniksa Pharmaceuticals Ltd, Cl A*	1,330	21
Krystal Biotech Inc* (A)	7,907	342
Kura Oncology Inc*	15,730	157
Lantheus Holdings Inc*	16,424	210
LeMaitre Vascular Inc	3,150	78
LHC Group Inc*	5,192	728
Luminex Corp	16,000	440
Magellan Health Inc*	79,108	3,806
Marinus Pharmaceuticals Inc*	39,177	80
Masimo Corp*	2,857	506
Medpace Holdings Inc*	6,903	507
MeiraGTx Holdings plc*	8,623	116
Meridian Bioscience Inc*	26,590	223
Mersana Therapeutics Inc*	9,420	55
Millendo Therapeutics Inc*	10,720	57
Momenta Pharmaceuticals Inc*	17,834	485
Mustang Bio Inc*	21,706	58
MyoKardia Inc*	6,744	316
NanoString Technologies Inc*	11,961	288
NeoGenomics Inc*	22,549	623
Nevro Corp*	10,803	1,080
Novocure Ltd*	8,308	559
NuVasive Inc*	10,123	513
Omnicell Inc*	6,300	413
OraSure Technologies Inc*	3,330	36
Owens & Minor Inc	4,850	44
Personalis Inc*	12,371	100
Pfenex Inc*	79,281	699
Pieris Pharmaceuticals Inc*	25,229	58
Precision BioSciences Inc*	9,840	59
Prestige Consumer Healthcare Inc, Cl A*	35,550	1,304

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Prevail Therapeutics Inc*	5,620	$69
Principia Biopharma Inc*	8,325	494
Protagonist Therapeutics Inc*	11,979	85
Prothena Corp PLC*	7,991	85
Puma Biotechnology Inc*	11,150	94
Quest Diagnostics Inc	12,695	1,019
Quidel Corp*	11,429	1,118
R1 RCM Inc*	1,698	15
Reata Pharmaceuticals Inc, Cl A*	2,290	331
Recro Pharma Inc*	13,081	107
Repligen Corp*	13,238	1,278
ResMed Inc	10,609	1,563
Rigel Pharmaceuticals Inc*	130,926	204
Scholar Rock Holding Corp*	8,613	104
Select Medical Holdings Corp*	34,869	523
Sientra Inc*	17,141	34
SIGA Technologies Inc*	20,591	98
Spectrum Pharmaceuticals Inc*	23,890	56
Spero Therapeutics Inc*	5,695	46
Stemline Therapeutics Inc*	20,450	99
STERIS PLC	10,657	1,492
Surgery Partners Inc*	8,570	56
Surmodics Inc*	3,200	107
Sutro Biopharma Inc*	2,210	23
Syndax Pharmaceuticals Inc*	12,640	139
Synlogic Inc*	16,537	28
Syros Pharmaceuticals Inc*	14,910	88
Tandem Diabetes Care Inc*	9,615	619
Teladoc Health Inc*	7,606	1,179
Tenet Healthcare Corp*	21,910	316
US Physical Therapy Inc	12,123	836
Vapotherm Inc*	4,300	81
Vericel Corp*	19,231	176
Verrica Pharmaceuticals Inc*	6,118	67
Voyager Therapeutics Inc*	16,523	152

		55,354

Industrials — 13.7%
AAON Inc	9,400	454
ACCO Brands Corp	3,640	18
Advanced Drainage Systems Inc	24,584	724
AECOM*	52,516	1,568
Alamo Group Inc	300	27
Altra Industrial Motion Corp	27,134	475
Ameresco Inc, Cl A*	24,060	410
American Superconductor Corp*	13,242	73
Arcosa Inc	12,728	506
Atlas Air Worldwide Holdings Inc*	64,530	1,656
Axon Enterprise Inc*	7,267	514
Badger Meter Inc	26,873	1,440
Blue Bird Corp*	7,851	86
BMC Stock Holdings Inc*	1,841	33
Brady Corp, Cl A	11,876	536

Description	Shares	Market Value ($ Thousands)
Builders FirstSource Inc*	32,926	$403
BWX Technologies Inc, Cl W	51,652	2,516
CAI International Inc*	7,720	109
Casella Waste Systems Inc, Cl A*	10,852	424
CBIZ Inc*	25,559	535
CECO Environmental Corp*	6,899	32
CIRCOR International Inc*	21,958	255
Clean Harbors Inc*	19,372	995
Columbus McKinnon Corp/NY	740	18
Comfort Systems USA Inc	13,600	497
Covenant Transportation Group Inc, Cl A*	6,630	57
CRA International Inc	4,645	155
CSW Industrials Inc	730	47
Ducommun Inc*	5,846	145
DXP Enterprises Inc/TX*	10,100	124
EMCOR Group Inc	16,280	998
Energy Recovery Inc*	15,258	113
Enerpac Tool Group Corp, Cl A	29,606	490
Ennis Inc	14,188	266
EnPro Industries Inc	15,107	598
ESCO Technologies Inc	13,499	1,025
Evoqua Water Technologies Corp*	37,979	426
Exponent Inc	8,674	624
Franklin Covey Co*	7,426	115
FTI Consulting Inc*	9,841	1,179
Generac Holdings Inc*	21,625	2,015
Gibraltar Industries Inc*	21,661	930
Gorman-Rupp Co/The	1,560	49
Great Lakes Dredge & Dock Corp*	12,520	104
H&E Equipment Services Inc	1,580	23
Harsco Corp*	53,110	370
HEICO Corp	11,270	841
Heidrick & Struggles International Inc	14,470	326
Heritage-Crystal Clean Inc*	3,680	60
Hexcel Corp, Cl A	16,775	624
Hillenbrand Inc	16,538	316
Huntington Ingalls Industries Inc, Cl A	5,695	1,038
Huron Consulting Group Inc*	41,846	1,898
ITT Inc	25,132	1,140
JetBlue Airways Corp*	247,158	2,212
Kelly Services Inc, Cl A	27,232	346
Kimball International Inc, Cl B	14,801	176
Korn Ferry	26,722	650
Landstar System Inc	8,958	859
Masonite International Corp*	10,614	504
Mastech Digital Inc*	19,064	245
McGrath RentCorp	9,448	495
Mercury Systems Inc*	8,739	623
Miller Industries Inc/TN	4,814	136
MRC Global Inc*	27,218	116
MSC Industrial Direct Co Inc, Cl A	19,365	1,064
MYR Group Inc*	7,782	204

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Nordson Corp	10,238	$1,383
Northwest Pipe Co*	11,900	265
Orion Energy Systems Inc*	153,410	568
Orion Group Holdings Inc*	135,493	352
Park Aerospace Corp	14,686	185
Parsons Corp*	10,268	328
Pitney Bowes Inc	31,840	65
Plug Power Inc *(A)	146,517	519
Powell Industries Inc	6,625	170
Quad/Graphics Inc	16,470	41
Quanex Building Products Corp	16,619	167
Regal Beloit	14,263	898
Resources Connection Inc	21,985	241
Rexnord Corp	22,472	509
Ryder System Inc	23,538	622
Scorpio Bulkers Inc	31,823	80
Simpson Manufacturing Co Inc	8,451	524
SiteOne Landscape Supply Inc*	3,994	294
Snap-on Inc	8,539	929
SP Plus Corp*	690	14
Spartan Motors Inc	54,495	704
SPX FLOW Inc*	12,977	369
Standex International Corp	14,930	732
Sterling Construction Co Inc*	7,710	73
Team Inc*	80,577	524
Tennant Co	9,060	525
Tetra Tech Inc	35,382	2,499
Textainer Group Holdings Ltd*	13,540	111
Toro Co/The	17,472	1,137
Tutor Perini Corp*	10,290	69
UniFirst Corp/MA	3,775	570
Universal Forest Products Inc	24,256	902
Universal Logistics Holdings Inc	6,007	79
Vectrus Inc*	3,654	151
Veritiv Corp*	6,921	54
Virgin Galactic Holdings Inc *(A)	25,414	376
Wabash National Corp	23,826	172
Watts Water Technologies Inc, Cl A	6,829	578
Werner Enterprises Inc	11,800	428
WESCO International Inc*	91,187	2,084
Willdan Group Inc*	3,550	76

		58,397

Information Technology — 14.1%
ACI Worldwide Inc*	20,575	497
ACM Research Inc, Cl A *(A)	11,577	343
Agilysys Inc*	29,860	499
American Software Inc/GA, Cl A	16,698	237
Amkor Technology Inc*	47,107	367
Avid Technology Inc*	20,142	136
Belden Inc	12,478	450
Bill.Com Holdings Inc *(A)	8,848	303
Blackline Inc*	10,597	557

Description	Shares	Market Value ($ Thousands)
Brightcove Inc*	15,043	$105
Broadridge Financial Solutions Inc	12,188	1,156
Cabot Microelectronics Corp	15,802	1,804
CACI International Inc, Cl A*	10,955	2,313
Calix Inc*	73,630	521
Casa Systems Inc*	24,840	87
CEVA Inc, Cl A*	730	18
Cirrus Logic Inc*	15,930	1,046
Cloudflare Inc, Cl A*	26,782	629
Cognex Corp	26,325	1,111
Comtech Telecommunications Corp	7,720	103
Conduent Inc*	48,390	119
Diebold Nixdorf Inc*	20,050	71
Digi International Inc*	6,812	65
Digital Turbine Inc*	44,610	192
Diodes Inc*	12,475	507
DSP Group Inc*	13,166	176
Dynatrace Inc*	17,813	425
Echo Global Logistics Inc*	6,964	119
eGain Corp*	9,707	71
Endurance International Group Holdings Inc*	22,880	44
Enphase Energy Inc*	30,746	993
Entegris Inc	9,328	418
ePlus Inc*	8,569	537
Everbridge Inc*	6,886	732
ExlService Holdings Inc*	35,140	1,828
Five9 Inc*	17,076	1,306
FormFactor Inc*	45,533	915
GSI Technology Inc*	4,359	30
Hackett Group Inc/The	17,918	228
I3 Verticals Inc, Cl A*	840	16
Ichor Holdings Ltd*	21,491	412
II-VI Inc *(A)	57,789	1,647
Impinj Inc*	8,380	140
Infinera Corp*	62,011	329
Inphi Corp*	15,769	1,248
Intellicheck Inc*	79,084	268
International Money Express Inc*	7,785	71
Itron Inc*	15,020	839
Jack Henry & Associates Inc	8,474	1,315
KBR Inc	27,603	571
Lattice Semiconductor Corp*	37,991	677
Littelfuse Inc	7,040	939
Lumentum Holdings Inc*	7,463	550
MACOM Technology Solutions Holdings Inc*	80,302	1,520
ManTech International Corp/VA, Cl A	37,765	2,744
MAXIMUS Inc	14,638	852
Mitek Systems Inc*	18,850	149
MKS Instruments Inc	3,437	280
MobileIron Inc*	21,501	82
Model N Inc*	35,170	781

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Napco Security Technologies Inc*	8,190	$124
NCR Corp*	150,616	2,666
NeoPhotonics Corp*	47,510	344
NIC Inc	15,172	349
nLight Inc*	5,310	56
Nuance Communications Inc*	32,392	544
Paylocity Holding Corp*	4,580	404
PC-Tel Inc	77,202	513
PDF Solutions Inc*	8,143	95
Pegasystems Inc	6,769	482
Photronics Inc*	47,801	490
Power Integrations Inc	26,731	2,361
QAD Inc, Cl A	970	39
Rambus Inc*	75,848	842
Ribbon Communications Inc*	20,170	61
Science Applications International Corp	7,999	597
Seachange International Inc*	180,298	671
Semtech Corp*	10,653	399
SMART Global Holdings Inc*	1,000	24
Smith Micro Software Inc*	111,386	469
Sprout Social Inc, Cl A *(A)	22,889	365
Super Micro Computer Inc*	219,982	4,681
Sykes Enterprises Inc*	20,048	544
Synaptics Inc*	8,348	483
SYNNEX Corp*	1,003	73
Telenav Inc*	24,257	105
TTEC Holdings Inc	15,223	559
Ultra Clean Holdings Inc*	17,811	246
Universal Display Corp	8,668	1,142
Varonis Systems Inc*	7,549	481
Veeco Instruments Inc*	6,084	58
Viavi Solutions Inc*	116,931	1,311
Virtusa Corp*	42,908	1,219
Zix Corp*	44,420	191
Zscaler Inc*	6,945	423

		59,899

Materials — 4.1%
American Vanguard Corp, Cl B	7,780	113
B2Gold Corp	360,732	1,104
Balchem Corp	4,552	449
Boise Cascade Co	19,335	460
Cabot Corp	9,712	254
Century Aluminum Co*	194,234	703
Clearwater Paper Corp*	3,040	66
Commercial Metals Co, Cl A	263,383	4,159
Contura Energy Inc*	18,337	43
Domtar Corp	32,630	706
Flotek Industries Inc*	21,345	19
Forterra Inc*	20,920	125
Gold Resource Corp	197,343	543
HB Fuller Co	18,521	517
Hecla Mining Co	234,796	427

Description	Shares	Market Value ($ Thousands)
Ingevity Corp*	9,731	$343
Innospec Inc	7,794	542
Koppers Holdings Inc*	6,310	78
Livent Corp *(A)	97,025	509
Myers Industries Inc	13,851	149
Neenah Inc, Cl A	630	27
O-I Glass Inc, Cl I	55,542	395
Olin Corp (A)	46,321	541
PH Glatfelter Co	1,860	23
Quaker Chemical Corp (A)	8,176	1,033
Ryerson Holding Corp*	12,520	67
Schnitzer Steel Industries Inc, Cl A	9,150	119
Scotts Miracle-Gro Co/The, Cl A	4,498	461
Sensient Technologies Corp	14,185	617
Silgan Holdings Inc	26,427	767
SunCoke Energy Inc	25,800	99
Tredegar Corp	1,690	26
Valvoline Inc	60,453	791
Verso Corp*	22,289	251
WR Grace & Co	22,052	785

		17,311

Real Estate — 3.7%
Agree Realty Corp‡	9,702	601
Alexandria Real Estate Equities Inc‡	10,126	1,388
Americold Realty Trust‡	39,528	1,346
Armada Hoffler Properties Inc‡	38,738	414
CatchMark Timber Trust Inc, Cl A‡	7,780	56
Columbia Property Trust Inc‡	70,492	881
Consolidated-Tomoka Land Co‡	1,428	65
CorEnergy Infrastructure Trust Inc‡	3,360	62
CorePoint Lodging Inc‡	12,040	47
Corporate Office Properties Trust‡	47,028	1,041
EastGroup Properties Inc‡	5,766	602
First Industrial Realty Trust Inc‡	28,527	948
Getty Realty Corp‡	21,605	513
Gladstone Commercial Corp‡	4,170	60
Gladstone Land Corp‡	9,801	116
Global Medical REIT Inc‡	3,850	39

Hannon Armstrong Sustainable
Infrastructure Capital Inc‡	16,859	344
Kennedy-Wilson Holdings Inc‡	78,647	1,055
Lamar Advertising Co, Cl A‡	15,289	784
Lexington Realty Trust, Cl B‡	68,687	682
National Health Investors Inc‡	6,484	321
New Senior Investment Group Inc‡	115,206	295
Newmark Group Inc, Cl A‡	90,817	386
NexPoint Residential Trust Inc‡	10,456	264
QTS Realty Trust Inc, Cl A‡	12,468	723
RE/MAX Holdings Inc, Cl A‡	7,318	160
Retail Value Inc‡	8,138	100
Rexford Industrial Realty Inc‡	25,910	1,063
Sabra Health Care REIT Inc‡	32,431	354

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Tejon Ranch Co*‡	5,442	$77
Terreno Realty Corp‡	20,666	1,069
UMH Properties Inc‡	5,850	63

		15,919

Utilities — 3.4%
Algonquin Power & Utilities Corp	123,160	1,650
American States Water Co	21,684	1,772
American Water Works Co Inc	13,106	1,567
Artesian Resources Corp, Cl A	1,259	47
Atlantic Power Corp*	65,072	139
Avista Corp	11,100	472
Black Hills Corp, Cl A	20,190	1,293
California Water Service Group, Cl A	10,714	539
Consolidated Water Co Ltd	8,477	139
Genie Energy Ltd, Cl B	19,533	140
Hawaiian Electric Industries Inc	14,146	609
IDACORP Inc, Cl A	12,753	1,120
PNM Resources Inc	12,504	475
Portland General Electric Co	50,417	2,417
Pure Cycle Corp*	9,027	101
Spire Inc	14,973	1,115
UGI Corp	34,179	912
Unitil Corp	640	33
York Water Co/The	610	27

		14,567

Total Common Stock (Cost $422,803) ($ Thousands)		373,127

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P.
0.760% **†(C)	15,579,988	15,581

Total Affiliated Partnership (Cost $15,579) ($ Thousands)		15,581

CASH EQUIVALENT — 17.4%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	74,234,659	74,235

Total Cash Equivalent (Cost $74,235) ($ Thousands)		74,235

Total Investments in Securities — 108.8% (Cost $512,617) ($ Thousands)		$462,943

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	661	Jun-2020	$38,105	$37,928	$(177)

Percentages are based on a Net Assets of $425,482 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $15,186 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $774 ($ Thousands), or 0.2% of Net Assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $15,581 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	373,127	—	—	373,127
Affiliated Partnership	—	15,581	—	15,581
Cash Equivalent	74,235	–	—	74,235

Total Investments in Securities	447,362	15,581	—	462,943

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(177)	—	—	(177)

Total Other Financial Instruments	(177)	—	—	(177)

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year period March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$16,900	$89,708	$(91,029)	$—	$2	$15,581	15,579,988	$115	$—
SEI Daily Income Trust, Government Fund, Cl F	13,698	143,486	(82,949)	—	—	74,235	74,234,659	77	—

Totals	$30,598	$233,194	$(173,978)	$—	$2	$89,816		$192	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Communication Services — 2.2%
AMC Networks Inc, Cl A *	16,756	$407
Cars.com Inc *	36,618	157
Entercom Communications Corp	77,830	133
Glu Mobile Inc *	26,954	170
IAC/InterActiveCorp *	6,593	1,182
Liberty TripAdvisor Holdings Inc, Cl A *	19,142	34
Nexstar Media Group Inc, Cl A	32,552	1,879
TEGNA Inc	35,822	389
Travelzoo *	2,040	8
Yelp Inc, Cl A *	7,754	140

		4,499

Consumer Discretionary — 8.6%
Aaron’s Inc	11,181	255
American Axle & Manufacturing Holdings Inc *	67,843	245
American Eagle Outfitters Inc	76,056	605
American Public Education Inc *	4,294	103
Bassett Furniture Industries Inc	3,552	19
Big Lots Inc	14,532	207
Bloomin’ Brands Inc *	59,382	424
Bluegreen Vacations (A)	7,013	41
Buckle Inc/The *	3,069	42
Cheesecake Factory Inc/The	34,470	589
Cooper Tire & Rubber Co	9,451	154
Cooper-Standard Holdings Inc *	21,684	223
Dana Inc	74,666	583
Darden Restaurants Inc *	1,910	104
Dave & Buster’s Entertainment Inc (A)	60,757	795
Deckers Outdoor Corp *	2,522	338
Dick’s Sporting Goods Inc	43,294	920
Dillard’s Inc, Cl A (A)	1,622	60
Ethan Allen Interiors Inc	3,124	32
Extended Stay America Inc	54,502	398
GameStop Corp, Cl A *(A)	12,840	45
Genesco Inc *	14,446	193
G-III Apparel Group *	18,514	143
Goodyear Tire & Rubber Co/The	32,773	191
Group 1 Automotive Inc	10,744	476
Haverty Furniture Cos Inc	18,686	222
Hibbett Sports Inc *	7,811	85
K12 Inc *	9,391	177
KB Home	19,487	353
Laureate Education Inc, Cl A *	3,069	32
La-Z-Boy Inc, Cl Z	26,055	535
Lithia Motors Inc, Cl A	24,298	1,987
MDC Holdings Inc	16,915	392
Meritage Homes Corp *	21,264	776
Modine Manufacturing Co *	299,218	972
Office Depot Inc	345,407	566
Perdoceo Education Corp *	16,411	177
PulteGroup Inc	16,457	367

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rent-A-Center Inc/TX	5,128	$73
Sally Beauty Holdings Inc *	50,635	409
Shutterstock Inc	3,383	109
Six Flags Entertainment Corp	31,600	396
Skechers U.S.A. Inc, Cl A *	10,674	253
Sleep Number Corp *	11,121	213
Sonic Automotive Inc, Cl A	27,915	371
Taylor Morrison Home Corp, Cl A *	7,204	79
Tenneco Inc, Cl A *	20,445	74
Urban Outfitters Inc *	66,029	940
Wendy’s Co/The	31,285	466
Williams-Sonoma Inc	15,960	679
Wyndham Destinations Inc	8,243	179

		18,067

Consumer Staples — 2.7%
Andersons Inc/The	17,161	322
Edgewell Personal Care Co *	10,309	248
Hostess Brands Inc, Cl A *	198,723	2,118
Ingles Markets Inc, Cl A	12,710	460
Medifast Inc (A)	9,823	614
Pilgrim’s Pride Corp *	28,712	520
SpartanNash Co	30,807	441
Universal Corp/VA	15,643	692
USANA Health Sciences Inc *	916	53
Village Super Market Inc, Cl A	7,242	178

		5,646

Energy — 1.7%
Arch Coal Inc	8,685	251
Cabot Oil & Gas Corp	11,625	200
Callon Petroleum Co *	66,561	37
Cimarex Energy Co	20,938	352
CNX Resources Corp *	44,960	239
CONSOL Energy Inc *	1,755	6
Delek US Holdings Inc	34,589	545
Parsley Energy Inc, Cl A	80,840	463
PBF Energy Inc, Cl A *	15,061	107
PDC Energy Inc, Cl A *	11,679	73
ProPetro Holding Corp *	5,057	13
Rattler Midstream LP (B)	73,303	255
SEACOR Holdings Inc, Cl A *	2,380	64
Southwestern Energy Co *	118,786	201
Viper Energy Partners LP (B)	33,802	224
World Fuel Services Corp	20,738	522

		3,552

Financials — 22.1%
Affiliated Managers Group Inc	15,885	940
AG Mortgage Investment Trust Inc ‡	6,976	19
Amalgamated Bank, Cl A	3,592	39
American Equity Investment Life Holding Co	82,399	1,549
Apollo Commercial Real Estate Finance Inc ‡	7,713	57
Arbor Realty Trust Inc ‡	55,142	270

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Artisan Partners Asset Management Inc, Cl A	8,785	$189
Ashford Inc *	304	2
Associated Banc-Corp	64,509	825
Banco Latinoamericano de Comercio Exterior SA, Cl E	36,912	380
Bancorp Inc/The *	27,898	169
BankUnited Inc	115,472	2,159
Benefytt Technologies Inc, Cl A *	3,642	82
Berkshire Hills Bancorp Inc	28,092	417
BGC Partners Inc, Cl A	455,807	1,149
BlackRock Capital Investment Corp	13,071	29
C&F Financial Corp	1,654	66
Cadence BanCorp, Cl A	5,387	35
Camden National Corp	16,266	512
Capstar Financial Holdings Inc	3,782	37
Cathay General Bancorp	28,520	655
Central Pacific Financial Corp	17,361	276
CIT Group Inc	30,222	522
CNO Financial Group Inc	235,149	2,914
Cohen & Steers Inc	1,301	59
Columbia Banking System Inc	80,533	2,158
Community Trust Bancorp Inc	9,954	316
Cowen Inc, Cl A	20,785	201
Customers Bancorp Inc *	16,223	177
Elevate Credit Inc *	16,357	17
Enova International Inc *	12,313	178
EZCORP Inc, Cl A *	13,275	55
Federal Agricultural Mortgage Corp, Cl C	18,187	1,012
FGL Holdings	28,009	275
Financial Institutions Inc	2,345	43
First BanCorp/Puerto Rico	25,124	134
First Busey Corp	6,163	105
First Business Financial Services Inc	2,620	41
First Commonwealth Financial Corp	215,854	1,973
First Foundation Inc	9,236	94
First Internet Bancorp	3,784	62
First Merchants Corp	27,907	739
First Northwest Bancorp	3,125	34
Flagstar Bancorp Inc	29,785	591
Flushing Financial Corp	27,848	372
FNB Corp/PA	279,228	2,058
FS KKR Capital	82,229	247
Fulton Financial Corp	67,239	773
GAMCO Investors Inc, Cl A	6,438	71
Genworth Financial Inc, Cl A *	78,634	261
Great Southern Bancorp Inc	7,035	284
Great Western Bancorp Inc	52,279	1,071
Green Dot Corp, Cl A *	6,494	165
Hancock Whitney Corp, Cl A	33,956	663
Hanmi Financial Corp	13,523	147
Hercules Capital Inc, Cl A	11,561	88
Hilltop Holdings Inc	18,024	273

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HomeStreet Inc	10,387	$231
Hope Bancorp Inc	75,051	617
IBERIABANK Corp	9,791	354
International Bancshares Corp	6,036	162
Invesco Mortgage Capital Inc *‡	21,464	73
Ladder Capital Corp, Cl A ‡	25,999	123
Legg Mason Inc	26,210	1,280
Marlin Business Services Corp	2,782	31
Merchants Bancorp/IN	4,006	61
MFA Financial Inc *‡	53,943	84
MGIC Investment Corp	80,616	512
Midland States Bancorp Inc	2,454	43
National General Holdings Corp	66,840	1,106
Navient Corp	56,244	426
Nelnet Inc, Cl A	15,835	719
New Mountain Finance Corp	13,940	95
OFG Bancorp	119,363	1,335
Old National Bancorp/IN, Cl A	42,411	559
Oppenheimer Holdings Inc, Cl A	2,401	47
Pacific Premier Bancorp Inc	18,595	350
PacWest Bancorp	94,334	1,690
PennantPark Investment Corp	36,841	95
PennyMac Mortgage Investment Trust ‡	30,388	323
Peoples Bancorp Inc/OH	8,257	183
Popular Inc	19,991	700
Radian Group Inc	56,151	727
Republic Bancorp Inc/KY, Cl A	28,345	936
Starwood Property Trust Inc ‡	161,220	1,653
Sterling Bancorp Inc/MI	9,150	39
TCF Financial Corp	33,901	768
Third Point Reinsurance Ltd *	5,822	43
TriState Capital Holdings Inc *	6,717	65
Two Harbors Investment Corp ‡	30,257	115
Umpqua Holdings Corp	147,328	1,606
Universal Insurance Holdings Inc	7,221	129
Waddell & Reed Financial Inc, Cl A	20,201	230
Walker & Dunlop Inc	15,816	637

		46,176

Health Care — 6.4%
Akcea Therapeutics *(A)	3,515	50
Allscripts Healthcare Solutions Inc *	7,867	55
Anika Therapeutics Inc *	2,804	81
Arena Pharmaceuticals Inc *(A)	12,200	512
Change Healthcare Inc *	120,594	1,205
Corcept Therapeutics Inc *	51,309	610
CorVel Corp *	922	50
Eagle Pharmaceuticals Inc/DE *	8,270	381
Enanta Pharmaceuticals Inc *	1,227	63
Haemonetics Corp *	1,964	196
Innoviva Inc *	81,838	962
Integra LifeSciences Holdings Corp *	6,407	286
Lannett Co Inc *	24,626	171

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ligand Pharmaceuticals Inc *(A)	35,998	$2,618
Luminex Corp	2,294	63
Magellan Health Inc *	34,715	1,670
Mallinckrodt PLC *(A)	23,064	45
MEDNAX Inc *	21,232	247
Medpace Holdings Inc *	2,317	170
NextGen Healthcare Inc *	3,229	34
NuVasive Inc *	955	48
Orthofix Medical Inc *	1,163	33
Owens & Minor Inc	23,310	213
Palatin Technologies *(A)	111,839	47
Patterson Cos Inc	32,731	501
PDL BioPharma Inc *	56,262	159
Quidel Corp *	2,779	272
Select Medical Holdings Corp *	24,071	361
Syneos Health Inc, Cl A *	54,679	2,156
Triple-S Management Corp, Cl B *	3,683	52
Vanda Pharmaceuticals Inc *	7,979	83

		13,394

Industrials — 13.1%
ACCO Brands Corp	105,477	533
AECOM *	13,705	409
Aerojet Rocketdyne Holdings Inc *	1,092	46
American Woodmark Corp *	5,320	242
Apogee Enterprises Inc	20,563	428
ArcBest Corp	18,000	315
Atkore International Group Inc *	30,998	653
Atlas Air Worldwide Holdings Inc *	36,972	949
BMC Stock Holdings Inc *	16,453	292
Briggs & Stratton Corp *(A)	27,732	50
Builders FirstSource Inc *	34,244	419
BWX Technologies Inc, Cl W	23,215	1,131
Colfax Corp *	118,822	2,353
Columbus McKinnon Corp/NY	2,104	53
Commercial Vehicle Group Inc *	8,890	13
Costamare Inc	14,218	64
Deluxe Corp	16,284	422
EMCOR Group Inc	2,175	133
Encore Wire Corp	1,260	53
Ennis Inc	2,711	51
EnPro Industries Inc	5,014	199
Great Lakes Dredge & Dock Corp *	5,340	44
Greenbrier Cos Inc/The	20,871	370
Hawaiian Holdings Inc	24,031	251
Heidrick & Struggles International Inc	2,286	51
Herman Miller Inc	22,142	492
Hub Group Inc, Cl A *	2,143	97
IAA Inc *	60,699	1,819
Interface Inc, Cl A	23,409	177
JetBlue Airways Corp *	149,718	1,340
Kaman Corp, Cl A	24,250	933
KAR Auction Services Inc	125,415	1,505

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kelly Services Inc, Cl A	17,043	$216
Knoll Inc, Cl B	34,588	357
Meritor Inc *	58,363	773
Miller Industries Inc/TN	1,628	46
Moog Inc, Cl A	5,121	259
Mueller Industries Inc	1,873	45
Park-Ohio Holdings Corp	11,377	216
Powell Industries Inc	1,801	46
Preformed Line Products Co	701	35
Regal Beloit Corp	13,359	841
SkyWest Inc	25,821	676
Steelcase Inc, Cl A	50,148	495
Teledyne Technologies Inc *	6,045	1,797
Terex Corp	35,532	510
Timken Co/The	16,028	518
TriNet Group Inc *	943	36
Trinity Industries Inc	107,011	1,720
Triton International Ltd/Bermuda	25,680	664
TrueBlue Inc *	5,060	65
Universal Forest Products Inc	3,633	135
Vectrus Inc *	4,153	172
Wabash National Corp	71,198	514
WESCO International Inc *	59,048	1,349

		27,372

Information Technology — 14.4%
ACI Worldwide Inc *	177,026	4,275
Amkor Technology Inc *	77,022	600
Avaya Holdings Corp *	20,131	163
Benchmark Electronics Inc	35,881	717
Ciena Corp *	1,272	51
Cirrus Logic Inc *	10,372	681
CommVault Systems Inc *	9,050	366
Comtech Telecommunications Corp	12,540	167
CSG Systems International Inc	21,611	904
Diodes Inc *	20,420	830
Dolby Laboratories Inc, Cl A	6,506	353
II-VI Inc *	30,775	877
Insight Enterprises Inc *	27,055	1,140
Itron Inc *	14,865	830
J2 Global Inc *	39,813	2,980
Jabil Inc	34,209	841
Kulicke & Soffa Industries Inc	23,493	490
Methode Electronics Inc	24,957	660
MicroStrategy Inc, Cl A *	347	41
NCR Corp *	73,809	1,306
NetScout Systems Inc *	3,433	81
NIC Inc	5,534	127
Nuance Communications Inc *	56,299	945
PC Connection Inc	2,144	88
Progress Software Corp	5,928	190
Sanmina Corp *	46,952	1,281
ScanSource Inc *	15,847	339

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silicon Motion Technology Corp ADR	76,927	$2,820
SMART Global Holdings Inc *	3,988	97
Super Micro Computer Inc *	71,663	1,525
Sykes Enterprises Inc *	35,325	958
SYNNEX Corp *	9,825	718
Tech Data Corp *	3,117	408
TTM Technologies Inc *	40,206	416
Unisys Corp *	6,684	83
Verint Systems Inc *	39,860	1,714
Vishay Intertechnology Inc	5,090	73
Xperi Corp	2,908	40

		30,175

Materials — 9.2%
Ashland Global Holdings Inc	27,836	1,394
Axalta Coating Systems Ltd *	56,750	980
B2Gold Corp	101,172	310
Boise Cascade Co	5,325	127
Cabot Corp	21,161	553
Century Aluminum Co *	56,547	205
Chemours Co/The	23,109	205
Cleveland-Cliffs Inc (A)	75,412	298
Commercial Metals Co, Cl A	131,419	2,075
Domtar Corp	20,748	449
FMC Corp	63,922	5,222
FutureFuel Corp	7,434	84
Gold Resource Corp	28,040	77
Greif Inc, Cl A	23,154	720
Huntsman Corp	30,861	445
Koppers Holdings Inc *	13,839	171
Kraton Corp *	25,468	206
Kronos Worldwide Inc	33,380	282
O-I Glass Inc, Cl I	65,755	467
Schnitzer Steel Industries Inc, Cl A	10,430	136
Schweitzer-Mauduit International Inc	7,634	212
Silgan Holdings Inc	140,870	4,088
Stepan Co	666	59
Tredegar Corp	3,232	50
Trinseo SA	14,082	255
Warrior Met Coal Inc	13,006	138

		19,208

Real Estate — 10.6%
Ashford Hospitality Trust Inc *‡	76,917	57
Brandywine Realty Trust ‡	56,204	591
CBL & Associates Properties Inc *‡(A)	148,040	29
Chatham Lodging Trust *‡	38,107	226
CoreCivic Inc ‡	27,923	312
CorEnergy Infrastructure Trust Inc ‡	3,551	65
DiamondRock Hospitality Co *‡	126,072	640
Diversified Healthcare Trust ‡	61,301	222
Franklin Street Properties Corp ‡	68,347	392
Gaming and Leisure Properties Inc ‡	113,432	3,143

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hersha Hospitality Trust, Cl A *‡	18,065	$65
Howard Hughes Corp/The *‡	36,546	1,846
Industrial Logistics Properties Trust ‡	30,836	541
Invitation Homes Inc ‡	61,325	1,310
Kite Realty Group Trust ‡	54,638	517
Lexington Realty Trust, Cl B ‡	100,976	1,003
Medical Properties Trust Inc ‡	261,242	4,517
Newmark Group Inc, Cl A ‡	173,836	739
Office Properties Income Trust ‡	20,084	547
Outfront Media Inc ‡	29,001	391
Park Hotels & Resorts Inc ‡	31,943	253
Pebblebrook Hotel Trust ‡	21,128	230
Piedmont Office Realty Trust Inc, Cl A ‡	35,931	635
PotlatchDeltic Corp ‡	7,516	236
Retail Properties of America Inc, Cl A ‡	97,273	503
Retail Value Inc ‡	12,569	154
RLJ Lodging Trust ‡	45,744	353
RMR Group Inc/The, Cl A ‡	9,377	253
Sabra Health Care Inc ‡	60,067	656
Service Properties Trust ‡	54,423	294
SITE Centers Corp ‡	62,877	328
Summit Hotel Properties Inc *‡	80,464	340
Sunstone Hotel Investors Inc ‡	36,631	319
Washington Prime Group Inc ‡(A)	66,500	54
Xenia Hotels & Resorts Inc *‡	49,227	507

		22,268

Utilities — 4.4%
Consolidated Water Co Ltd	114,668	1,880
Genie Energy Ltd, Cl B	119,814	860
National Fuel Gas Co	61,935	2,310
Portland General Electric Co	52,807	2,532
Spark Energy Inc, Cl A (A)	250,049	1,568

		9,150

Total Common Stock (Cost $268,428) ($ Thousands)		199,507

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P. 0.760% **†(C)	5,640,952	5,644

Total Affiliated Partnership (Cost $5,640) ($ Thousands)		5,644

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	8,973,582	$8,974

Total Cash Equivalent (Cost $8,974) ($ Thousands)		8,974

Total Investments in Securities — 102.4% (Cost $283,042) ($ Thousands)		$214,125

A list of the open futures contracts held at March 31, 2020 is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
Russell 2000 Index E-MINI	39	Jun-2020	$2,206	$2,238	$32

Percentages are based on Net Assets of $209,144 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $5,518 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $479 ($ Thousands), or 0.2% of the net assets (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $5,644 ($ Thousands).

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

PLC	— Public Limited Company

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	199,507	–	–	199,507
Affiliated Partnership	–	5,644	–	5,644
Cash Equivalent	8,974	–	–	8,974

Total Investments in Securities	208,481	5,644	–	214,125

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Appreciation	32	–	–	32

Total Other Financial Instruments	32	–	–	32

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

					Change in
					Unrealized
	Value		Proceeds from	Realized Gain/	Appreciation/	Value
Security Description	9/30/2019	Purchases at Cost	Sales	(Loss)	(Depreciation)	3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,496	$31,216	$(34,070)	$—	$2	$5,644	5,640,952	$45	$—
SEI Daily Income Trust, Government Fund, Cl F	16,059	19,874	(26,959)	—	—	8,974	8,973,582	90	—

Totals	$24,555	$51,090	$(61,029)	$—	$2	$14,618		$135	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 3.3%
Bandwidth Inc, Cl A*	7,826	$527
Boingo Wireless Inc*	41,064	436
Cargurus Inc, Cl A*	8,118	154
Cinemark Holdings Inc	73,229	746
Cogent Communications Holdings Inc	9,137	749
Eventbrite Inc, Cl A*	43,831	320
EverQuote Inc, Cl A*	32,748	860
Gogo Inc* (A)	12,574	27
Iridium Communications Inc*	38,113	851
Liberty Latin America Ltd, Cl C*	4,026	41
Meet Group Inc/The*	16,694	98
National CineMedia Inc	84,210	274
TechTarget Inc*	24,158	498
Vonage Holdings Corp*	231,560	1,674
Zynga Inc, Cl A*	73,895	506

		7,761

Consumer Discretionary — 7.7%
Asbury Automotive Group Inc*	1,101	61
Bloomin’ Brands Inc*	29,390	210
Brinker International Inc	10,067	121
Buckle Inc/The* (A)	42,770	586
Carter’s Inc	15,338	1,008
Chegg Inc*	1,444	52
Chuy’s Holdings Inc*	28,763	290
Clarus Corp	50,969	499
Cooper-Standard Holdings Inc*	32,563	334
Crocs Inc*	14,421	245
Deckers Outdoor Corp*	9,040	1,211
Eldorado Resorts Inc* (A)	35,773	515
Everi Holdings Inc* (A)	98,396	325
Fox Factory Holding Corp*	22,251	935
Genesco Inc*	12,528	167
Gentex Corp	14,944	331
Grand Canyon Education Inc*	5,570	425
Group 1 Automotive Inc	6,860	304
Haverty Furniture Cos Inc	4,136	49
Helen of Troy Ltd*	3,700	533
Hibbett Sports Inc*	5,401	59
Installed Building Products Inc*	10,206	407
Jack in the Box Inc	19,691	690
JC Penney Co Inc* (A)	61,365	22
Johnson Outdoors Inc, Cl A	1,871	117
LGI Homes Inc*	5,100	230
Malibu Boats Inc, Cl A*	13,277	382
Meritage Homes Corp*	9,507	347
Papa John’s International Inc, Cl A	5,661	302
Perdoceo Education Corp*	40,153	433
Planet Fitness Inc, Cl A*	2,594	126
PlayAGS Inc*	137,605	365
Rent-A-Center Inc/TX	11,539	163

Description	Shares	Market Value ($ Thousands)
RH*	3,849	$387
Rubicon Project Inc/The*	38,452	213
Sally Beauty Holdings Inc*	192,889	1,559
Shutterstock Inc	21,327	686
Skechers U.S.A. Inc, Cl A*	91,148	2,164
Skyline Champion Corp*	3,770	59
Sleep Number Corp*	2,141	41
Sonic Automotive Inc, Cl A	2,455	33
Taylor Morrison Home Corp, Cl A*	30,086	331
Twin River Worldwide Holdings Inc (A)	18,720	244
Universal Electronics Inc*	1,539	59
Wingstop Inc, Cl A	906	72
Wolverine World Wide Inc	11,069	168
Zumiez Inc*	22,615	392

		18,252

Consumer Staples — 1.8%
B&G Foods Inc, Cl A (A)	20,505	371
BJ’s Wholesale Club Holdings Inc* (A)	28,953	738
Boston Beer Co Inc/The, Cl A*	281	103
elf Beauty Inc*	9,498	94
Freshpet Inc*	11,182	714
Hostess Brands Inc, Cl A*	45,410	484
Medifast Inc (A)	1,685	105
National Beverage Corp, Cl A* (A)	10,684	456
Performance Food Group Co*	11,332	280
PriceSmart Inc	6,671	351
Simply Good Foods Co/The*	3,031	58
WD-40 Co	2,445	491

		4,245

Energy — 0.8%
DHT Holdings Inc	71,729	550
Dorian LPG Ltd*	52,908	461
Dril-Quip Inc*	1,809	55
Evolution Petroleum Corp	64,838	169
Helix Energy Solutions Group Inc*	37,192	61
NCS Multistage Holdings Inc* (A)	104,586	67
Renewable Energy Group Inc*	14,897	306
RigNet Inc, Cl A*	79,654	143
W&T Offshore Inc*	46,959	80

		1,892

Financials — 7.4%
American Equity Investment Life Holding Co	15,180	285
Ameris Bancorp	19,898	473
Ares Management Corp, Cl A	13,342	413
Artisan Partners Asset Management Inc, Cl A	7,577	163
Benefytt Technologies Inc, Cl A* (A)	2,945	66
Bridgewater Bancshares Inc*	6,171	60
Business First Bancshares Inc	4,038	54
Cannae Holdings Inc*	18,217	610
Capstar Financial Holdings Inc	4,146	41
Capstead Mortgage Corp‡	69,285	291

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
CBTX Inc	4,016	$71
Central Pacific Financial Corp	4,569	73
Century Bancorp Inc/MA, Cl A	750	47
Coastal Financial Corp/WA*	4,281	45
Cohen & Steers Inc	4,217	192
Columbia Banking System Inc	13,930	373
Curo Group Holdings Corp	5,049	27
Customers Bancorp Inc*	3,221	35
Dynex Capital Inc‡	30,437	318
eHealth Inc*	8,089	1,139
Elevate Credit Inc*	16,365	17
Encore Capital Group Inc*	17,333	405
Enova International Inc*	29,786	432
Essent Group Ltd	2,808	74
Federated Hermes Inc, Cl B	8,007	153
FGL Holdings	7,316	72
First BanCorp/Puerto Rico	16,152	86
First Business Financial Services Inc	6,845	106
First Defiance Financial Corp	15,468	228
First Northwest Bancorp	3,953	43
Flagstar Bancorp Inc	15,631	310
Focus Financial Partners Inc, Cl A*	19,893	458
Goosehead Insurance Inc, Cl A*	9,454	422
Hallmark Financial Services Inc*	2,782	11
Heartland Financial USA Inc	9,680	292
Hilltop Holdings Inc	15,692	237
Home BancShares Inc/AR	48,363	580
HomeStreet Inc	6,375	142
Independent Bank Corp/MI	3,787	49
Investors Bancorp Inc	41,913	335
Kinsale Capital Group Inc	5,221	546
Mercantile Bank Corp	2,697	57
Meta Financial Group Inc	17,710	385
Metropolitan Bank Holding Corp*	1,564	42
MGIC Investment Corp	57,167	363
Mr Cooper Group Inc*	52,433	384
MVB Financial Corp	3,755	48
Opus Bank	4,345	75
Pacific Premier Bancorp Inc	17,658	333
Palomar Holdings Inc, Cl A*	7,471	434
Parke Bancorp Inc	2,901	39
PennantPark Investment Corp	102,844	266
PennyMac Financial Services Inc	33,410	739
Piper Sandler Cos	5,558	281
PRA Group Inc*	10,393	288
Preferred Bank/Los Angeles CA	2,624	89
Primerica Inc	584	52
Prosperity Bancshares Inc	2,920	141
Radian Group Inc	34,245	443
ServisFirst Bancshares Inc	12,928	379
South State Corp	6,570	386
Southern National Bancorp of Virginia Inc	6,043	59

Description	Shares	Market Value ($ Thousands)
Tiptree Inc	9,476	$49
TriState Capital Holdings Inc*	5,946	57
Value Creation* (B) (C) (F)	145,600	54
Victory Capital Holdings Inc, Cl A	22,408	367
Virtus Investment Partners Inc	514	39
Waddell & Reed Financial Inc, Cl A	7,306	83
Walker & Dunlop Inc	9,847	397
Westamerica Bancorporation	8,593	505
Wintrust Financial Corp	17,718	582
WisdomTree Investments Inc	147,916	344

		17,534

Health Care — 28.8%
ACADIA Pharmaceuticals Inc*	3,909	165
Accelerate Diagnostics Inc* (A)	29,916	249
Acceleron Pharma Inc*	6,738	606
Adaptive Biotechnologies Corp*	13,430	373
Addus HomeCare Corp*	9,991	675
Albireo Pharma Inc*	25,642	420
Alector Inc*	3,994	96
Amedisys Inc*	7,864	1,443
AMN Healthcare Services Inc*	19,595	1,133
Anika Therapeutics Inc*	5,058	146
Antares Pharma Inc*	24,558	58
Aprea Therapeutics Inc*	10,794	375
Argenx SE ADR*	4,696	619
Arrowhead Pharmaceuticals Inc*	3,513	101
Arvinas Inc*	19,745	796
Athenex Inc*	47,505	368
AtriCure Inc*	12,819	431
Avid Bioservices Inc*	9,816	50
Axogen Inc*	47,792	497
Axsome Therapeutics Inc*	7,822	460
BioDelivery Sciences International Inc*	14,127	54
BioSpecifics Technologies Corp*	5,048	286
BioTelemetry Inc*	41,767	1,608
Cardiovascular Systems Inc*	56,496	1,989
CareDx Inc*	36,547	798
Castle Biosciences Inc*	35,556	1,060
Catalyst Pharmaceuticals Inc*	13,730	53
Charles River Laboratories International Inc*	3,674	464
Chemed Corp	1,527	662
ChemoCentryx Inc*	12,130	487
Coherus Biosciences Inc*	35,001	568
Collegium Pharmaceutical Inc*	23,282	380
CONMED Corp	5,110	293
Corcept Therapeutics Inc*	9,268	110
CryoLife Inc*	31,657	536
CryoPort Inc*	15,981	273
DBV Technologies SA ADR*	86,725	340
Deciphera Pharmaceuticals Inc*	13,994	576
Dicerna Pharmaceuticals Inc*	30,328	557

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Eidos Therapeutics Inc*	7,406	$363
Emergent BioSolutions*	12,089	700
Endologix Inc * (A)	72,747	50
Ensign Group Inc/The	11,721	441
Epizyme Inc*	26,343	409
Fate Therapeutics Inc*	21,669	481
Frequency Therapeutics Inc * (A)	2,535	45
G1 Therapeutics Inc*	31,325	345
Global Blood Therapeutics Inc*	6,840	349
Halozyme Therapeutics Inc*	37,559	676
Health Catalyst Inc*	11,337	296
HealthEquity Inc*	17,420	881
Heron Therapeutics Inc*	46,893	551
Icad Inc*	37,968	279
Immunomedics Inc * (A)	48,715	657
Innoviva Inc*	39,696	467
Inovalon Holdings Inc, Cl A*	27,379	456
Inspire Medical Systems Inc*	6,412	387
Insulet Corp*	2,473	410
Integer Holdings Corp*	7,392	465
Iovance Biotherapeutics Inc*	20,020	599
iRhythm Technologies Inc*	7,248	590
Ironwood Pharmaceuticals Inc, Cl A*	40,476	408
Karuna Therapeutics Inc*	5,394	388
Karyopharm Therapeutics Inc*	31,593	607
Kiniksa Pharmaceuticals Ltd, Cl A*	33,276	515
Kodiak Sciences Inc*	10,985	524
Krystal Biotech Inc * (A)	7,703	333
Lantheus Holdings Inc*	30,463	389
Lexicon Pharmaceuticals Inc * (A)	24,169	47
LHC Group Inc*	17,221	2,414
Ligand Pharmaceuticals Inc * (A)	12,778	929
Liquidia Technologies Inc*	51,871	244
MannKind Corp * (A)	59,977	62
Masimo Corp*	2,540	450
MEDNAX Inc*	55,002	640
Medpace Holdings Inc*	13,213	970
MeiraGTx Holdings plc*	11,170	150
Merit Medical Systems Inc*	41,398	1,294
Molecular Templates Inc*	28,906	384
Momenta Pharmaceuticals Inc*	17,484	476
MyoKardia Inc*	4,657	218
NanoString Technologies Inc*	16,164	389
NeoGenomics Inc*	100,878	2,785
Nevro Corp*	9,636	963
NextCure Inc*	12,600	467
Novocure Ltd*	835	56
NuVasive Inc*	8,253	418
Omnicell Inc*	29,421	1,929
Orchard Therapeutics plc ADR*	47,761	360
Pacific Biosciences of California Inc * (A)	110,587	338
Pacira BioSciences Inc*	13,567	455

Description	Shares	Market Value ($ Thousands)
Pfenex Inc*	28,019	$247
Phibro Animal Health Corp, Cl A	16,237	392
Pieris Pharmaceuticals Inc*	18,819	43
Precision BioSciences Inc*	29,329	177
Prestige Consumer Healthcare Inc, Cl A*	11,063	406
Principia Biopharma Inc*	9,350	555
Puma Biotechnology Inc*	10,621	90
Quidel Corp*	13,266	1,298
R1 RCM Inc*	199,609	1,814
Reata Pharmaceuticals Inc, Cl A*	1,622	234
Repligen Corp*	14,122	1,363
Revance Therapeutics Inc*	31,028	459
Rigel Pharmaceuticals Inc*	37,463	58
Sangamo Therapeutics Inc*	67,410	429
SeaSpine Holdings Corp*	75,914	620
Select Medical Holdings Corp*	24,261	364
Silk Road Medical Inc*	4,951	156
Simulations Plus Inc	1,828	64
SpringWorks Therapeutics Inc*	16,184	437
Syneos Health Inc, Cl A*	28,843	1,137
Tactile Systems Technology Inc*	11,339	455
Tandem Diabetes Care Inc*	9,172	590
TCR2 Therapeutics Inc*	38,924	301
Teladoc Health Inc*	8,027	1,244
Theravance Biopharma Inc*	19,284	445
Triple-S Management Corp, Cl B*	8,347	118
Vanda Pharmaceuticals Inc*	15,788	164
Veracyte Inc * (A)	90,253	2,194
Vericel Corp * (A)	64,376	590
Viela Bio Inc*	10,498	399
Viking Therapeutics Inc * (A)	109,183	511
Vocera Communications Inc*	35,010	744
Voyager Therapeutics Inc*	7,595	70
Xeris Pharmaceuticals Inc*	41,121	81

		67,903

Industrials — 20.1%
ABM Industries Inc	46,269	1,127
Advanced Drainage Systems Inc	7,541	222
Aerojet Rocketdyne Holdings Inc*	2,568	107
Air Transport Services Group Inc*	23,684	433
Ameresco Inc, Cl A*	20,081	342
Arcosa Inc	34,160	1,358
ASGN Inc*	18,067	638
Atkore International Group Inc*	25,554	538
Atlas Air Worldwide Holdings Inc*	19,107	491
Axon Enterprise Inc*	7,419	525
BMC Stock Holdings Inc*	74,186	1,315
Brady Corp, Cl A	8,409	380
BrightView Holdings Inc*	59,993	664
Brink’s Co/The	20,013	1,042
Builders FirstSource Inc*	27,573	337
Casella Waste Systems Inc, Cl A*	9,828	384

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
CBIZ Inc*	12,802	$268
Cimpress PLC*	11,134	592
Clean Harbors Inc*	28,470	1,462
Comfort Systems USA Inc	11,014	403
Construction Partners Inc, Cl A*	12,255	207
Costamare Inc	23,094	104
CSW Industrials Inc	972	63
Dycom Industries Inc*	9,689	249
EMCOR Group Inc	3,587	220
ESCO Technologies Inc	4,958	376
Exponent Inc	7,404	532
Federal Signal Corp	3,386	92
Forrester Research Inc*	28,465	832
Fortress Transportation & Infrastructure Investors LLC (D)	108,814	892
Forward Air Corp	13,687	693
Foundation Building Materials Inc*	3,793	39
FTI Consulting Inc*	13,754	1,647
GATX Corp	7,563	473
Generac Holdings Inc*	11,036	1,028
Gibraltar Industries Inc*	8,659	372
GMS Inc*	29,624	466
Graham Corp, Cl A	25,399	328
Great Lakes Dredge & Dock Corp*	18,424	153
Griffon Corp	27,676	350
Heartland Express Inc	42,780	794
Heritage-Crystal Clean Inc*	95,629	1,553
Herman Miller Inc	7,212	160
Hudson Technologies Inc * (A)	206,315	142
Huron Consulting Group Inc*	14,208	645
ICF International Inc, Cl A	24,756	1,701
InnerWorkings Inc*	399,166	467
John Bean Technologies Corp, Cl A	16,676	1,239
Kaman Corp, Cl A	9,055	348
Kennametal Inc	27,339	509
Kforce Inc	3,328	85
Kimball International Inc, Cl B	3,900	47
Kirby Corp*	25,278	1,099
Kratos Defense & Security Solutions Inc*	6,869	95
Lawson Products Inc/DE*	1,248	33
MasTec Inc*	44,558	1,458
Matson Inc	29,431	901
McGrath RentCorp	9,972	522
Mercury Systems Inc*	7,529	537
Moog Inc, Cl A	5,090	257
Parsons Corp*	9,886	316
Plug Power Inc * (A)	122,768	435
Ritchie Bros Auctioneers Inc	41,147	1,406
Saia Inc*	12,255	901
SiteOne Landscape Supply Inc*	4,997	368
SP Plus Corp*	29,003	602
Spartan Motors Inc	33,880	437

Description	Shares	Market Value ($ Thousands)
SPX Corp*	16,588	$542
Steelcase Inc, Cl A	13,240	131
Tennant Co	29,391	1,703
Tetra Tech Inc	12,313	870
TriNet Group Inc*	49,121	1,850
TrueBlue Inc*	72,253	922
Universal Forest Products Inc	7,912	294
Virgin Galactic Holdings Inc * (A)	24,398	361
Watts Water Technologies Inc, Cl A	7,047	597
Werner Enterprises Inc	8,556	310
WillScot Corp, Cl A*	107,427	1,088

		47,469

Information Technology — 20.7%
2U Inc*	56,064	1,190
Acacia Communications Inc*	2,123	143
ACM Research Inc, Cl A*	9,502	281
Actua Corp *(B)(C)	105,055	5
Adesto Technologies Corp*	5,307	59
Agilysys Inc*	6,248	104
Alarm.com Holdings Inc*	8,409	327
American Software Inc/GA, Cl A	32,588	463
Amkor Technology Inc*	48,720	380
Appfolio Inc, Cl A*	1,086	121
Asure Software Inc * (A)	73,594	439
Benefitfocus Inc*	91,944	819
Bill.Com Holdings Inc * (A)	7,386	253
Blackline Inc*	18,473	972
Box Inc, Cl A*	94,988	1,334
CACI International Inc, Cl A*	5,381	1,136
Cardtronics PLC*	19,150	401
Cerence Inc*	25,963	400
ChannelAdvisor Corp*	44,548	323
Ciena Corp*	10,185	405
Cirrus Logic Inc*	17,451	1,145
Cloudera Inc*	54,686	430
Cloudflare Inc, Cl A*	23,350	548
Cornerstone OnDemand Inc*	33,114	1,051
CSG Systems International Inc	2,843	119
CTS Corp	19,128	476
Diebold Nixdorf Inc*	9,593	34
Digital Turbine Inc*	15,951	69
Diodes Inc*	5,672	230
Domo Inc, Cl B*	41,456	412
Dynatrace Inc*	13,687	326
Echo Global Logistics Inc*	45,875	784
Enphase Energy Inc*	27,827	899
Entegris Inc	7,111	318
Everbridge Inc*	6,627	705
EVERTEC Inc	11,141	253
Fabrinet*	8,358	456
FireEye Inc*	90,059	953
Five9 Inc*	23,375	1,787

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
FormFactor Inc*	23,604	$474
Ichor Holdings Ltd*	6,211	119
II-VI Inc*	30,283	863
Infinera Corp*	59,430	315
Inphi Corp*	8,425	667
Insight Enterprises Inc*	9,021	380
Itron Inc*	15,413	861
Lattice Semiconductor Corp*	8,960	160
Limelight Networks Inc*	386,320	2,202
LogMeIn Inc*	23,133	1,927
Lumentum Holdings Inc*	11,215	827
ManTech International Corp/VA, Cl A	6,429	467
MAXIMUS Inc	15,625	909
Mimecast Ltd*	12,961	458
MKS Instruments Inc	3,056	249
MobileIron Inc*	13,528	51
Model N Inc*	47,321	1,051
Napco Security Technologies Inc*	2,689	41
NetScout Systems Inc*	22,555	534
Nuance Communications Inc*	29,706	498
OneSpan Inc*	3,754	68
Onto Innovation Inc*	1,917	57
OSI Systems Inc*	5,722	394
Paylocity Holding Corp*	4,423	391
Pegasystems Inc	6,736	480
Perficient Inc*	51,407	1,393
Ping Identity Holding Corp* (A)	10,640	213
Pluralsight Inc, Cl A*	80,007	878
Power Integrations Inc	5,607	495
Proofpoint Inc*	8,289	850
QAD Inc, Cl A	14,665	586
Qualys Inc*	6,075	528
Rambus Inc*	30,353	337
Rosetta Stone Inc*	8,757	123
SolarEdge Technologies Inc*	4,485	367
Sprout Social Inc, Cl A* (A)	21,062	336
SPS Commerce Inc*	6,011	280
SVMK Inc*	32,026	433
Switch Inc, Cl A	107,953	1,558
Sykes Enterprises Inc*	15,487	420
Synaptics Inc*	7,725	447
Tech Data Corp*	3,930	514
TTEC Holdings Inc	10,493	385
Tufin Software Technologies Ltd*	36,117	317
Ultra Clean Holdings Inc*	36,306	501
Unisys Corp*	6,419	79
Upland Software Inc*	13,531	363
Varonis Systems Inc*	6,703	427
Viavi Solutions Inc*	105,087	1,178
Vishay Precision Group Inc*	377	8
Workiva Inc, Cl A*	3,378	109
Zscaler Inc*	7,840	477

Description	Shares	Market Value ($ Thousands)
Zuora Inc, Cl A*	26,582	$214

		48,809

Materials — 1.5%
Boise Cascade Co	19,192	456
Clearwater Paper Corp*	7,631	166
Commercial Metals Co, Cl A	52,017	821
Forterra Inc*	46,891	280
Innospec Inc	1,003	70
Koppers Holdings Inc*	7,729	96
PolyOne Corp	13,899	264
Ranpak Holdings Corp, Cl A*	170,251	1,066
Scotts Miracle-Gro Co/The, Cl A	3,446	353

		3,572

Real Estate — 3.9%
Acadia Realty Trust‡	14,780	183
CorEnergy Infrastructure Trust Inc‡	1,453	27
Cushman & Wakefield PLC*‡	22,406	263
Easterly Government Properties Inc‡	4,231	104
EastGroup Properties Inc‡	4,626	483
Essential Properties Realty Trust Inc‡	22,699	296
First Industrial Realty Trust Inc‡	9,809	326
Four Corners Property Trust Inc‡	24,211	453
Franklin Street Properties Corp‡	18,980	109
Global Medical REIT Inc‡	47,008	476
Global Net Lease Inc‡	7,924	106
Hannon Armstrong Sustainable Infrastructure Capital Inc‡	41,034	838
Innovative Industrial Properties Inc, Cl A‡ (A)	5,891	447
Jernigan Capital Inc‡	31,508	345
Lexington Realty Trust, Cl B‡	29,440	292
Medical Properties Trust Inc‡	72,396	1,252
National Storage Affiliates Trust‡	15,688	464
New Senior Investment Group Inc‡	14,998	38
Newmark Group Inc, Cl A‡	14,750	63
Pennsylvania Real Estate Investment Trust‡ (A)	—	—
QTS Realty Trust Inc, Cl A‡	11,941	693
Redfin Corp*‡	19,582	302
Rexford Industrial Realty Inc‡	22,816	936
Safehold Inc‡	1,669	106
STAG Industrial Inc‡	2,190	49
Terreno Realty Corp‡	8,439	437

		9,088

Utilities — 1.5%
American States Water Co	5,708	467
Atlantic Power Corp*	50,252	107
Avista Corp	11,226	477
Black Hills Corp, Cl A	6,362	407
Chesapeake Utilities Corp	5,815	498
Clearway Energy Inc, Cl C	32,318	608
PNM Resources Inc	9,810	373

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Spire Inc	6,968	$519

		3,456

Total Common Stock (Cost $270,290) ($ Thousands)		229,981

	Number of Warrants
WARRANT — 0.0%
Ranpak Holdings Corp, Expires 06/06/2024 Strike Price $12*	52,636	50

Total Warrant (Cost $68) ($ Thousands)		50

	Shares
AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P.
0.760%**† (E)	11,530,211	11,532

Total Affiliated Partnership (Cost $11,529) ($ Thousands)		11,532

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	5,536,012	5,536

Total Cash Equivalent (Cost $5,536) ($ Thousands)		5,536

Total Investments in Securities — 104.7% (Cost $287,423) ($ Thousands)		$247,099

Percentages are based on a Net Assets of $235,961 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $11,200 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $59 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $892 ($ Thousands), or 0.4% of Net Assets (See Note 2).

(E)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $11,532 ($ Thousands).

(F)	Securities considered restricted. The total market value of such securities as of March 31, 2020 was $54 ($ Thousands) and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

CBT — Chicago Board of Trade

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	229,922	—	59	229,981
Warrant	—	50	—	50
Affiliated Partnership	—	11,532	—	11,532
Cash Equivalent	5,536	—	—	5,536

Total Investments in Securities	235,458	11,582	59	247,099

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$23,698	$49,733	$(61,902)	$—	$3	$11,532	11,530,211	$127	$—
SEI Daily Income Trust, Government Fund, Cl F	11,046	31,443	(36,953)	—	—	5,536	5,536,012	49	—

Totals	$34,744	$81,176	$(98,855)	$—	$3	$17,068		$176	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 2.4%
Boingo Wireless Inc*	45,000	$478
Cable One Inc	1,150	1,891
Cogent Communications Holdings Inc	21,431	1,757
Electronic Arts Inc*	6,830	684
Glu Mobile Inc*	58,200	366
IAC/InterActiveCorp*	21,288	3,815
Interpublic Group of Cos Inc/The	24,754	401
Nexstar Media Group Inc, Cl A	45,662	2,636
Shenandoah Telecommunications Co	16,414	808
Take-Two Interactive Software Inc, Cl A*	5,083	603
TechTarget Inc*	534	11
World Wrestling Entertainment Inc, Cl A (A)	45,211	1,533

		14,983

Consumer Discretionary — 10.4%
1-800-Flowers.com Inc, Cl A*	42,193	558
Acushnet Holdings Corp	19,602	504
Adient PLC*	75,260	683
Advance Auto Parts Inc	10,274	959
American Eagle Outfitters Inc	134,861	1,072
America’s Car-Mart Inc/TX*	9,635	543
Asbury Automotive Group Inc*	16,784	927
Aspen Group Inc/CO*	143,000	1,143
AutoNation Inc*	16,274	457
Bloomin’ Brands Inc*	103,357	738
Bright Horizons Family Solutions Inc*	16,432	1,676
Brinker International Inc	130,101	1,563
Carriage Services Inc	32,304	522
Cato Corp/The, Cl A	30,929	330
Cavco Industries Inc*	4,627	671
Cheesecake Factory Inc/The	57,163	976
Chegg Inc*	10,625	380
Chuy’s Holdings Inc*	15,575	157
Core-Mark Holding Co Inc, Cl A	14,464	413
Crocs Inc*	30,500	518
Dave & Buster’s Entertainment Inc	29,212	382
Deckers Outdoor Corp*	3,400	456
Del Taco Restaurants Inc*	409,191	1,403
Denny’s Corp, Cl A*	136,190	1,046
Dick’s Sporting Goods Inc	64,878	1,379
Dillard’s Inc, Cl A (A)	2,522	93
Domino’s Pizza Inc	2,231	723
Etsy Inc*	24,471	941
Five Below Inc*	7,055	496
Grand Canyon Education Inc*	15,308	1,168
Haverty Furniture Cos Inc	7,701	92
Helen of Troy Ltd*	11,912	1,716
Installed Building Products Inc*	13,569	541
KB Home	50,937	922
LCI Industries	24,809	1,658
Lithia Motors Inc, Cl A	56,842	4,649
LKQ Corp*	36,240	743

Description	Shares	Market Value ($ Thousands)
M/I Homes Inc*	29,876	$494
Modine Manufacturing Co*	726,496	2,361
Murphy USA Inc*	5,255	443
NVR Inc*	25	64
Ollie’s Bargain Outlet Holdings Inc* (A)	12,000	556
Pool Corp	23,829	4,689
PulteGroup Inc	30,506	681
Rent-A-Center Inc/TX	11,441	162
Six Flags Entertainment Corp	186,411	2,338
Skechers U.S.A. Inc, Cl A*	61,219	1,453
Strategic Education Inc	14,806	2,069
Sturm Ruger & Co Inc	9,193	468
Taylor Morrison Home Corp, Cl A*	208,745	2,296
Texas Roadhouse Inc, Cl A	40,882	1,688
TRI Pointe Group Inc*	167,371	1,468
Ulta Beauty Inc*	3,283	577
Universal Technical Institute Inc*	111,223	662
Urban Outfitters Inc*	186,518	2,656
Vail Resorts Inc	10,571	1,561
Wendy’s Co/The	180,995	2,693
Whirlpool Corp	4,700	403
WW International Inc*	41,327	699

		63,679

Consumer Staples — 4.2%
Andersons Inc/The	148,249	2,780
Boston Beer Co Inc/The, Cl A*	3,760	1,382
Bunge Ltd	10,000	410
Casey’s General Stores Inc	4,350	576
Central Garden & Pet Co, Cl A*	15,496	396
Coca-Cola Consolidated Inc	2,500	521
Darling Ingredients Inc*	40,500	776
Flowers Foods Inc	43,486	892
Fresh Del Monte Produce Inc	25,399	701
Freshpet Inc*	17,791	1,136
Hostess Brands Inc, Cl A*	468,657	4,996
Ingles Markets Inc, Cl A	6,621	240
Ingredion Inc	9,898	747
J&J Snack Foods Corp	7,030	851
John B Sanfilippo & Son Inc	5,357	479
Kroger Co/The	15,939	480
Lamb Weston Holdings Inc	24,564	1,403
Lancaster Colony Corp	5,600	810
Landec Corp*	14,939	130
Medifast Inc (A)	14,563	910
Pilgrim’s Pride Corp*	75,983	1,377
Post Holdings Inc*	7,519	624
Seaboard Corp	27	76
Seneca Foods Corp, Cl A*	315	13
Tootsie Roll Industries Inc	26,773	963
US Foods Holding Corp*	46,761	828
USANA Health Sciences Inc*	4,731	273
Village Super Market Inc, Cl A	500	12

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
WD-40 Co	4,000	$804
Weis Markets Inc	13,063	544

		26,130

Energy — 1.2%
Aspen Aerogels Inc*	160,071	983
Cabot Oil & Gas Corp	120,127	2,065
Cimarex Energy Co	27,000	454
Delek US Holdings Inc	97,971	1,544
Marathon Petroleum Corp	23,446	554
Pioneer Natural Resources Co	2,474	174
World Fuel Services Corp	53,139	1,338

		7,112

Financials — 16.1%
Affiliated Managers Group Inc	13,546	801
Alleghany Corp*	1	1
Allstate Corp/The	7,797	715
Amalgamated Bank, Cl A	26,256	284
American Equity Investment Life Holding Co	306,743	5,767
American Financial Group Inc/OH	13,674	958
American National Insurance Co	8,115	669
Ameriprise Financial Inc	4,701	482
AMERISAFE Inc	11,659	752
Arch Capital Group Ltd*	10,008	285
Ares Commercial Real Estate Corp‡	103,382	723
Argo Group International Holdings Ltd	6,242	231
Arrow Financial Corp	404	11
Artisan Partners Asset Management Inc, Cl A	53,084	1,141
Axis Capital Holdings Ltd	13,323	515
Axos Financial Inc*	668	12
BancorpSouth Bank	87,950	1,664
Bank of Marin Bancorp	10,864	326
Bank OZK	124,147	2,073
BankUnited Inc	148,590	2,779
BGC Partners Inc, Cl A	478,475	1,206
Brookline Bancorp Inc, Cl A	148,142	1,671
Canadian Imperial Bank of Commerce	3,321	192
Cannae Holdings Inc*	30,200	1,011
Capital City Bank Group Inc	585	12
Central Pacific Financial Corp	15,480	246
CNB Financial Corp/PA	583	11
CNO Financial Group Inc	450,304	5,579
Cohen & Steers Inc	15,200	691
Columbia Banking System Inc	160,625	4,305
Community Trust Bancorp Inc	20,468	651
Diamond Hill Investment Group Inc*	1	—
Dynex Capital Inc‡	55,778	582
E*TRADE Financial Corp	11,727	403
Eagle Bancorp Inc	29,167	881
Employers Holdings Inc	17,888	725
Essent Group Ltd	68,114	1,794
Everest Re Group Ltd	6,060	1,166

Description	Shares	Market Value ($ Thousands)
FB Financial Corp	25,815	$509
Federal Agricultural Mortgage Corp, Cl C	4,303	239
First American Financial Corp	23,494	996
First Citizens BancShares Inc/NC, Cl A	1,150	383
First Commonwealth Financial Corp	227,178	2,076
First Defiance Financial Corp	7,004	103
First Financial Corp/IN	18,452	622
First Merchants Corp	3,941	104
FNB Corp/PA	240,356	1,771
Great Southern Bancorp Inc	15,094	610
Great Western Bancorp Inc	179,747	3,681
Hanover Insurance Group Inc/The, Cl A	25,705	2,328
Hilltop Holdings Inc	61,765	934
Home Bancorp Inc	494	12
Horace Mann Educators Corp, Cl A	21,962	804
Independent Bank Corp/MI	6,829	88
Invesco Mortgage Capital Inc* ‡	123,769	422
Investors Bancorp Inc	108,694	868
KKR Real Estate Finance Trust Inc‡	56,183	843
MarketAxess Holdings Inc	2,619	871
Merchants Bancorp/IN	17,112	260
Meridian Bancorp Inc	44,705	502
Metropolitan Bank Holding Corp*	14,913	402
Midland States Bancorp Inc	79,266	1,386
MidWestOne Financial Group Inc	66,093	1,384
Morningstar Inc, Cl A	1,600	186
National General Holdings Corp	287,239	4,754
NMI Holdings Inc, Cl A*	37,080	431
Northwest Bancshares Inc	120,347	1,392
OFG Bancorp	153,321	1,714
PacWest Bancorp	248,634	4,456
Park National Corp	23,396	1,816
PCSB Financial Corp	5,055	71
PennyMac Financial Services Inc	24,949	552
Peoples Bancorp Inc/OH	313	7
People’s United Financial Inc	14,149	156
PJT Partners Inc	364	16
Popular Inc	47,861	1,675
QCR Holdings Inc	10,961	297
Regional Management Corp*	4,892	67
Reinsurance Group of America Inc, Cl A	13,096	1,102
RenaissanceRe Holdings Ltd	8,320	1,242
RLI Corp	9,000	791
Safety Insurance Group Inc	8,465	715
Sandy Spring Bancorp Inc	23,023	521
Selective Insurance Group Inc	19,688	979
South State Corp	14,111	829
Spirit of Texas Bancshares Inc*	957	10
Starwood Property Trust Inc‡	240,140	2,461
Stewart Information Services Corp	17,692	472
Stifel Financial Corp	16,750	691
SVB Financial Group, Cl B*	6,773	1,023

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Towne Bank/Portsmouth VA	81,727	$1,478
TPG RE Finance Trust Inc‡	122,656	673
TriCo Bancshares	11,381	339
UMH Properties‡	42,338	460
Umpqua Holdings Corp	167,973	1,831
United Fire Group Inc	356	12
Walker & Dunlop Inc	12,464	502
Washington Federal Inc	32,278	838
Washington Trust Bancorp Inc	1,019	37
Waterstone Financial Inc	37,641	547
Westwood Holdings Group Inc	14,455	266

		98,922

Health Care — 15.1%
ABIOMED Inc*	967	140
ACADIA Pharmaceuticals Inc*	44,500	1,880
Aerie Pharmaceuticals Inc* (A)	21,500	290
Aimmune Therapeutics Inc*	33,020	476
Akebia Therapeutics Inc*	64,943	492
Amedisys Inc*	4,306	790
AmerisourceBergen Corp, Cl A	4,713	417
AngioDynamics Inc*	1,155	12
AtriCure Inc*	14,000	470
Atrion Corp	436	283
BioDelivery Sciences International Inc*	198,929	754
BioMarin Pharmaceutical Inc*	16,888	1,427
Bio-Rad Laboratories Inc, Cl A*	2,351	824
BioSpecifics Technologies Corp*	5,565	315
Catalent Inc*	16,500	857
Centene Corp*	3,806	226
Charles River Laboratories International Inc*	7,525	950
Chemed Corp	6,900	2,989
Coherus Biosciences Inc*	73,723	1,196
Collegium Pharmaceutical Inc*	71,292	1,164
Computer Programs & Systems Inc	33,831	753
CONMED Corp	10,000	573
Cross Country Healthcare Inc*	96,607	651
CryoLife Inc*	680	12
DexCom Inc*	4,379	1,179
Dicerna Pharmaceuticals Inc*	48,292	887
Durect Corp*	404,709	627
Eagle Pharmaceuticals Inc/DE*	4,421	203
Emergent BioSolutions Inc*	49,468	2,862
Encompass Health Corp	19,928	1,276
Ensign Group Inc/The	22,232	836
Fulgent Genetics Inc*	88,473	952
Global Blood Therapeutics Inc*	5,851	299
GW Pharmaceuticals PLC ADR*	3,127	274
Haemonetics Corp*	25,898	2,581
HealthStream Inc*	38,152	914
Heska Corp*	167	9
Hill-Rom Holdings Inc	1	—

Description	Shares	Market Value ($ Thousands)
Humana Inc*	5,500	$1,727
ICON PLC*	11,707	1,592
ICU Medical Inc*	5,669	1,144
IDEXX Laboratories Inc*	6,675	1,617
Immunomedics Inc* (A)	48,245	650
Incyte Corp*	3,300	242
Inovalon Holdings Inc, Cl A*	71,259	1,187
Insmed Inc*	36,249	581
Integer Holdings Corp*	15,849	996
Integra LifeSciences Holdings Corp*	25,000	1,117
Iovance Biotherapeutics Inc*	17,428	522
Jazz Pharmaceuticals PLC*	13,912	1,388
Karyopharm Therapeutics Inc*	35,000	672
LeMaitre Vascular Inc	467	12
LHC Group Inc*	8,754	1,227
Ligand Pharmaceuticals Inc* (A)	91,020	6,619
Luminex Corp	19,615	540
Magellan Health Inc*	56,270	2,707
Masimo Corp*	15,397	2,727
Mettler-Toledo International Inc*	411	284
National HealthCare Corp	17,613	1,263
National Research Corp, Cl A	5,713	260
Natus Medical Inc*	31,209	722
Nektar Therapeutics, Cl A*	30,613	546
NeoGenomics Inc*	23,942	661
Neurocrine Biosciences Inc*	10,038	869
Nevro Corp*	2,387	239
Novocure Ltd*	11,889	801
NuVasive Inc*	25,880	1,311
Omnicell Inc*	181	12
Optinose Inc* (A)	54,376	244
Orthofix Medical Inc*	9,714	272
Pacira BioSciences Inc*	44,489	1,492
Penumbra Inc*	9,786	1,579
PerkinElmer Inc	12,707	957
Perrigo Co PLC	3,029	146
Pfenex Inc*	106,544	940
Phibro Animal Health Corp, Cl A	30,927	748
Premier Inc, Cl A*	73,631	2,409
Prestige Consumer Healthcare Inc, Cl A*	54,814	2,011
Providence Service Corp/The*	4,264	234
Puma Biotechnology Inc* (A)	47,209	398
Quidel Corp*	15,300	1,496
R1 RCM Inc*	120,656	1,097
Reata Pharmaceuticals Inc, Cl A*	4,200	606
Repligen Corp*	11,700	1,130
Revance Therapeutics Inc*	85,420	1,264
Sarepta Therapeutics Inc*	1,971	193
SIGA Technologies Inc*	2,198	11
Syneos Health Inc, Cl A*	123,280	4,860
Teleflex Inc	8,291	2,428
Tenet Healthcare Corp*	51,322	739

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
United Therapeutics Corp*	7,055	$669
West Pharmaceutical Services Inc	11,500	1,751
Zogenix Inc*	15,027	371

		93,120

Industrials — 14.4%
Advanced Disposal Services Inc*	17,348	569
Advanced Drainage Systems Inc	387	11
AECOM*	44,000	1,313
AO Smith Corp	4,400	166
Armstrong World Industries Inc	17,886	1,421
Atlas Air Worldwide Holdings Inc*	83,977	2,156
BMC Stock Holdings Inc*	625	11
Brady Corp, Cl A	15,000	677
Builders FirstSource Inc*	43,059	527
BWX Technologies Inc, Cl W	28,000	1,364
Carlisle Cos Inc	9,043	1,133
Casella Waste Systems Inc, Cl A*	5,000	195
CBIZ Inc*	18,026	377
Cimpress PLC*	18,458	982
Cintas Corp	7,847	1,359
Clean Harbors Inc*	7,022	361
Colfax Corp*	246,216	4,875
CoStar Group Inc*	5,435	3,192
CRA International Inc	11,678	390
CSW Industrials Inc	1,824	118
Curtiss-Wright Corp	15,306	1,414
Ducommun Inc*	12,544	312
EMCOR Group Inc	24,206	1,484
ESCO Technologies Inc	4,000	304
Evoqua Water Technologies Corp*	78,839	884
Exponent Inc	30,000	2,157
Forrester Research Inc*	13,175	385
Franklin Covey Co*	648	10
FTI Consulting Inc*	22,195	2,658
Generac Holdings Inc*	13,400	1,249
Great Lakes Dredge & Dock Corp*	100,393	833
Heritage-Crystal Clean Inc*	4,102	67
Huntington Ingalls Industries Inc, Cl A	6,945	1,265
Huron Consulting Group Inc*	28,425	1,289
IAA Inc*	204,603	6,130
ICF International Inc, Cl A	4,655	320
IDEX Corp	10,820	1,494
JetBlue Airways Corp*	63,886	572
John Bean Technologies Corp, Cl A	1,377	102
Kadant Inc	21,160	1,580
Kaman Corp, Cl A	54,466	2,095
KAR Auction Services Inc	226,271	2,715
Kelly Services Inc, Cl A	4,601	58
Kforce Inc	10,057	257
L3Harris Technologies Inc	8,190	1,475
Macquarie Infrastructure Corp	66,909	1,689
Masonite International Corp*	37,515	1,780

Description	Shares	Market Value ($ Thousands)
Mastech Digital Inc*	61,106	$785
McGrath RentCorp	15,137	793
Mercury Systems Inc*	7,000	499
Meritor Inc*	72,117	956
Middleby Corp/The*	11,013	626
MSA Safety Inc	10,698	1,083
MSC Industrial Direct Co Inc, Cl A	3,679	202
MYR Group Inc*	22,025	577
Old Dominion Freight Line Inc, Cl A	12,758	1,675
Orion Energy Systems Inc*	227,045	840
Orion Group Holdings Inc*	304,367	791
Primoris Services Corp	39,823	633
Quanex Building Products Corp	115,129	1,161
RBC Bearings Inc*	9,071	1,023
Resources Connection Inc	21,841	240
Rexnord Corp	477	11
Rush Enterprises Inc, Cl A	25,948	828
Simpson Manufacturing Co Inc	7,500	465
SP Plus Corp*	38,496	799
Spartan Motors Inc	28,592	369
Standex International Corp	1,204	59
Sterling Construction Co Inc*	1,274	12
Teledyne Technologies Inc*	22,281	6,624
Tetra Tech Inc	27,739	1,959
Toro Co/The	2,800	182
TransDigm Group Inc*	500	160
TriMas Corp*	52,216	1,206
Trinity Industries Inc	191,972	3,085
TrueBlue Inc*	15,095	193
United Rentals Inc*	7,561	778
Universal Forest Products Inc	9,396	349
Watts Water Technologies Inc, Cl A	4,000	339
WESCO International Inc*	8,717	199
Westinghouse Air Brake Technologies Corp	3,600	173
Woodward Inc	8,000	476
XPO Logistics Inc*	50,356	2,455

		88,380

Information Technology — 17.9%
ACI Worldwide Inc*	454,753	10,982
Agilysys Inc*	709	12
American Software Inc/GA, Cl A	30,440	433
Amkor Technology Inc*	75,502	588
ANSYS Inc*	2,600	604
Arista Networks Inc*	2,488	504
Aspen Technology Inc*	25,803	2,453
Belden Inc	1,000	36
Benchmark Electronics Inc	8,909	178
Broadridge Financial Solutions Inc	1,700	161
Cabot Microelectronics Corp	426	49
Cadence Design Systems Inc*	23,679	1,564
CalAmp Corp*	158,934	715
Calix Inc*	41,409	293

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
ChannelAdvisor Corp*	15,695	$114
Cirrus Logic Inc*	8,000	525
Coherent Inc*	1,420	151
CSG Systems International Inc	23,891	1,000
Cypress Semiconductor Corp	92,500	2,157
Dolby Laboratories Inc, Cl A	12,000	651
EchoStar Corp, Cl A*	334	11
Entegris Inc	26,270	1,176
EPAM Systems Inc*	5,383	999
ePlus Inc*	8,062	505
Euronet Worldwide Inc*	10,000	857
EVERTEC Inc	92,448	2,101
Evo Payments Inc, Cl A*	16,000	245
ExlService Holdings Inc*	28,934	1,505
Fair Isaac Corp*	2,500	769
Fidelity National Information Services Inc, Cl B	10,569	1,286
Five9 Inc*	8,000	612
FormFactor Inc*	600	12
Gartner Inc*	1,518	151
Global Payments Inc	5,841	842
Hackett Group Inc/The	19,093	243
I3 Verticals Inc, Cl A*	7,873	150
Ichor Holdings Ltd*	26,259	503
II-VI Inc* (A)	29,614	844
Inphi Corp*	24,989	1,978
Insight Enterprises Inc*	21,641	912
Intellicheck Inc*	107,816	366
Intelligent Systems Corp*	358	12
International Money Express Inc*	1,250	11
Itron Inc*	33,423	1,866
J2 Global Inc*	104,762	7,841
Keysight Technologies Inc*	18,000	1,506
Lattice Semiconductor Corp*	49,008	873
Leidos Holdings Inc	24,667	2,261
Littelfuse Inc	161	22
Lumentum Holdings Inc*	4,818	355
Manhattan Associates Inc*	10,280	512
ManTech International Corp/VA, Cl A	23,383	1,699
MAXIMUS Inc	43,612	2,538
Microchip Technology Inc	7,324	497
MicroStrategy Inc, Cl A*	3,537	418
Model N Inc*	21,638	481
Monolithic Power Systems Inc	6,335	1,061
National Instruments Corp	370	12
NCR Corp*	77,787	1,377
NIC Inc	72,349	1,664
Nuance Communications Inc*	30,000	503
ON Semiconductor Corp*	140,447	1,747
OSI Systems Inc*	184	13
Palo Alto Networks Inc*	4,182	686
PC-Tel Inc	142,165	945

Description	Shares	Market Value ($ Thousands)
Perficient Inc*	12,505	$339
Photronics Inc*	75,817	778
Power Integrations Inc	5,000	442
QAD Inc, Cl A	5,106	204
Qorvo Inc*	10,870	877
Radware Ltd*	15,000	316
Rambus Inc*	69,493	771
RingCentral Inc, Cl A*	2,963	628
Science Applications International Corp	10,962	818
Seachange International Inc*	289,559	1,077
Semtech Corp*	69,982	2,624
Shutterstock Inc	22,614	727
Silicon Motion Technology Corp ADR	148,353	5,438
Smith Micro Software Inc* (A)	165,417	696
SolarWinds Corp*	785	12
SPS Commerce Inc*	20,488	953
Super Micro Computer Inc*	320,000	6,810
Sykes Enterprises Inc*	52,933	1,436
Synopsys Inc*	12,071	1,555
Tech Data Corp*	8,900	1,165
Teradyne Inc	18,928	1,025
Trade Desk Inc/The, Cl A*	17,606	3,398
TTEC Holdings Inc	31,473	1,156
Tyler Technologies Inc*	4,765	1,413
Verint Systems Inc*	34,599	1,488
Wix.com Ltd*	25,947	2,616
WNS Holdings Ltd ADR*	22,983	988
Xperi Corp	85,863	1,194
Zebra Technologies Corp, Cl A*	5,402	993

		110,074

Materials — 6.2%
Albemarle Corp	4,500	254
Ashland Global Holdings Inc	32,652	1,635
Avery Dennison Corp	2,472	252
Axalta Coating Systems Ltd*	110,540	1,909
B2Gold Corp	582,228	1,782
Balchem Corp	11,353	1,121
Boise Cascade Co	23,092	549
Century Aluminum Co*	234,619	849
Commercial Metals Co, Cl A	349,469	5,518
Crown Holdings Inc*	4,800	278
FMC Corp	126,012	10,294
Gold Resource Corp	144,694	398
Hawkins Inc	6,068	216
Hecla Mining Co	245,000	446
Ingevity Corp*	12,718	448
Innospec Inc	21,490	1,493
Materion Corp	12,245	429
Myers Industries Inc	36,926	397
Novagold Resources Inc*	94,000	694
Packaging Corp of America	2,600	226
Royal Gold Inc, Cl A	8,757	768

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Silgan Holdings Inc	272,109	$7,896
Tredegar Corp	10,409	163
Valvoline Inc	7,138	93

		38,108

Real Estate — 7.5%
Agree Realty Corp‡	15,500	959
Alexander’s Inc‡	3,750	1,035
American Assets Trust Inc‡	26,163	654
Armada Hoffler Properties Inc‡	159,808	1,710
Camden Property Trust‡	1	—
CatchMark Timber Trust Inc, Cl A‡	109,640	792
City Office REIT Inc‡	41,455	300
Community Healthcare Trust Inc‡	384	15
CorEnergy Infrastructure Trust Inc‡	5,425	100
Douglas Emmett Inc‡	31,000	946
EastGroup Properties Inc‡	14,800	1,546
EPR Properties, Cl A‡	1,000	24
Equity LifeStyle Properties‡	25,200	1,448
First Industrial Realty Trust Inc‡	18,000	598
Gaming and Leisure Properties Inc‡	171,489	4,752
Getty Realty Corp‡	46,457	1,103
Gladstone Commercial Corp‡	62,536	898
Highwoods Properties Inc‡	10,000	354
Howard Hughes Corp/The*‡	30,552	1,543
Independence Realty Trust Inc‡	113,415	1,014
Investors Real Estate Trust‡	21,514	1,183
Invitation Homes Inc‡	88,917	1,900
Life Storage Inc‡	3,100	293
LTC Properties Inc‡	13,712	424
Medical Properties Trust Inc‡	428,546	7,410
Mid-America Apartment Communities Inc‡	5,599	577
Monmouth Real Estate Investment Corp, Cl A‡	88,945	1,072
National Health Investors Inc‡	265	13
National Storage Affiliates Trust‡	25,000	740
New Senior Investment Group Inc‡	303,467	777
Newmark Group Inc, Cl A‡	383,478	1,630
NexPoint Residential Trust Inc‡	18,000	454
Office Properties Income Trust‡	53,381	1,455
One Liberty Properties Inc‡	470	7
Paramount Group Inc‡	53,000	466
Piedmont Office Realty Trust Inc, Cl A‡	42,188	745
PS Business Parks Inc‡	12,200	1,653
Rexford Industrial Realty Inc‡	27,000	1,107
RPT Realty‡	160,057	965
Sabra Health Care REIT Inc‡	91,013	994
Safehold Inc‡	5,000	316
Saul Centers Inc‡	390	13
Spirit Realty Capital Inc‡	387	10
Sun Communities Inc‡	1,653	206
Terreno Realty Corp‡	15,348	794
Universal Health Realty Income Trust‡	1,794	181

Description	Shares	Market Value ($ Thousands)
Urstadt Biddle Properties Inc, Cl A‡	58,312	$822
Whitestone REIT, Cl B‡	36,533	227

		46,225

Utilities — 3.8%
American States Water Co	21,500	1,757
Atmos Energy Corp	20,484	2,033
Avista Corp	13,200	561
Black Hills Corp, Cl A	18,270	1,170
California Water Service Group, Cl A	10,000	503
Chesapeake Utilities Corp	6,037	517
CMS Energy Corp	10,600	623
Evergy Inc	21,057	1,159
Hawaiian Electric Industries Inc	9,000	387
IDACORP Inc, Cl A	10,909	958
MDU Resources Group Inc	49,882	1,073
Middlesex Water Co	24,284	1,460
NorthWestern Corp	16,618	994
ONE Gas Inc	13,750	1,150
Pinnacle West Capital Corp	15,400	1,167
PNM Resources Inc	25,500	969
Portland General Electric Co	43,378	2,080
Southwest Gas Holdings Inc	10,221	711
Spire Inc	14,200	1,058
TerraForm Power Inc, Cl A	60,012	946
UGI Corp	29,449	785
Unitil Corp	18,994	994
Vistra Energy Corp	710	11
York Water Co/The	9,081	395

		23,461

Total Common Stock (Cost $567,640) ($ Thousands)		610,194

	Number of Rights
RIGHTS — 0.0%
Schulman‡ ‡ (B) (C)	51,428	22

Total Rights (Cost $—) ($ Thousands)		22

	Shares
AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 0.760%* * † (D)	12,696,345	12,706

Total Affiliated Partnership (Cost $12,695) ($ Thousands)		12,706

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	8,952,852	$8,953

Total Cash Equivalent (Cost $8,953) ($ Thousands)		8,953

Total Investments in Securities —102.7% (Cost $589,288) ($ Thousands)		$631,875

Percentages are based on a Net Assets of $615,077 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $12,173 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $22 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $12,706 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	610,194	—	—	610,194
Rights	—	—	22	22
Affiliated Partnership	—	12,706	—	12,706
Cash Equivalent	8,953	—	—	8,953

Total Investments in Securities	619,147	12,706	22	631,875

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$78,149	$61,787	$(127,242)	$—	$12	$12,706	12,696,345	$138	$—
SEI Daily Income Trust, Government Fund, Cl F	18,992	61,185	(71,224)	—	—	8,953	8,952,852	118	—

Totals	$97,141	$122,972	$(198,466)	$—	$12	$21,659		$256	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%

Communication Services — 3.3%
CenturyLink Inc	56,200	$532
Discovery Inc, Cl A*	11,100	216
Discovery Inc, Cl C*	15,800	277
DISH Network Corp, Cl A*	16,705	334
Spotify Technology SA*	400	48
Take-Two Interactive Software Inc, Cl A*	4,200	498
TripAdvisor Inc*	4,100	71
United States Cellular Corp*	3,400	100
ViacomCBS Inc, Cl B	14,906	209

		2,285

Consumer Discretionary — 8.0%
AutoNation Inc*	4,900	138
Best Buy Co Inc	7,900	450
Big Lots Inc	300	4
BorgWarner Inc	5,600	137
Capri Holdings Ltd*	19,000	205
CarMax Inc*	700	38
Carriage Services Inc	4,100	66
Dollar General Corp	5,400	815
DR Horton Inc	10,300	350
Extended Stay America Inc	27,600	202
frontdoor Inc*	4,900	170
Goodyear Tire & Rubber Co/The	5,500	32
Hilton Grand Vacations Inc*	6,000	95
Lennar Corp, Cl A	8,400	321
Lennar Corp, Cl B	2,400	69
LKQ Corp*	20,000	410
Lululemon Athletica Inc*	700	133
M/I Homes Inc*	6,700	111
Norwegian Cruise Line Holdings Ltd*	7,700	84
O’Reilly Automotive Inc*	1,700	512
PVH Corp	5,700	215
Qurate Retail Inc*	36,500	223
Royal Caribbean Cruises Ltd	7,100	228
Sonic Automotive Inc, Cl A	10,800	143
Whirlpool Corp	4,600	395

		5,546

Consumer Staples — 5.9%
Archer-Daniels-Midland Co	19,700	693
Bunge Ltd	11,100	455
Campbell Soup Co	2,700	125
Conagra Brands Inc	19,400	569
Coty Inc, Cl A	18,800	97
JM Smucker Co/The	300	33
Keurig Dr Pepper Inc	19,700	478
Kroger Co/The	22,000	663
Pilgrim’s Pride Corp*	19,500	354

Description	Shares	Market Value ($ Thousands)
Tyson Foods Inc, Cl A	11,300	$654

		4,121

Energy — 1.0%
Kinder Morgan Inc/DE	19,600	273
Matrix Service Co*	3,800	36
Nordic American Tankers Ltd	18,400	83
ONEOK Inc	11,100	242
Valero Energy Corp	1,200	55

		689

Financials — 9.6%
Alleghany Corp*	40	22
Ally Financial Inc	13,900	201
American Equity Investment Life Holding Co	3,100	58
American Financial Group Inc/OH	5,400	378
Ameriprise Financial Inc	6,100	625
Annaly Capital Management Inc‡	50,400	256
Bancorp Inc/The*	9,400	57
Capital One Financial Corp	6,500	328
CIT Group Inc	2,800	48
CNA Financial Corp	9,600	298
Discover Financial Services	3,300	118
Equitable Holdings Inc	3,900	56
Fidelity National Financial Inc	6,300	157
Fifth Third Bancorp	30,500	453
First American Financial Corp	4,500	191
Invesco Ltd	30,900	281
KeyCorp	8,700	90
Lincoln National Corp	3,000	79
Loews Corp	6,700	233
LPL Financial Holdings Inc	3,200	174
Markel Corp*	240	223
Midland States Bancorp Inc	2,900	51
Navient Corp	24,500	186
OneMain Holdings Inc, Cl A	6,600	126
Popular Inc	10,300	360
Raymond James Financial Inc	4,700	297
State Street Corp	9,500	506
Stifel Financial Corp	2,400	99
Synchrony Financial	11,900	192
T Rowe Price Group Inc	5,100	498
Western Asset Mortgage Capital Corp* ‡	1,900	4
Wintrust Financial Corp	1,500	49

		6,694

Health Care — 12.7%
Agilent Technologies Inc	1,700	122
Alexion Pharmaceuticals Inc*	3,800	341
AmerisourceBergen Corp, Cl A	7,100	628
Cardinal Health Inc	4,900	235
Cerner Corp	11,100	699
Charles River Laboratories International Inc*	1,800	227

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
DaVita Inc*	7,400	$563
DENTSPLY SIRONA Inc	12,400	481
Hill-Rom Holdings Inc	700	70
Hologic Inc*	15,200	533
IDEXX Laboratories Inc*	700	170
Incyte Corp*	8,900	652
IQVIA Holdings Inc*	6,400	690
Jazz Pharmaceuticals PLC*	1,000	100
McKesson Corp	5,200	703
Mylan NV*	22,600	337
Neurocrine Biosciences Inc*	700	61
ResMed Inc	500	74
STERIS PLC	3,800	532
Universal Health Services Inc, Cl B	4,600	456
Varian Medical Systems Inc*	1,000	103
West Pharmaceutical Services Inc	1,900	289
Zimmer Biomet Holdings Inc	7,300	738

		8,804

Industrials — 12.1%
Acuity Brands Inc	3,100	266
American Woodmark Corp*	700	32
AMETEK Inc	900	65
Arconic Inc	28,800	462
Atkore International Group Inc*	18,400	388
BMC Stock Holdings Inc*	15,600	277
Cummins Inc	4,900	663
Dover Corp	5,500	462
EMCOR Group Inc	4,100	251
Fortune Brands Home & Security Inc	7,400	320
Gates Industrial Corp PLC*	32,100	237
GMS Inc*	13,300	209
HEICO Corp	2,700	201
HEICO Corp, Cl A	2,000	128
Hubbell Inc, Cl B	3,300	379
Huntington Ingalls Industries Inc, Cl A	3,100	565
Ingersoll Rand Inc*	2,735	68
Johnson Controls International plc	12,400	334
Kansas City Southern	300	38
Kforce Inc	6,100	156
Knoll Inc, Cl B	9,400	97
L3Harris Technologies Inc	300	54
Masco Corp	3,600	124
Oshkosh Corp	8,100	521
PACCAR Inc	11,100	679
Steelcase Inc, Cl A	5,200	51
Timken Co/The	700	23
Trane Technologies PLC	3,100	256
TransUnion	8,500	562
United Airlines Holdings Inc*	9,100	287
Wabash National Corp	6,500	47

Description	Shares	Market Value ($ Thousands)
WESCO International Inc*	7,900	$180

		8,382

Information Technology — 20.4%
Advanced Micro Devices Inc*	600	27
ANSYS Inc*	2,600	604
Booz Allen Hamilton Holding Corp, Cl A	8,500	584
Cadence Design Systems Inc*	11,200	740
CDK Global Inc	4,300	141
CDW Corp/DE	7,000	653
Dell Technologies Inc, Cl C*	9,926	393
EPAM Systems Inc*	3,000	557
F5 Networks Inc, Cl A*	4,600	491
Fiserv Inc, Cl A*	2,900	276
FleetCor Technologies Inc*	3,200	597
Fortinet Inc*	6,900	698
Hewlett Packard Enterprise Co	49,900	485
Itron Inc*	700	39
Jabil Inc	14,600	359
Lam Research Corp	4,000	960
Leidos Holdings Inc	7,400	678
Manhattan Associates Inc*	1,300	65
Maxim Integrated Products Inc	6,700	326
Motorola Solutions Inc	2,100	279
NCR Corp*	800	14
Nuance Communications Inc*	13,000	218
Paycom Software Inc*	2,500	505
Qorvo Inc*	6,200	500
Skyworks Solutions Inc	6,800	608
SS&C Technologies Holdings Inc	13,600	596
SYNNEX Corp*	4,300	314
Synopsys Inc*	5,600	721
Ultra Clean Holdings Inc*	4,200	58
Universal Display Corp	3,600	474
VeriSign Inc*	3,300	594
Western Digital Corp	5,700	237
Xerox Holdings Corp	19,400	367

		14,158

Materials — 5.8%
Cabot Corp	2,600	68
CF Industries Holdings Inc	8,800	239
Corteva Inc	23,900	562
Eagle Materials Inc	1,700	99
Eastman Chemical Co	9,100	424
Freeport-McMoRan Inc, Cl B*	5,600	38
Huntsman Corp	2,300	33
Koppers Holdings Inc*	2,900	36
LyondellBasell Industries NV, Cl A	6,100	303
Martin Marietta Materials Inc, Cl A	2,800	530
Nucor Corp	5,100	184
Steel Dynamics Inc	16,500	372
Vulcan Materials Co	5,900	637

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Westlake Chemical Corp	3,300	$126
Westrock Co	15,300	432

		4,083

Real Estate — 8.8%
Apartment Investment & Management Co, Cl A‡	6,400	225
Apple Hospitality REIT Inc* ‡	37,300	342
AvalonBay Communities Inc‡	900	132
Boston Properties Inc‡	2,000	185
Braemar Hotels & Resorts Inc* ‡	600	1
Brandywine Realty Trust‡	3,900	41
Brixmor Property Group Inc‡	23,300	221
Camden Property Trust‡	5,300	420
CBRE Group Inc, Cl A* ‡	14,400	543
Columbia Property Trust Inc‡	11,500	144
CorePoint Lodging Inc‡	2,600	10
DiamondRock Hospitality Co* ‡	7,900	40
Diversified Healthcare Trust‡	5,100	19
Douglas Emmett Inc‡	1,500	46
EPR Properties, Cl A‡	6,700	162
Equity Residential‡	1,600	99
Franklin Street Properties Corp‡	8,200	47
Gaming and Leisure Properties Inc‡	15,200	421
GEO Group Inc/The‡	31,750	386
Host Hotels & Resorts Inc‡	38,000	420
Invitation Homes Inc‡	8,200	175
Jones Lang LaSalle Inc	2,400	242
Newmark Group Inc, Cl A‡	17,951	76
Omega Healthcare Investors Inc‡	1,400	37
Paramount Group Inc‡	19,900	175
Retail Properties of America Inc, Cl A‡	18,400	95
Ryman Hospitality Properties Inc‡	5,300	190
SBA Communications Corp, Cl A‡	1,600	432
Service Properties Trust‡	3,100	17
UDR Inc‡	6,900	252
Ventas Inc‡	19,400	520

		6,115

Utilities — 8.6%
AES Corp/VA	24,300	330
Avangrid Inc	6,100	267
CenterPoint Energy Inc	4,900	76
Consolidated Edison Inc	8,700	679
DTE Energy Co	5,000	475
FirstEnergy Corp	18,200	729
MDU Resources Group Inc	7,700	166
NRG Energy Inc	20,800	567
PPL Corp	9,400	232
Public Service Enterprise Group Inc	16,400	736
Sempra Energy	7,200	814
UGI Corp	15,400	411

Description	Shares	Market Value ($ Thousands)
Vistra Energy Corp	30,100	$480

		5,962

Total Common Stock (Cost $86,006) ($ Thousands)		66,839

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	2,259,948	2,260

Total Cash Equivalent (Cost $2,260) ($ Thousands)		2,260

Total Investments in Securities — 99.5% (Cost $88,266) ($ Thousands)		$69,099

Percentages are based on Net Assets of $69,467 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

As of March 31, 2020, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,143	$15,560	$(16,443)	$—	$—	$2,260	2,259,948	$18	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 9.1%
Activision Blizzard Inc	40,527	$2,411
Anterix Inc*	5,149	235
AT&T Inc	704,200	20,527
BCE Inc	82,400	3,342
Cable One Inc	6,804	11,186
China Mobile ADR	75,300	2,837
Cinemark Holdings Inc	183,688	1,872
Comcast Corp, Cl A	469,600	16,145
Discovery Inc, Cl C*	310,355	5,444
Emerald Holding Inc*	42,359	110
EverQuote Inc, Cl A*	9,500	249
Fluent Inc*	20,952	24
Hemisphere Media Group Inc, Cl A*	1,396	12
IAC/InterActiveCorp*	5,869	1,052
John Wiley & Sons Inc, Cl A	30,897	1,158
Madison Square Garden Co/The*	11,263	2,381
National CineMedia Inc	18,882	62
New York Times Co/The, Cl A	76,960	2,363
NTT DOCOMO Inc ADR	184,500	5,736
Omnicom Group Inc	121,800	6,687
Ooma Inc*	2,014	24
SK Telecom Co Ltd ADR	191,000	3,108
TELUS	403,400	6,306
Verizon Communications	736,649	39,580

		132,851

Consumer Discretionary — 10.4%
1-800-Flowers.com Inc, Cl A*	5,638	75
Aaron’s Inc	12,708	290
Amazon.com Inc, Cl A*	3,040	5,927
AutoZone Inc*	19,300	16,328
Bright Horizons Family Solutions Inc*	50,984	5,200
Callaway Golf Co	10,248	105
Canadian Tire Corp Ltd, Cl A	45,600	2,721
Cavco Industries Inc*	518	75
Cheesecake Factory (A)	10,140	173
Cracker Barrel Old Country Store Inc	33,419	2,781
Del Taco Restaurants Inc*	22,060	76
Dollar Tree Inc*	79,403	5,834
Domino’s Pizza Inc	24,424	7,915
DR Horton Inc	79,300	2,696
eBay Inc	183,500	5,516
Everi Holdings Inc*	22,025	73
Ford Motor Co*	1,173,300	5,667
frontdoor Inc*	111,325	3,872
Garmin Ltd	41,014	3,075
Graham Holdings Co, Cl B	2,923	997
Grand Canyon Education Inc*	86,014	6,562
J Alexander’s Holdings Inc*	12,585	48
Kohl’s Corp	89,800	1,310
Lululemon Athletica Inc*	26,082	4,944
NIKE Inc, Cl B	51,100	4,228

Description	Shares	Market Value ($ Thousands)
NVR Inc*	206	$529
Ollie’s Bargain Outlet Holdings Inc* (A)	70,442	3,264
O’Reilly Automotive Inc*	10,094	3,039
Ross Stores Inc	65,404	5,688
Ruth’s Hospitality Group Inc*	11,860	79
Skyline Champion Corp*	35,333	554
Target Corp, Cl A	320,200	29,769
Texas Roadhouse Inc, Cl A	4,562	188
TJX Cos Inc/The	104,842	5,013
Toyota Motor Corp ADR	57,700	6,921
Ulta Beauty Inc*	20,623	3,623
Vera Bradley Inc*	17,202	71
VF Corp	110,085	5,953
Wingstop Inc, Cl A	8,762	698

		151,877

Consumer Staples — 16.5%
Altria Group Inc	445,708	17,236
Boston Beer Co Inc/The, Cl A*	2,008	738
Calavo Growers Inc	7,678	443
Campbell Soup Co	88,413	4,081
Casey’s General Stores Inc	46,914	6,216
Church & Dwight Co Inc	105,224	6,753
Clorox Co/The	30,421	5,270
Coca-Cola Co/The	184,703	8,173
Flowers Foods Inc	388,391	7,970
Freshpet Inc*	10,855	693
General Mills Inc	221,239	11,675
Hershey Co/The	70,280	9,312
Hormel Foods Corp	131,463	6,131
Hostess Brands Inc, Cl A*	58,919	628
Ingredion Inc	55,800	4,213
J&J Snack Foods Corp	2,177	263
JM Smucker Co/The	229,387	25,462
Kellogg Co	70,100	4,205
Keurig Dr Pepper Inc	345,341	8,381
Kimberly-Clark Corp	61,500	7,864
Kraft Heinz Co/The	219,400	5,428
Kroger Co/The	524,000	15,783
Lamb Weston Holdings Inc	104,177	5,948
Lancaster Colony Corp	3,880	561
McCormick & Co Inc/MD	58,846	8,310
MGP Ingredients Inc	9,991	269
Monster Beverage Corp*	67,752	3,812
PepsiCo Inc	75,276	9,041
Performance Food Group*	20,174	499
Simply Good Foods Co/The*	3,784	73
Sprouts Farmers Market Inc*	122,271	2,273
Sysco Corp, Cl A	113,800	5,193
Tootsie Roll Industries Inc	10,584	381
Tyson Foods Inc, Cl A	257,700	14,913
Universal Corp/VA	5,029	222
Walgreens Boots Alliance Inc	205,400	9,397

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Walmart Inc	187,800	$21,338
WD-40 Co	1,967	395

		239,543

Energy — 1.0%
Cactus Inc, Cl A	15,042	174
ConocoPhillips	103,600	3,191
Dorian LPG Ltd*	34,077	297
Evolution Petroleum Corp	5,652	15
NACCO Industries Inc, Cl A	1,321	37
Par Pacific Holdings Inc*	16,918	120
Phillips 66	122,600	6,577
Valero Energy Corp	96,200	4,364

		14,775

Financials — 13.7%
Aflac Inc	402,300	13,775
Allstate Corp/The	253,100	23,217
American Financial Group Inc/OH	157,999	11,073
American National Insurance Co	8,132	670
Annaly Capital Management Inc‡	1,479,500	7,501
Apollo Commercial Real Estate Finance Inc‡	61,135	454
Arch Capital Group Ltd*	72,700	2,069
Ares Commercial Real Estate Corp‡	1,380	10
ARMOUR Residential Inc‡	19,839	175
Assured Guaranty Ltd	131,800	3,399
Athene Holding Ltd, Cl A*	23,823	591
B. Riley Financial Inc	7,659	141
Bank of New York Mellon Corp/The	170,024	5,726
Bank of NT Butterfield & Son Ltd/The	31,374	534
Baycom Corp*	1,814	22
BCB Bancorp Inc	6,695	71
Berkshire Hathaway Inc, Cl B*	112,100	20,495
Blackstone Mortgage Trust Inc, Cl A‡	34,234	637
Cannae Holdings Inc*	15,515	520
Capitol Federal Financial Inc	35,726	415
Cboe Global Markets Inc	91,527	8,169
Chimera Investment Corp‡	349,000	3,176
CME Group Inc	43,235	7,476
CNA Financial Corp	79,700	2,474
Commerce Bancshares Inc/MO	37,197	1,873
Community Bankers Trust Corp	17,908	87
Crawford & Co, Cl A	3,960	29
Employers Holdings Inc	2,258	91
Enstar Group Ltd*	1,710	272
Esquire Financial Holdings Inc*	3,347	50
Evans Bancorp Inc	1,745	42
Exantas Capital Corp* ‡	36,477	101
FBL Financial Group Inc, Cl A	3,491	163
Fifth Third Bancorp	158,300	2,351
First American Financial Corp	76,300	3,236
Focus Financial Partners Inc, Cl A*	11,689	269
Genworth MI Canada Inc	71,000	1,560

Description	Shares	Market Value ($ Thousands)
Granite Point Mortgage Trust Inc* ‡	38,862	$197
HarborOne Bancorp Inc*	49,735	374
Hartford Financial Services Group Inc/The	69,100	2,435
HomeTrust Bancshares Inc	9,089	145
Horace Mann Educators Corp, Cl A	27,028	989
Houlihan Lokey Inc, Cl A	4,913	256
Independent Bank Corp/MI	1,552	20
Intercontinental Exchange Inc	91,943	7,424
Invesco Mortgage Capital Inc* ‡	338,200	1,153
Investar Holding Corp	965	12
Janus Henderson Group PLC	29,269	448
JPMorgan Chase & Co	48,400	4,358
Kinsale Capital Group Inc	9,481	991
KKR Real Estate Finance Trust Inc‡	7,106	107
Loblaw Cos Ltd	110,700	5,643
MarketAxess Holdings Inc	18,029	5,996
Mercury General Corp	10,989	447
Metrocity Bankshares Inc	1,662	19
MFA Financial Inc* ‡	1,836,594	2,847
Morningstar Inc, Cl A	14,841	1,725
National Bank of Canada	145,500	5,560
National General Holdings Corp	59,538	985
Nicolet Bankshares Inc*	6,867	375
NMI Holdings Inc, Cl A*	27,102	315
Northeast Bank	18,886	220
Orrstown Financial Services Inc	6,033	83
Parke Bancorp Inc	2,075	28
PCSB Financial Corp	22,792	319
Peoples Bancorp of North Carolina	481	10
PNC Financial Services Group Inc/The	34,500	3,302
Premier Financial Bancorp Inc	1,295	16
Progressive Corp/The	64,647	4,774
Protective Insurance Corp	1,773	24
Reinsurance Group of America Inc, Cl A	23,900	2,011
RenaissanceRe Holdings Ltd	19,904	2,972
Riverview Bancorp Inc	4,125	21
Safety Insurance Group Inc	6,082	513
SmartFinancial Inc	481	7
Southern National Bancorp of Virginia Inc	8,705	86
Starwood Property Trust Inc‡	218,800	2,243
Stewart Information Services Corp	14,572	389
TFS Financial Corp	27,471	419
Third Point Reinsurance Ltd*	49,740	369
Timberland Bancorp Inc/WA	11,117	203
TPG RE Finance Trust Inc‡	72,808	400
United Security Bancshares/Fresno CA	938	6
Unity Bancorp	2,310	27
US Bancorp	172,500	5,943
Virtu Financial Inc, Cl A	194,285	4,045

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Wells Fargo & Co	175,300	$5,030

		199,195

Health Care — 11.6%
AbbVie Inc	100,800	7,680
Amgen Inc, Cl A	42,500	8,616
Amphastar Pharmaceuticals Inc*	3,778	56
Arvinas Inc*	827	33
Bio-Rad Laboratories Inc, Cl A*	15,224	5,337
Bristol-Myers Squibb Co	255,631	14,249
Chemed Corp	3,753	1,626
CONMED Corp	11,326	649
Cross Country Healthcare Inc*	7,116	48
Cutera Inc*	6,317	83
CVS Health Corp	153,830	9,127
Ensign Group Inc/The	6,773	255
Enzo Biochem Inc*	33,995	86
Gilead Sciences Inc	104,900	7,842
Haemonetics Corp*	8,613	858
HCA Healthcare Inc	94,000	8,446
Johnson & Johnson	252,310	33,085
Joint Corp/The*	24,999	271
Laboratory Corp of America Holdings*	13,734	1,736
LeMaitre Vascular Inc	17,390	433
Luminex Corp	15,150	417
Merck & Co Inc	394,800	30,376
Nevro Corp*	338	34
Pfizer Inc	568,700	18,562
Phibro Animal Health Corp, Cl A	29,851	721
Premier Inc, Cl A*	105,552	3,454
Recro Pharma Inc*	39,792	325
Sanofi ADR	61,600	2,693
SeaSpine Holdings Corp*	29,219	239
Universal Health Services Inc, Cl B	50,500	5,004
Vanda Pharmaceuticals Inc*	13,354	138
West Pharmaceutical Services Inc	44,144	6,721

		169,200

Industrials — 8.3%
Allison Transmission Holdings Inc	215,300	7,021
BWX Technologies Inc, Cl W	19,372	944
Carlisle Cos Inc	60,327	7,558
Casella Waste Systems Inc, Cl A*	12,307	481
CoStar Group Inc*	4,134	2,427
Cummins Inc	31,600	4,276
Curtiss-Wright Corp	49,205	4,547
Eaton Corp PLC	58,300	4,529
Forrester Research Inc*	5,899	172
Fortive Corp	57,501	3,173
Huntington Ingalls Industries Inc, Cl A	37,800	6,887
Lawson Products Inc/DE*	1,300	35
Lindsay Corp	6,580	603
Lockheed Martin Corp	25,229	8,551

Description	Shares	Market Value ($ Thousands)
Northrop Grumman Corp	16,318	$4,937
Omega Flex Inc	740	62
Raytheon Co	71,720	9,406
Republic Services Inc	217,731	16,343
SiteOne Landscape Supply Inc*	3,555	262
SkyWest Inc	702	18
Snap-on Inc	44,000	4,788
SP Plus Corp*	1,208	25
Spartan Motors Inc	34,231	442
Toro Co/The	83,447	5,432
TransUnion	39,281	2,600
United Technologies Corp	66,500	6,273
Waste Management Inc	168,817	15,626
Watsco Inc	23,892	3,776

		121,194

Information Technology — 12.9%
Agilysys Inc*	29,665	495
Amdocs Ltd	491,964	27,043
Apple Inc	40,600	10,324
Avnet Inc	87,000	2,184
Blackline Inc*	10,083	531
CACI International Inc, Cl A*	27,200	5,743
Canon Inc ADR	130,800	2,831
CDK Global Inc	190,772	6,267
ChannelAdvisor Corp*	4,901	36
Cisco Systems Inc	537,800	21,141
CSG Systems International Inc	12,907	540
Digital Turbine Inc*	113,308	488
ExlService Holdings Inc*	9,445	491
F5 Networks Inc, Cl A*	41,500	4,425
FLIR Systems Inc	4,711	150
Genpact Ltd	62,124	1,814
Hackett Group Inc/The	7,836	100
Intel Corp	440,000	23,813
International Business Machines Corp	118,100	13,101
Jack Henry & Associates Inc	8,332	1,294
ManTech International Corp/VA, Cl A	5,000	363
Motorola Solutions Inc	64,462	8,568
MTS Systems Corp, Cl A	6,845	154
National Instruments Corp	141,724	4,688
NortonLifeLock Inc	182,373	3,412
Oracle Corp, Cl B	536,100	25,910
Paychex Inc	55,506	3,493
Perspecta Inc	5,323	97
PRGX Global Inc*	8,673	24
Progress Software Corp	16,809	538
QAD Inc, Cl A	6,751	270
SPS Commerce Inc*	6,416	298
SYNNEX Corp*	15	1
Tyler Technologies Inc*	5,413	1,605
Verra Mobility Corp, Cl A*	44,153	315
ViaSat Inc*	46,398	1,667

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Western Union Co/The	715,900	$12,979

		187,193

Materials — 2.9%
AptarGroup Inc	77,837	7,748
Ardagh Group SA, Cl A	13,470	160
Ball Corp	74,301	4,804
Hawkins Inc	3,939	140
Linde PLC	47,701	8,252
Materion Corp	6,816	239
Royal Gold Inc, Cl A	76,653	6,723
Sealed Air Corp	165,200	4,082
Silgan Holdings Inc	165,800	4,812
Sonoco Products Co	88,730	4,113
Valvoline Inc	99,159	1,298

		42,371

Real Estate — 3.4%
Apple Hospitality Inc* ‡	282,600	2,591
Brandywine Realty Trust‡	343,400	3,612
Brixmor Property Group Inc‡	246,300	2,340
BRT Apartments Corp‡	1,196	12
Equity Commonwealth* ‡	165,303	5,242
Gaming and Leisure Properties Inc‡	278,452	7,716
Global Medical Inc‡	8,999	91
Hannon Armstrong Sustainable Infrastructure Capital Inc‡	4,737	97
Iron Mountain Inc‡	146,700	3,491
National Health Investors Inc‡	46,727	2,314
Omega Healthcare Investors Inc‡	144,000	3,822
Physicians Realty Trust‡	19,437	271
Piedmont Office Realty Trust, Cl A‡	277,633	4,903
PS Business Parks Inc‡	1,798	244
Retail Properties of America Inc, Cl A‡	413,000	2,135
Retail Value Inc‡	6,117	75
Rexford Industrial Realty Inc‡	20,551	843
Safehold Inc‡	12,822	811
Terreno Realty Corp‡	20,898	1,081
Universal Health Realty Income Trust‡	313	31
VEREIT Inc‡	907,500	4,438
VICI Properties Inc‡	218,311	3,634

		49,794

Utilities — 6.8%
Alliant Energy Corp	23,058	1,114
American Electric Power Co Inc	116,308	9,302
American States Water Co	1,878	154
Artesian Resources Corp, Cl A	797	30
Atlantic Power Corp*	124,958	267
Avangrid Inc	7,724	338
Avista Corp	17,364	738
Cadiz Inc*	2,293	27
Chesapeake Utilities Corp	6,073	521
CMS Energy Corp	72,433	4,255

Description	Shares	Market Value ($ Thousands)
Consolidated Edison Inc	20,423	$1,593
DTE Energy Co	89,500	8,500
Edison International	89,800	4,920
Entergy Corp	176,000	16,539
Exelon Corp	520,300	19,152
FirstEnergy Corp	203,000	8,134
Hawaiian Electric Industries Inc	132,783	5,716
MGE Energy Inc	5,440	356
NextEra Energy Inc	33,568	8,077
NorthWestern Corp	15,364	919
ONE Gas Inc	570	48
Pinnacle West Capital Corp	63,196	4,790
PNM Resources Inc	7,809	297
Portland General Electric Co	6,119	293
Pure Cycle Corp*	6,133	68
Spire	7,514	560
Unitil Corp	15,503	811
Xcel Energy Inc	13,638	822

		98,341

Total Common Stock (Cost $1,484,266) ($ Thousands)		1,406,334

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.760%* * † (B)	258,146	258

Total Affiliated Partnership (Cost $258) ($ Thousands)		258

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	40,869,693	40,870

Total Cash Equivalent (Cost $40,870) ($ Thousands)		40,870

Total Investments in Securities — 99.4% (Cost $1,525,394) ($ Thousands)		$1,447,462

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	219	Jun-2020	$26,704	$28,138	$1,434

Percentages are based on a Net Assets of $1,455,616 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020, was $252 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $258 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,406,334	—	—	1,406,334
Affiliated Partnership	—	258	—	258
Cash Equivalent	40,870	—	—	40,870

Total Investments in Securities	1,447,204	258	—	1,447,462

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,434	—	—	1,434

Total Other Financial Instruments	1,434	—	—	1,434

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$276	$(18)	$—	$—	$258	258,146	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	44,041	317,144	(320,315)	—	—	40,870	40,869,693	310	—

Totals	$44,041	$317,420	$(320,333)	$—	$—	$41,128		$310	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Australia — 2.6%
Aurizon Holdings Ltd	718,932	$1,861
Boral Ltd	723,360	899
Cochlear Ltd	19,438	2,216
Coles Group Ltd	442,970	4,094
Computershare Ltd	308,586	1,828
Dacian Gold Ltd*	34,383	29
Evolution Mining Ltd	94,583	221
Harvey Norman Holdings Ltd	513,616	922
Newcrest Mining Ltd	468,357	6,583
Regis Resources Ltd	372,623	832
Rio Tinto Ltd	69,107	3,529
Tabcorp Holdings Ltd	591,215	912
Telstra Corp Ltd, Cl B	812,514	1,520
Treasury Wine Estates Ltd	113,528	694
Woolworths Group Ltd	24,171	519

		26,659

Austria — 0.4%
Agrana Beteiligungs AG	9,646	172
Erste Group Bank AG	35,620	660
EVN AG	12,019	176
Oberbank AG	594	54
Telekom Austria AG, Cl A	44,848	312
Verbund AG‡	68,698	2,483

		3,857

Belgium — 0.7%
Ageas	100,265	4,127
Colruyt SA	45,802	2,473
KBC Group NV	6,832	311
Proximus SADP	27,596	630

		7,541

Bermuda — 0.9%
Arch Capital Group Ltd*	66,836	1,902
Everest Re Group Ltd	11,284	2,171
RenaissanceRe Holdings Ltd	30,341	4,531

		8,604

Canada — 7.0%
Algonquin Power & Utilities Corp	62,800	836
Argonaut Gold Inc*	94,800	72
Atco Ltd/Canada, Cl I	103,335	2,829
B2Gold Corp	355,577	1,064
Bank of Montreal	109,817	5,483
Barrick Gold Corp	98,500	1,789
BCE Inc	209,450	8,554
Canadian Tire Corp Ltd, Cl A	6,600	394
Canadian Utilities Ltd, Cl A	172,273	4,072
Centerra Gold Inc*	370,402	2,178
CGI Inc, Cl A*	23,100	1,236
Constellation Software Inc/Canada	3,700	3,325
Dundee Precious Metals Inc	142,700	445

Description	Shares	Market Value ($ Thousands)
Emera Inc	63,300	$2,468
Empire Co Ltd, Cl A	38,100	737
Fairfax Financial Holdings Ltd	11,200	3,395
Franco-Nevada Corp	12,700	1,255
George Weston Ltd	17,621	1,246
Gran Colombia Gold Corp*	17,200	49
Guyana Goldfields Inc*	103,600	20
H&R Real Estate Investment Trust‡	113,400	712
Hydro One Ltd	115,100	2,049
Intact Financial Corp	2,100	179
Kinross Gold Corp*	547,600	2,174
Kirkland Lake Gold Ltd	33,154	965
Loblaw Cos Ltd	87,500	4,460
Metro Inc/CN, Cl A	35,600	1,423
National Bank of Canada	108,200	4,135
OceanaGold Corp*	461,397	438
Osisko Gold Royalties Ltd	187,440	1,383
Parkland Fuel Corp	7,800	136
Quebecor Inc, Cl B	33,700	736
RioCan Real Estate Investment Trust‡	120,900	1,370
Rogers Communications Inc, Cl B	72,200	2,980
Roxgold Inc*	97,300	56
Royal Bank of Canada	35,700	2,186
SEMAFO Inc*	316,909	608
SmartCentres Real Estate Investment Trust‡	30,900	409
SSR Mining Inc*	104,537	1,179
Teranga Gold Corp*	84,990	412
Torex Gold Resources Inc*	102,274	979
Wesdome Gold Mines Ltd*	5,386	28
Yamana Gold Inc	70,565	194

		70,638

Denmark — 0.7%
Carlsberg A/S, Cl B	66,759	7,514

Finland — 0.5%
Elisa Oyj	12,749	788
Kesko Oyj, Cl B	2,661	151
Orion Oyj, Cl B*	88,214	3,582
Sampo Oyj, Cl A	4,918	143

		4,664

France — 1.1%
Engie SA	143,399	1,472
Eutelsat Communications SA	135,278	1,409
SCOR SE	14,804	325
SEB	5,043	628
Veolia Environnement SA	352,556	7,491

		11,325

Germany — 1.3%
adidas AG	301	67
Deutsche Telekom AG*	560,206	7,197
Hannover Rueck SE	4,742	679

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
McKesson Europe AG	874	$24
METRO AG	225,337	1,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,231	3,445
MVV Energie AG	2,427	69

		13,405

Guernsey — 0.6%
Amdocs Ltd	108,249	5,950

Hong Kong — 3.0%
ASM Pacific Technology Ltd	4,100	38
CK Hutchison Holdings Ltd	79,000	530
CK Infrastructure Holdings Ltd	545,500	3,012
CLP Holdings Ltd, Cl B	1,232,656	11,311
Hang Seng Bank Ltd	46,900	800
HK Electric Investments & HK Electric Investments Ltd	1,565,000	1,503
HKT Trust & HKT Ltd	3,977,000	5,396
Langham Hospitality Investments and Langham Hospitality Investments Ltd‡	425,500	76
Miramar Hotel & Investment	49,000	79
MTR Corp Ltd	459,500	2,368
PCCW Ltd	1,634,000	898
Power Assets Holdings Ltd	247,000	1,468
Regal Hotels International Holdings Ltd	310,000	124
Techtronic Industries Co Ltd	199,000	1,281
Vitasoy International Holdings Ltd	258,000	781
Yue Yuen Industrial Holdings Ltd	593,500	908

		30,573

Ireland — 0.1%
Jazz Pharmaceuticals PLC*	3,612	360
Kerry Group PLC, Cl A	3,422	395

		755

Israel — 2.1%
Bank Hapoalim BM	721,199	4,343
Bank Leumi Le-Israel BM	1,671,811	9,249
Bayside Land‡	103	61
Check Point Software Technologies Ltd*	20,050	2,016
Elbit Systems Ltd	12,489	1,610
FIBI Holdings Ltd	1,678	47
Isracard	5	—
Israel Discount Bank Ltd, Cl A	1,212,988	3,596
Isras Investment Co Ltd‡	193	35
Mediterranean Towers Ltd*	19,905	37
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	624	35

		21,029

Italy — 1.4%
A2A SpA	879,574	1,089
Assicurazioni Generali SpA	382,365	5,191
Enel SpA	293,765	2,040

Description	Shares	Market Value ($ Thousands)
Hera SpA	700,276	$2,525
Intesa Sanpaolo SpA	1,197,394	1,964
Iren SpA	535,412	1,322
Orsero SpA	4,900	27

		14,158

Japan — 11.5%
ABC-Mart Inc, Cl H	36,200	1,813
Aeon Hokkaido Corp	41,700	284
Ahjikan Co Ltd	2,176	13
Alpen Co Ltd	3,369	50
Aozora Bank Ltd	43,200	817
Araya Industrial Co Ltd	2,600	25
Atsugi Co Ltd	11,750	68
Can Do Co Ltd	4,000	62
C’BON COSMETICS Co Ltd	1,100	21
Chubu Electric Power Co Inc	12,800	181
Chugoku Electric Power Co Inc/The	119,192	1,664
Create Medic Co Ltd	6,200	64
DCM Holdings Co Ltd	44,000	405
DyDo Group Holdings Inc	26,390	888
FALCO HOLDINGS Co Ltd	2,200	36
Fast Retailing Co Ltd	5,700	2,324
Frontier Real Estate Investment Corp‡	166	467
Fujitsu Ltd	9,600	868
Fujiya Co Ltd	19,300	367
Fukuoka REIT Corp‡	101	104
G-7 Holdings Inc, Cl 7	3,034	65
Hitachi Ltd	569	16
Hokkaido Gas Co Ltd	5,200	74
Itochu-Shokuhin Co Ltd	2,003	81
Japan Excellent Inc‡	211	242
Japan Oil Transportation Co Ltd	2,100	52
Japan Post Bank Co Ltd	122,300	1,125
Japan Post Holdings Co Ltd	924,500	7,210
Japan Tobacco Inc	160,200	2,955
Kakaku.com Inc	17,300	317
Kaken Pharmaceutical Co Ltd	800	37
Kakiyasu Honten Co Ltd	6,931	146
Kato Sangyo Co Ltd	29,100	916
KDDI Corp	330,800	9,765
Kenedix Retail REIT Corp‡	165	233
KFC Holdings Japan Ltd	3,510	75
King Jim Co Ltd	13,600	105
Kohnan Shoji Co Ltd	37,946	767
Kyokuyo Co Ltd	5,100	120
KYORIN Holdings Inc	104,700	2,122
Kyushu Electric Power Co Inc	36,500	293
Kyushu Railway Co	49,000	1,403
Marubeni Corp	165,700	821
Medipal Holdings Corp	99,700	1,862
Mitsui & Co Ltd	77,100	1,064
Miyoshi Oil & Fat Co Ltd	16,300	166

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Mizuho Financial Group Inc	6,311,400	$7,194
Mochida Pharmaceutical Co Ltd	6,100	235
Mori Trust Sogo Reit Inc‡	308	372
Morozoff Ltd	1,100	53
MS&AD Insurance Group Holdings Inc	62,600	1,743
Musashi Co Ltd	2,400	36
Natori Co Ltd	500	8
Nintendo Co Ltd	3,400	1,310
Nippon BS Broadcasting Corp	1,700	16
Nippon Flour Mills Co Ltd	73,334	1,141
Nippon Kanzai Co Ltd	10,306	169
Nippon Telegraph & Telephone Corp	397,200	9,479
Nisshin Oillio Group Ltd/The	21,352	720
Nissui Pharmaceutical Co Ltd	1,600	18
NJS Co Ltd	2,600	39
NTT DOCOMO Inc	337,100	10,494
Ohsho Food Service Corp	2,105	112
Okinawa Cellular Telephone Co	800	26
Okinawa Electric Power Co Inc/The	66,112	1,212
Ooedo Onsen Reit Investment Corp‡	147	72
Oracle Corp Japan	35,700	3,101
OUG Holdings Inc	3,000	74
Premier Investment Corp‡	401	441
Ricoh Co Ltd	289,800	2,150
San Holdings Inc	3,800	42
Sankyo Co Ltd	13,500	392
Secom Co Ltd	14,500	1,202
SG Holdings Co Ltd	64,000	1,519
Shimamura Co Ltd	12,800	770
Shofu Inc	6,400	104
Showa Sangyo Co Ltd	5,700	170
SKY Perfect JSAT Holdings Inc	20,400	72
Softbank Corp	964,300	12,258
Sony Financial Holdings Inc	40,100	675
SRS Holdings Co Ltd	5,868	49
Star Asia Investment Corp‡	433	342
Starts Proceed Investment Corp, Cl A‡	252	418
Step Co Ltd	4,400	58
Sumitomo Mitsui Financial Group Inc	107,300	2,575
Sundrug Co Ltd	45,500	1,458
Ten Allied Co Ltd*	5,900	21
Toho Holdings Co Ltd	53,700	1,125
Tohoku Electric Power Co Inc	76,700	738
Tokyo Electric Power Co Holdings Inc*	545,400	1,902
Tokyo Theatres Co Inc‡	2,100	22
Tokyu Recreation Co Ltd	800	30
Toyo Suisan Kaisha Ltd	8,800	424
Tsukada Global Holdings Inc	7,400	23
Tsuruha Holdings Inc	17,100	2,256
Unicafe Inc	6,400	50
Vital KSK Holdings Inc	59,400	603
Welcia Holdings	35,000	2,458

Description	Shares	Market Value ($ Thousands)
Wowow Inc	724	$16
XYMAX REIT Investment Corp‡	129	101
Yamada Denki Co Ltd*	104,400	415
Yashima Denki Co Ltd	713	5
ZOZO Inc	99,800	1,331

		116,392

Luxembourg — 0.0%
SES SA, Cl A	19,198	112

Netherlands — 0.4%
ABN AMRO Bank NV	26,083	214
Koninklijke Ahold Delhaize NV	173,297	4,024

		4,238

New Zealand — 1.7%
a2 Milk Co Ltd*	51,996	523
Argosy Property Ltd‡	271,927	143
Arvida Group Ltd	42,943	32
Auckland International Airport Ltd	111,043	325
Chorus Ltd	15,656	63
Contact Energy Ltd	868,187	2,965
EBOS Group Ltd	18,161	239
Fisher & Paykel Healthcare Corp Ltd	330,959	5,924
Fletcher Building Ltd	541,337	1,112
Goodman Property Trust‡	504,304	634
Kiwi Property Group Ltd‡	733,028	403
Mercury NZ Ltd	302,068	747
Property for Industry Ltd‡	119,612	143
Restaurant Brands New Zealand Ltd	14,611	70
Ryman Healthcare Ltd	27,873	168
Sanford Ltd/NZ	10,470	41
Spark New Zealand Ltd	1,298,783	3,134
Stride Property Group‡	82,207	67
Trustpower Ltd	30,153	115
Vector Ltd	94,500	177
Vital Healthcare Property Trust‡	39,324	54
Warehouse Group Ltd/The	38,887	46

		17,125

Norway — 1.3%
Mowi ASA	50,189	748
Olav Thon Eiendomsselskap ASA‡	1,713	18
Orkla ASA	1,121,457	9,476
Telenet Group Holding NV	15,770	474
Telenor ASA	202,726	2,919

		13,635

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,087

Singapore — 1.5%
Ascendas Real Estate Investment Trust‡	76,500	151
ComfortDelGro Corp Ltd	336,800	357
Dairy Farm International Holdings Ltd	108,800	499

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
DBS Group Holdings Ltd	306,400	$3,958
Fraser and Neave Ltd	20,400	17
IREIT Global‡	88,100	33
Jardine Matheson Holdings Ltd	4,708	239
SATS Ltd	315,400	699
Sheng Siong Group Ltd	719,274	599
Singapore Exchange Ltd	193,600	1,243
Singapore Technologies Engineering Ltd	248,400	541
Singapore Telecommunications Ltd	1,583,000	2,810
SPH REIT‡	526,303	283
Venture Corp Ltd	144,100	1,361
Yangzijiang Shipbuilding Holdings Ltd	3,979,200	2,313

		15,103

Spain — 0.3%
Banco de Sabadell	1,146,766	582
Bankinter SA	76,455	279
Iberdrola SA	177,583	1,745

		2,606

Sweden — 1.8%
Akelius Residential Property, Cl D* ‡	25,756	37
Axfood AB	295,834	6,029
Cibus Nordic Real Estate‡	3,961	46
Husqvarna AB, Cl B	70,454	354
ICA Gruppen AB	236,620	9,929
Swedish Match AB	25,767	1,467
Telia Co AB	76,090	273

		18,135

Switzerland — 5.6%
AEVIS VICTORIA SA	1,870	22
Allreal Holding AG, Cl A‡	17,384	3,207
Baloise Holding AG	3,314	433
Barry Callebaut AG	215	430
BKW AG	15,320	1,258
Chocoladefabriken Lindt & Spruengli AG	440	4,078
Intershop Holding AG‡	178	93
Mobimo Holding AG‡	512	143
Nestle SA	47,235	4,808
Novartis AG	102,623	8,403
Orior AG	749	61
Plazza AG‡	133	38
PSP Swiss Property AG‡	23,968	2,979
Roche Holding AG	32,400	10,439
Sonova Holding AG	19,282	3,443
Swiss Life Holding AG	7,704	2,606
Swiss Prime Site AG‡	25,414	2,483
Swisscom AG	22,636	12,113
Tamedia AG	491	34
Varia US Properties‡	560	23
Zug Estates Holding AG, Cl B‡	3	6

		57,100

Description	Shares	Market Value ($ Thousands)
United Kingdom — 2.3%
Auto Trader Group PLC	345,822	$1,867
Britvic PLC	516,162	4,452
Diageo PLC	187,565	6,002
Empiric Student Property PLC‡	271,797	223
GCP Student Living PLC‡	100,890	167
Lok’nStore Group PLC‡	3,703	26
National Grid PLC	502,038	5,862
Next PLC, Cl A	5,909	296
Pan African Resources PLC	83,787	10
Secure Income REIT Plc‡	31,630	126
Tate & Lyle PLC	167,707	1,355
Warehouse Reit PLC‡	32,781	37
Wm Morrison Supermarkets PLC	1,212,644	2,659

		23,082

United States — 47.9%

Communication Services — 4.2%
AT&T Inc	369,080	10,759
ATN International Inc	5,459	321
Comcast Corp, Cl A	218,593	7,515
Discovery Inc, Cl A*	19,829	386
Discovery Inc, Cl C*	141,271	2,478
Electronic Arts Inc*	2,143	215
Gannett Co Inc	20,210	30
Interpublic Group of Cos Inc/The	55,585	900
John Wiley & Sons Inc, Cl A	31,339	1,175
Liberty Media Corp-Liberty Braves*	12,900	246
Liberty Media Corp-Liberty SiriusXM*	6,544	207
Marcus Corp/The	24,058	296
MSG Networks Inc*	8,059	82
News Corp, Cl A	258,259	2,318
Omnicom Group Inc	48,405	2,657
Reading International Inc, Cl A*	9,570	37
Scholastic Corp, Cl B	53,176	1,355
Telephone & Data Systems Inc	73,980	1,240
Verizon Communications Inc	184,207	9,897

		42,114

Consumer Discretionary — 4.8%
Acushnet Holdings Corp	45,453	1,169
American Public Education Inc*	2,618	63
America’s Car-Mart Inc/TX*	6,516	367
Churchill Downs Inc	9,567	985
Columbia Sportswear Co	56,136	3,917
Deckers Outdoor Corp*	12,859	1,723
Denny’s Corp, Cl A*	13,674	105
Dollar General Corp	18,966	2,864
Domino’s Pizza Inc	12,453	4,036
Genuine Parts Co	38,308	2,579
Graham Holdings Co, Cl B	3,224	1,100
Haverty Furniture Cos Inc	13,079	155
Home Depot Inc/The	42,718	7,976

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Johnson Outdoors Inc, Cl A	2,547	$160
K12 Inc*	12,541	236
McDonald’s Corp	19,353	3,200
NIKE Inc, Cl B	23,264	1,925
NVR Inc*	628	1,613
Perdoceo Education Corp*	24,077	260
Ross Stores Inc	29,304	2,549
Service Corp International/US	61,333	2,399
Target Corp, Cl A	30,804	2,864
TJX Cos Inc/The	97,939	4,682
Ulta Beauty Inc*	11,037	1,939
Yum! Brands Inc	256	18

		48,884

Consumer Staples — 7.9%
Archer-Daniels-Midland Co	29,351	1,033
Campbell Soup Co	4,113	190
Casey’s General Stores Inc	3,598	477
Church & Dwight Co Inc	20,094	1,290
Clorox Co/The	11,659	2,020
Coca-Cola Co/The	214,514	9,492
Coca-Cola European Partners PLC	119,396	4,481
Colgate-Palmolive Co	91,657	6,082
Costco Wholesale Corp	28,412	8,101
Hershey Co/The	36,240	4,802
Inter Parfums Inc	2,427	112
J&J Snack Foods Corp	15,300	1,851
JM Smucker Co/The	15,802	1,754
John B Sanfilippo & Son Inc	10,031	897
Kimberly-Clark Corp	30,832	3,942
Lancaster Colony Corp	21,609	3,126
McCormick & Co Inc/MD	15,002	2,118
PepsiCo Inc	61,748	7,416
Procter & Gamble Co/The	19,016	2,092
Sysco Corp, Cl A	71,368	3,257
USANA Health Sciences Inc*	34,304	1,981
Walmart Inc	102,269	11,620
WD-40 Co	9,756	1,959

		80,093

Financials — 7.8%
1st Source Corp	2,629	85
Aflac Inc	36,842	1,261
AGNC Investment Corp‡	325,638	3,445
American Business Bank*	1,245	27
American Financial Group Inc/OH	42,549	2,982
Ares Commercial Real Estate Corp‡	43,662	305
Associated Banc-Corp	43,921	562
BancFirst Corp	2,033	68
Bancorp Inc/The*	12,704	77
Bank of America Corp	166,278	3,530
Bank of Hawaii Corp	7,255	401
BankFinancial Corp	10,739	95

Description	Shares	Market Value ($ Thousands)
Bankwell Financial Group Inc	905	$14
Banner Corp	12,595	416
Berkshire Hathaway Inc, Cl B*	8,105	1,482
BlackRock TCP Capital Corp	146,081	913
Blackstone Mortgage Trust Inc, Cl A‡	9,386	175
Boston Private Financial Holdings Inc	6,408	46
Bridge Bancorp Inc	4,420	94
Brookline Bancorp Inc, Cl A	29,777	336
Bryn Mawr Bank Corp	1,455	41
Camden National Corp	4,215	133
Capital City Bank Group Inc	1,376	28
Capitol Federal Financial Inc	25,120	292
Capstead Mortgage Corp‡	34,603	145
Carter Bank & Trust	2,566	24
Cathay General Bancorp	11,229	258
Cboe Global Markets Inc	28,074	2,506
CBTX Inc	7,884	140
Central Pacific Financial Corp	47,503	755
CIT Group Inc	22,374	386
CME Group Inc	9,856	1,704
CNA Financial Corp	12,203	379
Columbia Financial Inc*	32,634	470
Commerce Bancshares Inc/MO	22,837	1,150
ConnectOne Bancorp Inc	8,148	110
CVB Financial Corp	2,852	57
Dime Community Bancshares Inc	18,860	259
Ellington Financial‡	6,587	38
Employers Holdings Inc	10,752	436
Enterprise Financial Services Corp	4,192	117
ESSA Bancorp Inc	1,559	21
Exantas Capital Corp‡	3,592	10
Farmers National Banc Corp	6,864	80
Fidus Investment Corp	10,855	72
Fifth Third Bancorp	59,561	885
Financial Institutions Inc	2,504	45
First Bancorp/Southern Pines NC	8,666	200
First Busey Corp	4,148	71
First Choice Bancorp	1,104	17
First Commonwealth Financial Corp	34,794	318
First Defiance Financial Corp	11,095	164
First Hawaiian Inc	15,552	257
First Interstate BancSystem Inc, Cl A	5,748	166
First Northwest Bancorp	5,208	57
Flagstar Bancorp Inc	28,707	569
FNB Corp/PA	12,123	89
Fulton Financial Corp	15,896	183
German American Bancorp Inc	1,183	33
Globe Life Inc	85,042	6,120
Granite Point Mortgage Trust Inc‡	5,019	25
Great Southern Bancorp Inc	2,430	98
HarborOne Bancorp Inc*	51,049	384
HBT Financial Inc	1,681	18

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Heartland Financial USA Inc	2,528	$76
Hilltop Holdings Inc	23,836	360
HomeStreet Inc	2,093	47
HomeTrust Bancshares Inc	9,115	145
Horizon Bancorp Inc/IN	2,948	29
Independent Bank Corp/MI	23,654	304
Invesco Mortgage Capital Inc‡	39,762	136
Investors Bancorp Inc	9,252	74
JPMorgan Chase & Co	31,154	2,805
Kearny Financial Corp/MD	96,044	825
KKR Real Estate Finance Trust Inc‡	47,412	712
Lakeland Bancorp Inc	16,786	181
Lakeland Financial Corp	7,663	282
Lincoln National Corp	157,367	4,142
Loews Corp	51,610	1,798
Macatawa Bank Corp	8,235	59
Mercantile Bank Corp	1,203	25
Meridian Bancorp Inc	32,046	360
MetLife Inc	98,903	3,023
National Bank Holdings Corp, Cl A	7,131	170
National Western Life Group Inc, Cl A	1,518	261
NBT Bancorp Inc	3,677	119
Nelnet Inc, Cl A	446	20
Northfield Bancorp Inc	5,733	64
Northwest Bancshares Inc	167,251	1,935
Oaktree Strategic Income Corp	15,719	87
OceanFirst Financial Corp	3,663	58
PCB Bancorp	4,263	42
PCSB Financial Corp	1,533	21
PennantPark Floating Rate Capital Ltd	583	3
PennyMac Mortgage Investment Trust‡	15,389	163
Peoples Bancorp Inc/OH	5,132	114
Preferred Bank/Los Angeles CA	5,434	184
Provident Financial Services Inc	47,192	607
Prudential Financial Inc	87,087	4,541
Radian Group Inc	60,020	777
Reinsurance Group of America Inc, Cl A	25,854	2,175
Sandy Spring Bancorp Inc	1,387	31
Sierra Bancorp	2,169	38
Solar Capital Ltd	10,261	119
Solar Senior Capital Ltd	2,527	25
South State Corp	1,854	109
Southside Bancshares Inc	1,230	37
Starwood Property Trust Inc‡	218,650	2,241
Stock Yards Bancorp Inc	7,803	226
Territorial Bancorp Inc	3,073	75
Towne Bank/Portsmouth VA	2,993	54
TPG RE Finance Trust Inc‡	13,728	75
TPG Specialty Lending Inc	14,951	208
TriCo Bancshares	8,446	252
TriState Capital Holdings Inc*	2,726	26
TrustCo Bank Corp NY	33,125	179

Description	Shares	Market Value ($ Thousands)
Trustmark Corp	36,740	$856
UMB Financial Corp	7,096	329
Umpqua Holdings Corp	27,731	302
United Community Banks Inc/GA	18,320	335
Univest Financial Corp	7,915	129
US Bancorp	135,984	4,685
Voya Financial Inc	71,819	2,912
Washington Federal Inc	69,584	1,806
Washington Trust Bancorp Inc	1,200	44
Waterstone Financial Inc	33,141	482
WesBanco Inc	3,455	82
Westamerica Bancorporation	3,138	184
Wintrust Financial Corp	2,825	93
Zions Bancorp NA	27,253	729

		79,011

Health Care — 8.5%
AngioDynamics Inc*	4,790	50
Anika Therapeutics Inc*	1,403	41
Anthem Inc	21,542	4,891
Cerner Corp	28,133	1,772
Chemed Corp	22,030	9,543
Computer Programs & Systems Inc	16,097	358
CONMED Corp	7,333	420
Danaher Corp, Cl A	27,760	3,842
DaVita Inc*	15,931	1,212
DENTSPLY SIRONA Inc	23,689	920
Encompass Health Corp	111,789	7,158
Gilead Sciences Inc	47,936	3,584
Hanger Inc*	17,044	266
HCA Healthcare Inc	27,464	2,468
Henry Schein Inc*	21,636	1,093
Hill-Rom Holdings Inc	9,553	961
Hologic Inc*	31,393	1,102
Humana Inc*	18,995	5,965
Johnson & Johnson	60,852	7,980
Masimo Corp*	17,029	3,016
Medtronic PLC	77,201	6,962
Meridian Bioscience Inc	6,639	56
Mettler-Toledo International Inc*	1,032	713
National HealthCare Corp	13,824	992
NextGen Healthcare Inc*	4,798	50
NuVasive Inc*	3,364	170
Orthofix Medical Inc*	23,077	646
Phibro Animal Health Corp, Cl A	15,377	372
Prestige Consumer Healthcare Inc, Cl A*	54,592	2,002
Quest Diagnostics Inc	41,572	3,338
Select Medical Holdings Corp*	23,567	353
STERIS PLC	21,775	3,048
Universal Health Services Inc, Cl B	84,542	8,376
US Physical Therapy Inc	638	44

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Varian Medical Systems Inc*	18,756	$1,925

		85,689

Industrials — 3.5%
Brady Corp, Cl A	40,324	1,820
CBIZ Inc*	4,312	90
CECO Environmental Corp*	3,149	15
Cintas Corp	9,213	1,596
Comfort Systems USA Inc	2,261	83
Copart Inc*	9,046	620
EMCOR Group Inc	8,242	505
Ennis Inc	25,079	471
Herman Miller Inc	31,866	707
HNI Corp	11,873	299
Huron Consulting Group Inc*	2,124	96
Knoll Inc, Cl B	7,389	76
L3Harris Technologies Inc	21,614	3,893
Lockheed Martin Corp	11,823	4,007
McGrath RentCorp	9,491	497
MSA Safety Inc	2,298	233
Northrop Grumman Corp	14,073	4,258
Republic Services Inc	106,378	7,985
Resources Connection Inc	9,345	103
Robert Half International Inc	5,373	203
Steelcase Inc, Cl A	29,982	296
Tetra Tech Inc	2,173	153
TrueBlue Inc*	21,354	272
Waste Management Inc	74,804	6,924

		35,202

Information Technology — 5.5%
ADTRAN Inc	28,376	218
Agilysys Inc*	5,251	88
Benchmark Electronics Inc	4,526	90
Booz Allen Hamilton Holding Corp, Cl A	14,006	961
CACI International Inc, Cl A*	13,693	2,891
Calix Inc*	24,447	173
Ciena Corp*	41,882	1,667
Cisco Systems Inc	205,947	8,096
Citrix Systems Inc	64,024	9,063
CommVault Systems Inc*	8,783	356
CSG Systems International Inc	20,554	860
Daktronics Inc	10,459	52
DocuSign Inc, Cl A*	32,365	2,990
EchoStar Corp, Cl A*	12,931	413
F5 Networks Inc, Cl A*	29,933	3,192
Genpact Ltd	71,177	2,078
Insight Enterprises Inc*	2,844	120
J2 Global Inc	6,567	492
Juniper Networks Inc	135,409	2,592
ManTech International Corp/VA, Cl A	3,749	272
MAXIMUS Inc	19,738	1,149
Microsoft Corp	64,855	10,228

Description	Shares	Market Value ($ Thousands)
MicroStrategy Inc, Cl A*	4,281	$506
Model N Inc*	3,626	80
Motorola Solutions Inc	8,326	1,107
NetScout Systems Inc*	21,908	519
Oracle Corp, Cl B	41,741	2,017
Paychex Inc	3,770	237
Progress Software Corp	28,688	918
QAD Inc, Cl A	3,186	127
Ribbon Communications Inc*	6,144	19
ScanSource Inc*	3,266	70
SPS Commerce Inc*	5,695	265
Sykes Enterprises Inc*	28,022	760
Synopsys Inc*	4,871	627
Viavi Solutions Inc*	69,574	780

		56,073

Materials — 1.8%
Coeur Mining Inc*	103,262	331
Kaiser Aluminum Corp	14,801	1,025
Materion Corp	41,209	1,443
Newmont Corp	155,494	7,041
Reliance Steel & Aluminum Co	57,596	5,045
Royal Gold Inc, Cl A	37,863	3,321
Silgan Holdings Inc	8,654	251

		18,457

Real Estate — 0.1%
Consolidated-Tomoka Land Co‡	905	41
Equity Commonwealth‡	19,570	621

		662

Utilities — 3.8%
ALLETE Inc	1,628	99
Atlantica Yield plc	9,529	212
Avista Corp	34,613	1,471
Black Hills Corp, Cl A	19,043	1,219
CenterPoint Energy Inc	274,193	4,236
Dominion Energy Inc	42,480	3,067
DTE Energy Co	56,193	5,337
Evergy Inc	37,252	2,051
Exelon Corp	55,297	2,035
Hawaiian Electric Industries Inc	143,007	6,156
IDACORP Inc, Cl A	1,204	106
MDU Resources Group Inc	114,913	2,471
NextEra Energy Inc	13,938	3,354
NorthWestern Corp	21,645	1,295
Otter Tail Corp	1,428	63
Pinnacle West Capital Corp	3,359	254
Portland General Electric Co	26,111	1,252
Southern Co/The	69,066	3,739
Unitil Corp	5,156	270

		38,687

		484,872

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Total Common Stock (Cost $1,074,842) ($ Thousands)		$980,159

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (A)	10,570	448

Total Preferred Stock (Cost $852) ($ Thousands)		448

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.760%* * † (B)	1,338,677	$1,339

Total Affiliated Partnership (Cost $1,339) ($ Thousands)		1,339

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290%* * †	23,220,524	23,221

Total Cash Equivalent (Cost $23,221) ($ Thousands)		23,221

Total Investments in Securities — 99.3% (Cost $1,100,254) ($ Thousands)		$1,005,167

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	80	Jun-2020	$2,440	$2,411	$(18)
FTSE 100 Index	17	Jun-2020	1,184	1,188	(20)
Hang Seng Index	2	May-2020	306	306	1
S&P 500 Index E-MINI	89	Jun-2020	11,627	11,435	(192)
SPI 200 Index	8	Jun-2020	616	625	2
TOPIX Index	12	Jun-2020	1,526	1,560	14

			$17,699	$17,525	$(213)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/27/20	USD	70	DKK	474	$—
Brown Brothers Harriman	04/27/20	USD	86	SEK	865	1
Brown Brothers Harriman	04/27/20	USD	72	NOK	761	1
Brown Brothers Harriman	04/27/20	USD	94	NOK	982	(1)
Brown Brothers Harriman	04/27/20	USD	203	SGD	289	—
Brown Brothers Harriman	04/27/20	USD	343	HKD	2,663	—
Brown Brothers Harriman	04/27/20	USD	82	GBP	68	2
Brown Brothers Harriman	04/27/20	USD	282	GBP	227	(1)
Brown Brothers Harriman	04/27/20	USD	437	AUD	709	(3)
Brown Brothers Harriman	04/27/20	USD	451	CAD	638	(2)
Brown Brothers Harriman	04/27/20	USD	574	CHF	550	(4)
Brown Brothers Harriman	04/27/20	USD	804	EUR	728	(4)
Brown Brothers Harriman	04/27/20	USD	1,231	JPY	132,872	1
Brown Brothers Harriman	04/27/20	GBP	175	USD	217	—

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

March 31, 2020

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/27/20	GBP	9,170	USD	10,811	$(562)
Brown Brothers Harriman	04/27/20	SGD	11,665	USD	8,064	(134)
Brown Brothers Harriman	04/27/20	AUD	1,027	USD	629	1
Brown Brothers Harriman	04/27/20	AUD	23,722	USD	14,140	(379)
Brown Brothers Harriman	04/27/20	DKK	1,244	USD	184	1
Brown Brothers Harriman	04/27/20	DKK	25,343	USD	3,682	(49)
Brown Brothers Harriman	04/27/20	CHF	1,284	USD	1,343	13
Brown Brothers Harriman	04/27/20	CHF	26,635	USD	27,264	(314)
Brown Brothers Harriman	04/27/20	EUR	1,882	USD	2,083	16
Brown Brothers Harriman	04/27/20	EUR	37,698	USD	40,907	(491)
Brown Brothers Harriman	04/27/20	CAD	4,930	USD	3,488	23
Brown Brothers Harriman	04/27/20	CAD	43,670	USD	30,468	(224)
Brown Brothers Harriman	04/27/20	NOK	64,657	USD	5,947	(216)
Brown Brothers Harriman	04/27/20	SEK	73,620	USD	7,250	(190)
Brown Brothers Harriman	04/27/20	HKD	137,706	USD	17,752	(14)
Brown Brothers Harriman	04/27/20	JPY	6,328,945	USD	57,018	(1,697)
Brown Brothers Harriman	04/28/20	USD	234	NZD	390	(3)
Brown Brothers Harriman	04/28/20	NZD	676	USD	407	6
Brown Brothers Harriman	04/28/20	NZD	16,411	USD	9,546	(176)

						$(4,399)

Percentages are based on Net Assets of $1,012,554 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $1,338 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $1,339 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CBT — Chicago Board of Trade

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

DN — Discount Note

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

THB — Thai Bhat

TOPIX — Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	979,718	441	—	980,159
Preferred Stock	448	—	—	448
Affiliated Partnership	—	1,339	—	1,339
Cash Equivalent	23,221	—	—	23,221

Total Investments in Securities	1,003,387	1,780	—	1,005,167

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	17	—	—	17
Unrealized Depreciation	(230)	—	—	(230)
Forwards Contracts*
Unrealized Appreciation	—	65	—	65
Unrealized Depreciation	—	(4,464)	—	(4,464)

Total Other Financial Instruments	(213)	(4,399)	—	(4,612)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$1,339	$—	$—	$—	$1,339	1,338,677	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	15,286	94,025	(86,090)	—	—	23,221	23,220,524	104	—

Totals	$15,286	$95,364	$(86,090)	$—	$—	$24,560		$104	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 5.9%
AT&T Inc	68,786	$2,005
Comcast Corp, Cl A	79,000	2,716
Fox Corp	83,734	1,916
John Wiley & Sons Inc, Cl A	46,309	1,736
Madison Square Garden Co/The*	19,791	4,184
NTT DOCOMO Inc ADR	130,100	4,045
Omnicom Group Inc	67,600	3,711
SK Telecom Co Ltd ADR	129,800	2,112
Take-Two Interactive Software Inc, Cl A*	9,560	1,134
TELUS Corp	231,200	3,614
Verizon Communications Inc	352,878	18,960
Walt Disney Co/The	41,851	4,043

		50,176

Consumer Discretionary — 5.4%
AutoZone Inc*	10,000	8,460
Best Buy Co Inc	10,994	627
Canadian Tire Corp Ltd, Cl A	59,500	3,551
Deckers Outdoor Corp*	3,645	488
Dick’s Sporting Goods Inc	65,205	1,386
Dollar General Corp	13,022	1,967
Dunkin’ Brands Group Inc	9,462	502
Fiat Chrysler Automobiles NV (A)	24,564	177
frontdoor Inc*	48,380	1,683
Graham Holdings Co, Cl B	382	130
Lowe’s Cos Inc	22,700	1,953
McDonald’s Corp	50,713	8,385
NVR Inc*	432	1,110
Target Corp, Cl A	68,000	6,322
Toyota Motor Corp ADR	38,500	4,618
Ulta Beauty Inc*	9,095	1,598
Wyndham Hotels & Resorts Inc	102,249	3,222

		46,179

Consumer Staples — 12.5%
Altria Group Inc	51,646	1,997
Church & Dwight Co Inc	71,391	4,582
Clorox Co/The	23,930	4,146
Coca-Cola Co/The	79,595	3,522
Coca-Cola European Partners PLC	49,400	1,854
Colgate-Palmolive Co	48,828	3,240
Costco Wholesale Corp	23,228	6,623
Hershey Co/The	33,770	4,474
JM Smucker Co/The	8,724	968
Kimberly-Clark Corp	20,902	2,673
Kroger Co/The	124,000	3,735
Lamb Weston Holdings Inc	41,191	2,352
McCormick & Co Inc/MD	44,527	6,288
Metro Inc/CN, Cl A	58,400	2,335
PepsiCo Inc	64,980	7,804
Philip Morris International Inc	34,312	2,504
Procter & Gamble Co/The	21,144	2,326

Description	Shares	Market Value ($ Thousands)
Sanderson Farms Inc	28,200	$3,478
Sysco Corp, Cl A	102,046	4,656
Tyson Foods Inc, Cl A	183,000	10,590
Walmart Inc	225,208	25,588

		105,735

Energy — 0.7%
EOG Resources Inc	21,901	787
Marathon Petroleum Corp	19,233	454
Valero Energy Corp	66,747	3,028
Williams Cos Inc/The	101,766	1,440

		5,709

Financials — 15.1%
Aflac Inc	112,800	3,862
AGNC Investment Corp‡	236,147	2,498
Allstate Corp/The	65,446	6,003
American Financial Group Inc/OH	41,500	2,908
Arbor Realty Trust Inc‡	257,845	1,264
Arch Capital Group Ltd*	193,014	5,493
Assurant Inc	10,566	1,100
Assured Guaranty Ltd	34,028	878
Axis Capital Holdings Ltd	50,100	1,936
Bank of America Corp	142,312	3,021
Bank of Hawaii Corp	24,099	1,331
Berkshire Hathaway Inc, Cl B*	64,800	11,847
BOK Financial Corp	52,300	2,226
Cboe Global Markets Inc	55,379	4,943
Chimera Investment Corp‡	148,500	1,351
Chubb Ltd	12,399	1,385
CME Group Inc	34,434	5,954
Cullen/Frost Bankers Inc	31,231	1,742
Everest Re Group Ltd	40,465	7,786
Genworth MI Canada Inc	23,900	525
Hanover Insurance Group Inc/The, Cl A	35,590	3,224
JPMorgan Chase & Co	31,600	2,845
Ladder Capital Corp, Cl A‡	171,200	812
LPL Financial Holdings Inc	2,551	139
MarketAxess Holdings Inc	9,637	3,205
MFA Financial Inc‡	389,700	604
MGIC Investment Corp	16,676	106
Morningstar Inc, Cl A	24,595	2,859
National Bank of Canada	54,700	2,090
Popular Inc	156,945	5,493
Progressive Corp/The	115,800	8,551
Regions Financial Corp	111,624	1,001
Reinsurance Group of America Inc, Cl A	9,329	785
RenaissanceRe Holdings Ltd	70,799	10,572
Signature Bank/New York NY, Cl B	33,885	2,724
TFS Financial Corp	102,681	1,568
Travelers Cos Inc/The	83,472	8,293
Virtu Financial Inc, Cl A	63,154	1,315
Voya Financial Inc	13,223	536

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
White Mountains Insurance Group Ltd	2,847	$2,591

		127,366

Health Care — 17.3%
AbbVie Inc	53,300	4,061
AmerisourceBergen Corp, Cl A	14,727	1,303
Amgen Inc, Cl A	16,800	3,406
Anthem Inc	44,047	10,000
AstraZeneca PLC ADR	107,200	4,787
Baxter International Inc	44,469	3,611
Biogen Inc*	3,955	1,251
Bio-Rad Laboratories Inc, Cl A*	3,812	1,336
Bristol-Myers Squibb Co	91,300	5,089
Centene Corp*	3,974	236
Chemed Corp	1,680	728
Covetrus Inc*	181,370	1,476
CVS Health Corp	31,417	1,864
Eli Lilly & Co	95,629	13,266
Hill-Rom Holdings Inc	7,580	763
Hologic Inc*	32,197	1,130
Humana Inc*	32,717	10,274
ICON PLC*	9,514	1,294
Johnson & Johnson	173,142	22,704
Masimo Corp*	11,105	1,967
McKesson Corp	8,957	1,212
Merck & Co Inc	248,556	19,124
Pfizer Inc	603,961	19,713
Premier Inc, Cl A*	41,398	1,355
Quest Diagnostics Inc	50,752	4,075
UnitedHealth Group Inc	35,650	8,890
Zoetis Inc, Cl A	18,364	2,161

		147,076

Industrials — 8.5%
Cummins Inc	23,200	3,140
EMCOR Group Inc	13,365	820
General Dynamics Corp	8,600	1,138
Huntington Ingalls Industries Inc, Cl A	17,300	3,152
L3Harris Technologies Inc	26,704	4,810
Landstar System Inc	11,414	1,094
Lockheed Martin Corp	23,665	8,021
Northrop Grumman Corp	40,237	12,174
Quanta Services Inc	37,697	1,196
Raytheon Co	62,353	8,178
Republic Services Inc	146,100	10,966
Southwest Airlines Co, Cl A	23,251	828
United Airlines Holdings Inc*	9,555	301
United Technologies Corp	50,700	4,782
Waste Management Inc	124,467	11,521

		72,121

Information Technology — 15.7%
Amdocs Ltd	227,100	12,484
Apple Inc	75,762	19,265

Description	Shares	Market Value ($ Thousands)
Aspen Technology Inc*	14,158	$1,346
Automatic Data Processing Inc	16,382	2,239
Broadridge Financial Solutions Inc	13,234	1,255
Cadence Design Systems Inc*	8,968	592
Cisco Systems Inc	306,400	12,045
Citrix Systems Inc	58,471	8,277
CSG Systems International Inc	37,600	1,574
Intel Corp	307,300	16,631
Intuit Inc	7,373	1,696
Jack Henry & Associates Inc	10,939	1,698
Microsoft Corp	85,745	13,523
Motorola Solutions Inc	87,963	11,692
NetApp Inc	9,091	379
NortonLifeLock Inc	173,514	3,246
Oracle Corp, Cl B	176,000	8,506
Science Applications International Corp	14,671	1,095
Synopsys Inc*	74,285	9,567
Tech Data Corp*	22,200	2,905
Teradyne Inc	15,297	829
VeriSign Inc*	10,747	1,935

		132,779

Materials — 2.5%
AptarGroup Inc	6,262	623
Avery Dennison Corp	31,600	3,219
Kaiser Aluminum Corp	33,600	2,328
LyondellBasell Industries NV, Cl A	7,082	352
Newmont Corp	81,969	3,712
Royal Gold Inc, Cl A	41,229	3,616
Silgan Holdings Inc	110,800	3,216
Sonoco Products Co	98,300	4,556

		21,622

Real Estate — 2.4%
Equity LifeStyle Properties Inc‡	29,390	1,689
Healthpeak Properties Inc‡	178,231	4,251
Medical Properties Trust Inc‡	197,100	3,408
Omega Healthcare Investors Inc‡	128,000	3,397
SBA Communications Corp, Cl A‡	10,367	2,799
VEREIT Inc‡	523,800	2,561
VICI Properties Inc‡	108,580	1,807

		19,912

Utilities — 12.9%
Ameren Corp	74,283	5,410
American Electric Power Co Inc	128,509	10,278
Consolidated Edison Inc	135,022	10,532
Dominion Energy Inc	32,091	2,317
DTE Energy Co	49,835	4,733
Duke Energy Corp	41,536	3,359
Entergy Corp	119,200	11,201
Eversource Energy	92,945	7,269
Exelon Corp	227,300	8,367
FirstEnergy Corp	87,500	3,506

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
National Fuel Gas Co	96,748	$3,608
NextEra Energy Inc	39,553	9,517
Pinnacle West Capital Corp	48,930	3,708
Portland General Electric Co	73,374	3,517
Public Service Enterprise Group Inc	183,544	8,243
Southern Co/The	87,267	4,725
WEC Energy Group Inc	97,840	8,623

		108,913

Total Common Stock (Cost $596,219) ($ Thousands)		837,588

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.760%** † (B)	193,569	$194

Total Affiliated Partnership (Cost $194) ($ Thousands)		194

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.292%** †	5,188,474	5,188

Total Cash Equivalent (Cost $5,188) ($ Thousands)		5,188

Total Investments in Securities — 99.5% (Cost $601,601) ($ Thousands)		$842,970

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	6	Jun-2020	$730	$771	$41

Percentages are based on Net Assets of $847,419 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2020 (see Note 10). The total market value of securities on loan at March 31, 2020 was $176 ($ Thousands). (B) This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2020 was $194 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	837,588	—	—	837,588
Affiliated Partnership	—	194	—	194
Cash Equivalent	5,188	—	—	5,188

Total Investments in Securities	842,776	194	—	842,970

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	41	—	—	41

Total Other Financial Instruments	41	—	—	41

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund  (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$194	$—	$—	$—	$194	193,569	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	18,322	87,078	(100,212)	—	—	5,188	5,188,474	158	—

Totals	$18,322	$87,272	$(100,212)	$—	$—	$5,382		$158	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.8%

Australia — 5.9%
Abacus Property Group‡	148,226	$211
AGL Energy Ltd	275,455	2,860
ASX Ltd	28,356	1,340
Aurizon Holdings Ltd	346,210	896
AusNet Services	156,393	163
Boral Ltd	264,887	329
Brickworks Ltd	48,326	391
Chorus Ltd	31,346	126
Coca-Cola Amatil Ltd	297,185	1,608
Cochlear Ltd	761	87
CSL Ltd	9,329	1,666
Fortescue Metals Group Ltd	19,274	118
Harvey Norman Holdings Ltd	503,838	905
Inghams Group Ltd	397,719	794
IVE Group Ltd	318,056	101
Mirvac Group‡	687,461	873
Newcrest Mining Ltd	20,934	294
Qantas Airways Ltd	243,680	477
Rio Tinto Ltd	4,408	225
Sonic Healthcare Ltd	99,576	1,475
Stockland‡	343,667	530
Telstra Corp Ltd, Cl B	531,102	993
Treasury Wine Estates Ltd	60,921	372
Vita Group	108,085	50
Wesfarmers Ltd	41,051	870
Woolworths Group Ltd	87,584	1,880

		19,634

Austria — 1.1%
CA Immobilien Anlagen AG	7,835	263
Erste Group Bank AG	6,852	127
IMMOFINANZ AG‡	3,937	70
Oesterreichische Post AG	32,313	1,158
Raiffeisen Bank International AG	6,989	102
S IMMO AG‡	9,548	184
Telekom Austria AG, Cl A	81,520	567
UNIQA Insurance Group AG	59,847	464
Verbund AG‡	9,946	359
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,964	296

		3,590

Belgium — 1.9%
Ageas	30,012	1,235
Colruyt SA	59,501	3,213
D’ieteren SA/NV	5,238	259
Proximus SADP	34,663	791
UCB SA, Cl A	8,071	696

		6,194

Canada — 1.8%
Bank of Nova Scotia/The, Cl C	16,392	662
Canadian Imperial Bank of Commerce	22,660	1,305

Description	Shares	Market Value ($ Thousands)
Canadian Tire Corp Ltd, Cl A	11,347	$677
Loblaw Cos Ltd	18,733	955
TELUS Corp	147,002	2,298

		5,897

Denmark — 2.1%
Carlsberg A/S, Cl B	10,243	1,153
Coloplast A/S, Cl B	10,603	1,532
Danske Bank A/S	78,693	883
Demant A/S*	2,162	48
H Lundbeck A/S, Cl H	7,749	229
Jyske Bank A/S	21,411	530
Novo Nordisk A/S, Cl B	7,318	439
Orsted A/S	7,231	703
Royal Unibrew A/S	5,127	366
RTX A/S	3,573	89
Scandinavian Tobacco Group A/S	64,604	649
Sydbank A/S	20,780	290
United International Enterprises	564	102

		7,013

Finland — 1.6%
Aktia Bank Oyj	40,975	323
Elisa Oyj	24,344	1,504
Kemira Oyj*	53,183	513
Kesko Oyj, Cl B	15,269	864
Orion Oyj, Cl B	32,923	1,337
TietoEVRY Oyj	29,944	650

		5,191

France — 6.2%
BNP Paribas SA	13,984	419
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	6,179	181
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	103
Caisse Regionale de Credit Agricole Mutuel Nord de France	21	1
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	779	101
Cie Generale des Etablissements Michelin SCA	16,585	1,474
Credit Agricole SA	89,882	649
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	90
Engie SA	222,681	2,286
Eutelsat Communications SA	83,901	874
Fleury Michon SA	2,999	81
Gecina SA‡	2,260	299
Kaufman & Broad SA	15,387	472
Lagardere SCA	17,677	223
LNA Sante SA	2,819	118
Metropole Television SA	40,347	452
Orange SA	73,097	890

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Peugeot SA	21,980	$291
Sanofi	67,684	5,875
SCOR SE	29,825	655
SEB	3,971	494
Societe BIC SA	17,586	978
Suez	51,485	522
TOTAL SA	32,778	1,248
Veolia Environnement SA	46,993	999
Vivendi SA	26,549	570

		20,345

Germany — 5.2%
Aareal Bank AG	22,866	381
adidas AG	1,170	262
Allianz SE	3,457	592
Aroundtown SA‡	68,135	340
Beiersdorf AG	2,053	208
Deutsche Post AG	3,116	85
Deutsche Telekom AG	128,829	1,655
Hannover Rueck SE	25,075	3,590
Henkel AG & Co KGaA	2,835	209
HOCHTIEF AG	2,869	189
Hornbach Holding AG & Co KGaA	9,444	396
Merck KGaA	25,901	2,639
METRO AG	47,494	405
MTU Aero Engines AG	1,151	167
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	17,177	3,434
SAP SE	1,022	113
Siemens Healthineers AG	24,456	959
Sirius Real Estate Ltd‡	87,389	71
Talanx AG	25,604	868
Uniper SE	5,125	125
Vonovia SE‡	5,398	265
Wuestenrot & Wuerttembergische AG	10,109	154

		17,107

Hong Kong — 4.3%
China Motor Bus Co Ltd‡	9,200	142
CK Hutchison Holdings Ltd	352,000	2,360
CK Infrastructure Holdings Ltd	163,000	900
CLP Holdings Ltd, Cl B	155,500	1,427
Dah Sing Banking Group Ltd	418,400	363
HK Electric Investments & HK Electric Investments Ltd	1,743,000	1,674
HKT Trust & HKT Ltd	702,000	952
Hutchison Telecommunications Hong Kong Holdings Ltd	782,000	128
Johnson Electric Holdings Ltd	181,500	286
Kerry Properties Ltd‡	371,500	976
Lee & Man Paper Manufacturing Ltd	697,000	418
Link‡	31,500	266
MTR Corp Ltd	186,000	958

Description	Shares	Market Value ($ Thousands)
New World Development Co Ltd‡	94,000	$101
Orange Sky Golden Harvest Entertainment Holdings*	2,820,000	99
Pacific Textiles Holdings Ltd	865,000	416
Paliburg Holdings Ltd	632,000	175
PCCW Ltd	1,328,000	730
Power Assets Holdings Ltd	93,500	556
Regal Real Estate Investment Trust‡	417,000	73
Vitasoy International Holdings Ltd	126,000	381
VTech Holdings Ltd	87,000	628
WH Group Ltd	138,500	130

		14,139

Ireland — 0.1%
FBD Holdings	10,464	72
Irish Residential Properties PLC‡	232,290	310

		382

Israel — 1.7%
Albaad Massuot Yitzhak*	8,411	58
Bank Hapoalim BM	222,057	1,337
Bank Leumi Le-Israel BM	57,265	317
Check Point Software Technologies Ltd*	9,290	934
FIBI Holdings Ltd	3,995	113
Globrands Ltd	1,043	94
Isracard	10,978	30
Isras Investment Co Ltd‡	1,037	190
Kerur Holdings Ltd	4,093	99
Mizrahi Tefahot Bank Ltd	76,832	1,438
Nice Ltd*	3,697	545
Oil Refineries Ltd	396,395	109
Paz Oil Co Ltd	3,956	332
Shufersal Ltd	26,493	151

		5,747

Italy — 2.1%
A2A SpA	725,118	897
ACEA SpA	61,104	971
Assicurazioni Generali SpA	33,466	455
Enel SpA	349,777	2,429
Hera SpA	337,822	1,218
Intesa Sanpaolo SpA	92,727	152
Iren SpA	40,709	101
Terna Rete Elettrica Nazionale SpA	118,263	747

		6,970

Japan — 23.7%
ABC-Mart Inc, Cl H	9,600	481
Aeon Co Ltd, Cl H	6,200	137
AEON Investment Corp‡	876	838
Ainavo Holdings Co Ltd	12,200	89
Alfresa Holdings Corp	11,500	212
Aozora Bank Ltd	28,600	541
Arcs Co Ltd	49,100	872

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Astellas Pharma Inc	191,600	$2,957
Bandai Namco Holdings Inc	8,500	411
Biofermin Pharmaceutical Co Ltd	1,600	35
Bridgestone Corp	34,500	1,054
Canon Inc	47,400	1,026
Choushimaru Co Ltd	10,500	99
Chugoku Electric Power Co Inc/The	67,900	948
Chuo Gyorui Co Ltd	4,300	99
COMSYS Holdings Corp	9,900	254
Daiichi Kensetsu Corp	7,200	114
Daiichi Sankyo Co Ltd	2,500	171
Daiki Aluminium Industry Co Ltd	26,000	138
Daiohs Corp	3,400	32
Dairei Co Ltd	6,300	103
DCM Holdings Co Ltd	173,900	1,601
Ebara Foods Industry Inc	4,700	94
EDION Corp	63,800	526
EMS-Chemie Holding AG	1,134	710
FJ Next Co Ltd	16,100	121
FUJIFILM Holdings Corp	42,000	2,103
Fujitsu Ltd	6,300	569
Furyu Corp	11,500	88
Gakkyusha Co Ltd	8,400	90
Gourmet Kineya Co Ltd	10,000	90
Hiroshima Gas Co Ltd	31,400	104
Hokkaido Gas Co Ltd	9,800	140
Honda Motor Co Ltd	33,900	759
Hoya Corp	1,500	127
Inaba Denki Sangyo Co Ltd	46,000	982
ITOCHU Corp	105,500	2,170
Itochu Enex Co Ltd	82,600	642
Iwatani Corp	3,100	103
Japan Airlines Co Ltd	47,400	860
Japan Post Bank Co Ltd	82,200	756
Japan Post Holdings Co Ltd	280,900	2,191
Japan Post Insurance	32,900	404
Japan Prime Realty Investment Corp, Cl A‡	190	572
Japan Rental Housing Investments Inc‡	1,036	874
Japan Tobacco Inc	52,900	976
JXTG Holdings Inc	323,000	1,095
Kadoya Sesame Mills Inc	2,600	88
Kaken Pharmaceutical Co Ltd	22,900	1,058
Kamigumi Co Ltd	46,000	775
Kaneka Corp	9,100	217
Kato Sangyo Co Ltd	8,700	274
KDDI Corp	154,900	4,572
Keihanshin Building Co Ltd‡	19,000	235
Keiyo Co Ltd	78,100	356
Kinden Corp	18,800	277
Kohnan Shoji Co Ltd	5,100	103
Komeri Co Ltd	12,100	216
K’s Holdings Corp	7,500	71

Description	Shares	Market Value ($ Thousands)
Kurimoto Ltd	7,200	$126
Kyokuyo Co Ltd	3,800	89
KYORIN Holdings Inc	17,100	347
Kyowa Exeo Corp	12,800	284
LIXIL VIVA Corp	10,200	173
Marubeni Corp	82,000	406
Matsumotokiyoshi Holdings Co Ltd	2,900	105
McDonald’s Holdings Co Japan Ltd	17,200	773
Medipal Holdings Corp	44,900	839
Mitsubishi Corp	6,900	146
Mitsubishi Shokuhin Co Ltd	31,100	798
Mitsubishi UFJ Financial Group Inc	69,000	255
Mitsui & Co Ltd	75,400	1,041
Miyoshi Oil & Fat Co Ltd	10,200	104
Mizuho Financial Group Inc	2,812,800	3,206
Mochida Pharmaceutical Co Ltd	5,300	204
MS&AD Insurance Group Holdings Inc	18,000	501
NHK Spring Co Ltd	62,600	406
Nichi-iko Pharmaceutical Co Ltd	16,000	210
Nippo Corp	49,900	1,094
Nippon Building Fund Inc‡	103	688
Nippon Flour Mills Co Ltd	42,700	664
Nippon Kanzai Co Ltd	5,800	95
Nippon Telegraph & Telephone Corp	217,500	5,191
Nisshin Oillio Group Ltd/The	26,900	907
Nitto Fuji Flour Milling Co Ltd	4,000	214
NTT DOCOMO Inc	95,000	2,957
Ohsho Food Service Corp	1,700	91
Okinawa Cellular Telephone Co	3,100	103
Okinawa Electric Power Co Inc/The	11,287	207
Ootoya Holdings Co Ltd	11,000	194
ORIX	81,800	972
Otsuka Corp	14,600	618
OUG Holdings Inc	8,700	216
Paris Miki Holdings Inc	37,100	85
Proto Corp	12,200	97
Resona Holdings Inc	21,300	64
Ricoh Co Ltd	69,200	513
Sankyo Co Ltd	9,600	279
Sawai Pharmaceutical Co Ltd	3,100	165
Seiko Epson Corp	34,000	366
Sekisui House Ltd	35,900	591
Seven & i Holdings Co Ltd	7,200	239
Shibusawa Warehouse Co Ltd/The	7,200	134
Shimamura Co Ltd	6,900	415
Shin-Keisei Electric Railway Co Ltd	4,800	97
Shionogi & Co Ltd	5,300	260
Softbank Corp	131,400	1,670
SPK Corp	9,000	104
Sugi Holdings Co Ltd	2,300	123
Sumitomo Mitsui Financial Group Inc	41,200	989
Sumitomo Mitsui Trust Holdings Inc	9,200	264

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Sumitomo Osaka Cement Co Ltd	24,800	$731
Sundrug Co Ltd	5,400	173
Suzuken Co Ltd/Aichi Japan	21,200	768
Teijin Ltd	110,000	1,855
Toho Holdings Co Ltd	50,200	1,051
Tokyo Electric Power Co Holdings Inc*	76,900	268
Tokyo Gas Co Ltd	5,800	137
Towa Pharmaceutical	4,300	90
Toyota Motor Corp	27,400	1,643
Tsuruha Holdings Inc	4,400	580
Vital KSK Holdings Inc	10,400	106
Welcia Holdings	6,800	478
West Japan Railway Co	21,900	1,492
Yasuda Logistics Corp	19,800	154
Yellow Hat Ltd	11,200	154
Yuasa Funashoku Co Ltd	4,560	127
Zaoh Co Ltd	8,700	110

		78,196

Luxembourg — 0.0%
Addiko Bank*	6,693	61

Netherlands — 2.3%
ASR Nederland NV	10,035	251
Heineken NV	3,040	252
Koninklijke Ahold Delhaize NV	193,274	4,488
Koninklijke KPN NV	196,377	466
NN Group NV	66,238	1,760
Signify NV	15,798	302

		7,519

New Zealand — 1.9%
a2 Milk Co Ltd*	33,073	333
Auckland International Airport Ltd	132,828	388
Chorus Ltd	57,800	235
Contact Energy Ltd	112,152	383
Fisher & Paykel Healthcare Corp Ltd	102,485	1,835
Fletcher Building Ltd	185,599	381
Freightways Ltd	29,964	97
Goodman Property Trust‡	149,541	188
Mercury NZ Ltd	287,067	709
Meridian Energy Ltd	178,125	425
Ryman Healthcare Ltd	42,791	258
Sanford Ltd/NZ	24,931	97
Spark New Zealand Ltd	91,414	221
Stride Property Group‡	69,032	56
Warehouse Group Ltd/The	97,101	115
Z Energy Ltd	236,990	405

		6,126

Norway — 1.2%
Austevoll Seafood ASA	41,885	292
DNB ASA, Cl A	27,672	307
Mowi ASA	67,710	1,009

Description	Shares	Market Value ($ Thousands)
Olav Thon Eiendomsselskap ASA‡	5,906	$63
Orkla ASA	106,449	900
SpareBank 1 BV	25,754	85
SpareBank 1 SR-Bank	12,915	73
Sparebanken Sor	7,382	60
Telenet Group Holding NV	7,705	232
Telenor ASA	59,184	852

		3,873

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	86,292	220

Singapore — 3.3%
Ascott Residence Trust‡	542,274	300
CapitaLand Commercial Trust‡	345,700	370
CapitaLand Mall Trust‡	617,200	772
Dairy Farm International Holdings Ltd	57,100	262
DBS Group Holdings Ltd	167,700	2,166
Great Eastern Holdings Ltd	15,400	192
Ho Bee Land Ltd‡	60,400	84
Jardine Matheson Holdings Ltd	1,900	96
Mapletree Commercial Trust‡	380,000	485
Mapletree Industrial Trust‡	103,900	175
Mapletree Logistics Trust‡	224,370	247
Olam International Ltd	78,000	78
Oversea-Chinese Banking Corp Ltd	251,300	1,517
Sheng Siong Group Ltd	241,900	201
Singapore Exchange Ltd	151,000	970
Singapore Technologies Engineering Ltd	138,600	302
Singapore Telecommunications Ltd	231,700	411
SPH‡	284,000	153
Suntec Real Estate Investment Trust‡	588,300	515
United Industrial Corp Ltd‡	50,700	76
United Overseas Bank Ltd	44,100	599
UOL Group Ltd‡	26,200	121
Venture Corp Ltd	12,600	119
Wilmar International Ltd	327,400	741

		10,952

Spain — 2.8%
Cia de Distribucion Integral Logista Holdings SA	28,226	452
Ebro Foods SA	73,833	1,503
Endesa SA	164,032	3,487
Grifols SA	7,469	254
Iberdrola SA	270,052	2,654
Red Electrica Corp SA	47,035	842

		9,192

Sweden — 2.4%
Axfood AB	54,195	1,105
Epiroc AB, Cl B	21,001	207
Essity AB, Cl B	35,785	1,101
ICA Gruppen AB	64,209	2,694

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
JM AB	5,581	$97
KNOW IT AB	10,862	148
Nyfosa AB* ‡	18,745	94
Resurs Holding AB	142,070	487
Samhallsbyggnadsbolaget i Norden‡	93,792	179
Svenska Cellulosa AB SCA, Cl B	21,139	211
Swedish Match AB	29,845	1,699

		8,022

Switzerland — 11.0%
Alcon Inc*	3,374	172
Allreal Holding AG, Cl A‡	1,266	234
ALSO Holding AG	1,128	178
Baloise Holding AG	9,525	1,244
Banque Cantonale Vaudoise	135	111
Barry Callebaut AG	195	390
Basellandschaftliche Kantonalbank	311	277
Basler Kantonalbank, Cl H	1,334	89
Berner Kantonalbank AG	473	103
BKW AG	15,994	1,313
Chocoladefabriken Lindt & Spruengli AG	112	939
Emmi AG	110	100
Flughafen Zurich AG	4,616	518
Geberit AG	1,400	610
Helvetia Holding AG	9,739	838
Idorsia Ltd*	3,040	78
Intershop Holding AG‡	203	106
Landis+Gyr Group AG	8,863	608
Mobimo Holding AG‡	699	195
Nestle SA	12,599	1,282
Novartis AG	16,871	1,381
Orior AG	2,561	208
PSP Swiss Property AG‡	6,521	811
Roche Holding AG	27,828	8,966
Romande Energie Holding SA	76	83
Schindler Holding AG	3,621	787
SGS SA, Cl B	470	1,088
Sika AG	2,966	489
Sonova Holding AG	5,385	962
Swiss Life Holding AG	7,876	2,664
Swiss Prime Site AG‡	18,140	1,772
Swiss Re AG	11,970	917
Swisscom AG	4,303	2,302
Tamedia AG	2,186	154
Thurgauer Kantonalbank	927	95
Valiant Holding AG	6,593	526
Valora Holding AG	485	85
Vaudoise Assurances Holding SA	204	94
Zurich Insurance Group AG	10,402	3,652

		36,421

United Kingdom — 9.5%
3i Group PLC	42,618	415

Description	Shares	Market Value ($ Thousands)
AEW UK REIT PLC‡	89,285	$75
AstraZeneca PLC	2,294	206
Auto Trader Group PLC	65,351	353
BAE Systems PLC	313,727	2,020
Berkeley Group Holdings PLC	7,451	332
BP PLC	281,858	1,174
Britvic PLC	51,774	447
BT Group PLC, Cl A	1,411,709	2,045
CareTech Holdings PLC	22,562	106
Carnival PLC	19,386	233
Cello Health PLC	77,483	108
Coca-Cola HBC AG	11,912	255
Computacenter PLC	9,059	161
Craneware PLC	4,479	106
Cranswick PLC	2,824	129
Diageo PLC	29,913	957
Finsbury Food Group PLC	102,691	78
GCP Student Living PLC‡	52,530	87
GlaxoSmithKline PLC	249,825	4,700
Greggs PLC	7,203	144
Halfords Group PLC	52,193	45
Headlam Group PLC	10,433	40
HSBC Holdings PLC	216,176	1,212
Imperial Brands PLC	78,021	1,440
Inchcape PLC	135,748	724
J Sainsbury PLC	353,648	919
Kingfisher PLC	266,578	470
Legal & General Group PLC	377,130	893
Mondi PLC	35,077	591
National Express Group PLC	386,792	983
National Grid PLC	44,069	515
Next PLC, Cl A	8,235	412
QinetiQ Group PLC	414,692	1,654
Real Estate Credit Investments	44,783	64
Secure Income PLC‡	44,693	178
Shoe Zone PLC	72,369	75
Smith & Nephew PLC	15,147	268
SSE PLC	42,500	687
Tate & Lyle PLC	298,171	2,410
Telecom Plus PLC	20,443	314
Tesco PLC	52,265	147
Total Produce PLC	85,977	80
Unilever PLC	17,242	869
Vodafone Group PLC	421,748	584
Wm Morrison Supermarkets PLC	715,189	1,568

		31,273

United States — 0.6%
Atlantica Yield plc	36,284	809
Coca-Cola European Partners PLC	20,750	779
KLA Corp	435	62

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taro Pharmaceutical Industries Ltd*	4,069	$249

		1,899

Total Common Stock (Cost $321,086) ($ Thousands)		305,963

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Government Fund, Cl F 0.290%** †	16,087,856	16,088

Total Cash Equivalent (Cost $16,088) ($ Thousands)		16,088

Total Investments in Securities — 97.7% (Cost $337,174) ($ Thousands)		$322,051

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Euro STOXX 50	160	Jun-2020	$4,503	$4,823	$333
FTSE 100 Index	33	Jun-2020	2,161	2,306	138
Hang Seng Index	2	May-2020	306	306	—
SPI 200 Index	17	Jun-2020	1,240	1,329	73
TOPIX Index	25	Jun-2020	3,167	3,249	84

			$11,377	$12,013	$628

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed International Managed Volatility Fund (Concluded)

March 31, 2020

Percentages are based on Net Assets of $329,753 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

FTSE — Financial Times and Stock Exchange

PLC — Public Limited Company

SPI — Share Price Index

TPOIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	305,891	72	–	305,963
Cash Equivalent	16,088	–	–	16,088

Total Investments in Securities	321,979	72	–	322,051

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	628	—	—	628

Total Other Financial Instruments	628	—	—	628

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,481	$25,281	$(18,674)	$-	$-	$16,088	16,087,856	$53	$-

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Real Estate — 99.0%
American Assets Trust Inc‡	14,840	$371
American Campus Communities Inc‡	19,541	542
American Homes 4 Rent, Cl A‡	25,197	585
American Tower Corp, Cl A‡	14,140	3,079
Americold Realty Trust‡	20,440	696
Apartment Investment & Management Co, Cl A‡	36,324	1,277
Apple Hospitality REIT Inc*‡	24,461	224
AvalonBay Communities Inc‡	10,930	1,609
Boston Properties Inc‡	18,150	1,674
Brixmor Property Group Inc‡	62,540	594
Camden Property Trust‡	7,270	576
Columbia Property Trust Inc‡	93,617	1,170
CoreSite Realty Corp‡	5,650	655
Cousins Properties Inc‡	51,367	1,503
CubeSmart‡	24,711	662
CyrusOne Inc‡	30,690	1,895
DiamondRock Hospitality Co*‡	47,350	241
Digital Realty Trust Inc, Cl A‡	16,450	2,285
Diversified Healthcare Trust‡	123,330	448
Douglas Emmett Inc‡	43,130	1,316
Duke Realty Corp‡	11,050	358
Empire State Realty Trust Inc, Cl A‡	112,816	1,011
Equinix Inc‡	14,040	8,769
Equity Residential‡	72,736	4,489
Essex Property Trust Inc‡	10,018	2,206
Extra Space Storage Inc‡	28,420	2,721
First Industrial Realty Trust Inc‡	33,869	1,125
Healthcare Realty Trust Inc‡	10,770	301
Healthcare Trust of America Inc, Cl A‡	10,620	258
Healthpeak Properties Inc‡	161,770	3,858
Highwoods Properties Inc‡	20,557	728
Host Hotels & Resorts Inc‡	100,320	1,108
Hudson Pacific Properties Inc‡	8,780	223
Hyatt Hotels Corp, Cl A	9,900	474
Invitation Homes Inc‡	150,797	3,223
Iron Mountain Inc‡	18,980	452

Description	Shares	Market Value ($ Thousands)
JBG SMITH Properties‡	74,323	$2,366
Kilroy Realty Corp‡	28,770	1,833
Life Storage Inc‡	13,176	1,246
Mid-America Apartment Communities Inc‡	10,350	1,066
NexPoint Residential Trust Inc‡	15,000	378
Park Hotels & Resorts Inc‡	20,740	164
Prologis Inc‡	93,430	7,509
PS Business Parks Inc‡	2,341	317
Public Storage‡	16,278	3,233
Regency Centers Corp‡	4,570	176
Retail Opportunity Investments Corp‡	113,250	939
Retail Properties of America Inc, Cl A‡	183,760	950
Rexford Industrial Realty Inc‡	29,490	1,209
RLJ Lodging Trust‡	44,975	347
Sabra Health Care REIT Inc‡	91,880	1,003
SBA Communications Corp, Cl A‡	4,700	1,269
Simon Property Group Inc‡	23,110	1,268
SL Green Realty Corp‡	7,990	344
STAG Industrial Inc‡	60,653	1,366
Sun Communities Inc‡	21,547	2,690
Sunstone Hotel Investors Inc‡	81,750	712
UDR Inc‡	55,595	2,031
Urban Edge Properties‡	83,690	737
Ventas Inc‡	101,754	2,727
VEREIT Inc‡	177,790	869

Total Common Stock (Cost $93,133) ($ Thousands)		89,455

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.290%** †	1,144,991	1,145

Total Cash Equivalent (Cost $1,145) ($ Thousands)		1,145

Total Investments in Securities — 100.3% (Cost $94,278) ($ Thousands)		$90,600

Percentages are based on Net Assets of $90,352 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund (Concluded)

March 31, 2020

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,838	$26,249	$(26,942)	$—	$—	$1,145	1,144,991	$24	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

March 31, 2020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.5%

Communication Services — 9.6%
Activision Blizzard Inc	20,300	$1,207
Alphabet Inc, Cl A*	7,969	9,260
Alphabet Inc, Cl C*	7,956	9,251
AT&T Inc	193,503	5,640
CenturyLink Inc	25,357	240
Charter Communications Inc, Cl A*	4,100	1,789
Comcast Corp, Cl A	120,180	4,132
Discovery Inc, Cl A*	4,529	88
Discovery Inc, Cl C*	9,485	166
DISH Network Corp, Cl A*	7,273	145
Electronic Arts Inc*	7,828	784
Facebook Inc, Cl A*	63,771	10,637
Fox Corp	13,653	319
Interpublic Group of Cos Inc/The	9,997	162
Live Nation Entertainment Inc*	3,600	164
Netflix Inc*	11,620	4,363
News Corp, Cl A	11,130	100
News Corp, Cl B	4,100	37
Omnicom Group Inc	5,669	311
Take-Two Interactive Software Inc, Cl A*	3,000	356
T-Mobile US Inc*	8,400	705
Twitter Inc*	20,600	506
Verizon Communications Inc	109,598	5,889
ViacomCBS Inc, Cl B	13,920	195
Walt Disney Co/The	47,750	4,613

		61,059

Consumer Discretionary — 8.8%
Advance Auto Parts Inc	1,794	167
Amazon.com Inc, Cl A*	11,082	21,607
Aptiv PLC	6,641	327
AutoZone Inc*	625	529
Best Buy Co Inc	5,978	341
Booking Holdings Inc*	1,084	1,458
BorgWarner Inc	5,801	141
Capri Holdings Ltd*	4,328	47
CarMax Inc*	4,256	229
Carnival Corp	10,280	135
Chipotle Mexican Grill Inc, Cl A*	623	408
Darden Restaurants Inc	3,434	187
Dollar General Corp	6,773	1,023
Dollar Tree Inc*	6,285	462
DR Horton Inc	8,786	299
eBay Inc	20,347	612
Expedia Group Inc	3,615	203
Ford Motor Co	103,376	499
Gap Inc/The	6,298	44
Garmin Ltd	3,804	285
General Motors Co	33,477	696
Genuine Parts Co	3,804	256
H&R Block Inc	5,310	75
Hanesbrands Inc	9,067	71

Description	Shares	Market Value ($ Thousands)
Harley-Davidson Inc, Cl A	4,055	$77
Hasbro Inc	3,498	250
Hilton Worldwide Holdings Inc	7,400	505
Home Depot Inc/The	28,882	5,393
Kohl’s Corp	4,327	63
L Brands Inc	6,208	72
Las Vegas Sands Corp	8,900	378
Leggett & Platt Inc	3,665	98
Lennar Corp, Cl A	7,274	278
LKQ Corp*	8,600	176
Lowe’s Cos Inc	20,245	1,742
Macy’s Inc	8,130	40
Marriott International Inc/MD, Cl A	7,251	542
McDonald’s Corp	19,907	3,292
MGM Resorts International	13,200	156
Mohawk Industries Inc*	1,658	126
Newell Brands Inc, Cl B	10,313	137
NIKE Inc, Cl B	32,938	2,725
Nordstrom Inc	2,966	46
Norwegian Cruise Line Holdings Ltd*	6,100	67
NVR Inc*	90	231
O’Reilly Automotive Inc*	2,012	606
PulteGroup Inc	7,043	157
PVH Corp	2,020	76
Ralph Lauren Corp, Cl A	1,360	91
Ross Stores Inc	9,649	839
Royal Caribbean Cruises Ltd	4,410	142
Starbucks Corp	31,357	2,061
Tapestry Inc	7,734	100
Target Corp, Cl A	13,384	1,244
Tiffany & Co	2,798	362
TJX Cos Inc/The	32,176	1,538
Tractor Supply Co	3,046	258
Ulta Beauty Inc*	1,500	264
Under Armour Inc, Cl A*	5,846	54
Under Armour Inc, Cl C*	5,581	45
VF Corp	8,640	467
Whirlpool Corp	1,609	138
Wynn Resorts Ltd	2,517	152
Yum! Brands Inc	7,997	548

		55,637

Consumer Staples — 7.0%
Altria Group Inc	49,569	1,917
Archer-Daniels-Midland Co	14,841	522
Brown-Forman Corp, Cl B	4,785	266
Campbell Soup Co	4,672	216
Church & Dwight Co Inc	6,500	417
Clorox Co/The	3,322	575
Coca-Cola Co/The	102,082	4,517
Colgate-Palmolive Co	22,748	1,510
Conagra Brands Inc	12,792	375
Constellation Brands Inc, Cl A	4,470	641

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Costco Wholesale Corp	11,676	$3,329
Coty Inc, Cl A	8,233	42
Estee Lauder Cos Inc/The, Cl A	5,944	947
General Mills Inc	16,141	852
Hershey Co/The	3,886	515
Hormel Foods Corp	7,316	341
JM Smucker Co/The	3,004	333
Kellogg Co	6,594	395
Kimberly-Clark Corp	9,077	1,161
Kraft Heinz Co/The	16,400	406
Kroger Co/The	21,448	646
Lamb Weston Holdings Inc	3,800	217
McCormick & Co Inc/MD	3,214	454
Molson Coors Beverage Co, Cl B	5,224	204
Mondelez International Inc, Cl A	38,153	1,911
Monster Beverage Corp*	10,165	572
PepsiCo Inc	37,040	4,448
Philip Morris International Inc	41,137	3,001
Procter & Gamble Co/The	66,109	7,272
Sysco Corp, Cl A	13,543	618
Tyson Foods Inc, Cl A	7,775	450
Walgreens Boots Alliance Inc	20,107	920
Walmart Inc	37,676	4,281

		44,271

Energy — 2.4%
Apache Corp	10,401	43
Baker Hughes Co, Cl A	16,815	177
Cabot Oil & Gas Corp	11,298	194
Chevron Corp	50,026	3,625
Concho Resources Inc	5,200	223
ConocoPhillips	29,286	902
Devon Energy Corp	11,226	78
Diamondback Energy Inc, Cl A	4,500	118
EOG Resources Inc	15,427	554
Exxon Mobil Corp	112,000	4,253
Halliburton Co	24,942	171
Helmerich & Payne Inc	2,943	46
Hess Corp	6,774	226
HollyFrontier Corp	4,200	103
Kinder Morgan Inc/DE	51,914	723
Marathon Oil Corp	22,792	75
Marathon Petroleum Corp	17,050	403
National Oilwell Varco Inc, Cl A	10,730	105
Noble Energy Inc	13,437	81
Occidental Petroleum Corp	23,328	270
ONEOK Inc	10,754	234
Phillips 66	11,799	633
Pioneer Natural Resources Co	4,292	301
Schlumberger Ltd, Cl A	36,837	497
TechnipFMC PLC	11,613	78
Valero Energy Corp	10,897	494

Description	Shares	Market Value ($ Thousands)
Williams Cos Inc/The	31,846	$451

		15,058

Financials — 9.7%
Aflac Inc	19,518	668
Allstate Corp/The	8,612	790
American Express Co	17,813	1,525
American International Group Inc	23,105	560
Ameriprise Financial Inc	3,317	340
Aon PLC/UK	6,209	1,025
Arthur J Gallagher & Co	4,900	399
Assurant Inc	1,682	175
Bank of America Corp	214,345	4,550
Bank of New York Mellon Corp/The	22,443	756
Berkshire Hathaway Inc, Cl B*	51,830	9,476
BlackRock Inc	3,115	1,371
Capital One Financial Corp	12,315	621
Cboe Global Markets Inc	2,900	259
Charles Schwab Corp/The	30,135	1,013
Chubb Ltd	11,966	1,337
Cincinnati Financial Corp	3,993	301
Citigroup Inc	57,745	2,432
Citizens Financial Group Inc	11,200	211
CME Group Inc	9,548	1,651
Comerica Inc	4,073	120
Discover Financial Services	8,146	291
E*TRADE Financial Corp	6,270	215
Everest Re Group Ltd	1,100	212
Fifth Third Bancorp	18,551	276
First Republic Bank/CA	4,400	362
Franklin Resources Inc	7,736	129
Globe Life Inc	2,535	182
Goldman Sachs Group Inc/The	8,421	1,302
Hartford Financial Services Group Inc/The	9,461	333
Huntington Bancshares Inc/OH	26,847	220
Intercontinental Exchange Inc	14,780	1,193
Invesco Ltd	10,312	94
JPMorgan Chase & Co	83,117	7,483
KeyCorp	25,752	267
Lincoln National Corp	5,009	132
Loews Corp	6,689	233
M&T Bank Corp	3,508	363
MarketAxess Holdings Inc	1,000	333
Marsh & McLennan Cos Inc	13,317	1,151
MetLife Inc	20,812	636
Moody’s Corp	4,304	910
Morgan Stanley	30,717	1,044
MSCI Inc, Cl A	2,200	636
Nasdaq Inc, Cl A	2,987	284
Northern Trust Corp	5,571	420
People’s United Financial Inc	11,889	131
PNC Financial Services Group Inc/The	11,597	1,110
Principal Financial Group Inc, Cl A	7,133	224

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Progressive Corp/The	15,621	$1,153
Prudential Financial Inc	10,677	557
Raymond James Financial Inc	3,400	215
Regions Financial Corp	25,060	225
S&P Global Inc	6,478	1,587
SVB Financial Group, Cl B*	1,300	196
Synchrony Financial	15,601	251
T Rowe Price Group Inc	6,240	609
Travelers Cos Inc/The	6,852	681
Truist Financial Corp	35,382	1,091
Unum Group	5,663	85
US Bancorp	37,502	1,292
Wells Fargo & Co	101,833	2,923
Willis Towers Watson PLC	3,447	586
WR Berkley Corp	4,000	209
Zions Bancorp NA	4,337	116

		61,522

Health Care — 13.8%
Abbott Laboratories	46,824	3,695
AbbVie Inc	39,125	2,981
ABIOMED Inc*	1,200	174
Agilent Technologies Inc	8,185	586
Alexion Pharmaceuticals Inc*	5,808	521
Align Technology Inc*	1,900	330
Allergan PLC	8,680	1,537
AmerisourceBergen Corp, Cl A	3,954	350
Amgen Inc, Cl A	15,763	3,196
Anthem Inc	6,738	1,530
Baxter International Inc	13,492	1,095
Becton Dickinson and Co	7,119	1,636
Biogen Inc*	4,750	1,503
Boston Scientific Corp*	36,792	1,201
Bristol-Myers Squibb Co	62,032	3,458
Cardinal Health Inc	7,703	369
Centene Corp*	15,632	929
Cerner Corp	8,312	524
Cigna Corp	9,920	1,758
Cooper Cos Inc/The, Cl A	1,300	358
Covetrus Inc*	1	—
CVS Health Corp	34,560	2,051
Danaher Corp, Cl A	16,991	2,352
DaVita Inc*	2,457	187
DENTSPLY SIRONA Inc	5,771	224
Edwards Lifesciences Corp, Cl A*	5,572	1,051
Eli Lilly & Co	22,366	3,103
Gilead Sciences Inc	33,513	2,505
HCA Healthcare Inc	7,043	633
Henry Schein Inc*	4,044	204
Hologic Inc*	7,000	246
Humana Inc*	3,490	1,096
IDEXX Laboratories Inc*	2,300	557
Illumina Inc*	3,900	1,065

Description	Shares	Market Value ($ Thousands)
Incyte Corp*	4,700	$344
Intuitive Surgical Inc*	3,038	1,504
IQVIA Holdings Inc*	4,800	518
Johnson & Johnson	69,744	9,146
Laboratory Corp of America Holdings*	2,517	318
McKesson Corp	4,275	578
Medtronic PLC	35,441	3,196
Merck & Co Inc	67,366	5,183
Mettler-Toledo International Inc*	600	414
Mylan NV*	14,426	215
PerkinElmer Inc	2,869	216
Perrigo Co PLC	3,676	177
Pfizer Inc	146,457	4,780
Quest Diagnostics Inc	3,578	287
Regeneron Pharmaceuticals Inc*	2,115	1,033
ResMed Inc	3,800	560
STERIS PLC	2,200	308
Stryker Corp	8,576	1,428
Teleflex Inc	1,200	351
Thermo Fisher Scientific Inc	10,611	3,009
UnitedHealth Group Inc	25,111	6,262
Universal Health Services Inc, Cl B	2,242	222
Varian Medical Systems Inc*	2,365	243
Vertex Pharmaceuticals Inc*	6,858	1,632
Waters Corp*	1,720	313
Zimmer Biomet Holdings Inc	5,453	551
Zoetis Inc, Cl A	12,573	1,480

		87,273

Industrials — 7.3%
3M Co	15,226	2,079
Alaska Air Group Inc	3,600	102
Allegion plc	2,394	220
American Airlines Group Inc	11,025	134
AMETEK Inc	6,064	437
AO Smith Corp	3,800	144
Arconic Inc	10,792	173
Boeing Co/The	14,109	2,104
Caterpillar Inc, Cl A	14,645	1,699
CH Robinson Worldwide Inc	3,487	231
Cintas Corp	2,252	390
Copart Inc*	5,400	370
CSX Corp	20,488	1,174
Cummins Inc	4,063	550
Deere & Co	8,413	1,162
Delta Air Lines Inc, Cl A	15,122	431
Dover Corp	3,846	323
Eaton Corp PLC	11,039	858
Emerson Electric Co	16,326	778
Equifax Inc	3,176	379
Expeditors International of Washington Inc	4,408	294
Fastenal Co, Cl A	15,244	476
FedEx Corp	6,369	772

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Flowserve Corp	3,654	$87
Fortive Corp	7,754	428
Fortune Brands Home & Security Inc	3,900	169
General Dynamics Corp	6,265	829
General Electric Co	231,593	1,839
Honeywell International Inc	18,952	2,536
Huntington Ingalls Industries Inc, Cl A	1,100	200
IDEX Corp	2,100	290
IHS Markit Ltd	10,700	642
Illinois Tool Works Inc	7,731	1,099
Ingersoll Rand Inc*	9,014	224
Jacobs Engineering Group Inc	3,521	279
JB Hunt Transport Services Inc	2,345	216
Johnson Controls International plc	20,538	554
Kansas City Southern	2,563	326
L3Harris Technologies Inc	5,871	1,057
Lockheed Martin Corp	6,593	2,235
Masco Corp	7,423	257
Nielsen Holdings PLC	9,580	120
Norfolk Southern Corp	6,902	1,008
Northrop Grumman Corp	4,161	1,259
Old Dominion Freight Line Inc, Cl A	2,550	335
PACCAR Inc	9,119	557
Parker-Hannifin Corp, Cl A	3,352	435
Pentair PLC	4,777	142
Quanta Services Inc	3,782	120
Raytheon Co	7,299	957
Republic Services Inc	5,562	417
Robert Half International Inc	3,259	123
Rockwell Automation Inc	3,035	458
Rollins Inc	3,750	136
Roper Technologies Inc	2,714	846
Snap-on Inc	1,555	169
Southwest Airlines Co, Cl A	12,433	443
Stanley Black & Decker Inc	4,011	401
Textron Inc	6,437	172
Trane Technologies PLC	6,303	521
TransDigm Group Inc	1,300	416
Union Pacific Corp	18,319	2,584
United Airlines Holdings Inc*	5,600	177
United Parcel Service Inc, Cl B	18,611	1,739
United Rentals Inc*	2,099	216
United Technologies Corp	21,507	2,029
Verisk Analytics Inc, Cl A	4,300	599
Waste Management Inc	10,282	952
Westinghouse Air Brake Technologies Corp	4,690	226
WW Grainger Inc	1,147	285
Xylem Inc/NY	4,748	309

		46,698

Information Technology — 22.8%
Accenture PLC, Cl A	16,848	2,750
Adobe Inc*	12,864	4,094

Description	Shares	Market Value ($ Thousands)
Advanced Micro Devices Inc*	30,900	$1,405
Akamai Technologies Inc*	4,274	391
Alliance Data Systems Corp	1,046	35
Amphenol Corp, Cl A	7,820	570
Analog Devices Inc	9,692	869
ANSYS Inc*	2,300	535
Apple Inc	110,630	28,132
Applied Materials Inc	24,371	1,117
Arista Networks Inc*	1,400	284
Autodesk Inc, Cl A*	5,905	922
Automatic Data Processing Inc	11,442	1,564
Broadcom Inc	10,475	2,484
Broadridge Financial Solutions Inc	3,000	285
Cadence Design Systems Inc*	7,400	489
CDW Corp/DE	3,800	354
Cisco Systems Inc	112,372	4,417
Citrix Systems Inc	3,026	428
Cognizant Technology Solutions Corp, Cl A	14,577	677
Corning Inc, Cl B	20,271	416
DXC Technology Co	7,076	92
F5 Networks Inc, Cl A*	1,691	180
Fidelity National Information Services Inc, Cl B	16,353	1,989
Fiserv Inc, Cl A*	15,164	1,440
FleetCor Technologies Inc*	2,300	429
FLIR Systems Inc	3,592	115
Fortinet Inc*	3,700	374
Gartner Inc*	2,300	229
Global Payments Inc	7,889	1,138
Hewlett Packard Enterprise Co	34,010	330
HP Inc	39,510	686
Intel Corp	115,197	6,235
International Business Machines Corp	23,568	2,614
Intuit Inc	6,885	1,584
IPG Photonics Corp*	1,000	110
Jack Henry & Associates Inc	2,000	310
Juniper Networks Inc	9,333	179
Keysight Technologies Inc*	4,900	410
KLA Corp	4,149	596
Lam Research Corp	3,820	917
Leidos Holdings Inc	3,500	321
Mastercard Inc, Cl A	23,482	5,672
Maxim Integrated Products Inc	7,100	345
Microchip Technology Inc	6,337	430
Micron Technology Inc*	29,271	1,231
Microsoft Corp	202,196	31,888
Motorola Solutions Inc	4,602	612
NetApp Inc	5,928	247
NortonLifeLock Inc	14,908	279
NVIDIA Corp	16,248	4,283
Oracle Corp, Cl B	57,333	2,771
Paychex Inc	8,400	529

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
Paycom Software Inc*	1,300	$263
PayPal Holdings Inc*	31,085	2,976
Qorvo Inc*	3,005	242
QUALCOMM Inc	30,268	2,048
salesforce.com Inc*	23,472	3,380
Seagate Technology PLC	6,043	295
ServiceNow Inc*	5,000	1,433
Skyworks Solutions Inc	4,507	403
Synopsys Inc*	4,000	515
TE Connectivity Ltd	8,803	555
Texas Instruments Inc	24,711	2,469
VeriSign Inc*	2,678	482
Visa Inc, Cl A	45,332	7,304
Western Digital Corp	7,738	322
Western Union Co/The	10,877	197
Xerox Holdings Corp	4,989	95
Xilinx Inc	6,687	521
Zebra Technologies Corp, Cl A*	1,400	257

		144,540

Materials — 2.2%
Air Products & Chemicals Inc	5,861	1,170
Albemarle Corp	2,900	163
Amcor PLC	42,509	345
Avery Dennison Corp	2,176	222
Ball Corp	8,712	563
Celanese Corp, Cl A	3,100	227
CF Industries Holdings Inc	6,137	167
Corteva Inc	19,891	467
Dow Inc	19,725	577
DuPont de Nemours Inc	19,791	675
Eastman Chemical Co	3,798	177
Ecolab Inc	6,654	1,037
FMC Corp	3,349	274
Freeport-McMoRan Inc, Cl B	37,862	256
International Flavors & Fragrances Inc	2,815	287
International Paper Co	10,273	320
Linde PLC	14,282	2,471
LyondellBasell Industries NV, Cl A	6,713	333
Martin Marietta Materials Inc, Cl A	1,665	315
Mosaic Co/The	9,710	105
Newmont Corp	21,904	992
Nucor Corp	7,948	286
Packaging Corp of America	2,600	226
PPG Industries Inc	6,270	524
Sealed Air Corp	4,058	100
Sherwin-Williams Co/The, Cl A	2,213	1,017
Vulcan Materials Co	3,430	371
Westrock Co	7,092	200

		13,867

Real Estate — 2.7%
Alexandria Real Estate Equities Inc‡	3,200	439

Description	Shares	Market Value ($ Thousands)
American Tower Corp, Cl A‡	11,716	$2,551
Apartment Investment & Management Co, Cl A‡	4,044	142
AvalonBay Communities Inc‡	3,722	548
Boston Properties Inc‡	3,808	351
CBRE Group Inc, Cl A* ‡	8,825	333
Crown Castle International Corp‡	11,028	1,592
Digital Realty Trust Inc, Cl A‡	7,000	972
Duke Realty Corp‡	9,600	311
Equinix Inc‡	2,259	1,411
Equity Residential‡	9,333	576
Essex Property Trust Inc‡	1,760	388
Extra Space Storage Inc‡	3,400	326
Federal Realty Investment Trust‡	2,000	149
Healthpeak Properties Inc‡	12,930	308
Host Hotels & Resorts Inc‡	18,612	205
Iron Mountain Inc‡	7,976	190
Kimco Realty Corp‡	11,396	110
Mid-America Apartment Communities Inc‡	3,000	309
Prologis Inc‡	19,469	1,565
Public Storage‡	4,000	794
Realty Income Corp‡	8,618	430
Regency Centers Corp‡	4,700	181
SBA Communications Corp, Cl A‡	3,000	810
Simon Property Group Inc‡	8,158	448
SL Green Realty Corp‡	2,215	95
UDR Inc‡	7,600	278
Ventas Inc‡	9,710	260
Vornado Realty Trust‡	4,331	157
Welltower Inc‡	10,707	490
Weyerhaeuser Co‡	19,560	331

		17,050

Utilities — 3.2%
AES Corp/VA	17,212	234
Alliant Energy Corp	6,300	304
Ameren Corp	6,544	477
American Electric Power Co Inc	13,029	1,042
American Water Works Co Inc	4,800	574
Atmos Energy Corp	3,100	308
CenterPoint Energy Inc	12,917	200
CMS Energy Corp	7,513	441
Consolidated Edison Inc	8,878	692
Dominion Energy Inc	21,868	1,579
DTE Energy Co	5,041	479
Duke Energy Corp	19,298	1,561
Edison International	9,490	520
Entergy Corp	5,277	496
Evergy Inc	6,000	330
Eversource Energy	8,644	676
Exelon Corp	25,990	957
FirstEnergy Corp	14,321	574
NextEra Energy Inc	12,998	3,128

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

Description	Shares	Market Value ($ Thousands)
NiSource Inc	9,713	$242
NRG Energy Inc	6,964	190
Pinnacle West Capital Corp	3,094	234
PPL Corp	20,239	499
Public Service Enterprise Group Inc	13,457	604
Sempra Energy	7,468	844
Southern Co/The	27,782	1,504
WEC Energy Group Inc	8,437	744
Xcel Energy Inc	14,046	847

		20,280

Total Common Stock (Cost $436,087) ($ Thousands)		567,255

EXCHANGE TRADED FUNDS^ — 8.3%
SPDR S&P 500 ETF Trust	101,634	26,196
Vanguard S&P 500 ETF	110,260	26,112

Description		Market Value ($Thousands)
Total Exchange Traded Funds (Cost $50,637) ($ Thousands)		$52,308

Total Investments in Securities — 97.8% (Cost $486,724) ($ Thousands)		$619,563

	Contracts
PURCHASED OPTIONS* — 0.5%
Total Purchased Options (A) (Cost $1,641) ($ Thousands)	209,410,302	$2,963

PURCHASED SWAPTION* — 0.5%
Total Purchased Swaption (B) (Cost $2,357) ($ Thousands)	864,868,000	$3,142

A list of the open options contracts held by the Fund at March 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.5%
Call Options
August 20 Put EUR Call USD*	120,690,928	$13,155	$1.09	8/22/2020	$1,793
August 20 Put EUR Call USD*	88,719,374	9,582	1.08	8/22/2020	1,170

Total Purchased Options		$22,737			$2,963

A list of the open OTC swaption contracts held by the Fund at March 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.5%
Call Swaptions
CMS One Look*	Bank of America Merill Lynch	864,868,000	$0.14	07/17/2021	$3,142

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2020

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	52	Jun-2020	$6,271	$6,682	$411

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/21	USD	5,112	SAR	19,232	$8
Bank of America	01/11/21	USD	3,884	SAR	14,572	(4)
Bank of America	01/11/21	SAR	154,174	USD	41,085	36

						$40

A list of OTC swap agreements held by the fund at March 31, 2020, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
BNP Paribas ^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	03/17/2021	USD	(41,552)	$1,864	$—	$1,864

Percentages are based on Net Assets of $633,495 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Refer to table below for details on Options Contracts.

(B)	Refer to table below for details on Swaption Contracts.

^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	567,255	—	—	567,255
Exchange Traded Funds	52,308	—	—	52,308

Total Investments in Securities	619,563	—	—	619,563

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2,963	—	—	2,963
Purchased Swaptions	—	3,142	—	3,142
Futures Contracts*
Unrealized Appreciation	411	—	—	411
Forwards Contracts*
Unrealized Appreciation	—	44	—	44
Unrealized Depreciation	—	(4)	—	(4)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	1,864	—	1,864

Total Other Financial Instruments	3,374	5,046	—	8,420

*	Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2020

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report. (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2020

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 9, 2020